As filed with the Securities and Exchange Commission on September 4, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end:    December 31

Date of reporting period:    January 1, 2018 – June 30, 2018

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Portfolio(s) during the period ended. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report provides detailed information about your Portfolio(s) for the six-month period ended June 30, 2018.

We believe it is important to understand market conditions over the six-month period ended June 30, 2018 to provide a context for reading this report. Following a strong first month of 2018, volatility quickly returned to the equity markets as concerns emerged focusing on inflation, interest rates and global trade. Expectations of continued benign inflation were tested when wage growth for the January employment report came in higher than anticipated, and this resulted in longer term interest rates rising as well. This sent stocks into correction mode as the S&P 500® and Dow Jones Industrial Average both declined by more than 10% during the last week of January and first week of February.

In the weeks that followed, international trade took center stage as concerns of potential U.S. imposed tariffs created more volatility in the markets and stocks reached new lows for the year in late March. Initially aimed at China’s aluminum and steel exports, the prospect of more widely-spread tariffs grew throughout the spring and into the early summer, expanding to broader categories of goods and more regions, including Canada, Mexico and the Eurozone. As the tariffs on China approached actual implementation, the market reaction was more muted and stocks had appreciated from their previous lower levels.

U.S. equities benefitted from an improving environment for corporate profits as first quarter operating earnings growth for the S&P 500® reached their highest annualized rate in eight years. As full year 2018 estimates for earnings growth were upgraded following these strong reports, macroeconomic news was also favorable as the unemployment rate reached its lowest level in almost two decades. While these encouraging fundamentals allowed the S&P 500® to post a gain for the period, the index still finished below its January high watermark.

Following their strong performance in 2017, international developed and emerging markets experienced declines during the period as concerns of reduced international trade and declining rates of economic growth in Europe and Japan for the first quarter were viewed with caution by investors. Emerging market currencies also depreciated, which pressured the equities of those regions as well.

Both short and long term interest rates rose during the period as strong employment trends and expectations of higher inflation provided a backdrop for the U.S. Federal Reserve to increase the Fed Funds Rate twice, both times by 0.25%, in the months of March and June. The 10-year Treasury yield rose considerably during the early months of the year and by the middle of May had reached 3.11%, more than 0.60% higher than where it started the year, before backing off to 2.85% to close the period. Despite this increase, the yield curve between 2-year and 10-year bonds continued to flatten and closed out the period at just 0.33%, its tightest gap in more than ten years. This fueled some debate as to whether this narrow range is a predictor of slowing economic growth or the result of suppressed long term rates in other regions of the world. The London Interbank Offering Rate (“LIBOR”) also increased from 1.69% to 2.34% during the period.

For the six-month period ended June 30, 2018, the S&P 500® returned 2.65%, while the MSCI EAFE Index, representing international developed market equities, returned -2.37%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

Dow Jones Industrial Average: a market that shows how 30 large, publicly owned companies based in the U.S. have traded during a standard trading session in the stock market.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Series Trust. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Series Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance, future results may vary. Indexes are unmanaged and an investor cannot invest directly in an index.

Transamerica 60/40 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expense examples are based on an investment of $1,000 invested at January 12, 2018, and held for the entire period until June 30, 2018.

The hypothetical expense examples are based on an investment of $1,000 invested at January 1, 2018, and held for the entire period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$976.00	$2.88	$1,021.70	$3.16	0.63%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on January 12, 2018. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2018. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	45.8%
U.S. Fixed Income Fund	39.8
International Equity Fund	14.9
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.5%
International Equity Fund - 14.9%
Transamerica International Equity Index VP (A)	24,651	$ 266,967

U.S. Equity Fund - 45.8%
Transamerica U.S. Equity Index VP (A)	70,534	817,484

U.S. Fixed Income Fund - 39.8%
Transamerica Core Bond (B)	73,644	710,669

Total Investment Companies (Cost $1,798,700)		1,795,120

Total Investments (Cost $1,798,700)		1,795,120
Net Other Assets (Liabilities) - (0.5)%		(9,587)

Net Assets - 100.0%		$ 1,785,533

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,795,120	$—	$—	$1,795,120

Total Investments	$1,795,120	$—	$—	$1,795,120

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Service Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $1,798,700)	$1,795,120
Receivables and other assets:
Due from investment manager	608
Investments sold	58

Total assets	1,795,786

Liabilities:
Due to custodian	58
Payables and other liabilities:
Shares of beneficial interest redeemed	277
Distribution and service fees	278
Trustees, CCO and deferred compensation fees	30
Audit and tax fees	8,214
Custody fees	1,085
Legal fees	5
Printing and shareholder reports fees	284
Other	22

Total liabilities	10,253

Net assets	$1,785,533

Net assets consist of:
Capital stock ($0.01 par value)	$1,830
Additional paid-in capital	1,786,800
Undistributed (distributions in excess of) net investment income (loss)	1,821
Accumulated net realized gain (loss)	(1,338)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(3,580)

Net assets	$1,785,533

Shares outstanding	182,971

Net asset value and offering price per share	$9.76

STATEMENT OF OPERATIONS (A)

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from Affiliated investments	$3,054

Total investment income	3,054

Expenses:
Investment management fees	587
Distribution and service fees	489
Transfer agent costs	1
Trustees, CCO and deferred compensation fees	39
Audit and tax fees	8,214
Custody fees	2,587
Legal fees	350
Printing and shareholder reports fees	868
Other	315

Total expenses before waiver and/or reimbursement and recapture	13,450

Expense waived and/or reimbursed	(13,172)
Recapture of previously waived and/or reimbursed fees	955

Net expenses	1,233

Net investment income (loss)	1,821

Net realized gain (loss) on:
Affiliated investments	(1,338)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(3,580)

Net realized and change in unrealized gain (loss)	(4,918)

Net increase (decrease) in net assets resulting from operations	$(3,097)

(A)	Commenced operations on January 12, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2018 (unaudited) (A)
From operations:
Net investment income (loss)	$1,821
Net realized gain (loss)	(1,338)
Net change in unrealized appreciation (depreciation)	(3,580)

Net increase (decrease) in net assets resulting from operations	(3,097)

Capital share transactions:
Proceeds from shares sold	1,857,516
Cost of shares redeemed	(68,886)

Net increase (decrease) in net assets resulting from capital share transactions	1,788,630

Net increase (decrease) in net assets	1,785,533

Net assets:
Beginning of period	—

End of period	$1,785,533

Undistributed (distributions in excess of) net investment income (loss)	$1,821

Capital share transactions - shares:
Shares issued	189,945
Shares redeemed	(6,974)

Net increase (decrease) in shares outstanding	182,971

(A)	Commenced operations on January 12, 2018.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Service Class
	June 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04
Net realized and unrealized gain (loss)	(0.28)

Total investment operations	(0.24)

Net asset value, end of period	$9.76

Total return (D)	(2.40	)%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,786
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	6.87	%(G)
Including waiver and/or reimbursement and recapture	0.63	%(G)
Net investment income (loss) to average net assets (C)	0.93	%(G)
Portfolio turnover rate (H)	14	%(E)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) commenced operations on January 12, 2018. The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM is responsible for all aspects of the day-to-day management of the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate (A)
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2019. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2018	Total
Service Class	$11,865	$11,865

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,871,428	$ 74,445

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,798,700	$ 2,543	$ (6,123)	$ (3,580)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — INITIAL CONTRACT APPROVAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on December 6-7, 2017, the Board considered the proposed management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio” or “60/40”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the approval of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the Management Agreement for an initial two-year period.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed Management Agreement. In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed approval of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

The Board considered the nature, extent and quality of the services expected to be provided by TAM. The Board considered the proposed investment strategies and approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; the continuous and regular management services to be provided by TAM; the experience of TAM with the proposed investment strategy; the professional qualifications and experience of the portfolio management team; and the team’s expertise in managing asset allocation strategies. In this regard, the Board noted that TAM will leverage a methodology that is very similar to that already utilized in TAM’s direct management of certain other allocation funds, and that the same portfolio management team that manages those allocation portfolios will manage 60/40.

In addition to the portfolio management services TAM would provide to 60/40, the Board noted that TAM’s services would include the services TAM provides to all Transamerica mutual funds, including oversight of the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervision of recordkeeping and shareholder relations functions. The Board further considered that TAM’s management services also would include, among other things, the provision of supervisory, compliance and administrative services to 60/40. Based on these and other considerations, the Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of 60/40’s operations, the competitive landscape of the investment company business, and investor needs.

Investment Performance

The Board recognized that 60/40 is not yet in existence and therefore has no historical performance for the Board to review. However, the Board considered back-tested performance results of the strategy, which, subject to a number of limitations, showed how 60/40 would have performed if it had been operating in the past. While the back-tested results were below the all-equity benchmark (S&P 500 Index) for the relevant periods ended September 30, 2017, the returns were competitive against the blended benchmark, which consists of 45% S&P 500 Index, 15% MSCI EAFE NR Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The Board considered that the back-tested results showed that the performance of 60/40 would have provided a favorable risk profile against the peer group median and both benchmarks over all common time periods, as measured by both standard deviation and maximum drawdown. The back tested results also showed that 60/40 would have provided favorable risk-adjusted results, as measured by the Sharpe ratio, against the peer group median over all common time periods, and against both benchmarks over the one and ten-year periods. On the basis of this information and the Board’s assessment of the nature, extent and quality of the management services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of 60/40’s proposed investment objective, policies and strategies.

Management Fee, Cost of Services to be Provided and Profitability

The Board considered the proposed management fee and anticipated total expense ratio of 60/40, including information comparing the management fee and total expense ratio of 60/40 to the management fees and total expense ratios of comparable investment companies in Lipper and Morningstar peer universes. The Board noted that the proposed management fee for 60/40 was equal to both the Lipper and Morningstar medians, but 0.18% of the 0.30% fee will also be contractually waived by TAM until May 1, 2019. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management fees to be received by TAM under the Management Agreement are reasonable in light of the services to be provided.

The Board noted that 60/40 was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM regarding its costs of portfolio management

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — INITIAL CONTRACT APPROVAL (continued)

services as well as the costs of providing transfer agency and other services to 60/40 by TAM and its affiliates. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with 60/40 was not anticipated to be excessive.

Economies of Scale

In evaluating the extent to which the management fees payable under the Management Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board took note of TAM’s fee schedule and the existence of management fee breakpoints, as detailed in the materials provided to the Board. The Trustees noted that the proposed fees and breakpoints may benefit contract holders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Portfolio. The Trustees also noted that, in the future, they would have the opportunity to periodically reexamine the appropriateness of the management fees payable to TAM in light of any economies of scale experienced in the future.

Fall-Out Benefits

The Board considered other benefits expected to be derived by TAM and its affiliates from their relationships with 60/40. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with 60/40. The Board noted that it would have the opportunity in the future to review the potential benefits over time.

Other Considerations

The Board considered the investment objective of 60/40 and its investment strategy and noted that TAM believes that 60/40 would enhance Transamerica Series Trust’s product line-up. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage 60/40 in a professional manner that is consistent with the best interests of 60/40 and the contract holders. In this regard, the Board favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of 60/40.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the approval of the Management Agreement was in the best interest of 60/40 and the contract holders and voted to approve the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$985.30	$4.18	$1,020.60	$4.26	0.85%
Service Class	1,000.00	984.20	5.41	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	42.0%
U.S. Government Obligations	22.6
U.S. Government Agency Obligations	16.6
Corporate Debt Securities	13.7
Exchange-Traded Funds	2.1
Foreign Government Obligations	1.8
Securities Lending Collateral	1.4
Repurchase Agreement	1.3
Mortgage-Backed Securities	0.8
Short-Term U.S. Government Obligation	0.4
Asset-Backed Securities	0.3
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Rights	0.0 *
Net Other Assets (Liabilities) ^	(3.3)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 42.0%
Aerospace & Defense - 0.9%
Airbus SE	2,514	$ 294,348
Arconic, Inc.	4,133	70,302
BAE Systems PLC	10,735	91,636
Boeing Co.	2,400	805,224
Elbit Systems, Ltd.	100	11,774
General Dynamics Corp.	1,300	242,333
Leonardo SpA	2,100	20,762
Lockheed Martin Corp.	1,200	354,516
Northrop Grumman Corp.	1,000	307,700
Raytheon Co.	1,400	270,452
Rockwell Collins, Inc.	700	94,276
Safran SA	1,448	175,946
Textron, Inc.	400	26,364
Thales SA	400	51,547
United Technologies Corp.	3,700	462,611

		3,279,791

Air Freight & Logistics - 0.3%
Bollore SA	8,800	40,942
CH Robinson Worldwide, Inc.	600	50,196
Deutsche Post AG	3,560	116,282
Expeditors International of Washington, Inc.	900	65,790
FedEx Corp.	1,300	295,178
United Parcel Service, Inc., Class B	2,600	276,198
Yamato Holdings Co., Ltd. (A)	1,300	38,325

		882,911

Airlines - 0.1%
American Airlines Group, Inc.	1,600	60,736
ANA Holdings, Inc.	500	18,376
Delta Air Lines, Inc.	2,100	104,034
Deutsche Lufthansa AG	1,600	38,491
easyJet PLC	200	4,416
International Consolidated Airlines Group SA	4,800	42,164
Ryanair Holdings PLC, ADR (B)	70	7,996
Singapore Airlines, Ltd.	2,000	15,692
Southwest Airlines Co.	1,400	71,232
United Continental Holdings, Inc. (B)	2,000	139,460

		502,597

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	41,051
Aptiv PLC	1,700	155,771
Autoliv, Inc. (A)	300	42,966
BorgWarner, Inc.	1,000	43,160
Bridgestone Corp.	2,800	109,582
Cie Generale des Etablissements Michelin SCA	701	85,383
Continental AG	385	87,920
Denso Corp.	2,100	102,653
Koito Manufacturing Co., Ltd.	300	19,835
Magna International, Inc.	1,300	75,608
NGK Spark Plug Co., Ltd.	1,000	28,542
Nokian Renkaat OYJ	350	13,831
Sumitomo Electric Industries, Ltd.	2,700	40,238
Sumitomo Rubber Industries, Ltd. (A)	900	14,307
Toyoda Gosei Co., Ltd.	800	20,297
Toyota Industries Corp.	500	28,045
Valeo SA	1,200	65,612

		974,801

	Shares	Value
COMMON STOCKS (continued)
Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	$ 107,156
Daimler AG	4,103	264,155
Ferrari NV	292	39,726
Fiat Chrysler Automobiles NV (B)	6,026	114,945
Ford Motor Co.	12,800	141,696
General Motors Co.	5,963	234,942
Harley-Davidson, Inc.	700	29,456
Honda Motor Co., Ltd.	6,300	185,105
Mazda Motor Corp.	2,200	27,024
Mitsubishi Motors Corp.	3,400	27,116
Nissan Motor Co., Ltd.	10,500	102,235
Peugeot SA	2,300	52,537
Renault SA (A)	805	68,466
Subaru Corp.	3,000	87,387
Suzuki Motor Corp.	1,300	71,837
Tesla, Inc. (B)	558	191,366
Toyota Motor Corp.	8,500	550,467
Yamaha Motor Co., Ltd. (A)	1,000	25,164

		2,320,780

Banks - 3.8%
AIB Group PLC	2,300	12,490
Australia & New Zealand Banking Group, Ltd.	11,541	241,196
Banco Bilbao Vizcaya Argentaria SA	27,863	197,638
Banco de Sabadell SA	3,772	6,323
Banco Espirito Santo SA (B) (C) (D) (E) (F)	8,203	0
Banco Santander SA	69,665	373,581
Bank Hapoalim BM	1,671	11,328
Bank Leumi Le-Israel BM	5,297	31,343
Bank of America Corp.	39,200	1,105,048
Bank of East Asia, Ltd.	5,000	19,979
Bank of Ireland Group PLC	4,660	36,379
Bank of Montreal	2,699	208,628
Bank of Nova Scotia	4,400	249,143
Bankia SA (A)	12,024	45,032
Barclays PLC	64,908	161,902
BB&T Corp.	3,400	171,496
BNP Paribas SA	4,145	257,468
BOC Hong Kong Holdings, Ltd.	17,500	82,419
CaixaBank SA	1,400	6,059
Canadian Imperial Bank of Commerce (A)	1,800	156,580
CIT Group, Inc.	1,000	50,410
Citigroup, Inc.	10,611	710,088
Citizens Financial Group, Inc.	2,600	101,140
Commonwealth Bank of Australia	7,140	385,042
Credit Agricole SA	4,350	58,089
Danske Bank A/S	3,242	101,504
DBS Group Holdings, Ltd.	7,000	136,712
DNB ASA	4,574	89,465
Erste Group Bank AG (B)	1,234	51,518
Fukuoka Financial Group, Inc.	3,000	15,093
Hang Seng Bank, Ltd.	2,800	70,021
HSBC Holdings PLC	78,583	737,067
ING Groep NV	16,960	244,167
Intesa Sanpaolo SpA	58,880	170,972
Japan Post Bank Co., Ltd.	1,300	15,147
JPMorgan Chase & Co.	13,800	1,437,960
KBC Group NV	1,053	81,307

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	4,700	$ 91,838
Lloyds Banking Group PLC	335,233	278,948
M&T Bank Corp.	1,000	170,150
Mebuki Financial Group, Inc.	3,500	11,760
Mediobanca Banca di Credito Finanziario SpA	1,088	10,116
Mitsubishi UFJ Financial Group, Inc.	44,000	250,810
Mizrahi Tefahot Bank, Ltd.	500	9,199
Mizuho Financial Group, Inc.	105,000	176,873
National Australia Bank, Ltd.	11,557	234,431
National Bank of Canada (A)	1,400	67,218
Nordea Bank AB	10,999	105,953
Oversea-Chinese Banking Corp., Ltd.	12,000	102,517
PNC Financial Services Group, Inc.	1,900	256,690
Raiffeisen Bank International AG	532	16,333
Regions Financial Corp.	5,500	97,790
Resona Holdings, Inc.	8,000	42,820
Royal Bank of Canada	5,700	429,196
Royal Bank of Scotland Group PLC (B)	1,000	3,380
Seven Bank, Ltd.	5,320	16,289
Shinsei Bank, Ltd.	1,000	15,409
Skandinaviska Enskilda Banken AB, Class A	5,953	56,601
Societe Generale SA	3,782	159,506
Standard Chartered PLC	14,639	133,809
Sumitomo Mitsui Financial Group, Inc.	5,300	206,131
Sumitomo Mitsui Trust Holdings, Inc.	1,400	55,550
Svenska Handelsbanken AB, A Shares	6,612	73,497
Swedbank AB, Class A	3,890	83,301
Toronto-Dominion Bank	7,200	416,725
UniCredit SpA	8,855	147,833
United Overseas Bank, Ltd.	5,000	98,202
US Bancorp	6,900	345,138
Wells Fargo & Co.	18,400	1,020,096
Westpac Banking Corp. (A)	14,817	321,284

		13,335,127

Beverages - 0.8%
Anheuser-Busch InBev SA	2,775	280,316
Asahi Group Holdings, Ltd.	1,400	71,723
Brown-Forman Corp., Class B	1,500	73,515
Carlsberg A/S, Class B	449	52,895
Coca-Cola Co.	14,900	653,514
Constellation Brands, Inc., Class A	600	131,322
Diageo PLC	10,637	382,119
Dr. Pepper Snapple Group, Inc.	1,200	146,400
Heineken NV	1,100	110,499
Kirin Holdings Co., Ltd.	4,100	109,726
PepsiCo, Inc.	6,600	718,542
Pernod Ricard SA (A)	983	160,598
Treasury Wine Estates, Ltd.	1,152	14,826

		2,905,995

Biotechnology - 0.9%
AbbVie, Inc.	6,700	620,755
Alexion Pharmaceuticals, Inc. (B)	808	100,313
Alkermes PLC (B)	643	26,466
Amgen, Inc.	2,533	467,566
Biogen, Inc. (B)	1,000	290,240
BioMarin Pharmaceutical, Inc. (B)	1,100	103,620
Celgene Corp. (B)	3,800	301,796

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CSL, Ltd.	1,863	$ 265,568
Gilead Sciences, Inc.	6,500	460,460
Grifols SA (A)	588	17,702
Incyte Corp. (B)	1,300	87,100
Regeneron Pharmaceuticals, Inc. (B)	400	137,996
Shire PLC	3,691	207,757
Vertex Pharmaceuticals, Inc. (B)	1,100	186,956

		3,274,295

Building Products - 0.2%
Assa Abloy AB, B Shares	4,407	93,929
Cie de Saint-Gobain	1,980	88,490
Daikin Industries, Ltd.	1,000	119,857
Geberit AG	200	86,014
Johnson Controls International PLC	4,300	143,835
LIXIL Group Corp.	1,400	28,021

		560,146

Capital Markets - 1.3%
Ameriprise Financial, Inc.	1,000	139,880
Amundi SA (G)	700	48,508
Bank of New York Mellon Corp.	5,000	269,650
BlackRock, Inc.	500	249,520
Brookfield Asset Management, Inc., Class A	3,800	154,151
Charles Schwab Corp.	5,000	255,500
CI Financial Corp.	2,400	43,138
CME Group, Inc.	1,670	273,746
Credit Suisse Group AG (B)	12,128	183,090
Daiwa Securities Group, Inc.	7,000	40,673
Deutsche Bank AG	8,226	88,589
Deutsche Boerse AG	586	78,116
Franklin Resources, Inc.	3,400	108,970
Goldman Sachs Group, Inc.	1,700	374,969
Hong Kong Exchanges & Clearing, Ltd.	4,200	126,338
Intercontinental Exchange, Inc.	3,200	235,360
Invesco, Ltd.	1,500	39,840
Japan Exchange Group, Inc.	2,000	37,195
London Stock Exchange Group PLC	1,500	88,509
Macquarie Group, Ltd.	1,200	109,809
Moody’s Corp.	1,000	170,560
Morgan Stanley	6,300	298,620
Natixis SA	7,300	51,815
Nomura Holdings, Inc.	15,400	74,861
Partners Group Holding AG	100	73,463
Quilter PLC (B) (G)	1	1
S&P Global, Inc.	1,100	224,279
Schroders PLC	1,300	54,181
State Street Corp.	1,900	176,871
T. Rowe Price Group, Inc.	1,500	174,135
TD Ameritrade Holding Corp.	2,000	109,540
UBS Group AG (B)	16,124	249,521

		4,603,398

Chemicals - 1.1%
Air Liquide SA	1,754	220,604
Air Products & Chemicals, Inc.	1,600	249,168
Air Water, Inc.	2,000	36,743
Akzo Nobel NV	1,323	113,279
Asahi Kasei Corp.	5,000	63,587
BASF SE	3,931	376,018

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp., Series A	800	$ 88,848
Covestro AG (G)	100	8,924
DowDuPont, Inc.	10,058	663,023
Eastman Chemical Co.	600	59,976
Ecolab, Inc.	600	84,198
EMS-Chemie Holding AG (B)	200	128,547
FMC Corp.	600	53,526
Frutarom Industries, Ltd.	100	9,835
Givaudan SA	3	6,822
Hitachi Chemical Co., Ltd.	700	14,131
Incitec Pivot, Ltd.	7,463	20,049
Israel Chemicals, Ltd.	3,656	16,750
Johnson Matthey PLC	33	1,576
JSR Corp.	600	10,221
Kansai Paint Co., Ltd.	1,300	27,030
Koninklijke DSM NV	1,052	105,801
LANXESS AG	1,000	78,009
Linde AG	812	169,595
LyondellBasell Industries NV, Class A	1,326	145,661
Mitsubishi Chemical Holdings Corp.	6,000	50,259
Mitsubishi Gas Chemical Co., Inc.	1,000	22,671
Mitsui Chemicals, Inc.	800	21,316
Mosaic Co.	2,000	56,100
Nissan Chemical Industries, Ltd.	1,000	46,697
Nitto Denko Corp.	700	53,002
Novozymes A/S, Class B	1,430	72,554
Nutrien, Ltd.	2,372	129,042
Orica, Ltd.	841	11,047
PPG Industries, Inc.	800	82,984
Praxair, Inc.	1,100	173,965
Sherwin-Williams Co.	600	244,542
Shin-Etsu Chemical Co., Ltd.	1,400	124,845
Sika AG	300	41,624
Solvay SA	297	37,510
Sumitomo Chemical Co., Ltd.	5,000	28,361
Toray Industries, Inc.	5,000	39,471
Umicore SA	586	33,635
Yara International ASA	701	29,092

		4,050,638

Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co., Ltd.	1,500	33,586
Edenred	711	22,468
G4S PLC	15,300	54,054
Republic Services, Inc.	1,400	95,704
Secom Co., Ltd.	800	61,470
Stericycle, Inc. (B)	600	39,174
Toppan Printing Co., Ltd.	2,000	15,680
Waste Management, Inc.	1,900	154,546

		476,682

Communications Equipment - 0.4%
Cisco Systems, Inc.	18,200	783,146
F5 Networks, Inc. (B)	500	86,225
Juniper Networks, Inc.	1,800	49,356
Motorola Solutions, Inc.	2,213	257,527
Nokia OYJ	21,559	124,121
Telefonaktiebolaget LM Ericsson, B Shares	10,276	79,461

		1,379,836

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.2%
Bouygues SA	792	$ 34,138
CIMIC Group, Ltd.	1,787	55,940
Ferrovial SA	2,951	60,567
Fluor Corp.	600	29,268
HOCHTIEF AG	300	54,233
JGC Corp.	1,300	26,220
Obayashi Corp.	2,800	29,159
SNC-Lavalin Group, Inc. (A)	800	35,331
Taisei Corp.	1,040	57,394
Vinci SA	2,296	220,829

		603,079

Construction Materials - 0.1%
Boral, Ltd.	3,696	17,861
CRH PLC	3,021	107,073
Fletcher Building, Ltd.	3,832	18,038
HeidelbergCement AG	650	54,714
Imerys SA	300	24,261
James Hardie Industries PLC, CDI	700	11,749
LafargeHolcim, Ltd. (B)	1,394	68,102
Taiheiyo Cement Corp.	800	26,338

		328,136

Consumer Finance - 0.2%
Acom Co., Ltd.	1,300	5,002
American Express Co.	3,800	372,400
Capital One Financial Corp.	2,500	229,750
Credit Saison Co., Ltd.	600	9,451
Synchrony Financial	4,543	151,646

		768,249

Containers & Packaging - 0.1%
Amcor, Ltd.	610	6,505
CCL Industries, Inc., Class B	1,000	49,024
Smurfit Kappa Group PLC	800	32,418
Toyo Seikan Group Holdings, Ltd.	1,600	28,123
WestRock Co.	1,400	79,828

		195,898

Distributors - 0.0% (H)
Genuine Parts Co.	600	55,074

Diversified Consumer Services - 0.0% (H)
Benesse Holdings, Inc.	300	10,649

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B (B)	4,700	877,255
Groupe Bruxelles Lambert SA	429	45,249
Investor AB, B Shares	1,891	77,040
Kinnevik AB, B Shares	699	23,951
Onex Corp.	100	7,340
ORIX Corp.	5,460	86,401
Wendel SA	200	27,560

		1,144,796

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	30,359	974,827
BCE, Inc.	1,149	46,532
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	14,018
BT Group PLC	33,088	95,109
Deutsche Telekom AG (B)	14,611	226,422
Elisa OYJ	564	26,128
Koninklijke KPN NV	13,289	36,159

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	2,900	$ 131,910
Orange SA	8,100	135,692
PCCW, Ltd.	36,000	20,281
Proximus SADP	242	5,457
Singapore Telecommunications, Ltd.	31,000	70,077
Spark New Zealand, Ltd.	4,216	10,651
Swisscom AG	129	57,733
Telecom Italia SpA (B)	49,323	36,714
Telecom Italia SpA	1,422	929
Telefonica SA	17,172	145,969
Telenor ASA	2,858	58,656
Telia Co. AB	10,340	47,286
Telstra Corp., Ltd.	15,830	30,693
Verizon Communications, Inc.	17,493	880,073

		3,051,316

Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,000	138,500
Chubu Electric Power Co., Inc.	2,300	34,506
Chugoku Electric Power Co., Inc.	1,700	21,988
CK Infrastructure Holdings, Ltd.	2,000	14,824
CLP Holdings, Ltd.	8,500	91,548
Duke Energy Corp.	3,296	260,648
EDP - Energias de Portugal SA	10,120	40,182
Electricite de France SA	1,316	18,104
Enel SpA	30,044	166,901
Entergy Corp.	600	48,474
Eversource Energy	2,461	144,239
Exelon Corp.	3,078	131,123
FirstEnergy Corp.	1,066	38,280
Fortis, Inc.	1,300	41,552
Fortum OYJ	1,387	33,108
HK Electric Investments & HK Electric Investments, Ltd. (A) (G)	1,000	956
Hydro One, Ltd. (G)	2,900	44,206
Iberdrola SA	25,845	199,924
Kansai Electric Power Co., Inc.	2,700	39,409
Kyushu Electric Power Co., Inc.	3,500	39,073
NextEra Energy, Inc.	1,700	283,951
Orsted A/S (G)	700	42,351
PG&E Corp.	3,100	131,936
Power Assets Holdings, Ltd.	5,000	34,956
PPL Corp.	2,900	82,795
Southern Co.	3,100	143,561
SSE PLC	4,598	82,224
Terna Rete Elettrica Nazionale SpA (A)	4,800	25,964
Tohoku Electric Power Co., Inc.	1,300	15,887

		2,391,170

Electrical Equipment - 0.4%
ABB, Ltd.	7,949	174,263
Eaton Corp. PLC	1,994	149,032
Emerson Electric Co.	2,700	186,678
Legrand SA	1,171	86,015
Melrose Industries PLC	19,063	53,512
Mitsubishi Electric Corp.	8,000	106,544
Nidec Corp.	1,000	150,160
OSRAM Licht AG	351	14,346
Prysmian SpA	896	22,319

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	500	$ 83,115
Schneider Electric SE	1,982	165,307
Vestas Wind Systems A/S	1,000	61,913

		1,253,204

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd.	600	15,423
Amphenol Corp., Class A	1,200	104,580
Hexagon AB, B Shares	1,072	59,783
Hirose Electric Co., Ltd.	315	39,064
Hitachi High-Technologies Corp.	500	20,413
Hitachi, Ltd.	17,800	125,660
Keyence Corp.	400	226,022
Kyocera Corp.	1,200	67,709
Murata Manufacturing Co., Ltd.	700	117,726
Nippon Electric Glass Co., Ltd.	300	8,346
Omron Corp.	600	28,018
TDK Corp.	500	51,122
TE Connectivity, Ltd.	800	72,048
Venture Corp., Ltd.	1,000	13,094
Yaskawa Electric Corp.	1,100	38,897

		987,905

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	3,000	99,090
Halliburton Co.	3,900	175,734
Schlumberger, Ltd.	5,129	343,797
TechnipFMC PLC	2,662	84,492
Tenaris SA	3,718	68,232

		771,345

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,935	278,969
Ascendas Real Estate Investment Trust	8,000	15,501
Boston Properties, Inc.	1,200	150,504
British Land Co. PLC	8,400	74,520
CapitaLand Commercial Trust	11,000	13,402
CapitaLand Mall Trust	1,000	1,519
Covivio	400	41,620
Crown Castle International Corp.	1,500	161,730
Digital Realty Trust, Inc.	500	55,790
Equinix, Inc.	300	128,967
Essex Property Trust, Inc.	269	64,310
Federal Realty Investment Trust	500	63,275
Gecina SA	5	837
GGP, Inc.	6,114	124,909
HCP, Inc.	3,100	80,042
Host Hotels & Resorts, Inc.	7,000	147,490
Japan Retail Fund Investment Corp.	25	45,071
Kimco Realty Corp.	1,900	32,281
Klepierre SA	1,069	40,260
Land Securities Group PLC	3,979	50,250
Link REIT	10,500	95,891
Macerich Co.	600	34,098
Mirvac Group	4,600	7,387
Nippon Building Fund, Inc. (A)	4	23,086
Prologis, Inc.	200	13,138
Public Storage	1,000	226,860
RioCan Real Estate Investment Trust	1,500	27,555
SBA Communications Corp. (B)	700	115,584

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Scentre Group	31,774	$ 103,228
Simon Property Group, Inc.	1,413	240,479
SL Green Realty Corp.	700	70,371
Stockland	15,671	46,041
Suntec Real Estate Investment Trust	14,000	17,776
Unibail-Rodamco-Westfield (B)	147	32,271
Unibail-Rodamco-Westfield	369	81,250
Ventas, Inc.	2,200	125,290
VEREIT, Inc.	3,301	24,559
Vornado Realty Trust	1,300	96,096
Welltower, Inc.	2,000	125,380
Weyerhaeuser Co.	6,300	229,698

		3,307,285

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,200	47,094
Alimentation Couche-Tard, Inc., Class B	1,900	82,538
Carrefour SA	1,400	22,676
Colruyt SA	300	17,121
Costco Wholesale Corp.	2,100	438,858
Dairy Farm International Holdings, Ltd.	1,000	8,790
FamilyMart UNY Holdings Co., Ltd.	300	31,595
George Weston, Ltd. (A)	400	32,635
Jeronimo Martins SGPS SA	1,149	16,598
Koninklijke Ahold Delhaize NV	4,421	105,864
Kroger Co.	3,200	91,040
Lawson, Inc.	500	31,251
Loblaw Cos., Ltd.	909	46,741
Metro, Inc.	200	6,799
Seven & i Holdings Co., Ltd.	3,200	139,631
Tesco PLC	34,088	115,483
Walgreens Boots Alliance, Inc.	3,700	222,056
Walmart, Inc.	6,200	531,030
Wesfarmers, Ltd.	4,891	178,663
Woolworths Group, Ltd.	5,314	120,024

		2,286,487

Food Products - 0.7%
a2 Milk Co., Ltd. (B)	2,100	16,300
Ajinomoto Co., Inc.	3,000	56,794
Bunge, Ltd.	600	41,826
Campbell Soup Co.	1,100	44,594
Chocoladefabriken Lindt & Spruengli AG	1	76,139
Conagra Brands, Inc.	1,500	53,595
Danone SA	2,555	187,587
Golden Agri-Resources, Ltd.	16,000	3,582
Hormel Foods Corp. (A)	3,400	126,514
J.M. Smucker, Co.	500	53,740
Kerry Group PLC, Class A	630	65,920
Kikkoman Corp.	1,000	50,490
Kraft Heinz Co.	2,033	127,713
Marine Harvest ASA	1,700	33,857
MEIJI Holdings Co., Ltd.	600	50,616
Mondelez International, Inc., Class A	6,100	250,100
Nestle SA	11,462	890,061
Orkla ASA	3,187	27,940
Saputo, Inc.	1,000	33,203
Toyo Suisan Kaisha, Ltd.	1,000	35,632
WH Group, Ltd. (G)	24,000	19,547

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Wilmar International, Ltd.	8,000	$ 17,967
Yakult Honsha Co., Ltd.	600	40,103

		2,303,820

Gas Utilities - 0.1%
APA Group	4,694	34,217
Gas Natural SDG SA	2,960	78,398
Hong Kong & China Gas Co., Ltd.	33,426	63,992
Osaka Gas Co., Ltd.	1,400	28,989
Toho Gas Co., Ltd.	720	24,940
Tokyo Gas Co., Ltd.	1,800	47,806

		278,342

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	8,528	520,123
Baxter International, Inc.	2,000	147,680
Becton Dickinson and Co.	900	215,604
Boston Scientific Corp. (B)	5,400	176,580
Danaher Corp.	2,100	207,228
DENTSPLY SIRONA, Inc.	2,100	91,917
Edwards Lifesciences Corp. (B)	800	116,456
Essilor International Cie Generale d’Optique SA	964	136,104
Fisher & Paykel Healthcare Corp., Ltd.	2,400	24,204
Hoya Corp.	1,600	91,030
Intuitive Surgical, Inc. (B)	600	287,088
Koninklijke Philips NV	3,632	154,495
Medtronic PLC	5,712	489,004
Olympus Corp.	1,200	44,980
Siemens Healthineers AG (B) (G)	1,000	41,288
Smith & Nephew PLC	2,200	40,590
Stryker Corp.	1,300	219,518
Sysmex Corp.	600	56,036
Terumo Corp.	1,400	80,296
William Demant Holding A/S (A) (B)	1,400	56,352
Zimmer Biomet Holdings, Inc.	1,200	133,728

		3,330,301

Health Care Providers & Services - 0.9%
Aetna, Inc.	1,600	293,600
AmerisourceBergen Corp.	1,000	85,270
Anthem, Inc.	900	214,227
Cigna Corp.	1,300	220,935
CVS Health Corp.	4,700	302,445
DaVita, Inc. (B)	1,200	83,328
Express Scripts Holding Co. (B)	2,928	226,071
Fresenius Medical Care AG & Co. KGaA	1,268	127,909
Fresenius SE & Co. KGaA	1,644	132,086
HCA Healthcare, Inc.	1,300	133,380
Humana, Inc.	600	178,578
Laboratory Corp. of America Holdings (B)	400	71,812
McKesson Corp.	1,000	133,400
Medipal Holdings Corp.	900	18,111
Ryman Healthcare, Ltd.	1,600	12,972
Sonic Healthcare, Ltd.	3,610	65,534
Suzuken Co., Ltd.	100	4,236
UnitedHealth Group, Inc.	3,600	883,224

		3,187,118

Health Care Technology - 0.0% (H)
M3, Inc.	800	31,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.7%
Accor SA	500	$ 24,536
Aristocrat Leisure, Ltd.	3,600	82,323
Carnival PLC	1,600	91,791
Chipotle Mexican Grill, Inc. (B)	136	58,666
Compass Group PLC	7,057	150,739
Crown Resorts, Ltd.	2,958	29,552
Galaxy Entertainment Group, Ltd.	11,400	88,272
Genting Singapore, Ltd.	36,000	32,235
Hilton Worldwide Holdings, Inc.	900	71,244
Las Vegas Sands Corp.	2,300	175,628
Marriott International, Inc., Class A	1,300	164,580
McDonald’s Corp.	3,400	532,746
McDonald’s Holdings Co. Japan, Ltd. (A)	400	20,413
MGM China Holdings, Ltd. (A)	10,000	23,198
Oriental Land Co., Ltd.	800	84,000
Paddy Power Betfair PLC	368	40,826
Restaurant Brands International, Inc.	1,000	60,320
Sands China, Ltd.	10,000	53,469
Starbucks Corp.	6,700	327,295
TUI AG	2,000	43,882
Whitbread PLC	1,300	67,924
Wynn Macau, Ltd.	9,161	29,483
Wynn Resorts, Ltd.	625	104,588
Yum! Brands, Inc.	1,700	132,974

		2,490,684

Household Durables - 0.2%
Electrolux AB, Series B	977	22,252
Garmin, Ltd.	800	48,800
Iida Group Holdings Co., Ltd.	1,600	30,883
Newell Brands, Inc.	1,700	43,843
Panasonic Corp.	9,500	128,151
Rinnai Corp.	200	17,649
Sekisui Chemical Co., Ltd.	900	15,348
Sekisui House, Ltd.	3,000	53,109
Sharp Corp.	600	14,632
Sony Corp.	4,900	250,676
Techtronic Industries Co., Ltd.	1,912	10,662

		636,005

Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	95,688
Clorox Co.	600	81,150
Colgate-Palmolive Co.	3,400	220,354
Essity AB, Class B	2,423	59,840
Henkel AG & Co. KGaA	564	62,735
Kimberly-Clark Corp.	1,400	147,476
Procter & Gamble Co.	9,400	733,764
Reckitt Benckiser Group PLC	2,937	241,830
Unicharm Corp.	1,500	45,157

		1,687,994

Independent Power & Renewable Electricity Producers - 0.0% (H)
AES Corp.	3,000	40,230
Meridian Energy, Ltd.	7,600	16,060

		56,290

Industrial Conglomerates - 0.7%
3M Co.	2,800	550,816
CK Hutchison Holdings, Ltd.	12,156	128,910

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Co.	36,005	$ 490,028
Honeywell International, Inc.	3,300	475,365
Jardine Matheson Holdings, Ltd.	1,100	69,410
Jardine Strategic Holdings, Ltd.	1,000	36,480
Keppel Corp., Ltd.	5,200	27,288
Roper Technologies, Inc.	400	110,364
Seibu Holdings, Inc.	1,300	21,934
Sembcorp Industries, Ltd.	8,000	16,147
Siemens AG	2,819	372,723
Smiths Group PLC	3,680	82,467
Toshiba Corp. (B)	25,500	76,697

		2,458,629

Insurance - 1.4%
Ageas	501	25,281
AIA Group, Ltd.	44,600	389,972
Allianz SE	1,904	393,603
Allstate Corp.	1,200	109,524
American International Group, Inc.	5,920	313,878
Arch Capital Group, Ltd. (B)	900	23,814
Assicurazioni Generali SpA	4,281	71,841
Aviva PLC	17,697	117,712
Brighthouse Financial, Inc. (B)	363	14,545
Chubb, Ltd.	1,821	231,303
CNP Assurances	2,400	54,625
Dai-ichi Life Holdings, Inc.	4,700	83,884
Direct Line Insurance Group PLC	700	3,168
Everest Re Group, Ltd.	100	23,048
Fairfax Financial Holdings, Ltd.	100	56,035
Great-West Lifeco, Inc.	1,000	24,585
Hannover Rueck SE	200	24,944
Hartford Financial Services Group, Inc.	1,800	92,034
Insurance Australia Group, Ltd.	14,101	89,014
Japan Post Holdings Co., Ltd.	6,400	70,119
Legal & General Group PLC	24,800	87,061
Lincoln National Corp.	400	24,900
Loews Corp.	2,700	130,356
Manulife Financial Corp.	7,900	141,937
Mapfre SA	2,680	8,090
Marsh & McLennan Cos., Inc.	2,000	163,940
MetLife, Inc.	4,000	174,400
MS&AD Insurance Group Holdings, Inc.	2,100	65,325
Muenchener Rueckversicherungs-Gesellschaft AG	631	133,413
NN Group NV	2,600	105,784
Poste Italiane SpA (G)	3,200	26,794
Power Corp. of Canada	600	13,436
Principal Financial Group, Inc.	1,400	74,130
Prudential Financial, Inc.	2,000	187,020
Prudential PLC	11,309	258,875
RenaissanceRe Holdings, Ltd.	200	24,064
Sampo OYJ, Class A	1,811	88,402
SCOR SE	1,574	58,489
Sompo Holdings, Inc.	1,700	68,789
Sun Life Financial, Inc.	2,500	100,464
Suncorp Group, Ltd.	4,800	51,827
Swiss Re AG	1,463	126,607
T&D Holdings, Inc.	2,100	31,572
Tokio Marine Holdings, Inc.	3,100	145,403

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	1,600	$ 195,744
XL Group, Ltd.	2,500	139,875
Zurich Insurance Group AG	709	210,559

		5,050,185

Internet & Catalog Retail - 0.0% (H)
Zalando SE (B) (G)	1,100	61,493

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (B)	1,500	2,549,700
Booking Holdings, Inc. (B)	200	405,418
Netflix, Inc. (B)	1,600	626,288
Qurate Retail, Inc., Class A (B)	2,000	42,440
Start Today Co., Ltd.	800	29,011

		3,652,857

Internet Software & Services - 1.4%
Alphabet, Inc., Class A (B)	1,200	1,355,028
Alphabet, Inc., Class C (B)	1,203	1,342,127
eBay, Inc. (B)	4,200	152,292
Facebook, Inc., Class A (B)	8,845	1,718,760
REA Group, Ltd.	400	26,899
Shopify, Inc., Class A (B)	300	43,748
Twitter, Inc. (B)	4,828	210,839
United Internet AG	300	17,188
Yahoo Japan Corp. (A)	10,300	34,236

		4,901,117

IT Services - 1.2%
Accenture PLC, Class A	2,300	376,257
Amadeus IT Group SA	1,607	126,862
Atos SE	313	42,748
Automatic Data Processing, Inc.	2,100	281,694
Capgemini SE	792	106,548
CGI Group, Inc., Class A (B)	1,300	82,382
Cognizant Technology Solutions Corp., Class A	3,200	252,768
Computershare, Ltd.	1,370	18,685
Fidelity National Information Services, Inc.	1,100	116,633
Fiserv, Inc. (B)	2,000	148,180
FleetCor Technologies, Inc. (B)	400	84,260
Fujitsu, Ltd.	7,000	42,475
International Business Machines Corp.	3,500	488,950
Mastercard, Inc., Class A	4,000	786,080
NTT Data Corp.	2,955	34,057
Paychex, Inc.	300	20,505
PayPal Holdings, Inc. (B)	4,200	349,734
Visa, Inc., Class A	7,200	953,640
Western Union Co.	2,100	42,693
Wirecard AG	300	48,329

		4,403,480

Leisure Products - 0.1%
Mattel, Inc. (A)	2,600	42,692
Sankyo Co., Ltd.	300	11,746
Sega Sammy Holdings, Inc.	2,200	37,715
Shimano, Inc. (A)	300	44,059
Yamaha Corp.	700	36,418

		172,630

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (B)	500	139,645
Lonza Group AG (B)	342	91,000

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	1,500	$ 310,710

		541,355

Machinery - 0.8%
Alfa Laval AB	700	16,615
Andritz AG	200	10,618
Atlas Copco AB, A Shares	3,127	91,051
Atlas Copco AB, B Shares	1,598	41,865
Caterpillar, Inc.	2,300	312,041
CNH Industrial NV	3,146	33,418
Deere & Co.	1,600	223,680
Dover Corp.	1,300	95,160
Epiroc AB (B)	4,725	47,444
FANUC Corp.	800	159,003
Fortive Corp.	2,150	165,786
Hino Motors, Ltd.	2,000	21,370
Hitachi Construction Machinery Co., Ltd.	200	6,503
Hoshizaki Corp.	300	30,375
Illinois Tool Works, Inc.	1,800	249,372
JTEKT Corp.	1,200	16,345
Kawasaki Heavy Industries, Ltd.	700	20,643
Komatsu, Ltd.	4,000	114,456
Kone OYJ, Class B	1,488	75,867
Kubota Corp.	5,000	78,716
Kurita Water Industries, Ltd.	500	14,271
Makita Corp.	600	26,907
MAN SE	400	45,287
Mitsubishi Heavy Industries, Ltd.	1,500	54,613
Nabtesco Corp.	600	18,480
NGK Insulators, Ltd.	1,400	24,949
NSK, Ltd.	2,000	20,648
PACCAR, Inc.	2,800	173,488
Pentair PLC	263	11,067
Sandvik AB	5,023	89,168
SMC Corp.	200	73,396
Stanley Black & Decker, Inc.	500	66,405
Sumitomo Heavy Industries, Ltd.	800	27,024
Volvo AB, Class B	7,096	113,450
Wartsila OYJ Abp	1,761	34,611
Weir Group PLC	2,900	76,546

		2,680,638

Marine - 0.0% (H)
AP Moller - Maersk A/S, Class B	30	37,373
Keuhne & Nagel International AG	443	66,743
Mitsui O.S.K. Lines, Ltd.	700	16,869
Nippon Yusen KK	1,100	21,848

		142,833

Media - 1.0%
Axel Springer SE	700	50,642
CBS Corp., Class B	1,500	84,330
Charter Communications, Inc., Class A (B)	863	253,040
Comcast Corp., Class A	20,800	682,448
Dentsu, Inc. (A)	1,300	61,645
Discovery, Inc., Class A (A) (B)	2,000	55,000
Discovery, Inc., Class C (B)	2,952	75,276
DISH Network Corp., Class A (B)	3,200	107,552
Eutelsat Communications SA	1,278	26,513
Informa PLC	4,644	51,177

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
JCDecaux SA	15	$ 502
Liberty Global PLC, Class A (B)	2,200	60,588
Liberty Global PLC, Series C (B)	2,200	58,542
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	600	27,030
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	1,200	54,432
News Corp., Class A	1,524	23,622
Omnicom Group, Inc.	2,300	175,421
Pearson PLC (A)	7,530	87,949
Publicis Groupe SA	701	48,250
Shaw Communications, Inc., Class B	2,300	46,852
Singapore Press Holdings, Ltd. (A)	7,000	13,358
Sirius XM Holdings, Inc. (A)	6,832	46,253
Sky PLC	4,495	86,700
Telenet Group Holding NV (B)	200	9,342
Twenty-First Century Fox, Inc., Class A	4,100	203,729
Twenty-First Century Fox, Inc., Class B	3,400	167,518
Vivendi SA	5,666	138,952
Walt Disney Co.	5,600	586,936
WPP PLC	5,810	91,476

		3,375,075

Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd.	1,300	59,598
Anglo American PLC (A)	4,851	108,503
Antofagasta PLC	5,815	75,976
ArcelorMittal	519	15,219
Barrick Gold Corp. (A)	4,200	55,174
BHP Billiton PLC	7,679	172,892
BHP Billiton, Ltd.	13,601	341,318
Boliden AB	1,192	38,674
First Quantum Minerals, Ltd.	3,948	58,170
Fortescue Metals Group, Ltd. (A)	24,092	78,270
Franco-Nevada Corp.	1,100	80,284
Glencore PLC (B)	56,702	270,894
JFE Holdings, Inc.	2,100	39,756
Kinross Gold Corp. (B)	6,433	24,222
Kobe Steel, Ltd.	900	8,243
Newcrest Mining, Ltd.	3,252	52,465
Newmont Mining Corp.	6,400	241,344
Nippon Steel & Sumitomo Metal Corp.	3,100	60,914
Norsk Hydro ASA	5,754	34,470
Nucor Corp.	2,400	150,000
Rio Tinto PLC	4,842	268,454
Rio Tinto, Ltd.	1,626	100,405
South32, Ltd.	13,380	35,746
Sumitomo Metal Mining Co., Ltd.	1,000	38,278
Teck Resources, Ltd., Class B	2,100	53,496
thyssenkrupp AG	2,686	65,306
Turquoise Hill Resources, Ltd. (B)	16,445	46,534
voestalpine AG	363	16,723

		2,591,328

Mortgage Real Estate Investment Trusts - 0.0% (H)
AGNC Investment Corp.	1,500	27,885
Annaly Capital Management, Inc.	600	6,174

		34,059

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	$ 55,399
Ameren Corp.	1,100	66,935
Canadian Utilities, Ltd., Class A	600	15,152
CenterPoint Energy, Inc.	1,900	52,649
Centrica PLC	21,915	45,596
CMS Energy Corp.	3,100	146,568
Consolidated Edison, Inc.	1,600	124,768
Dominion Energy, Inc.	2,400	163,632
DTE Energy Co.	700	72,541
E.ON SE	8,854	94,650
Engie SA	7,410	113,619
Innogy SE (G)	1,100	47,131
National Grid PLC	15,210	168,295
Public Service Enterprise Group, Inc.	2,800	151,592
RWE AG	1,736	39,583
SCANA Corp.	1,500	57,780
Sempra Energy	600	69,666
Veolia Environnement SA	2,882	61,692
WEC Energy Group, Inc.	2,600	168,090

		1,715,338

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	400	52,211
Dollar Tree, Inc. (B)	973	82,705
Dollarama, Inc.	1,200	46,516
Isetan Mitsukoshi Holdings, Ltd.	1,200	15,001
Kohl’s Corp.	800	58,320
Macy’s, Inc.	3,200	119,776
Marks & Spencer Group PLC	13,300	51,798
Nordstrom, Inc.	700	36,246
Ryohin Keikaku Co., Ltd.	95	33,464
Target Corp.	2,300	175,076

		671,113

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	741	54,278
Apache Corp.	3,400	158,950
BP PLC	71,068	542,399
Canadian Natural Resources, Ltd.	4,700	169,638
Chevron Corp.	7,000	885,010
ConocoPhillips	5,300	368,986
Crescent Point Energy Corp. (A)	4,600	33,801
Devon Energy Corp.	4,400	193,424
Enagas SA	700	20,469
Enbridge, Inc.	6,100	218,081
Encana Corp. (A)	3,100	40,488
Eni SpA	10,808	200,759
EOG Resources, Inc.	2,200	273,746
EQT Corp.	600	33,108
Equinor ASA	4,735	125,812
Exxon Mobil Corp.	17,115	1,415,924
Galp Energia SGPS SA	2,135	40,727
Hess Corp.	3,000	200,670
Husky Energy, Inc. (A)	1,700	26,496
Imperial Oil, Ltd.	900	29,917
Inpex Corp.	3,200	33,224
JXTG Holdings, Inc.	15,650	108,871
Keyera Corp. (A)	600	16,695
Kinder Morgan, Inc.	8,156	144,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Lundin Petroleum AB	596	$ 19,011
Marathon Oil Corp.	1,600	33,376
Marathon Petroleum Corp.	2,000	140,320
Neste OYJ	497	39,003
Noble Energy, Inc.	2,600	91,728
Occidental Petroleum Corp.	2,900	242,672
Oil Search, Ltd.	8,200	54,009
OMV AG	597	33,862
ONEOK, Inc.	2,500	174,575
Origin Energy, Ltd. (B)	8,100	60,124
Pembina Pipeline Corp. (A)	1,900	65,802
Phillips 66	2,500	280,775
Pioneer Natural Resources Co.	500	94,620
PrairieSky Royalty, Ltd.	94	1,855
Repsol SA	5,028	98,439
Royal Dutch Shell PLC, Class A	16,481	571,829
Royal Dutch Shell PLC, Class B	14,528	520,268
Santos, Ltd. (B)	4,052	18,802
Seven Generations Energy, Ltd., Class A (B)	1,500	16,533
Showa Shell Sekiyu KK	200	2,986
Suncor Energy, Inc.	6,100	248,241
TOTAL SA	8,876	541,177
Tourmaline Oil Corp. (A)	1,724	30,804
TransCanada Corp. (A)	4,000	173,065
Valero Energy Corp.	1,600	177,328
Vermilion Energy, Inc.	500	18,031
Williams Cos., Inc.	400	10,844
Woodside Petroleum, Ltd. (A)	3,611	94,760

		9,190,429

Paper & Forest Products - 0.0% (H)
Mondi PLC	200	5,414
Stora Enso OYJ, Class R	1,863	36,463
UPM-Kymmene OYJ	2,088	74,663

		116,540

Personal Products - 0.3%
Beiersdorf AG	86	9,766
Coty, Inc., Class A	2,253	31,767
Kao Corp.	2,200	167,909
L’Oreal SA	886	218,833
Shiseido Co., Ltd.	1,600	127,144
Unilever NV, CVA	6,902	385,154
Unilever PLC	4,438	245,528

		1,186,101

Pharmaceuticals - 2.2%
Allergan PLC	1,368	228,073
Astellas Pharma, Inc.	7,300	111,364
AstraZeneca PLC	5,530	383,375
Bayer AG	3,835	422,548
Bristol-Myers Squibb Co.	7,300	403,982
Chugai Pharmaceutical Co., Ltd.	700	36,734
Daiichi Sankyo Co., Ltd.	2,400	91,847
Eisai Co., Ltd.	900	63,439
Eli Lilly & Co.	3,800	324,254
GlaxoSmithKline PLC	18,369	370,862
Johnson & Johnson	9,894	1,200,538
Merck & Co., Inc.	10,000	607,000
Novartis AG	9,228	701,488

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	7,330	$ 340,078
Ono Pharmaceutical Co., Ltd.	2,000	46,913
Orion OYJ, Class B	352	9,491
Otsuka Holdings Co., Ltd. (A)	1,800	87,208
Perrigo Co. PLC	588	42,871
Pfizer, Inc.	22,000	798,160
Recordati SpA (E)	100	3,978
Roche Holding AG	2,625	584,614
Sanofi	4,464	357,876
Shionogi & Co., Ltd.	1,400	71,963
Taisho Pharmaceutical Holdings Co., Ltd.	201	23,547
Takeda Pharmaceutical Co., Ltd. (A)	3,300	139,434
UCB SA	505	39,713
Valeant Pharmaceuticals International, Inc. (B)	1,400	32,587
Zoetis, Inc.	1,900	161,861

		7,685,798

Professional Services - 0.2%
Experian PLC	3,140	77,680
Intertek Group PLC	1,100	82,981
Randstad NV	800	47,104
Recruit Holdings Co., Ltd.	5,100	141,233
RELX NV	5,546	118,295
RELX PLC	6,093	130,469
SGS SA	28	74,701

		672,463

Real Estate Management & Development - 0.3%
Azrieli Group, Ltd.	200	9,941
CapitaLand, Ltd.	11,000	25,512
City Developments, Ltd.	2,362	18,948
CK Asset Holdings, Ltd.	12,156	96,528
Daito Trust Construction Co., Ltd.	300	48,801
Daiwa House Industry Co., Ltd.	2,100	71,622
Deutsche Wohnen SE	1,600	77,355
Henderson Land Development Co., Ltd.	4,273	22,602
Hongkong Land Holdings, Ltd.	5,000	35,750
Hulic Co., Ltd. (A)	5,300	56,631
Hysan Development Co., Ltd.	389	2,172
Kerry Properties, Ltd.	1,000	4,786
LendLease Group	4,700	68,904
Mitsubishi Estate Co., Ltd.	5,200	90,976
Mitsui Fudosan Co., Ltd.	4,200	101,439
New World Development Co., Ltd.	22,000	30,957
Sino Land Co., Ltd.	15,200	24,721
Sumitomo Realty & Development Co., Ltd.	1,900	70,172
Sun Hung Kai Properties, Ltd.	7,000	105,639
Swire Pacific, Ltd., Class A	2,500	26,480
Vonovia SE	2,080	99,007
Wharf Holdings, Ltd.	6,000	19,272
Wharf Real Estate Investment Co., Ltd.	6,000	42,712

		1,150,927

Road & Rail - 0.5%
Canadian National Railway Co.	2,900	237,202
Canadian Pacific Railway, Ltd.	700	128,281
Central Japan Railway Co.	618	128,160
CSX Corp.	4,400	280,632
DSV A/S	915	73,946
East Japan Railway Co.	1,400	134,227

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	1,100	$ 44,262
Kansas City Southern	500	52,980
Keikyu Corp.	1,500	24,604
Keisei Electric Railway Co., Ltd.	800	27,494
Kintetsu Group Holdings Co., Ltd.	700	28,578
MTR Corp., Ltd.	4,000	22,127
Norfolk Southern Corp.	800	120,696
Odakyu Electric Railway Co., Ltd.	1,000	21,479
Tobu Railway Co., Ltd.	800	24,495
Tokyu Corp.	1,500	25,850
Union Pacific Corp.	3,400	481,712
West Japan Railway Co.	720	53,092

		1,909,817

Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	510	48,919
Applied Materials, Inc.	5,000	230,950
ASM Pacific Technology, Ltd.	1,178	14,894
ASML Holding NV	1,328	263,177
Broadcom, Inc.	1,750	424,620
Infineon Technologies AG	4,149	105,771
Intel Corp.	17,300	859,983
KLA-Tencor Corp.	700	71,771
Marvell Technology Group, Ltd.	2,500	53,600
Maxim Integrated Products, Inc.	1,300	76,258
Micron Technology, Inc. (B)	4,400	230,736
NVIDIA Corp.	2,500	592,250
NXP Semiconductors NV (B)	1,500	163,905
QUALCOMM, Inc.	7,300	409,676
Rohm Co., Ltd.	400	33,600
Skyworks Solutions, Inc.	1,300	125,645
STMicroelectronics NV	3,600	80,340
Texas Instruments, Inc.	4,200	463,050
Tokyo Electron, Ltd.	700	120,255
Xilinx, Inc.	1,100	71,786

		4,441,186

Software - 1.9%
Activision Blizzard, Inc.	3,600	274,752
Adobe Systems, Inc. (B)	2,100	512,001
Blackberry, Ltd. (B)	1,700	16,397
CA, Inc.	1,500	53,475
Citrix Systems, Inc. (B)	1,300	136,292
Constellation Software, Inc.	100	77,553
Dassault Systemes SE	500	70,068
Dell Technologies, Inc., Class V (B)	824	69,694
Electronic Arts, Inc. (B)	1,100	155,122
Intuit, Inc.	1,000	204,305
LINE Corp. (A) (B)	800	33,347
Microsoft Corp.	27,000	2,662,470
Nexon Co., Ltd. (B)	2,000	29,066
Nice, Ltd. (B)	271	28,047
Nintendo Co., Ltd.	400	130,786
Open Text Corp. (A)	500	17,598
Oracle Corp.	700	57,219
Oracle Corp.	14,433	635,918
Red Hat, Inc. (B)	600	80,622
Sage Group PLC	7,890	65,455
salesforce.com, Inc. (B)	3,600	491,040

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
SAP SE	3,635	$ 420,038
Symantec Corp.	6,900	142,485
Trend Micro, Inc.	400	22,833
VMware, Inc., Class A (B)	900	132,273
Workday, Inc., Class A (B)	900	109,008

		6,627,864

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	21,894
Fast Retailing Co., Ltd.	200	91,966
Gap, Inc.	4,000	129,560
Hennes & Mauritz AB, B Shares (A)	3,974	59,232
Home Depot, Inc.	5,000	975,500
Industria de Diseno Textil SA	4,560	155,815
Kingfisher PLC	10,833	42,462
L Brands, Inc.	400	14,752
Lowe’s Cos., Inc.	4,500	430,065
Nitori Holdings Co., Ltd.	450	70,234
O’Reilly Automotive, Inc. (B)	400	109,428
Tiffany & Co.	500	65,800
TJX Cos., Inc.	2,700	256,986

		2,423,694

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	18,958	3,509,315
Brother Industries, Ltd.	2,200	43,477
Canon, Inc. (A)	3,700	121,345
FUJIFILM Holdings Corp.	1,700	66,425
Hewlett Packard Enterprise Co.	7,200	105,192
HP, Inc.	7,200	163,368
Konica Minolta, Inc.	1,500	13,941
NEC Corp.	700	19,221
NetApp, Inc.	3,400	267,002
Seagate Technology PLC	2,800	158,116
Western Digital Corp.	1,538	119,057
Xerox Corp.	1,200	28,800

		4,615,259

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	924	201,728
Burberry Group PLC	3,000	85,520
Cie Financiere Richemont SA	1,908	162,073
Gildan Activewear, Inc.	100	2,817
Hermes International	100	61,169
Kering SA	340	192,014
Li & Fung, Ltd.	20,000	7,342
Lululemon Athletica, Inc. (B)	234	29,215
Luxottica Group SpA	871	56,208
LVMH Moet Hennessy Louis Vuitton SE	1,061	353,373
Michael Kors Holdings, Ltd. (B)	830	55,278
NIKE, Inc., Class B	5,200	414,336
Pandora A/S	500	34,937
Puma SE	28	16,382
Ralph Lauren Corp.	700	88,004
Swatch Group AG	446	104,020
Tapestry, Inc.	2,400	112,104

		1,976,520

Tobacco - 0.5%
Altria Group, Inc.	8,700	494,073

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
British American Tobacco PLC	9,352	$ 472,710
Imperial Brands PLC	3,581	133,368
Japan Tobacco, Inc. (A)	4,678	130,772
Philip Morris International, Inc.	7,200	581,328
Swedish Match AB	700	34,677

		1,846,928

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,800	83,994
Bunzl PLC	2,400	72,692
Fastenal Co.	2,700	129,951
Ferguson PLC	28	2,272
Finning International, Inc.	500	12,342
ITOCHU Corp.	6,000	108,793
Marubeni Corp.	6,400	48,852
Mitsubishi Corp.	5,600	155,686
Mitsui & Co., Ltd.	7,400	123,484
Sumitomo Corp.	5,500	90,412

		828,478

Transportation Infrastructure - 0.1%
Aena SME SA (G)	300	54,478
Aeroports de Paris	224	50,670
Atlantia SpA	2,254	66,648
Auckland International Airport, Ltd.	4,656	21,381
Kamigumi Co., Ltd.	1,000	20,801
SATS, Ltd.	4,000	14,679
Sydney Airport (A)	4,436	23,505
Transurban Group	12,477	110,526

		362,688

Water Utilities - 0.0% (H)
American Water Works Co., Inc.	1,100	93,918

Wireless Telecommunication Services - 0.3%
KDDI Corp.	6,754	184,902
Millicom International Cellular SA, SDR	429	25,338
NTT DOCOMO, Inc.	4,500	114,720
Rogers Communications, Inc., Class B	1,700	80,742
SoftBank Group Corp.	3,000	216,041
Sprint Corp. (A) (B)	15,500	84,320
Tele2 AB, Class B	210	2,469
Vodafone Group PLC	98,842	239,787

		948,319

Total Common Stocks (Cost $96,149,875)		148,233,105

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE, 3.13% (I)	98	6,244
Volkswagen AG, 2.71% (I)	699	116,093

		122,337

Household Products - 0.0% (H)
Henkel AG & Co. KGaA, 1.65% (I)	744	95,138

Total Preferred Stocks (Cost $182,156)		217,475

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.1%
International Equity Fund - 0.1%
iShares Core MSCI Emerging Markets ETF	7,824	$ 410,838

International Fixed Income Fund - 2.0%
iShares JP Morgan USD Emerging Markets Bond ETF	66,180	7,066,039

Total Exchange-Traded Funds (Cost $7,621,743)		7,476,877

RIGHTS - 0.0% (H)
Banks - 0.0% (H)
Intesa Sanpaolo SpA, (B) (D) (E) Exercise Price $0, Expiration Date 07/17/2018	58,880	0

Oil, Gas & Consumable Fuels - 0.0% (H)
Repsol SA, (A) (B) Exercise Price $0, Expiration Date 07/06/2018	5,028	2,854

Total Rights (Cost $2,833)		2,854

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust Series 2016-2, Class A4, 1.60%, 01/15/2021	$ 700,000	692,961
Synchrony Credit Card Master Note Trust Series 2016-1, Class A, 2.04%, 03/15/2022	280,000	279,131

Total Asset-Backed Securities (Cost $979,774)		972,092

CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.2%
Lockheed Martin Corp. 4.07%, 12/15/2042	185,000	177,991
Raytheon Co. 2.50%, 12/15/2022	170,000	164,961
United Technologies Corp. 4.50%, 06/01/2042	220,000	217,406

		560,358

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.45%, 10/01/2022	170,000	164,725

Automobiles - 0.1%
Ford Motor Co. 4.75%, 01/15/2043	416,000	359,554

Banks - 2.2%
Bank of America Corp.
4.13%, 01/22/2024, MTN	825,000	838,579
Fixed until 01/20/2047, 4.44% (J), 01/20/2048, MTN	197,000	192,330
5.63%, 07/01/2020, MTN	205,000	214,554
Barclays Bank PLC 5.14%, 10/14/2020	110,000	112,645
Barclays PLC 5.25%, 08/17/2045	200,000	195,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA 5.00%, 01/15/2021	$ 85,000	$ 88,391
Citigroup, Inc.
3.50%, 05/15/2023	385,000	376,495
3.75%, 06/16/2024	490,000	484,267
3.88%, 10/25/2023	848,000	848,070
6.13%, 08/25/2036	172,000	194,830
Commonwealth Bank of Australia 4.32%, 01/10/2048 (G)	200,000	178,917
Cooperatieve Rabobank UA 2.25%, 01/14/2020, MTN	250,000	246,902
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	257,664
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	502,110
Fixed until 06/19/2028, 4.58% (J), 06/19/2029	500,000	505,017
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	380,914
3.63%, 05/13/2024	480,000	476,794
4.40%, 07/22/2020	540,000	553,146
4.63%, 05/10/2021	53,000	54,823
Kreditanstalt fuer Wiederaufbau 4.50%, 07/16/2018	310,000	310,263
Mellon Capital IV 3-Month LIBOR + 0.57%, 4.00% (J), 07/30/2018 (A) (K)	115,000	103,098
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	171,506
4.10%, 06/03/2026, MTN	393,000	385,101
Westpac Banking Corp. 4.88%, 11/19/2019	50,000	51,265

		7,722,890

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	575,000	562,892
3.70%, 02/01/2024	470,000	469,355
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	113,462
8.20%, 01/15/2039	126,000	180,133
Coca-Cola Co. 3.30%, 09/01/2021	140,000	141,173
Diageo Capital PLC 4.83%, 07/15/2020	445,000	460,146
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	180,376
4.25%, 10/22/2044	106,000	108,062

		2,215,599

Biotechnology - 0.3%
AbbVie, Inc. 4.40%, 11/06/2042	220,000	208,971
Amgen, Inc.
4.66%, 06/15/2051	168,000	166,117
5.70%, 02/01/2019	85,000	86,395
Biogen, Inc. 5.20%, 09/15/2045	80,000	84,898
Celgene Corp. 3.88%, 08/15/2025	490,000	476,850

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. 4.50%, 02/01/2045	$ 82,000	$ 81,962

		1,105,193

Capital Markets - 0.8%
BlackRock, Inc. 5.00%, 12/10/2019	140,000	144,414
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	520,000	500,120
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	367,568
4.00%, 03/03/2024	842,000	842,589
6.00%, 06/15/2020, MTN	50,000	52,584
6.13%, 02/15/2033	95,000	108,632
Morgan Stanley
4.38%, 01/22/2047	194,000	185,264
4.88%, 11/01/2022	345,000	357,838
5.50%, 07/24/2020, MTN	200,000	208,928

		2,767,937

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	51,073
4.38%, 11/15/2042	510,000	480,388
8.55%, 05/15/2019	80,000	83,846
E.I. du Pont de Nemours & Co. 2.80%, 02/15/2023	375,000	363,642
Ecolab, Inc. 5.50%, 12/08/2041	130,000	152,882
LYB International Finance II BV 3.50%, 03/02/2027	517,000	484,821
Mosaic Co. 5.63%, 11/15/2043	124,000	124,907
Praxair, Inc. 3.55%, 11/07/2042	160,000	149,266

		1,890,825

Commercial Services & Supplies - 0.0% (H)
Cintas Corp. No. 2 4.30%, 06/01/2021	145,000	148,926

Communications Equipment - 0.1%
Cisco Systems, Inc. 5.90%, 02/15/2039	160,000	197,954
Motorola Solutions, Inc. 7.50%, 05/15/2025	4,000	4,553

		202,507

Consumer Finance - 0.1%
American Express Co. 8.13%, 05/20/2019	75,000	78,473
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	90,849
4.75%, 07/15/2021	80,000	82,682

		252,004

Containers & Packaging - 0.1%
International Paper Co. 3.00%, 02/15/2027	532,000	481,571

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 (A)	200,000	205,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	$ 488,000	$ 472,764
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	155,000	153,932

		832,209

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.40%, 05/15/2025	509,000	477,309
4.55%, 03/09/2049	97,000	83,869
5.35%, 09/01/2040	10,000	9,760
British Telecommunications PLC 9.63%, 12/15/2030	102,000	145,726
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (G)	470,000	458,673
6.00%, 07/08/2019	75,000	77,265
Telefonica Emisiones SAU 5.13%, 04/27/2020	75,000	77,372
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	643,208
4.60%, 04/01/2021	220,000	227,419
4.86%, 08/21/2046	294,000	280,938
5.15%, 09/15/2023	260,000	276,511

		2,758,050

Electric Utilities - 0.9%
AEP Texas, Inc. 6.65%, 02/15/2033	85,000	107,951
Ameren Illinois Co. 9.75%, 11/15/2018	103,000	105,640
Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	371,000	457,553
Duke Energy Carolinas LLC 4.25%, 12/15/2041	455,000	463,640
Entergy Texas, Inc. 7.13%, 02/01/2019	100,000	102,303
Exelon Corp. 5.15%, 12/01/2020	90,000	93,018
Florida Power & Light Co. 4.13%, 02/01/2042	115,000	116,165
Oncor Electric Delivery Co. LLC 6.80%, 09/01/2018	100,000	100,628
Pacific Gas & Electric Co. 3.50%, 06/15/2025	475,000	443,128
Progress Energy, Inc. 4.40%, 01/15/2021	165,000	168,547
Southern California Edison Co.
4.00%, 04/01/2047	239,000	223,193
5.55%, 01/15/2036	400,000	449,654
TECO Finance, Inc. 5.15%, 03/15/2020	75,000	77,051
Wisconsin Electric Power Co. 2.95%, 09/15/2021	95,000	94,427

		3,002,898

Electronic Equipment, Instruments & Components - 0.0% (H)
Corning, Inc. 4.75%, 03/15/2042	155,000	156,441

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.05%, 09/01/2020	$ 90,000	$ 93,018
Welltower, Inc. 4.95%, 01/15/2021	175,000	180,076

		273,094

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC 6.88%, 05/01/2029	55,000	64,537
Costco Wholesale Corp. 1.70%, 12/15/2019	165,000	162,427

		226,964

Food Products - 0.3%
Kraft Heinz Foods Co.
3.00%, 06/01/2026	534,000	480,880
5.38%, 02/10/2020	78,000	80,666
Tyson Foods, Inc. 3.95%, 08/15/2024	470,000	469,056

		1,030,602

Gas Utilities - 0.0% (H)
CenterPoint Energy Resources Corp. 4.10%, 09/01/2047	108,000	102,850

Health Care Equipment & Supplies - 0.0% (H)
Medtronic, Inc. 4.50%, 03/15/2042	135,000	137,878

Health Care Providers & Services - 0.1%
Anthem, Inc. 4.55%, 03/01/2048	173,000	164,800
Cigna Corp. 4.50%, 03/15/2021	75,000	76,586
UnitedHealth Group, Inc. 4.25%, 04/15/2047	212,000	211,047

		452,433

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp. 5.00%, 02/01/2019, MTN	85,000	86,127

Household Durables - 0.1%
Newell Brands, Inc. 3.90%, 11/01/2025	490,000	467,186

Household Products - 0.0% (H)
Kimberly-Clark Corp. 3.88%, 03/01/2021	115,000	117,238

Independent Power & Renewable Electricity Producers - 0.0% (H)
Exelon Generation Co. LLC 4.00%, 10/01/2020	145,000	146,986

Insurance - 0.9%
American International Group, Inc.
6.25%, 05/01/2036	181,000	206,318
6.40%, 12/15/2020	70,000	75,028
Aon Corp. 5.00%, 09/30/2020	75,000	77,607
Chubb INA Holdings, Inc. 6.70%, 05/15/2036	355,000	457,815
Hartford Financial Services Group, Inc. 5.50%, 03/30/2020	430,000	446,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.35%, 01/30/2047	$ 204,000	$ 202,923
4.80%, 07/15/2021	55,000	57,187
MetLife, Inc. 6.40%, 12/15/2066	441,000	467,460
Prudential Financial, Inc.
3.50%, 05/15/2024, MTN	399,000	395,587
5.38%, 06/21/2020, MTN	90,000	93,658
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	475,000	489,844
XLIT, Ltd. 5.75%, 10/01/2021	80,000	85,359

		3,055,450

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 3.80%, 12/05/2024	558,000	569,322
Expedia Group, Inc. 3.80%, 02/15/2028	288,000	263,736

		833,058

IT Services - 0.2%
DXC Technology Co. 7.45%, 10/15/2029	75,000	90,944
International Business Machines Corp.
3.63%, 02/12/2024	470,000	474,469
4.00%, 06/20/2042	92,000	89,721
5.60%, 11/30/2039	5,000	5,924

		661,058

Machinery - 0.0% (H)
Caterpillar, Inc. 7.38%, 03/01/2097	55,000	74,194

Media - 1.2%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	89,187
6.15%, 02/15/2041	405,000	483,964
6.55%, 03/15/2033	75,000	89,540
CBS Corp. 3.50%, 01/15/2025	1,005,000	961,174
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	225,000	276,598
Comcast Corp. 4.75%, 03/01/2044	470,000	462,736
NBCUniversal Media LLC 5.15%, 04/30/2020	50,000	51,668
RELX Capital, Inc. 8.63%, 01/15/2019	39,000	40,159
Time Warner Cable LLC 5.00%, 02/01/2020	145,000	148,027
Viacom, Inc. 3.88%, 04/01/2024 (A)	315,000	304,762
Walt Disney Co. 5.50%, 03/15/2019, MTN	85,000	86,704
Warner Media LLC
3.55%, 06/01/2024	500,000	482,122
3.80%, 02/15/2027	513,000	484,464
4.70%, 01/15/2021	115,000	118,361
WPP Finance 4.75%, 11/21/2021	16,000	16,454

		4,095,920

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.70%, 05/30/2041	$ 150,000	$ 166,396
Newmont Mining Corp. 4.88%, 03/15/2042	150,000	149,832
Rio Tinto Finance USA PLC 4.13%, 08/21/2042	155,000	152,797

		469,025

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.30%, 03/01/2035	90,000	100,705
Dominion Energy, Inc. 3.90%, 10/01/2025	475,000	469,211
Sempra Energy 4.05%, 12/01/2023	543,000	549,869

		1,119,785

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC 2.52%, 01/15/2020	509,000	505,800
ConocoPhillips 6.50%, 02/01/2039	303,000	386,968
ConocoPhillips Holding Co. 6.95%, 04/15/2029	75,000	92,427
Devon Energy Corp.
4.75%, 05/15/2042	140,000	136,677
5.00%, 06/15/2045	187,000	190,232
Energy Transfer Partners, LP
6.13%, 12/15/2045	378,000	377,785
6.70%, 07/01/2018	90,000	90,000
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	469,022
5.20%, 09/01/2020	50,000	52,104
Hess Corp. 6.00%, 01/15/2040	50,000	51,514
Husky Energy, Inc. 7.25%, 12/15/2019	50,000	52,764
Kinder Morgan Energy Partners, LP 5.30%, 09/15/2020	125,000	129,651
Marathon Petroleum Corp. 5.13%, 03/01/2021	33,000	34,332
Occidental Petroleum Corp. 2.70%, 02/15/2023	150,000	145,732
Plains All American Pipeline, LP / PAA Finance Corp. 3.60%, 11/01/2024	410,000	388,289
Shell International Finance BV
4.38%, 03/25/2020	55,000	56,430
6.38%, 12/15/2038	298,000	385,561
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028 (A)	425,000	499,031
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	131,652
6.50%, 08/15/2018 (A)	50,000	50,236
9.88%, 01/01/2021	168,000	193,756
Valero Energy Corp. 6.13%, 02/01/2020	90,000	94,008
Williams Partners, LP 5.25%, 03/15/2020	90,000	92,780

		4,606,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
AstraZeneca PLC 6.45%, 09/15/2037	$ 100,000	$ 123,768
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	220,000	216,277
Johnson & Johnson 3.55%, 05/15/2021	200,000	203,559
Merck & Co., Inc. 3.60%, 09/15/2042	80,000	74,720
Mylan, Inc. 5.40%, 11/29/2043	66,000	65,266

		683,590

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.40%, 03/15/2042	175,000	177,282
Union Pacific Corp. 3.80%, 10/01/2051	140,000	123,350

		300,632

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 5.85%, 06/15/2041	200,000	242,370

Software - 0.3%
Microsoft Corp.
3.70%, 08/08/2046	509,000	494,996
4.00%, 02/08/2021 (A)	200,000	206,182
Oracle Corp. 3.25%, 05/15/2030	505,000	473,055

		1,174,233

Specialty Retail - 0.2%
Home Depot, Inc. 1.80%, 06/05/2020	517,000	507,701
Lowe’s Cos., Inc. 3.80%, 11/15/2021	140,000	142,930

		650,631

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
4.25%, 02/09/2047	230,000	233,277
4.65%, 02/23/2046	451,000	485,862
Xerox Corp.
3.63%, 03/15/2023	536,000	514,289
4.50%, 05/15/2021	80,000	81,045

		1,314,473

Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	493,074
4.50%, 05/02/2043	79,000	75,769
9.25%, 08/06/2019	118,000	126,046
Philip Morris International, Inc. 6.38%, 05/16/2038	105,000	126,901
Reynolds American, Inc. 5.85%, 08/15/2045	440,000	480,346

		1,302,136

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.38%, 03/16/2021	230,000	236,102

Total Corporate Debt Securities (Cost $49,967,166)		48,482,453

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Hungary - 0.1%
Hungary Government International Bond 7.63%, 03/29/2041	$ 200,000	$ 272,949

Iraq - 0.4%
Iraq Government AID Bond 2.15%, 01/18/2022	1,272,000	1,246,545

Israel - 0.1%
Israel Government International Bond 5.13%, 03/26/2019	310,000	314,464

Mexico - 0.2%
Mexico Government International Bond 4.00%, 10/02/2023 (A)	850,000	852,550

Poland - 0.1%
Republic of Poland Government International Bond 3.25%, 04/06/2026	405,000	390,825

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	220,685
4.88%, 02/15/2036	285,000	351,970
Inter-American Development Bank 3.88%, 02/14/2020, MTN	635,000	647,644
International Bank for Reconstruction & Development 4.75%, 02/15/2035, MTN	245,000	299,034

		1,519,333

Ukraine - 0.5%
Ukraine Government AID Bonds 1.47%, 09/29/2021	1,900,000	1,823,968

Total Foreign Government Obligations (Cost $6,547,255)		6,420,634

MORTGAGE-BACKED SECURITIES - 0.8%
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4, 3.54%, 11/15/2050	800,000	783,686
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	554,331
Series 2015-DC1, Class A5,
3.35%, 02/10/2048	575,000	568,398
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4, 3.81%, 11/15/2048	600,000	604,822
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A, 1-Month LIBOR + 1.70%, 3.77% (J), 07/15/2036 (G)	237,459	238,278

Total Mortgage-Backed Securities (Cost $2,879,545)		2,749,515

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, 6.57%, 07/01/2045	105,000	148,309

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited, 7.60%, 11/01/2040	$ 115,000	$ 172,957

		321,266

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	109,000	158,522

New York - 0.0% (H)
New York City Water & Sewer System, Revenue Bonds, 5.44%, 06/15/2043	110,000	134,991

Texas - 0.0% (H)
Dallas Area Rapid Transit, Revenue Bonds, Series B, 6.00%, 12/01/2044	110,000	142,674

Total Municipal Government Obligations (Cost $703,910)		757,453

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	735,221
2.75%, 06/19/2023	1,906,000	1,898,805
3.00%, TBA (L)	1,725,000	1,712,797
3.00%, 07/01/2045 - 02/01/2047	3,667,058	3,553,641
3.50%, 10/01/2047 - 12/01/2047	4,325,997	4,306,193
4.00%, 11/01/2025 - 02/01/2046	1,532,981	1,575,977
4.00%, TBA (L)	950,000	968,307
4.50%, 05/01/2023	16,705	17,264
5.00%, 12/01/2038 - 04/01/2040	563,026	600,843
5.50%, 04/01/2038 - 10/01/2038	223,679	241,989
6.00%, 11/01/2037	19,049	20,982
6.75%, 03/15/2031	245,000	334,504
Federal National Mortgage Association
1.88%, 09/24/2026	1,408,000	1,285,665
2.50%, 11/01/2031 - 01/01/2032	3,111,308	3,025,383
2.63%, 09/06/2024	1,070,000	1,052,179
3.00%, 05/01/2027 - 12/01/2047	6,526,374	6,378,236
3.50%, 04/01/2047 - 03/01/2048	6,375,474	6,353,784
4.00%, 03/01/2024 - 10/01/2043	986,667	1,012,982
4.00%, TBA (L)	4,529,000	4,617,324
4.50%, TBA (L)	2,003,000	2,085,641
5.00%, 03/01/2023 - 08/01/2040	416,694	445,953
5.50%, 12/01/2023 - 12/01/2039	360,702	387,123
6.00%, 03/01/2038 - 02/01/2040	251,083	275,775
6.63%, 11/15/2030	414,000	555,307
7.25%, 05/15/2030	445,000	621,685
Government National Mortgage Association
3.00%, 04/20/2046 - 09/20/2047	4,381,270	4,300,782
3.50%, 02/20/2048	6,489,844	6,520,704
4.00%, 12/15/2040 - 11/20/2045	1,515,437	1,565,036
4.50%, 06/15/2039 - 07/20/2045	1,344,247	1,415,627
5.00%, 08/15/2039 - 09/20/2041	367,244	392,024
5.50%, 12/20/2038 - 04/15/2040	165,525	178,021
6.00%, 06/15/2037	21,329	23,323

Total U.S. Government Agency Obligations (Cost $59,187,230)		58,459,077

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.6%
U.S. Treasury - 22.6%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 1,209,300	$ 1,041,510
2.50%, 02/15/2046	869,000	790,077
2.75%, 11/15/2047	514,000	490,468
2.88%, 08/15/2045 - 11/15/2046	1,265,000	1,239,276
3.00%, 02/15/2047 - 05/15/2047	488,500	489,983
3.00%, 02/15/2048 (A)	392,000	393,317
3.13%, 11/15/2041	680,000	698,780
3.63%, 08/15/2043	2,428,300	2,706,796
3.75%, 08/15/2041 - 11/15/2043	1,243,000	1,408,694
4.38%, 05/15/2040	1,205,400	1,483,207
4.50%, 02/15/2036	851,400	1,041,036
5.50%, 08/15/2028	958,200	1,179,522
6.00%, 02/15/2026	290,000	353,154
6.13%, 11/15/2027	194,000	246,031
U.S. Treasury Note
0.75%, 07/15/2019	4,950,000	4,868,016
0.88%, 04/15/2019	2,311,000	2,285,272
1.13%, 02/28/2021 - 09/30/2021	1,486,000	1,425,758
1.25%, 01/31/2020 - 10/31/2021	3,780,600	3,663,448
1.38%, 06/30/2023	1,319,000	1,235,377
1.50%, 05/31/2019 - 08/15/2026	8,089,300	7,933,500
1.63%, 06/30/2019 - 11/15/2022	6,942,000	6,839,425
1.75%, 03/31/2022 - 05/15/2023	3,273,200	3,150,140
1.88%, 11/30/2021 - 10/31/2022	4,365,000	4,231,334
2.00%, 07/31/2022 - 02/15/2025	2,180,000	2,094,795
2.13%, 11/30/2023 - 05/15/2025	2,138,900	2,055,311
2.25%, 11/15/2024 - 08/15/2027	1,762,000	1,697,485
2.38%, 08/15/2024 - 05/15/2027	3,578,300	3,480,936
2.50%, 03/31/2023	418,800	414,612
2.63%, 08/15/2020 - 11/15/2020	4,739,000	4,743,916
2.75%, 02/15/2019 - 02/15/2028	6,787,300	6,769,569
3.50%, 05/15/2020	1,591,500	1,619,476
3.63%, 02/15/2021	7,638,000	7,832,829

Total U.S. Government Obligations (Cost $81,061,844)		79,903,050

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bill 1.90% (I), 08/16/2018	1,527,000	1,523,277

Total Short-Term U.S. Government Obligation (Cost $1,523,277)		1,523,277

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (I)	5,020,679	5,020,679

Total Securities Lending Collateral (Cost $5,020,679)		5,020,679

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.90% (I), dated 06/29/2018, to be repurchased at $4,675,591 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $4,771,335.

$ 4,675,241	$ 4,675,241

Total Repurchase Agreement (Cost $4,675,241)	4,675,241

Total Investments (Cost $316,502,528)	364,893,782
Net Other Assets (Liabilities) - (3.3)%	(11,808,822)

Net Assets - 100.0%	$ 353,084,960

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (M)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (N)		Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 30	1.00%	Quarterly	06/20/2023	USD	9,390,000	$143,183	$169,998	$(26,815)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (P)
Reference Entity	Counterparty	Rate	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Total Return Index Futures	CITI	2.08%	Pay	Quarterly	07/16/2018	USD	28,446,188	5,201	$617,696	$—	$617,696

Value
OTC Swap Agreements, at value (Assets)	$617,696

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	34	09/28/2018	$7,198,479	$7,202,156	$3,677	$—
10-Year Japan Government Bond Mini	Long	40	09/11/2018	5,450,065	5,449,668	—	(184)
10-Year U.S. Treasury Note	Long	92	09/19/2018	11,022,275	11,057,250	34,975	—
EURO STOXX 50® Index	Long	6	09/21/2018	243,067	237,601	—	(5,466)
FTSE 100 Index	Long	31	09/21/2018	3,137,142	3,109,946	—	(27,196)
Hang Seng Index	Short	(12)	07/30/2018	(2,197,239)	(2,196,849)	390	—
MSCI Emerging Markets Index	Long	9	09/21/2018	506,976	478,485	—	(28,491)
S&P 500® E-Mini Index	Long	4	09/21/2018	544,894	544,320	—	(574)
S&P/ASX 200 Index	Short	(37)	09/20/2018	(4,168,811)	(4,208,591)	—	(39,780)
S&P/TSX 60 Index	Short	(36)	09/20/2018	(5,213,517)	(5,275,746)	—	(62,229)
TOPIX Index	Long	56	09/13/2018	9,022,111	8,752,924	—	(269,187)
U.S. Treasury Bond	Long	26	09/19/2018	3,988,960	4,148,625	159,665	—

Total						$198,707	$(433,107)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/14/2018	USD	2,425,292	CHF	2,377,785	$8,467	$—
BCLY	09/14/2018	USD	674,517	EUR	575,620	—	(1,536)
BCLY	09/14/2018	USD	4,686,516	GBP	3,502,988	47,815	—
BNP	09/14/2018	CAD	737,523	USD	558,569	3,158	—
CITI	09/14/2018	USD	1,208,483	CAD	1,566,061	15,708	—
CSI	09/14/2018	USD	1,558,402	EUR	1,341,000	—	(16,574)
CSI	09/14/2018	GBP	900,000	USD	1,222,596	—	(30,805)
CSI	09/14/2018	SEK	8,819,728	USD	1,025,394	—	(34,979)
JPM	09/14/2018	USD	3,908,215	EUR	3,307,830	28,701	(5,461)
JPM	09/14/2018	USD	1,459,550	JPY	159,954,300	7,179	—
MSCS	09/14/2018	USD	555,881	AUD	749,393	1,163	—
SCB	09/14/2018	USD	1,484,906	AUD	1,967,516	28,504	—
SSB	09/14/2018	USD	347,836	AUD	458,204	8,663	—
UBS	09/14/2018	NOK	20,338,916	USD	2,532,996	—	(28,145)
UBS	09/14/2018	CAD	2,058,000	USD	1,553,531	13,924	—

Total						$163,282	$(117,500)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	76.8%		$280,300,353
Japan	3.5		12,726,623
United Kingdom	3.3		11,971,008
France	1.6		5,653,362
Canada	1.5		5,596,590
Germany	1.5		5,445,495
Switzerland	1.3		4,860,569
Netherlands	1.2		4,251,983
Australia	1.1		3,964,547
Hong Kong	0.5		1,829,230
Ukraine	0.5		1,823,968
Ireland	0.5		1,722,213
Spain	0.5		1,675,572
Supranational	0.5		1,632,854
Sweden	0.4		1,379,516
Iraq	0.3		1,246,545
Italy	0.3		1,068,464
Denmark	0.2		873,903
Mexico	0.2		852,550
Singapore	0.2		654,208
Belgium	0.2		574,931
Finland	0.2		555,688
Guernsey, Channel Islands	0.1		500,120
Israel	0.1		456,699
Norway	0.1		399,292
Poland	0.1		390,825
Hungary	0.1		272,949
Bermuda	0.1		264,401
Austria	0.0	(H)	129,054
New Zealand	0.0	(H)	119,606
Luxembourg	0.0	(H)	108,789
Macau	0.0	(H)	106,150
Portugal	0.0	(H)	97,507
Cayman Islands	0.0	(H)	85,359
Chile	0.0	(H)	75,976

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY COUNTRY (continued):

Country	Percentage of Total Investments		Value
Republic of South Africa	0.0	%(H)	$5,414
Jersey, Channel Islands	0.0	(H)	2,272

Investments, at Value	96.9		353,674,585
Short-Term Investments	3.1		11,219,197

Total Investments	100.0%		$364,893,782

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Common Stocks	$95,577,568	$52,655,537	$0	$148,233,105
Preferred Stocks	—	217,475	—	217,475
Exchange-Traded Funds	7,476,877	—	—	7,476,877
Rights	—	2,854	—	2,854
Asset-Backed Securities	—	972,092	—	972,092
Corporate Debt Securities	—	48,482,453	—	48,482,453
Foreign Government Obligations	—	6,420,634	—	6,420,634
Mortgage-Backed Securities	—	2,749,515	—	2,749,515
Municipal Government Obligations	—	757,453	—	757,453
U.S. Government Agency Obligations	—	58,459,077	—	58,459,077
U.S. Government Obligations	—	79,903,050	—	79,903,050
Short-Term U.S. Government Obligation	—	1,523,277	—	1,523,277
Securities Lending Collateral	5,020,679	—	—	5,020,679
Repurchase Agreement	—	4,675,241	—	4,675,241

Total Investments	$108,075,124	$256,818,658	$0	$364,893,782

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$143,183	$—	$143,183
Over-the-Counter Total Return Swap Agreements	—	617,696	—	617,696
Futures Contracts (S)	198,707	—	—	198,707
Forward Foreign Currency Contracts (S)	—	163,282	—	163,282

Total Other Financial Instruments	$198,707	$924,161	$—	$1,122,868

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(433,107)	$—	$—	$(433,107)
Forward Foreign Currency Contracts (S)	—	(117,500)	—	(117,500)

Total Other Financial Instruments	$(433,107)	$(117,500)	$—	$(550,607)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,841,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(D)	Securities deemed worthless.
(E)	Illiquid security. At June 30, 2018, the value of such securities amounted to $3,978 or less than 0.1% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $1,271,545, representing 0.4% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at June 30, 2018.
(J)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citibank N.A.
CSI	Credit Suisse International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $311,827,287) (including securities loaned of $4,841,800)	$360,218,541
Repurchase agreement, at value (cost $4,675,241)	4,675,241
Cash	8,745
Cash collateral pledged at broker:
Centrally cleared swap agreements	179,547
Futures contracts	1,284,699
Foreign currency, at value (cost $316,638)	316,551
Receivables and other assets:
Shares of beneficial interest sold	16,125
Investments sold	1,996,853
Interest	1,312,680
Dividends	200,808
Tax reclaims	127,476
Net income from securities lending	2,653
Variation margin receivable on futures contracts	13,812
Variation margin receivable on centrally cleared swap agreements	4,431
Prepaid expenses	1,189
OTC swap agreements, at value	617,696
Unrealized appreciation on forward foreign currency contracts	163,282

Total assets	371,140,329

Liabilities:
Cash collateral received at broker:
OTC derivatives (A)	590,000
Payables and other liabilities:
Shares of beneficial interest redeemed	74,978
Investments purchased	2,526,000
When-issued, delayed-delivery, forward and TBA commitments purchased	9,341,917
Investment management fees	216,466
Distribution and service fees	65,464
Transfer agent costs	816
Trustees, CCO and deferred compensation fees	1,402
Audit and tax fees	15,175
Custody fees	20,865
Legal fees	4,826
Printing and shareholder reports fees	54,554
Other	4,727
Collateral for securities on loan	5,020,679
Unrealized depreciation on forward foreign currency contracts	117,500

Total liabilities	18,055,369

Net assets	$353,084,960

Net assets consist of:
Capital stock ($0.01 par value)	$353,398
Additional paid-in capital	291,396,659
Undistributed (distributions in excess of) net investment income (loss)	8,383,407
Accumulated net realized gain (loss)	4,174,175
Net unrealized appreciation (depreciation) on:
Investments	48,391,254
Swap agreements	590,881
Futures contracts	(234,400)
Forward foreign currency contracts	45,782
Translation of assets and liabilities denominated in foreign currencies	(16,196)

Net assets	$353,084,960

Net assets by class:
Initial Class	$26,283,143
Service Class	326,801,817

Shares outstanding:
Initial Class	2,611,197
Service Class	32,728,554

Net asset value and offering price per share:
Initial Class	$10.07
Service Class	9.99

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$2,384,371
Interest income	2,614,166
Net income (loss) from securities lending	22,759
Withholding taxes on foreign income	(138,832)

Total investment income	4,882,464

Expenses:
Investment management fees	1,375,561
Distribution and service fees:
Service Class	416,434
Transfer agent costs	2,643
Trustees, CCO and deferred compensation fees	5,730
Audit and tax fees	22,589
Custody fees	84,852
Legal fees	11,453
Printing and shareholder reports fees	24,987
Other	9,419

Total expenses	1,953,668

Net investment income (loss)	2,928,796

Net realized gain (loss) on:
Investments	6,478,075
Swap agreements	(833,762)
Futures contracts	(1,613,981)
Forward foreign currency contracts	105,552
Foreign currency transactions	(26,874)

Net realized gain (loss)	4,109,010

Net change in unrealized appreciation (depreciation) on:
Investments	(13,681,274)
Swap agreements	602,935
Futures contracts	(240,952)
Forward foreign currency contracts	383,770
Translation of assets and liabilities denominated in foreign currencies	(30,497)

Net change in unrealized appreciation (depreciation)	(12,966,018)

Net realized and change in unrealized gain (loss)	(8,857,008)

Net increase (decrease) in net assets resulting from operations	$(5,928,212)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,928,796	$4,692,115
Net realized gain (loss)	4,109,010	7,869,330
Net change in unrealized appreciation (depreciation)	(12,966,018)	22,210,481

Net increase (decrease) in net assets resulting from operations	(5,928,212)	34,771,926

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(500,624)
Service Class	—	(5,276,894)

Total dividends and/or distributions from net investment income	—	(5,777,518)

Capital share transactions:
Proceeds from shares sold:
Initial Class	768,561	1,300,386
Service Class	1,677,569	3,842,249

	2,446,130	5,142,635

Dividends and/or distributions reinvested:
Initial Class	—	500,624
Service Class	—	5,276,894

	—	5,777,518

Cost of shares redeemed:
Initial Class	(2,296,367)	(5,863,220)
Service Class	(18,448,604)	(51,790,448)

	(20,744,971)	(57,653,668)

Net increase (decrease) in net assets resulting from capital share transactions	(18,298,841)	(46,733,515)

Net increase (decrease) in net assets	(24,227,053)	(17,739,107)

Net assets:
Beginning of period/year	377,312,013	395,051,120

End of period/year	$353,084,960	$377,312,013

Undistributed (distributions in excess of) net investment income (loss)	$8,383,407	$5,454,611

Capital share transactions - shares:
Shares issued:
Initial Class	75,925	132,240
Service Class	166,488	388,344

	242,413	520,584

Shares reinvested:
Initial Class	—	50,722
Service Class	—	537,362

	—	588,084

Shares redeemed:
Initial Class	(226,041)	(595,997)
Service Class	(1,834,829)	(5,301,117)

	(2,060,870)	(5,897,114)

Net increase (decrease) in shares outstanding:
Initial Class	(150,116)	(413,035)
Service Class	(1,668,341)	(4,375,411)

	(1,818,457)	(4,788,446)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.22		$9.48	$9.41		$9.54	$9.13	$8.62

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.14	0.13	(C)	0.10	0.11	0.08
Net realized and unrealized gain (loss)	(0.24)		0.78	0.08		(0.11)	0.40	0.53

Total investment operations	(0.15)		0.92	0.21		(0.01)	0.51	0.61

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.14)		(0.12)	(0.10)	(0.10)

Net asset value, end of period/year	$10.07		$10.22	$9.48		$9.41	$9.54	$9.13

Total return (D)	(1.47	)%(E)	9.74%	2.22%		(0.08)%	5.56%	7.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,283		$28,215	$30,086		$33,068	$39,218	$36,414
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.85	%(G)	0.86%	0.85%		0.85%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.85	%(G)	0.86%	0.83	%(C)	0.85%	0.86%	0.86%
Net investment income (loss) to average net assets (B)	1.86	%(G)	1.46%	1.34	%(C)	1.08%	1.21%	0.91%
Portfolio turnover rate (H)	25	%(E)	28%	40%		40%	28%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.15		$9.41	$9.34		$9.48	$9.07	$8.57

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.12	0.10	(C)	0.08	0.09	0.06
Net realized and unrealized gain (loss)	(0.24)		0.77	0.09		(0.12)	0.40	0.53

Total investment operations	(0.16)		0.89	0.19		(0.04)	0.49	0.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.12)		(0.10)	(0.08)	(0.09)

Net asset value, end of period/year	$9.99		$10.15	$9.41		$9.34	$9.48	$9.07

Total return (D)	(1.58	)%(E)	9.52%	1.99%		(0.42)%	5.36%	6.89%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$326,802		$349,097	$364,965		$370,418	$362,772	$341,350
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.10	%(G)	1.11%	1.10%		1.10%	1.11%	1.11%
Including waiver and/or reimbursement and recapture	1.10	%(G)	1.11%	1.08	%(C)	1.10%	1.11%	1.11%
Net investment income (loss) to average net assets (B)	1.61	%(G)	1.21%	1.08	%(C)	0.83%	0.96%	0.66%
Portfolio turnover rate (H)	25	%(E)	28%	40%		40%	28%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AB Dynamic Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,889,959	$—	$—	$—	$2,889,959
Rights	2,676	—	—	—	2,676
Corporate Debt Securities	1,001,452	—	—	—	1,001,452
Foreign Government Obligations	720,999	—	—	—	720,999
U.S. Government Obligations	405,593	—	—	—	405,593
Total Securities Lending Transactions	$5,020,679	$—	$—	$—	$5,020,679
Total Borrowings	$5,020,679	$—	$—	$—	$5,020,679

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which

Transamerica Series Trust	Semi-Annual Report 2018

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign

Transamerica Series Trust	Semi-Annual Report 2018

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swap agreements, at value (A) (B)	$—	$—	$—	$143,183	$—	$143,183
OTC swap agreements, at value	—	—	617,696	—	—	617,696
Net unrealized appreciation on futures contracts (A) (C)	198,317	—	390	—	—	198,707
Unrealized appreciation on forward foreign currency contracts	—	163,282	—	—	—	163,282
Total	$198,317	$163,282	$618,086	$143,183	$—	$1,122,868

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (C)	$(184)	$—	$(432,923)	$—	$—	$(433,107)
Unrealized depreciation on forward foreign currency contracts	—	(117,500)	—	—	—	(117,500)
Total	$(184)	$(117,500)	$(432,923)	$—	$—	$(550,607)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$7,166	$—	$—	$—	$—	$7,166
Swap agreements	(824,812)	—	17,303	(26,253)	—	(833,762)
Futures contracts	(1,277,117)	—	(336,864)	—	—	(1,613,981)
Forward foreign currency contracts (B)	—	105,552	—	—	—	105,552
Total	$(2,094,763)	$105,552	$(319,561)	$(26,253)	$—	$(2,335,025)

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$55,581	$—	$—	$—	$—	$55,581
Swap agreements	1,185	—	590,439	11,311	—	602,935
Futures contracts	289,959	—	(530,911)	—	—	(240,952)
Forward foreign currency contracts (D)	—	383,770	—	—	—	383,770
Total	$346,725	$383,770	$59,528	$11,311	$—	$801,334

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts		Long	Short	Purchased	Sold
$ —	$ 609	$ 29,562,672	96,282,221	(9,992)	$ 10,011,603	$ 26,893,931

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Barclays Bank PLC	$56,282	$(1,536)	$—	$54,746	$1,536	$(1,536)	$—	$—
BNP Paribas	3,158	—	—	3,158	—	—	—	—
Citibank N.A.	633,404	—	(590,000)	43,404	—	—	—	—
Credit Suisse International	—	—	—	—	82,358	—	—	82,358
JPMorgan Chase Bank, N.A.	35,880	(5,461)	—	30,419	5,461	(5,461)	—	—
Morgan Stanley Capital Services, Inc.	1,163	—	—	1,163	—	—	—	—
Standard Chartered Bank	28,504	—	—	28,504	—	—	—	—
State Street Bank & Trust Co.	8,663	—	—	8,663	—	—	—	—
UBS AG	13,924	(13,924)	—	—	28,145	(13,924)	—	14,221
Other Derivatives (C)	341,890	—	—	341,890	433,320	—	—	433,320

Total	$1,122,868	$(20,921)	$(590,000)	$511,947	$550,820	$(20,921)	$—	$529,899

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA,

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.78%
Over $250 million	0.73

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2019
Service Class	1.20	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 22,098,617	$ 65,637,584	$ 32,845,261	$ 55,659,272

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 316,502,528	$ 59,317,356	$ (10,523,839)	$ 48,793,517

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica AB Dynamic Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 16, 2010 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica AB Dynamic Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,007.20	$3.19	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,000.50	7.64	1,017.20	7.70	1.54

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	0.25
Duration †	0.12

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	41.2%
Repurchase Agreements	23.2
U.S. Government Agency Obligations	19.7
Short-Term U.S. Government Obligations	16.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.7%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.09%, 1.89% (A), 11/01/2018	$ 17,500,000	$ 17,500,000
1-Month LIBOR - 0.07%, 1.93% (A), 07/05/2019, MTN	5,500,000	5,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.26%, 2.08% (A), 09/28/2018	7,000,000	7,000,163
3-Month LIBOR - 0.23%, 2.08% (A), 04/03/2019	9,000,000	8,999,469
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 1.95% (A), 10/19/2018	11,500,000	11,500,000
1-Month LIBOR - 0.09%, 1.97% (A), 01/14/2019	7,400,000	7,400,000
3-Month LIBOR - 0.26%, 2.07% (A), 12/20/2019	11,500,000	11,500,000
3-Month LIBOR - 0.24%, 2.10% (A), 09/23/2019	7,750,000	7,750,000
3-Month LIBOR - 0.20%, 2.16% (A), 01/18/2019	8,500,000	8,501,114
Federal Home Loan Mortgage Corp.
0.88%, 10/12/2018	4,531,000	4,517,921
3-Month LIBOR - 0.28%, 2.07% (A), 08/10/2018, MTN	16,000,000	16,000,000

Total U.S. Government Agency Obligations (Cost $106,168,667)		106,168,667

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.10%, 1.90% (A), 01/02/2019	5,500,000	5,500,000
1-Month LIBOR - 0.10%, 1.96% (A), 09/14/2018	6,000,000	6,000,000
1-Month LIBOR - 0.06%, 2.03% (A), 07/25/2019	11,500,000	11,500,000
3-Month LIBOR - 0.18%, 2.18% (A), 10/30/2018	13,000,000	13,000,000
Federal Agricultural Mortgage Corp. Discount Notes 1.68% (B), 08/03/2018	7,500,000	7,488,348
Federal Farm Credit Bank Discount Notes
1.49% (B), 08/09/2018	7,500,000	7,487,917
2.13% (B), 12/04/2018	2,900,000	2,873,694
Federal Farm Credit Discount Notes 2.24% (B), 01/23/2019	8,000,000	7,899,720
Federal Home Loan Bank Discount Notes
1.60% (B), 07/13/2018	9,000,000	8,994,913
1.88% (B), 08/07/2018	10,000,000	9,980,472
1.89% (B), 07/20/2018 - 07/24/2018	26,900,000	26,868,876
1.90% (B), 07/18/2018 - 08/13/2018	45,500,000	45,432,845
1.91% (B), 08/08/2018	10,000,000	9,979,688
1.92% (B), 07/25/2018	3,300,000	3,295,669
1.93% (B), 08/03/2018	1,250,000	1,247,757
1.94% (B), 08/23/2018 - 08/29/2018	24,000,000	23,926,340
1.95% (B), 08/17/2018 - 09/06/2018	14,700,000	14,649,503

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
1.96% (B), 09/19/2018	$ 16,500,000	$ 16,428,534

Total Short-Term U.S. Government Agency Obligations (Cost $222,554,276)		222,554,276

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. Treasury Bill
1.75% (B), 08/09/2018	7,500,000	7,485,704
1.84% (B), 08/02/2018 - 08/23/2018	18,650,000	18,609,529
1.94% (B), 09/13/2018	7,900,000	7,868,737
1.98% (B), 10/11/2018	8,000,000	7,955,699
1.99% (B), 10/04/2018 - 10/18/2018	19,250,000	19,142,687
2.04% (B), 10/25/2018	7,000,000	6,954,705
2.12% (B), 11/23/2018 - 12/20/2018	18,250,000	18,084,201

Total Short-Term U.S. Government Obligations (Cost $86,101,262)		86,101,262

REPURCHASE AGREEMENTS - 23.2%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $112,467 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $119,447.	112,459	112,459
Goldman Sachs & Co., 2.00% (B), dated 06/29/2018, to be repurchased at $24,304,050 on 07/02/2018. Collateralized by U.S. Government Obligations, 2.10% - 2.13%, due 12/06/2018 - 08/15/2021, and with a total value of $24,786,077.	24,300,000	24,300,000
Jefferies LLC, 2.00% (B), dated 06/29/2018, to be repurchased at $50,508,417 on 07/02/2018. Collateralized by U.S. Government Obligations, 0.00% - 2.63%, due 09/15/2018 - 03/31/2025, and with a total value of $51,510,004.	50,500,000	50,500,000
Nomura Securities International, Inc., 2.10% (B), dated 06/29/2018, to be repurchased at $50,508,838 on 07/02/2018. Collateralized by U.S. Government Obligations, 1.38% - 2.75%, due 12/06/2018 - 05/31/2023, and with a total value of $51,510,028.	50,500,000	50,500,000

Total Repurchase Agreements (Cost $125,412,459)		125,412,459

Total Investments (Cost $540,236,664)		540,236,664
Net Other Assets (Liabilities) - (0.1)%		(396,426)

Net Assets - 100.0%		$ 539,840,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$106,168,667	$—	$106,168,667
Short-Term U.S. Government Agency Obligations	—	222,554,276	—	222,554,276
Short-Term U.S. Government Obligations	—	86,101,262	—	86,101,262
Repurchase Agreements	—	125,412,459	—	125,412,459

Total Investments	$—	$540,236,664	$—	$540,236,664

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $414,824,205)	$414,824,205
Repurchase agreement, at value (cost $125,412,459)	125,412,459
Receivables and other assets:
Shares of beneficial interest sold	194,915
Interest	271,563
Prepaid expenses	1,465

Total assets	540,704,607

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	97,677
Money market waiver due to advisor	218,031
Investment management fees	397,991
Distribution and service fees	71,337
Transfer agent costs	1,084
Trustees, CCO and deferred compensation fees	1,739
Audit and tax fees	12,167
Custody fees	16,023
Legal fees	7,638
Printing and shareholder reports fees	29,059
Other	11,623

Total liabilities	864,369

Net assets	$539,840,238

Net assets consist of:
Capital stock ($0.01 par value)	$5,398,413
Additional paid-in capital	534,441,807
Undistributed (distributions in excess of) net investment income (loss)	18

Net assets	$539,840,238

Net assets by class:
Initial Class	$189,252,625
Service Class	350,587,613

Shares outstanding:
Initial Class	189,254,129
Service Class	350,587,173

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$4,288,902

Total investment income	4,288,902

Expenses:
Investment management fees	732,996
Distribution and service fees:
Service Class	428,870
Transfer agent costs	3,599
Trustees, CCO and deferred compensation fees	8,161
Audit and tax fees	11,581
Custody fees	69,557
Legal fees	16,671
Printing and shareholder reports fees	14,725
Other	12,239

Total expenses before waiver and/or reimbursement and recapture	1,298,399

Recapture of previously waived and/or reimbursed fees:
Initial Class	276,000
Service Class	1,647,489

Net expenses	3,221,888

Net investment income (loss)	1,067,014

Net increase (decrease) in net assets resulting from operations	$1,067,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,067,014	$443,553
Net realized gain (loss)	—	19

Net increase (decrease) in net assets resulting from operations	1,067,014	443,572

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	(1,317,442)	(9,986)
Service Class	(164,367)	(18,773)

Total dividends and/or distributions from net investment income	(1,481,809)	(28,759)

Capital share transactions:
Proceeds from shares sold:
Initial Class	43,728,171	36,153,805
Service Class	111,756,094	114,456,140

	155,484,265	150,609,945

Dividends and/or distributions reinvested:
Initial Class	1,317,442	9,998
Service Class	164,367	18,801

	1,481,809	28,799

Cost of shares redeemed:
Initial Class	(33,595,245)	(74,977,570)
Service Class	(90,189,722)	(220,595,593)

	(123,784,967)	(295,573,163)

Net increase (decrease) in net assets resulting from capital share transactions	33,181,107	(144,934,419)

Net increase (decrease) in net assets	32,766,312	(144,519,606)

Net assets:
Beginning of period/year	507,073,926	651,593,532

End of period/year	$539,840,238	$507,073,926

Undistributed (distributions in excess of) net investment income (loss)	$18	$414,813

Capital share transactions - shares:
Shares issued:
Initial Class	43,728,171	36,153,805
Service Class	111,756,094	114,456,140

	155,484,265	150,609,945

Shares reinvested:
Initial Class	1,317,442	9,998
Service Class	164,367	18,801

	1,481,809	28,799

Shares redeemed:
Initial Class	(33,595,245)	(74,977,570)
Service Class	(90,189,722)	(220,595,593)

	(123,784,967)	(295,573,163)

Net increase (decrease) in shares outstanding:
Initial Class	11,450,368	(38,813,767)
Service Class	21,730,739	(106,120,652)

	33,181,107	(144,934,419)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Net realized and unrealized gain (loss)	—		0.00	(B)	—		—		—		—

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (D)	0.72	%(E)	0.01%		0.01%		0.01%		0.01%		0.00	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$189,253		$178,217		$216,616		$232,137		$239,293		$256,856
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.33	%(G)	0.33%		0.36%		0.42%		0.42%		0.42%
Including waiver and/or reimbursement and recapture (H)	0.64	%(G)	0.73%		0.45	%(C)	0.29%		0.23%		0.26%
Net investment income (loss) to average net assets	1.00	%(G)	0.22%		0.01	%(C)	0.01%		0.00	%(F)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Net realized and unrealized gain (loss)	—		0.00	(B)	—		—		—		—

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (D)	0.05	%(E)	0.01%		0.01%		0.01%		0.01%		0.00	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$350,587		$328,857		$434,978		$451,031		$427,205		$376,622
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.58%		0.61%		0.67%		0.67%		0.67%
Including waiver and/or reimbursement and recapture (H)	1.54	%(G)	0.94%		0.46	%(C)	0.29%		0.23%		0.25%
Net investment income (loss) to average net assets	0.10	%(G)	0.01%		0.01	%(C)	0.01%		0.00	%(F)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under new federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.28%
Over $1 billion up to $3 billion	0.27
Over $3 billion	0.26

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.48%	May 1, 2019
Service Class	0.73	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM due to the operating expense limitation.

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers have determined, or may reasonably determine from time to time, in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon the Portfolio, or any classes thereof, attaining such yield as the Trust’s officers reasonably determine.

Once the Portfolio, or any classes thereof, has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to reimbursement by the Portfolio, or any classes thereof, of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to the Portfolio, or any classes thereof, during any of the previous thirty-six months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statement of Operations.

For the years and period ended December 31, 2015, December 31, 2016, December 31, 2017 and June 30, 2018, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
Class	2015	2016	2017	2018	Total
Initial Class	$114,623	$10,571	$—	$—	$125,194
Service Class	784,747	69,769	—	—	854,516

As of June 30, 2018, there are no balances available for recapture by TAM due to the maintenance of the yield.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 540,236,664	$ —	$ —	$ —

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 22, 2011. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,001.30	$3.18	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,000.00	4.41	1,020.40	4.46	0.89

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.01
Duration †	3.72

Credit Quality ‡	Percentage of Net Assets
AAA	1.4%
BBB	5.6
BB	36.1
B	44.2
CCC and Below	8.6
Not Rated	13.1
Net Other Assets (Liabilities)	(9.0)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Allocations are subject to change.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.7%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 117,000	$ 116,526
6.13%, 01/15/2023 (A)	1,005,000	1,007,512
7.50%, 03/15/2025 (A)	309,000	321,746
7.75%, 03/15/2020 (A)	55,000	58,025
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	220,190
5.00%, 08/01/2024 (A)	367,000	352,504
Triumph Group, Inc.
5.25%, 06/01/2022	935,000	899,938
7.75%, 08/15/2025	491,000	486,090

		3,462,531

Airlines - 2.1%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	710,000	706,450
5.50%, 10/01/2019 (A)	804,000	812,040
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	565,848	577,519
5.63%, 07/15/2022 (A)	379,128	385,762
6.13%, 07/15/2018 (A)	676,000	676,811
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	247,909	252,694
6.90%, 10/19/2023	627,486	650,138
United Airlines Pass-Through Trust 4.63%, 03/03/2024	227,147	227,534
United Continental Holdings, Inc. 4.25%, 10/01/2022	407,000	392,755
US Airways Pass-Through Trust
5.38%, 05/15/2023	432,351	441,993
6.75%, 12/03/2022	479,170	505,429

		5,629,125

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	561,000	521,730

Banks - 2.3%
Barclays PLC Fixed until 09/15/2019, 6.63% (B), 09/15/2019 (C) (D)	687,000	687,493
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	680,000	674,900
Fixed until 03/30/2021, 7.63% (B), 03/30/2021 (A) (C) (D)	475,000	495,781
CIT Group, Inc. 5.00%, 08/15/2022	765,000	773,606
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	925,000	845,785
Lloyds Banking Group PLC Fixed until 06/27/2024, 7.50% (B), 06/27/2024 (C)	1,075,000	1,091,662
Royal Bank of Scotland Group PLC Fixed until 08/15/2021, 8.63% (B), 08/15/2021 (C)	690,000	733,298
Societe Generale SA Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (C) (D)	920,000	936,100

		6,238,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	$ 872,000	$ 848,020

Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	2,751,000	2,881,673
Builders FirstSource, Inc. 5.63%, 09/01/2024 (A)	1,284,000	1,248,690
Griffon Corp. 5.25%, 03/01/2022	1,719,000	1,672,415

		5,802,778

Capital Markets - 0.8%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (B), 12/18/2024 (A) (C)	166,000	162,283
Fixed until 12/11/2023, 7.50% (B), 12/11/2023 (A) (C)	1,807,000	1,865,728
Goldman Sachs Capital II 3-Month LIBOR + 0.77%, 4.00%, 07/30/2018 (B) (C)	169,000	142,061

		2,170,072

Chemicals - 2.1%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A)	839,000	837,951
Hexion, Inc.
6.63%, 04/15/2020	1,603,000	1,501,049
7.88%, 02/15/2023	682,000	545,600
10.00%, 04/15/2020 (D)	458,000	453,420
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	403,000	382,850
5.25%, 06/01/2027 (A)	1,449,000	1,350,287
OCI NV 6.63%, 04/15/2023 (A)	540,000	548,478

		5,619,635

Commercial Services & Supplies - 1.0%
Aramark Services, Inc. 5.00%, 02/01/2028 (A)	262,000	250,210
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (D)	972,000	947,700
6.38%, 04/01/2024 (A) (D)	312,000	305,760
Garda World Security Corp. 8.75%, 05/15/2025 (A)	1,080,000	1,104,300

		2,607,970

Communications Equipment - 0.7%
CommScope Technologies LLC 6.00%, 06/15/2025 (A)	1,317,000	1,344,986
Nokia OYJ 3.38%, 06/12/2022	677,000	655,390

		2,000,376

Construction & Engineering - 3.0%
Abengoa Abenewco 2 SAU PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (E)	296,447	20,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	$ 993,000	$ 943,350
6.88%, 02/15/2021 (A)	1,473,000	1,480,365
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	880,000	880,000
6.50%, 12/15/2020 (A)	256,000	259,200
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.13%, 07/01/2022 (A)	75,000	75,281
Century Communities, Inc. 5.88%, 07/15/2025	879,000	830,655
Pisces Midco, Inc. 8.00%, 04/15/2026 (A)	1,624,000	1,561,963
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	463,000	450,846
William Lyon Homes, Inc.
5.88%, 01/31/2025	511,000	483,534
6.00%, 09/01/2023 (A)	365,000	360,332
7.00%, 08/15/2022	940,000	957,625

		8,303,902

Consumer Finance - 2.5%
Ally Financial, Inc.
5.75%, 11/20/2025 (D)	481,000	490,019
7.50%, 09/15/2020	641,000	685,870
8.00%, 03/15/2020	294,000	314,213
Altice Financing SA
6.63%, 02/15/2023 (A)	516,000	508,518
7.50%, 05/15/2026 (A) (D)	807,000	780,530
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	340,000	338,300
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	415,065
5.00%, 10/26/2020	489,000	487,778
5.88%, 10/25/2024	428,000	413,555
6.50%, 06/15/2022	325,000	332,719
6.63%, 07/26/2021	279,000	286,589
6.75%, 06/15/2026	407,000	397,720
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	653,062
6.00%, 06/01/2020	577,000	592,146

		6,696,084

Containers & Packaging - 2.5%
ARD Finance SA PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (E)	660,000	661,650
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	788,737
7.25%, 05/15/2024 (A)	950,000	988,000
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	865,800
7.25%, 04/15/2025 (A)	217,000	211,575
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026 (A) (D)	263,000	249,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	$ 522,000	$ 502,425
7.88%, 07/15/2026 (A)	313,000	311,779
OI European Group BV 4.00%, 03/15/2023 (A)	381,000	355,283
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	700,796
6.38%, 08/15/2025 (A) (D)	178,000	182,450
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	336,738
5.75%, 10/15/2020	439,975	441,625
6.88%, 02/15/2021	177,774	179,996
7.00%, 07/15/2024 (A)	177,000	180,761

		6,957,465

Diversified Financial Services - 2.6%
Avation Capital SA 6.50%, 05/15/2021 (A)	562,000	564,810
Dana Financing Luxembourg Sarl 5.75%, 04/15/2025 (A)	1,645,000	1,620,325
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57%, 12/21/2065 (A) (B)	1,578,000	1,475,430
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.82%, 12/21/2065 (A) (B)	137,000	126,725
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	490,000	480,200
7.50%, 04/15/2021 (A)	848,000	860,720
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 (A)	1,052,000	1,052,000
Travelport Corporate Finance PLC 6.00%, 03/15/2026 (A)	1,017,000	1,024,628

		7,204,838

Diversified Telecommunication Services - 7.9%
Altice France SA 7.38%, 05/01/2026 (A)	1,766,000	1,726,618
CenturyLink, Inc.
6.45%, 06/15/2021	850,000	873,944
6.75%, 12/01/2023 (D)	1,054,000	1,059,270
7.50%, 04/01/2024 (D)	242,000	248,655
7.60%, 09/15/2039	1,491,000	1,237,530
7.65%, 03/15/2042	1,294,000	1,074,020
Frontier Communications Corp.
7.63%, 04/15/2024	1,429,000	985,867
8.50%, 04/01/2026 (A) (D)	259,000	249,935
8.75%, 04/15/2022 (D)	389,000	328,705
9.00%, 08/15/2031 (D)	1,091,000	714,605
10.50%, 09/15/2022	405,000	367,538
11.00%, 09/15/2025 (D)	110,000	87,967
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	110,625
6.50%, 06/15/2019	159,000	162,729
6.63%, 08/01/2026	620,000	573,500
7.63%, 06/15/2021	2,321,000	2,468,964

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	$ 1,634,000	$ 1,625,830
8.00%, 02/15/2024 (A)	185,000	194,250
9.50%, 09/30/2022 (A) (D)	355,000	410,025
Level 3 Parent LLC 5.75%, 12/01/2022	426,000	426,000
Sprint Capital Corp. 6.90%, 05/01/2019	590,000	601,918
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	925,000	878,842
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,023,750
6.00%, 10/15/2024 (A)	200,000	190,260
6.38%, 04/15/2023 (A)	2,148,000	2,148,000
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	370,000
5.50%, 08/15/2026 (A)	245,000	229,345
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (D)	687,000	405,330
7.75%, 10/01/2021	473,000	379,582
8.63%, 10/31/2025 (A)	360,000	342,000

		21,495,604

Electric Utilities - 0.8%
Elwood Energy LLC 8.16%, 07/05/2026	1,012,087	1,123,416
Red Oak Power LLC 9.20%, 11/30/2029	841,000	960,843

		2,084,259

Energy Equipment & Services - 3.3%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	860,000	786,900
7.50%, 04/01/2025 (A)	240,000	240,900
Exterran Energy Solutions, LP / EES Finance Corp. 8.13%, 05/01/2025	554,000	584,470
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	598,000	574,080
6.75%, 08/01/2022	894,000	902,940
KCA Deutag UK Finance PLC 9.63%, 04/01/2023 (A)	1,030,000	1,044,162
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	382,075
8.95%, 04/01/2045	359,000	327,588
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,326,307
5.63%, 04/28/2027 (D)	496,000	479,880
6.75%, 02/01/2021	461,000	482,898
Rowan Cos., Inc.
4.88%, 06/01/2022	655,000	618,975
7.38%, 06/15/2025 (D)	90,000	87,075
Weatherford International LLC
6.80%, 06/15/2037 (D)	680,000	544,000
9.88%, 03/01/2025 (A) (D)	70,000	70,350

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd. 6.75%, 09/15/2040 (D)	$ 843,000	$ 668,077

		9,120,677

Equity Real Estate Investment Trusts - 2.2%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	1,214,000	1,056,180
5.95%, 12/15/2026	386,000	325,082
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026 (A)	324,000	307,800
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	308,518
5.25%, 03/15/2028 (A)	1,163,000	1,076,240
iStar, Inc.
5.25%, 09/15/2022	404,000	391,123
6.00%, 04/01/2022	707,000	707,000
SBA Communications Corp.
4.00%, 10/01/2022 (A)	840,000	803,250
4.88%, 07/15/2022	1,065,000	1,055,681

		6,030,874

Food & Staples Retailing - 0.9%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	914,000	808,890
6.63%, 06/15/2024 (D)	786,000	742,063
Rite Aid Corp.
6.13%, 04/01/2023 (A) (D)	891,000	903,474
7.70%, 02/15/2027	118,000	99,710

		2,554,137

Food Products - 1.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	415,000	385,950
7.25%, 06/01/2021 (A)	748,000	755,480
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	1,071,000	993,352
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	692,000	645,290
5.63%, 01/15/2028 (A)	413,000	387,188
8.00%, 07/15/2025 (A)	754,000	836,940
Simmons Foods, Inc. 5.75%, 11/01/2024 (A)	96,000	83,280

		4,087,480

Gas Utilities - 0.1%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (D)	460,000	400,200

Health Care Equipment & Supplies - 0.9%
DJO Finance LLC / DJO Finance Corp. 8.13%, 06/15/2021 (A)	1,116,000	1,129,615
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (D)	382,000	305,600
5.75%, 08/01/2022 (A) (D)	1,058,000	952,200

		2,387,415

Health Care Providers & Services - 5.0%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (D)	150,000	138,750
6.25%, 03/31/2023	323,000	295,949
6.88%, 02/01/2022	1,663,000	848,130
8.13%, 06/30/2024 (A) (D)	186,000	153,334

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
DaVita, Inc.
5.13%, 07/15/2024	$ 562,000	$ 545,140
5.75%, 08/15/2022	415,000	422,005
Encompass Health Corp. 5.75%, 11/01/2024 - 09/15/2025	1,641,000	1,649,281
HCA Healthcare, Inc. 6.25%, 02/15/2021	188,000	195,050
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,731,614
5.88%, 03/15/2022 - 02/15/2026	1,703,000	1,739,602
7.50%, 02/15/2022	1,358,000	1,476,825
LifePoint Health, Inc.
5.38%, 05/01/2024 (D)	640,000	616,000
5.88%, 12/01/2023	718,000	714,410
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	506,631
5.13%, 05/01/2025 (A)	284,000	269,978
6.00%, 10/01/2020	341,000	350,377
6.75%, 06/15/2023	369,000	367,155
8.13%, 04/01/2022	1,512,000	1,580,826

		13,601,057

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (A)	412,000	389,793

Hotels, Restaurants & Leisure - 6.4%
Boyd Gaming Corp.
6.00%, 08/15/2026 (A)	337,000	333,630
6.38%, 04/01/2026	405,000	410,063
6.88%, 05/15/2023	1,208,000	1,265,380
Boyne USA, Inc. 7.25%, 05/01/2025 (A)	788,000	821,490
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	689,000	689,000
Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026 (A)	847,000	832,177
International Game Technology PLC 6.50%, 02/15/2025 (A)	1,478,000	1,526,035
KFC Holding Co. / Pizza Hut Holdings LLC 5.25%, 06/01/2026 (A)	340,000	334,900
MGM Resorts International
6.00%, 03/15/2023	1,537,000	1,583,110
6.63%, 12/15/2021	794,000	836,677
MGM Resorts International Co. 5.75%, 06/15/2025	692,000	690,927
NCL Corp., Ltd. 4.75%, 12/15/2021 (A)	527,000	525,683
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	891,000	882,090
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	669,607
10.00%, 12/01/2022	2,303,000	2,457,232
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,116,000	1,999,620
6.25%, 05/15/2025 (A)	723,000	708,540

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.
4.15%, 04/01/2024	$ 717,000	$ 705,349
4.50%, 04/01/2027	291,000	282,998

		17,554,508

Household Durables - 2.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (D)	664,000	578,357
6.75%, 03/15/2025	783,000	747,765
8.75%, 03/15/2022	322,000	342,125
KB Home
7.00%, 12/15/2021	1,211,000	1,271,550
7.63%, 05/15/2023	812,000	870,870
Lennar Corp.
4.75%, 11/29/2027	512,000	480,154
5.00%, 06/15/2027	398,000	381,085
Meritage Homes Corp.
5.13%, 06/06/2027	408,000	379,440
7.15%, 04/15/2020	1,027,000	1,083,485

		6,134,831

Independent Power & Renewable Electricity Producers - 2.0%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	573,602
5.50%, 02/01/2024	577,000	530,119
5.75%, 01/15/2025 (D)	712,000	651,035
5.88%, 01/15/2024 (A)	825,000	816,750
6.00%, 01/15/2022 (A)	683,000	696,660
NRG Energy, Inc. 7.25%, 05/15/2026	808,000	860,520
Vistra Energy Corp.
7.63%, 11/01/2024	614,000	654,677
8.00%, 01/15/2025 (A)	652,000	700,085

		5,483,448

Insurance - 1.4%
Genworth Holdings, Inc. 4.90%, 08/15/2023 (D)	698,000	610,750
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.47% (B), 02/12/2067 (A) (D)	1,692,000	1,598,940
Lincoln National Corp. 3-Month LIBOR + 2.36%, 4.68% (B), 05/17/2066	1,714,000	1,631,454

		3,841,144

Internet & Catalog Retail - 0.3%
NetFlix, Inc. 5.88%, 11/15/2028 (A)	687,000	693,664

IT Services - 0.8%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	391,045
5.75%, 01/15/2024 (A)	803,000	803,016
7.00%, 12/01/2023 (A)	864,000	899,925

		2,093,986

Leisure Products - 0.6%
Mattel, Inc.
2.35%, 08/15/2021 (D)	286,000	259,545
3.15%, 03/15/2023 (D)	228,000	200,070
4.35%, 10/01/2020 (D)	292,000	290,540

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products (continued)
Mattel, Inc. (continued)
5.45%, 11/01/2041	$ 200,000	$ 161,000
6.75%, 12/31/2025 (A)	726,000	706,943

		1,618,098

Machinery - 1.3%
Meritor, Inc. 6.25%, 02/15/2024	1,503,000	1,514,272
Novelis Corp.
5.88%, 09/30/2026 (A)	523,000	500,773
6.25%, 08/15/2024 (A)	520,000	520,000
Xerium Technologies, Inc. 9.50%, 08/15/2021	1,021,000	1,077,155

		3,612,200

Media - 7.7%
Altice Luxembourg SA 7.63%, 02/15/2025 (A) (D)	225,000	207,000
Cablevision Systems Corp. 8.00%, 04/15/2020	383,000	402,035
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	394,000	360,510
5.13%, 02/15/2023	780,000	771,958
5.13%, 05/01/2027 (A)	879,000	822,414
5.25%, 03/15/2021	425,000	427,922
5.50%, 05/01/2026 (A)	643,000	623,517
5.75%, 01/15/2024	61,000	61,153
5.75%, 02/15/2026 (A)	291,000	285,908
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.50%, 04/01/2028 (A)	497,000	503,063
7.75%, 07/15/2025 (A)	800,000	836,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,645,770
7.63%, 03/15/2020	2,606,000	2,590,237
CSC Holdings LLC
6.63%, 10/15/2025 (A)	1,449,000	1,483,414
10.13%, 01/15/2023 (A)	449,000	495,023
10.88%, 10/15/2025 (A)	483,000	556,802
DISH DBS Corp.
5.00%, 03/15/2023 (D)	948,000	822,390
5.88%, 07/15/2022 (D)	693,000	651,420
6.75%, 06/01/2021	605,000	605,756
7.75%, 07/01/2026	2,137,000	1,872,546
7.88%, 09/01/2019	601,000	623,538
Unitymedia GmbH 6.13%, 01/15/2025 (A)	525,000	540,750
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,514,000	1,398,557
6.75%, 09/15/2022 (A)	1,105,000	1,131,189
Ziggo BV 5.50%, 01/15/2027 (A)	1,450,000	1,354,445

		21,073,317

Metals & Mining - 3.1%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	611,810
5.75%, 03/01/2025 (D)	384,000	363,840

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium NV
5.75%, 05/15/2024 (A)	$ 341,000	$ 329,918
6.63%, 03/01/2025 (A) (D)	849,000	855,367
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (A)	700,000	675,500
7.00%, 02/15/2021 (A)	383,000	386,830
7.25%, 04/01/2023 (A)	855,000	855,000
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	798,252
6.88%, 02/15/2023	877,000	924,095
New Gold, Inc.
6.25%, 11/15/2022 (A)	682,000	688,820
6.38%, 05/15/2025 (A) (D)	571,000	562,435
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,150,467
6.25%, 07/15/2041	134,000	133,330
8.50%, 06/01/2024 (A)	146,000	160,053

		8,495,717

Oil, Gas & Consumable Fuels - 10.0%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	618,000	654,307
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	400,000	427,000
Callon Petroleum Co.
6.13%, 10/01/2024	1,093,000	1,106,662
6.38%, 07/01/2026 (A)	235,000	235,588
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	345,000	349,313
7.50%, 09/15/2020	135,000	135,844
8.25%, 07/15/2025	746,000	790,760
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	520,000	540,800
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (D)	392,000	411,482
8.00%, 06/15/2027 (D)	661,000	672,567
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	769,000	765,386
Continental Resources, Inc. 5.00%, 09/15/2022	597,000	604,888
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	570,000	550,050
DCP Midstream, LP Fixed until 12/15/2022, 7.38%, 12/15/2022 (B) (C)	718,000	687,485
Denbury Resources, Inc. 9.00%, 05/15/2021 (A)	768,000	811,930
Diamondback Energy, Inc. 5.38%, 05/31/2025 (A)	275,000	274,313
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	485,000	495,912
8.00%, 11/29/2024 (A) (D)	215,000	217,150
9.38%, 05/01/2024 (A)	331,000	271,420
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	208,863
6.38%, 05/15/2025 - 01/15/2026	1,045,000	1,011,200

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HighPoint Operating Corp. 8.75%, 06/15/2025	$ 431,000	$ 461,170
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	299,190
8.05%, 10/15/2030, MTN	134,000	159,844
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A)	432,000	436,320
6.88%, 03/15/2022	939,000	955,160
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	235,800
5.38%, 01/15/2025 (A)	505,000	501,212
5.63%, 10/15/2027 (A)	227,000	225,298
PDC Energy, Inc. 6.13%, 09/15/2024	993,000	1,012,860
QEP Resources, Inc. 5.63%, 03/01/2026 (D)	344,000	329,380
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	793,000	798,947
SM Energy Co.
6.13%, 11/15/2022 (D)	619,000	634,475
6.50%, 11/15/2021	426,000	435,798
6.50%, 01/01/2023 (D)	182,000	183,820
6.75%, 09/15/2026 (D)	118,000	118,295
Southwestern Energy Co. 7.50%, 04/01/2026 (D)	709,000	733,815
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	343,000	325,850
Summit Midstream Partners, LP Fixed until 12/15/2022, 9.50%, 12/15/2022 (B) (C)	672,000	658,560
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (A)	450,000	418,500
5.13%, 02/01/2025	991,000	978,612
5.88%, 04/15/2026 (A)	628,000	632,710
6.75%, 03/15/2024	1,043,000	1,095,150
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	89,385
7.13%, 04/15/2025 (A) (D)	587,000	412,368
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	863,565
6.63%, 01/15/2026 (A) (D)	360,000	370,800
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A)	50,000	50,938
6.88%, 02/01/2025	978,000	996,337
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	468,265
6.00%, 01/15/2022	334,000	347,360
8.25%, 08/01/2023	726,000	822,195

		27,274,899

Paper & Forest Products - 0.5%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	375,000	375,937
Norbord, Inc. 6.25%, 04/15/2023 (A)	1,018,000	1,061,367

		1,437,304

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (D)	$ 886,000	$ 662,285

Pharmaceuticals - 2.2%
Endo Dac / Endo Finance LLC 6.00%, 07/15/2023 (A)	1,243,000	1,022,367
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	164,000	152,116
6.75%, 03/01/2028 (D)	749,000	763,402
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	172,000	169,506
5.88%, 05/15/2023 (A)	3,064,000	2,878,245
6.13%, 04/15/2025 (A)	67,000	61,724
6.50%, 03/15/2022 (A)	125,000	129,375
7.50%, 07/15/2021 (A)	323,000	328,047
9.25%, 04/01/2026 (A)	415,000	431,081

		5,935,863

Real Estate Management & Development - 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A)	479,000	450,260
5.25%, 12/01/2021 (A) (D)	239,000	237,805

		688,065

Road & Rail - 0.3%
Hertz Corp.
5.50%, 10/15/2024 (A) (D)	301,000	236,661
6.25%, 10/15/2022 (D)	668,000	594,520

		831,181

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	896,000	880,320

Software - 1.2%
Infor US, Inc.
5.75%, 08/15/2020 (A)	672,000	680,400
6.50%, 05/15/2022	1,648,000	1,650,060
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	980,000	1,028,878

		3,359,338

Specialty Retail - 0.9%
L Brands, Inc.
6.75%, 07/01/2036	1,119,000	984,720
6.88%, 11/01/2035	773,000	687,970
PetSmart, Inc. 5.88%, 06/01/2025 (A) (D)	1,180,000	908,718

		2,581,408

Technology Hardware, Storage & Peripherals - 2.2%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	566,000	592,397
5.88%, 06/15/2021 (A)	664,000	673,045
7.13%, 06/15/2024 (A) (D)	693,000	734,184
8.35%, 07/15/2046 (A)	405,000	487,749
Diebold Nixdorf, Inc. 8.50%, 04/15/2024 (D)	1,314,000	1,258,589
Seagate HDD Cayman
4.75%, 06/01/2023 (D)	617,000	611,903
4.75%, 01/01/2025	385,000	369,236

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman (continued)
4.88%, 06/01/2027	$ 128,000	$ 118,971
5.75%, 12/01/2034 (D)	700,000	638,919
Western Digital Corp. 4.75%, 02/15/2026	513,000	498,892

		5,983,885

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.88%, 01/15/2028	168,000	155,560
5.50%, 07/15/2025 - 05/15/2027	2,042,000	2,039,690

		2,195,250

Wireless Telecommunication Services - 2.8%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	467,000	476,340
11.50%, 11/15/2021	955,000	1,126,900
Sprint Corp.
7.13%, 06/15/2024	1,338,000	1,350,831
7.63%, 03/01/2026	734,000	748,680
7.88%, 09/15/2023	1,788,000	1,853,932
T-Mobile USA, Inc.
4.00%, 04/15/2022	360,000	356,328
4.50%, 02/01/2026	412,000	384,705
6.50%, 01/15/2024	273,000	285,285
Wind Tre SpA 5.00%, 01/20/2026 (A)	1,205,000	954,963

		7,537,964

Total Corporate Debt Securities (Cost $259,509,228)		256,183,322

LOAN ASSIGNMENTS - 1.5%
Communications Equipment - 0.3%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 6.32% (B), 12/15/2024	796,000	796,497

Electrical Equipment - 0.1%
Atkore International, Inc. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.09% (B), 12/22/2023	317,753	317,276

Energy Equipment & Services - 0.3%
Weatherford International, Ltd. Term Loan, 1-Month LIBOR + 1.43%, 3.53% (B), 07/13/2020	782,353	772,574

IT Services - 0.2%
First Data Corp. Term Loan, 1-Month LIBOR + 2.00%, 4.09% (B), 07/08/2022	720,064	715,203

Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B, 1-Month LIBOR + 4.00%, 6.00% (B), 11/30/2023	507,705	500,724

	Principal	Value

LOAN ASSIGNMENTS (continued)
Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 1-Month LIBOR + 8.75%, 10.84% (B), 11/12/2020 (H)	$ 661,188	$ 456,311

Software - 0.2%
Kronos, Inc. 2nd Lien Term Loan, 3-Month LIBOR + 8.25%, 10.61% (B), 11/01/2024	454,000	468,755

Total Loan Assignments (Cost $4,212,058)		4,027,340

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (F) (G) (H) (I)	39,132	570,936

Total Common Stock (Cost $2,125,325)		570,936

PREFERRED STOCKS - 1.4%
Banks - 1.1%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.13% (B)	113,050	2,973,215

Building Products - 0.3%
Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00% (E) (F) (H) (I)	1,300,464	988,352

Total Preferred Stocks (Cost $3,939,350)		3,961,567

WARRANT - 0.0% (J)
Building Products - 0.0% (J)
Associated Materials Group, Inc., (F) (G) (H) (I) Exercise Price $0, Expiration Date 11/17/2023	15,911	10,342

Total Warrant (Cost $0)		10,342

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (K)	29,601,488	29,601,488

Total Securities Lending Collateral (Cost $29,601,488)		29,601,488

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.4%

Fixed Income Clearing Corp., 0.90% (K), dated 06/29/2018, to be repurchased at $3,922,622 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $4,004,694.

$ 3,922,327	$ 3,922,327

Total Repurchase Agreement (Cost $3,922,327)	3,922,327

Total Investments (Cost $303,309,776)	298,277,322
Net Other Assets (Liabilities) - (9.0)%	(24,727,227)

Net Assets - 100.0%	$ 273,550,095

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$256,183,322	$—	$256,183,322
Loan Assignments	—	4,027,340	—	4,027,340
Common Stock	—	—	570,936	570,936
Preferred Stocks	2,973,215	—	988,352	3,961,567
Warrant	—	—	10,342	10,342
Securities Lending Collateral	29,601,488	—	—	29,601,488
Repurchase Agreement	—	3,922,327	—	3,922,327

Total Investments	$32,574,703	$264,132,989	$1,569,630	$298,277,322

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $117,881,916, representing 43.1% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,989,934. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the total value of securities is $1,569,630, representing 0.6% of the Portfolio’s net assets.
(G)	Non-income producing securities.
(H)	Illiquid security. At June 30, 2018, the value of such securities amounted to $2,025,941 or 0.7% of the Portfolio’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at June 30, 2018.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $299,387,449) (including securities loaned of $28,989,934)	$294,354,995
Repurchase agreement, at value (cost $3,922,327)	3,922,327
Cash	4,119
Receivables and other assets:
Shares of beneficial interest sold	116
Investments sold	1,006,861
When-issued, delayed-delivery, forward and TBA commitments sold	84,141
Interest	4,421,742
Tax reclaims	16,607
Net income from securities lending	20,217
Prepaid expenses	908

Total assets	303,832,033

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	139,394
Investments purchased	231,016
When-issued, delayed-delivery, forward and TBA commitments purchased	83,000
Investment management fees	127,061
Distribution and service fees	32,899
Transfer agent costs	634
Trustees, CCO and deferred compensation fees	955
Audit and tax fees	16,174
Custody fees	3,564
Legal fees	10,659
Printing and shareholder reports fees	29,412
Other	5,682
Collateral for securities on loan	29,601,488

Total liabilities	30,281,938

Net assets	$273,550,095

Net assets consist of:
Capital stock ($0.01 par value)	$341,272
Additional paid-in capital	262,999,724
Undistributed (distributions in excess of) net investment income (loss)	24,418,475
Accumulated net realized gain (loss)	(9,176,922)
Net unrealized appreciation (depreciation) on:
Investments	(5,032,454)

Net assets	$273,550,095

Net assets by class:
Initial Class	$109,069,405
Service Class	164,480,690

Shares outstanding:
Initial Class	13,713,010
Service Class	20,414,231

Net asset value and offering price per share:
Initial Class	$7.95
Service Class	8.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$105,733
Interest income	8,784,812
Net income (loss) from securities lending	131,328

Total investment income	9,021,873

Expenses:
Investment management fees	802,431
Distribution and service fees:
Service Class	206,484
Transfer agent costs	2,033
Trustees, CCO and deferred compensation fees	4,357
Audit and tax fees	15,776
Custody fees	23,974
Legal fees	18,348
Printing and shareholder reports fees	15,728
Other	6,153

Total expenses	1,095,284

Net investment income (loss)	7,926,589

Net realized gain (loss) on:
Investments	575,267

Net change in unrealized appreciation (depreciation) on:
Investments	(8,466,917)

Net realized and change in unrealized gain (loss)	(7,891,650)

Net increase (decrease) in net assets resulting from operations	$34,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017

From operations:
Net investment income (loss)	$7,926,589	$16,759,466
Net realized gain (loss)	575,267	1,127,324
Net change in unrealized appreciation (depreciation)	(8,466,917)	2,754,205

Net increase (decrease) in net assets resulting from operations	34,939	20,640,995

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(7,033,627)
Service Class	—	(9,551,751)

Total dividends and/or distributions from net investment income	—	(16,585,378)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,706,332	12,029,641
Service Class	8,689,670	25,688,633

	12,396,002	37,718,274

Dividends and/or distributions reinvested:
Initial Class	—	7,033,627
Service Class	—	9,551,751

	—	16,585,378

Cost of shares redeemed:
Initial Class	(13,162,201)	(23,699,552)
Service Class	(14,134,971)	(35,604,219)

	(27,297,172)	(59,303,771)

Net increase (decrease) in net assets resulting from capital share transactions	(14,901,170)	(5,000,119)

Net increase (decrease) in net assets	(14,866,231)	(944,502)

Net assets:
Beginning of period/year	288,416,326	289,360,828

End of period/year	$273,550,095	$288,416,326

Undistributed (distributions in excess of) net investment income (loss)	$24,418,475	$16,491,886

Capital share transactions - shares:
Shares issued:
Initial Class	466,665	1,480,535
Service Class	1,076,181	3,153,495

	1,542,846	4,634,030

Shares reinvested:
Initial Class	—	898,292
Service Class	—	1,201,477

	—	2,099,769

Shares redeemed:
Initial Class	(1,660,508)	(2,951,818)
Service Class	(1,761,613)	(4,341,114)

	(3,422,121)	(7,292,932)

Net increase (decrease) in shares outstanding:
Initial Class	(1,193,843)	(572,991)
Service Class	(685,432)	13,858

	(1,879,275)	(559,133)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$7.94		$7.85	$7.22		$8.05	$8.20	$8.19

Investment operations:
Net investment income (loss) (A)	0.23		0.47	0.46	(B)	0.46	0.46	0.50
Net realized and unrealized gain (loss)	(0.22)		0.11	0.63		(0.78)	(0.13)	0.02

Total investment operations	0.01		0.58	1.09		(0.32)	0.33	0.52

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	(0.46)		(0.51)	(0.48)	(0.51)

Net asset value, end of period/year	$7.95		$7.94	$7.85		$7.22	$8.05	$8.20

Total return (C)	0.13	%(D)	7.44%	15.34%		(4.22)%	3.98%	6.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,069		$118,416	$121,553		$109,369	$137,025	$157,929
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.64%	0.66%		0.64%	0.67%	0.72%
Including waiver and/or reimbursement and recapture	0.64	%(E)	0.64%	0.64	%(B)	0.64%	0.67%	0.72%
Net investment income (loss) to average net assets	5.88	%(E)	5.84%	6.08	%(B)	5.80%	5.55%	5.98%
Portfolio turnover rate	19	%(D)	39%	46%		56%	50%	56%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$8.06		$7.96	$7.32		$8.14	$8.30	$8.29

Investment operations:
Net investment income (loss) (A)	0.22		0.46	0.45	(B)	0.45	0.45	0.48
Net realized and unrealized gain (loss)	(0.22)		0.11	0.64		(0.78)	(0.14)	0.02

Total investment operations	—		0.57	1.09		(0.33)	0.31	0.50

Dividends and/or distributions to shareholders:
Net investment income	—		(0.47)	(0.45)		(0.49)	(0.47)	(0.49)

Net asset value, end of period/year	$8.06		$8.06	$7.96		$7.32	$8.14	$8.30

Total return (C)	0.00	%(D)	7.21%	15.00%		(4.30)%	3.60%	6.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$164,481		$170,000	$167,808		$147,295	$143,882	$160,741
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(E)	0.89%	0.91%		0.89%	0.92%	0.97%
Including waiver and/or reimbursement and recapture	0.89	%(E)	0.89%	0.89	%(B)	0.89%	0.92%	0.97%
Net investment income (loss) to average net assets	5.63	%(E)	5.59%	5.82	%(B)	5.56%	5.29%	5.72%
Portfolio turnover rate	19	%(D)	39%	46%		56%	50%	56%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. INVESTMENT AND SECURITY VALUATIONS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2018. Open secured loan participations and assignments at June 30, 2018, if any, are included within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation or depreciation on investments to interest receivable within the Statement of Assets and Liabilities.

PIKs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. INVESTMENT AND SECURITY VALUATIONS (continued)

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$29,601,488	$—	$—	$—	$29,601,488
Total Borrowings	$29,601,488	$—	$—	$—	$29,601,488

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1.25 billion	0.580%
Over $1.25 billion to $2 billion	0.555
Over $2 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.80%	May 1, 2019
Service Class	1.05	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 51,793,320	$ —	$ 57,985,068	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 303,309,776	$ 4,939,790	$ (9,972,244)	$ (5,032,454)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on November 20, 2009 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$987.00	$3.10	$1,021.70	$3.16	0.63%
Service Class	1,000.00	986.40	4.33	1,020.40	4.41	0.88

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.16
Duration †	5.93

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	77.0%
AAA	14.0
AA	6.2
A	4.9
BBB	2.2
Not Rated	3.0
Net Other Assets (Liabilities) ^	(7.3)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.6%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.79% (A), 07/25/2036	$ 4,039,324	$ 4,051,041
Edsouth Indenture No. 3 LLC Series 2012-2, Class A, 1-Month LIBOR + 0.73%, 2.82% (A), 04/25/2039 (B)	2,434,012	2,440,486
Navient Student Loan Trust Series 2017-1A, Class A2, 1-Month LIBOR + 0.75%, 2.84% (A), 07/26/2066 (B)	5,000,000	5,031,454
SBA Small Business Investment Cos. Series 2012-10B, Class 1, 2.25%, 09/10/2022	3,356,954	3,276,990
SLM Student Loan Trust
Series 2005-10, Class B,
3-Month LIBOR + 0.27%, 2.63% (A), 10/26/2026	6,010,000	5,682,456
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 2.53% (A), 01/25/2041	5,000,000	4,882,305
South Carolina Student Loan Corp. Series 2010-1, Class A2, 3-Month LIBOR + 1.00%, 3.36% (A), 07/25/2025	2,917,500	2,929,024

Total Asset-Backed Securities (Cost $28,396,429)		28,293,756

CORPORATE DEBT SECURITIES - 5.7%
Automobiles - 0.1%
General Motors Co. 3.50%, 10/02/2018	347,000	347,657

Banks - 2.3%
Bank of America Corp. Fixed until 12/20/2027, 3.42% (A), 12/20/2028	6,308,000	5,940,081
Barclays Bank PLC 10.18%, 06/12/2021 (B)	304,000	350,767
Cooperatieve Rabobank UA Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (C)	295,000	316,019
ING Bank NV 5.80%, 09/25/2023 (B)	316,000	334,844

		6,941,711

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	263,000	260,801
Constellation Brands, Inc. 4.25%, 05/01/2023	210,000	214,099

		474,900

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	316,000	316,772

Capital Markets - 0.7%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	1,645,000	1,646,150

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley 3.75%, 02/25/2023, MTN	$ 316,000	$ 316,358

		1,962,508

Consumer Finance - 0.3%
Discover Financial Services 3.85%, 11/21/2022	485,000	482,922
Ford Motor Credit Co. LLC 4.25%, 09/20/2022	298,000	300,402

		783,324

Diversified Financial Services - 1.1%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	201,183
7.13%, 10/15/2020 (B)	1,403,000	1,513,109
Portmarnock Leasing LLC 1.74%, 10/22/2024	1,700,485	1,632,124

		3,346,416

Diversified Telecommunication Services - 0.1%
AT&T, Inc. 2.45%, 06/30/2020	422,000	415,618

Electrical Equipment - 0.1%
Siemens Financieringsmaatschappij NV 2.15%, 05/27/2020 (B)	263,000	258,627

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	263,000	261,327

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.40%, 11/30/2023	263,000	259,482

Industrial Conglomerates - 0.1%
General Electric Co. 4.65%, 10/17/2021, MTN	263,000	273,549

Insurance - 0.3%
Fidelity National Financial, Inc. 5.50%, 09/01/2022	369,000	392,654
Prudential Financial, Inc. Fixed until 05/15/2025, 5.38% (A), 05/15/2045	477,000	474,615

		867,269

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 4.74%, 03/11/2021	263,000	273,767

Total Corporate Debt Securities (Cost $17,059,107)		16,782,927

MORTGAGE-BACKED SECURITIES - 9.2%
BCAP LLC Trust Series 2009-RR6, Class 2A1, 3.66% (A), 08/26/2035 (B)	219,810	219,731
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,560,000	2,492,869
Series 2013-CR9, Class A4,
4.38% (A), 07/10/2045	3,000,000	3,124,054
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,034,916

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	$ 5,000,000	$ 4,973,825
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 01/10/2047	3,000,000	3,088,883
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A5, 3.66%, 07/15/2045	4,535,000	4,589,269
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class A4, 4.30% (A), 08/15/2046	3,500,000	3,624,722

Total Mortgage-Backed Securities (Cost $27,294,216)		27,148,269

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.9%
Texas - 1.3%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 1, 1-Month LIBOR + 1.00%, 2.98% (A), 12/01/2034	3,767,271	3,811,650

Vermont - 0.6%
Vermont Student Assistance Corp., Certificate of Obligation, 1-Month LIBOR + 0.70%, 2.80% (A), 07/28/2034	1,910,947	1,917,559

Total Municipal Government Obligations (Cost $5,668,725)		5,729,209

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.0%
Federal Home Loan Banks 1-Month LIBOR - 0.13%, 1.96% (A), 03/01/2019	20,000,000	20,000,000
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,006,087
3.11%, 02/25/2023	10,000,000	10,043,291
3.31%, 09/25/2025	15,000,000	15,047,878
3.53%, 06/25/2020	5,500,000	5,560,249
3.97% (A), 01/25/2021	2,945,000	3,011,481
4.08% (A), 11/25/2020	3,690,000	3,779,718
4.22%, 03/25/2020	1,982,626	2,022,326
Federal Home Loan Mortgage Corp. REMIC 4.00%, 02/15/2029	248,230	249,374
Federal National Mortgage Association
1.88%, 12/28/2020 (D)	4,000,000	3,926,160
3.50%, TBA (E)	19,000,000	18,910,624
Government National Mortgage Association
4.58% (A), 10/20/2061	3,269,573	3,292,155
4.60% (A), 06/20/2062	5,864,778	5,944,606
4.62% (A), 09/20/2061	2,937,150	2,960,866
4.65% (A), 10/20/2061	2,829,219	2,845,762
4.69% (A), 12/20/2061	1,954,215	1,970,922

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.74% (A), 07/20/2061	$ 3,308,973	$ 3,334,569
4.76% (A), 08/20/2061	4,334,973	4,375,237
Overseas Private Investment Corp. 5.14%, 12/15/2023	10,687	11,167
Tennessee Valley Authority Series A, 2.88%, 02/01/2027	6,000,000	5,850,798

Total U.S. Government Agency Obligations (Cost $121,360,870)		118,143,270

U.S. GOVERNMENT OBLIGATIONS - 37.0%
U.S. Treasury - 37.0%
U.S. Treasury Bond
2.50%, 02/15/2046	5,967,000	5,425,075
2.75%, 11/15/2047	5,400,000	5,152,781
2.88%, 11/15/2046	5,350,000	5,238,193
3.00%, 11/15/2045	2,250,000	2,257,910
3.00%, 02/15/2048 (D)	2,000,000	2,006,719
3.50%, 02/15/2039	1,414,500	1,541,032
4.38%, 05/15/2040	15,881,700	19,541,936
U.S. Treasury Note
0.75%, 08/15/2019	4,000,000	3,926,875
1.13%, 02/28/2021	28,000,000	26,940,156
1.25%, 03/31/2021	4,362,000	4,205,581
1.38%, 01/31/2021	1,700,000	1,648,137
2.00%, 01/31/2020	12,000,000	11,909,531
2.38%, 01/31/2023	9,825,000	9,678,393
2.50%, 01/31/2025	8,500,000	8,344,942
2.75%, 04/30/2023 - 02/15/2028	1,650,000	1,642,080

Total U.S. Government Obligations (Cost $111,690,823)		109,459,341

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	4,054,300	4,054,300

Total Securities Lending Collateral (Cost $4,054,300)		4,054,300

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.90% (F), dated 06/29/2018, to be repurchased at $7,435,794 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $7,585,717.	$ 7,435,236	7,435,236

Total Repurchase Agreement (Cost $7,435,236)		7,435,236

Total Investments (Cost $322,959,706)		317,046,308
Net Other Assets (Liabilities) - (7.3)%		(21,451,603)

Net Assets - 100.0%		$ 295,594,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	98	09/28/2018	$20,743,248	$20,759,156	$15,908	$—
5-Year U.S. Treasury Note	Long	123	09/28/2018	13,897,420	13,974,914	77,494	—
10-Year U.S. Treasury Bond	Long	40	09/19/2018	5,068,201	5,129,375	61,174	—
10-Year U.S. Treasury Note	Long	40	09/19/2018	4,749,069	4,807,500	58,431	—
U.S. Treasury Bond	Long	32	09/19/2018	4,917,058	5,106,000	188,942	—

Total						$401,949	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$28,293,756	$—	$28,293,756
Corporate Debt Securities	—	16,782,927	—	16,782,927
Mortgage-Backed Securities	—	27,148,269	—	27,148,269
Municipal Government Obligations	—	5,729,209	—	5,729,209
U.S. Government Agency Obligations	—	118,143,270	—	118,143,270
U.S. Government Obligations	—	109,459,341	—	109,459,341
Securities Lending Collateral	4,054,300	—	—	4,054,300
Repurchase Agreement	—	7,435,236	—	7,435,236

Total Investments	$4,054,300	$312,992,008	$—	$317,046,308

Other Financial Instruments
Futures Contracts (H)	$401,949	$—	$—	$401,949

Total Other Financial Instruments	$401,949	$—	$—	$401,949

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $20,674,961, representing 7.0% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,972,444. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at June 30, 2018.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $315,524,470) (including securities loaned of $3,972,444)	$309,611,072
Repurchase agreement, at value (cost $7,435,236)	7,435,236
Cash collateral pledged at broker:
Futures contracts	500,000
Receivables and other assets:
Shares of beneficial interest sold	5,697
Interest	1,320,816
Net income from securities lending	362
Prepaid expenses	686

Total assets	318,873,869

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	153,327
When-issued, delayed-delivery, forward and TBA commitments purchased	18,805,085
Investment management fees	135,701
Distribution and service fees	43,526
Transfer agent costs	1,029
Trustees, CCO and deferred compensation fees	1,445
Audit and tax fees	15,320
Custody fees	5,545
Legal fees	8,945
Printing and shareholder reports fees	36,506
Variation margin payable on futures contracts	7,961
Other	10,474
Collateral for securities on loan	4,054,300

Total liabilities	23,279,164

Net assets	$295,594,705

Net assets consist of:
Capital stock ($0.01 par value)	$272,809
Additional paid-in capital	293,852,204
Undistributed (distributions in excess of) net investment income (loss)	9,857,088
Accumulated net realized gain (loss)	(2,875,947)
Net unrealized appreciation (depreciation) on:
Investments	(5,913,398)
Futures contracts	401,949

Net assets	$295,594,705

Net assets by class:
Initial Class	$75,704,143
Service Class	219,890,562

Shares outstanding:
Initial Class	7,135,491
Service Class	20,145,448

Net asset value and offering price per share:
Initial Class	$10.61
Service Class	10.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$3,409,469
Net income (loss) from securities lending	18,570

Total investment income	3,428,039

Expenses:
Investment management fees	862,464
Distribution and service fees:
Service Class	275,776
Transfer agent costs	2,321
Trustees, CCO and deferred compensation fees	4,994
Audit and tax fees	14,469
Custody fees	19,195
Legal fees	12,632
Printing and shareholder reports fees	19,483
Other	8,709

Total expenses before waiver and/or reimbursement and recapture	1,220,043

Expenses waived and/or reimbursed:
Initial Class	(8,061)
Service Class	(10,136)
Recapture of previously waived and/or reimbursed fees:
Initial Class	6,142
Service Class	4,633

Net expenses	1,212,621

Net investment income (loss)	2,215,418

Net realized gain (loss) on:
Investments	(90,431)
Futures contracts	(1,151,052)

Net realized gain (loss)	(1,241,483)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,739,772)
Futures contracts	378,293

Net change in unrealized appreciation (depreciation)	(5,361,479)

Net realized and change in unrealized gain (loss)	(6,602,962)

Net increase (decrease) in net assets resulting from operations	$(4,387,544)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,215,418	$6,488,225
Net realized gain (loss)	(1,241,483)	(640,074)
Net change in unrealized appreciation (depreciation)	(5,361,479)	5,873,281

Net increase (decrease) in net assets resulting from operations	(4,387,544)	11,721,432

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(3,220,169)
Service Class	—	(9,669,073)

Total dividends and/or distributions from net investment income	—	(12,889,242)

Net realized gains:
Initial Class	—	(6,734,725)
Service Class	—	(23,203,281)

Total dividends and/or distributions from net realized gains	—	(29,938,006)

Total dividends and/or distributions to shareholders	—	(42,827,248)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,543,692	8,878,913
Service Class	31,824,567	13,171,652

	36,368,259	22,050,565

Dividends and/or distributions reinvested:
Initial Class	—	9,954,894
Service Class	—	32,872,354

	—	42,827,248

Cost of shares redeemed:
Initial Class	(12,184,418)	(20,306,339)
Service Class	(51,346,956)	(273,623,509)

	(63,531,374)	(293,929,848)

Net increase (decrease) in net assets resulting from capital share transactions	(27,163,115)	(229,052,035)

Net increase (decrease) in net assets	(31,550,659)	(260,157,851)

Net assets:
Beginning of period/year	327,145,364	587,303,215

End of period/year	$295,594,705	$327,145,364

Undistributed (distributions in excess of) net investment income (loss)	$9,857,088	$7,641,670

Capital share transactions - shares:
Shares issued:
Initial Class	430,333	769,942
Service Class	2,923,258	1,136,409

	3,353,591	1,906,351

Shares reinvested:
Initial Class	—	924,317
Service Class	—	2,961,473

	—	3,885,790

Shares redeemed:
Initial Class	(1,150,014)	(1,762,428)
Service Class	(4,693,277)	(22,993,385)

	(5,843,291)	(24,755,813)

Net increase (decrease) in shares outstanding:
Initial Class	(719,681)	(68,169)
Service Class	(1,770,019)	(18,895,503)

	(2,489,700)	(18,963,672)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.75		$11.81	$11.85		$12.16	$12.33	$13.23

Investment operations:
Net investment income (loss) (A)	0.09		0.19	0.13	(B)	0.18	0.23	0.23
Net realized and unrealized gain (loss)	(0.23)		0.13	(0.09	)(C)	(0.17)	0.34	(0.53)

Total investment operations	(0.14)		0.32	0.04		0.01	0.57	(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.45)	(0.08)		(0.26)	(0.52)	(0.31)
Net realized gains	—		(0.93)	—		(0.06)	(0.22)	(0.29)

Total dividends and/or distributions to shareholders	—		(1.38)	(0.08)		(0.32)	(0.74)	(0.60)

Net asset value, end of period/year	$10.61		$10.75	$11.81		$11.85	$12.16	$12.33

Total return (D)	(1.30	)%(E)	2.66%	0.30%		0.10%	4.66%	(2.23)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$75,704		$84,450	$93,570		$870,390	$111,203	$314,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(F)	0.62%	0.61%		0.61%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.63	%(F)	0.62%	0.61	%(B)	0.61%	0.62%	0.62%
Net investment income (loss) to average net assets	1.67	%(F)	1.69%	1.07	%(B)	1.52%	1.81%	1.75%
Portfolio turnover rate	38%		18%	77%		171%	74%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.07		$12.10	$12.14		$12.45	$12.58	$13.47

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.11	(B)	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.23)		0.12	(0.09	)(C)	(0.19)	0.35	(0.54)

Total investment operations	(0.15)		0.29	0.02		(0.02)	0.55	(0.34)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.39)	(0.06)		(0.23)	(0.46)	(0.26)
Net realized gains	—		(0.93)	—		(0.06)	(0.22)	(0.29)

Total dividends and/or distributions to shareholders	—		(1.32)	(0.06)		(0.29)	(0.68)	(0.55)

Net asset value, end of period/year	$10.92		$11.07	$12.10		$12.14	$12.45	$12.58

Total return (D)	(1.36	)%(E)	2.36%	0.14%		(0.18)%	4.42%	(2.49)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$219,891		$242,695	$493,733		$458,000	$276,838	$287,781
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(F)	0.87%	0.86%		0.86%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.85	%(B)	0.86%	0.87%	0.87%
Net investment income (loss) to average net assets	1.43	%(F)	1.43%	0.90	%(B)	1.37%	1.58%	1.48%
Portfolio turnover rate	38%		18%	77%		171%	74%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$2,014,970	$—	$—	$—	$2,014,970
U.S. Government Obligations	2,039,330	—	—	—	2,039,330
Total Securities Lending Transactions	$4,054,300	$—	$—	$—	$4,054,300
Total Borrowings	$4,054,300	$—	$—	$—	$4,054,300

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$401,949	$—	$—	$—	$—	$401,949
Total	$401,949	$—	$—	$—	$—	$401,949

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,151,052)	$—	$—	$—	$—	$(1,151,052)
Total	$(1,151,052)	$—	$—	$—	$—	$(1,151,052)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$378,293	$—	$—	$—	$—	$378,293
Total	$378,293	$—	$—	$—	$—	$378,293

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
38,071,429	(300,000)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.58% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2019
Service Class	0.88	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2017	2018	Total
Initial Class	$—	$1,919	$1,919
Service Class	—	5,503	5,503

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 21,997,224	$ 83,159,102	$ 38,229,450	$ 98,972,484

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 322,959,706	$ 1,197,808	$ (6,709,257)	$ (5,511,449)

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 10-year periods and below its benchmark for the past 3- and 5-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$993.10	$4.10	$1,020.70	$4.16	0.83%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	95.0%
Repurchase Agreement	5.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
U.S. Mixed Allocation Fund - 95.0%
American Funds Insurance Series - Asset Allocation Fund	31,923,221	$ 730,403,304

Total Investment Company (Cost $700,267,723)		730,403,304

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 0.90% (A), dated 06/29/2018, to be repurchased at $39,267,853 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $40,053,506.	$ 39,264,909	39,264,909

Total Repurchase Agreement (Cost $39,264,909)		39,264,909

Total Investments (Cost $739,532,632)		769,668,213
Net Other Assets (Liabilities) - (0.1)%		(840,608)

Net Assets - 100.0%		$ 768,827,605

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$730,403,304	$—	$—	$730,403,304
Repurchase Agreement	—	39,264,909	—	39,264,909

Total Investments	$730,403,304	$39,264,909	$—	$769,668,213

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2018.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $700,267,723)	$730,403,304
Repurchase agreement, at value (cost $39,264,909)	39,264,909
Cash collateral pledged at broker:
Futures contracts	73
Receivables and other assets:
Shares of beneficial interest sold	388,643
Interest	1,963
Prepaid expenses	2,579

Total assets	770,061,471

Liabilities:
Payables and other liabilities:
Investments purchased	643,603
Investment management fees	322,940
Distribution and service fees	152,330
Transfer agent costs	1,072
Trustees, CCO and deferred compensation fees	1,812
Audit and tax fees	13,284
Custody fees	12,581
Legal fees	6,529
Printing and shareholder reports fees	73,342
Other	6,373

Total liabilities	1,233,866

Net assets	$768,827,605

Net assets consist of:
Capital stock ($0.01 par value)	$667,943
Additional paid-in capital	685,263,597
Undistributed (distributions in excess of) net investment income (loss)	8,855,618
Accumulated net realized gain (loss)	43,904,866
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	30,135,581

Net assets	$768,827,605

Shares outstanding	66,794,333

Net asset value and offering price per share	$11.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,155,875
Interest income from unaffiliated investments	125,562

Total investment income	5,281,437

Expenses:
Investment management fees	1,918,716
Distribution and service fees	905,055
Transfer agent costs	4,915
Trustees, CCO and deferred compensation fees	11,007
Audit and tax fees	13,329
Custody fees	62,718
Legal fees	21,908
Printing and shareholder reports fees	73,024
Other	8,114

Total expenses	3,018,786

Net investment income (loss)	2,262,651

Net realized gain (loss) on:
Distributions received from unaffiliated investments	28,491,251
Futures contracts	(10,033,162)

Net realized gain (loss)	18,458,089

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(25,900,043)

Net realized and change in unrealized gain (loss)	(7,441,954)

Net increase (decrease) in net assets resulting from operations	$(5,179,303)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,262,651	$6,643,769
Net realized gain (loss)	18,458,089	25,499,076
Net change in unrealized appreciation (depreciation)	(25,900,043)	45,952,700

Net increase (decrease) in net assets resulting from operations	(5,179,303)	78,095,545

Dividends and/or distributions to shareholders:
Net investment income	—	(3,768,887)
Net realized gains	—	(530,180)

Total dividends and/or distributions to shareholders	—	(4,299,067)

Capital share transactions:
Proceeds from shares sold	80,014,597	245,972,390
Dividends and/or distributions reinvested	—	4,299,067
Cost of shares redeemed	(9,405,432)	(9,934,086)

Net increase (decrease) in net assets resulting from capital share transactions	70,609,165	240,337,371

Net increase (decrease) in net assets	65,429,862	314,133,849

Net assets:
Beginning of period/year	703,397,743	389,263,894

End of period/year	$768,827,605	$703,397,743

Undistributed (distributions in excess of) net investment income (loss)	$8,855,618	$6,592,967

Capital share transactions - shares:
Shares issued	6,914,667	22,938,946
Shares reinvested	—	391,180
Shares redeemed	(810,359)	(888,309)

Net increase (decrease) in shares outstanding	6,104,308	22,441,817

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015 (A)
Net asset value, beginning of period/year	$11.59		$10.18	$9.62		$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04		0.12	0.15	(D)	0.26
Net realized and unrealized gain (loss)	(0.12)		1.37	0.47		(0.64)

Total investment operations	(0.08)		1.49	0.62		(0.38)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.06)		—
Net realized gains	—		(0.01)	—		—

Total dividends and/or distributions to shareholders	—		(0.08)	(0.06)		—

Net asset value, end of period/year	$11.51		$11.59	$10.18		$9.62

Total return (E)	(0.69	)%(F)	14.62%	6.41%		(3.80	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$768,828		$703,398	$389,264		$129,378
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.83	%(H)	0.82%	0.82%		0.86	%(H)
Including waiver and/or reimbursement and recapture	0.83	%(H)	0.82%	0.82	%(D)	0.85	%(H)
Net investment income (loss) to average net assets (C)	0.63	%(H)	1.11%	1.56	%(D)	4.10	%(H)
Portfolio turnover rate (I)	—	%(F)	—%	—%		—	%(F)

(A)	Commenced operations on May 1, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”).

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$69,040	$(10,102,202)	$—	$—	$(10,033,162)
Total	$—	$69,040	$(10,102,202)	$—	$—	$(10,033,162)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
2,264	(1,075,263)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2018, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series – Asset Allocation Fund	94.85%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 53,323,680	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 739,532,632	$ 30,135,581	$ —	$ 30,135,581

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 972.30	$ 3.47	$ 1,021.30	$ 3.56	0.71%
Service Class	1,000.00	971.50	4.69	1,020.00	4.81	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Repurchase Agreement	1.1
Securities Lending Collateral	0.0 *
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 4.8%
General Dynamics Corp.	90,100	$ 16,795,541
United Technologies Corp.	204,164	25,526,625

		42,322,166

Airlines - 1.8%
Southwest Airlines Co.	320,500	16,307,040

Auto Components - 0.9%
Adient PLC (A)	160,665	7,903,111

Banks - 12.8%
Bank of America Corp.	1,202,498	33,898,419
JPMorgan Chase & Co.	288,749	30,087,646
US Bancorp	335,327	16,773,056
Wells Fargo & Co.	581,400	32,232,816

		112,991,937

Building Products - 2.6%
Johnson Controls International PLC	688,852	23,042,099

Capital Markets - 3.3%
State Street Corp.	315,800	29,397,822

Chemicals - 5.2%
DowDuPont, Inc.	487,021	32,104,425
Praxair, Inc.	87,074	13,770,753

		45,875,178

Consumer Finance - 3.8%
American Express Co.	346,500	33,957,000

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	605,442	19,440,743
Verizon Communications, Inc.	602,000	30,286,620

		49,727,363

Electric Utilities - 4.8%
Entergy Corp.	316,200	25,545,798
Exelon Corp.	394,527	16,806,850

		42,352,648

Energy Equipment & Services - 0.9%
Schlumberger, Ltd.	122,405	8,204,807

Equity Real Estate Investment Trusts - 1.8%
HCP, Inc.	604,556	15,609,636

Food & Staples Retailing - 3.4%
Walmart, Inc.	352,400	30,183,060

Food Products - 1.1%
Tyson Foods, Inc., Class A	147,200	10,134,720

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	209,600	10,234,768
CVS Health Corp.	204,926	13,186,988

		23,421,756

Household Durables - 0.9%
Whirlpool Corp.	51,700	7,560,091

Industrial Conglomerates - 1.9%
General Electric Co.	1,221,800	16,628,698

	Shares	Value
COMMON STOCKS (continued)
Insurance - 5.0%
Loews Corp.	373,700	$ 18,042,236
XL Group, Ltd.	463,800	25,949,610

		43,991,846

Machinery - 2.6%
Stanley Black & Decker, Inc.	169,931	22,568,536

Multiline Retail - 1.2%
Target Corp.	144,800	11,022,176

Oil, Gas & Consumable Fuels - 15.7%
BP PLC, ADR	801,248	36,584,984
Chevron Corp.	160,500	20,292,015
ConocoPhillips	453,731	31,588,752
Occidental Petroleum Corp.	300,959	25,184,249
Phillips 66	226,879	25,480,781

		139,130,781

Pharmaceuticals - 11.8%
Johnson & Johnson	261,300	31,706,142
Merck & Co., Inc.	319,833	19,413,863
Pfizer, Inc.	1,140,300	41,370,084
Sanofi, ADR	309,300	12,375,093

		104,865,182

Tobacco - 4.8%
Altria Group, Inc.	339,700	19,291,563
Philip Morris International, Inc.	282,300	22,792,902

		42,084,465

Total Common Stocks (Cost $728,478,424)		879,282,118

SECURITIES LENDING COLLATERAL - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	105,324	105,324

Total Securities Lending Collateral (Cost $105,324)		105,324

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $10,181,168 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $10,384,968.	$ 10,180,404	10,180,404

Total Repurchase Agreement (Cost $10,180,404)		10,180,404

Total Investments (Cost $738,764,152)		889,567,846
Net Other Assets (Liabilities) - (0.4)%		(3,896,760)

Net Assets - 100.0%		$ 885,671,086

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$879,282,118	$—	$—	$879,282,118
Securities Lending Collateral	105,324	—	—	105,324
Repurchase Agreement	—	10,180,404	—	10,180,404

Total Investments	$879,387,442	$10,180,404	$—	$889,567,846

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $103,102. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $728,583,748) (including securities loaned of $103,102)	$879,387,442
Repurchase agreement, at value (cost $10,180,404)	10,180,404
Receivables and other assets:
Shares of beneficial interest sold	52,106
Investments sold	3,099,367
Interest	255
Dividends	1,770,899
Net income from securities lending	73
Prepaid expenses	3,244

Total assets	894,493,790

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	526,084
Investments purchased	7,542,814
Investment management fees	486,276
Distribution and service fees	53,522
Transfer agent costs	1,899
Trustees, CCO and deferred compensation fees	3,602
Audit and tax fees	16,213
Custody fees	5,175
Legal fees	13,024
Printing and shareholder reports fees	57,805
Other	10,966
Collateral for securities on loan	105,324

Total liabilities	8,822,704

Net assets	$885,671,086

Net assets consist of:
Capital stock ($0.01 par value)	$355,207
Additional paid-in capital	653,429,565
Undistributed (distributions in excess of) net investment income (loss)	28,138,678
Accumulated net realized gain (loss)	52,943,942
Net unrealized appreciation (depreciation) on:
Investments	150,803,694

Net assets	$885,671,086

Net assets by class:
Initial Class	$620,236,265
Service Class	265,434,821

Shares outstanding:
Initial Class	24,867,365
Service Class	10,653,346

Net asset value and offering price per share:
Initial Class	$24.94
Service Class	24.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$13,805,369
Interest income	36,445
Net income (loss) from securities lending	9,452
Withholding taxes on foreign income	(79,910)

Total investment income	13,771,356

Expenses:
Investment management fees	3,118,911
Distribution and service fees:
Service Class	342,768
Transfer agent costs	6,749
Trustees, CCO and deferred compensation fees	14,582
Audit and tax fees	15,982
Custody fees	36,632
Legal fees	27,164
Printing and shareholder reports fees	28,621
Other	12,687

Total expenses	3,604,096

Net investment income (loss)	10,167,260

Net realized gain (loss) on:
Investments	60,894,993

Net change in unrealized appreciation (depreciation) on:
Investments	(96,921,331)

Net realized and change in unrealized gain (loss)	(36,026,338)

Net increase (decrease) in net assets resulting from operations	$(25,859,078)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$10,167,260	$17,873,481
Net realized gain (loss)	60,894,993	24,793,314
Net change in unrealized appreciation (depreciation)	(96,921,331)	98,139,901

Net increase (decrease) in net assets resulting from operations	(25,859,078)	140,806,696

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(14,885,669)
Service Class	—	(5,938,158)

Total dividends and/or distributions from net investment income	—	(20,823,827)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,067,087	44,618,725
Service Class	6,570,557	20,954,906

	8,637,644	65,573,631

Dividends and/or distributions reinvested:
Initial Class	—	14,885,669
Service Class	—	5,938,158

	—	20,823,827

Cost of shares redeemed:
Initial Class	(46,035,920)	(115,331,637)
Service Class	(21,735,651)	(38,780,379)

	(67,771,571)	(154,112,016)

Net increase (decrease) in net assets resulting from capital share transactions	(59,133,927)	(67,714,558)

Net increase (decrease) in net assets	(84,993,005)	52,268,311

Net assets:
Beginning of period/year	970,664,091	918,395,780

End of period/year	$885,671,086	$970,664,091

Undistributed (distributions in excess of) net investment income (loss)	$28,138,678	$17,971,418

Capital share transactions - shares:
Shares issued:
Initial Class	81,363	1,893,960
Service Class	260,332	887,821

	341,695	2,781,781

Shares reinvested:
Initial Class	—	639,144
Service Class	—	254,638

	—	893,782

Shares redeemed:
Initial Class	(1,810,564)	(4,885,286)
Service Class	(856,413)	(1,618,880)

	(2,666,977)	(6,504,166)

Net increase (decrease) in shares outstanding:
Initial Class	(1,729,201)	(2,352,182)
Service Class	(596,081)	(476,421)

	(2,325,282)	(2,828,603)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$25.65		$22.58		$20.07		$21.24	$19.19	$15.08

Investment operations:
Net investment income (loss) (A)	0.29		0.49		0.51	(B)	0.43	0.36	0.29
Net realized and unrealized gain (loss)	(1.00)		3.16		2.46		(1.20)	1.96	4.23

Total investment operations	(0.71)		3.65		2.97		(0.77)	2.32	4.52

Dividends and/or distributions to shareholders:
Net investment income	—		(0.58)		(0.46)		(0.40)	(0.27)	(0.41)

Net asset value, end of period/year	$24.94		$25.65		$22.58		$20.07	$21.24	$19.19

Total return (C)	(2.77	)%(D)	16.43	%(E)	14.91%		(3.59)%	12.17%	30.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$620,236		$682,104		$653,533		$639,203	$787,329	$727,690
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(F)	0.71%		0.71%		0.71%	0.71%	0.76%
Including waiver and/or reimbursement and recapture	0.71	%(F)	0.71%		0.70	%(B)	0.71%	0.71%	0.76%
Net investment income (loss) to average net assets	2.29	%(F)	2.02%		2.45	%(B)	2.08%	1.80%	1.64%
Portfolio turnover rate	9	%(D)	11%		11%		9%	14%	100%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(F)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$25.65		$22.59		$20.09		$21.26	$19.22	$15.11

Investment operations:
Net investment income (loss) (A)	0.26		0.43		0.46	(B)	0.38	0.31	0.24
Net realized and unrealized gain (loss)	(0.99)		3.16		2.45		(1.20)	1.97	4.24

Total investment operations	(0.73)		3.59		2.91		(0.82)	2.28	4.48

Dividends and/or distributions to shareholders:
Net investment income	—		(0.53)		(0.41)		(0.35)	(0.24)	(0.37)

Net asset value, end of period/year	$24.92		$25.65		$22.59		$20.09	$21.26	$19.22

Total return (C)	(2.85	)%(D)	16.13	%(E)	14.59%		(3.83)%	11.94%	29.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$265,435		$288,560		$264,863		$209,780	$223,038	$150,270
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	0.96%		0.96%		0.96%	0.96%	1.01%
Including waiver and/or reimbursement and recapture	0.96	%(F)	0.96%		0.95	%(B)	0.96%	0.96%	1.01%
Net investment income (loss) to average net assets	2.04	%(F)	1.77%		2.21	%(B)	1.83%	1.54%	1.41%
Portfolio turnover rate	9	%(D)	11%		11%		9%	14%	100%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $3,213.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$105,324	$—	$—	$—	$105,324
Total Borrowings	$105,324	$—	$—	$—	$105,324

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $200 million	0.78%
Over $200 million up to $500 million	0.68
Over $500 million	0.63

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.85%	May 1, 2019
Service Class	1.10	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 78,179,983	$ —	$ 126,167,199	$ —

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 738,764,152	$ 181,032,694	$ (30,229,000)	$ 150,803,694

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Barrow, Hanley, Mewhinney & Strauss, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods, in line with the median for the past 3-year period and below the median for the past 10-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$ 1,000.00	$ 1,011.60	$ 2.79	$ 1,022.00	$ 2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	75.8%
International Equity Funds	24.7
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.5%
International Equity Funds - 24.7%
iShares Edge MSCI Min Vol EAFE ETF	174,781	$ 12,433,920
iShares Edge MSCI Min Vol Emerging Markets ETF	59,695	3,452,759

		15,886,679

U.S. Equity Funds - 75.8%
iShares Edge MSCI Min Vol USA ETF	200,225	10,643,961
iShares Edge MSCI USA Momentum Factor ETF	98,557	10,811,703
iShares Edge MSCI USA Quality Factor ETF	127,186	10,613,672
iShares Edge MSCI USA Size Factor ETF	74,186	6,227,930
iShares Edge MSCI USA Value Factor ETF	126,253	10,429,760

		48,727,026

Total Exchange-Traded Funds (Cost $56,951,922)		64,613,705

Total Investments (Cost $56,951,922)		64,613,705
Net Other Assets (Liabilities) - (0.5)%		(321,236)

Net Assets - 100.0%		$ 64,292,469

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,613,705	$—	$—	$64,613,705

Total Investments	$64,613,705	$—	$—	$64,613,705

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $56,951,922)	$64,613,705
Receivables and other assets:
Dividends	239,628
Prepaid expenses	242

Total assets	64,853,575

Liabilities:
Due to custodian	14,112
Payables and other liabilities:
Shares of beneficial interest redeemed	395,873
Investments purchased	114,123
Investment management fees	12,520
Distribution and service fees	13,036
Transfer agent costs	79
Trustees, CCO and deferred compensation fees	168
Audit and tax fees	8,600
Custody fees	1,347
Legal fees	555
Printing and shareholder reports fees	306
Other	387

Total liabilities	561,106

Net assets	$64,292,469

Net assets consist of:
Capital stock ($0.01 par value)	$48,990
Additional paid-in capital	54,200,795
Undistributed (distributions in excess of) net investment income (loss)	1,239,120
Accumulated net realized gain (loss)	1,141,781
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	7,661,783

Net assets	$64,292,469

Shares outstanding	4,899,013

Net asset value and offering price per share	$13.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$716,398

Total investment income	716,398

Expenses:
Investment management fees	95,298
Distribution and service fees	79,415
Transfer agent costs	422
Trustees, CCO and deferred compensation fees	971
Audit and tax fees	8,575
Custody fees	5,723
Legal fees	2,009
Printing and shareholder reports fees	682
Other	608

Total expenses before waiver and/or reimbursement and recapture	193,703

Expense waived and/or reimbursed	(16,469)
Recapture of previously waived and/or reimbursed fees	654

Net expenses	177,888

Net investment income (loss)	538,510

Net realized gain (loss) on:
Unaffiliated investments	517,856

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(269,771)

Net realized and change in unrealized gain (loss)	248,085

Net increase (decrease) in net assets resulting from operations	$786,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$538,510	$725,671
Net realized gain (loss)	517,856	646,306
Net change in unrealized appreciation (depreciation)	(269,771)	8,082,591

Net increase (decrease) in net assets resulting from operations	786,595	9,454,568

Dividends and/or distributions to shareholders:
Net investment income	—	(255,459)
Net realized gains	—	(47,245)

Total dividends and/or distributions to shareholders	—	(302,704)

Capital share transactions:
Proceeds from shares sold	6,318,298	34,604,061
Dividends and/or distributions reinvested	—	302,704
Cost of shares redeemed	(3,796,385)	(7,456,812)

Net increase (decrease) in net assets resulting from capital share transactions	2,521,913	27,449,953

Net increase (decrease) in net assets	3,308,508	36,601,817

Net assets:
Beginning of period/year	60,983,961	24,382,144

End of period/year	$64,292,469	$60,983,961

Undistributed (distributions in excess of) net investment income (loss)	$1,239,120	$700,610

Capital share transactions - shares:
Shares issued	486,758	3,011,689
Shares reinvested	—	25,675
Shares redeemed	(288,485)	(638,966)

Net increase (decrease) in shares outstanding	198,273	2,398,398

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$12.97		$10.59	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.11		0.19	0.35
Net realized and unrealized gain (loss)	0.04		2.26	0.24	(D)

Total investment operations	0.15		2.45	0.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	—
Net realized gains	—		(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.07)	—

Net asset value, end of period/year	$13.12		$12.97	$10.59

Total return (E)	1.16	%(F)	23.23%	5.90	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,292		$60,984	$24,382
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.61	%(H)	0.63%	1.18	%(H)
Including waiver and/or reimbursement and recapture	0.56	%(H)	0.56%	0.56	%(H)
Net investment income (loss) to average net assets (C)	1.70	%(H)	1.58%	4.31	%(H)
Portfolio turnover rate (I)	4	%(F)	16%	20	%(F)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Equity Smart Beta 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

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Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input

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Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rate:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2019

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2019. These amounts are not subject to recapture by TAM.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available			Total
2016 (A)	2017	2018
$ 29,894	$ 8,361	$ 587	$ 38,842

(A)	Commenced operations on March 21, 2016.

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Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 6,186,541	$ 2,736,759

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 56,951,922	$ 7,661,783	$ —	$ 7,661,783

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Equity Smart Beta 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Equity Smart Beta 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s

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MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and below the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

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Transamerica BlackRock Equity Smart Beta 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$976.70	$2.79	$1,022.00	$2.86	0.57%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	95.1%
Repurchase Agreement	5.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
International Mixed Allocation Fund - 95.1%
Transamerica Blackrock Global Allocation VP (A)	23,191,729	$ 216,146,915

Total Investment Company (Cost $214,326,381)		216,146,915

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $11,455,770 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $11,687,776.	$ 11,454,911	11,454,911

Total Repurchase Agreement (Cost $11,454,911)		11,454,911

Total Investments (Cost $225,781,292)		227,601,826
Net Other Assets (Liabilities) - (0.1)%		(196,162)

Net Assets - 100.0%		$ 227,405,664

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$216,146,915	$—	$—	$216,146,915
Repurchase Agreement	—	11,454,911	—	11,454,911

Total Investments	$216,146,915	$11,454,911	$—	$227,601,826

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(B)	Rate disclosed reflects the yield at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018 (unaudited)

Assets:
Affiliated investments, at value (cost $214,326,381)	$216,146,915
Repurchase agreement, at value (cost $11,454,911)	11,454,911
Cash collateral pledged at broker:
Futures contracts	26
Receivables and other assets:
Shares of beneficial interest sold	20,894
Interest	286
Prepaid expenses	722

Total assets	227,623,754

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	26,675
Affiliated investments purchased	85,882
Investment management fees	36,912
Distribution and service fees	44,728
Transfer agent costs	356
Trustees, CCO and deferred compensation fees	540
Audit and tax fees	9,705
Custody fees	3,847
Legal fees	1,964
Printing and shareholder reports fees	5,690
Variation margin payable on futures contracts	3
Other	1,788

Total liabilities	218,090

Net assets	$227,405,664

Net assets consist of:
Capital stock ($0.01 par value)	$235,627
Additional paid-in capital	230,014,274
Undistributed (distributions in excess of) net investment income (loss)	2,095,782
Accumulated net realized gain (loss)	(6,760,553)
Net unrealized appreciation (depreciation) on:
Affiliated investments	1,820,534

Net assets	$227,405,664

Shares outstanding	23,562,651

Net asset value and offering price per share	$9.65

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (unaudited)

Investment Income:
Interest income from repurchase agreement	$36,795

Total investment income	36,795

Expenses:
Investment management fees	299,074
Distribution and service fees	267,031
Transfer agent costs	1,455
Trustees, CCO and deferred compensation fees	3,247
Audit and tax fees	9,486
Custody fees	19,840
Legal fees	6,233
Printing and shareholder reports fees	3,761
Other	2,128

Total expenses before waiver and/or reimbursement and recapture	612,255

Expense waived and/or reimbursed	(15,202)
Recapture of previously waived and/or reimbursed fees	11,779

Net expenses	608,832

Net investment income (loss)	(572,037)

Net realized gain (loss) on:
Futures contracts	(1,744,869)
Foreign currency transactions	6

Net realized gain (loss)	(1,744,863)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(2,916,255)

Net realized and change in unrealized gain (loss)	(4,661,118)

Net increase (decrease) in net assets resulting from operations	$(5,233,155)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$(572,037)	$2,717,838
Net realized gain (loss)	(1,744,863)	1
Net change in unrealized appreciation (depreciation)	(2,916,255)	19,401,117

Net increase (decrease) in net assets resulting from operations	(5,233,155)	22,118,956

Dividends and/or distributions to shareholders:
Net investment income	—	(1,296,982)

Capital share transactions:
Proceeds from shares sold	27,985,172	31,984,501
Dividends and/or distributions reinvested	—	1,296,982
Cost of shares redeemed	(3,111,303)	(15,764,342)

Net increase (decrease) in net assets resulting from capital share transactions	24,873,869	17,517,141

Net increase (decrease) in net assets	19,640,714	38,339,115

Net assets:
Beginning of period/year	207,764,950	169,425,835

End of period/year	$227,405,664	$207,764,950

Undistributed (distributions in excess of) net investment income (loss)	$2,095,782	$2,667,819

Capital share transactions - shares:
Shares issued	2,851,555	3,417,306
Shares reinvested	—	136,668
Shares redeemed	(315,349)	(1,683,908)

Net increase (decrease) in shares outstanding	2,536,206	1,870,066

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$9.88		$8.84	$9.59		$9.93	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)		0.13	0.07	(D)	0.41	(0.01)
Net realized and unrealized gain (loss)	(0.20)		0.97	(0.03	)(E)	(0.75)	(0.06)

Total investment operations	(0.23)		1.10	0.04		(0.34)	(0.07)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.18)		—	—
Net realized gains	—		—	(0.61)		—	—

Total dividends and/or distributions to shareholders	—		(0.06)	(0.79)		—	—

Net asset value, end of period/year	$9.65		$9.88	$8.84		$9.59	$9.93

Total return (F)	(2.33	)%(G)	12.51%	0.37%		(3.42)%	(0.70	)%(G)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$227,406		$207,765	$169,426		$131,427	$9,811
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.57	%(I)	0.56%	0.59%		0.60%	2.31	%(I)
Including waiver and/or reimbursement and recapture	0.57	%(I)	0.57%	0.57	%(D)	0.57%	0.57	%(I)
Net investment income (loss) to average net assets (C)	(0.54	)%(I)	1.42%	0.79	%(D)	4.16%	(0.57	)%(I)
Portfolio turnover rate (J)	—	%(G)	—%	—%		—%	—	%(G)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(F)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Portfolio invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios, if any, are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios, if any, are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$48,332	$(1,769,176)	$—	$(24,025)	$(1,744,869)
Total	$—	$48,332	$(1,769,176)	$—	$(24,025)	$(1,744,869)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
—	(1,843,654)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2018, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	94.96%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.28%
Over $2 billion up to $4 billion	0.27
Over $4 billion up to $6 billion	0.25
Over $6 billion up to $8 billion	0.24
Over $8 billion up to $10 billion	0.23
Over $10 billion	0.22

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.57	May 1, 2019

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available				Total
2015	2016	2017	2018
$ —	$ 31,389	$ 6,762	$ 15,202	$ 53,353

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 21,026,602	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 225,781,292	$ 1,820,534	$ —	$ 1,820,534

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$967.40	$2.93	$1,021.80	$3.01	0.60%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	95.1%
Repurchase Agreement	3.5
Net Other Assets (Liabilities) ^	1.4
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
International Mixed Allocation Fund - 95.1%
Transamerica Blackrock Global Allocation VP (A)	21,656,259	$ 201,836,337

Total Investment Company (Cost $201,336,624)		201,836,337

Principal	Value
REPURCHASE AGREEMENT - 3.5%

Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $7,491,295 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $7,641,819.

$ 7,490,733	$ 7,490,733

Total Repurchase Agreement (Cost $7,490,733)	7,490,733

Total Investments (Cost $208,827,357)	209,327,070
Net Other Assets (Liabilities) - 1.4%	2,927,979

Net Assets - 100.0%	$ 212,255,049

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	74	09/17/2018	$11,006,118	$10,856,263	$—	$(149,855)
EURO STOXX 50® Index	Long	222	09/21/2018	8,959,891	8,791,222	—	(168,669)
FTSE 100 Index	Long	15	09/21/2018	1,506,703	1,504,812	—	(1,891)
GBP Currency	Long	24	09/17/2018	2,022,919	1,985,400	—	(37,519)
JPY Currency	Long	68	09/17/2018	7,752,886	7,707,375	—	(45,511)
MSCI Emerging Markets Index	Long	108	09/21/2018	6,102,471	5,741,820	—	(360,651)
Nikkei 225 Index	Long	37	09/13/2018	7,491,506	7,449,126	—	(42,380)
Russell 2000® Mini Index	Long	4	09/21/2018	335,053	329,500	—	(5,553)
S&P 500® E-Mini Index	Long	198	09/21/2018	27,482,548	26,943,840	—	(538,708)
S&P MidCap 400® E-Mini Index	Long	10	09/21/2018	1,994,807	1,956,100	—	(38,707)

Total						$—	$(1,389,444)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$201,836,337	$—	$—	$201,836,337
Repurchase Agreement	—	7,490,733	—	7,490,733

Total Investments	$201,836,337	$7,490,733	$—	$209,327,070

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(1,389,444)	$—	$—	$(1,389,444)

Total Other Financial Instruments	$(1,389,444)	$—	$—	$(1,389,444)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $201,336,624)	$201,836,337
Repurchase agreement, at value (cost $7,490,733)	7,490,733
Cash collateral pledged at broker:
Futures contracts	2,727,510
Receivables and other assets:
Interest	187
Variation margin receivable on futures contracts	328,335
Prepaid expenses	790

Total assets	212,383,892

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	23,952
Investment management fees	34,911
Distribution and service fees	42,699
Transfer agent costs	337
Trustees, CCO and deferred compensation fees	680
Audit and tax fees	9,692
Custody fees	5,778
Legal fees	1,975
Printing and shareholder reports fees	7,014
Other	1,805

Total liabilities	128,843

Net assets	$212,255,049

Net assets consist of:
Capital stock ($0.01 par value)	$216,635
Additional paid-in capital	212,574,188
Undistributed (distributions in excess of) net investment income (loss)	2,013,206
Accumulated net realized gain (loss)	(1,670,156)
Net unrealized appreciation (depreciation) on:
Affiliated investments	499,713
Futures contracts	(1,389,444)
Translation of assets and liabilities denominated in foreign currencies	10,907

Net assets	$212,255,049

Shares outstanding	21,663,454

Net asset value and offering price per share	$9.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income from repurchase agreement	$35,268

Total investment income	35,268

Expenses:
Investment management fees	324,937
Distribution and service fees	270,781
Transfer agent costs	1,516
Trustees, CCO and deferred compensation fees	3,366
Audit and tax fees	9,521
Custody fees	27,095
Legal fees	6,474
Printing and shareholder reports fees	4,637
Other	2,177

Total expenses before waiver and/or reimbursement and recapture	650,504

Expense waived and/or reimbursed	(18,875)
Recapture of previously waived and/or reimbursed fees	18,248

Net expenses	649,877

Net investment income (loss)	(614,609)

Net realized gain (loss) on:
Unaffiliated investments	(260,993)
Futures contracts	(1,735,668)
Foreign currency transactions	7,334

Net realized gain (loss)	(1,989,327)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(2,655,303)
Futures contracts	(2,151,341)
Translation of assets and liabilities denominated in foreign currencies	89,238

Net change in unrealized appreciation (depreciation)	(4,717,406)

Net realized and change in unrealized gain (loss)	(6,706,733)

Net increase (decrease) in net assets resulting from operations	$(7,321,342)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$(614,609)	$2,570,324
Net realized gain (loss)	(1,989,327)	7,514,468
Net change in unrealized appreciation (depreciation)	(4,717,406)	20,670,191

Net increase (decrease) in net assets resulting from operations	(7,321,342)	30,754,983

Dividends and/or distributions to shareholders:
Net investment income	—	(1,230,295)

Capital share transactions:
Proceeds from shares sold	8,885,222	30,316,217
Dividends and/or distributions reinvested	—	1,230,295
Cost of shares redeemed	(7,782,312)	(18,414,073)

Net increase (decrease) in net assets resulting from capital share transactions	1,102,910	13,132,439

Net increase (decrease) in net assets	(6,218,432)	42,657,127

Net assets:
Beginning of period/year	218,473,481	175,816,354

End of period/year	$212,255,049	$218,473,481

Undistributed (distributions in excess of) net investment income (loss)	$2,013,206	$2,627,815

Capital share transactions - shares:
Shares issued	873,946	3,156,322
Shares reinvested	—	129,233
Shares redeemed	(774,050)	(2,037,357)

Net increase (decrease) in shares outstanding	99,896	1,248,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$10.13		$8.65		$9.39		$9.89	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)		0.13		0.06	(D)	0.39	(0.01)
Net realized and unrealized gain (loss)	(0.30)		1.41		(0.08)		(0.89)	(0.10)

Total investment operations	(0.33)		1.54		(0.02)		(0.50)	(0.11)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		(0.19)		—	—
Net realized gains	—		—		(0.53)		—	—

Total dividends and/or distributions to shareholders	—		(0.06)		(0.72)		—	—

Net asset value, end of period/year	$9.80		$10.13		$8.65		$9.39	$9.89

Total return (E)	(3.26	)%(F)	17.87%		(0.19)%		(5.06)%	(1.10	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,255		$218,473		$175,816		$155,154	$10,960
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.60	%(H)	0.60%		0.63%		0.63%	2.31	%(H)
Including waiver and/or reimbursement and recapture	0.60	%(H)(I)	0.61	%(J)	0.61	%(D)	0.60%	0.60	%(H)
Net investment income (loss) to average net assets (C)	(0.57	)%(H)	1.36%		0.72	%(D)	4.01%	(0.60	)%(H)
Portfolio turnover rate (K)	2	%(F)	4%		2%		—%	—	%(F)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Includes interest fee on cash at broker transactions, representing 0.01% of average net assets.
(K)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(232,885)	$(1,156,559)	$—	$—	$(1,389,444)
Total	$—	$(232,885)	$(1,156,559)	$—	$—	$(1,389,444)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$337,265	$(2,072,933)	$—	$—	$(1,735,668)
Total	$—	$337,265	$(2,072,933)	$—	$—	$(1,735,668)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(544,534)	$(1,606,807)	$—	$—	$(2,151,341)
Total	$—	$(544,534)	$(1,606,807)	$—	$—	$(2,151,341)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
7,353,066	(3,426)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2018, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	95.09%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.30%
Over $2 billion up to $4 billion	0.29
Over $4 billion up to $6 billion	0.27
Over $6 billion up to $8 billion	0.26
Over $8 billion up to $10 billion	0.25
Over $10 billion	0.24

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2015	2016	2017	2018	Total
$ —	$ 18,529	$ 8,539	$ 18,875	$ 45,943

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 3,494,165	$ 4,318,029

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 208,827,357	$ 499,713	$ (1,389,444)	$ (889,731)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$986.20	$3.89	$1,020.90	$3.96	0.79%
Service Class	1,000.00	984.60	5.12	1,019.60	5.21	1.04

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	55.8%
U.S. Government Obligations	18.2
Short-Term U.S. Government Obligations	14.0
Foreign Government Obligations	5.8
Corporate Debt Securities	2.8
Exchange-Traded Funds	2.6
Short-Term Foreign Government Obligations	1.0
Securities Lending Collateral	0.7
Convertible Preferred Stocks	0.6
Preferred Stocks	0.5
Convertible Bonds	0.4
Repurchase Agreements	0.3
Master Limited Partnership	0.2
Over-the-Counter Options Purchased	0.2
Loan Assignments	0.1
Rights	0.0	*
Warrants	0.0	*
Exchange-Traded Options Purchased	0.0	*
Over-the-Counter Interest Rate Swaptions Purchased	0.0	*
Common Stocks Sold Short	(0.4)
Net Other Assets (Liabilities) ^	(2.8)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 55.8%
Australia - 0.0% (A)
AMP, Ltd.	4,839	$ 12,749
Newcrest Mining, Ltd.	154	2,484
Ramsay Health Care, Ltd.	195	7,790
South32, Ltd.	2,593	6,927
Stockland, REIT	4,033	11,849
Wesfarmers, Ltd.	1,308	47,780
Woolworths Group, Ltd.	1,646	37,177

		126,756

Belgium - 0.4%
Anheuser-Busch InBev SA	78,498	7,929,452

Brazil - 0.5%
Azul SA, ADR (B) (C)	337,623	5,523,512
Banco do Brasil SA (B)	2,148	15,878
Banco Santander Brasil SA	1,167	8,822
Hapvida Participacoes e Investimentos SA (B) (D)	138,569	1,068,652
JBS SA	9,034	21,678
Notre Dame Intermedica Participacoes SA (B)	330,921	1,844,261
Petroleo Brasileiro SA (B)	312	1,563
Suzano Papel e Celulose SA	373	4,328
Vale SA (B)	1,048	13,409

		8,502,103

Canada - 0.7%
Bank of Nova Scotia	317	17,950
Canadian Natural Resources, Ltd.	696	25,121
Enbridge, Inc.	81,849	2,926,180
Encana Corp.	541,660	7,068,663
Husky Energy, Inc. (C)	1,871	29,161
Imperial Oil, Ltd.	343	11,402
Manulife Financial Corp.	798	14,337
Royal Bank of Canada	951	71,608
Suncor Energy, Inc.	777	31,620
Teck Resources, Ltd., Class B	1,521	38,747
Toronto-Dominion Bank	309	17,884
TransCanada Corp. (C)	71,779	3,105,610

		13,358,283

Cayman Islands - 0.0% (A)
Country Garden Holdings Co., Ltd. (B)	1,149	1,473

China - 1.3%
Agile Group Holdings, Ltd.	4,000	6,811
Agricultural Bank of China, Ltd., H Shares	38,000	17,776
Alibaba Group Holding, Ltd., ADR (B)	57,464	10,661,296
Autohome, Inc., ADR	10	1,010
BAIC Motor Corp., Ltd., H Shares (D)	20,000	19,119
Bank of China, Ltd., Class H	34,000	16,858
Beijing Capital International Airport Co., Ltd., Class H	26,000	27,406
China Communications Services Corp., Ltd., H Shares	34,000	21,538
China Construction Bank Corp., Class H	39,000	36,039
China National Building Material Co., Ltd., H Shares	8,000	7,923
CNOOC, Ltd.	27,000	46,597
Country Garden Holdings Co., Ltd.	6,000	10,554
Dongfeng Motor Group Co., Ltd., Class H	20,000	21,158
Fosun International, Ltd.	5,500	10,347

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Co., Ltd., Class H	14,000	$ 13,687
Industrial & Commercial Bank of China, Ltd., Class H	37,000	27,683
Momo, Inc., ADR (B)	135	5,873
New Oriental Education & Technology Group, Inc., ADR	361	34,172
PICC Property & Casualty Co., Ltd., Class H	6,000	6,478
Ping An Healthcare and Technology (B) (D)	318,500	2,027,770
SINA Corp. (B)	451	38,195
Tencent Holdings, Ltd.	227,800	11,434,134
Want Want China Holdings, Ltd.	730,000	649,460
Yum China Holdings, Inc.	237	9,115
Zhejiang Expressway Co., Ltd., H Shares	24,000	21,413

		25,172,412

Czech Republic - 0.0% (A)
CEZ AS	35,563	843,023

Denmark - 0.0% (A)
Carlsberg A/S, Class B	114	13,430
Danske Bank A/S	766	23,983
Novo Nordisk A/S, Class B	54	2,505

		39,918

Finland - 0.0% (A)
Nokia OYJ	8,664	49,881

France - 2.2%
AXA SA	150,063	3,682,744
BNP Paribas SA	581	36,089
Cie de Saint-Gobain	1,212	54,166
Cie Generale des Etablissements Michelin SCA	143	17,418
Credit Agricole SA	942	12,579
Danone SA	175,732	12,902,171
Dassault Aviation SA	2,057	3,920,333
Eiffage SA	3,776	410,888
Engie SA	2,014	30,881
L’Oreal SA	8	1,976
Safran SA	100,535	12,215,967
Sanofi	551	44,173
Societe Generale SA (C)	580	24,461
Sodexo SA	69,903	6,989,394
TOTAL SA	227	13,840
TOTAL SA, ADR	3,069	185,859

		40,542,939

Germany - 1.5%
adidas AG	118	25,762
Allianz SE	102	21,086
BASF SE	212	20,279
Bayer AG	125,866	13,868,159
Deutsche Post AG	916	29,920
Evonik Industries AG	43	1,473
Fresenius Medical Care AG & Co. KGaA	243	24,512
Fresenius SE & Co. KGaA	174,809	14,044,966
GEA Group AG	21,700	732,109
Muenchener Rueckversicherungs-Gesellschaft AG	44	9,303
SAP SE	591	68,292
Siemens Healthineers AG (B) (D)	394	16,267

		28,862,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.8%
China Mobile, Ltd.	4,000	$ 35,536
China Resources Gas Group, Ltd.	2,000	8,667
China Resources Power Holdings Co., Ltd.	6,000	10,569
CITIC, Ltd.	5,000	7,049
CK Infrastructure Holdings, Ltd.	66,500	492,885
CLP Holdings, Ltd.	77,000	829,318
Galaxy Entertainment Group, Ltd.	4,000	30,973
Hang Lung Properties, Ltd.	253,000	521,762
HKT Trust & HKT, Ltd.	375,000	480,843
Hong Kong Exchanges & Clearing, Ltd.	500	15,040
I-CABLE Communications, Ltd. (B)	70,516	1,106
Jardine Matheson Holdings, Ltd.	14,300	902,330
Link REIT	87,500	799,094
Power Assets Holdings, Ltd.	61,000	426,462
Shimao Property Holdings, Ltd.	1,000	2,626
Sino Land Co., Ltd.	262,000	426,114
Sun Hung Kai Properties, Ltd.	547,000	8,254,920
Swire Pacific, Ltd., Class A	59,000	624,923
WH Group, Ltd. (D)	35,000	28,506
Wharf Holdings, Ltd.	108,000	346,895
Wharf Real Estate Investment Co., Ltd.	86,000	612,203

		14,857,821

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (B)	2,814,903	1,026,369

Ireland - 0.1%
Accenture PLC, Class A	2,402	392,943
Medtronic PLC	7,189	615,451

		1,008,394

Israel - 0.0% (A)
Check Point Software Technologies, Ltd. (B)	202	19,731

Italy - 0.9%
Atlantia SpA	116	3,430
Ei Towers SpA	56,134	3,103,948
Enel SpA	777,657	4,320,059
Eni SpA	1,142	21,213
Intesa Sanpaolo SpA	2,870	8,334
Luxottica Group SpA	82,264	5,308,712
RAI Way SpA (D)	392,001	1,835,693
Snam SpA	64,381	268,859
Telecom Italia SpA (B)	2,783,959	2,072,256
Telecom Italia SpA	148,581	97,098
UniCredit SpA	1,103	18,414

		17,058,016

Japan - 8.5%
Aisin Seiki Co., Ltd.	42,900	1,956,781
Ajinomoto Co., Inc.	246,300	4,662,826
Alfresa Holdings Corp.	19,300	454,107
Alpine Electronics, Inc. (C)	13,500	278,743
Asahi Glass Co., Ltd.	100	3,897
Asahi Kasei Corp.	239,000	3,039,444
Astellas Pharma, Inc.	512,400	7,816,859
Bridgestone Corp.	130,600	5,111,230
Canon Marketing Japan, Inc.	16,400	341,880
COMSYS Holdings Corp.	19,200	509,676
Daicel Corp.	71,800	795,076
Daikin Industries, Ltd.	25,200	3,020,404

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa House Industry Co., Ltd.	700	$ 23,874
Denso Corp.	101,000	4,937,109
DOWA Holdings Co., Ltd.	9,100	280,689
East Japan Railway Co.	103,500	9,923,249
Eisai Co., Ltd.	100	7,049
Exedy Corp.	11,300	350,079
Fujitsu, Ltd.	6,000	36,407
GS Yuasa Corp.	77,000	351,217
Hino Motors, Ltd.	34,100	364,362
Hitachi Chemical Co., Ltd.	24,900	502,655
Hitachi, Ltd.	8,000	56,476
Hoya Corp.	116,600	6,633,820
Inpex Corp.	800	8,306
Japan Airlines Co., Ltd.	236,800	8,401,304
Japan Aviation Electronics Industry, Ltd.	23,000	362,507
Japan Post Holdings Co., Ltd.	1,300	14,243
JFE Holdings, Inc.	700	13,252
Kajima Corp.	1,000	7,750
Kamigumi Co., Ltd.	17,400	361,940
Kansai Electric Power Co., Inc.	400	5,838
Kao Corp.	100	7,632
KDDI Corp.	25,700	703,579
Keyence Corp.	1,400	791,076
Kinden Corp.	58,300	953,105
Kintetsu Group Holdings Co., Ltd.	300	12,248
Kirin Holdings Co., Ltd.	400	10,705
Koito Manufacturing Co., Ltd.	40,300	2,664,463
Kuraray Co., Ltd.	24,400	336,308
Kyudenko Corp.	9,600	463,894
Mabuchi Motor Co., Ltd.	13,800	656,876
Maeda Road Construction Co., Ltd.	23,000	437,709
Medipal Holdings Corp.	22,100	444,735
Mitsubishi Chemical Holdings Corp.	1,400	11,727
Mitsubishi Electric Corp.	679,700	9,052,230
Mitsubishi Heavy Industries, Ltd.	100	3,641
Mitsubishi Tanabe Pharma Corp.	800	13,830
Mitsubishi UFJ Financial Group, Inc.	3,700	21,091
MS&AD Insurance Group Holdings, Inc.	500	15,553
Murata Manufacturing Co., Ltd.	71,300	11,991,203
Nichias Corp.	24,000	300,881
Nippo Corp.	23,000	419,636
Nippon Telegraph & Telephone Corp.	13,500	614,063
Nippon Television Holdings, Inc.	44,100	744,460
Nitto Denko Corp.	129,800	9,828,058
Nomura Holdings, Inc.	2,500	12,153
Okumura Corp.	21,300	695,475
Olympus Corp.	500	18,742
Oracle Corp.	400	32,697
Otsuka Holdings Co., Ltd.	7,700	373,055
Panasonic Corp.	1,400	18,885
Rakuten, Inc.	3,500	23,691
Resona Holdings, Inc.	4,800	25,692
Rohm Co., Ltd.	53,000	4,451,971
Seino Holdings Co., Ltd.	25,200	447,029
Seven & i Holdings Co., Ltd.	6,800	296,715
Shimamura Co., Ltd.	3,300	290,611
Shin-Etsu Chemical Co., Ltd.	87,500	7,802,804
Shionogi & Co., Ltd.	1,000	51,402

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sony Corp.	800	$ 40,927
Stanley Electric Co., Ltd.	11,400	389,216
Subaru Corp.	303,200	8,831,866
Sumitomo Chemical Co., Ltd.	1,000	5,672
Sumitomo Mitsui Financial Group, Inc.	100	3,889
Suzuken Co., Ltd.	9,800	415,138
Suzuki Motor Corp.	170,400	9,416,133
T&D Holdings, Inc.	100	1,503
Taisei Corp.	500	27,593
Takeda Pharmaceutical Co., Ltd. (C)	300	12,676
Toagosei Co., Ltd.	23,300	269,376
Toda Corp.	105,000	914,239
Toho Co., Ltd.	14,800	496,608
Tokio Marine Holdings, Inc.	67,900	3,184,796
Tokyo Gas Co., Ltd.	244,700	6,499,032
Tokyo Steel Manufacturing Co., Ltd.	66,700	592,809
Toray Industries, Inc.	257,500	2,032,742
Toshiba Corp. (B)	4,000	12,031
Toyota Industries Corp.	98,100	5,502,425
TV Asahi Holdings Corp.	32,100	705,408
Ube Industries, Ltd.	129,500	3,367,480
Unicharm Corp.	600	18,063
Yakult Honsha Co., Ltd.	100	6,684
Yamato Kogyo Co., Ltd.	13,500	407,872

		158,826,852

Luxembourg - 0.0% (A)
ArcelorMittal	163	4,780

Macau - 0.0% (A)
Sands China, Ltd.	1,200	6,416

Malaysia - 0.0% (A)
Malaysia Airports Holdings Bhd.	123,900	269,915

Mexico - 0.0% (A)
Cemex SAB de CV (B)	69,855	45,972
Grupo Financiero Banorte SAB de CV, Class O	2,075	12,201

		58,173

Netherlands - 2.4%
ABN AMRO Group NV, CVA (D)	167,417	4,344,223
ING Groep NV	510,965	7,356,178
Koninklijke Ahold Delhaize NV	546	13,074
Koninklijke DSM NV	216	21,723
Koninklijke Philips NV	386,989	16,461,396
Royal Dutch Shell PLC, Class A	273,264	9,500,134
Royal Dutch Shell PLC, Class A	801	27,792
Royal Dutch Shell PLC, Class A, ADR	111,296	7,705,022
Royal Dutch Shell PLC, Class B	1,942	69,546

		45,499,088

Norway - 0.0% (A)
DNB ASA	658	12,870

Poland - 0.0% (A)
LPP SA	2	4,531
PGE Polska Grupa Energetyczna SA (B)	9,945	24,798
Polski Koncern Naftowy Orlen SA	683	15,328

		44,657

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.1%
Jeronimo Martins SGPS SA	18,553	$ 268,011
NOS SGPS SA	251,157	1,376,755

		1,644,766

Republic of Korea - 0.8%
Coway Co., Ltd.	7,467	580,208
Doosan Bobcat, Inc. (B)	94,083	2,701,351
Hana Financial Group, Inc.	506	19,455
Hyundai Mobis Co., Ltd.	13	2,473
Industrial Bank of Korea	1,409	19,469
KT&G Corp.	41,783	4,011,468
LG Chem, Ltd.	2,760	825,895
LG Display Co., Ltd.	116	1,905
Lotte Chemical Corp.	24	7,494
POSCO	2,998	885,009
Samsung Electronics Co., Ltd.	103,911	4,349,438
Shinhan Financial Group Co., Ltd.	51	1,981
SK Hynix, Inc.	342	26,298
SK Innovation Co., Ltd.	70	12,687
SK Telecom Co., Ltd.	3,003	627,814
Woori Bank	724	10,589

		14,083,534

Republic of South Africa - 0.0% (A)
Kumba Iron Ore, Ltd.	90	1,934
MTN Group, Ltd.	758	5,962
Tiger Brands, Ltd. (C)	1,219	29,450

		37,346

Singapore - 0.2%
CapitaLand, Ltd.	1,376,200	3,191,774
ComfortDelGro Corp., Ltd.	310,200	535,024
Genting Singapore, Ltd.	53,200	47,636
Singapore Telecommunications, Ltd.	309,000	698,510

		4,472,944

Spain - 0.3%
Aena SME SA (D)	318	57,746
Amadeus IT Group SA	77	6,079
Banco Bilbao Vizcaya Argentaria SA	2,542	18,031
CaixaBank SA	6,976	30,191
Cellnex Telecom SA (D)	234,636	5,918,571
Repsol SA	1,029	20,146

		6,050,764

Supranational - 0.3%
Unibail-Rodamco-Westfield	28,103	6,187,963

Sweden - 0.0% (A)
Essity AB, Class B	1,213	29,957
Sandvik AB	1,384	24,568
Skandinaviska Enskilda Banken AB, Class A	3,178	30,216
Volvo AB, Class B	3,420	54,679

		139,420

Switzerland - 1.3%
Chubb, Ltd.	29,710	3,773,764
Cie Financiere Richemont SA	84	7,135
Glencore PLC (B)	1,486	7,100
Nestle SA	145,395	11,290,392
Novartis AG	347	26,378
Roche Holding AG	386	85,966

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
SGS SA	5	$ 13,340
Swatch Group AG	415	37,144
UBS Group AG (B)	643,327	9,955,555

		25,196,774

Taiwan - 0.8%
Cathay Financial Holding Co., Ltd.	428,000	755,249
Cheng Shin Rubber Industry Co., Ltd.	242,000	363,931
Chunghwa Telecom Co., Ltd.	1,035,000	3,734,195
CTBC Financial Holding Co., Ltd.	5,000	3,600
Far EasTone Telecommunications Co., Ltd.	629,000	1,625,701
Formosa Chemicals & Fibre Corp.	174,000	693,409
Formosa Petrochemical Corp.	124,000	498,220
Formosa Plastics Corp.	181,000	667,875
Fubon Financial Holding Co., Ltd.	477,000	799,472
Hon Hai Precision Industry Co., Ltd.	282,400	770,641
Nan Ya Plastics Corp.	227,000	649,241
Nanya Technology Corp.	5,000	13,644
Taiwan Cooperative Financial Holding Co., Ltd.	8,000	4,684
Taiwan Mobile Co., Ltd.	532,000	1,928,137
Taiwan Semiconductor Manufacturing Co., Ltd.	115,000	816,619
Uni-President Enterprises Corp.	424,000	1,076,393

		14,401,011

Thailand - 0.2%
Advanced Info Service PCL	166,700	930,863
Intouch Holdings PCL, F Shares	418,400	672,496
PTT Global Chemical PCL	350,800	762,379
Siam Cement PCL	51,700	642,934
Thai Oil PCL	188,100	441,436

		3,450,108

Turkey - 0.0% (A)
BIM Birlesik Magazalar AS	596	8,712
Eregli Demir VE Celik Fabrikalari TAS	1,504	3,339
Turk Hava Yollari AO (B)	4,814	14,189

		26,240

United Arab Emirates - 0.5%
NMC Health PLC	193,456	9,145,335

United Kingdom - 1.5%
Anglo American PLC (C)	625	13,979
Aon PLC	115	15,774
Aviva PLC	1,261	8,388
Barclays PLC	2,310	5,762
Berkeley Group Holdings PLC	6,521	325,741
BP PLC	5,207	39,740
Diageo PLC	279	10,023
Experian PLC	130	3,216
GlaxoSmithKline PLC	2,495	50,373
GW Pharmaceuticals PLC, ADR (B)	8,664	1,208,975
HSBC Holdings PLC	890,081	8,348,485
Imperial Brands PLC	574	21,378
Legal & General Group PLC	7,819	27,449
Liberty Global PLC, Class A (B)	115,567	3,182,715
Lloyds Banking Group PLC	66,566	55,390
Prudential PLC	239	5,471
RELX PLC	112	2,398

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	682	$ 37,812
Rio Tinto, Ltd.	358	22,106
SSE PLC	214	3,827
Unilever NV, CVA	511	28,515
Unilever PLC	350	19,363
Vodafone Group PLC, ADR	91,602	2,226,845
Vodafone Group PLC	5,116,505	12,412,464

		28,076,189

United States - 30.4%
AbbVie, Inc.	3,917	362,910
Acadia Healthcare Co., Inc. (B)	82,570	3,377,939
Activision Blizzard, Inc.	101	7,708
Adobe Systems, Inc. (B)	2,166	528,092
Aetna, Inc.	2,185	400,947
Agilent Technologies, Inc.	293	18,119
Air Products & Chemicals, Inc.	78,389	12,207,519
Allergan PLC	222	37,012
Alliance Data Systems Corp.	423	98,644
Allstate Corp.	302	27,564
Ally Financial, Inc.	5,038	132,348
Alphabet, Inc., Class A (B)	95	107,273
Alphabet, Inc., Class C (B)	18,349	20,471,062
Altria Group, Inc.	136,413	7,746,894
Amazon.com, Inc. (B)	12,506	21,257,699
Amdocs, Ltd.	5,049	334,193
American Express Co.	17	1,666
American International Group, Inc.	28	1,485
American Tower Corp., REIT	2,932	422,706
Ameriprise Financial, Inc.	1,509	211,079
AmerisourceBergen Corp.	38	3,240
Amgen, Inc.	2,280	420,865
Anadarko Petroleum Corp.	230,977	16,919,065
Anthem, Inc.	59,116	14,071,381
Apple, Inc.	214,113	39,634,457
Applied Materials, Inc.	637	29,423
AT&T, Inc.	1,041	33,427
Automatic Data Processing, Inc.	228	30,584
AutoZone, Inc. (B)	25	16,773
Bank of America Corp.	572,034	16,125,638
Bank of New York Mellon Corp.	2,979	160,657
Baxter International, Inc.	11,028	814,308
BB&T Corp.	36	1,816
Berkshire Hathaway, Inc., Class B (B)	4,580	854,857
Biogen, Inc. (B)	8,948	2,597,068
Boeing Co.	1,528	512,659
Booking Holdings, Inc. (B)	13	26,352
Boston Scientific Corp. (B)	498	16,285
Bristol-Myers Squibb Co.	924	51,134
Broadcom, Inc.	27	6,551
CA, Inc.	746	26,595
Capital One Financial Corp.	2,650	243,535
Cardinal Health, Inc.	151	7,373
Carnival Corp.	661	37,882
Caterpillar, Inc.	974	132,143
Celgene Corp. (B)	331	26,288
Charles Schwab Corp.	219,503	11,216,603
Charter Communications, Inc., Class A (B)	46,963	13,770,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chevron Corp.	1,688	$ 213,414
Cigna Corp.	301	51,155
Cisco Systems, Inc.	1,917	82,489
Citigroup, Inc.	145,663	9,747,768
Cloudera, Inc. (B) (C)	296,971	4,050,684
CME Group, Inc.	111	18,195
Coca-Cola Co.	659	28,904
Cognizant Technology Solutions Corp., Class A	516	40,759
Colgate-Palmolive Co.	7,291	472,530
Comcast Corp., Class A	633,193	20,775,062
Conagra Brands, Inc.	1,507	53,845
ConocoPhillips	1,061	73,867
Constellation Brands, Inc., Class A	1,661	363,543
Corning, Inc.	1,112	30,591
Costco Wholesale Corp.	746	155,899
Crown Holdings, Inc. (B)	3,662	163,911
CSX Corp.	1,360	86,741
Cummins, Inc.	153	20,349
CVS Health Corp.	195,622	12,588,276
Danaher Corp.	173	17,072
Dave & Buster’s Entertainment, Inc. (B)	37,720	1,795,472
Dell Technologies, Inc., Class V (B)	386	32,648
Delta Air Lines, Inc.	3,113	154,218
Discover Financial Services	4,026	283,471
DISH Network Corp., Class A (B)	16,496	554,431
Dollar General Corp.	9,753	961,646
Domo, Inc., Class B (B)	13,242	361,507
DowDuPont, Inc.	265,390	17,494,509
DXC Technology Co.	192	15,477
Eaton Corp. PLC	71	5,307
eBay, Inc. (B)	2,375	86,117
Edgewell Personal Care Co. (B)	88,318	4,456,526
Edwards Lifesciences Corp. (B)	627	91,272
Electronic Arts, Inc. (B)	2,558	360,729
Emerson Electric Co.	82	5,669
Entergy Corp.	153	12,361
Equity Residential, REIT	355	22,610
Expedia Group, Inc.	567	68,148
Express Scripts Holding Co. (B)	647	49,955
Exxon Mobil Corp.	49,429	4,089,261
Facebook, Inc., Class A (B)	165,334	32,127,703
Fieldwood Energy LLC (B) (E) (F) (G)	7,771	181,297
Fifth Third Bancorp	100,445	2,882,771
FleetCor Technologies, Inc. (B)	43,141	9,087,652
Ford Motor Co.	785	8,690
Fortune Brands Home & Security, Inc.	7,414	398,058
Franklin Resources, Inc.	175	5,609
Freeport-McMoRan, Inc.	727	12,548
General Dynamics Corp.	797	148,569
General Electric Co.	228,318	3,107,408
General Mills, Inc.	555	24,564
General Motors Co.	687	27,068
Gilead Sciences, Inc.	147,427	10,443,729
Global Payments, Inc.	8,114	904,630
Goldman Sachs Group, Inc.	1,296	285,859
Halliburton Co.	481	21,674
Hartford Financial Services Group, Inc.	10,719	548,062
HCA Healthcare, Inc.	85,320	8,753,832

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Helmerich & Payne, Inc.	2,806	$ 178,911
Hewlett Packard Enterprise Co.	1,850	27,028
Hilton Worldwide Holdings, Inc.	102	8,074
Home Depot, Inc.	2,759	538,281
HP, Inc.	2,469	56,022
Humana, Inc.	69	20,536
Huntsman Corp.	4,215	123,078
Hyatt Hotels Corp., Class A	707	54,545
Illinois Tool Works, Inc.	731	101,273
Ingersoll-Rand PLC	337	30,239
Intel Corp.	7,765	385,998
International Business Machines Corp.	44,744	6,250,737
International Paper Co.	3,633	189,207
Intuit, Inc.	2,189	447,224
Intuitive Surgical, Inc. (B)	63	30,144
Johnson & Johnson	68,512	8,313,246
JPMorgan Chase & Co.	45,280	4,718,176
Kimberly-Clark Corp.	218	22,964
Kinder Morgan, Inc.	1,408	24,879
KLA-Tencor Corp.	2,614	268,013
Kohl’s Corp.	2,509	182,906
Lam Research Corp.	190	32,841
Las Vegas Sands Corp.	850	64,906
Lear Corp.	1,489	276,671
Liberty Broadband Corp., Class A (B)	12,202	922,959
Liberty Broadband Corp., Class C (B)	51,320	3,885,950
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	43,690	1,968,234
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	71,738	3,254,036
Lockheed Martin Corp.	58	17,135
Lowe’s Cos., Inc.	10,073	962,677
M&T Bank Corp.	65	11,060
Marathon Petroleum Corp.	6,581	461,723
Marsh & McLennan Cos., Inc.	60,709	4,976,317
Masco Corp.	8,987	336,294
Mastercard, Inc., Class A	5,396	1,060,422
McDonald’s Corp.	1,394	218,426
McKesson Corp.	1,080	144,072
Merck & Co., Inc.	9,948	603,844
MetLife, Inc.	18,985	827,746
MGM Resorts International	214,716	6,233,205
Micron Technology, Inc. (B)	3,882	203,572
Microsoft Corp.	348,976	34,412,523
Mohawk Industries, Inc. (B)	43,132	9,241,894
Mondelez International, Inc., Class A	13,335	546,735
Morgan Stanley	246,807	11,698,652
NextEra Energy, Inc.	60,305	10,072,744
NIKE, Inc., Class B	101	8,048
Norfolk Southern Corp.	75	11,315
Northrop Grumman Corp.	2,109	648,939
NVIDIA Corp.	112	26,533
O’Reilly Automotive, Inc. (B)	17,692	4,840,000
Occidental Petroleum Corp.	235	19,665
Oracle Corp.	14,507	639,178
PACCAR, Inc.	114	7,063
Packaging Corp. of America	2,347	262,371
Paychex, Inc.	84	5,741

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PepsiCo, Inc.	6,906	$ 751,856
Perspecta, Inc.	90	1,850
Pfizer, Inc.	377,155	13,683,183
PG&E Corp.	350	14,896
Philip Morris International, Inc.	541	43,680
Phillips 66	2,770	311,099
Pioneer Natural Resources Co.	13,023	2,464,473
Procter & Gamble Co.	140,139	10,939,250
Progressive Corp.	33	1,952
Prologis, Inc., REIT	494	32,451
Prudential Financial, Inc.	2,184	204,226
Pure Storage, Inc., Class A (B)	212,663	5,078,392
PVH Corp.	1,129	169,034
QUALCOMM, Inc.	218,773	12,277,541
Raytheon Co.	3,188	615,858
Red Hat, Inc. (B)	30	4,031
Reinsurance Group of America, Inc.	1,707	227,850
Republic Services, Inc.	46	3,145
Rockwell Automation, Inc.	697	115,862
Ross Stores, Inc.	2,221	188,230
Royal Caribbean Cruises, Ltd.	1,495	154,882
Schlumberger, Ltd.	41,060	2,752,252
Sempra Energy	34,403	3,994,532
Snap, Inc., Class A (B) (C)	255,542	3,345,045
St. Joe Co. (B)	125,919	2,260,246
State Street Corp.	1,602	149,130
Stryker Corp.	4,157	701,951
SunTrust Banks, Inc.	103,550	6,836,371
Symantec Corp.	370	7,641
Sysco Corp.	1,120	76,485
Target Corp.	757	57,623
Tenet Healthcare Corp. (B)	142,493	4,783,490
TESARO, Inc. (B) (C)	27,402	1,218,567
Texas Instruments, Inc.	397	43,769
Thermo Fisher Scientific, Inc.	2,294	475,179
Travelers Cos., Inc.	5,842	714,710
Union Pacific Corp.	150	21,252
United Continental Holdings, Inc. (B)	118,053	8,231,836
United Rentals, Inc. (B)	2,043	301,588
UnitedHealth Group, Inc.	4,562	1,119,241
Valero Energy Corp.	5,142	569,888
VeriSign, Inc. (B)	3,100	426,002
Verizon Communications, Inc.	11,236	565,283
VF Corp.	631	51,439
Visa, Inc., Class A	7,603	1,007,017
Vistra Energy Corp. (B)	38,880	919,901
VMware, Inc., Class A (B)	342	50,264
Vornado Realty Trust, REIT	316	23,359
Walgreens Boots Alliance, Inc.	517	31,028
Walmart, Inc.	13,164	1,127,497
Walt Disney Co.	1,456	152,603
Waste Management, Inc.	546	44,412
Wells Fargo & Co.	88,016	4,879,607
Western Digital Corp.	26,928	2,084,496
Weyerhaeuser Co., REIT	949	34,601
Williams Cos., Inc.	603,306	16,355,626
Wyndham Destinations, Inc.	3,123	138,255
Wyndham Hotels & Resorts, Inc.	2,198	129,308

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Yum! Brands, Inc.	735	$ 57,492
Zynga, Inc., Class A (B)	710,256	2,890,742

		571,234,391

Total Common Stocks (Cost $932,463,968)		1,048,268,235

CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Dropbox, Inc., 0.00% (B) (H)	114,660	3,717,277
Mandatory Exchangeable Trust, 5.75% (D)	27,232	5,678,825
Wells Fargo & Co., Series L, Class A, 7.50%	552	695,222
Welltower, Inc., Series I, 6.50%	25,115	1,493,087

Total Convertible Preferred Stocks (Cost $8,120,287)		11,584,411

PREFERRED STOCKS - 0.5%
Brazil - 0.0% (A)
Centrais Eletricas Brasileiras SA, 0.00% (B)	715	2,500
Petroleo Brasileiro SA, 0.28% (B)	4,957	21,986

		24,486

Republic of Korea - 0.0% (A)
Samsung Electronics Co., Ltd., 2.53%	650	21,958

United States - 0.5%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.73% (I)	62,890	1,704,319
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.13% (I)	69,084	1,816,909
Palantir Technologies, Inc., 0.00% (B) (E) (F) (G) (J)	212,750	1,229,695
Uber Technologies, Inc., 0.00% (B) (E) (F) (G) (J)	129,064	5,162,560

		9,913,483

Total Preferred Stocks (Cost $6,921,592)		9,959,927

EXCHANGE-TRADED FUNDS - 2.6%
United States - 2.6%
iShares Gold Trust (B)	1,039,985	12,500,620
SPDR Gold Shares (B)	309,327	36,701,648

Total Exchange-Traded Funds (Cost $50,361,296)		49,202,268

MASTER LIMITED PARTNERSHIP - 0.2%
United States - 0.2%
NextEra Energy Partners, LP	64,017	2,987,674

Total Master Limited Partnership (Cost $1,708,051)		2,987,674

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
RIGHTS - 0.0% (A)
Italy - 0.0%
Intesa Sanpaolo SpA, (B) (K) Exercise Price $0, Expiration Date 07/17/2018	2,870	$ 0

Spain - 0.0% (A)
Repsol SA, (B) (C) Exercise Price $0, Expiration Date 07/06/2018	1,029	584

Total Rights (Cost $580)		584

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
Quintis, Ltd., (B) (E) (J) Exercise Price AUD 1.28, Expiration Date 07/15/2018	59,458	0
Quintis, Ltd., Class A, (B) (E) Exercise Price AUD 1.28, Expiration Date 07/15/2018	368,642	1

Total Warrants (Cost $391,617)		1

	Principal	Value
CONVERTIBLE BONDS - 0.4%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (F) (L) (M)	$ 259,000	3,686
5.50%, 11/13/2014 (D) (F) (M)	697,000	9,918

		13,604

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd. 7.00%, 10/31/2017 (D) (F) (N)	2,109,340	1,908,953

Netherlands - 0.2%
Bayer Capital Corp. BV 5.63%, 11/22/2019 (D)	EUR 2,700,000	3,373,774
Bio City Development Co. BV 8.00%, 07/06/2018 (D) (E) (F) (J) (M)	$ 2,400,000	546,000

		3,919,774

Singapore - 0.1%
CapitaLand, Ltd. 1.95%, 10/17/2023 (D)	SGD 1,250,000	909,404

Total Convertible Bonds (Cost $8,337,515)		6,751,735

CORPORATE DEBT SECURITIES - 2.8%
Australia - 0.2%
Quintis, Ltd. 8.75%, 08/01/2023 (C) (D) (F)	$ 4,546,000	3,060,026

Cayman Islands - 0.0% (A)
Odebrecht Finance, Ltd. 4.38%, 04/25/2025 (D)	929,000	320,505

Chile - 0.0% (A)
Inversiones Alsacia SA 8.00%, 12/31/2018 (D) (N)	949,933	23,748

France - 0.1%
Danone SA 2.59%, 11/02/2023 (D)	1,507,000	1,419,287

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Italy - 0.0% (A)
Telecom Italia SpA 5.30%, 05/30/2024 (D)	$ 825,000	$ 813,656

Luxembourg - 0.1%
Allergan Funding SCS 3.45%, 03/15/2022	1,282,000	1,261,472
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 (C)	1,193,000	1,184,053
8.00%, 02/15/2024 (D)	390,000	409,500

		2,855,025

Mexico - 0.0% (A)
Petroleos Mexicanos 3-Month LIBOR + 3.65%, 5.98% (I), 03/11/2022	784,000	836,920

Netherlands - 0.1%
Cooperatieve Rabobank UA 3.95%, 11/09/2022	353,000	349,586
ING Groep NV Fixed until 04/16/2020, 6.00% (I), 04/16/2020 (C) (O)	795,000	791,184

		1,140,770

Switzerland - 0.1%
UBS Group Funding Switzerland AG 4.13%, 09/24/2025 (D)	965,000	958,257

United Kingdom - 0.3%
HSBC Holdings PLC Fixed until 09/17/2024, 6.38% (I), 09/17/2024 (O)	2,707,000	2,677,738
Lloyds Bank PLC Fixed until 01/22/2029, 13.00% (I), 01/21/2029, MTN (O)	GBP 1,289,000	3,001,510

		5,679,248

United States - 1.9%
AbbVie, Inc. 2.90%, 11/06/2022	$ 1,284,000	1,245,955
Allergan Sales LLC 5.00%, 12/15/2021 (D)	666,000	689,075
Ally Financial, Inc. 3.50%, 01/27/2019	891,000	889,886
American Express Co. Fixed until 03/15/2020, 4.90% (I), 03/15/2020 (O)	913,000	915,739
Amgen, Inc. 1.85%, 08/19/2021	256,000	245,197
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024	815,000	809,967
4.00%, 04/13/2028	1,345,000	1,341,876
Apple, Inc.
3.20%, 05/11/2027	2,266,000	2,185,496
3.35%, 02/09/2027	2,358,000	2,302,580
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (I), 07/21/2021, MTN	591,000	579,354
4.00%, 01/22/2025, MTN	743,000	733,454
Becton Dickinson and Co.
2.89%, 06/06/2022	1,079,000	1,043,645
3.13%, 11/08/2021	1,309,000	1,290,011
3.36%, 06/06/2024	619,000	594,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc.
2.45%, 01/10/2020	$ 1,307,000	$ 1,292,321
Fixed until 03/27/2020, 5.88% (I), 03/27/2020 (O)	3,070,000	3,144,754
Fixed until 08/15/2020, 5.95% (I), 08/15/2020 (O)	1,233,000	1,269,990
CVS Health Corp. 3.70%, 03/09/2023	5,330,000	5,302,971
eBay, Inc. 2.75%, 01/30/2023	742,000	714,844
Edgewell Personal Care Co.
4.70%, 05/19/2021 (C)	654,000	652,365
4.70%, 05/24/2022	664,000	649,060
General Motors Financial Co., Inc. 3.45%, 04/10/2022	577,000	566,973
Goldman Sachs Group, Inc. Fixed until 05/10/2020, 5.38% (I), 05/10/2020 (O)	1,434,000	1,459,095
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	233,000	247,854
Morgan Stanley Fixed until 07/15/2019, 5.45% (I), 07/15/2019 (O)	1,037,000	1,050,616
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (D) (O)	1,086,000	1,096,860
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (I), 06/15/2043	531,000	547,594
Fixed until 09/15/2022, 5.88% (I), 09/15/2042 (C)	802,000	847,112
Santander Holdings USA, Inc. 3.70%, 03/28/2022	390,000	384,261
Sherwin-Williams Co. 2.25%, 05/15/2020	257,000	252,731
Synchrony Financial 3.75%, 08/15/2021	379,000	378,607
USB Capital IX 3-Month LIBOR + 1.02%, 3.50% (I), 07/30/2018 (O)	372,000	337,125

		35,061,970

Total Corporate Debt Securities (Cost $55,795,855)		52,169,412

FOREIGN GOVERNMENT OBLIGATIONS - 5.8%
Argentina - 0.8%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 1,657,000	1,751,215
5.25%, 01/15/2028	250,000	249,617
5.88%, 01/11/2028	$ 4,282,000	3,479,125
6.88%, 01/26/2027	2,371,000	2,086,480
7.50%, 04/22/2026	3,336,000	3,077,460
7.82%, 12/31/2033	EUR 3,274,082	3,805,580

		14,449,477

Australia - 0.2%
Australia Government Bond 3.00%, 03/21/2047 (L)	AUD 5,774,000	4,187,131

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023	BRL 11,376,000	$ 2,725,850

Canada - 0.9%
Canada Government Bond
0.50%, 08/01/2018	CAD 18,463,000	14,035,756
0.75%, 03/01/2021	4,535,000	3,339,925

		17,375,681

Germany - 2.2%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2026 (L)	EUR 7,999,094	9,244,416
0.50%, 02/15/2028 (L)	26,255,000	31,215,792

		40,460,208

Japan - 0.6%
2-Year Japan Government Bond 0.10%, 10/15/2018	JPY 1,318,400,000	11,915,911

Mexico - 0.9%
Mexico Bonos
Series M,
6.50%, 06/10/2021 - 06/09/2022	MXN 220,155,600	10,674,139
8.50%, 12/13/2018	130,058,900	6,561,146

		17,235,285

United Kingdom - 0.0% (A)
U.K. Gilt 2.00%, 09/07/2025 (L)	GBP 291,616	407,829

Total Foreign Government Obligations (Cost $112,870,249)		108,757,372

LOAN ASSIGNMENTS - 0.1%
United States - 0.1%
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.34% (I), 04/11/2022	$ 249,657	249,865
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.34% (I), 04/11/2023	337,037	328,330
Hilton Worldwide Finance LLC Term Loan B2, 1-Month LIBOR + 1.75%, 3.84% (I), 10/25/2023	1,591,714	1,589,791

Total Loan Assignments (Cost $2,185,414)		2,167,986

U.S. GOVERNMENT OBLIGATIONS - 18.2%
U.S. Treasury - 18.2%
U.S. Treasury Note
1.13%, 07/31/2021	3,886,500	3,713,733
1.25%, 12/15/2018	4,500,000	4,482,422
2.63%, 02/28/2023	45,786,500	45,602,281
2.75%, 04/30/2023 - 02/15/2028	177,620,000	177,107,020
2.88%, 05/31/2025 - 05/15/2028	111,885,600	112,285,128

Total U.S. Government Obligations (Cost $342,013,315)		343,190,584

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Japan - 1.0%
Japan Treasury Discount Bill
0.00% (P) (Q), 09/10/2018	JPY 1,272,500,000	$ 11,496,279
0.01% (P), 10/01/2018	794,450,000	7,178,142

Total Short-Term Foreign Government Obligations (Cost $18,746,899)		18,674,421

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bill
1.71% (P), 07/19/2018	$ 28,000,000	27,975,099
1.76% (P), 07/26/2018	10,000,000	9,987,484
1.77% (P), 07/12/2018	10,000,000	9,994,198
1.78% (P), 07/05/2018	18,000,000	17,995,625
1.79% (P), 07/12/2018 - 07/19/2018	14,000,000	13,988,016
1.80% (P), 07/05/2018 - 07/12/2018	115,000,000	114,933,870
1.82% (P), 07/05/2018 - 07/26/2018	29,000,000	28,975,002
1.84% (P), 07/19/2018	39,000,000	38,962,734

Total Short-Term U.S. Government Obligations (Cost $262,812,028)		262,812,028

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (P)	12,953,993	12,953,993

Total Securities Lending Collateral (Cost $12,953,993)		12,953,993

	Principal	Value
REPURCHASE AGREEMENTS - 0.3%
Fixed Income Clearing Corp., 0.90% (P), dated 06/29/2018, to be repurchased at $4,619,129 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $4,715,855.	$ 4,618,782	4,618,782

Principal		Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co., 0.05% (P), dated 06/29/2018, to be repurchased at $147,564 on 07/02/2018. Collateralized by a U.S. Government Agency Obligation, 4.5%, due 09/01/2044, and with a value of $150,595.

	$ 147,563	$ 147,563

Total Repurchase Agreements (Cost $4,766,345)		4,766,345

Total Investments Excluding Purchased Options/Swaptions (Cost $1,820,449,004)		1,934,246,976
Total Purchased Options/Swaptions - 0.2% (Cost $6,574,388)		4,337,021

Total Investments (Cost $1,827,023,392)		1,938,583,997

Shares		Value
SECURITIES SOLD SHORT - (0.4)%
COMMON STOCKS - (0.4)%
Beverages - (0.0)% (A)
Pernod Ricard SA	(5,660)	(924,704)

Chemicals - (0.2)%
LyondellBasell Industries NV, Class A	(29,962)	(3,291,326)

Electronic Equipment, Instruments & Components - (0.1)%
Yaskawa Electric Corp.	(26,500)	(937,068)

Personal Products - (0.1)%
Estee Lauder Cos., Inc., Class A	(9,569)	(1,365,400)

Total Common Stocks (Proceeds $6,589,532)		(6,518,498)

Total Securities Sold Short (Proceeds $6,589,532)		(6,518,498)

Net Other Assets (Liabilities) - (2.8)%		(52,383,711)

Net Assets - 100.0%		$ 1,879,681,788

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - SPDR Gold Shares	USD	128.00	07/20/2018	USD	4,556,160	384	$108,763	$768

OVER-THE-COUNTER OPTIONS PURCHASED: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - BP PLC	UBS	USD	52.00	06/21/2019	USD	7,472,350	163,652	$239,926	$190,223
Call - Chevron Corp.	UBS	USD	125.00	01/18/2019	USD	6,261,699	49,527	147,590	406,121
Call - ConocoPhillips	UBS	USD	75.00	06/21/2019	USD	6,000,826	86,194	372,229	429,345
Call - EURO STOXX 50® Index	DUB	EUR	3,426.55	09/21/2018	EUR	1,385,641	375	136,733	32,223

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED (continued): (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - EURO STOXX Banks Index	SG	EUR	117.57	03/20/2020	EUR	3,054,197	23,681	$210,919	$167,696
Call - EURO STOXX Banks Index	CITI	EUR	131.88	06/19/2020	EUR	4,989,300	38,685	322,201	116,026
Call - EURO STOXX Banks Index	UBS	EUR	134.92	06/18/2021	EUR	3,972,352	30,800	330,385	113,757
Call - EURO STOXX Banks Index	DUB	EUR	136.56	04/16/2021	EUR	3,668,364	28,443	311,032	107,627
Call - EURO STOXX Banks Index	BCLY	EUR	136.97	03/19/2021	EUR	3,855,503	29,894	301,026	108,337
Call - Exxon Mobil Corp.	UBS	USD	95.00	01/18/2019	USD	2,785,767	33,673	60,611	26,770
Call - Occidental Petroleum Corp.	UBS	USD	75.00	01/18/2019	USD	2,640,606	31,556	73,525	347,905
Call - Occidental Petroleum Corp.	UBS	USD	92.50	06/21/2019	USD	3,586,441	42,859	174,090	153,856
Call - Royal Dutch Shell PLC	UBS	USD	77.00	06/21/2019	USD	6,467,051	93,414	163,089	146,451
Call - Russell 2000® Index	BOA	USD	1,700.00	12/21/2018	USD	6,332,388	3,854	230,212	198,575
Call - Russell 2000® Index	BOA	USD	1,700.00	03/15/2019	USD	8,424,015	5,127	391,908	363,734
Call - Schlumberger, Ltd.	UBS	USD	90.00	01/18/2019	USD	3,267,109	48,741	196,426	11,698
Call - SPDR Gold Shares (K)	JPM	USD	127.00	06/29/2018	USD	4,550,583	38,353	77,722	0
Call - SPDR Gold Shares	JPM	USD	129.00	07/20/2018	USD	2,730,255	23,011	65,581	333
Call - SPDR Gold Shares	SG	USD	129.00	08/17/2018	USD	9,146,373	77,087	227,461	6,265
Call - SPDR Gold Shares	JPM	USD	130.00	07/20/2018	USD	2,729,306	23,003	72,423	239
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,756.33	03/13/2020	JPY	286,659,032	66,572	208,350	111,928
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,816.24	09/11/2020	JPY	231,761,838	53,823	152,062	99,341
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,894.87	12/11/2020	JPY	231,533,620	53,770	185,794	93,808
Call - Suncor Energy, Inc.	UBS	USD	45.00	06/21/2019	USD	5,900,194	110,284	213,389	244,576
Call - TOPIX Banks Index	BOA	JPY	191.28	12/13/2019	JPY	1,983,666	1,275,169	161,110	82,769
Call - TOPIX Banks Index	MSCS	JPY	191.28	12/13/2019	JPY	3,749,765	2,410,479	351,749	156,456
Call - TOPIX Banks Index	MSCS	JPY	192.04	04/10/2020	JPY	2,386,004	1,533,806	233,427	112,752
Call - TOPIX Banks Index	BNP	JPY	194.04	03/13/2020	JPY	2,677,916	1,721,457	261,262	115,443
Call - Total SA	UBS	USD	60.00	01/18/2019	USD	6,503,962	107,397	161,096	391,999

Total								$6,033,328	$4,336,253

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (R)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (K)	GSC	3-Month USD-LIBOR	Receive	2.42%	07/09/2018	USD	50,858,489	$432,297	$0

OVER-THE-COUNTER OPTIONS WRITTEN: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Apple, Inc.	BCLY	USD	160.00	01/18/2019	USD	2,356,635	12,731	$(182,053)	$(373,820)
Call - BP PLC	UBS	USD	59.00	06/21/2019	USD	7,472,350	163,652	(51,604)	(55,239)
Call - Charter Communications, Inc.	CITI	USD	305.00	12/21/2018	USD	1,497,717	5,108	(67,936)	(121,509)
Call - Charter Communications, Inc.	CITI	USD	315.00	12/21/2018	USD	2,943,242	10,038	(133,505)	(199,476)
Call - Comcast Corp.	CITI	USD	36.25	01/18/2019	USD	1,788,768	54,519	(121,577)	(76,514)
Call - ConocoPhillips	UBS	USD	85.00	06/21/2019	USD	6,000,826	86,194	(112,518)	(193,268)
Call - DowDuPont, Inc.	BCLY	USD	70.00	01/18/2019	USD	1,858,680	28,196	(162,832)	(84,158)
Call - EURO STOXX Banks Index	SG	EUR	159.00	03/20/2020	EUR	3,054,197	23,681	(19,398)	(16,161)
Call - EURO STOXX Banks Index	CITI	EUR	161.62	06/19/2020	EUR	4,989,300	38,685	(66,727)	(24,267)
Call - Fifth Third Bancorp	CITI	USD	34.00	11/16/2018	USD	2,681,872	93,445	(89,707)	(26,958)
Call - FleetCor Technologies, Inc.	BCLY	USD	180.00	01/18/2019	USD	1,294,023	6,143	(95,831)	(230,167)
Call - Microsoft Corp.	BCLY	USD	90.00	01/18/2019	USD	2,224,937	22,563	(178,248)	(282,285)
Call - Occidental Petroleum Corp.	UBS	USD	105.00	06/21/2019	USD	3,586,441	42,859	(47,839)	(52,832)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Pioneer Natural Resources Co.	UBS	USD	165.00	01/18/2019	USD	2,464,473	13,023	$(210,061)	$(435,807)
Call - Royal Dutch Shell PLC	UBS	USD	87.50	06/21/2019	USD	6,467,051	93,414	(26,958)	(36,218)
Call - Russell 2000® Index	BOA	USD	1,875.00	12/21/2018	USD	6,332,388	3,854	(23,124)	(20,217)
Call - Russell 2000® Index	BOA	USD	1,900.00	03/15/2019	USD	8,424,015	5,127	(51,270)	(52,912)
Call - SPDR Gold Shares	SG	USD	142.00	08/17/2018	USD	9,146,373	77,087	(47,023)	(101)
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	5,679.90	03/13/2020	JPY	286,659,032	66,572	(81,651)	(35,446)
Call - Suncor Energy, Inc.	UBS	USD	50.00	06/21/2019	USD	5,900,194	110,284	(63,705)	(112,692)
Call - TOPIX Banks Index	MSCS	JPY	221.29	12/13/2019	JPY	3,749,765	2,410,479	(165,113)	(56,957)
Call - TOPIX Banks Index	BOA	JPY	221.29	12/13/2019	JPY	1,983,666	1,275,169	(63,754)	(30,126)
Call - TOPIX Banks Index	MSCS	JPY	233.87	04/10/2020	JPY	2,386,004	1,533,806	(84,330)	(33,997)
Call - TOPIX Banks Index	BNP	JPY	237.47	03/13/2020	JPY	2,677,916	1,721,457	(83,223)	(32,057)
Call - United Continental Holdings, Inc.	DUB	USD	75.00	01/18/2019	USD	1,142,177	16,380	(78,067)	(74,196)
Put - EURO STOXX Banks Index	DUB	EUR	99.04	04/16/2021	EUR	1,222,788	9,481	(103,677)	(160,579)
Put - EURO STOXX Banks Index	BCLY	EUR	110.23	03/19/2021	EUR	2,570,421	19,930	(315,966)	(477,797)
Put - EURO STOXX Banks Index	DUB	EUR	118.81	04/16/2021	EUR	1,222,788	9,481	(207,354)	(295,997)
Put - EURO STOXX Banks Index	SG	EUR	100.77	03/20/2020	EUR	2,036,217	15,788	(191,528)	(190,959)
Put - EURO STOXX Banks Index	CITI	EUR	106.02	06/19/2020	EUR	3,326,200	25,790	(276,253)	(461,636)
Put - EURO STOXX Banks Index	UBS	EUR	106.38	06/18/2021	EUR	2,613,240	20,262	(326,711)	(484,732)
Put - Exxon Mobil Corp.	UBS	USD	60.00	01/18/2019	USD	2,785,767	33,673	(53,877)	(12,291)
Put - Russell 2000® Index	BOA	USD	1,600.00	12/21/2018	USD	5,277,538	3,212	(131,597)	(183,254)
Put - S&P 500®	BOA	USD	2,600.00	03/15/2019	USD	8,013,755	2,948	(229,974)	(279,135)
Put - Schlumberger, Ltd.	UBS	USD	60.00	01/18/2019	USD	3,267,109	48,741	(158,408)	(97,969)
Put - SPDR Gold Shares	SG	USD	119.00	08/17/2018	USD	9,146,373	77,087	(37,002)	(131,740)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	154,352,876	35,846	(110,368)	(127,222)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	154,507,892	35,882	(92,404)	(117,507)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,832.77	03/13/2020	JPY	286,659,032	66,572	(148,097)	(176,679)
Put - TOPIX Banks Index	BNP	JPY	155.80	03/13/2020	JPY	2,677,916	1,721,457	(151,586)	(212,065)
Put - TOPIX Banks Index	MSCS	JPY	156.59	12/13/2019	JPY	3,749,765	2,410,479	(205,255)	(268,300)
Put - TOPIX Banks Index	BOA	JPY	156.59	12/13/2019	JPY	1,983,666	1,275,169	(98,233)	(141,945)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	2,386,004	1,533,806	(145,396)	(208,601)

Total								$(5,291,740)	$(6,685,788)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(5,291,740)	$(6,685,788)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 29	5.00%	Quarterly	12/20/2022	USD	406,908	$ 25,547	$ 26,400	$ (853)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.33%	Quarterly/Semi-Annually	06/14/2023	USD	26,718,215	$(703,722)	$291	$(704,013)
3-Month USD-LIBOR	Receive	2.40	Quarterly/Semi-Annually	03/07/2023	USD	23,062,897	(359,757)	141	(359,898)
3-Month USD-LIBOR	Receive	2.73	Quarterly/Semi-Annually	07/25/2028	USD	14,529,000	(305,931)	246	(306,177)
6-Month EUR-EURIBOR	Pay	0.34	Annually/Semi-Annually	06/14/2023	EUR	21,424,984	(102,284)	273	(102,557)
6-Month EUR-EURIBOR	Pay	0.37	Annually/Semi-Annually	08/15/2026	EUR	7,999,094	170,697	220	170,477
6-Month EUR-EURIBOR	Receive	0.37	Semi-Annually/Annually	08/15/2026	EUR	8,060,000	20,978	—	20,978
6-Month EUR-EURIBOR	Pay	0.42	Annually/Semi-Annually	03/07/2023	EUR	20,410,664	(248,934)	128	(249,062)
6-Month EUR-EURIBOR	Pay	0.84	Annually/Semi-Annually	02/15/2028	EUR	14,440,000	324	324	—
6-Month EUR-EURIBOR	Pay	0.84	Annually/Semi-Annually	02/15/2028	EUR	14,440,000	324	324	—
6-Month EUR-EURIBOR	Pay	1.08	Annually/Semi-Annually	07/25/2028	EUR	10,196,000	(218,873)	213	(219,086)

Total							$(1,747,178)	$2,160	$(1,749,338)

OVER-THE-COUNTER SWAP AGREEMENTS: (R)

Cross Currency Swap Agreements
Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2.01%	0.10%	BOA	10/15/2018	USD	12,837,552	JPY	1,318,400,000	$ 1,005,911	$ 74,186	$ 931,725

Total Return Swap Agreements (V)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	576,270	5,700	$ 146,442	$ —	$ 146,442
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	528,840	5,200	129,953	—	129,953
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/27/2019	EUR	421,070	4,100	97,675	—	97,675
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	288,900	3,000	100,197	—	100,197
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	154,240	1,600	53,252	—	53,252
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	134,680	1,400	46,922	—	46,922

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (R)

Total Return Swap Agreements (continued) (V)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	115,200	1,200	$ 40,499	$ —	$ 40,499
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	155,200	1,600	52,131	—	52,131
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	465,600	4,800	156,392	—	156,392
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	470,360	4,400	92,490	—	92,490
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	234,960	2,200	38,024	—	38,024
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/17/2021	EUR	270,960	2,400	24,384	—	24,384
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	227,260	2,200	47,016	—	47,016
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/17/2021	EUR	144,960	1,200	1,121	—	1,121
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/16/2022	EUR	265,920	2,400	20,740	—	20,740
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/16/2022	EUR	563,990	4,900	17,739	—	17,739
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/15/2023	EUR	386,240	3,400	6,353	—	6,353
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/17/2021	EUR	298,750	2,500	3,931	—	3,931
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/16/2022	EUR	131,400	1,200	10,683	—	10,683
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Semi-Annually	12/21/2022	EUR	261,360	2,400	26,065	—	26,065
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/15/2023	EUR	403,725	3,500	(2,420)	—	(2,420)
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/21/2018	USD	1,098,625	23,500	169,200	—	169,200
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	455,763	9,500	105,688	—	105,688
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	582,600	12,000	152,400	—	152,400
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	30,620,000	80,000	53,362	—	53,362

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (R)

Total Return Swap Agreements (continued) (V)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	15,520,000	40,000	$24,784	$—	$24,784
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2021	JPY	19,275,000	50,000	32,109	—	32,109
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2021	JPY	25,290,000	60,000	19,022	—	19,022
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2021	JPY	65,960,000	170,000	105,334	—	105,334
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	35,775,000	90,000	52,676	—	52,676
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	31,880,000	80,000	46,100	—	46,100
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2022	JPY	25,560,000	60,000	19,672	—	19,672
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2022	JPY	66,810,000	170,000	106,408	—	106,408
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Quarterly	03/31/2023	JPY	25,380,000	60,000	22,815	—	22,815
SGX Nikkei Stock Average Dividend Point Index Futures	JPM	Pay	Annually	04/03/2023	JPY	25,680,000	60,000	18,147	—	18,147

Total								$2,037,306	$—	$2,037,306

Value
OTC Swap Agreements, at value (Assets)	$3,045,637
OTC Swap Agreements, at value (Liabilities)	$(2,420)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Short	(6)	09/21/2018	$ (243,338)	$ (237,601)	$ 5,737	$ —
NASDAQ-100 E-Mini Index	Long	30	09/21/2018	4,306,326	4,240,050	—	(66,276)
Nikkei 225 Index	Short	(19)	09/13/2018	(1,949,975)	(1,907,036)	42,939	—
S&P 500® E-Mini Index	Short	(24)	09/21/2018	(3,317,827)	(3,265,920)	51,907	—
SGX CNX Nifty Index	Long	1,289	07/26/2018	27,773,158	27,563,976	—	(209,182)

Total						$ 100,583	$ (275,458)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (R)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/20/2018	ZAR	79,072,875	USD	5,921,243	$—	$(171,855)
BCLY	08/16/2018	GBP	3,603,000	USD	4,884,623	—	(119,404)
BCLY	09/10/2018	USD	11,622,131	JPY	1,272,500,000	71,336	—
BCLY	09/28/2018	SEK	40,801,546	EUR	3,950,000	—	(57,368)
BNP	07/19/2018	USD	8,386,635	JPY	911,166,000	146,176	—
BNP	07/19/2018	JPY	911,166,000	USD	8,553,702	—	(313,242)
BNP	07/27/2018	USD	10,889,971	EUR	8,886,000	491,998	—
BNP	07/27/2018	EUR	8,886,000	USD	11,132,114	—	(734,142)
BNP	09/06/2018	USD	4,742,000	BRL	18,320,243	49,014	—
BOA	10/01/2018	USD	7,217,949	JPY	794,450,000	—	(4,684)
DUB	07/12/2018	USD	8,372,112	JPY	910,509,000	141,598	—
DUB	07/12/2018	JPY	910,509,000	USD	8,535,115	—	(304,601)
DUB	07/13/2018	USD	4,969,567	AUD	6,414,000	222,800	—
DUB	07/13/2018	USD	10,521,913	EUR	8,886,000	135,031	—
DUB	07/13/2018	EUR	8,886,000	USD	11,117,985	—	(731,104)
DUB	07/13/2018	AUD	6,414,000	USD	4,797,704	—	(50,937)
DUB	09/14/2018	GBP	6,253,000	USD	8,366,276	—	(85,975)
DUB	09/21/2018	GBP	6,253,000	USD	8,344,791	—	(61,980)
GSI	07/20/2018	USD	10,527,413	EUR	8,886,000	134,989	—
GSI	07/20/2018	EUR	8,886,000	USD	11,123,450	—	(731,026)
GSI	07/26/2018	USD	3,266,587	AUD	4,293,000	89,276	—
GSI	08/02/2018	PLN	16,728,000	USD	4,810,767	—	(342,790)
GSI	09/21/2018	SEK	41,312,954	EUR	3,999,000	—	(57,487)
GSI	09/28/2018	GBP	6,253,000	USD	8,346,082	—	(60,759)
JPM	08/10/2018	GBP	3,605,000	USD	4,904,083	—	(137,517)
JPM	08/20/2018	USD	1,323,105	EUR	1,114,000	17,180	—
JPM	08/23/2018	GBP	3,736,000	USD	5,041,834	—	(99,143)
JPM	08/31/2018	INR	1,906,431,941	USD	28,111,174	—	(488,731)
JPM	10/05/2018	GBP	6,231,000	USD	8,321,503	—	(62,554)
MSCS	07/27/2018	NOK	30,157,000	USD	3,794,145	—	(87,231)
UBS	07/12/2018	USD	6,431,569	EUR	5,432,000	82,566	—
UBS	07/12/2018	EUR	5,432,000	USD	6,743,230	—	(394,227)
UBS	08/03/2018	USD	10,898,546	EUR	8,886,000	495,711	—
UBS	08/03/2018	EUR	8,886,000	USD	11,136,619	—	(733,784)

Total						$2,077,675	$(5,830,541)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	17.8%	$343,190,584
Foreign Government Obligations	5.6	108,757,372
Banks	4.4	84,659,289
Internet Software & Services	4.3	83,841,470
Health Care Providers & Services	4.1	79,150,273
Oil, Gas & Consumable Fuels	3.9	75,195,987
Chemicals	3.0	58,427,621
Technology Hardware, Storage & Peripherals	2.9	55,739,867
Media	2.8	54,722,901
Pharmaceuticals	2.7	51,574,140
Software	2.6	49,626,902
International Commodity Funds	2.5	49,202,268
Capital Markets	2.2	42,875,325
Food Products	1.7	32,725,595
Health Care Equipment & Supplies	1.5	28,890,966

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Airlines	1.2%		$22,325,059
Auto Components	1.1		21,571,796
Internet & Direct Marketing Retail	1.1		21,375,890
Wireless Telecommunication Services	1.1		21,169,397
Insurance	1.1		20,460,756
Diversified Telecommunication Services	1.0		19,994,795
IT Services	1.0		19,273,135
Semiconductors & Semiconductor Equipment	1.0		18,582,773
Automobiles	1.0		18,337,721
Aerospace & Defense	0.9		18,079,460
Hotels, Restaurants & Leisure	0.9		17,565,772
Real Estate Management & Development	0.9		17,193,579
Electric Utilities	0.9		17,048,711
Biotechnology	0.9		16,560,579
Electronic Equipment, Instruments & Components	0.7		13,067,331
Tobacco	0.6		11,823,420
Household Products	0.6		11,482,764
Road & Rail	0.6		11,036,858
Household Durables	0.5		10,486,398
Beverages	0.5		10,335,052
Electrical Equipment	0.5		10,187,161
Equity Real Estate Investment Trusts	0.5		9,027,720
Specialty Retail	0.4		6,836,572
Gas Utilities	0.3		6,507,699
Textiles, Apparel & Luxury Goods	0.3		5,611,805
Construction & Engineering	0.3		5,160,470
Personal Products	0.2		4,450,037
Over-the-Counter Options Purchased	0.2		4,336,253
Machinery	0.2		4,171,777
Building Products	0.2		4,113,700
Industrial Conglomerates	0.2		4,039,165
Multi-Utilities	0.2		4,025,413
Independent Power & Renewable Electricity Producers	0.2		3,918,144
Diversified Financial Services	0.2		3,576,031
Consumer Finance	0.2		3,412,225
Paper & Forest Products	0.2		3,064,355
Energy Equipment & Services	0.2		2,952,837
Metals & Mining	0.1		2,344,796
Food & Staples Retailing	0.1		2,062,378
Health Care Technology	0.1		2,027,770
Multiline Retail	0.1		1,202,175
Transportation Infrastructure	0.0	(A)	765,598
Construction Materials	0.0	(A)	696,829
Containers & Packaging	0.0	(A)	615,489
Life Sciences Tools & Services	0.0	(A)	493,298
Distributors	0.0	(A)	341,880
Trading Companies & Distributors	0.0	(A)	301,588
Communications Equipment	0.0	(A)	132,370
Commercial Services & Supplies	0.0	(A)	47,557
Diversified Consumer Services	0.0	(A)	34,172
Air Freight & Logistics	0.0	(A)	29,920
Professional Services	0.0	(A)	18,954
Exchange-Traded Options Purchased	0.0	(A)	768
Over-the-Counter Interest Rate Swaptions Purchased	0.0		0
Short-Term Investments	15.5		299,206,787

Total Investments and Securities Sold Short	100.0%		$1,932,065,499

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Common Stocks	$623,048,393	$425,219,842	$—	$1,048,268,235
Convertible Preferred Stocks	11,584,411	—	—	11,584,411
Preferred Stocks	3,545,714	21,958	6,392,255	9,959,927
Exchange-Traded Funds	49,202,268	—	—	49,202,268
Master Limited Partnership	2,987,674	—	—	2,987,674
Rights	—	584	—	584
Warrants	—	1	—	1
Convertible Bonds	—	6,205,735	546,000	6,751,735
Corporate Debt Securities	—	52,169,412	—	52,169,412
Foreign Government Obligations	—	108,757,372	—	108,757,372
Loan Assignments	—	2,167,986	—	2,167,986
U.S. Government Obligations	—	343,190,584	—	343,190,584
Short-Term Foreign Government Obligations	—	18,674,421	—	18,674,421
Short-Term U.S. Government Obligations	—	262,812,028	—	262,812,028
Securities Lending Collateral	12,953,993	—	—	12,953,993
Repurchase Agreements	—	4,766,345	—	4,766,345
Exchange-Traded Options Purchased	768	—	—	768
Over-the-Counter Options Purchased	—	4,336,253	—	4,336,253
Over-the-Counter Interest Rate Swaptions Purchased	—	0	—	0

Total Investments	$703,323,221	$1,228,322,521	$6,938,255	$1,938,583,997

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$25,547	$—	$25,547
Centrally Cleared Interest Rate Swap Agreements	—	192,323	—	192,323
Over-the-Counter Cross Currency Swap Agreements	—	1,005,911	—	1,005,911
Over-the-Counter Total Return Swap Agreements	—	2,039,726	—	2,039,726
Futures Contracts (Y)	100,583	—	—	100,583
Forward Foreign Currency Contracts (Y)	—	2,077,675	—	2,077,675

Total Other Financial Instruments	$100,583	$5,341,182	$—	$5,441,765

LIABILITIES
Securities Sold Short
Common Stocks	$(4,656,726)	$(1,861,772)	$—	$(6,518,498)

Total Securities Sold Short	$(4,656,726)	$(1,861,772)	$—	$(6,518,498)

Other Financial Instruments
Over-the-Counter Options Written	$—	$(6,685,788)	$—	$(6,685,788)
Centrally Cleared Interest Rate Swap Agreements	—	(1,939,501)	—	(1,939,501)
Over-the-Counter Total Return Swap Agreements	—	(2,420)	—	(2,420)
Futures Contracts (Y)	(275,458)	—	—	(275,458)
Forward Foreign Currency Contracts (Y)	—	(5,830,541)	—	(5,830,541)

Total Other Financial Instruments	$(275,458)	$(14,458,250)	$—	$(14,733,708)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 1
Convertible Preferred Stocks (H)	$—	$—	$—	$3,717,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,426,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $36,534,335, representing 1.9% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the total value of securities is $7,119,553, representing 0.4% of the Portfolio’s net assets.
(F)	Illiquid security. At June 30, 2018, the value of such securities amounted to $12,102,135 or 0.6% of the Portfolio’s net assets.
(G)	Restricted securities. At June 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fieldwood Energy LLC	03/13/2018	$181,297	$181,297	0.0	%(A)

Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,229,695	0.1

Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	5,162,560	0.2

Total			$3,487,635	$6,573,552	0.3%

(H)	Transferred from Level 3 to 1 due to utilizing quoted market prices in active markets, which were not available at the prior reporting period.
(I)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Securities deemed worthless.
(L)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $45,058,854, representing 2.4% of the Portfolio’s net assets.
(M)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2018, the total value of such securities is $559,604, representing less than 0.1% of the Portfolio’s net assets.
(N)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2018, the total value of such securities is $1,932,701, representing 0.1% of the Portfolio’s net assets.
(O)	Perpetual maturity. The date displayed is the next call date.
(P)	Rates disclosed reflect the yields at June 30, 2018.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	Securities with a total value of $743,736 have been segregated by the broker as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $1,822,257,047) (including securities loaned of $12,426,993)	$1,933,817,652
Repurchase agreement, at value (cost $4,766,345)	4,766,345
Cash collateral pledged at custodian:
Futures contracts	1,712,330
Cash collateral pledged at broker:
Futures contracts	5,626,770
Foreign currency, at value (cost $1,371,921)	1,362,584
Receivables and other assets:
Shares of beneficial interest sold	86,245
Investments sold	7,731,342
Interest	3,416,493
Dividends	1,784,746
Tax reclaims	358,130
Net income from securities lending	18,204
Variation margin receivables from futures contracts	295,581
Other	811
Prepaid expenses	6,656
OTC swap agreements, at value	3,045,637
Unrealized appreciation on forward foreign currency contracts	2,077,675

Total assets	1,966,107,201

Liabilities:
Due to custodian	3,221,000
Cash collateral received at broker:
Centrally cleared swap agreements	120,000
OTC derivatives (A)	2,984,040
Payables and other liabilities:
Shares of beneficial interest redeemed	381,142
Investments purchased	46,010,871
Investment management fees	1,075,312
Distribution and service fees	271,011
Transfer agent costs	3,887
Trustees, CCO and deferred compensation fees	6,801
Audit and tax fees	24,582
Custody fees	118,085
Legal fees	21,626
Printing and shareholder reports fees	131,221
Dividends, interest and fees for borrowings from securities sold short	14,641
Variation margin payable on centrally cleared swap agreements	27,156
Other	22,798
Collateral for securities on loan	12,953,993
Securities sold short, at value (proceeds $6,589,532)	6,518,498
Written options and swaptions, at value (premium received $5,291,740)	6,685,788
OTC swap agreements, at value	2,420
Unrealized depreciation on forward foreign currency contracts	5,830,541

Total liabilities	86,425,413

Net assets	$1,879,681,788

Net assets consist of:
Capital stock ($0.01 par value)	$1,491,073
Additional paid-in capital	1,679,882,188
Undistributed (distributions in excess of) net investment income (loss)	29,424,668
Accumulated net realized gain (loss)	61,402,074
Net unrealized appreciation (depreciation) on:
Investments	111,560,605
Securities sold short	71,034
Written options and swaptions	(1,394,048)
Swap agreements	1,218,840
Futures contracts	(174,875)
Forward foreign currency contracts	(3,752,866)
Translation of assets and liabilities denominated in foreign currencies	(46,905)

Net assets	$1,879,681,788

Net assets by class:
Initial Class	$537,743,481
Service Class	1,341,938,307

Shares outstanding:
Initial Class	57,714,571
Service Class	91,392,764

Net asset value and offering price per share:
Initial Class	$9.32
Service Class	14.68

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$13,931,532
Interest income	8,497,894
Net income (loss) from securities lending	281,353
Withholding taxes on foreign income	(883,161)

Total investment income	21,827,618

Expenses:
Investment management fees	7,075,814
Distribution and service fees:
Service Class	1,740,307
Transfer agent costs	13,818
Trustees, CCO and deferred compensation fees	30,234
Audit and tax fees	30,034
Custody fees	525,075
Legal fees	86,680
Printing and shareholder reports fees	70,483
Dividends, interest and fees for borrowings from securities sold short	36,344
Other	25,668

Total expenses before waiver and/or reimbursement and recapture	9,634,457

Expenses waived and/or reimbursed:
Initial Class	(69,599)
Service Class	(182,892)

Net expenses	9,381,966

Net investment income (loss)	12,445,652

Net realized gain (loss) on:
Investments	41,698,379
Securities sold short	(121,777)
Written options and swaptions	2,283,827
Swap agreements	580,443
Futures contracts	(1,552,754)
Forward foreign currency contracts	1,631,406
Foreign currency transactions	1,129,679

Net realized gain (loss)	45,649,203

Net change in unrealized appreciation (depreciation) on:
Investments	(72,807,471)
Securities sold short	71,034
Written options and swaptions	(3,447,411)
Swap agreements	(4,040,981)
Futures contracts	(305,350)
Forward foreign currency contracts	(5,803,364)
Translation of assets and liabilities denominated in foreign currencies	(75,843)

Net change in unrealized appreciation (depreciation)	(86,409,386)

Net realized and change in unrealized gain (loss)	(40,760,183)

Net increase (decrease) in net assets resulting from operations	$(28,314,531)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$12,445,652	$21,015,521
Net realized gain (loss)	45,649,203	60,530,716
Net change in unrealized appreciation (depreciation)	(86,409,386)	157,271,728

Net increase (decrease) in net assets resulting from operations	(28,314,531)	238,817,965

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(9,877,765)
Service Class	—	(15,194,447)

Total dividends and/or distributions from net investment income	—	(25,072,212)

Net realized gains:

Capital share transactions:
Proceeds from shares sold:
Initial Class	25,005,575	36,131,875
Service Class	3,581,604	28,938,597

	28,587,179	65,070,472

Dividends and/or distributions reinvested:
Initial Class	—	9,877,765
Service Class	—	15,194,447

	—	25,072,212

Cost of shares redeemed:
Initial Class	(5,008,878)	(8,385,665)
Service Class	(84,347,798)	(92,479,829)

	(89,356,676)	(100,865,494)

Net increase (decrease) in net assets resulting from capital share transactions	(60,769,497)	(10,722,810)

Net increase (decrease) in net assets	(89,084,028)	203,022,943

Net assets:
Beginning of period/year	1,968,765,816	1,765,742,873

End of period/year	$1,879,681,788	$1,968,765,816

Undistributed (distributions in excess of) net investment income (loss)	$29,424,668	$16,979,016

Capital share transactions - shares:
Shares issued:
Initial Class	2,648,118	3,962,642
Service Class	239,620	2,064,710

	2,887,738	6,027,352

Shares reinvested:
Initial Class	—	1,092,673
Service Class	—	1,064,037

	—	2,156,710

Shares redeemed:
Initial Class	(532,567)	(965,363)
Service Class	(5,645,797)	(6,488,924)

	(6,178,364)	(7,454,287)

Net increase (decrease) in shares outstanding:
Initial Class	2,115,551	4,089,952
Service Class	(5,406,177)	(3,360,177)

	(3,290,626)	729,775

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$9.45		$8.47	$8.24		$9.92	$10.43		$9.39

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.12	0.11	(C)	0.10	0.11		0.27
Net realized and unrealized gain (loss)	(0.20)		1.05	0.28		(0.19)	0.11		1.08

Total investment operations	(0.13)		1.17	0.39		(0.09)	0.22		1.35

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.08)		(0.29)	(0.30)		(0.19)
Net realized gains	—		—	(0.08)		(1.30)	(0.43)		(0.12)

Total dividends and/or distributions to shareholders	—		(0.19)	(0.16)		(1.59)	(0.73)		(0.31)

Net asset value, end of period/year	$9.32		$9.45	$8.47		$8.24	$9.92		$10.43

Total return (D)	(1.38	)%(E)	13.75%	4.69%		(0.88)%	2.09%		14.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$537,744		$525,413	$436,406		$374,668	$122,871		$5,587
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.81	%(G)	0.84%	0.83%		0.82%	0.78%		0.10%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.79	%(G)	0.81%	0.81	%(C)	0.81%	0.77%		0.05%
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	0.79	%(G)	0.79%	0.80	%(C)	0.80%	0.77	%(H)	0.05%
Net investment income (loss) to average net assets (B)	1.49	%(G)	1.30%	1.35	%(C)	1.13%	1.08%		2.66%
Portfolio turnover rate (I)	72	%(E)	114%	120%		79%	47	%(J)	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Dividends and interest from securities sold short rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	Excludes investment securities received in-kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$14.91		$13.27	$12.82		$14.55	$14.98		$13.35

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.15	0.14	(C)	0.13	0.09		0.29
Net realized and unrealized gain (loss)	(0.32)		1.64	0.44		(0.31)	0.18		1.62

Total investment operations	(0.23)		1.79	0.58		(0.18)	0.27		1.91

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.05)		(0.25)	(0.27)		(0.16)
Net realized gains	—		—	(0.08)		(1.30)	(0.43)		(0.12)

Total dividends and/or distributions to shareholders	—		(0.15)	(0.13)		(1.55)	(0.70)		(0.28)

Net asset value, end of period/year	$14.68		$14.91	$13.27		$12.82	$14.55		$14.98

Total return (D)	(1.54	)%(E)	13.49%	4.56%		(1.23)%	1.74%		14.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,341,938		$1,443,353	$1,329,337		$1,234,334	$1,283,518		$1,321,781
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.07	%(G)	1.09%	1.08%		1.07%	0.83%		0.35%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.04	%(G)	1.06%	1.06	%(C)	1.06%	0.81%		0.30%
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	1.04	%(G)	1.04%	1.05	%(C)	1.05%	0.81	%(H)	0.30%
Net investment income (loss) to average net assets (B)	1.22	%(G)	1.05%	1.10	%(C)	0.90%	0.62%		2.06%
Portfolio turnover rate (I)	72	%(E)	114%	120%		79%	47	%(J)	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Dividends and interest from securities sold short rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	Excludes investment securities received in-kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Blackrock Global Allocation VP, Ltd. (the “Subsidiary”) entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary, in order that the aggregate total management fee paid by the Portfolio and its Subsidiary equals the amount of the management fee that would have been paid by the Portfolio to TAM had the Portfolio not invested assets in the Subsidiary. This management fee waiver, which is reflected in the Portfolio expense waiver and/or reimbursement on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

The following table reflects the net assets of the Subsidiary as a percentage of the Portfolio’s net assets at June 30, 2018:

Value	Percentage of Net Assets
$ 53,593,339	2.85%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2018. Open secured loan participations and assignments at June 30, 2018, if any, are included within the Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified in the Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Consolidated Statement of Operations. Net income from securities lending within the Consolidated Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolio investing in short sales is liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends and interest payable from securities sold short in the Consolidated Statement of Assets and Liabilities. The Portfolio also bears other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends and interest from securities sold short on the Statement of Operations.

Open short sale transactions at June 30, 2018, if any, are included within the Consolidated Schedule of Investments and are reflected as a liability in the Consolidated Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$8,933,553	$—	$—	$—	$8,933,553
Rights	555	—	—	—	555
Corporate Debt Securities	4,019,885	—	—	—	4,019,885
Total Securities Lending Transactions	$12,953,993	$—	$—	$—	$12,953,993
Total Borrowings	$12,953,993	$—	$—	$—	$12,953,993

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Consolidated Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2018, if any, are included within the Consolidated Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolio with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Consolidated Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Consolidated Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Consolidated Schedule of Investments. Unrealized appreciation (depreciation), as applicable, is shown in Unrealized appreciation or depreciation on forward foreign currency contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$4,337,021	$—	$—	$4,337,021
Centrally cleared swap agreements, at value (B) (C)	192,323	—	—	25,547	—	217,870
OTC swap agreements, at value	—	1,005,911	2,039,726	—	—	3,045,637
Net unrealized appreciation on futures contracts (B) (D)	—	—	100,583	—	—	100,583
Unrealized appreciation on forward foreign currency contracts	—	2,077,675	—	—	—	2,077,675
Total	$192,323	$3,083,586	$6,477,330	$25,547	$—	$9,778,786

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value	$—	$—	$(6,685,788)	$—	$—	$(6,685,788)
Centrally cleared swap agreements, at value	(1,939,501)	—	—	—	—	(1,939,501)
OTC swap agreements, at value	—	—	(2,420)	—	—	(2,420)
Net unrealized depreciation on futures contracts (B) (D)	—	—	(275,458)	—	—	(275,458)
Unrealized depreciation on forward foreign currency contracts	—	(5,830,541)	—	—	—	(5,830,541)
Total	$(1,939,501)	$(5,830,541)	$(6,963,666)	$—	$—	$(14,733,708)

(A)	Included within Investments, at value on the Consolidated Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(1,257,994)	$(1,903,085)	$3,421,708	$—	$—	$260,629
Written options and swaptions	(319,708)	814,278	1,789,257	—	—	2,283,827
Swap agreements	(133,256)	(370,465)	1,182,896	(98,732)	—	580,443
Futures contracts	—	—	(1,552,754)	—	—	(1,552,754)
Forward foreign currency contracts (B)	—	1,631,406	—	—	—	1,631,406
Total	$(1,710,958)	$172,134	$4,841,107	$(98,732)	$—	$3,203,551

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$841,672	$(448,962)	$(3,909,758)	$—	$—	$(3,517,048)
Written options and swaptions	(535,604)	(435,823)	(2,475,984)	—	—	(3,447,411)
Swap agreements	(2,188,268)	(291,012)	(1,619,905)	58,204	—	(4,040,981)
Futures contracts	—	—	(305,350)	—	—	(305,350)
Forward foreign currency contracts (D)	—	(5,803,364)	—	—	—	(5,803,364)
Total	$(1,882,200)	$(6,979,161)	$(8,310,997)	$58,204	$—	$(17,114,154)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$ 6,805,064	$ 200,785	$ (1,771,354)	$ (2,996,114)	$ 167,162,110	7,751	(39,153)	$ 137,514,594	$ 57,800,315	$ 13,979,769

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$1,650,989	$(712,273)	$(743,736)	$194,980	$712,273	$(712,273)	$—	$—
Barclays Bank PLC	179,673	(179,673)	—	—	1,796,854	(179,673)	—	1,617,181
BNP Paribas	2,718,522	(1,293,926)	(1,424,596)	—	1,293,926	(1,293,926)	—	—
Citibank N.A.	116,026	(116,026)	—	—	910,360	(116,026)	(1,960)	792,374
Deutsche Bank AG	639,279	(639,279)	—	—	1,765,369	(639,279)	—	1,126,090
Goldman Sachs & Co.	—	—	—	—	—	—	—	—
Goldman Sachs International	329,953	(329,953)	—	—	1,192,062	(329,953)	—	862,109
JPMorgan Chase Bank, N.A.	35,899	(35,899)	—	—	787,945	(35,899)	—	752,046
Morgan Stanley Capital Services Inc.	574,285	(574,285)	—	—	1,111,940	(574,285)	—	537,655
Societe Generale	173,961	(173,961)	—	—	338,961	(173,961)	—	165,000
UBS AG	3,040,978	(2,609,059)	(431,919)	—	2,609,059	(2,609,059)	—	—
Other Derivatives (C)	319,221	—	—	319,221	2,214,959	—	—	2,214,959

Total	$9,778,786	$(6,664,334)	$(2,600,251)	$514,201	$14,733,708	$(6,664,334)	$(1,960)	$8,067,414

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $3 billion	0.71%
Over $3 billion up to $5 billion	0.70
Over $5 billion	0.69

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Portfolio expense waiver and/or reimbursement on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2018, the amount waived was $252,491 for the Subsidiary, and are not subject to recapture.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2019
Service Class	1.15	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Consolidated Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Consolidated Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Consolidated Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Consolidated Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 414,377,971	$ 791,549,722	$ 526,684,644	$ 734,375,923

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,820,449,004	$ 165,360,367	$ (57,902,712)	$ 107,457,655

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period and in line with the median for the past 1- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$ 1,000.00	$ 996.50	$ 2.77	$ 1,022.00	$ 2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	49.8%
U.S. Equity Funds	37.6
International Equity Funds	12.4
Net Other Assets (Liabilities)	0.2
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 12.4%
iShares Edge MSCI Min Vol EAFE ETF	144,447	$ 10,275,960
iShares Edge MSCI Min Vol Emerging Markets ETF	49,159	2,843,356

		13,119,316

U.S. Equity Funds - 37.6%
iShares Edge MSCI Min Vol USA ETF	166,137	8,831,843
iShares Edge MSCI USA Momentum Factor ETF	79,923	8,767,553
iShares Edge MSCI USA Quality Factor ETF	105,821	8,830,762
iShares Edge MSCI USA Size Factor ETF	57,174	4,799,769
iShares Edge MSCI USA Value Factor ETF	104,416	8,625,806

		39,855,733

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Fund - 49.8%
iShares Core U.S. Aggregate Bond ETF	495,756	$ 52,708,778

Total Exchange-Traded Funds (Cost $101,624,696)		105,683,827

Total Investments (Cost $101,624,696)		105,683,827
Net Other Assets (Liabilities) - 0.2%		228,528

Net Assets - 100.0%		$ 105,912,355

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$105,683,827	$—	$—	$105,683,827

Total Investments	$105,683,827	$—	$—	$105,683,827

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $101,624,696)	$105,683,827
Cash	498,522
Receivables and other assets:
Shares of beneficial interest sold	72,346
Dividends	190,348
Prepaid expenses	253

Total assets	106,445,296

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	794
Investments purchased	480,799
Investment management fees	18,829
Distribution and service fees	19,988
Transfer agent costs	86
Trustees, CCO and deferred compensation fees	80
Audit and tax fees	8,723
Custody fees	1,651
Legal fees	684
Printing and shareholder reports fees	747
Other	560

Total liabilities	532,941

Net assets	$105,912,355

Net assets consist of:
Capital stock ($0.01 par value)	$92,527
Additional paid-in capital	99,348,299
Undistributed (distributions in excess of) net investment income (loss)	1,741,270
Accumulated net realized gain (loss)	671,128
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	4,059,131

Net assets	$105,912,355

Shares outstanding	9,252,656

Net asset value and offering price per share	$11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$997,690

Total investment income	997,690

Expenses:
Investment management fees	123,650
Distribution and service fees	103,042
Transfer agent costs	498
Trustees, CCO and deferred compensation fees	1,178
Audit and tax fees	8,667
Custody fees	8,006
Legal fees	2,371
Printing and shareholder reports fees	1,180
Other	803

Total expenses before waiver and/or reimbursement and recapture	249,395

Expense waived and/or reimbursed	(23,150)
Recapture of previously waived and/or reimbursed fees	4,569

Net expenses	230,814

Net investment income (loss)	766,876

Net realized gain (loss) on:
Unaffiliated investments	176,364

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,210,283)

Net realized and change in unrealized gain (loss)	(1,033,919)

Net increase (decrease) in net assets resulting from operations	$(267,043)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$766,876	$1,024,396
Net realized gain (loss)	176,364	534,655
Net change in unrealized appreciation (depreciation)	(1,210,283)	5,844,005

Net increase (decrease) in net assets resulting from operations	(267,043)	7,403,056

Dividends and/or distributions to shareholders:
Net investment income	—	(465,955)
Net realized gains	—	(96,404)

Total dividends and/or distributions to shareholders	—	(562,359)

Capital share transactions:
Proceeds from shares sold	37,918,124	24,319,436
Dividends and/or distributions reinvested	—	562,359
Cost of shares redeemed	(3,067,424)	(5,999,193)

Net increase (decrease) in net assets resulting from capital share transactions	34,850,700	18,882,602

Net increase (decrease) in net assets	34,583,657	25,723,299

Net assets:
Beginning of period/year	71,328,698	45,605,399

End of period/year	$105,912,355	$71,328,698

Undistributed (distributions in excess of) net investment income (loss)	$1,741,270	$974,394

Capital share transactions - shares:
Shares issued	3,311,433	2,266,179
Shares reinvested	—	51,451
Shares redeemed	(269,019)	(549,451)

Net increase (decrease) in shares outstanding	3,042,414	1,768,179

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$11.49		$10.27	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.10		0.18	0.20
Net realized and unrealized gain (loss)	(0.14)		1.14	0.07	(D)

Total investment operations	(0.04)		1.32	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	—
Net realized gains	—		(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.10)	—

Net asset value, end of period/year	$11.45		$11.49	$10.27

Total return (E)	(0.35	)%(F)	12.85%	2.70	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,912		$71,329	$45,605
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.61	%(H)	0.61%	0.79	%(H)
Including waiver and/or reimbursement and recapture	0.56	%(H)	0.56%	0.56	%(H)
Net investment income (loss) to average net assets (C)	1.86	%(H)	1.65%	2.52	%(H)
Portfolio turnover rate (I)	3	%(F)	9%	6	%(F)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rate:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2019

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2019. These amounts are not subject to recapture by TAM.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2016	2017	2018	Total
$ 23,561	$ 4,454	$ 2,541	$ 30,556
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 37,805,982	$ 2,461,117

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 101,624,696	$ 5,294,478	$ (1,235,347)	$ 4,059,131

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Smart Beta 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,004.10	$2.78	$1,022.00	$2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.4%
U.S. Fixed Income Fund	24.9
International Equity Funds	18.6
Net Other Assets (Liabilities)	0.1
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 18.6%
iShares Edge MSCI Min Vol EAFE ETF	101,531	$ 7,222,915
iShares Edge MSCI Min Vol Emerging Markets ETF	35,108	2,030,647

		9,253,562

U.S. Equity Funds - 56.4%
iShares Edge MSCI Min Vol USA ETF	116,709	6,204,250
iShares Edge MSCI USA Momentum Factor ETF	55,883	6,130,365
iShares Edge MSCI USA Quality Factor ETF	73,886	6,165,787
iShares Edge MSCI USA Size Factor ETF	41,467	3,481,163
iShares Edge MSCI USA Value Factor ETF	73,055	6,035,074

		28,016,639

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Fund - 24.9%
iShares Core U.S. Aggregate Bond ETF	116,116	$ 12,345,453

Total Exchange-Traded Funds (Cost $46,444,215)		49,615,654

Total Investments (Cost $46,444,215)		49,615,654
Net Other Assets (Liabilities) - 0.1%		64,334

Net Assets - 100.0%		$ 49,679,988

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$49,615,654	$—	$—	$49,615,654

Total Investments	$49,615,654	$—	$—	$49,615,654

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $46,444,215)	$49,615,654
Cash	141,252
Receivables and other assets:
Dividends	136,860
Prepaid expenses	153

Total assets	49,893,919

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	3,217
Investments purchased	182,116
Investment management fees	8,855
Distribution and service fees	9,612
Transfer agent costs	47
Trustees, CCO and deferred compensation fees	66
Audit and tax fees	8,419
Custody fees	712
Legal fees	344
Printing and shareholder reports fees	342
Other	201

Total liabilities	213,931

Net assets	$49,679,988

Net assets consist of:
Capital stock ($0.01 par value)	$40,795
Additional paid-in capital	45,163,599
Undistributed (distributions in excess of) net investment income (loss)	848,573
Accumulated net realized gain (loss)	455,582
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	3,171,439

Net assets	$49,679,988

Shares outstanding	4,079,507

Net asset value and offering price per share	$12.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$498,284

Total investment income	498,284

Expenses:
Investment management fees	61,009
Distribution and service fees	50,840
Transfer agent costs	268
Trustees, CCO and deferred compensation fees	601
Audit and tax fees	8,417
Custody fees	5,161
Legal fees	1,250
Printing and shareholder reports fees	647
Other	393

Total expenses before waiver and/or reimbursement and recapture	128,586

Expense waived and/or reimbursed	(14,703)

Net expenses	113,883

Net investment income (loss)	384,401

Net realized gain (loss) on:
Unaffiliated investments	229,120

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(569,441)

Net realized and change in unrealized gain (loss)	(340,321)

Net increase (decrease) in net assets resulting from operations	$44,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$384,401	$479,431
Net realized gain (loss)	229,120	247,469
Net change in unrealized appreciation (depreciation)	(569,441)	3,782,164

Net increase (decrease) in net assets resulting from operations	44,080	4,509,064

Dividends and/or distributions to shareholders:
Net investment income	—	(137,263)
Net realized gains	—	(39,097)

Total dividends and/or distributions to shareholders	—	(176,360)

Capital share transactions:
Proceeds from shares sold	13,095,614	24,569,698
Dividends and/or distributions reinvested	—	176,360
Cost of shares redeemed	(2,512,773)	(2,498,189)

Net increase (decrease) in net assets resulting from capital share transactions	10,582,841	22,247,869

Net increase (decrease) in net assets	10,626,921	26,580,573

Net assets:
Beginning of period/year	39,053,067	12,472,494

End of period/year	$49,679,988	$39,053,067

Undistributed (distributions in excess of) net investment income (loss)	$848,573	$464,172

Capital share transactions - shares:
Shares issued	1,070,210	2,222,980
Shares reinvested	—	15,635
Shares redeemed	(210,486)	(224,779)

Net increase (decrease) in shares outstanding	859,724	2,013,836

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$12.13		$10.34	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.11		0.19	0.23
Net realized and unrealized gain (loss)	(0.06)		1.66	0.11	(D)

Total investment operations	0.05		1.85	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	—
Net realized gains	—		(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.06)	—

Net asset value, end of period/year	$12.18		$12.13	$10.34

Total return (E)	0.41	%(F)	17.96%	3.40	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,680		$39,053	$12,472
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.67%	1.33	%(H)
Including waiver and/or reimbursement and recapture	0.56	%(H)	0.56%	0.56	%(H)
Net investment income (loss) to average net assets (C)	1.89	%(H)	1.70%	2.87	%(H)
Portfolio turnover rate (I)	5	%(F)	10%	11	%(F)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rate:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2019

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2019. These amounts are not subject to recapture by TAM.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2016	2017	2018	Total
$ 30,640	$ 15,943	$ 4,535	$ 51,118

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 13,037,537	$ 2,098,768

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 46,444,215	$ 3,408,943	$ (237,504)	$ 3,171,439

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Smart Beta 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,003.00	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,001.90	1.94	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	36.4%
U.S. Fixed Income Funds	26.1
U.S. Mixed Allocation Fund	20.7
International Equity Fund	9.1
International Mixed Allocation Fund	7.4
Repurchase Agreement	0.4
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.6%
International Equity Fund - 1.9%
WisdomTree Japan Hedged Equity Fund	548,983	$ 29,634,102

U.S. Equity Fund - 1.4%
SPDR S&P 500 ETF Trust	76,472	20,745,324

U.S. Fixed Income Fund - 1.3%
Vanguard Total Bond Market ETF	251,509	19,916,998

Total Exchange-Traded Funds (Cost $71,579,057)		70,296,424

INVESTMENT COMPANIES - 95.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	79,640	429,795

International Equity Fund - 7.2%
Transamerica Greystone International Growth VP (F) (G)	11,737,181	110,564,242

International Mixed Allocation Fund - 7.4%
Transamerica Blackrock Global Allocation VP (F) (G)	12,200,333	113,707,100

U.S. Equity Funds - 35.0%
Transamerica Barrow Hanley Dividend Focused VP (F) (G)	3,581,838	89,331,041
Transamerica Jennison Growth VP (F) (G)	9,048,428	108,128,711
Transamerica JPMorgan Enhanced Index VP (F) (G)	9,301,444	204,445,746
Transamerica JPMorgan Mid Cap Value VP (F) (G)	3,308,470	55,714,639
Transamerica WMC US Growth VP (F) (G)	2,422,373	77,879,293

		535,499,430

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 24.8%
Transamerica JPMorgan Core Bond VP (F) (G)	18,064,818	$ 229,965,137
Transamerica Short-Term Bond (F) (H)	15,067,301	149,015,605

		378,980,742

U.S. Mixed Allocation Fund - 20.7%
Transamerica PIMCO Total Return VP (F) (G)	27,900,482	316,670,467

Total Investment Companies (Cost $1,414,306,352)		1,455,851,776

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.90% (I), dated 06/29/2018, to be repurchased at $6,390,889 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $6,521,498.	$ 6,390,409	6,390,409

Total Repurchase Agreement (Cost $6,390,409)		6,390,409

Total Investments (Cost $1,492,275,818)		1,532,538,609
Net Other Assets (Liabilities) - (0.1)%		(1,293,521)

Net Assets - 100.0%		$ 1,531,245,088

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$70,296,424	$—	$—	$70,296,424
Investment Companies	1,455,421,981	—	—	1,455,421,981
Repurchase Agreement	—	6,390,409	—	6,390,409

Total	$1,525,718,405	$6,390,409	$—	$1,532,108,814

Investment Companies Measured at Net Asset Value (E)				429,795

Total Investments				$1,532,538,609

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Illiquid security. At June 30, 2018, the value of such securities amounted to $429,795 or less than 0.1% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At June 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$429,795	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$91,874,146	$—	$—	$—	$(2,543,105)	$89,331,041	3,581,838	$—	$—
Transamerica Blackrock Global Allocation VP	115,293,143	—	—	—	(1,586,043)	113,707,100	12,200,333	—	—
Transamerica Global Allocation Liquidating Trust	444,568	—	—	—	(14,774)	429,795	79,640	—	—
Transamerica Greystone International Growth VP	100,770,559	86,000,000	(70,600,000)	12,831,829	(18,438,146)	110,564,242	11,737,181	—	—
Transamerica Jennison Growth VP	97,451,567	—	—	—	10,677,145	108,128,711	9,048,428	—	—
Transamerica JPMorgan Core Bond VP	274,121,272	27,800,000	(67,500,000)	(18,979)	(4,437,156)	229,965,137	18,064,818	—	—
Transamerica JPMorgan Enhanced Index VP	182,355,976	99,500,000	(84,600,000)	22,588,950	(15,399,180)	204,445,746	9,301,444	—	—
Transamerica JPMorgan Mid Cap Value VP	55,846,978	—	—	—	(132,339)	55,714,639	3,308,470	—	—
Transamerica PIMCO Total Return VP	362,921,872	27,800,001	(67,500,000)	(3,721,241)	(2,830,165)	316,670,467	27,900,482	—	—
Transamerica Short-Term Bond	223,546,275	50,240,972	(122,500,000)	(1,275,918)	(995,724)	149,015,605	15,067,301	2,520,495	—
Transamerica WMC US Growth VP	70,854,411	—	—	—	7,024,882	77,879,293	2,422,373	—	—

Total	$1,575,480,767	$291,340,973	$(412,700,000)	$30,404,641	$(28,674,605)	$1,455,851,776	112,712,308	$2,520,495	$—

(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(H)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(I)	Rate disclosed reflects the yield at June 30, 2018.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $1,414,306,352)	$1,455,851,776
Unaffiliated investments, at value (cost $71,579,057)	70,296,424
Repurchase agreement, at value (cost $6,390,409)	6,390,409
Receivables and other assets:
Shares of beneficial interest sold	9,499
Interest	160
Dividends	462,692
Net income from securities lending	204
Prepaid expenses	5,254

Total assets	1,533,016,418

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	827,449
Investments purchased	321,811
Investment management fees	151,479
Distribution and service fees	302,694
Transfer agent costs	3,471
Trustees, CCO and deferred compensation fees	5,897
Audit and tax fees	22,637
Custody fees	2,336
Legal fees	19,514
Printing and shareholder reports fees	67,842
Other	46,200

Total liabilities	1,771,330

Net assets	$1,531,245,088

Net assets consist of:
Capital stock ($0.01 par value)	$959,242
Additional paid-in capital	1,374,540,839
Undistributed (distributions in excess of) net investment income (loss)	15,664,267
Accumulated net realized gain (loss)	99,817,949
Net unrealized appreciation (depreciation) on:
Affiliated investments	41,545,424
Unaffiliated investments	(1,282,633)

Net assets	$1,531,245,088

Net assets by class:
Initial Class	$27,192,279
Service Class	1,504,052,809

Shares outstanding:
Initial Class	2,719,506
Service Class	93,204,681

Net asset value and offering price per share:
Initial Class	$10.00
Service Class	16.14

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,520,495
Dividend income from unaffiliated investments	1,026,407
Interest income from unaffiliated investments	15,882
Net income (loss) from securities lending	9,306

Total investment income	3,572,090

Expenses:
Investment management fees	959,908
Distribution and service fees:
Service Class	1,923,144
Transfer agent costs	11,444
Trustees, CCO and deferred compensation fees	24,898
Audit and tax fees	21,585
Custody fees	11,966
Legal fees	48,851
Printing and shareholder reports fees	34,311
Other	17,559

Total expenses	3,053,666

Net investment income (loss)	518,424

Net realized gain (loss) on:
Affiliated investments	30,404,641
Unaffiliated investments	4,787,423

Net realized gain (loss)	35,192,064

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(28,674,605)
Unaffiliated investments	(3,707,179)

Net change in unrealized appreciation (depreciation)	(32,381,784)

Net realized and change in unrealized gain (loss)	2,810,280

Net increase (decrease) in net assets resulting from operations	$3,328,704

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$518,424	$15,200,816
Net realized gain (loss)	35,192,064	68,614,003
Net change in unrealized appreciation (depreciation)	(32,381,784)	95,383,548

Net increase (decrease) in net assets resulting from operations	3,328,704	179,198,367

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(749,127)
Service Class	—	(23,355,868)

Total dividends and/or distributions from net investment income	—	(24,104,995)

Net realized gains:
Initial Class	—	(727,426)
Service Class	—	(26,407,489)

Total dividends and/or distributions from net realized gains	—	(27,134,915)

Total dividends and/or distributions to shareholders	—	(51,239,910)

Capital share transactions:
Proceeds from shares sold:
Initial Class	433,814	864,770
Service Class	3,450,092	14,225,294

	3,883,906	15,090,064

Dividends and/or distributions reinvested:
Initial Class	—	1,476,553
Service Class	—	49,763,357

	—	51,239,910

Cost of shares redeemed:
Initial Class	(1,533,112)	(3,279,519)
Service Class	(105,905,264)	(143,793,808)

	(107,438,376)	(147,073,327)

Net increase (decrease) in net assets resulting from capital share transactions	(103,554,470)	(80,743,353)

Net increase (decrease) in net assets	(100,225,766)	47,215,104

Net assets:
Beginning of period/year	1,631,470,854	1,584,255,750

End of period/year	$1,531,245,088	$1,631,470,854

Undistributed (distributions in excess of) net investment income (loss)	$15,664,267	$15,145,843

Capital share transactions - shares:
Shares issued:
Initial Class	43,295	87,494
Service Class	214,612	925,235

	257,907	1,012,729

Shares reinvested:
Initial Class	—	154,290
Service Class	—	3,214,687

	—	3,368,977

Shares redeemed:
Initial Class	(153,176)	(334,697)
Service Class	(6,552,071)	(9,173,665)

	(6,705,247)	(9,508,362)

Net increase (decrease) in shares outstanding:
Initial Class	(109,881)	(92,913)
Service Class	(6,337,459)	(5,033,743)

	(6,447,340)	(5,126,656)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.97		$9.40	$9.80		$10.93	$10.91	$10.11

Investment operations:
Net investment income (loss) (A) (B)	0.02		0.12	0.17	(C)	0.27	0.31	0.23
Net realized and unrealized gain (loss)	0.01		0.98	0.34		(0.27)	0.26	1.02

Total investment operations	0.03		1.10	0.51		—	0.57	1.25

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.39)		(0.32)	(0.23)	(0.22)
Net realized gains	—		(0.26)	(0.52)		(0.81)	(0.32)	(0.23)

Total dividends and/or distributions to shareholders	—		(0.53)	(0.91)		(1.13)	(0.55)	(0.45)

Net asset value, end of period/year	$10.00		$9.97	$9.40		$9.80	$10.93	$10.91

Total return (D)	0.30	%(E)	12.02%	5.16%		0.06%	5.35%	12.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,192		$28,202	$27,478		$27,879	$30,241	$5,063
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.14	%(G)	0.14%	0.14%		0.14%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.14	%(G)	0.14%	0.14	%(C)	0.14%	0.15%	0.15%
Net investment income (loss) to average net assets (B)	0.31	%(G)	1.18%	1.78	%(C)	2.57%	2.85%	2.19%
Portfolio turnover rate (H)	25	%(E)	15%	18%		8%	44%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$16.11		$14.89	$15.02		$16.14	$15.87	$14.53

Investment operations:
Net investment income (loss) (A) (B)	0.00	(C)	0.15	0.23	(D)	0.37	0.32	0.29
Net realized and unrealized gain (loss)	0.03		1.56	0.51		(0.39)	0.48	1.48

Total investment operations	0.03		1.71	0.74		(0.02)	0.80	1.77

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.35)		(0.29)	(0.21)	(0.20)
Net realized gains	—		(0.26)	(0.52)		(0.81)	(0.32)	(0.23)

Total dividends and/or distributions to shareholders	—		(0.49)	(0.87)		(1.10)	(0.53)	(0.43)

Net asset value, end of period/year	$16.14		$16.11	$14.89		$15.02	$16.14	$15.87

Total return (E)	0.19	%(F)	11.68%	4.91%		(0.12)%	5.07%	12.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,504,053		$1,603,269	$1,556,778		$1,509,931	$1,496,764	$1,156,614
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.39	%(H)	0.39%	0.39%		0.39%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.39	%(H)	0.39%	0.39	%(D)	0.39%	0.40%	0.40%
Net investment income (loss) to average net assets (B)	0.06	%(H)	0.93%	1.53	%(D)	2.35%	1.99%	1.90%
Portfolio turnover rate (I)	25	%(F)	15%	18%		8%	44%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.13%
Over $1 billion	0.11

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 402,378,465	$ 507,911,913

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,492,275,818	$ 71,634,188	$ (31,371,397)	$ 40,262,791

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$980.20	$4.62	$1,020.10	$4.71	0.94%
Service Class	1,000.00	978.90	5.84	1,018.90	5.96	1.19

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULES OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	1.6
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 5.7%
Goodman Group, REIT	212,399	$ 1,512,128
LendLease Group	353,398	5,180,953
Mirvac Group, REIT	2,918,694	4,687,156
Scentre Group, REIT	1,006,533	3,270,044

		14,650,281

Belgium - 0.6%
Warehouses de Pauw CVA, REIT	12,918	1,635,284

Canada - 0.5%
First Capital Realty, Inc. (A)	81,300	1,277,647

Germany - 3.6%
Deutsche EuroShop AG	40,115	1,417,569
LEG Immobilien AG	13,449	1,461,890
Vonovia SE	133,741	6,366,009

		9,245,468

Hong Kong - 9.9%
China Overseas Land & Investment, Ltd.	400,000	1,317,936
China Resources Land, Ltd.	392,000	1,321,556
CK Asset Holdings, Ltd.	1,302,380	10,341,883
Hongkong Land Holdings, Ltd.	913,538	6,531,797
Link REIT	102,500	936,082
Sun Hung Kai Properties, Ltd.	185,472	2,799,006
Wheelock & Co., Ltd.	338,000	2,354,402

		25,602,662

Ireland - 0.7%
Green REIT PLC	546,168	943,966
Hibernia REIT PLC	548,301	960,459

		1,904,425

Japan - 13.6%
AEON REIT Investment Corp.	1,237	1,426,770
Fukuoka REIT Corp.	637	1,010,317
Hulic Co., Ltd. (A)	395,698	4,228,070
Japan Hotel REIT Investment Corp.	2,966	2,223,529
Kenedix Office Investment Corp., REIT	325	2,019,600
LaSalle Logiport REIT	538	533,554
Mitsui Fudosan Co., Ltd.	533,994	12,897,078
Nippon Prologis REIT, Inc.	1,433	2,974,334
Nomura Real Estate Holdings, Inc.	99,015	2,198,246
Orix JREIT, Inc.	2,074	3,313,829
Tokyo Tatemono Co., Ltd.	185,600	2,549,768

		35,375,095

Luxembourg - 0.8%
Grand City Properties SA	83,258	2,162,366

Norway - 0.5%
Entra ASA (B)	100,371	1,370,429

Singapore - 3.2%
CapitaLand, Ltd.	2,082,228	4,829,241
City Developments, Ltd.	274,031	2,198,282
Mapletree North Asia Commercial Trust, REIT	1,642,100	1,373,940

		8,401,463

Spain - 1.3%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	72,206	1,537,193
Inmobiliaria Colonial Socimi SA, REIT (A)	43,191	477,400

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Merlin Properties Socimi SA, REIT	91,166	$ 1,326,005

		3,340,598

Sweden - 3.3%
Castellum AB	213,142	3,454,106
Fabege AB	225,414	2,689,843
Kungsleden AB	147,761	1,019,525
Wihlborgs Fastigheter AB	109,548	1,267,597

		8,431,071

United Kingdom - 5.2%
Grainger PLC	302,041	1,227,746
Hammerson PLC, REIT	623,911	4,303,124
Land Securities Group PLC, REIT	156,856	1,980,886
Segro PLC, REIT	223,517	1,974,641
Tritax Big Box REIT PLC	801,734	1,649,560
UNITE Group PLC, REIT	210,246	2,389,036

		13,524,993

United States - 50.0%
Alexandria Real Estate Equities, Inc., REIT	53,810	6,789,208
American Campus Communities, Inc., REIT	39,385	1,688,829
Brixmor Property Group, Inc., REIT	228,501	3,982,772
Columbia Property Trust, Inc., REIT	91,843	2,085,755
Cousins Properties, Inc., REIT	326,792	3,166,614
CubeSmart, REIT	138,737	4,470,106
CyrusOne, Inc., REIT	73,274	4,276,271
Douglas Emmett, Inc., REIT	98,623	3,962,672
Duke Realty Corp., REIT	89,796	2,606,778
Equinix, Inc., REIT	23,712	10,193,552
Equity Residential, REIT	64,919	4,134,691
Essex Property Trust, Inc., REIT	52,107	12,457,220
Extra Space Storage, Inc., REIT	95,754	9,557,207
Hilton Worldwide Holdings, Inc.	123,934	9,810,615
Hudson Pacific Properties, Inc., REIT	102,216	3,621,513
Invitation Homes, Inc., REIT	183,864	4,239,904
Iron Mountain, Inc., REIT	43,526	1,523,845
Macerich Co., REIT	70,853	4,026,576
Piedmont Office Realty Trust, Inc., Class A, REIT	94,592	1,885,219
Prologis, Inc., REIT	120,480	7,914,331
Regency Centers Corp., REIT	57,185	3,550,045
Simon Property Group, Inc., REIT	67,850	11,547,392
SL Green Realty Corp., REIT	11,389	1,144,936
Sun Communities, Inc., REIT	17,722	1,734,629
Taubman Centers, Inc., REIT	61,363	3,605,690
VICI Properties, Inc., REIT	268,502	5,541,881

		129,518,251

Total Common Stocks (Cost $251,188,273)		256,440,033

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	4,238,973	4,238,973

Total Securities Lending Collateral (Cost $4,238,973)		4,238,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $1,026,748 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $1,049,089.

$ 1,026,671	$ 1,026,671

Total Repurchase Agreement (Cost $1,026,671)	1,026,671

Total Investments (Cost $256,453,917)	261,705,677
Net Other Assets (Liabilities) - (0.9)%	(2,436,911)

Net Assets - 100.0%	$ 259,268,766

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	62.7%	$164,166,473
Real Estate Management & Development	31.5	82,462,945
Hotels, Restaurants & Leisure	3.8	9,810,615

Investments, at Value	98.0	256,440,033
Short-Term Investments	2.0	5,265,644

Total Investments	100.0%	$261,705,677

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$130,795,898	$125,644,135	$—	$256,440,033
Securities Lending Collateral	4,238,973	—	—	4,238,973
Repurchase Agreement	—	1,026,671	—	1,026,671

Total Investments	$135,034,871	$126,670,806	$—	$261,705,677

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,025,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of the 144A security is $1,370,429, representing 0.5% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $255,427,246) (including securities loaned of $4,025,493)	$260,679,006
Repurchase agreement, at value (cost $1,026,671)	1,026,671
Foreign currency, at value (cost $130,717)	130,313
Receivables and other assets:
Shares of beneficial interest sold	153,888
Investments sold	1,542,317
Interest	26
Dividends	830,637
Tax reclaims	64,666
Net income from securities lending	456
Prepaid expenses	657

Total assets	264,428,637

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	18,326
Investments purchased	589,639
Investment management fees	169,615
Distribution and service fees	18,353
Transfer agent costs	1,117
Trustees, CCO and deferred compensation fees	1,312
Audit and tax fees	11,178
Custody fees	54,574
Legal fees	7,759
Printing and shareholder reports fees	42,123
Other	6,902
Collateral for securities on loan	4,238,973

Total liabilities	5,159,871

Net assets	$259,268,766

Net assets consist of:
Capital stock ($0.01 par value)	$198,078
Additional paid-in capital	289,862,636
Undistributed (distributions in excess of) net investment income (loss)	18,275,384
Accumulated net realized gain (loss)	(54,318,885)
Net unrealized appreciation (depreciation) on:
Investments	5,251,760
Translation of assets and liabilities denominated in foreign currencies	(207)

Net assets	$259,268,766

Net assets by class:
Initial Class	$167,545,001
Service Class	91,723,765
Shares outstanding:
Initial Class	12,998,693
Service Class	6,809,143

Net asset value and offering price per share:
Initial Class	$12.89
Service Class	13.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$5,367,589
Interest income	6,780
Net income (loss) from securities lending	21,502
Withholding taxes on foreign income	(221,030)

Total investment income	5,174,841

Expenses:
Investment management fees	1,076,316
Distribution and service fees:
Service Class	116,118
Transfer agent costs	2,045
Trustees, CCO and deferred compensation fees	4,374
Audit and tax fees	10,937
Custody fees	106,733
Legal fees	10,980
Printing and shareholder reports fees	19,699
Other	7,204

Total expenses before waiver and/or reimbursement and recapture	1,354,406

Expenses waived and/or reimbursed:
Initial Class	(8,978)
Service Class	(4,998)

Net expenses	1,340,430

Net investment income (loss)	3,834,411

Net realized gain (loss) on:
Investments	(3,554,814)
Foreign currency transactions	(91,484)

Net realized gain (loss)	(3,646,298)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,802,977)
Translation of assets and liabilities denominated in foreign currencies	(2,774)

Net change in unrealized appreciation (depreciation)	(5,805,751)

Net realized and change in unrealized gain (loss)	(9,452,049)

Net increase (decrease) in net assets resulting from operations	$(5,617,638)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$3,834,411	$5,909,467
Net realized gain (loss)	(3,646,298)	8,536,420
Net change in unrealized appreciation (depreciation)	(5,805,751)	22,615,749

Net increase (decrease) in net assets resulting from operations	(5,617,638)	37,061,636

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(11,198,131)
Service Class	—	(3,150,035)

Total dividends and/or distributions from net investment income	—	(14,348,166)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,119,124	4,976,952
Service Class	849,613	3,808,026

	2,968,737	8,784,978

Dividends and/or distributions reinvested:
Initial Class	—	11,198,131
Service Class	—	3,150,035

	—	14,348,166

Cost of shares redeemed:
Initial Class	(8,151,436)	(224,872,956)
Service Class	(6,730,757)	(10,088,453)

	(14,882,193)	(234,961,409)

Net increase (decrease) in net assets resulting from capital share transactions	(11,913,456)	(211,828,265)

Net increase (decrease) in net assets	(17,531,094)	(189,114,795)

Net assets:
Beginning of period/year	276,799,860	465,914,655

End of period/year	$259,268,766	$276,799,860

Undistributed (distributions in excess of) net investment income (loss)	$18,275,384	$14,440,973

Capital share transactions - shares:
Shares issued:
Initial Class	166,856	392,236
Service Class	64,027	288,106

	230,883	680,342

Shares reinvested:
Initial Class	—	898,726
Service Class	—	241,567

	—	1,140,293

Shares redeemed:
Initial Class	(638,537)	(17,994,718)
Service Class	(504,845)	(761,337)

	(1,143,382)	(18,756,055)

Net increase (decrease) in shares outstanding:
Initial Class	(471,681)	(16,703,756)
Service Class	(440,818)	(231,664)

	(912,499)	(16,935,420)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.15		$12.26	$12.39		$13.06	$11.67	$11.92

Investment operations:
Net investment income (loss) (A)	0.19		0.22	0.31	(B)	0.22	0.24	0.23
Net realized and unrealized gain (loss)	(0.45)		1.14	(0.22)		(0.30)	1.34	0.20

Total investment operations	(0.26)		1.36	0.09		(0.08)	1.58	0.43

Dividends and/or distributions to shareholders:
Net investment income	—		(0.47)	(0.22)		(0.59)	(0.19)	(0.68)

Net asset value, end of period/year	$12.89		$13.15	$12.26		$12.39	$13.06	$11.67

Total return (C)	(1.98	)%(D)	11.32%	0.62%		(0.60)%	13.56%	3.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,545		$177,075	$370,080		$274,688	$452,444	$329,290
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(E)	0.92%	0.89%		0.89%	0.90%	0.90%
Including waiver and/or reimbursement and recapture	0.94	%(E)	0.92%	0.87	%(B)	0.89%	0.90%	0.90%
Net investment income (loss) to average net assets	3.05	%(E)	1.66%	2.45	%(B)	1.66%	1.90%	1.93%
Portfolio turnover rate	89	%(D)	119%	46%		56%	30%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.76		$12.81	$12.93		$13.61	$12.16	$12.39

Investment operations:
Net investment income (loss) (A)	0.18		0.16	0.31	(B)	0.19	0.22	0.21
Net realized and unrealized gain (loss)	(0.47)		1.23	(0.24)		(0.31)	1.40	0.22

Total investment operations	(0.29)		1.39	0.07		(0.12)	1.62	0.43

Dividends and/or distributions to shareholders:
Net investment income	—		(0.44)	(0.19)		(0.56)	(0.17)	(0.66)

Net asset value, end of period/year	$13.47		$13.76	$12.81		$12.93	$13.61	$12.16

Total return (C)	(2.11	)%(D)	11.01%	0.42%		(0.87)%	13.29%	3.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$91,724		$99,725	$95,835		$102,053	$106,430	$79,667
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(E)	1.17%	1.14%		1.14%	1.15%	1.15%
Including waiver and/or reimbursement and recapture	1.19	%(E)	1.17%	1.13	%(B)	1.14%	1.15%	1.15%
Net investment income (loss) to average net assets	2.78	%(E)	1.23%	2.33	%(B)	1.38%	1.67%	1.64%
Portfolio turnover rate	89	%(D)	119%	46%		56%	30%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $44,389.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,238,973	$—	$—	$—	$4,238,973
Total Borrowings	$4,238,973	$—	$—	$—	$4,238,973

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.830%
Over $250 million up to $500 million	0.805
Over $500 million up to $1 billion	0.730
Over $1 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	1.00%	May 1, 2019
Service Class	1.25	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 234,194,723	$ —	$ 241,291,465	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 256,453,917	$ 10,116,737	$ (4,864,977)	$ 5,251,760

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and CBRE Clarion Securities, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Clarion Global Real Estate Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$950.60	$4.64	$1,020.00	$4.81	0.96%
Service Class	1,000.00	949.60	5.85	1,018.80	6.06	1.21

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	1.2
Net Other Assets (Liabilities)	1.0
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 3.4%
Northern Star Resources, Ltd.	1,226,774	$ 6,591,166
Westpac Banking Corp.	552,326	11,976,342

		18,567,508

China - 7.2%
ANTA Sports Products, Ltd.	2,853,000	15,109,380
NetEase, Inc., ADR	29,258	7,392,619
Tencent Holdings, Ltd.	168,300	8,447,606
YY, Inc., ADR (B)	86,750	8,715,773

		39,665,378

Denmark - 1.0%
Topdanmark A/S	127,636	5,589,620

Finland - 1.5%
Neste OYJ	104,600	8,208,607

France - 10.8%
AXA SA	637,704	15,650,096
TOTAL SA	260,509	15,883,452
Valeo SA	221,511	12,111,423
Vinci SA	163,266	15,702,926

		59,347,897

Germany - 4.0%
Bayerische Motoren Werke AG	136,007	12,329,893
Henkel AG & Co. KGaA	88,176	9,808,077

		22,137,970

Ireland - 5.4%
Kingspan Group PLC	314,659	15,756,633
Smurfit Kappa Group PLC	340,146	13,783,621

		29,540,254

Japan - 24.6%
Asahi Group Holdings, Ltd.	265,200	13,586,365
Daito Trust Construction Co., Ltd.	52,100	8,475,103
Haseko Corp.	952,300	13,168,688
Isuzu Motors, Ltd.	459,300	6,104,502
Koito Manufacturing Co., Ltd.	164,500	10,876,033
Minebea Mitsumi, Inc.	592,400	10,027,165
Nidec Corp.	88,900	13,349,253
Nippon Telegraph & Telephone Corp.	284,700	12,949,909
Nitori Holdings Co., Ltd.	60,700	9,473,838
SoftBank Group Corp.	191,600	13,797,830
Sugi Holdings Co., Ltd.	126,100	7,300,736
Sumitomo Mitsui Financial Group, Inc.	404,400	15,728,189

		134,837,611

Luxembourg - 1.7%
Aroundtown SA	1,109,315	9,113,548

Netherlands - 2.2%
Euronext NV (C)	195,072	12,403,987

Norway - 6.4%
DNB ASA	835,016	16,332,556
Equinor ASA	701,238	18,632,291

		34,964,847

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	199,000	8,329,610

Spain - 2.1%
Banco Santander SA	2,174,431	11,660,468

	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.8%
Atlas Copco AB, B Shares	439,070	$ 11,502,808
Epiroc AB (B)	439,070	4,019,733

		15,522,541

Switzerland - 5.3%
Roche Holding AG	62,017	13,811,824
Swiss Life Holding AG (B)	43,942	15,308,482

		29,120,306

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	283,260	10,355,986

United Kingdom - 13.8%
Ashtead Group PLC	484,990	14,548,695
Barratt Developments PLC	1,015,428	6,906,935
Beazley PLC	1,377,327	10,651,886
British American Tobacco PLC	278,599	14,082,188
Compass Group PLC	688,512	14,706,727
GlaxoSmithKline PLC	732,911	14,797,138

		75,693,569

United States - 2.2%
Shire PLC	213,683	12,027,651

Total Common Stocks (Cost $561,417,384)		537,087,358

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.90% (D), dated 06/29/2018, to be repurchased at $6,348,157 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $6,476,104.	$ 6,347,681	6,347,681

Total Repurchase Agreement (Cost $6,347,681)		6,347,681

Total Investments (Cost $567,765,065)		543,435,039
Net Other Assets (Liabilities) - 1.0%		5,303,669

Net Assets - 100.0%		$ 548,738,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.3%	$55,697,555
Insurance	8.7	47,200,084
Oil, Gas & Consumable Fuels	7.9	42,724,350
Pharmaceuticals	5.3	28,608,962
Machinery	4.7	25,549,706
Internet Software & Services	4.5	24,555,998
Auto Components	4.2	22,987,456
Household Durables	3.7	20,075,623
Automobiles	3.4	18,434,395
Real Estate Management & Development	3.2	17,588,651
Building Products	2.9	15,756,633
Construction & Engineering	2.9	15,702,926
Textiles, Apparel & Luxury Goods	2.8	15,109,380
Hotels, Restaurants & Leisure	2.7	14,706,727
Trading Companies & Distributors	2.7	14,548,695
Tobacco	2.6	14,082,188
Wireless Telecommunication Services	2.5	13,797,830
Containers & Packaging	2.5	13,783,621
Beverages	2.5	13,586,365
Electrical Equipment	2.5	13,349,253
Diversified Telecommunication Services	2.4	12,949,909
Capital Markets	2.3	12,403,987
Biotechnology	2.2	12,027,651
Semiconductors & Semiconductor Equipment	1.9	10,355,986
Household Products	1.8	9,808,077
Specialty Retail	1.7	9,473,838
Technology Hardware, Storage & Peripherals	1.5	8,329,610
Food & Staples Retailing	1.3	7,300,736
Metals & Mining	1.2	6,591,166

Investments, at Value	98.8	537,087,358
Short-Term Investments	1.2	6,347,681

Total Investments	100.0%	$543,435,039

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$26,464,378	$510,622,980	$—	$537,087,358
Repurchase Agreement	—	6,347,681	—	6,347,681

Total Investments	$26,464,378	$516,970,661	$—	$543,435,039

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(B)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of the 144A security is $12,403,987, representing 2.3% of the Portfolio’s net assets.
(D)	Rate disclosed reflects the yield at June 30, 2018.
(E)	Percentage rounds to less than 0.1% or (0.1)%.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $561,417,384)	$537,087,358
Repurchase agreement, at value (cost $6,347,681)	6,347,681
Foreign currency, at value (cost $2,283,229)	2,274,704
Receivables and other assets:
Shares of beneficial interest sold	561,837
Investments sold	39,943
Interest	158
Dividends	1,552,609
Tax reclaims	1,418,554
Prepaid expenses	2,226

Total assets	549,285,070

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	78,142
Investment management fees	343,382
Distribution and service fees	27,703
Transfer agent costs	576
Trustees, CCO and deferred compensation fees	1,866
Audit and tax fees	17,624
Custody fees	37,467
Legal fees	4,968
Printing and shareholder reports fees	27,356
Other	7,278

Total liabilities	546,362

Net assets	$548,738,708

Net assets consist of:
Capital stock ($0.01 par value)	$585,440
Additional paid-in capital	472,837,792
Undistributed (distributions in excess of) net investment income (loss)	10,994,916
Accumulated net realized gain (loss)	88,661,464
Net unrealized appreciation (depreciation) on:
Investments	(24,330,026)
Translation of assets and liabilities denominated in foreign currencies	(10,878)

Net assets	$548,738,708

Net assets by class:
Initial Class	$412,857,554
Service Class	135,881,154

Shares outstanding:
Initial Class	43,831,537
Service Class	14,712,497

Net asset value and offering price per share:
Initial Class	$9.42
Service Class	9.24
STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$10,683,565
Interest income	38,808
Net income (loss) from securities lending	19,352
Withholding taxes on foreign income	(1,209,881)

Total investment income	9,531,844

Expenses:
Investment management fees	2,458,697
Distribution and service fees:
Service Class	178,182
Transfer agent costs	3,974
Trustees, CCO and deferred compensation fees	8,610
Audit and tax fees	15,616
Custody fees	179,271
Legal fees	17,949
Printing and shareholder reports fees	28,612
Other	40,300

Total expenses	2,931,211

Net investment income (loss)	6,600,633

Net realized gain (loss) on:
Investments	87,691,838
Foreign currency transactions	(210,313)

Net realized gain (loss)	87,481,525

Net change in unrealized appreciation (depreciation) on:
Investments	(122,465,722)
Translation of assets and liabilities denominated in foreign currencies	(50,980)

Net change in unrealized appreciation (depreciation)	(122,516,702)

Net realized and change in unrealized gain (loss)	(35,035,177)

Net increase (decrease) in net assets resulting from operations	$(28,434,544)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$6,600,633	$4,774,669
Net realized gain (loss)	87,481,525	6,855,378
Net change in unrealized appreciation (depreciation)	(122,516,702)	86,155,613

Net increase (decrease) in net assets resulting from operations	(28,434,544)	97,785,660

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(3,391,896)
Service Class	—	(1,500,195)

Total dividends and/or distributions from net investment income	—	(4,892,091)

Capital share transactions:
Proceeds from shares sold:
Initial Class	97,058,131	176,584,436
Service Class	4,938,490	23,400,111

	101,996,621	199,984,547

Dividends and/or distributions reinvested:
Initial Class	—	3,391,896
Service Class	—	1,500,195

	—	4,892,091

Cost of shares redeemed:
Initial Class	(96,227,731)	(29,408,443)
Service Class	(7,213,514)	(9,762,331)

	(103,441,245)	(39,170,774)

Net increase (decrease) in net assets resulting from capital share transactions	(1,444,624)	165,705,864

Net increase (decrease) in net assets	(29,879,168)	258,599,433

Net assets:
Beginning of period/year	578,617,876	320,018,443

End of period/year	$548,738,708	$578,617,876

Undistributed (distributions in excess of) net investment income (loss)	$10,994,916	$4,394,283

Capital share transactions - shares:
Shares issued:
Initial Class	9,842,050	19,017,663
Service Class	507,032	2,590,102

	10,349,082	21,607,765

Shares reinvested:
Initial Class	—	364,720
Service Class	—	164,135

	—	528,855

Shares redeemed:
Initial Class	(9,739,105)	(3,182,399)
Service Class	(744,165)	(1,089,920)

	(10,483,270)	(4,272,319)

Net increase (decrease) in shares outstanding:
Initial Class	102,945	16,199,984
Service Class	(237,133)	1,664,317

	(134,188)	17,864,301

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.91		$7.89	$8.06		$8.19	$8.72	$7.47

Investment operations:
Net investment income (loss) (A)	0.11		0.10	0.12	(B)	0.12	0.14	0.10
Net realized and unrealized gain (loss)	(0.60)		2.04	(0.11)		(0.11)	(0.59)	1.24

Total investment operations	(0.49)		2.14	0.01		0.01	(0.45)	1.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.12)		(0.14)	(0.08)	(0.09)
Net realized gains	—		—	(0.06)		—	—	—

Total dividends and/or distributions to shareholders	—		(0.12)	(0.18)		(0.14)	(0.08)	(0.09)

Net asset value, end of period/year	$9.42		$9.91	$7.89		$8.06	$8.19	$8.72

Total return (C)	(4.94	)%(D)	27.24%	0.08%		0.08%	(5.17)%	18.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$412,858		$433,218	$217,079		$256,000	$272,525	$284,043
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(E)	1.00%	1.02%		1.02%	1.02%	1.03%
Including waiver and/or reimbursement and recapture	0.96	%(E)	1.00%	1.00	%(B)	1.02%	1.02%	1.03%
Net investment income (loss) to average net assets	2.35	%(E)	1.12%	1.56	%(B)	1.36%	1.67%	1.21%
Portfolio turnover rate	110	%(D)	13%	16%		17%	22%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value,beginning of period/year	$9.73		$7.75	$7.92		$8.06	$8.59	$7.37

Investment operations:
Net investment income (loss) (A)	0.10		0.09	0.10	(B)	0.09	0.12	0.08
Net realized and unrealized gain (loss)	(0.59)		1.99	(0.11)		(0.11)	(0.58)	1.22

Total investment operations	(0.49)		2.08	(0.01)		(0.02)	(0.46)	1.30

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.10)		(0.12)	(0.07)	(0.08)
Net realized gains	—		—	(0.06)		—	—	—

Total dividends and/or distributions to shareholders	—		(0.10)	(0.16)		(0.12)	(0.07)	(0.08)

Net asset value, end of period/year	$9.24		$9.73	$7.75		$7.92	$8.06	$8.59

Total return (C)	(5.04	)%(D)	26.98%	(0.13)%		(0.24)%	(5.41)%	17.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,881		$145,400	$102,939		$100,677	$72,777	$61,867
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(E)	1.25%	1.27%		1.27%	1.27%	1.28%
Including waiver and/or reimbursement and recapture	1.21	%(E)	1.25%	1.25	%(B)	1.27%	1.27%	1.28%
Net investment income (loss) to average net assets	2.17	%(E)	1.06%	1.27	%(B)	1.04%	1.39%	0.97%
Portfolio turnover rate	110	%(D)	13%	16%		17%	22%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Greystone International Growth VP (formerly, Transamerica MFS International Equity VP) (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
Effective May 1, 2018
First $500 million	0.905%
Over $500 million up to $1 billion	0.880
Over $1 billion up to $1.5 billion	0.830
Over $1.5 billion up to $2 billion	0.805
Over $2 billion	0.780
Prior to May 1, 2018
First $500 million	0.770
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	1.13%	May 1, 2019
Service Class	1.38	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolios for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolios’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 39,908	$ 1,730,464	$ 961,380

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 627,162,267	$ —	$ 624,544,433	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 567,765,065	$ 7,601,158	$ (31,931,184)	$ (24,330,026)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

(formerly, Transamerica MFS International Equity Opportunities VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Greystone International Growth VP (formerly, Transamerica MFS International Equity Opportunities VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

(formerly, Transamerica MFS International Equity Opportunities VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 10-year periods and in line with the median for the past 1- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 10-year periods and below its benchmark for the past 5-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board further noted that the Portfolio’s contractual management fee had been lowered in connection with the recent sub-adviser change. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Greystone International Growth VP

(formerly, Transamerica MFS International Equity Opportunities VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 - June 30, 2018		Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$932.80	$0.81(C	)	$1,023.90	$0.90	0.18%
Service Class	1,000.00	970.40	2.10(B	)	1,022.70	2.16	0.43

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Class commenced operations on January 12, 2018. Actual expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Portfolios were in operation for the entire six-month period ended June 30, 2018. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Preferred Stocks	0.6
Rights	0.0 *
Net Other Assets (Liabilities) ^	1.6
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 6.9%
AGL Energy, Ltd.	759	$ 12,627
Alumina, Ltd.	2,812	5,827
Amcor, Ltd.	1,307	13,938
AMP, Ltd.	2,724	7,177
APA Group	1,633	11,904
Aristocrat Leisure, Ltd.	561	12,829
ASX, Ltd.	218	10,388
Aurizon Holdings, Ltd.	2,751	8,815
AusNet Services	4,447	5,282
Australia & New Zealand Banking Group, Ltd.	3,512	73,397
Bank of Queensland, Ltd.	637	4,804
Bendigo & Adelaide Bank, Ltd.	896	7,188
BHP Billiton PLC	2,590	58,314
BHP Billiton, Ltd.	3,794	95,211
BlueScope Steel, Ltd.	767	9,797
Boral, Ltd.	1,731	8,365
Brambles, Ltd.	1,747	11,481
Caltex Australia, Ltd.	288	6,935
Challenger, Ltd.	812	7,109
CIMIC Group, Ltd.	164	5,134
Coca-Cola Amatil, Ltd.	1,220	8,306
Cochlear, Ltd.	69	10,221
Commonwealth Bank of Australia	2,060	111,091
Computershare, Ltd.	637	8,688
Crown Resorts, Ltd.	641	6,404
CSL, Ltd.	512	72,985
Dexus, REIT	1,191	8,558
Domino’s Pizza Enterprises, Ltd.	103	3,981
Flight Centre Travel Group, Ltd.	90	4,239
Fortescue Metals Group, Ltd.	2,524	8,200
Goodman Group, REIT	1,627	11,583
GPT Group, REIT	3,094	11,586
Healthscope, Ltd.	2,977	4,869
Incitec Pivot, Ltd.	1,424	3,825
Insurance Australia Group, Ltd.	2,707	17,088
LendLease Group	741	10,863
Macquarie Group, Ltd.	393	35,962
Medibank Pvt, Ltd.	3,546	7,663
Mirvac Group, REIT	4,565	7,331
National Australia Bank, Ltd.	3,287	66,676
Newcrest Mining, Ltd.	763	12,310
Oil Search, Ltd.	1,830	12,053
Orica, Ltd.	365	4,795
Origin Energy, Ltd. (A)	2,238	16,612
QBE Insurance Group, Ltd.	1,509	10,877
Ramsay Health Care, Ltd.	186	7,430
REA Group, Ltd.	20	1,345
Santos, Ltd. (A)	2,135	9,907
Scentre Group, REIT	6,012	19,532
SEEK, Ltd.	286	4,616
Sonic Healthcare, Ltd.	471	8,550
South32, Ltd.	6,066	16,206
Stockland, REIT	2,886	8,479
Suncorp Group, Ltd.	1,406	15,181
Sydney Airport	1,310	6,941
Tabcorp Holdings, Ltd.	2,407	7,945
Telstra Corp., Ltd.	4,456	8,640
Transurban Group	2,821	24,990

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Treasury Wine Estates, Ltd.	905	$ 11,647
Vicinity Centres, REIT	4,488	8,602
Wesfarmers, Ltd.	1,288	47,049
Westpac Banking Corp.	3,853	83,546
Woodside Petroleum, Ltd.	1,078	28,289
Woolworths Group, Ltd.	1,486	33,563

		1,205,746

Austria - 0.2%
Andritz AG	84	4,459
Erste Group Bank AG (A)	348	14,529
OMV AG	161	9,132
Raiffeisen Bank International AG	126	3,868
voestalpine AG	151	6,957

		38,945

Belgium - 1.1%
Ageas	216	10,900
Anheuser-Busch InBev SA	917	92,631
Colruyt SA	90	5,136
Groupe Bruxelles Lambert SA	95	10,020
KBC Group NV	287	22,161
Proximus SADP	133	2,999
Solvay SA	101	12,756
Telenet Group Holding NV (A)	47	2,195
UCB SA	120	9,437
Umicore SA	264	15,153

		183,388

Chile - 0.0% (B)
Antofagasta PLC	393	5,135

China - 0.0% (B)
Minth Group, Ltd.	1,000	4,225

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	4	4,749
AP Moller - Maersk A/S, Class B	8	9,966
Carlsberg A/S, Class B	123	14,490
Chr Hansen Holding A/S	123	11,363
Coloplast A/S, Class B	123	12,296
Danske Bank A/S	855	26,769
DSV A/S	233	18,830
Genmab A/S (A)	82	12,658
H. Lundbeck A/S	89	6,255
ISS A/S	215	7,390
Novo Nordisk A/S, Class B	2,135	99,054
Novozymes A/S, Class B	300	15,221
Orsted A/S (C)	193	11,677
Pandora A/S	127	8,874
Tryg A/S	137	3,217
Vestas Wind Systems A/S	236	14,612
William Demant Holding A/S (A)	129	5,193

		282,614

Finland - 1.0%
Elisa OYJ	200	9,265
Fortum OYJ	572	13,654
Kone OYJ, Class B	411	20,955
Metso OYJ	140	4,692
Neste OYJ	134	10,516
Nokia OYJ	6,405	36,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Nokian Renkaat OYJ	97	$ 3,833
Orion OYJ, Class B	162	4,368
Sampo OYJ, Class A	570	27,824
Stora Enso OYJ, Class R	747	14,621
UPM-Kymmene OYJ	672	24,030
Wartsila OYJ Abp	429	8,432

		179,065

France - 10.3%
Accor SA	223	10,943
Aeroports de Paris	42	9,501
Air Liquide SA	527	66,282
Airbus SE	700	81,959
Alstom SA	193	8,871
Amundi SA (C)	47	3,257
Arkema SA	79	9,355
Atos SE	89	12,155
AXA SA	2,360	57,917
BioMerieux	37	3,331
BNP Paribas SA	1,387	86,154
Bollore SA	1,026	4,773
Bouygues SA	224	9,655
Bureau Veritas SA	319	8,516
Capgemini SE	195	26,233
Carrefour SA	782	12,666
Casino Guichard Perrachon SA	17	660
Cie de Saint-Gobain	530	23,687
Cie Generale des Etablissements Michelin SCA	195	23,751
CNP Assurances	203	4,620
Covivio, REIT	49	5,098
Credit Agricole SA	1,516	20,244
Danone SA	733	53,817
Dassault Aviation SA	3	5,718
Dassault Systemes SE	141	19,759
Edenred	271	8,564
Eiffage SA	83	9,032
Electricite de France SA	618	8,502
Engie SA	2,244	34,408
Essilor International Cie Generale d’Optique SA	256	36,144
Eurazeo SA	66	5,006
Eutelsat Communications SA	235	4,875
Faurecia SA	98	6,995
Gecina SA, REIT	58	9,706
Getlink	652	8,943
Hermes International	36	22,021
ICADE, REIT	15	1,407
Iliad SA	37	5,848
Imerys SA	59	4,771
Ingenico Group SA	91	8,183
Ipsen SA	33	5,177
JCDecaux SA	76	2,544
Kering SA	93	52,522
Klepierre SA, REIT	253	9,528
L’Oreal SA	293	72,368
Legrand SA	335	24,607
LVMH Moet Hennessy Louis Vuitton SE	337	112,240
Natixis SA	1,188	8,432
Orange SA	2,451	41,059
Pernod Ricard SA	241	39,373

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Peugeot SA	733	$ 16,743
Publicis Groupe SA	232	15,969
Remy Cointreau SA	22	2,852
Renault SA	218	18,541
Rexel SA	255	3,667
Safran SA	379	46,052
Sanofi	1,362	109,191
Schneider Electric SE	655	54,630
SCOR SE	204	7,581
SEB SA	38	6,639
Societe BIC SA	9	835
Societe Generale SA	952	40,151
Sodexo SA	92	9,199
Suez	480	6,225
Teleperformance	61	10,778
Thales SA	136	17,526
TOTAL SA	2,936	179,010
Ubisoft Entertainment SA (A)	89	9,768
Valeo SA	301	16,458
Veolia Environnement SA	599	12,822
Vinci SA	586	56,361
Vivendi SA	1,182	28,987
Wendel SA	53	7,303

		1,788,465

Germany - 8.8%
1&1 Drillisch AG	54	3,075
adidas AG	226	49,340
Allianz SE	535	110,597
Axel Springer SE	68	4,919
BASF SE	1,114	106,559
Bayer AG	1,082	119,217
Bayerische Motoren Werke AG	377	34,177
Beiersdorf AG	106	12,037
Brenntag AG	176	9,808
Commerzbank AG (A)	1,016	9,742
Continental AG	125	28,545
Covestro AG (C)	220	19,633
Daimler AG	1,122	72,235
Delivery Hero AG (A) (C)	97	5,163
Deutsche Bank AG	2,467	26,568
Deutsche Boerse AG	216	28,794
Deutsche Lufthansa AG	303	7,289
Deutsche Post AG	1,181	38,575
Deutsche Telekom AG (A)	4,029	62,436
Deutsche Wohnen SE	461	22,288
E.ON SE	2,688	28,735
Evonik Industries AG	144	4,932
Fraport AG Frankfurt Airport Services Worldwide	52	5,017
Fresenius Medical Care AG & Co. KGaA	231	23,302
Fresenius SE & Co. KGaA	502	40,333
GEA Group AG	226	7,625
Hannover Rueck SE	65	8,107
HeidelbergCement AG	185	15,572
Henkel AG & Co. KGaA	139	15,461
HOCHTIEF AG	28	5,062
HUGO BOSS AG	52	4,722
Infineon Technologies AG	1,293	32,963
Innogy SE (C)	209	8,955

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
K+S AG	158	$ 3,902
KION Group AG	76	5,471
LANXESS AG	66	5,149
Linde AG	228	54,423
MAN SE	44	4,982
Merck KGaA	173	16,894
METRO AG	335	4,141
MTU Aero Engines AG	49	9,419
Muenchener Rueckversicherungs-Gesellschaft AG	195	41,229
OSRAM Licht AG	121	4,946
ProSiebenSat.1 Media SE	230	5,837
Puma SE	13	7,606
RWE AG	593	13,521
SAP SE	1,191	137,625
Siemens AG	921	121,773
Siemens Healthineers AG (A) (C)	215	8,877
Symrise AG	120	10,524
Telefonica Deutschland Holding AG	1,061	4,183
thyssenkrupp AG	477	11,598
TUI AG	531	11,651
Uniper SE	233	6,949
United Internet AG	146	8,365
Volkswagen AG	49	8,097
Vonovia SE	594	28,274
Wirecard AG	121	19,493
Zalando SE (A) (C)	96	5,367

		1,532,079

Hong Kong - 3.4%
AIA Group, Ltd.	14,400	125,910
ASM Pacific Technology, Ltd.	300	3,793
Bank of East Asia, Ltd.	1,039	4,152
BOC Hong Kong Holdings, Ltd.	4,000	18,839
CK Asset Holdings, Ltd.	3,000	23,822
CK Hutchison Holdings, Ltd.	3,500	37,116
CK Infrastructure Holdings, Ltd.	500	3,706
CLP Holdings, Ltd.	2,000	21,541
Dairy Farm International Holdings, Ltd.	500	4,395
Galaxy Entertainment Group, Ltd.	3,000	23,229
Hang Lung Group, Ltd.	1,000	2,804
Hang Lung Properties, Ltd.	3,000	6,187
Hang Seng Bank, Ltd.	1,000	25,008
Henderson Land Development Co., Ltd.	1,210	6,400
HK Electric Investments & HK Electric Investments, Ltd. (C)	4,500	4,302
HKT Trust & HKT, Ltd.	2,000	2,564
Hong Kong & China Gas Co., Ltd.	8,910	17,058
Hong Kong Exchanges & Clearing, Ltd.	1,317	39,616
Hongkong Land Holdings, Ltd.	1,300	9,295
Hysan Development Co., Ltd.	1,000	5,583
Jardine Matheson Holdings, Ltd.	300	18,930
Jardine Strategic Holdings, Ltd.	200	7,296
Kerry Properties, Ltd.	500	2,393
Li & Fung, Ltd.	8,000	2,937
Link REIT	2,700	24,658
Melco Resorts & Entertainment, Ltd., ADR	300	8,400
MTR Corp., Ltd.	2,500	13,829
New World Development Co., Ltd.	7,114	10,010

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
NWS Holdings, Ltd.	2,000	$ 3,462
PCCW, Ltd.	7,000	3,944
Power Assets Holdings, Ltd.	1,500	10,487
Shangri-La Asia, Ltd.	2,000	3,763
Sino Land Co., Ltd.	6,059	9,854
Sun Hung Kai Properties, Ltd.	2,350	35,464
Swire Pacific, Ltd., Class A	500	5,296
Swire Properties, Ltd.	1,200	4,436
Techtronic Industries Co., Ltd.	1,500	8,364
WH Group, Ltd. (C)	12,500	10,181
Wharf Holdings, Ltd.	1,300	4,176
Wharf Real Estate Investment Co., Ltd.	1,300	9,254
Wheelock & Co., Ltd.	1,000	6,966
Yue Yuen Industrial Holdings, Ltd.	1,000	2,823

		592,243

Ireland - 0.7%
AerCap Holdings NV (A)	200	10,830
AIB Group PLC	1,173	6,370
Bank of Ireland Group PLC	1,083	8,455
CRH PLC	955	33,848
DCC PLC	113	10,283
James Hardie Industries PLC, CDI	517	8,677
Kerry Group PLC, Class A	182	19,043
Paddy Power Betfair PLC	90	9,985
Smurfit Kappa Group PLC	238	9,644

		117,135

Isle of Man - 0.0% (B)
GVC Holdings PLC	484	6,713

Israel - 0.5%
Azrieli Group, Ltd.	79	3,927
Bank Hapoalim BM	1,478	10,020
Bank Leumi Le-Israel BM	1,799	10,645
Bezeq Israeli Telecommunication Corp., Ltd.	605	682
Check Point Software Technologies, Ltd. (A)	150	14,652
Elbit Systems, Ltd.	22	2,590
Frutarom Industries, Ltd.	35	3,442
Israel Chemicals, Ltd.	877	4,018
Mizrahi Tefahot Bank, Ltd.	232	4,268
Nice, Ltd. (A)	59	6,106
Teva Pharmaceutical Industries, Ltd., ADR	1,115	27,117

		87,467

Italy - 2.1%
Assicurazioni Generali SpA	1,578	26,481
Atlantia SpA	570	16,854
Davide Campari-Milano SpA	396	3,258
Enel SpA	10,181	56,558
Eni SpA	3,193	59,310
Ferrari NV	150	20,407
Intesa Sanpaolo SpA	17,162	50,076
Leonardo SpA	368	3,638
Luxottica Group SpA	197	12,713
Mediobanca Banca di Credito Finanziario SpA	537	4,993
Moncler SpA	174	7,925
Pirelli & C SpA (A) (C)	452	3,775
Poste Italiane SpA (C)	562	4,706
Prysmian SpA	253	6,302
Recordati SpA	139	5,529

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Snam SpA	3,239	$ 13,526
Telecom Italia SpA	9,060	5,921
Telecom Italia SpA (A)	11,229	8,358
Terna Rete Elettrica Nazionale SpA	1,950	10,548
UniCredit SpA	2,486	41,503

		362,381

Japan - 23.7%
Aeon Co., Ltd.	700	14,984
AEON Financial Service Co., Ltd.	200	4,270
Air Water, Inc.	200	3,674
Aisin Seiki Co., Ltd.	200	9,123
Ajinomoto Co., Inc.	400	7,573
Alfresa Holdings Corp.	200	4,706
Alps Electric Co., Ltd.	300	7,712
Amada Holdings Co., Ltd.	500	4,810
ANA Holdings, Inc.	100	3,675
Aozora Bank, Ltd.	100	3,807
Asahi Glass Co., Ltd.	300	11,692
Asahi Group Holdings, Ltd.	400	20,492
Asahi Kasei Corp.	1,517	19,292
Asics Corp.	200	3,383
Astellas Pharma, Inc.	2,200	33,562
Bandai Namco Holdings, Inc.	200	8,255
Bank of Kyoto, Ltd.	100	4,634
Benesse Holdings, Inc.	100	3,550
Bridgestone Corp.	700	27,396
Brother Industries, Ltd.	300	5,929
Calbee, Inc.	100	3,762
Canon, Inc.	1,100	36,076
Casio Computer Co., Ltd.	300	4,883
Central Japan Railway Co.	200	41,476
Chiba Bank, Ltd.	1,000	7,072
Chubu Electric Power Co., Inc.	600	9,002
Chugai Pharmaceutical Co., Ltd.	300	15,743
Chugoku Electric Power Co., Inc.	400	5,174
Coca-Cola Bottlers Japan Holdings, Inc.	200	7,994
Concordia Financial Group, Ltd.	1,000	5,094
Credit Saison Co., Ltd.	200	3,150
CyberAgent, Inc.	100	6,015
Dai Nippon Printing Co., Ltd.	300	6,717
Dai-ichi Life Holdings, Inc.	1,200	21,417
Daicel Corp.	100	1,107
Daifuku Co., Ltd.	100	4,385
Daiichi Sankyo Co., Ltd.	600	22,962
Daikin Industries, Ltd.	300	35,957
Daito Trust Construction Co., Ltd.	117	19,032
Daiwa House Industry Co., Ltd.	600	20,463
Daiwa House REIT Investment Corp.	2	4,749
Daiwa Securities Group, Inc.	2,000	11,621
Denso Corp.	500	24,441
Dentsu, Inc.	300	14,226
Don Quijote Holdings Co., Ltd.	100	4,805
East Japan Railway Co.	400	38,351
Eisai Co., Ltd.	300	21,146
Electric Power Development Co., Ltd.	100	2,583
FamilyMart UNY Holdings Co., Ltd.	100	10,532
FANUC Corp.	200	39,751
Fast Retailing Co., Ltd.	100	45,983

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Electric Co., Ltd.	1,000	$ 7,623
FUJIFILM Holdings Corp.	400	15,629
Fujitsu, Ltd.	3,000	18,204
Fukuoka Financial Group, Inc.	1,000	5,031
Hakuhodo DY Holdings, Inc.	400	6,424
Hamamatsu Photonics KK	200	8,599
Hankyu Hanshin Holdings, Inc.	300	12,072
Hino Motors, Ltd.	100	1,069
Hirose Electric Co., Ltd.	100	12,401
Hisamitsu Pharmaceutical Co., Inc.	100	8,445
Hitachi Chemical Co., Ltd.	200	4,037
Hitachi Construction Machinery Co., Ltd.	100	3,252
Hitachi High-Technologies Corp.	100	4,083
Hitachi Metals, Ltd.	100	1,039
Hitachi, Ltd.	6,000	42,357
Honda Motor Co., Ltd.	2,000	58,764
Hoshizaki Corp.	100	10,125
Hoya Corp.	500	28,447
Hulic Co., Ltd.	500	5,343
Idemitsu Kosan Co., Ltd.	100	3,568
IHI Corp.	100	3,486
Iida Group Holdings Co., Ltd.	200	3,860
Inpex Corp.	1,300	13,497
Isetan Mitsukoshi Holdings, Ltd.	400	5,000
Isuzu Motors, Ltd.	500	6,645
ITOCHU Corp.	1,700	30,825
J. Front Retailing Co., Ltd.	400	6,095
Japan Airlines Co., Ltd.	100	3,548
Japan Airport Terminal Co., Ltd.	100	4,688
Japan Exchange Group, Inc.	500	9,299
Japan Post Bank Co., Ltd.	700	8,156
Japan Post Holdings Co., Ltd.	1,800	19,721
Japan Prime Realty Investment Corp., REIT	1	3,635
Japan Real Estate Investment Corp., REIT	2	10,586
Japan Retail Fund Investment Corp., REIT	3	5,408
Japan Tobacco, Inc.	1,300	36,341
JFE Holdings, Inc.	500	9,466
JGC Corp.	300	6,051
JSR Corp.	200	3,407
JTEKT Corp.	100	1,362
JXTG Holdings, Inc.	4,100	28,522
Kajima Corp.	1,000	7,750
Kakaku.com, Inc.	200	4,520
Kamigumi Co., Ltd.	200	4,160
Kaneka Corp.	1,000	8,969
Kansai Electric Power Co., Inc.	800	11,677
Kansai Paint Co., Ltd.	100	2,079
Kao Corp.	600	45,793
Kawasaki Heavy Industries, Ltd.	100	2,949
KDDI Corp.	2,100	57,491
Keihan Holdings Co., Ltd.	200	7,181
Keikyu Corp.	200	3,281
Keio Corp.	100	4,841
Keisei Electric Railway Co., Ltd.	100	3,437
Keyence Corp.	100	56,505
Kikkoman Corp.	200	10,098
Kintetsu Group Holdings Co., Ltd.	200	8,165
Kirin Holdings Co., Ltd.	1,000	26,762

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kobayashi Pharmaceutical Co., Ltd.	100	$ 8,644
Kobe Steel, Ltd.	500	4,579
Koito Manufacturing Co., Ltd.	100	6,612
Komatsu, Ltd.	1,100	31,475
Konami Holdings Corp.	100	5,094
Konica Minolta, Inc.	200	1,859
Kubota Corp.	1,300	20,466
Kuraray Co., Ltd.	300	4,135
Kurita Water Industries, Ltd.	100	2,854
Kyocera Corp.	400	22,570
Kyowa Hakko Kirin Co., Ltd.	300	6,051
Kyushu Electric Power Co., Inc.	600	6,698
Kyushu Railway Co.	100	3,062
Lawson, Inc.	100	6,250
LINE Corp. (A)	100	4,168
Lion Corp.	300	5,501
LIXIL Group Corp.	300	6,005
M3, Inc.	300	11,963
Mabuchi Motor Co., Ltd.	100	4,760
Makita Corp.	300	13,453
Marubeni Corp.	1,600	12,213
Marui Group Co., Ltd.	300	6,324
Mazda Motor Corp.	700	8,599
McDonald’s Holdings Co. Japan, Ltd.	100	5,103
Mebuki Financial Group, Inc.	300	1,008
Medipal Holdings Corp.	100	2,012
MEIJI Holdings Co., Ltd.	131	11,051
Minebea Mitsumi, Inc.	300	5,078
MISUMI Group, Inc.	400	11,670
Mitsubishi Chemical Holdings Corp.	1,400	11,727
Mitsubishi Corp.	1,600	44,482
Mitsubishi Electric Corp.	2,200	29,300
Mitsubishi Estate Co., Ltd.	1,300	22,744
Mitsubishi Gas Chemical Co., Inc.	100	2,267
Mitsubishi Heavy Industries, Ltd.	300	10,923
Mitsubishi Materials Corp.	100	2,750
Mitsubishi Motors Corp.	800	6,380
Mitsubishi Tanabe Pharma Corp.	300	5,186
Mitsubishi UFJ Financial Group, Inc.	14,200	80,943
Mitsui & Co., Ltd.	1,900	31,705
Mitsui Chemicals, Inc.	300	7,994
Mitsui Fudosan Co., Ltd.	1,000	24,152
Mitsui O.S.K. Lines, Ltd.	100	2,410
Mizuho Financial Group, Inc.	27,400	46,155
MS&AD Insurance Group Holdings, Inc.	500	15,553
Murata Manufacturing Co., Ltd.	200	33,636
Nabtesco Corp.	100	3,080
Nagoya Railroad Co., Ltd.	200	5,166
NEC Corp.	400	10,983
Nexon Co., Ltd. (A)	500	7,266
NGK Insulators, Ltd.	300	5,346
NGK Spark Plug Co., Ltd.	300	8,563
NH Foods, Ltd.	200	8,084
Nidec Corp.	250	37,540
Nikon Corp.	300	4,777
Nintendo Co., Ltd.	100	32,697
Nippon Building Fund, Inc., REIT	2	11,543
Nippon Electric Glass Co., Ltd.	100	2,782

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Co., Ltd.	100	$ 7,262
Nippon Paint Holdings Co., Ltd.	200	8,617
Nippon Prologis REIT, Inc. (A)	2	4,151
Nippon Steel & Sumitomo Metal Corp.	900	17,685
Nippon Telegraph & Telephone Corp.	800	36,389
Nippon Yusen KK	200	3,972
Nissan Chemical Industries, Ltd.	200	9,339
Nissan Motor Co., Ltd.	2,800	27,263
Nisshin Seifun Group, Inc.	200	4,236
Nissin Foods Holdings Co., Ltd.	100	7,235
Nitori Holdings Co., Ltd.	100	15,608
Nitto Denko Corp.	200	15,143
Nomura Holdings, Inc.	4,000	19,445
Nomura Real Estate Holdings, Inc.	200	4,440
Nomura Real Estate Master Fund, Inc., REIT	5	7,059
Nomura Research Institute, Ltd.	100	4,850
NSK, Ltd.	600	6,194
NTT Data Corp.	900	10,373
NTT DOCOMO, Inc.	1,600	40,789
Obayashi Corp.	800	8,331
OBIC Co., Ltd.	100	8,283
Odakyu Electric Railway Co., Ltd.	300	6,444
OJI Holdings Corp.	1,000	6,205
Olympus Corp.	300	11,245
Omron Corp.	200	9,339
Ono Pharmaceutical Co., Ltd.	500	11,728
Oracle Corp.	100	8,174
Oriental Land Co., Ltd.	200	21,000
ORIX Corp.	1,500	23,737
Osaka Gas Co., Ltd.	400	8,283
Otsuka Corp.	200	7,849
Otsuka Holdings Co., Ltd.	500	24,224
Panasonic Corp.	2,500	33,724
Park24 Co., Ltd.	200	5,446
Persol Holdings Co., Ltd.	200	4,464
Pola Orbis Holdings, Inc.	100	4,403
Rakuten, Inc.	1,200	8,123
Recruit Holdings Co., Ltd.	1,200	33,231
Renesas Electronics Corp. (A)	1,100	10,790
Resona Holdings, Inc.	2,600	13,916
Ricoh Co., Ltd.	800	7,341
Rinnai Corp.	100	8,824
Rohm Co., Ltd.	100	8,400
Ryohin Keikaku Co., Ltd.	21	7,397
Sankyo Co., Ltd.	100	3,915
Santen Pharmaceutical Co., Ltd.	300	5,232
SBI Holdings, Inc.	300	7,733
Secom Co., Ltd.	300	23,051
Sega Sammy Holdings, Inc.	300	5,143
Seibu Holdings, Inc.	200	3,374
Seiko Epson Corp.	300	5,219
Sekisui Chemical Co., Ltd.	300	5,116
Sekisui House, Ltd.	800	14,163
Seven & i Holdings Co., Ltd.	900	39,271
SG Holdings Co., Ltd.	200	4,390
Sharp Corp.	300	7,316
Shimadzu Corp.	300	9,077
Shimano, Inc.	119	17,477

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	400	$ 4,151
Shin-Etsu Chemical Co., Ltd.	500	44,587
Shinsei Bank, Ltd.	200	3,082
Shionogi & Co., Ltd.	300	15,421
Shiseido Co., Ltd.	500	39,733
Shizuoka Bank, Ltd.	1,000	9,041
Showa Shell Sekiyu KK	300	4,479
SMC Corp.	100	36,698
SoftBank Group Corp.	1,000	72,014
Sohgo Security Services Co., Ltd.	100	4,715
Sompo Holdings, Inc.	400	16,186
Sony Corp.	1,500	76,738
Sony Financial Holdings, Inc.	200	3,822
Stanley Electric Co., Ltd.	100	3,414
Start Today Co., Ltd.	200	7,253
Subaru Corp.	600	17,477
Sumco Corp.	200	4,041
Sumitomo Chemical Co., Ltd.	1,397	7,924
Sumitomo Corp.	1,200	19,726
Sumitomo Dainippon Pharma Co., Ltd.	200	4,236
Sumitomo Electric Industries, Ltd.	1,000	14,903
Sumitomo Heavy Industries, Ltd.	100	3,378
Sumitomo Metal Mining Co., Ltd.	300	11,484
Sumitomo Mitsui Financial Group, Inc.	1,600	62,228
Sumitomo Mitsui Trust Holdings, Inc.	400	15,871
Sumitomo Realty & Development Co., Ltd.	400	14,773
Sumitomo Rubber Industries, Ltd.	200	3,179
Sundrug Co., Ltd.	100	4,055
Suntory Beverage & Food, Ltd.	200	8,544
Suruga Bank, Ltd.	100	895
Suzuken Co., Ltd.	100	4,236
Suzuki Motor Corp.	400	22,104
Sysmex Corp.	200	18,679
T&D Holdings, Inc.	600	9,020
Taiheiyo Cement Corp.	100	3,292
Taisei Corp.	300	16,556
Taisho Pharmaceutical Holdings Co., Ltd.	100	11,715
Takashimaya Co., Ltd.	1,000	8,563
Takeda Pharmaceutical Co., Ltd.	800	33,802
TDK Corp.	200	20,449
Teijin, Ltd.	100	1,835
Terumo Corp.	400	22,942
THK Co., Ltd.	100	2,868
Tobu Railway Co., Ltd.	200	6,124
Toho Co., Ltd.	100	3,355
Tohoku Electric Power Co., Inc.	400	4,888
Tokio Marine Holdings, Inc.	800	37,523
Tokyo Century Corp.	100	5,672
Tokyo Electric Power Co. Holdings, Inc. (A)	1,500	6,991
Tokyo Electron, Ltd.	200	34,359
Tokyo Gas Co., Ltd.	400	10,624
Tokyo Tatemono Co., Ltd.	100	1,374
Tokyu Corp.	400	6,893
Tokyu Fudosan Holdings Corp.	800	5,651
Toppan Printing Co., Ltd.	1,000	7,840
Toray Industries, Inc.	1,600	12,631
Toshiba Corp. (A)	8,000	24,062
Tosoh Corp.	200	3,102

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
TOTO, Ltd.	200	$ 9,285
Toyo Suisan Kaisha, Ltd.	100	3,563
Toyota Industries Corp.	200	11,218
Toyota Motor Corp.	2,750	178,092
Toyota Tsusho Corp.	200	6,702
Trend Micro, Inc.	100	5,708
Tsuruha Holdings, Inc.	100	12,546
Unicharm Corp.	500	15,052
United Urban Investment Corp., REIT	4	6,211
USS Co., Ltd.	100	1,904
West Japan Railway Co.	200	14,748
Yahoo Japan Corp.	2,200	7,312
Yakult Honsha Co., Ltd.	100	6,684
Yamada Denki Co., Ltd.	1,000	4,977
Yamaha Corp.	200	10,405
Yamaha Motor Co., Ltd.	400	10,066
Yamato Holdings Co., Ltd.	300	8,844
Yamazaki Baking Co., Ltd.	200	5,239
Yaskawa Electric Corp.	200	7,072
Yokogawa Electric Corp.	300	5,343
Yokohama Rubber Co., Ltd.	200	4,160

		4,113,104

Jersey, Channel Islands - 0.2%
Ferguson PLC	270	21,915
Randgold Resources, Ltd.	105	8,065

		29,980

Luxembourg - 0.4%
ArcelorMittal	759	22,256
Eurofins Scientific SE	15	8,345
Millicom International Cellular SA, SDR	90	5,316
RTL Group SA	68	4,614
SES SA	489	8,960
Tenaris SA	556	10,204

		59,695

Macau - 0.2%
MGM China Holdings, Ltd.	1,200	2,784
Sands China, Ltd.	3,200	17,110
Wynn Macau, Ltd.	2,000	6,437

		26,331

Mexico - 0.0% (B)
Fresnillo PLC	276	4,165

Netherlands - 4.7%
ABN AMRO Group NV, CVA (C)	419	10,873
Akzo Nobel NV	310	26,543
ASML Holding NV	494	97,899
EXOR NV	121	8,153
Heineken Holding NV	128	12,272
Heineken NV	330	33,150
ING Groep NV	4,520	65,073
Koninklijke Ahold Delhaize NV	1,457	34,889
Koninklijke DSM NV	235	23,634
Koninklijke KPN NV	3,870	10,530
Koninklijke Philips NV	1,089	46,323
Koninklijke Vopak NV	78	3,604
NN Group NV	346	14,077
NXP Semiconductors NV (A)	431	47,095

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
QIAGEN NV (A)	263	$ 9,583
Randstad NV	85	5,005
Royal Dutch Shell PLC, Class A	5,536	192,078
Royal Dutch Shell PLC, Class B	4,494	160,937
Wolters Kluwer NV	357	20,120

		821,838

New Zealand - 0.2%
a2 Milk Co., Ltd. (A)	781	6,062
Auckland International Airport, Ltd.	897	4,119
Fisher & Paykel Healthcare Corp., Ltd.	821	8,280
Fletcher Building, Ltd.	1,208	5,686
Meridian Energy, Ltd.	2,326	4,915
Ryman Healthcare, Ltd.	466	3,778
Spark New Zealand, Ltd.	1,865	4,712

		37,552

Norway - 0.7%
AKER BP ASA	123	4,543
DNB ASA	1,266	24,762
Equinor ASA	1,434	38,102
Gjensidige Forsikring ASA	344	5,643
Marine Harvest ASA	433	8,624
Norsk Hydro ASA	1,602	9,597
Orkla ASA	800	7,013
Schibsted ASA, B Shares	119	3,361
Telenor ASA	862	17,691
Yara International ASA	203	8,425

		127,761

Portugal - 0.2%
EDP - Energias de Portugal SA	2,762	10,967
Galp Energia SGPS SA	492	9,385
Jeronimo Martins SGPS SA	306	4,420

		24,772

Republic of South Africa - 0.1%
Investec PLC	598	4,246
Mediclinic International PLC	536	3,725
Mondi PLC	426	11,531
Old Mutual, Ltd. (A)	932	1,850

		21,352

Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,200	4,263
CapitaLand Commercial Trust, REIT	1,963	2,392
CapitaLand Mall Trust, REIT	2,300	3,494
CapitaLand, Ltd.	3,800	8,813
City Developments, Ltd.	700	5,615
ComfortDelGro Corp., Ltd.	2,900	5,002
DBS Group Holdings, Ltd.	2,200	42,967
Genting Singapore, Ltd.	7,700	6,895
Jardine Cycle & Carriage, Ltd.	300	7,006
Keppel Corp., Ltd.	2,000	10,495
Oversea-Chinese Banking Corp., Ltd.	3,900	33,318
SATS, Ltd.	800	2,936
Singapore Airlines, Ltd.	800	6,277
Singapore Exchange, Ltd.	1,000	5,262
Singapore Press Holdings, Ltd.	1,800	3,435
Singapore Technologies Engineering, Ltd.	1,900	4,588
Singapore Telecommunications, Ltd.	9,700	21,927

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	1,200	$ 1,524
United Overseas Bank, Ltd.	1,500	29,460
UOL Group, Ltd.	600	3,356
Venture Corp., Ltd.	300	3,928
Wilmar International, Ltd.	1,900	4,267

		217,220

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	260	10,536
Aena SME SA (C)	81	14,709
Amadeus IT Group SA	547	43,182
Banco Bilbao Vizcaya Argentaria SA	8,224	58,335
Banco de Sabadell SA	7,345	12,313
Banco Santander SA	19,664	105,449
Bankia SA	1,931	7,232
Bankinter SA	805	7,842
CaixaBank SA	4,698	20,332
Enagas SA	286	8,363
Endesa SA	367	8,098
Ferrovial SA	451	9,256
Gas Natural SDG SA	437	11,574
Grifols SA	342	10,296
Iberdrola SA	7,264	56,191
Industria de Diseno Textil SA	1,240	42,371
Mapfre SA	1,487	4,489
Red Electrica Corp. SA	431	8,778
Repsol SA	1,508	29,524
Siemens Gamesa Renewable Energy SA	301	4,044
Telefonica SA	5,719	48,614

		521,528

Supranational - 0.2%
Unibail-Rodamco SE (A)	779	8,452
Unibail-Rodamco-Westfield	123	27,083

		35,535

Sweden - 2.5%
Alfa Laval AB	368	8,735
Assa Abloy AB, B Shares	1,145	24,404
Atlas Copco AB, A Shares	786	22,886
Atlas Copco AB, B Shares	534	13,990
Boliden AB	269	8,728
Electrolux AB, Series B	247	5,626
Essity AB, Class B	740	18,275
Hennes & Mauritz AB, B Shares	1,067	15,904
Hexagon AB, B Shares	329	18,348
Husqvarna AB, Class B	425	4,034
ICA Gruppen AB	83	2,546
Industrivarden AB, Class C	330	6,400
Investor AB, B Shares	521	21,226
Kinnevik AB, B Shares	233	7,984
L E Lundbergforetagen AB, B Shares	90	2,765
Lundin Petroleum AB	294	9,378
Nordea Bank AB	3,458	33,311
Sandvik AB	1,452	25,776
Securitas AB, Class B	521	8,577
Skandinaviska Enskilda Banken AB, Class A	1,871	17,789
Skanska AB, Class B	331	6,016
SKF AB, Class B	477	8,878
Svenska Handelsbanken AB, A Shares	1,751	19,463

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, Class A	1,197	$ 25,632
Swedish Match AB	224	11,096
Tele2 AB, Class B	437	5,138
Telefonaktiebolaget LM Ericsson, B Shares	3,509	27,134
Telia Co. AB	3,539	16,184
Volvo AB, Class B	1,784	28,522

		424,745

Switzerland - 8.2%
ABB, Ltd.	2,266	49,677
Adecco Group AG	189	11,214
Baloise Holding AG	61	8,889
Barry Callebaut AG	2	3,595
Chocoladefabriken Lindt & Spruengli AG	2	12,986
Cie Financiere Richemont SA	608	51,646
Clariant AG (A)	141	3,392
Coca-Cola HBC AG (A)	252	8,418
Credit Suisse Group AG (A)	2,980	44,987
Dufry AG (A)	33	4,212
EMS-Chemie Holding AG	8	5,142
Geberit AG	43	18,493
Givaudan SA	12	27,289
Glencore PLC (A)	13,965	66,718
Julius Baer Group, Ltd. (A)	281	16,537
Keuhne & Nagel International AG	55	8,286
LafargeHolcim, Ltd. (A)	607	29,654
Lonza Group AG (A)	85	22,617
Nestle SA	3,734	289,957
Novartis AG	2,673	203,194
Pargesa Holding SA	52	4,416
Partners Group Holding AG	19	13,958
Roche Holding AG	844	187,967
Schindler Holding AG	71	15,231
SGS SA	6	16,007
Sika AG	180	24,974
Sonova Holding AG	56	10,057
STMicroelectronics NV	791	17,652
Straumann Holding AG	12	9,149
Swatch Group AG	78	23,490
Swiss Life Holding AG (A)	43	14,980
Swiss Prime Site AG (A)	64	5,891
Swiss Re AG	381	32,972
Swisscom AG	33	14,769
Temenos AG (A)	65	9,846
UBS Group AG (A)	4,678	72,393
Vifor Pharma AG	59	9,452
Zurich Insurance Group AG	190	56,426

		1,426,533

United Arab Emirates - 0.0% (B)
NMC Health PLC	113	5,342

United Kingdom - 15.2%
3i Group PLC	1,068	12,694
Admiral Group PLC	160	4,028
Anglo American PLC	1,310	29,301
Ashtead Group PLC	602	18,059
Associated British Foods PLC	459	16,586
AstraZeneca PLC	1,520	105,376
Auto Trader Group PLC (C)	1,002	5,632

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	4,932	$ 32,805
Babcock International Group PLC	278	3,000
BAE Systems PLC	3,839	32,770
Barclays PLC	19,878	49,582
Barratt Developments PLC	847	5,761
Berkeley Group Holdings PLC	91	4,546
BP PLC	23,921	182,568
British American Tobacco PLC	2,751	139,053
British Land Co. PLC, REIT	1,148	10,184
BT Group PLC	10,356	29,767
Bunzl PLC	374	11,328
Burberry Group PLC	552	15,736
Centrica PLC	5,760	11,984
CNH Industrial NV	1,072	11,387
Coca-Cola European Partners PLC	247	10,032
Compass Group PLC	1,886	40,285
ConvaTec Group PLC (C)	1,700	4,765
Croda International PLC	153	9,696
Diageo PLC	2,933	105,364
Direct Line Insurance Group PLC	1,910	8,644
easyJet PLC	170	3,754
Experian PLC	989	24,467
Fiat Chrysler Automobiles NV (A)	1,339	25,541
G4S PLC	2,134	7,539
GlaxoSmithKline PLC	5,947	120,067
Hammerson PLC, REIT	1,118	7,711
Hargreaves Lansdown PLC	344	8,950
HSBC Holdings PLC	24,119	226,223
Imperial Brands PLC	1,199	44,655
Informa PLC	1,536	16,927
InterContinental Hotels Group PLC	224	13,953
International Consolidated Airlines Group SA	562	4,937
Intertek Group PLC	195	14,710
ITV PLC	4,184	9,608
J Sainsbury PLC	1,923	8,152
John Wood Group PLC	807	6,686
Johnson Matthey PLC	217	10,364
Kingfisher PLC	2,221	8,706
Land Securities Group PLC, REIT	850	10,734
Legal & General Group PLC	7,356	25,824
Lloyds Banking Group PLC	88,098	73,307
London Stock Exchange Group PLC	357	21,065
Marks & Spencer Group PLC	1,496	5,826
Meggitt PLC	1,318	8,581
Melrose Industries PLC	5,487	15,403
Merlin Entertainments PLC (C)	959	4,894
Micro Focus International PLC	493	8,611
National Grid PLC	3,928	43,462
Next PLC	149	11,897
Pearson PLC	876	10,232
Persimmon PLC	415	13,873
Prudential PLC	3,117	71,351
Reckitt Benckiser Group PLC	827	68,095
RELX NV	1,225	26,129
RELX PLC	1,127	24,132
Rio Tinto PLC	1,467	81,334
Rio Tinto, Ltd.	525	32,419
Rolls-Royce Holdings PLC (A)	2,095	27,323

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC (A)	5,637	$ 19,052
Royal Mail PLC	1,327	8,851
RSA Insurance Group PLC	1,466	13,145
Sage Group PLC	1,227	10,179
Schroders PLC	122	5,085
Segro PLC, REIT	1,356	11,979
Severn Trent PLC	328	8,569
Sky PLC	1,181	22,779
Smith & Nephew PLC	859	15,849
Smiths Group PLC	442	9,905
SSE PLC	1,162	20,780
St. James’s Place PLC	653	9,889
Standard Chartered PLC	3,454	31,572
Standard Life Aberdeen PLC	3,306	14,211
Taylor Wimpey PLC	3,902	9,213
Tesco PLC	11,933	40,427
Travis Perkins PLC	242	4,543
Unilever NV, CVA	1,851	103,292
Unilever PLC	1,473	81,492
United Utilities Group PLC	629	6,336
Vodafone Group PLC	32,331	78,434
Weir Group PLC	293	7,734
Whitbread PLC	180	9,405
WM Morrison Supermarkets PLC	2,970	9,878
WPP PLC	1,490	23,459

		2,634,433

United States - 0.4%
Carnival PLC	210	12,048
Shire PLC	1,107	62,310

		74,358

Total Common Stocks (Cost $17,401,669)		16,991,845

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 5.82% (D)	103	8,215

	Shares	Value

PREFERRED STOCKS (continued)
Germany (continued)
FUCHS PETROLUB SE, 2.11% (D)	93	$ 4,588
Henkel AG & Co. KGaA, 1.65% (D)	204	26,086
Porsche Automobil Holding SE, 3.13% (D)	183	11,660
Sartorius AG, 0.37% (D)	37	5,535
Schaeffler AG, 4.88% (D)	176	2,292
Volkswagen AG, 2.71% (D)	211	35,044

Total Preferred Stocks (Cost $104,502)		93,420

RIGHTS - 0.0% (B)
Italy - 0.0% (B)
Intesa Sanpaolo SpA, (A) (E) Exercise Price EUR 2.74, Expiration Date 07/17/2018	17,162	0

Spain - 0.0% (B)
ACS Actividades de Construccion y Servicios SA, (A) Exercise Price $0, Expiration Date 07/11/2018	260	268
Repsol SA, (A) Exercise Price $0, Expiration Date 07/06/2018	1,508	856

		1,124

Total Rights (Cost $1,133)		1,124

Total Investments (Cost $17,507,304)		17,086,389
Net Other Assets (Liabilities) - 1.6%		281,283

Net Assets - 100.0%		$ 17,367,672

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	6	09/21/2018	$590,234	$586,620	$—	$(3,614)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.3%	$1,935,469
Pharmaceuticals	7.3	1,247,748
Oil, Gas & Consumable Fuels	6.1	1,034,694
Insurance	5.3	898,263
Chemicals	3.9	667,245
Automobiles	3.4	586,050
Metals & Mining	3.2	539,141
Food Products	2.9	499,656

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Machinery	2.5%		$433,298
Capital Markets	2.4		416,181
Beverages	2.4		405,585
Textiles, Apparel & Luxury Goods	2.2		377,978
Personal Products	2.2		367,762
Diversified Telecommunication Services	2.1		356,482
Real Estate Management & Development	2.0		348,939
Food & Staples Retailing	1.7		295,560
Electric Utilities	1.7		295,501
Software	1.6		279,653
Electronic Equipment, Instruments & Components	1.6		272,384
Equity Real Estate Investment Trusts	1.6		267,226
Wireless Telecommunication Services	1.5		262,257
Hotels, Restaurants & Leisure	1.5		259,195
Health Care Equipment & Supplies	1.5		257,333
Semiconductors & Semiconductor Equipment	1.5		256,992
Industrial Conglomerates	1.5		253,877
Electrical Equipment	1.5		253,444
Aerospace & Defense	1.4		240,164
Tobacco	1.4		231,145
Trading Companies & Distributors	1.3		225,803
Household Durables	1.3		217,457
Road & Rail	1.2		207,798
Professional Services	1.2		203,389
Auto Components	1.2		202,883
Media	1.2		198,721
Multi-Utilities	1.0		172,739
IT Services	0.9		159,310
Biotechnology	0.9		158,249
Construction & Engineering	0.9		154,159
Household Products	0.9		148,470
Specialty Retail	0.8		139,665
Diversified Financial Services	0.8		131,179
Building Products	0.8		129,523
Construction Materials	0.6		109,865
Health Care Providers & Services	0.6		108,283
Transportation Infrastructure	0.6		102,858
Commercial Services & Supplies	0.6		95,155
Technology Hardware, Storage & Peripherals	0.5		83,036
Air Freight & Logistics	0.4		65,433
Communications Equipment	0.4		64,009
Gas Utilities	0.4		59,443
Paper & Forest Products	0.3		56,387
Multiline Retail	0.3		55,907
Leisure Products	0.3		45,195
Life Sciences Tools & Services	0.2		40,545
Internet Software & Services	0.2		32,337
Airlines	0.2		29,480
Marine	0.2		29,383
Containers & Packaging	0.1		23,582
Energy Equipment & Services	0.1		16,890
Internet & Direct Marketing Retail	0.1		15,376
Water Utilities	0.1		14,905
Independent Power & Renewable Electricity Producers	0.1		14,447
Health Care Technology	0.1		11,963
Consumer Finance	0.0	(B)	7,420

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Distributors	0.0	% (B)	$7,006
Internet & Catalog Retail	0.0	(B)	5,367
Diversified Consumer Services	0.0	(B)	3,550

Investments, at Value	100.0		17,086,389

Total Investments	100.0%		$17,086,389

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$108,094	$16,883,751	$—	$16,991,845
Preferred Stocks	—	93,420	—	93,420
Rights	—	1,124	—	1,124

Total Investments	$108,094	$16,978,295	$—	$17,086,389

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(3,614)	$—	$—	$(3,614)

Total Other Financial Instruments	$(3,614)	$—	$—	$(3,614)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $126,766, representing 0.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2018.
(E)	Security deemed worthless.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $17,507,304)	$17,086,389
Cash	474,337
Cash collateral pledged at broker:
Futures contracts	29,700
Foreign currency, at value (cost $75,928)	75,980
Receivables and other assets:
Shares of beneficial interest sold	6,471
Due from investment manager	21,546
Investments sold	1,196
Dividends	33,321
Tax reclaims	7,905
Variation margin receivable on futures contracts	3,697
Prepaid expenses	42

Total assets	17,740,584

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	342,164
Investments purchased	3,245
Distribution and service fees	3,339
Transfer agent costs	31
Trustees, CCO and deferred compensation fees	13
Audit and tax fees	8,932
Custody fees	14,940
Legal fees	210
Printing and shareholder reports fees	6
Other	32

Total liabilities	372,912

Net assets	$17,367,672

Net assets consist of:
Capital stock ($0.01 par value)	$16,050
Additional paid-in capital	17,478,995
Undistributed (distributions in excess of) net investment income (loss)	291,592
Accumulated net realized gain (loss)	6,036
Net unrealized appreciation (depreciation) on:
Investments	(420,915)
Futures contracts	(3,614)
Translation of assets and liabilities denominated in foreign currencies	(472)

Net assets	$17,367,672

Net assets by class:
Initial Class	$276,374
Service Class	17,091,298

Shares outstanding:
Initial Class	25,512
Service Class	1,579,468

Net asset value and offering price per share:
Initial Class	$10.83
Service Class	10.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$288,327
Interest income	105
Non-cash dividend income	16,859
Withholding taxes on foreign income	(33,374)

Total investment income	271,917

Expenses:
Investment management fees	7,054
Distribution and service fees:
Service Class	15,948
Transfer agency costs
Initial Class	1
Service Class	103
Trustees, CCO and deferred compensation fees	183
Audit and tax fees	8,941
Custody fees	95,385
Legal fees	3,231
Printing and shareholder reports fees	2,646
Other	845

Total expenses before waiver and/or reimbursement and recapture	134,337

Expenses waived and/or reimbursed:
Initial Class	(592)
Service Class	(106,253)
Recapture of previously waived and/or reimbursed fees:
Initial Class	37
Service Class	27

Net expenses	27,556

Net investment income (loss)	244,361

Net realized gain (loss) on:
Investments	(5,167)
Futures contracts	(2,211)
Foreign currency transactions	(13,270)

Net realized gain (loss)	(20,648)

Net change in unrealized appreciation (depreciation) on:
Investments	(797,356)
Futures contracts	(4,315)
Translation of assets and liabilities denominated in foreign currencies	(789)

Net change in unrealized appreciation (depreciation)	(802,460)

Net realized and change in unrealized gain (loss)	(823,108)

Net increase (decrease) in net assets resulting from operations	$(578,747)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2018 (unaudited) (A)	December 31, 2017 (B)
From operations:
Net investment income (loss)	$244,361	$40,907
Net realized gain (loss)	(20,648)	32,864
Net change in unrealized appreciation (depreciation)	(802,460)	377,459

Net increase (decrease) in net assets resulting from operations	(578,747)	451,230

Capital share transactions:
Proceeds from shares sold:
Initial Class	292,113	—
Service Class	9,968,908	8,486,988

	10,261,021	8,486,988

Cost of shares redeemed:
Initial Class	(9,249)	—
Service Class	(757,090)	(486,481)

	(766,339)	(486,481)

Net increase (decrease) in net assets resulting from capital share transactions	9,494,682	8,000,507

Net increase (decrease) in net assets	8,915,935	8,451,737

Net assets:
Beginning of period	8,451,737	—

End of period	$17,367,672	$8,451,737

Undistributed (distributions in excess of) net investment income (loss)	$291,592	$47,231

Capital share transactions - shares:
Shares issued:
Initial Class	26,350	—
Service Class	890,620	804,293

	916,970	804,293

Shares redeemed:
Initial Class	(838)	—
Service Class	(68,831)	(46,614)

	(69,669)	(46,614)

Net increase (decrease) in shares outstanding:
Initial Class	25,512	—
Service Class	821,789	757,679

	847,301	757,679

(A)	Initial Class commenced operations on January 12, 2018.
(B)	Service Class commenced operations on May 1, 2017

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Initial Class
	June 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$11.61

Investment operations:
Net investment income (loss) (B)	0.19
Net realized and unrealized gain (loss)	(0.97)

Total investment operations	(0.78)

Net asset value, end of period	$10.83

Total return (C)	(6.72	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.85	%(E)
Including waiver and/or reimbursement and recapture	0.18	%(E)
Net investment income (loss) to average net assets	3.79	%(E)
Portfolio turnover rate	1	%(D)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$11.15		$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.11
Net realized and unrealized gain (loss)	(0.54)		1.04

Total investment operations	(0.33)		1.15

Net asset value, end of period	$10.82		$11.15

Total return (C)	(2.96	)%(D)	11.50	%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$17,091		$8,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.10	%(E)	5.33	%(E)
Including waiver and/or reimbursement and recapture	0.43	%(E)	0.43	%(E)
Net investment income (loss) to average net assets	3.81	%(E)	1.49	%(E)
Portfolio turnover rate	1	%(D)	6	%(D)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Equity Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(3,614)	$—	$—	$(3,614)
Total	$—	$—	$(3,614)	$—	$—	$(3,614)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,211)	$—	$—	$(2,211)
Total	$—	$—	$(2,211)	$—	$—	$(2,211)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(4,315)	$—	$—	$(4,315)
Total	$—	$—	$(4,315)	$—	$—	$(4,315)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
214	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2019
Service Class	0.43	May 1, 2019

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2017	2018	Total
Initial Class	$—	$555	$555
Service Class	134,491	106,253	240,744

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 9,821,187	$ —	$ 112,089	$ —

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 17,507,304	$ 573,950	$ (998,479)	$ (424,529)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Equity Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on May 1, 2017 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe since its inception. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark since its inception.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,028.50	$3.82	$1,021.00	$3.81	0.76%
Service Class	1,000.00	1,026.90	5.08	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	57.4%
U.S. Government Obligations	13.5
Corporate Debt Securities	13.1
U.S. Government Agency Obligations	10.1
Asset-Backed Securities	2.8
Repurchase Agreement	2.5
Mortgage-Backed Securities	1.7
Securities Lending Collateral	1.6
Master Limited Partnership	0.6
Loan Assignments	0.2
Net Other Assets (Liabilities)	(3.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 57.4%
Aerospace & Defense - 3.2%
Boeing Co.	59,085	$ 19,823,609
General Dynamics Corp.	47,830	8,915,990
Northrop Grumman Corp.	4,606	1,417,266

		30,156,865

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	46,692	4,960,091

Airlines - 0.3%
Delta Air Lines, Inc.	62,738	3,108,040

Automobiles - 0.8%
General Motors Co.	199,604	7,864,398

Banks - 2.4%
Bank of America Corp.	226,005	6,371,081
US Bancorp	331,449	16,579,079

		22,950,160

Biotechnology - 0.3%
AbbVie, Inc.	25,087	2,324,311

Capital Markets - 2.9%
CME Group, Inc.	85,871	14,075,974
Goldman Sachs Group, Inc.	9,051	1,996,379
Morgan Stanley	41,916	1,986,819
TD Ameritrade Holding Corp.	176,773	9,681,857

		27,741,029

Chemicals - 1.7%
LyondellBasell Industries NV, Class A	147,588	16,212,542

Consumer Finance - 1.5%
American Express Co.	48,087	4,712,526
Synchrony Financial	282,855	9,441,700

		14,154,226

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	120,696	3,320,347

Equity Real Estate Investment Trusts - 0.9%
Crown Castle International Corp.	39,537	4,262,879
MGM Growth Properties LLC, Class A (A)	78,140	2,380,145
Outfront Media, Inc.	112,767	2,193,318

		8,836,342

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	64,759	13,533,336
Kroger Co.	199,715	5,681,892
Sysco Corp.	141,505	9,663,376

		28,878,604

Food Products - 0.5%
Hershey Co.	46,303	4,308,957

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	149,686	9,129,349
Medtronic PLC	130,699	11,189,141

		20,318,490

Health Care Providers & Services - 0.7%
Aetna, Inc.	37,067	6,801,794

Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings, Inc.	24,221	1,917,334
McDonald’s Corp.	72,707	11,392,460
Norwegian Cruise Line Holdings, Ltd. (B)	56,460	2,667,735
Six Flags Entertainment Corp. (A)	50,796	3,558,260

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	49,297	$ 2,408,158

		21,943,947

Household Products - 0.3%
Clorox Co.	20,835	2,817,934

Industrial Conglomerates - 1.2%
3M Co.	20,046	3,943,449
Honeywell International, Inc.	53,921	7,767,320

		11,710,769

Insurance - 0.5%
Progressive Corp.	77,555	4,587,378

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (B)	3,144	6,373,171

Internet Software & Services - 2.2%
Alphabet, Inc., Class C (B)	18,778	20,949,676

IT Services - 3.8%
Accenture PLC, Class A	64,838	10,606,848
Automatic Data Processing, Inc.	17,469	2,343,292
Mastercard, Inc., Class A	117,732	23,136,693

		36,086,833

Leisure Products - 0.5%
Hasbro, Inc.	50,101	4,624,823

Machinery - 1.2%
Deere & Co.	31,962	4,468,288
Parker-Hannifin Corp.	19,035	2,966,605
Stanley Black & Decker, Inc.	31,471	4,179,663

		11,614,556

Media - 1.4%
Comcast Corp., Class A	333,447	10,940,396
Madison Square Garden Co., Class A (B)	8,566	2,657,088

		13,597,484

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	106,934	7,832,915
Suncor Energy, Inc.	276,661	11,256,456

		19,089,371

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	43,278	6,175,338

Pharmaceuticals - 3.5%
Allergan PLC	62,130	10,358,313
Bristol-Myers Squibb Co.	85,340	4,722,716
Eli Lilly & Co.	84,188	7,183,762
Merck & Co., Inc.	185,716	11,272,961

		33,537,752

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (B)	164,874	7,871,085

Road & Rail - 1.2%
CSX Corp.	178,596	11,390,853

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	245,664	12,211,957
Lam Research Corp.	37,834	6,539,607

		18,751,564

Software - 5.6%
Activision Blizzard, Inc.	39,921	3,046,771
Adobe Systems, Inc. (B)	69,757	17,007,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	306,881	$ 30,261,535
salesforce.com, Inc. (B)	23,259	3,172,528

		53,488,288

Specialty Retail - 1.7%
Home Depot, Inc.	80,491	15,703,794

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	89,669	16,598,629

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	131,935	10,512,581

Tobacco - 1.7%
Altria Group, Inc.	278,168	15,797,161

Total Common Stocks (Cost $424,436,187)		545,159,183

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Blackstone Group, LP	169,310	5,446,703

Total Master Limited Partnership (Cost $4,828,539)		5,446,703

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
AmeriCredit Automobile Receivables Trust Series 2015-2, Class D, 3.00%, 06/08/2021	$ 214,000	213,873
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,247,600
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	409,206
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	295,293
Applebee’s Funding LLC / IHOP Funding LLC Series 2014-1, Class A2, 4.28%, 09/05/2044 (C)	1,512,570	1,500,254
Atrium IX Series 9A, Class AR, 3-Month LIBOR + 1.24%, 3.56% (D), 05/28/2030 (C)	521,400	522,857
Bain Capital Credit CLO Series 2018-1A, Class A1, 3-Month LIBOR + 0.96%, 3.32% (D), 04/23/2031 (C)	990,000	986,167
Bean Creek CLO, Ltd. Series 2015-1A, Class AR, 3-Month LIBOR + 1.02%, 3.38% (D), 04/20/2031 (C)	739,000	737,351
Carlyle Global Market Strategies CLO, Ltd. Series 2014-2RA, Class A1, 3-Month LIBOR + 1.05%, 3.03% (D), 05/15/2031 (C)	1,098,000	1,095,513
Carlyle US CLO, Ltd. Series 2018-1A, Class A1, 3-Month LIBOR + 1.02%, 3.08% (D), 04/20/2031 (C)	1,412,000	1,406,846

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ltd. Series 2013-4A, Class A1RR, 3-Month LIBOR + 1.06%, 3.15% (D), 04/27/2031 (C)	$ 437,328	$ 435,921
Series 2018-1A, Class A,
3-Month LIBOR + 1.00%, 3.16% (D), 04/18/2031 (C)	495,000	491,925
Series 2018-2A, Class A1,
3-Month LIBOR + 1.04%, 3.09% (D), 04/20/2031 (C)	865,000	859,794
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 05/17/2027 (C)	474,000	475,030
Series 2018-2A, Class B,
3.94%, 07/15/2027 (C)	314,000	314,871
Series 2018-2A, Class C,
4.16%, 09/15/2027 (C)	250,000	251,424
Drive Auto Receivables Trust Series 2017-1, Class D, 3.84%, 03/15/2023	77,000	77,651
Series 2017-AA, Class D,
4.16%, 05/15/2024 (C)	436,000	441,367
Dryden 41 Senior Loan Fund Series 2015-41A, Class AR, 3-Month LIBOR + 0.97%, 3.32% (D), 04/15/2031 (C)	687,000	682,412
Dryden 55 CLO, Ltd. Series 2018-55A, Class A1, 3-Month LIBOR + 1.02%, 3.06% (D), 04/15/2031 (C)	417,000	415,217
Dryden Senior Loan Fund Series 2018-64A, Class A, 3-Month LIBOR + 0.97%, 3.19% (D), 04/18/2031 (C)	978,000	976,306
Evergreen Credit Card Trust Series 2018-1, Class A, 2.95%, 03/15/2023 (C)	262,000	260,930
Exeter Automobile Receivables Trust Series 2018-2A, Class C, 3.69%, 03/15/2023 (C)	345,000	344,507
Flagship Credit Auto Trust Series 2016-3, Class C, 2.72%, 07/15/2022 (C)	340,000	336,626
Flatiron CLO 18, Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 0.95%, 3.42% (D), 04/17/2031 (C)	540,000	536,979
LCM XIV, LP Series 14A, Class AR, 3-Month LIBOR + 1.04%, 3.44% (D), 07/20/2031 (C)	308,889	308,381
LCM XVIII, LP Series 18A, Class A1R, 3-Month LIBOR + 1.02%, 3.26% (D), 04/20/2031 (C)	1,301,000	1,298,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Magnetite VIII, Ltd. Series 2014-8A, Class AR2, 3-Month LIBOR + 0.98%, 3.07% (D), 04/15/2031 (C)	$ 1,306,000	$ 1,303,968
Magnetite XV, Ltd. Series 2015-15A, Class AR, 3-Month LIBOR + 1.01%, 3.09% (D), 07/25/2031 (C)	694,000	694,000
Octagon Investment Partners 36, Ltd. Series 2018-1A, Class A1, 3-Month LIBOR + 0.97%, 2.73% (D), 04/15/2031 (C)	1,330,000	1,326,377
OSCAR US Funding Trust V Series 2016-2A, Class A3, 2.73%, 12/15/2020 (C)	160,000	159,516
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (C)	231,000	229,398
PFS Financing Corp. Series 2017-D, Class A, 2.40%, 10/17/2022 (C)	291,000	285,632
Santander Drive Auto Receivables Trust Series 2015-1, Class D, 3.24%, 04/15/2021	209,000	209,310
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	437,653
Sounds Point CLO IV-R, Ltd. Series 2013-3RA, Class A, 3-Month LIBOR + 1.15%, 3.65% (D), 04/18/2031 (C)	698,000	698,074
Towd Point Mortgage Trust Series 2015-3, Class A1A, 3.50% (D), 03/25/2054 (C)	38,705	38,676
Series 2018-2, Class A1,
3.25% (D), 03/25/2058 (C)	531,195	525,744
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (C)	339,000	339,054
Verizon Owner Trust Series 2016-2A, Class C, 2.36%, 05/20/2021 (C)	465,000	457,114
Voya CLO, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 0.95%, 3.29% (D), 04/19/2031 (C)	1,431,000	1,426,936
Series 2018-2A, Class A1,
3-Month LIBOR + 1.00%, 3.37% (D), 07/15/2031 (C)	1,206,616	1,206,616
Westlake Automobile Receivables Trust Series 2018-1A, Class C, 2.92%, 05/15/2023 (C)	55,000	54,522
Series 2018-1A, Class D,
3.41%, 05/15/2023 (C)	55,000	54,667
Series 2018-2A, Class B,
3.20%, 01/16/2024 (C)	124,000	124,012
Series 2018-2A, Class C,
3.50%, 01/16/2024 (C)	214,000	214,548

Total Asset-Backed Securities (Cost $26,785,475)		26,708,909

	Principal	Value
CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.5%
Arconic, Inc. 5.13%, 10/01/2024 (A)	$ 999,000	$ 986,512
5.87%, 02/23/2022	173,000	180,526
General Dynamics Corp.
3-Month LIBOR + 0.29%, 2.65% (D), 05/11/2020	246,000	246,607
3-Month LIBOR + 0.38%, 2.74% (D), 05/11/2021	246,000	246,857
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (C)	1,451,000	1,500,755
Northrop Grumman Corp. 2.55%, 10/15/2022	935,000	900,613
Rockwell Collins, Inc. 3.20%, 03/15/2024	399,000	384,387

		4,446,257

Banks - 1.9%
Bank of America Corp. 2.50%, 10/21/2022, MTN	2,974,000	2,848,641
CitiBank NA 3-Month LIBOR + 0.32%, 2.68% (D), 05/01/2020	2,669,000	2,670,911
Citigroup, Inc. 3.20%, 10/21/2026	595,000	553,308
4.60%, 03/09/2026	367,000	366,473
Citizens Bank NA 2.65%, 05/26/2022	358,000	346,191
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	181,503
4.30%, 12/03/2025	1,215,000	1,207,190
4.35%, 08/01/2025	177,000	175,068
First Republic Bank 4.63%, 02/13/2047	776,000	766,098
HSBC Holdings PLC 3-Month LIBOR + 0.60%, 2.93% (D), 05/18/2021	1,499,000	1,501,184
JPMorgan Chase & Co. 2.30%, 08/15/2021, MTN	1,058,000	1,022,146
4.13%, 12/15/2026	646,000	637,841
JPMorgan Chase Bank NA
3-Month LIBOR + 0.34%, 2.70% (D), 04/26/2021	1,792,000	1,792,432
Fixed until 04/26/2020, 3.09% (D), 04/26/2021	1,671,000	1,667,083
Royal Bank of Canada 3-Month LIBOR + 0.39%, 2.75% (D), 04/30/2021, MTN	1,860,000	1,859,371
SVB Financial Group 5.38%, 09/15/2020	517,000	538,947

		18,134,387

Building Products - 0.1%
Masonite International Corp. 5.63%, 03/15/2023 (C)	274,000	280,083
Owens Corning
3.40%, 08/15/2026	233,000	212,450
4.20%, 12/01/2024	584,000	576,159

		1,068,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.1%
Cboe Global Markets, Inc. 3.65%, 01/12/2027	$ 943,000	$ 909,958
Charles Schwab Corp.
3-Month LIBOR + 0.32%, 2.65% (D), 05/21/2021	947,000	950,844
3.00%, 03/10/2025	621,000	597,084
3.25%, 05/21/2021	294,000	295,175
E*TRADE Financial Corp. 2.95%, 08/24/2022	913,000	884,404
3.80%, 08/24/2027	982,000	940,040
4.50%, 06/20/2028	359,000	360,266
Goldman Sachs Capital I 6.35%, 02/15/2034	2,229,000	2,542,609
Morgan Stanley 3.95%, 04/23/2027	561,000	534,796
Raymond James Financial, Inc. 3.63%, 09/15/2026	449,000	431,181
4.95%, 07/15/2046	819,000	834,535
5.63%, 04/01/2024	396,000	425,128
TD Ameritrade Holding Corp. 3.63%, 04/01/2025	632,000	625,347

		10,331,367

Chemicals - 0.3%
CF Industries, Inc. 4.50%, 12/01/2026 (C)	801,000	795,322
5.38%, 03/15/2044	698,000	615,985
Sherwin-Williams Co. 2.75%, 06/01/2022	272,000	263,567
Syngenta Finance NV 3.70%, 04/24/2020 (C)	355,000	353,711
3.93%, 04/23/2021 (C)	339,000	338,141
4.44%, 04/24/2023 (C)	200,000	198,880
4.89%, 04/24/2025 (C)	200,000	196,096

		2,761,702

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	475,000	479,305
Vulcan Materials Co. 4.50%, 04/01/2025	817,000	821,034

		1,300,339

Consumer Finance - 0.5%
Ally Financial, Inc. 8.00%, 12/31/2018	304,000	309,700
American Express Credit Corp. 2.13%, 03/18/2019	2,255,000	2,246,345
Capital One Financial Corp. 3.30%, 10/30/2024	387,000	367,581
General Motors Financial Co., Inc. 3.20%, 07/13/2020	932,000	927,605
3.55%, 04/09/2021	722,000	719,659

		4,570,890

Containers & Packaging - 0.1%
Ball Corp. 4.38%, 12/15/2020	570,000	574,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.2%
HD Supply, Inc. 5.75% (E), 04/15/2024 (C)	$ 1,566,000	$ 1,642,342

Diversified Telecommunication Services - 0.6%
AT&T, Inc. 4.10%, 02/15/2028 (C)	947,000	904,927
4.25%, 03/01/2027	929,000	909,226
5.15%, 11/15/2046 (C)	558,000	525,685
5.25%, 03/01/2037	259,000	254,740
BellSouth LLC 4.33%, 04/26/2021 (C)	1,883,000	1,902,634
Verizon Communications, Inc. 2.63%, 08/15/2026	829,000	735,771
4.86%, 08/21/2046	364,000	347,828

		5,580,811

Electric Utilities - 0.4%
Duke Energy Corp. 1.80%, 09/01/2021	360,000	344,593
2.40%, 08/15/2022	399,000	383,750
NextEra Energy Operating Partners, LP 4.25%, 09/15/2024 (C)	120,000	115,500
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.38%, 05/01/2021 (C)	2,144,000	2,230,236
Southern Co. 2.95%, 07/01/2023	687,000	662,686

		3,736,765

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc. 4.15%, 06/15/2023	259,000	258,167
4.75%, 12/01/2024	1,237,000	1,263,233
4.90%, 06/15/2028	1,945,000	1,941,544

		3,462,944

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.75%, 09/01/2020	270,000	280,611
5.88%, 03/01/2022	624,000	659,942
NuStar Logistics, LP 5.63%, 04/28/2027 (A)	645,000	624,038

		1,564,591

Equity Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 2.75%, 01/15/2020	688,000	682,381
4.50%, 07/30/2029	307,000	305,892
4.60%, 04/01/2022	1,414,000	1,459,333
American Tower Corp. 3.30%, 02/15/2021	959,000	957,961
4.40%, 02/15/2026	591,000	586,767
Crown Castle International Corp. 3.20%, 09/01/2024	611,000	576,643
5.25%, 01/15/2023	808,000	846,653
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	381,000	385,762

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Reckson Operating Partnership, LP 7.75%, 03/15/2020	$ 1,330,000	$ 1,420,927
Senior Housing Properties Trust 6.75%, 04/15/2020 - 12/15/2021	244,000	255,927
SL Green Realty Corp. 5.00%, 08/15/2018	304,000	304,453

		7,782,699

Food & Staples Retailing - 0.0% (F)
Sysco Corp. 2.50%, 07/15/2021	258,000	251,937

Food Products - 0.2%
WM Wrigley Jr. Co. 2.40%, 10/21/2018 (C)	1,900,000	1,898,656

Health Care Equipment & Supplies - 0.0% (F)
Becton Dickinson and Co. 2.89%, 06/06/2022	457,000	442,026

Health Care Providers & Services - 0.9%
Aetna, Inc. 2.80%, 06/15/2023	475,000	452,594
Centene Corp. 4.75%, 05/15/2022 - 01/15/2025	627,000	624,461
6.13%, 02/15/2024	569,000	599,584
Centene Escrow I Corp. 5.38%, 06/01/2026 (C)	471,000	477,184
CVS Health Corp. 4.10%, 03/25/2025	1,111,000	1,105,113
4.30%, 03/25/2028	1,542,000	1,521,043
4.75%, 12/01/2022	460,000	477,176
5.05%, 03/25/2048	545,000	554,645
HCA, Inc. 3.75%, 03/15/2019	511,000	512,916
5.00%, 03/15/2024	654,000	654,000
5.25%, 06/15/2026	494,000	490,641
UnitedHealth Group, Inc. 2.38%, 10/15/2022	333,000	320,181
WellCare Health Plans, Inc. 5.25%, 04/01/2025	624,000	620,880

		8,410,418

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance, Inc. 4.63%, 01/15/2022 (C)	996,000	996,000
MGM Resorts International 6.00%, 03/15/2023	74,000	76,220
6.63%, 12/15/2021	411,000	433,091
6.75%, 10/01/2020	1,014,000	1,062,165
7.75%, 03/15/2022	148,000	160,580
Wyndham Destinations, Inc. 4.15%, 04/01/2024	456,000	448,590
4.50%, 04/01/2027	262,000	254,795
5.10%, 10/01/2025	234,000	239,558

		3,670,999

Household Durables - 0.2%
DR Horton, Inc. 3.75%, 03/01/2019	661,000	663,063
MDC Holdings, Inc. 5.50%, 01/15/2024	569,000	574,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Toll Brothers Finance Corp. 4.00%, 12/31/2018	$ 262,000	$ 261,967
4.38%, 04/15/2023	99,000	97,020
5.88%, 02/15/2022	334,000	346,525

		1,943,265

Internet & Catalog Retail - 0.0% (F)
Amazon.com, Inc. 2.80%, 08/22/2024	450,000	433,592

IT Services - 0.3%
First Data Corp. 7.00%, 12/01/2023 (C)	905,000	942,630
Total System Services, Inc. 3.80%, 04/01/2021	587,000	591,013
4.80%, 04/01/2026	1,249,000	1,280,390

		2,814,033

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 03/15/2021	713,000	717,902
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,127,000	1,138,140
UBM PLC 5.75%, 11/03/2020 (C)	471,000	480,306
Unitymedia GmbH 6.13%, 01/15/2025 (C)	1,074,000	1,106,220
Unitymedia Hessen GMBH & Co. KG / Unitymedia NRW GMBH 5.00%, 01/15/2025 (A) (C)	561,000	568,012
Warner Media LLC 3.60%, 07/15/2025	578,000	549,573

		4,560,153

Metals & Mining - 0.5%
Anglo American Capital PLC 4.13%, 09/27/2022 (C)	213,000	214,164
Freeport-McMoRan, Inc. 3.10%, 03/15/2020	264,000	258,720
3.55%, 03/01/2022	996,000	946,200
4.55%, 11/14/2024 (A)	389,000	369,550
5.45%, 03/15/2043	393,000	344,740
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	644,000	658,519
Steel Dynamics, Inc. 4.13%, 09/15/2025	652,000	625,105
5.00%, 12/15/2026	297,000	297,000
Teck Resources, Ltd. 4.50%, 01/15/2021	269,000	269,000
4.75%, 01/15/2022	390,000	390,815
8.50%, 06/01/2024 (C)	775,000	849,594

		5,223,407

Multi-Utilities - 0.1%
Sempra Energy 3-Month LIBOR + 0.50%, 2.85% (D), 01/15/2021	683,000	683,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.4%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	$ 209,000	$ 204,209
5.25%, 01/15/2025	253,000	259,295
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	779,000	772,184
Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	297,000	296,318
Continental Resources, Inc. 4.50%, 04/15/2023	987,000	1,001,591
5.00%, 09/15/2022	1,490,000	1,509,687
Enbridge Energy Partners, LP 5.88%, 10/15/2025	586,000	637,735
Energy Transfer Equity, LP 4.25%, 03/15/2023	508,000	490,225
5.50%, 06/01/2027	327,000	327,000
5.88%, 01/15/2024	458,000	469,450
Energy Transfer Partners, LP 4.15%, 10/01/2020	366,000	370,178
4.95%, 06/15/2028	460,000	458,571
6.00%, 06/15/2048	522,000	521,941
EnLink Midstream Partners, LP 4.15%, 06/01/2025	267,000	246,765
4.85%, 07/15/2026	767,000	726,778
EQT Midstream Partners, LP 5.50%, 07/15/2028	755,000	754,871
Kinder Morgan Energy Partners, LP 3.50%, 03/01/2021	170,000	169,531
3.95%, 09/01/2022	557,000	556,927
5.00%, 10/01/2021	436,000	452,403
Motiva Enterprises LLC 5.75%, 01/15/2020 (C)	161,000	166,048
NGPL PipeCo LLC 4.38%, 08/15/2022 (C)	117,000	115,830
4.88%, 08/15/2027 (C)	252,000	248,850
Phillips 66 Partners, LP 3.61%, 02/15/2025	538,000	513,019
3.75%, 03/01/2028	182,000	170,096
Plains All American Pipeline, LP / PAA Finance Corp. 4.65%, 10/15/2025	222,000	221,230
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027	967,000	982,653
Williams Cos., Inc. 3.70%, 01/15/2023	310,000	299,925
Williams Partners, LP 3.60%, 03/15/2022	305,000	303,509

		13,246,819

Paper & Forest Products - 0.2%
Georgia-Pacific LLC 3.16%, 11/15/2021 (C)	1,045,000	1,038,337
3.60%, 03/01/2025 (C)	831,000	827,248

		1,865,585

Pharmaceuticals - 0.2%
Allergan Funding SCS 3.00%, 03/12/2020	512,000	509,574

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co., BV 2.95%, 12/18/2022	$ 86,000	$ 78,274
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/2023	490,000	423,237
6.00%, 04/15/2024	719,000	712,045

		1,723,130

Professional Services - 0.5%
IHS Markit, Ltd. 4.75%, 02/15/2025 (C)	767,000	759,330
5.00%, 11/01/2022 (C)	94,000	94,823
Verisk Analytics, Inc. 4.13%, 09/12/2022	177,000	180,263
4.88%, 01/15/2019	832,000	839,496
5.50%, 06/15/2045	990,000	1,020,432
5.80%, 05/01/2021	1,531,000	1,620,852

		4,515,196

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	711,000	727,078
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	1,597,000	1,549,090

		2,276,168

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.13%, 01/15/2025	376,000	348,801
3.63%, 01/15/2024	292,000	282,658
Marvell Technology Group, Ltd. 4.20%, 06/22/2023	358,000	357,945
4.88%, 06/22/2028	405,000	402,408
Microchip Technology, Inc. 3.92%, 06/01/2021 (C)	395,000	395,656

		1,787,468

Software - 0.1%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	734,000	743,440

Wireless Telecommunication Services - 0.1%
Crown Castle Towers LLC 3.72%, 07/15/2043 (C) (G)	448,000	448,372
4.24%, 07/15/2048 (C) (G)	769,000	772,714

		1,221,086

Total Corporate Debt Securities (Cost $126,991,707)		124,668,782

LOAN ASSIGNMENTS - 0.2%
Health Care Providers & Services - 0.2%
Gentiva Health Services, Inc. 1st Lien Delayed Draw Term Loan,
TBD, 06/02/2025 (G) (H)	611,462	611,462
1st Lien Term Loan,
TBD, 06/02/2025 (G) (H)	978,000	978,000

Total Loan Assignments (Cost $1,573,567)		1,589,462

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.7%
Angel Oak Mortgage Trust LLC Series 2018-AOMT, Class A1, 3.67% (D), 07/27/2048 (C)	$ 232,000	$ 231,998
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (D), 04/25/2048 (C)	361,815	362,498
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class A, 3.65% (D), 03/10/2037 (C)	573,000	565,206
Series 2014-FL1, Class D,
1-Month LIBOR + 4.00%, 6.53% (D), 12/15/2031 (C)	100,000	98,657
Series 2014-FL1, Class E,
1-Month LIBOR + 5.50%, 5.53% (D), 12/15/2031 (C)	251,657	242,657
BBCMS Mortgage Trust Series 2018-TALL, Class A, 1-Month LIBOR + 0.72%, 2.80% (D), 03/15/2037 (C)	2,826,000	2,821,554
BBCMS Trust Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (C)	715,000	736,356
BXP Trust Series 2017-GM, Class A, 3.38%, 06/13/2039 (C)	324,000	314,704
Caesars Palace Las Vegas Trust Series 2017-VICI, Class C, 4.14%, 10/15/2034 (C)	458,000	461,680
Series 2017-VICI, Class D,
4.50% (D), 10/15/2034 (C)	495,000	498,047
Series 2017-VICI, Class E,
4.50% (D), 10/15/2034 (C)	650,000	638,136
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.82% (D), 07/15/2030 (C)	274,000	273,794
Series 2017-MDRB, Class C,
1-Month LIBOR + 2.50%, 4.57% (D), 07/15/2030 (C)	173,000	172,808
CSMLT Trust Series 2015-2, Class A6, 3.50% (D), 08/25/2045 (C)	444,397	441,932
GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class E, 1-Month LIBOR + 4.40%, 6.47% (D), 08/15/2032 (C)	458,000	459,255
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class E, 5.83% (D), 11/15/2043 (C)	314,000	311,113
Series 2015-UES, Class E,
3.74% (D), 09/05/2032 (C)	236,000	232,653
Series 2016-WIKI, Class C,
3.55%, 10/05/2031 (C)	96,000	94,487
Series 2016-WIKI, Class D,
4.14% (D), 10/05/2031 (C)	146,000	143,393

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MSSG Trust Series 2017-237P, Class A, 3.40%, 09/13/2039 (C)	$ 399,000	$ 386,979
New Residential Mortgage Loan Trust Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	446,115	450,429
Series 2018-2A, Class A1,
4.50% (D), 02/25/2058 (C)	411,599	421,971
Sequoia Mortgage Trust Series 2018-CH2, Class A12, 4.00% (D), 06/25/2048 (C)	925,782	936,638
Starwood Retail Property Trust Series 2014-STAR, Class D,
1-Month LIBOR + 3.25%, 5.32% (D), 11/15/2027 (C)	311,000	301,972
Series 2014-STAR, Class E,
1-Month LIBOR + 4.15%, 6.22% (D), 11/15/2027 (C)	185,000	173,962
Station Place Securitization Trust
Series 2017-3, Class A,
1-Month LIBOR + 1.00%, 2.96% (D), 07/24/2018 (C) (I)	921,000	921,026
Series 2017-LD1, Class A,
1-Month LIBOR + 0.80%, 2.89% (D), 11/25/2050 (C) (I)	1,110,000	1,106,461
Series 2017-LD1, Class B,
1-Month LIBOR + 1.00%, 3.09% (D), 11/25/2050 (C) (I)	220,000	219,453
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ, 5.41% (D), 12/15/2043	343,167	345,577
Series 2007-C34, Class AJ,
6.31% (D), 05/15/2046	106,150	107,938
WinWater Mortgage Loan Trust Series 2015-5, Class A5, 3.50% (D), 08/20/2045 (C)	1,298,386	1,287,920

Total Mortgage-Backed Securities (Cost $15,899,772)		15,761,254

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Mortgage Corp. 3.00%, 01/01/2045 - 12/01/2046	3,759,769	3,647,813
3.50%, 02/01/2043 - 03/01/2048	9,194,404	9,179,621
3.50%, 03/01/2048 (G)	1,752,275	1,746,440
4.00%, 05/01/2046 - 06/01/2048	6,772,327	6,912,830
6.00%, 04/01/2040	105,972	119,153
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 3.60%, 5.69% (D), 04/25/2024	848,000	940,678
1-Month LIBOR + 4.50%, 6.59% (D), 02/25/2024	1,146,000	1,321,585
Federal National Mortgage Association 3.00%, 02/01/2043 - 02/01/2057	8,525,765	8,276,784
3.50%, 10/01/2042 - 08/01/2056	14,171,041	14,158,542
3.50%, TBA (G)	1,017,000	1,012,216
4.00%, 10/01/2046 - 06/01/2048	12,331,505	12,594,553
4.00%, TBA (G)	10,316,000	10,517,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, 11/01/2042 - 06/01/2048	$ 5,561,709	$ 5,846,218
4.50%, TBA (G)	4,429,000	4,610,131
5.00%, 07/01/2044	1,078,259	1,167,318
5.00%, TBA (G)	4,290,500	4,536,594
6.00%, 02/01/2037	4,625	5,208
Federal National Mortgage Association
Connecticut Avenue Securities
1-Month LIBOR + 2.60%, 4.69% (D), 05/25/2024	360,952	382,974
1-Month LIBOR + 3.00%, 5.09% (D), 07/25/2024	1,615,563	1,731,514
Government National Mortgage Association 3.00%, 02/20/2048	926,533	907,086
4.00%, 01/15/2045 - 12/15/2047	2,933,995	3,021,621
4.50%, 10/20/2041 - 05/20/2048	2,849,151	3,022,710

Total U.S. Government Agency Obligations (Cost $97,324,588)		95,658,770

U.S. GOVERNMENT OBLIGATIONS - 13.5%
U.S. Treasury - 13.5%
U.S. Treasury Bond 2.75%, 08/15/2047 - 11/15/2047	15,210,000	14,513,739
3.00%, 05/15/2047	1,137,000	1,140,331
3.00%, 02/15/2048 (A)	7,057,000	7,080,707
3.13%, 05/15/2048	16,338,500	16,792,276
U.S. Treasury Note
1.50%, 10/31/2019	2,203,000	2,175,635
1.75%, 11/30/2019	10,076,000	9,974,453
1.88%, 12/31/2019	1,602,000	1,587,670
2.00%, 01/31/2020	2,737,000	2,716,366
2.25%, 02/29/2020 - 11/15/2027	20,627,000	20,368,203

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.38%, 04/30/2020	$ 21,812,000	$ 21,755,766
2.50%, 05/31/2020	12,573,000	12,567,106
2.75%, 05/31/2023 - 02/15/2028	10,488,000	10,463,048
2.88%, 05/15/2028	7,432,000	7,446,806

Total U.S. Government Obligations (Cost $128,311,967)		128,582,106

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (J)	14,848,142	14,848,142

Total Securities Lending Collateral (Cost $14,848,142)		14,848,142

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.90% (J), dated 06/29/2018, to be repurchased at $23,818,756 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $24,295,479.	$ 23,816,969	23,816,969

Total Repurchase Agreement (Cost $23,816,969)		23,816,969

Total Investments (Cost $864,816,913)		982,240,280
Net Other Assets (Liabilities) - (3.5)%		(33,252,057)

Net Assets - 100.0%		$ 948,988,223

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$545,159,183	$—	$—	$545,159,183
Master Limited Partnership	5,446,703	—	—	5,446,703
Asset-Backed Securities	—	26,708,909	—	26,708,909
Corporate Debt Securities	—	124,668,782	—	124,668,782
Loan Assignments	—	1,589,462	—	1,589,462
Mortgage-Backed Securities	—	15,761,254	—	15,761,254
U.S. Government Agency Obligations	—	95,658,770	—	95,658,770
U.S. Government Obligations	—	128,582,106	—	128,582,106
Securities Lending Collateral	14,848,142	—	—	14,848,142
Repurchase Agreement	—	23,816,969	—	23,816,969

Total Investments	$565,454,028	$416,786,252	$—	$982,240,280

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,540,459. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $62,510,348, representing 6.6% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2018; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at June 30, 2018 where the rate will be determined at time of settlement.
(I)	Illiquid security. At June 30, 2018, the value of such securities amounted to $2,246,940 or 0.2% of the Portfolio’s net assets.
(J)	Rates disclosed reflect the yields at June 30, 2018.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $840,999,944) (including securities loaned of $14,540,459)	$958,423,311
Repurchase agreement, at value (cost $23,816,969)	23,816,969
Receivables and other assets:
Shares of beneficial interest sold	75,445
Investments sold	5,132,713
When-issued, delayed-delivery, forward and TBA commitments sold	17,825,242
Interest	2,407,068
Dividends	441,886
Net income from securities lending	2,241
Prepaid expenses	3,202

Total assets	1,008,128,077

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	315,530
Investments purchased	5,273,481
When-issued, delayed-delivery, forward and TBA commitments purchased	37,853,497
Investment management fees	553,071
Distribution and service fees	188,255
Transfer agent costs	1,697
Trustees, CCO and deferred compensation fees	2,891
Audit and tax fees	19,454
Custody fees	14,000
Legal fees	8,776
Printing and shareholder reports fees	48,650
Other	12,410
Collateral for securities on loan	14,848,142

Total liabilities	59,139,854

Net assets	$948,988,223

Net assets consist of:
Capital stock ($0.01 par value)	$605,773
Additional paid-in capital	757,415,043
Undistributed (distributions in excess of) net investment income (loss)	20,814,024
Accumulated net realized gain (loss)	52,730,016
Net unrealized appreciation (depreciation) on:
Investments	117,423,367

Net assets	$948,988,223

Net assets by class:
Initial Class	$11,151,469
Service Class	937,836,754

Shares outstanding:
Initial Class	701,736
Service Class	59,875,608

Net asset value and offering price per share:
Initial Class	$15.89
Service Class	15.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$5,370,262
Interest income	5,771,745
Net income (loss) from securities lending	25,683
Withholding taxes on foreign income	(23,257)

Total investment income	11,144,433

Expenses:
Investment management fees	3,385,218
Distribution and service fees:
Service Class	1,151,397
Transfer agent costs	6,553
Trustees, CCO and deferred compensation fees	14,504
Audit and tax fees	19,143
Custody fees	68,344
Legal fees	27,270
Printing and shareholder reports fees	26,073
Other	14,038

Total expenses	4,712,540

Net investment income (loss)	6,431,893

Net realized gain (loss) on:
Investments	31,663,946
Foreign currency transactions	(2,076)

Net realized gain (loss)	31,661,870

Net change in unrealized appreciation (depreciation) on:
Investments	(12,863,826)

Net realized and change in unrealized gain (loss)	18,798,044

Net increase (decrease) in net assets resulting from operations	$25,229,937

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$6,431,893	$13,434,331
Net realized gain (loss)	31,661,870	22,764,635
Net change in unrealized appreciation (depreciation)	(12,863,826)	97,493,946

Net increase (decrease) in net assets resulting from operations	25,229,937	133,692,912

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(172,154)
Service Class	—	(11,323,493)

Total dividends and/or distributions from net investment income	—	(11,495,647)

Net realized gains:
Initial Class	—	(50,945)
Service Class	—	(4,016,492)

Total dividends and/or distributions from net realized gains	—	(4,067,437)

Total dividends and/or distributions to shareholders	—	(15,563,084)

Capital share transactions:
Proceeds from shares sold:
Initial Class	570,463	1,636,497
Service Class	21,124,997	68,626,763

	21,695,460	70,263,260

Dividends and/or distributions reinvested:
Initial Class	—	223,099
Service Class	—	15,339,985

	—	15,563,084

Cost of shares redeemed:
Initial Class	(1,231,787)	(1,716,827)
Service Class	(35,314,283)	(32,051,232)

	(36,546,070)	(33,768,059)

Net increase (decrease) in net assets resulting from capital share transactions	(14,850,610)	52,058,285

Net increase (decrease) in net assets	10,379,327	170,188,113

Net assets:
Beginning of period/year	938,608,896	768,420,783

End of period/year	$948,988,223	$938,608,896

Undistributed (distributions in excess of) net investment income (loss)	$20,814,024	$14,382,131

Capital share transactions - shares:
Shares issued:
Initial Class	36,355	114,418
Service Class	1,361,469	4,886,762

	1,397,824	5,001,180

Shares reinvested:
Initial Class	—	15,575
Service Class	—	1,083,340

	—	1,098,915

Shares redeemed:
Initial Class	(78,982)	(118,117)
Service Class	(2,279,042)	(2,225,446)

	(2,358,024)	(2,343,563)

Net increase (decrease) in shares outstanding:
Initial Class	(42,627)	11,876
Service Class	(917,573)	3,744,656

	(960,200)	3,756,532

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$15.45		$13.47	$13.18		$13.60	$12.66	$10.70

Investment operations:
Net investment income (loss) (A)	0.13		0.26	0.23	(B)	0.24	0.21	0.17
Net realized and unrealized gain (loss)	0.31		2.02	0.33		(0.21)	0.83	1.88

Total investment operations	0.44		2.28	0.56		0.03	1.04	2.05

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.16)		(0.12)	(0.10)	(0.09)
Net realized gains	—		(0.07)	(0.11)		(0.33)	—	—

Total dividends and/or distributions to shareholders	—		(0.30)	(0.27)		(0.45)	(0.10)	(0.09)

Net asset value, end of period/year	$15.89		$15.45	$13.47		$13.18	$13.60	$12.66

Total return (C)	2.85	%(D)	17.04%	4.33%		0.34%	8.19%	19.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,151		$11,503	$9,868		$10,148	$10,495	$9,777
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.77%	0.77%		0.79%	0.81%	0.84%
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.77%	0.77	%(B)	0.79%	0.81%	0.84%
Net investment income (loss) to average net assets	1.62	%(E)	1.80%	1.77	%(B)	1.76%	1.63%	1.43%
Portfolio turnover rate	55	%(D)	63%	84%		75%	84%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

Service Class
June 30, 2018 (unaudited)	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$15.25	$13.30	$13.02	$13.45	$12.55	$10.62

Investment operations:
Net investment income (loss) (A)	0.11	0.22	0.20	(B)	0.20	0.18	0.14
Net realized and unrealized gain (loss)	0.30	1.99	0.33	(0.20)	0.80	1.87

Total investment operations	0.41	2.21	0.53	0.00	(C)	0.98	2.01

Dividends and/or distributions to shareholders:
Net investment income	—	(0.19)	(0.14)	(0.10)	(0.08)	(0.08)
Net realized gains	—	(0.07)	(0.11)	(0.33)	—	—

Total dividends and/or distributions to shareholders	—	(0.26)	(0.25)	(0.43)	(0.08)	(0.08)

Net asset value, end of period/year	$15.66	$15.25	$13.30	$13.02	$13.45	$12.55

Total return (D)	2.69	%(E)	16.73%	4.12%	0.12%	7.83%	19.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$937,837	$927,106	$758,553	$617,439	$391,062	$221,099
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	1.02%	1.03%	1.04%	1.06%	1.09%
Including waiver and/or reimbursement and recapture	1.01	%(F)	1.02%	1.02	%(B)	1.04%	1.06%	1.09%
Net investment income (loss) to average net assets	1.38	%(F)	1.55%	1.53	%(B)	1.51%	1.39%	1.20%
Portfolio turnover rate	55	%(E)	63%	84%	75%	84%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $4,000.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,848,461	$—	$—	$—	$5,848,461
Corporate Debt Securities	1,792,586	—	—	—	1,792,586
U.S. Government Obligations	7,207,095	—	—	—	7,207,095
Total Securities Lending Transactions	$14,848,142	$—	$—	$—	$14,848,142
Total Borrowings	$14,848,142	$—	$—	$—	$14,848,142

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.760%
Over $250 million up to $500 million	0.730
Over $500 million up to $1 billion	0.705
Over $1 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2019
Service Class	1.15	May 1, 2019

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 205,612,064	$ 296,476,957	$ 257,107,477	$ 248,244,216

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 864,816,913	$ 131,333,933	$ (13,910,566)	$ 117,423,367

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1- and 5-year periods and below its composite benchmark for the past 3-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 9, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,077.70	$4.28	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,076.40	5.56	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Securities Lending Collateral	4.4
Repurchase Agreement	3.0
Convertible Preferred Stocks	0.2
Net Other Assets (Liabilities)	(4.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.3%
Harris Corp.	56,870	$ 8,219,990
Teledyne Technologies, Inc. (A)	82,514	16,425,237

		24,645,227

Airlines - 1.0%
Ryanair Holdings PLC, ADR (A)	87,799	10,029,280

Auto Components - 0.5%
Visteon Corp. (A)	38,861	5,022,396

Banks - 0.6%
SVB Financial Group (A)	23,795	6,871,044

Biotechnology - 2.2%
ACADIA Pharmaceuticals, Inc. (A) (B)	145,998	2,229,390
Alkermes PLC (A)	89,090	3,666,944
Celgene Corp. (A)	68,350	5,428,357
DBV Technologies SA, ADR (A) (B)	65,364	1,260,872
Neurocrine Biosciences, Inc. (A)	112,305	11,032,843

		23,618,406

Building Products - 1.0%
A.O. Smith Corp.	173,588	10,267,730

Capital Markets - 5.1%
LPL Financial Holdings, Inc.	307,016	20,121,829
MSCI, Inc.	41,722	6,902,070
TD Ameritrade Holding Corp.	480,338	26,308,112

		53,332,011

Commercial Services & Supplies - 3.4%
Cimpress NV (A)	116,839	16,936,982
Edenred	263,513	8,327,187
Ritchie Bros Auctioneers, Inc.	301,878	10,300,077

		35,564,246

Consumer Finance - 0.6%
Synchrony Financial	181,816	6,069,018

Containers & Packaging - 1.4%
Sealed Air Corp.	350,620	14,883,819

Diversified Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (A)	271,484	16,145,153

Electrical Equipment - 2.9%
AMETEK, Inc.	77,631	5,601,853
Sensata Technologies Holding PLC (A)	532,217	25,322,885

		30,924,738

Electronic Equipment, Instruments & Components - 6.0%
Belden, Inc.	113,152	6,915,850
Dolby Laboratories, Inc., Class A	135,828	8,379,229
Flex, Ltd. (A)	802,910	11,329,060
National Instruments Corp.	353,198	14,827,252
TE Connectivity, Ltd.	233,191	21,001,182

		62,452,573

Equity Real Estate Investment Trusts - 3.6%
Crown Castle International Corp.	177,331	19,119,829
Lamar Advertising Co., Class A	270,007	18,444,178

		37,564,007

Health Care Equipment & Supplies - 8.7%
Boston Scientific Corp. (A)	645,189	21,097,680
Cooper Cos., Inc.	75,140	17,691,713
DexCom, Inc. (A)	63,947	6,073,686
ICU Medical, Inc. (A)	35,127	10,315,044

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
STERIS PLC	144,712	$ 15,196,207
Teleflex, Inc.	33,002	8,851,466
Varian Medical Systems, Inc. (A)	101,808	11,577,606

		90,803,402

Health Care Providers & Services - 0.6%
Henry Schein, Inc. (A)	80,890	5,875,850

Health Care Technology - 1.7%
athenahealth, Inc. (A)	112,981	17,979,796

Hotels, Restaurants & Leisure - 2.3%
Dunkin’ Brands Group, Inc. (B)	199,598	13,786,234
Norwegian Cruise Line Holdings, Ltd. (A)	214,108	10,116,603

		23,902,837

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	96,950	10,500,655

Insurance - 3.5%
Aon PLC	127,232	17,452,414
Intact Financial Corp.	138,027	9,790,452
WR Berkley Corp.	126,435	9,155,158

		36,398,024

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A (A) (B)	46,795	5,557,374

Internet Software & Services - 0.9%
Dropbox, Inc. (A) (C) (D)	282,250	9,150,545

IT Services - 9.8%
Amdocs, Ltd.	249,603	16,521,222
Broadridge Financial Solutions, Inc.	65,938	7,589,464
Euronet Worldwide, Inc. (A)	41,130	3,445,460
Fidelity National Information Services, Inc.	145,294	15,405,523
Gartner, Inc. (A)	78,251	10,399,558
Global Payments, Inc.	154,625	17,239,141
Jack Henry & Associates, Inc.	47,453	6,185,973
WEX, Inc. (A)	138,308	26,344,908

		103,131,249

Life Sciences Tools & Services - 4.2%
IQVIA Holdings, Inc. (A)	124,023	12,379,976
PerkinElmer, Inc.	229,002	16,769,817
Waters Corp. (A)	78,192	15,137,189

		44,286,982

Machinery - 2.4%
Middleby Corp. (A)	60,936	6,362,937
Rexnord Corp. (A)	407,663	11,846,687
Wabtec Corp. (B)	68,378	6,740,703

		24,950,327

Media - 0.9%
Omnicom Group, Inc.	130,121	9,924,329

Oil, Gas & Consumable Fuels - 0.3%
World Fuel Services Corp.	160,429	3,274,356

Professional Services - 4.4%
CoStar Group, Inc. (A)	45,168	18,637,672
IHS Markit, Ltd. (A)	139,325	7,187,777
Verisk Analytics, Inc. (A)	190,283	20,482,062

		46,307,511

Road & Rail - 0.9%
Old Dominion Freight Line, Inc.	62,276	9,276,633

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 8.3%
KLA-Tencor Corp.	135,692	$ 13,912,501
Lam Research Corp.	74,358	12,852,780
Microchip Technology, Inc. (B)	264,666	24,071,373
ON Semiconductor Corp. (A)	940,587	20,913,952
Xilinx, Inc.	236,037	15,403,774

		87,154,380

Software - 10.0%
Atlassian Corp. PLC, Class A (A)	336,588	21,043,482
Constellation Software, Inc.	32,579	25,265,979
Intuit, Inc.	31,409	6,417,016
Nice, Ltd., ADR (A)	187,318	19,437,989
SS&C Technologies Holdings, Inc.	413,748	21,473,521
Ultimate Software Group, Inc. (A)	42,143	10,843,815

		104,481,802

Specialty Retail - 1.1%
Tractor Supply Co.	72,403	5,538,105
Williams-Sonoma, Inc. (B)	100,592	6,174,337

		11,712,442

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.	71,743	7,776,224
Gildan Activewear, Inc.	468,220	13,185,075
Lululemon Athletica, Inc. (A)	48,198	6,017,520

		26,978,819

Trading Companies & Distributors - 0.7%
Ferguson PLC	87,259	7,082,346

Total Common Stocks (Cost $764,714,721)		1,016,119,307

CONVERTIBLE PREFERRED STOCKS - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc., 6.75%	8,000	669,360

	Shares	Value

CONVERTIBLE PREFERRED STOCKS (continued)
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (D) (E)	27,967	$ 906,690

Total Convertible Preferred Stocks (Cost $1,179,619)		1,576,050

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	46,504,240	46,504,240

Total Securities Lending Collateral (Cost $46,504,240)		46,504,240

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 0.90% (F), dated 06/29/2018, to be repurchased at $31,189,417 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $31,815,628.	$ 31,187,078	31,187,078

Total Repurchase Agreement (Cost $31,187,078)		31,187,078

Total Investments (Cost $843,585,658)		1,095,386,675
Net Other Assets (Liabilities) - (4.5)%		(46,820,939)

Net Assets - 100.0%		$ 1,048,565,736

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,000,709,774	$15,409,533	$—	$1,016,119,307
Convertible Preferred Stocks	1,576,050	—	—	1,576,050
Securities Lending Collateral	46,504,240	—	—	46,504,240
Repurchase Agreement	—	31,187,078	—	31,187,078

Total Investments	$1,048,790,064	$46,596,611	$—	$1,095,386,675

Transfers
Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 1
Common Stocks (D)	$—	$—	$—	$9,150,545
Convertible Preferred Stocks (D)	—	—	—	906,690

Total	$—	$—	$—	$10,057,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $45,497,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At June 30, 2018, the value of such securities amounted to $9,150,545 or 0.9% of the Portfolio’s net assets.
(D)	Transferred from Level 3 to 1 due to utilizing quoted market prices in active markets, which were not available at the prior reporting period.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)	Rates disclosed reflect the yields at June 30, 2018.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $812,398,580) (including securities loaned of $45,497,908)	$1,064,199,597
Repurchase agreement, at value (cost $31,187,078)	31,187,078
Foreign currency, at value (cost $424,714)	428,159
Receivables and other assets:
Shares of beneficial interest sold	110,965
Interest	780
Dividends	236,827
Net income from securities lending	10,077
Prepaid expenses	3,007

Total assets	1,096,176,490

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	230,456
Investments purchased	614
Investment management fees	672,786
Distribution and service fees	26,166
Transfer agent costs	1,472
Trustees, CCO and deferred compensation fees	2,103
Audit and tax fees	15,524
Custody fees	13,362
Legal fees	8,273
Printing and shareholder reports fees	126,315
Other	9,443
Collateral for securities on loan	46,504,240

Total liabilities	47,610,754

Net assets	$1,048,565,736

Net assets consist of:
Capital stock ($0.01 par value)	$302,767
Additional paid-in capital	723,267,408
Undistributed (distributions in excess of) net investment income (loss)	1,339,883
Accumulated net realized gain (loss)	71,851,829
Net unrealized appreciation (depreciation) on:
Investments	251,801,017
Translation of assets and liabilities denominated in foreign currencies	2,832

Net assets	$1,048,565,736

Net assets by class:
Initial Class	$920,303,938
Service Class	128,261,798

Shares outstanding:
Initial Class	26,436,290
Service Class	3,840,372

Net asset value and offering price per share:
Initial Class	$34.81
Service Class	33.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$5,000,307
Interest income	89,166
Net income (loss) from securities lending	53,044
Withholding taxes on foreign income	(99,218)

Total investment income	5,043,299

Expenses:
Investment management fees	3,699,860
Distribution and service fees:
Service Class	157,045
Transfer agent costs	6,100
Trustees, CCO and deferred compensation fees	13,888
Audit and tax fees	15,508
Custody fees	67,471
Legal fees	25,967
Printing and shareholder reports fees	59,012
Other	11,178

Total expenses	4,056,029

Net investment income (loss)	987,270

Net realized gain (loss) on:
Investments	25,967,907
Foreign currency transactions	(23,289)

Net realized gain (loss)	25,944,618

Net change in unrealized appreciation (depreciation) on:
Investments	44,729,831
Translation of assets and liabilities denominated in foreign currencies	2,687

Net change in unrealized appreciation (depreciation)	44,732,518

Net realized and change in unrealized gain (loss)	70,677,136

Net increase (decrease) in net assets resulting from operations	$71,664,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$987,270	$475,277
Net realized gain (loss)	25,944,618	46,950,684
Net change in unrealized appreciation (depreciation)	44,732,518	159,428,604

Net increase (decrease) in net assets resulting from operations	71,664,406	206,854,565

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(730,193)

Total dividends and/or distributions from net investment income	—	(730,193)

Net realized gains:
Initial Class	—	(4,607,682)
Service Class	—	(750,145)

Total dividends and/or distributions from net realized gains	—	(5,357,827)

Total dividends and/or distributions to shareholders	—	(6,088,020)

Capital share transactions:
Proceeds from shares sold:
Initial Class	153,999,613	12,314,594
Service Class	6,292,758	9,995,353

	160,292,371	22,309,947

Dividends and/or distributions reinvested:
Initial Class	—	5,337,875
Service Class	—	750,145

	—	6,088,020

Cost of shares redeemed:
Initial Class	(28,964,276)	(109,809,032)
Service Class	(8,636,909)	(14,849,742)

	(37,601,185)	(124,658,774)

Net increase (decrease) in net assets resulting from capital share transactions	122,691,186	(96,260,807)

Net increase (decrease) in net assets	194,355,592	104,505,738

Net assets:
Beginning of period/year	854,210,144	749,704,406

End of period/year	$1,048,565,736	$854,210,144

Undistributed (distributions in excess of) net investment income (loss)	$1,339,883	$352,613

Capital share transactions - shares:
Shares issued:
Initial Class	4,597,308	422,806
Service Class	191,267	361,253

	4,788,575	784,059

Shares reinvested:
Initial Class	—	185,471
Service Class	—	27,101

	—	212,572

Shares redeemed:
Initial Class	(845,769)	(3,730,809)
Service Class	(264,182)	(539,265)

	(1,109,951)	(4,270,074)

Net increase (decrease) in shares outstanding:
Initial Class	3,751,539	(3,122,532)
Service Class	(72,915)	(150,911)

	3,678,624	(3,273,443)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$32.30		$25.23	$28.35		$35.49	$37.94		$28.05

Investment operations:
Net investment income (loss) (A)	0.04		0.03	0.04	(B)	(0.25)	0.02		(0.02)
Net realized and unrealized gain (loss)	2.47		7.26	(0.66)		(1.61)	(0.00	)(C)	10.87

Total investment operations	2.51		7.29	(0.62)		(1.86)	0.02		10.85

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)	—		—	—		(0.27)
Net realized gains	—		(0.19)	(2.50)		(5.28)	(2.47)		(0.69)

Total dividends and/or distributions to shareholders	—		(0.22)	(2.50)		(5.28)	(2.47)		(0.96)

Net asset value, end of period/year	$34.81		$32.30	$25.23		$28.35	$35.49		$37.94

Total return (D)	7.77	%(E)	29.01%	(2.04)%		(5.03)%	0.02%		39.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$920,304		$732,785	$651,050		$521,496	$768,562		$839,396
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.83%	0.87%		0.87%	0.88%		0.88%
Including waiver and/or reimbursement and recapture	0.83	%(F)	0.83%	0.86	%(B)	0.87%	0.88%		0.88%
Net investment income (loss) to average net assets	0.25	%(F)	0.09%	0.17	%(B)	(0.76)%	0.05%		(0.05)%
Portfolio turnover rate	8	%(E)	15%	123%		21%	43%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$31.03		$24.27	$27.44		$34.62	$37.16		$27.49

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.01	)(B)	(0.33)	(0.07)		(0.10)
Net realized and unrealized gain (loss)	2.38		6.99	(0.66)		(1.57)	(0.00	)(C)	10.66

Total investment operations	2.37		6.95	(0.67)		(1.90)	(0.07)		10.56

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—		(0.20)
Net realized gains	—		(0.19)	(2.50)		(5.28)	(2.47)		(0.69)

Total dividends and/or distributions to shareholders	—		(0.19)	(2.50)		(5.28)	(2.47)		(0.89)

Net asset value, end of period/year	$33.40		$31.03	$24.27		$27.44	$34.62		$37.16

Total return (D)	7.64	%(E)	28.74%	(2.30)%		(5.26)%	(0.23)%		38.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,262		$121,425	$98,654		$107,324	$115,823		$118,292
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(F)	1.08%	1.12%		1.12%	1.13%		1.13%
Including waiver and/or reimbursement and recapture	1.08	%(F)	1.08%	1.11	%(B)	1.12%	1.13%		1.13%
Net investment income (loss) to average net assets	(0.04	)%(F)	(0.16)%	(0.04	)%(B)	(1.02)%	(0.20)%		(0.30)%
Portfolio turnover rate	8	%(E)	15%	123%		21%	43%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $2,627.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$46,504,240	$—	$—	$—	$46,504,240
Total Borrowings	$46,504,240	$—	$—	$—	$46,504,240

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2018
Initial Class	1.00%	May 1, 2019
Service Class	1.25	May 1, 2019
Prior to May 1, 2018
Initial Class	0.90
Service Class	1.15

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 183,751,644	$ —	$ 74,419,158	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 843,585,658	$ 268,285,784	$ (16,484,767)	$ 251,801,017

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,109.60	$4.03	$1,021.00	$3.86	0.77%
Service Class	1,000.00	1,108.20	5.33	1,019.70	5.11	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Repurchase Agreement	2.0
Securities Lending Collateral	0.0 *
Net Other Assets (Liabilities)	0.7
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.9%
Boeing Co.	109,679	$ 36,798,401

Air Freight & Logistics - 1.0%
FedEx Corp.	55,158	12,524,176

Automobiles - 1.9%
Tesla, Inc. (A)	70,281	24,102,869

Banks - 3.0%
JPMorgan Chase & Co.	233,812	24,363,210
PNC Financial Services Group, Inc.	97,097	13,117,805

		37,481,015

Beverages - 1.5%
Constellation Brands, Inc., Class A	40,060	8,767,932
Monster Beverage Corp. (A)	183,957	10,540,736

		19,308,668

Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (A)	70,175	8,712,226
BioMarin Pharmaceutical, Inc. (A)	133,521	12,577,678
Celgene Corp. (A)	79,286	6,296,894
Vertex Pharmaceuticals, Inc. (A)	60,883	10,347,675

		37,934,473

Capital Markets - 1.1%
Goldman Sachs Group, Inc.	62,923	13,878,926

Chemicals - 0.9%
Albemarle Corp. (B)	118,445	11,172,917

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	108,179	22,607,248

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	89,148	21,871,570

Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (A)	8,479	3,657,586
Marriott International, Inc., Class A	185,854	23,529,116
McDonald’s Corp.	117,672	18,438,026

		45,624,728

Internet & Direct Marketing Retail - 11.5%
Amazon.com, Inc. (A)	43,581	74,078,984
Booking Holdings, Inc. (A)	10,464	21,211,470
Netflix, Inc. (A)	127,261	49,813,773

		145,104,227

Internet Software & Services - 15.9%
Alibaba Group Holding, Ltd., ADR (A)	255,020	47,313,861
Alphabet, Inc., Class A (A)	27,912	31,517,951
Alphabet, Inc., Class C (A)	28,248	31,514,881
Facebook, Inc., Class A (A)	251,411	48,854,185
Tencent Holdings, Ltd.	838,589	42,091,918

		201,292,796

IT Services - 10.6%
FleetCor Technologies, Inc. (A)	88,558	18,654,743
Mastercard, Inc., Class A	228,854	44,974,388
PayPal Holdings, Inc. (A)	232,130	19,329,465
Square, Inc., Class A (A)	124,968	7,703,027
Visa, Inc., Class A	325,302	43,086,250

		133,747,873

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A)	59,734	16,683,109

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.3%
Caterpillar, Inc.	120,922	$ 16,405,488
Parker-Hannifin Corp.	81,291	12,669,202

		29,074,690

Oil, Gas & Consumable Fuels - 1.1%
Concho Resources, Inc. (A)	102,452	14,174,234

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	135,387	19,318,371

Pharmaceuticals - 1.8%
AstraZeneca PLC, ADR	272,013	9,550,377
Bristol-Myers Squibb Co.	247,389	13,690,507

		23,240,884

Semiconductors & Semiconductor Equipment - 5.6%
Broadcom, Inc.	102,282	24,817,704
NVIDIA Corp.	128,975	30,554,178
Texas Instruments, Inc.	136,125	15,007,781

		70,379,663

Software - 14.5%
Activision Blizzard, Inc.	239,502	18,278,793
Adobe Systems, Inc. (A)	149,091	36,349,877
Microsoft Corp.	510,178	50,308,652
Red Hat, Inc. (A)	130,578	17,545,766
salesforce.com, Inc. (A)	272,445	37,161,498
Splunk, Inc. (A)	108,036	10,707,448
Workday, Inc., Class A (A)	106,316	12,876,994

		183,229,028

Specialty Retail - 1.7%
Home Depot, Inc.	108,306	21,130,501

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	267,541	49,524,515

Textiles, Apparel & Luxury Goods - 3.2%
Kering SA, ADR	398,163	22,334,953
NIKE, Inc., Class B	220,257	17,550,078

		39,885,031

Total Common Stocks (Cost $855,307,573)		1,230,089,913

SECURITIES LENDING COLLATERAL - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	68,434	68,434

Total Securities Lending Collateral (Cost $68,434)		68,434

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 0.90% (D), dated 06/29/2018, to be repurchased at $25,577,082 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $26,091,034.

$ 25,575,164	$ 25,575,164

Total Repurchase Agreement (Cost $25,575,164)	25,575,164

Total Investments (Cost $880,951,171)	1,255,733,511
Net Other Assets (Liabilities) - 0.7%	8,937,265

Net Assets - 100.0%	$ 1,264,670,776

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,187,997,995	$42,091,918	$—	$1,230,089,913
Securities Lending Collateral	68,434	—	—	68,434
Repurchase Agreement	—	25,575,164	—	25,575,164

Total Investments	$1,188,066,429	$67,667,082	$—	$1,255,733,511

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $67,069. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at June 30, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $855,376,007) (including securities loaned of $67,069)	$1,230,158,347
Repurchase agreement, at value (cost $25,575,164)	25,575,164
Receivables and other assets:
Shares of beneficial interest sold	217,927
Investments sold	9,744,566
Interest	639
Dividends	1,551,348
Tax reclaims	53,509
Net income from securities lending	449
Prepaid expenses	4,405

Total assets	1,267,306,354

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,664,598
Investment management fees	760,893
Distribution and service fees	35,298
Transfer agent costs	2,254
Trustees, CCO and deferred compensation fees	3,998
Audit and tax fees	18,380
Custody fees	26,644
Legal fees	11,468
Printing and shareholder reports fees	30,545
Other	13,066
Collateral for securities on loan	68,434

Total liabilities	2,635,578

Net assets	$1,264,670,776

Net assets consist of:
Capital stock ($0.01 par value)	$1,065,572
Additional paid-in capital	644,051,371
Undistributed (distributions in excess of) net investment income (loss)	1,662,479
Accumulated net realized gain (loss)	243,107,167
Net unrealized appreciation (depreciation) on:
Investments	374,782,340
Translation of assets and liabilities denominated in foreign currencies	1,847

Net assets	$1,264,670,776

Net assets by class:
Initial Class	$1,091,219,506
Service Class	173,451,270

Shares outstanding:
Initial Class	91,307,246
Service Class	15,249,954

Net asset value and offering price per share:
Initial Class	$11.95
Service Class	11.37

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$6,756,838
Interest income	23,401
Net income (loss) from securities lending	38,086
Withholding taxes on foreign income	(299,027)

Total investment income	6,519,298

Expenses:
Investment management fees	4,572,579
Distribution and service fees:
Service Class	210,350
Transfer agent costs	8,624
Trustees, CCO and deferred compensation fees	19,330
Audit and tax fees	18,008
Custody fees	89,157
Legal fees	35,702
Printing and shareholder reports fees	15,243
Other	15,507

Total expenses	4,984,500

Net investment income (loss)	1,534,798

Net realized gain (loss) on:
Investments	90,976,493
Foreign currency transactions	(3,816)

Net realized gain (loss)	90,972,677

Net change in unrealized appreciation (depreciation) on:
Investments	37,603,967
Translation of assets and liabilities denominated in foreign currencies	(1,254)

Net change in unrealized appreciation (depreciation)	37,602,713

Net realized and change in unrealized gain (loss)	128,575,390

Net increase (decrease) in net assets resulting from operations	$130,110,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,534,798	$152,293
Net realized gain (loss)	90,972,677	154,920,157
Net change in unrealized appreciation (depreciation)	37,602,713	187,879,930

Net increase (decrease) in net assets resulting from operations	130,110,188	342,952,380

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(64,965)

Total dividends and/or distributions from net investment income	—	(64,965)

Net realized gains:
Initial Class	—	(102,970,132)
Service Class	—	(15,108,657)

Total dividends and/or distributions from net realized gains	—	(118,078,789)

Total dividends and/or distributions to shareholders	—	(118,143,754)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,165,163	15,747,076
Service Class	10,942,933	26,686,153

	24,108,096	42,433,229

Dividends and/or distributions reinvested:
Initial Class	—	103,035,097
Service Class	—	15,108,657

	—	118,143,754

Cost of shares redeemed:
Initial Class	(73,473,576)	(151,109,172)
Service Class	(15,020,912)	(19,918,355)

	(88,494,488)	(171,027,527)

Net increase (decrease) in net assets resulting from capital share transactions	(64,386,392)	(10,450,544)

Net increase (decrease) in net assets	65,723,796	214,358,082

Net assets:
Beginning of period/year	1,198,946,980	984,588,898

End of period/year	$1,264,670,776	$1,198,946,980

Undistributed (distributions in excess of) net investment income (loss)	$1,662,479	$127,681

Capital share transactions - shares:
Shares issued:
Initial Class	1,136,679	1,534,032
Service Class	986,220	2,775,419

	2,122,899	4,309,451

Shares reinvested:
Initial Class	—	10,655,129
Service Class	—	1,638,683

	—	12,293,812

Shares redeemed:
Initial Class	(6,267,999)	(14,900,138)
Service Class	(1,391,230)	(2,015,520)

	(7,659,229)	(16,915,658)

Net increase (decrease) in shares outstanding:
Initial Class	(5,131,320)	(2,710,977)
Service Class	(405,010)	2,398,582

	(5,536,330)	(312,395)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$10.77		$8.80		$10.80		$10.54		$10.71		$8.44

Investment operations:
Net investment income (loss) (A)	0.02		0.00	(B)	0.00	(B)(C)	(0.00	)(B)	(0.00	)(B)	0.00	(B)
Net realized and unrealized gain (loss)	1.16		3.08		(0.15)		1.14		1.04		3.05

Total investment operations	1.18		3.08		(0.15)		1.14		1.04		3.05

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(B)	—		—		—		(0.03)
Net realized gains	—		(1.11)		(1.85)		(0.88)		(1.21)		(0.75)

Total dividends and/or distributions to shareholders	—		(1.11)		(1.85)		(0.88)		(1.21)		(0.78)

Net asset value, end of period/year	$11.95		$10.77		$8.80		$10.80		$10.54		$10.71

Total return(D)	10.96	%(E)	36.44%		(1.65)%		11.40%		9.96%		37.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,091,220		$1,038,335		$872,589		$902,263		$1,049,200		$980,059
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(F)	0.79%		0.80%		0.77%		0.79%		0.80%
Including waiver and/or reimbursement and recapture	0.77	%(F)	0.79%		0.79	%(C)	0.77%		0.79	%(G)	0.80	%(G)
Net investment income (loss) to average net assets	0.28	%(F)	0.05%		0.03	%(C)	(0.02)%		(0.02)%		0.02%
Portfolio turnover rate	18	%(E)	50%		60%		32%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$10.26		$8.45	$10.47		$10.27	$10.48		$8.28

Investment operations:
Net investment income (loss) (A)	0.00	(C)	(0.02)	(0.02	)(B)	(0.03)	(0.03)		(0.02)
Net realized and unrealized gain (loss)	1.11		2.94	(0.15)		1.11	1.03		2.98

Total investment operations	1.11		2.92	(0.17)		1.08	1.00		2.96

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—		(0.01)
Net realized gains	—		(1.11)	(1.85)		(0.88)	(1.21)		(0.75)

Total dividends and/or distributions to shareholders	—		(1.11)	(1.85)		(0.88)	(1.21)		(0.76)

Net asset value, end of period/year	$11.37		$10.26	$8.45		$10.47	$10.27		$10.48

Total return(D)	10.82	%(E)	36.03%	(1.90)%		11.11%	9.79%		37.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$173,451		$160,612	$112,000		$125,108	$89,936		$73,806
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.04%	1.05%		1.02%	1.04%		1.05%
Including waiver and/or reimbursement and recapture	1.02	%(F)	1.04%	1.04	%(B)	1.02%	1.04	%(G)	1.05	%(G)
Net investment income (loss) to average net assets	0.03	%(F)	(0.21)%	(0.23	)%(B)	(0.28)%	(0.27)%		(0.24)%
Portfolio turnover rate	18	%(E)	50%	60%		32%	36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $21,791.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$68,434	$—	$—	$—	$68,434
Total Borrowings	$68,434	$—	$—	$—	$68,434

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.83%
Over $250 million up to $500 million	0.78
Over $500 million up to $1 billion	0.73
Over $1 billion	0.63

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2019
Service Class	1.14	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 223,700,556	$ —	$ 310,878,667	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 880,951,171	$ 385,618,418	$ (10,836,078)	$ 374,782,340

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Jennison Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe and above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$988.20	$0.74	$1,024.10	$0.75	0.15%
Service Class	1,000.00	986.30	1.97	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	39.4%
U.S. Equity Funds	24.0
U.S. Mixed Allocation Fund	16.3
International Equity Funds	12.8
International Alternative Fund	6.0
Repurchase Agreement	0.8
U.S. Government Obligation	0.7
Net Other Assets (Liabilities) ^	0.0 *
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 6.0%
Transamerica Unconstrained Bond (A) (B)	8,515,334	$ 84,301,810

International Equity Funds - 12.8%
Transamerica Developing Markets Equity (A) (B)	796,321	9,778,825
Transamerica Emerging Markets Equity (A) (B)	2,508,395	26,463,568
Transamerica International Equity (A) (B)	4,226,171	80,339,510
Transamerica International Growth (A) (B)	4,996,877	43,023,108
Transamerica International Small Cap Value (A) (B)	1,364,400	19,142,530

		178,747,541

U.S. Equity Funds - 24.0%
Transamerica Jennison Growth VP (B) (C)	2,689,503	32,139,560
Transamerica JPMorgan Enhanced Index VP (B) (C)	6,278,393	137,999,083
Transamerica JPMorgan Mid Cap Value VP (B) (C)	1,311,927	22,092,848
Transamerica Large Cap Value (A) (B)	5,034,897	63,087,256
Transamerica Mid Cap Value Opportunities (A) (B)	1,567,034	18,475,327
Transamerica T. Rowe Price Small Cap VP (B) (C)	1,710,757	28,706,496
Transamerica WMC US Growth VP (B) (C)	1,007,717	32,398,105

		334,898,675

U.S. Fixed Income Funds - 39.4%
Transamerica Core Bond (A) (B)	15,778,539	152,262,900
Transamerica Floating Rate (A) (B)	4,394,695	43,419,590
Transamerica High Yield Bond (A) (B)	1,565,905	14,218,416
Transamerica Intermediate Bond (A) (B)	34,323,569	338,773,622

		548,674,528

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 16.3%
Transamerica PIMCO Total Return VP (B) (C)	20,014,106	$ 227,160,099

Total Investment Companies (Cost $1,339,930,856)		1,373,782,653

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.13%, 01/31/2019 (D)	$ 9,415,000	9,356,892

Total U.S. Government Obligation (Cost $9,343,246)		9,356,892

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $10,609,832 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $10,823,769.	10,609,036	10,609,036

Total Repurchase Agreement (Cost $10,609,036)		10,609,036

Total Investments (Cost $1,359,883,138)		1,393,748,581
Net Other Assets (Liabilities) - 0.0% (F)		121,242

Net Assets - 100.0%		$ 1,393,869,823

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	Long	136	09/18/2018	$10,507,585	$10,357,760	$—	$(149,825)
EURO STOXX 50® Index	Short	(709)	09/21/2018	(28,439,977)	(28,076,470)	363,507	—
MSCI EAFE Mini Index	Short	(18)	09/21/2018	(1,814,858)	(1,759,860)	54,998	—
Russell 2000® Mini Index	Long	182	09/21/2018	15,245,194	14,992,250	—	(252,944)
S&P 500® E-Mini Index	Long	557	09/21/2018	77,470,976	75,796,560	—	(1,674,416)
TOPIX Index	Long	89	09/13/2018	14,272,844	13,910,897	—	(361,947)
U.S. Treasury Bond	Long	235	09/19/2018	36,601,708	37,497,188	895,480	—

Total						$1,313,985	$(2,439,132)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,373,782,653	$—	$—	$1,373,782,653
U.S. Government Obligation	—	9,356,892	—	9,356,892
Repurchase Agreement	—	10,609,036	—	10,609,036

Total Investments	$1,373,782,653	$19,965,928	$—	$1,393,748,581

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Futures Contracts (H)	$1,313,985	$—	$—	$1,313,985

Total Other Financial Instruments	$1,313,985	$—	$—	$1,313,985

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(2,439,132)	$—	$—	$(2,439,132)

Total Other Financial Instruments	$(2,439,132)	$—	$—	$(2,439,132)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$169,515,827	$2,262,892	$(14,684,746)	$(1,316,079)	$(3,514,994)	$152,262,900	15,778,539	$2,262,892	$—
Transamerica Developing Markets Equity	43,683,241	—	(34,327,218)	8,991,515	(8,568,713)	9,778,825	796,321	—	—
Transamerica Emerging Markets Equity	—	27,927,998	—	—	(1,464,430)	26,463,568	2,508,395	—	—
Transamerica Floating Rate	7,833,748	35,919,419	—	—	(333,577)	43,419,590	4,394,695	632,972	—
Transamerica High Yield Bond	88,576,986	1,172,686	(74,051,324)	(320,007)	(1,159,925)	14,218,416	1,565,905	1,172,686	—
Transamerica Intermediate Bond	357,290,464	4,761,660	(12,080,592)	(249,672)	(10,948,238)	338,773,622	34,323,569	4,761,660	—
Transamerica International Equity	85,374,754	2,367,368	(5,536,891)	518,722	(2,384,443)	80,339,510	4,226,171	—	—
Transamerica International Growth	45,271,702	—	—	—	(2,248,594)	43,023,108	4,996,877	—	—
Transamerica International Small Cap Value	21,984,687	—	(2,821,261)	404,169	(425,065)	19,142,530	1,364,400	—	—
Transamerica Jennison Growth VP	33,517,377	—	(5,059,060)	1,273,571	2,407,672	32,139,560	2,689,503	—	—
Transamerica JPMorgan Enhanced Index VP	148,001,482	—	(12,317,098)	2,509,024	(194,325)	137,999,083	6,278,393	—	—
Transamerica JPMorgan Mid Cap Value VP	22,145,325	—	—	—	(52,477)	22,092,848	1,311,927	—	—
Transamerica Large Cap Value	66,891,169	479,315	(4,571,228)	484,217	(196,217)	63,087,256	5,034,897	479,315	—
Transamerica Mid Cap Value Opportunities	22,426,596	—	(4,252,993)	486,875	(185,151)	18,475,327	1,567,034	—	—
Transamerica PIMCO Total Return VP	239,980,715	—	(8,488,590)	(585,229)	(3,746,797)	227,160,099	20,014,106	—	—
Transamerica T. Rowe Price Small Cap VP	29,114,603	—	(2,675,914)	601,963	1,665,844	28,706,496	1,710,757	—	—
Transamerica Unconstrained Bond	22,419,935	66,383,794	(2,128,143)	—	(2,373,776)	84,301,810	8,515,334	1,260,747	—
Transamerica WMC US Growth VP	34,274,471	—	(5,219,341)	1,191,987	2,150,988	32,398,105	1,007,717	—	—

Total	$1,438,303,082	$141,275,132	$(188,214,399)	$13,991,056	$(31,572,218)	$1,373,782,653	118,084,540	$10,570,272	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,180,408.
(E)	Rate disclosed reflects the yield at June 30, 2018.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $1,339,930,856)	$1,373,782,653
Unaffiliated investments, at value (cost $9,343,246)	9,356,892
Repurchase agreement, at value (cost $10,609,036)	10,609,036
Receivables and other assets:
Shares of beneficial interest sold	5,438
Affiliated investments sold	4,177,705
Interest	44,420
Dividends	536,315
Variation margin receivable on futures contracts	86,128
Prepaid expenses	4,800

Total assets	1,398,603,387

Liabilities:
Due to custodian	221,630
Payables and other liabilities:
Shares of beneficial interest redeemed	1,126,021
Affiliated investments purchased	2,903,682
Investment management fees	137,212
Distribution and service fees	229,374
Transfer agent costs	3,070
Trustees, CCO and deferred compensation fees	5,443
Audit and tax fees	20,088
Custody fees	11,893
Legal fees	17,057
Printing and shareholder reports fees	44,107
Other	13,987

Total liabilities	4,733,564

Net assets	$1,393,869,823

Net assets consist of:
Capital stock ($0.01 par value)	$1,288,318
Additional paid-in capital	1,264,914,984
Undistributed (distributions in excess of) net investment income (loss)	30,746,010
Accumulated net realized gain (loss)	64,185,862
Net unrealized appreciation (depreciation) on:
Affiliated investments	33,851,797
Unaffiliated investments	13,646
Futures contracts	(1,125,147)
Translation of assets and liabilities denominated in foreign currencies	(5,647)

Net assets	$1,393,869,823

Net assets by class:
Initial Class	$257,483,806
Service Class	1,136,386,017

Shares outstanding:
Initial Class	23,554,904
Service Class	105,276,851

Net asset value and offering price per share:
Initial Class	$10.93
Service Class	10.79

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$10,570,272
Interest income from unaffiliated investments	103,348

Total investment income	10,673,620

Expenses:
Investment management fees	871,149
Distribution and service fees:
Service Class	1,453,305
Transfer agent costs	10,345
Trustees, CCO and deferred compensation fees	22,529
Audit and tax fees	19,174
Custody fees	59,344
Legal fees	43,845
Printing and shareholder reports fees	23,854
Other	22,558

Total expenses before waiver and/or reimbursement and recapture	2,526,103

Expenses waived and/or reimbursed:
Initial Class	(279)
Service Class	(1,258)

Net expenses	2,524,566

Net investment income (loss)	8,149,054

Net realized gain (loss) on:
Affiliated investments	13,991,056
Unaffiliated investments	15,217
Futures contracts	(3,953,830)
Foreign currency transactions	19,875

Net realized gain (loss)	10,072,318

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(31,572,218)
Unaffiliated investments	3,115
Futures contracts	(5,127,186)
Translation of assets and liabilities denominated in foreign currencies	(12,844)

Net change in unrealized appreciation (depreciation)	(36,709,133)

Net realized and change in unrealized gain (loss)	(26,636,815)

Net increase (decrease) in net assets resulting from operations	$(18,487,761)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$8,149,054	$22,913,368
Net realized gain (loss)	10,072,318	52,448,700
Net change in unrealized appreciation (depreciation)	(36,709,133)	97,755,843

Net increase (decrease) in net assets resulting from operations	(18,487,761)	173,117,911

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(5,656,429)
Service Class	—	(22,259,193)

Total dividends and/or distributions from net investment income	—	(27,915,622)

Net realized gains:
Initial Class	—	(4,245,994)
Service Class	—	(18,938,881)

Total dividends and/or distributions from net realized gains	—	(23,184,875)

Total dividends and/or distributions to shareholders	—	(51,100,497)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,387,940	19,827,678
Service Class	13,970,411	31,099,907

	26,358,351	50,927,585

Dividends and/or distributions reinvested:
Initial Class	—	9,902,423
Service Class	—	41,198,074

	—	51,100,497

Cost of shares redeemed:
Initial Class	(21,920,968)	(55,165,082)
Service Class	(66,539,190)	(128,735,504)

	(88,460,158)	(183,900,586)

Net increase (decrease) in net assets resulting from capital share transactions	(62,101,807)	(81,872,504)

Net increase (decrease) in net assets	(80,589,568)	40,144,910

Net assets:
Beginning of period/year	1,474,459,391	1,434,314,481

End of period/year	$1,393,869,823	$1,474,459,391

Undistributed (distributions in excess of) net investment income (loss)	$30,746,010	$22,596,956

Capital share transactions - shares:
Shares issued:
Initial Class	1,127,713	1,845,326
Service Class	1,282,596	2,941,489

	2,410,309	4,786,815

Shares reinvested:
Initial Class	—	938,618
Service Class	—	3,946,176

	—	4,884,794

Shares redeemed:
Initial Class	(1,984,275)	(5,152,722)
Service Class	(6,102,606)	(12,185,695)

	(8,086,881)	(17,338,417)

Net increase (decrease) in shares outstanding:
Initial Class	(856,562)	(2,368,778)
Service Class	(4,820,010)	(5,298,030)

	(5,676,572)	(7,666,808)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.06		$10.18	$10.15		$11.05	$11.30	$10.69

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.19	0.21	(C)	0.21	0.23	0.28
Net realized and unrealized gain (loss)	(0.20)		1.09	0.26		(0.42)	0.02	0.70

Total investment operations	(0.13)		1.28	0.47		(0.21)	0.25	0.98

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.21)		(0.25)	(0.31)	(0.35)
Net realized gains	—		(0.17)	(0.23)		(0.44)	(0.19)	(0.02)

Total dividends and/or distributions to shareholders	—		(0.40)	(0.44)		(0.69)	(0.50)	(0.37)

Net asset value, end of period/year	$10.93		$11.06	$10.18		$10.15	$11.05	$11.30

Total return (D)	(1.18	)%(E)	12.81%	4.62%		(1.96)%	2.19%	9.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$257,484		$270,096	$272,589		$293,085	$366,775	$429,007
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.15	%(G)	0.15%	0.14%		0.14%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(G)(H)(J)	0.15%	0.13	%(C)	0.14%	0.15%	0.15%
Net investment income (loss) to average net assets (B)	1.35	%(G)	1.77%	2.09	%(C)	1.89%	2.05%	2.54%
Portfolio turnover rate (I)	10	%(E)	7%	68%		51%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.94		$10.07	$10.05		$10.94	$11.19	$10.59

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.16	0.19	(C)	0.18	0.20	0.26
Net realized and unrealized gain (loss)	(0.21)		1.08	0.24		(0.41)	0.02	0.68

Total investment operations	(0.15)		1.24	0.43		(0.23)	0.22	0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.18)		(0.22)	(0.28)	(0.32)
Net realized gains	—		(0.17)	(0.23)		(0.44)	(0.19)	(0.02)

Total dividends and/or distributions to shareholders	—		(0.37)	(0.41)		(0.66)	(0.47)	(0.34)

Net asset value, end of period/year	$10.79		$10.94	$10.07		$10.05	$10.94	$11.19

Total return (D)	(1.37	)%(E)	12.56%	4.30%		(2.14)%	1.95%	9.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,136,386		$1,204,363	$1,161,725		$1,192,169	$1,263,360	$1,305,606
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.40	%(G)	0.40%	0.39%		0.39%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(G)(H)(J)	0.40%	0.38	%(C)	0.39%	0.40%	0.40%
Net investment income (loss) to average net assets (B)	1.10	%(G)	1.53%	1.86	%(C)	1.69%	1.84%	2.35%
Portfolio turnover rate (I)	10	%(E)	7%	68%		51%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation —Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of December 31, 2017, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$895,480	$—	$418,505	$—	$—	$1,313,985
Total	$895,480	$—	$418,505	$—	$—	$1,313,985

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(149,825)	$(2,289,307)	$—	$—	$(2,439,132)
Total	$—	$(149,825)	$(2,289,307)	$—	$—	$(2,439,132)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,294,091	$1,077,294	$(7,325,215)	$—	$—	$(3,953,830)
Total	$2,294,091	$1,077,294	$(7,325,215)	$—	$—	$(3,953,830)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$84,552	$(1,067,878)	$(4,143,860)	$—	$—	$(5,127,186)
Total	$84,552	$(1,067,878)	$(4,143,860)	$—	$—	$(5,127,186)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
57,831,044	(137,817,871)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 130,704,860	$ 8,853,435	$ 188,214,401	$ 10,837,760

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,359,883,138	$ 66,374,837	$ (33,634,541)	$ 32,740,296

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

(formerly, Transamerica Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation — Conservative VP (formerly, Transamerica Asset Allocation — Conservative VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

(formerly, Transamerica Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Conservative VP

(formerly, Transamerica Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,008.80	$0.75	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,006.70	1.99	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.5%
International Equity Funds	32.1
U.S. Fixed Income Funds	6.1
International Alternative Fund	3.0
Repurchase Agreement	1.3
U.S. Government Obligation	1.1
U.S. Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
International Alternative Fund - 3.0%
Transamerica Unconstrained Bond (A) (B)	3,030,831	$ 30,005,223

International Equity Funds - 32.1%
Transamerica Developing Markets Equity (A) (B)	1,725,623	21,190,645
Transamerica Emerging Markets Equity (A) (B)	5,448,143	57,477,904
Transamerica International Equity (A) (B)	6,184,350	117,564,493
Transamerica International Growth (A) (B)	11,470,626	98,762,088
Transamerica International Small Cap Value (A) (B)	2,011,224	28,217,473

		323,212,603

U.S. Alternative Fund - 0.0% (C)
Transamerica Clarion Global Real Estate Securities VP (B) (D)	33,384	430,318

U.S. Equity Funds - 56.5%
Transamerica Janus Mid-Cap Growth VP (B) (D)	766,592	26,685,059
Transamerica Jennison Growth VP (B) (D)	7,511,422	89,761,488
Transamerica JPMorgan Enhanced Index VP (B) (D)	5,659,614	124,398,319
Transamerica JPMorgan Mid Cap Value VP (B) (D)	522,072	8,791,685
Transamerica Large Cap Value (A) (B)	12,896,534	161,593,569
Transamerica Mid Cap Value Opportunities (A) (B)	1,566,229	18,465,834
Transamerica Small Cap Value (A) (B)	1,790,747	21,095,000
Transamerica Small Company Growth Liquidating Trust (B) (E) (F) (G) (H)	3,075	1,911
Transamerica T. Rowe Price Small Cap VP (B) (D)	1,835,570	30,800,873
Transamerica WMC US Growth VP (B) (D)	2,714,346	87,266,223

		568,859,961

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 6.1%
Transamerica Floating Rate (A) (B)	3,079,728	$ 30,427,716
Transamerica High Yield Bond (A) (B)	3,370,000	30,599,599

		61,027,315

Total Investment Companies (Cost $875,566,139)		983,535,420

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Note 1.13%, 01/31/2019 (I)	$ 11,320,000	11,250,134

Total U.S. Government Obligation (Cost $11,233,342)		11,250,134

REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.90% (J), dated 06/29/2018, to be repurchased at $12,917,304 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $13,179,175.	12,916,335	12,916,335

Total Repurchase Agreement (Cost $12,916,335)		12,916,335

Total Investments (Cost $899,715,816)		1,007,701,889
Net Other Assets (Liabilities) - (0.1)%		(635,938)

Net Assets - 100.0%		$ 1,007,065,951

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(374)	09/28/2018	$(42,298,882)	$(42,492,828)	$—	$(193,946)
CAD Currency	Long	272	09/18/2018	21,015,145	20,715,520	—	(299,625)
EURO STOXX 50® Index	Short	(521)	09/21/2018	(20,904,419)	(20,631,652)	272,767	—
MSCI EAFE Mini Index	Long	193	09/21/2018	19,606,635	18,869,610	—	(737,025)
Russell 2000® Mini Index	Long	389	09/21/2018	32,584,221	32,043,875	—	(540,346)
S&P 500® E-Mini Index	Long	635	09/21/2018	88,230,861	86,410,800	—	(1,820,061)
TOPIX Index	Long	65	09/13/2018	10,425,557	10,159,644	—	(265,913)

Total						$272,767	$(3,856,916)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$983,533,509	$—	$—	$983,533,509
U.S. Government Obligation	—	11,250,134	—	11,250,134
Repurchase Agreement	—	12,916,335	—	12,916,335

Total	$983,533,509	$24,166,469	$—	$1,007,699,978

Investment Companies Measured at Net Asset Value (H)				1,911

Total Investments				$1,007,701,889

Other Financial Instruments
Futures Contracts (L)	$272,767	$—	$—	$272,767

Total Other Financial Instruments	$272,767	$—	$—	$272,767

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(3,856,916)	$—	$—	$(3,856,916)

Total Other Financial Instruments	$(3,856,916)	$—	$—	$(3,856,916)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$438,998	$—	$—	$—	$(8,680)	$430,318	33,384	$—	$—
Transamerica Developing Markets Equity	93,477,412	—	(72,722,699)	19,189,314	(18,753,382)	21,190,645	1,725,623	—	—
Transamerica Emerging Markets Equity	—	60,659,974	—	—	(3,182,070)	57,477,904	5,448,143	—	—
Transamerica Floating Rate	—	32,124,426	(1,402,343)	(4,228)	(290,139)	30,427,716	3,079,728	568,395	—
Transamerica High Yield Bond	30,736,476	3,351,946	(2,602,606)	17,104	(903,321)	30,599,599	3,370,000	906,553	—
Transamerica International Equity	126,746,960	—	(5,985,678)	122,946	(3,319,735)	117,564,493	6,184,350	—	—
Transamerica International Growth	103,923,870	—	—	—	(5,161,782)	98,762,088	11,470,626	—	—
Transamerica International Small Cap Value	33,582,950	—	(5,267,559)	488,953	(586,871)	28,217,473	2,011,224	—	—
Transamerica Janus Mid-Cap Growth VP	13,586,701	11,564,275	—	—	1,534,083	26,685,059	766,592	—	—
Transamerica Jennison Growth VP	92,928,414	—	(12,807,376)	4,963,591	4,676,859	89,761,488	7,511,422	—	—
Transamerica JPMorgan Enhanced Index VP	120,326,840	2,406,440	—	—	1,665,039	124,398,319	5,659,614	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica JPMorgan Mid Cap Value VP	$8,812,568	$—	$—	$—	$(20,883)	$8,791,685	522,072	$—	$—
Transamerica Large Cap Value	165,150,183	1,210,508	(5,034,230)	586,914	(319,806)	161,593,569	12,896,534	1,210,508	—
Transamerica Mid Cap Growth	10,231,861	—	(9,989,051)	2,204,421	(2,447,231)	—	—	—	—
Transamerica Mid Cap Value Opportunities	18,246,562	—	—	—	219,272	18,465,834	1,566,229	—	—
Transamerica Small Cap Value	20,951,740	—	—	—	143,260	21,095,000	1,790,747	—	—
Transamerica Small Company Growth Liquidating Trust	1,910	—	—	—	1	1,911	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	32,085,748	—	(3,774,072)	1,299,566	1,189,631	30,800,873	1,835,570	—	—
Transamerica Unconstrained Bond	30,816,565	2,794,692	(2,664,668)	(7,923)	(933,443)	30,005,223	3,030,831	550,238	—
Transamerica WMC US Growth VP	91,679,495	—	(12,966,261)	2,863,073	5,689,916	87,266,223	2,714,346	—	—

Total	$993,725,253	$114,112,261	$(135,216,543)	$31,723,731	$(20,809,282)	$983,535,420	71,620,110	$3,235,694	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(E)	Non-income producing security.
(F)	Restricted security. At June 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,911	0.0	%(C)

(G)	Illiquid security. At June 30, 2018, the value of such securities amounted to $1,911 or less than 0.1% of the Portfolio’s net assets.
(H)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $9,312,169.
(J)	Rate disclosed reflects the yield at June 30, 2018.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $875,566,139)	$983,535,420
Unaffiliated investments, at value (cost $11,233,342)	11,250,134
Repurchase agreement, at value (cost $12,916,335)	12,916,335
Receivables and other assets:
Shares of beneficial interest sold	60,626
Affiliated investments sold	2,206,253
Interest	53,415
Dividends	367,865
Variation margin receivable on futures contracts	1,230,818
Prepaid expenses	3,681

Total assets	1,011,624,547

Liabilities:
Due to custodian	1,372,113
Payables and other liabilities:
Shares of beneficial interest redeemed	160,436
Affiliated investments purchased	2,774,305
Investment management fees	100,903
Distribution and service fees	57,814
Transfer agent costs	1,964
Trustees, CCO and deferred compensation fees	3,716
Audit and tax fees	15,726
Custody fees	7,852
Legal fees	9,763
Printing and shareholder reports fees	44,816
Other	9,188

Total liabilities	4,558,596

Net assets	$1,007,065,951

Net assets consist of:
Capital stock ($0.01 par value)	$734,595
Additional paid-in capital	787,292,951
Undistributed (distributions in excess of) net investment income (loss)	20,268,737
Accumulated net realized gain (loss)	94,367,409
Net unrealized appreciation (depreciation) on:
Affiliated investments	107,969,281
Unaffiliated investments	16,792
Futures contracts	(3,584,149)
Translation of assets and liabilities denominated in foreign currencies	335

Net assets	$1,007,065,951

Net assets by class:
Initial Class	$722,976,335
Service Class	284,089,616

Shares outstanding:
Initial Class	52,590,557
Service Class	20,868,957

Net asset value and offering price per share:
Initial Class	$13.75
Service Class	13.61

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,235,694
Interest income from unaffiliated investments	118,186

Total investment income	3,353,880

Expenses:
Investment management fees	632,591
Distribution and service fees:
Service Class	364,251
Transfer agent costs	7,356
Trustees, CCO and deferred compensation fees	16,181
Audit and tax fees	15,333
Custody fees	39,048
Legal fees	30,037
Printing and shareholder reports fees	26,659
Other	15,867

Total expenses before waiver and/or reimbursement and recapture	1,147,323

Expenses waived and/or reimbursed:
Initial Class	(26)
Service Class	(10)

Net expenses	1,147,287

Net investment income (loss)	2,206,593

Net realized gain (loss) on:
Affiliated investments	31,723,731
Unaffiliated investments	14,223
Futures contracts	2,890,328
Foreign currency transactions	(6,699)

Net realized gain (loss)	34,621,583

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(20,809,282)
Unaffiliated investments	7,176
Futures contracts	(7,207,948)
Translation of assets and liabilities denominated in foreign currencies	5,139

Net change in unrealized appreciation (depreciation)	(28,004,915)

Net realized and change in unrealized gain (loss)	6,616,668

Net increase (decrease) in net assets resulting from operations	$8,823,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,206,593	$18,163,365
Net realized gain (loss)	34,621,583	60,444,219
Net change in unrealized appreciation (depreciation)	(28,004,915)	133,771,018

Net increase (decrease) in net assets resulting from operations	8,823,261	212,378,602

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(10,080,915)
Service Class	—	(3,408,955)

Total dividends and/or distributions from net investment income	—	(13,489,870)

Net realized gains:
Initial Class	—	(15,223,907)
Service Class	—	(6,086,496)

Total dividends and/or distributions from net realized gains	—	(21,310,403)

Total dividends and/or distributions to shareholders	—	(34,800,273)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,608,496	22,867,317
Service Class	5,978,416	22,849,168

	13,586,912	45,716,485

Dividends and/or distributions reinvested:
Initial Class	—	25,304,822
Service Class	—	9,495,451

	—	34,800,273

Cost of shares redeemed:
Initial Class	(40,527,693)	(67,565,872)
Service Class	(20,927,579)	(35,316,000)

	(61,455,272)	(102,881,872)

Net increase (decrease) in net assets resulting from capital share transactions	(47,868,360)	(22,365,114)

Net increase (decrease) in net assets	(39,045,099)	155,213,215

Net assets:
Beginning of period/year	1,046,111,050	890,897,835

End of period/year	$1,007,065,951	$1,046,111,050

Undistributed (distributions in excess of) net investment income (loss)	$20,268,737	$18,062,144

Capital share transactions - shares:
Shares issued:
Initial Class	545,692	1,812,875
Service Class	431,968	1,845,539

	977,660	3,658,414

Shares reinvested:
Initial Class	—	2,042,359
Service Class	—	772,616

	—	2,814,975

Shares redeemed:
Initial Class	(2,918,312)	(5,382,268)
Service Class	(1,521,258)	(2,825,664)

	(4,439,570)	(8,207,932)

Net increase (decrease) in shares outstanding:
Initial Class	(2,372,620)	(1,527,034)
Service Class	(1,089,290)	(207,509)

	(3,461,910)	(1,734,543)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.63		$11.35		$10.93		$11.34	$11.30	$9.02

Investment operations:
Net investment income (loss) (A) (B)	0.03		0.24		0.17	(C)	0.21	0.17	0.26
Net realized and unrealized gain (loss)	0.09		2.51		0.49		(0.43)	0.14	2.14

Total investment operations	0.12		2.75		0.66		(0.22)	0.31	2.40

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.24)		(0.19)	(0.27)	(0.12)
Net realized gains	—		(0.28)		—		—	—	—

Total dividends and/or distributions to shareholders	—		(0.47)		(0.24)		(0.19)	(0.27)	(0.12)

Net asset value, end of period/year	$13.75		$13.63		$11.35		$10.93	$11.34	$11.30

Total return (D)	0.88	%(E)	24.63%		6.08%		(1.93)%	2.73%	26.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$722,976		$749,311		$641,284		$671,549	$830,809	$882,269
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.15	%(G)	0.15%		0.15%		0.14%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(G)(H)	0.15	%(H)	0.14	%(C)	0.14%	0.15%	0.15%
Net investment income (loss) to average net assets (B)	0.50	%(G)	1.94%		1.58	%(C)	1.82%	1.48%	2.56%
Portfolio turnover rate (I)	12	%(E)	8%		93%		51%	64%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.52		$11.26		$10.84		$11.24	$11.21	$8.96

Investment operations:
Net investment income (loss) (A) (B)	0.02		0.21		0.14	(C)	0.19	0.14	0.23
Net realized and unrealized gain (loss)	0.07		2.49		0.49		(0.43)	0.13	2.12

Total investment operations	0.09		2.70		0.63		(0.24)	0.27	2.35

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.21)		(0.16)	(0.24)	(0.10)
Net realized gains	—		(0.28)		—		—	—	—

Total dividends and/or distributions to shareholders	—		(0.44)		(0.21)		(0.16)	(0.24)	(0.10)

Net asset value, end of period/year	$13.61		$13.52		$11.26		$10.84	$11.24	$11.21

Total return (D)	0.67	%(E)	24.37%		5.82%		(2.12)%	2.44%	26.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$284,090		$296,800		$249,614		$270,730	$300,247	$298,714
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.40	%(G)	0.40%		0.40%		0.39%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(G)(H)	0.40	%(H)	0.39	%(C)	0.39%	0.40%	0.40%
Net investment income (loss) to average net assets (B)	0.25	%(G)	1.69%		1.33	%(C)	1.63%	1.26%	2.32%
Portfolio turnover rate (I)	12	%(E)	8%		93%		51%	64%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective January 12, 2018, Transamerica Asset Allocation — Growth VP changed its name to Transamerica JPMorgan Asset Allocation — Growth VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$272,767	$—	$—	$272,767
Total	$—	$—	$272,767	$—	$—	$272,767

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(193,946)	$(299,625)	$(3,363,345)	$—	$—	$(3,856,916)
Total	$(193,946)	$(299,625)	$(3,363,345)	$—	$—	$(3,856,916)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$763,929	$489,144	$1,637,255	$—	$—	$2,890,328
Total	$763,929	$489,144	$1,637,255	$—	$—	$2,890,328

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(290,133)	$(1,242,020)	$(5,675,795)	$—	$—	$(7,207,948)
Total	$(290,133)	$(1,242,020)	$(5,675,795)	$—	$—	$(7,207,948)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
33,979,236	(33,791,187)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 110,876,568	$ 10,307,391	$ 135,216,543	$ 10,133,306

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the three years from the date of filing for federal purposes and four years from the date of filing state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 899,715,816	$ 112,628,769	$ (8,226,844)	$ 104,401,925

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

(formerly, Transamerica Asset Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (formerly, Transamerica Asset Allocation – Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

(formerly, Transamerica Asset Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Growth VP

(formerly, Transamerica Asset Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$999.30	$0.74	$1,024.10	$0.75	0.15%
Service Class	1,000.00	997.70	1.98	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.5%
International Equity Funds	23.3
U.S. Fixed Income Funds	14.7
U.S. Mixed Allocation Fund	5.8
International Alternative Funds	4.2
Repurchase Agreement	1.9
U.S. Alternative Fund	1.0
U.S. Government Obligation	0.7
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Funds - 4.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	70,452	$ 380,208
Transamerica Unconstrained Bond (D) (F)	21,602,220	213,861,983

		214,242,191

International Equity Funds - 23.3%
Transamerica Developing Markets Equity (D) (F)	5,058,970	62,124,146
Transamerica Emerging Markets Equity (D) (F)	15,967,828	168,460,583
Transamerica International Equity (D) (F)	25,590,618	486,477,644
Transamerica International Growth (D) (F)	41,427,134	356,687,626
Transamerica International Small Cap Value (D) (F)	9,112,213	127,844,351

		1,201,594,350

U.S. Alternative Fund - 1.0%
Transamerica Clarion Global Real Estate Securities VP (D) (G)	4,175,559	53,822,950

U.S. Equity Funds - 48.5%
Transamerica Janus Mid-Cap Growth VP (D) (G)	4,673,580	162,687,313
Transamerica Jennison Growth VP (D) (G)	22,519,771	269,111,266
Transamerica JPMorgan Enhanced Index VP (D) (G)	39,697,837	872,558,451
Transamerica JPMorgan Mid Cap Value VP (D) (F)	5,561,242	93,651,316
Transamerica Large Cap Value (D) (F)	41,307,114	517,578,139
Transamerica Mid Cap Value Opportunities (D) (F)	7,101,935	83,731,811
Transamerica Small Cap Value (D) (F)	6,965,565	82,054,351
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	16,244	10,095
Transamerica T. Rowe Price Small Cap VP (D) (G)	8,436,714	141,568,062
Transamerica WMC US Growth VP (D) (G)	8,485,868	272,820,666

		2,495,771,470

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 14.7%
Transamerica Core Bond (D) (F)	12,877,539	$ 124,268,248
Transamerica Floating Rate (D) (F)	11,041,100	109,086,069
Transamerica High Yield Bond (D) (F)	22,020,558	199,946,668
Transamerica Intermediate Bond (D) (F)	32,711,265	322,860,184

		756,161,169

U.S. Mixed Allocation Fund - 5.8%
Transamerica PIMCO Total Return VP (D) (G)	26,097,627	296,208,067

Total Investment Companies (Cost $4,522,534,712)		5,017,800,197

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.13%, 01/31/2019 (H)	$ 37,318,000	37,087,678

Total U.S. Government Obligation (Cost $37,027,767)		37,087,678

REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.90% (I), dated 06/29/2018, to be repurchased at $97,760,229 on 07/02/2018. Collateralized by U.S. Government Obligations, 0.13% - 1.75%, due 04/15/2022 - 05/31/2022, and with a total value of $99,712,638.	97,752,898	97,752,898

Total Repurchase Agreement (Cost $97,752,898)		97,752,898

Total Investments (Cost $4,657,315,377)		5,152,640,773
Net Other Assets (Liabilities) - (0.1)%		(3,863,409)

Net Assets - 100.0%		$ 5,148,777,364

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	Long	970	09/18/2018	$74,943,237	$73,875,200	$—	$(1,068,037)
EURO STOXX 50® Index	Short	(2,641)	09/21/2018	(105,928,613)	(104,583,860)	1,344,753	—
MSCI EAFE Mini Index	Long	416	09/21/2018	42,261,061	40,672,320	—	(1,588,741)
Russell 2000® Mini Index	Long	393	09/21/2018	32,867,977	32,373,375	—	(494,602)
S&P 500® E-Mini Index	Long	2,198	09/21/2018	305,716,751	299,103,840	—	(6,612,911)
TOPIX Index	Long	329	09/13/2018	52,767,518	51,423,429	—	(1,344,089)
U.S. Treasury Bond	Long	866	09/19/2018	134,881,492	138,181,125	3,299,633	—

Total						$4,644,386	$(11,108,380)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,017,409,894	$—	$—	$5,017,409,894
U.S. Government Obligation	—	37,087,678	—	37,087,678
Repurchase Agreement	—	97,752,898	—	97,752,898

Total	$5,017,409,894	$134,840,576	$—	$5,152,250,470

Investment Companies Measured at Net Asset Value (E)				390,303

Total Investments				$5,152,640,773

Other Financial Instruments
Futures Contracts (K)	$4,644,386	$—	$—	$4,644,386

Total Other Financial Instruments	$4,644,386	$—	$—	$4,644,386

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(11,108,380)	$—	$—	$(11,108,380)

Total Other Financial Instruments	$(11,108,380)	$—	$—	$(11,108,380)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At June 30, 2018, the value of such securities amounted to $390,303 or less than 0.1% of the Portfolio’s net assets.
(C)	Restricted securities. At June 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$380,208	0.0	%(L)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,095	0.0	(L)

Total			$887,276	$390,303	0.0	%(L)

(D)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$54,908,595	$—	$—	$—	$(1,085,645)	$53,822,950	4,175,559	$—	$—
Transamerica Core Bond	174,498,443	11,620,175	(57,053,861)	(1,170,906)	(3,625,603)	124,268,248	12,877,539	2,029,487	—
Transamerica Developing Markets Equity	266,302,469	—	(205,930,450)	55,398,029	(53,645,902)	62,124,146	5,058,970	—	—
Transamerica Emerging Markets Equity	—	177,788,014	—	—	(9,327,431)	168,460,583	15,967,828	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Floating Rate	$181,301,500	$18,962,515	$(90,632,883)	$88,169	$(633,232)	$109,086,069	11,041,100	$3,286,490	$—
Transamerica Global Allocation Liquidating Trust	393,277	—	—	—	(13,069)	380,208	70,452	—	—
Transamerica High Yield Bond	278,002,170	86,453,508	(158,683,353)	(9,630,573)	3,804,916	199,946,668	22,020,558	6,216,591	—
Transamerica Intermediate Bond	331,325,198	27,010,650	(24,823,437)	(477,479)	(10,174,748)	322,860,184	32,711,265	4,559,713	—
Transamerica International Equity	529,662,290	—	(30,870,780)	7,342,040	(19,655,906)	486,477,644	25,590,618	—	—
Transamerica International Growth	390,804,108	—	(16,157,462)	1,263,902	(19,222,922)	356,687,626	41,427,134	—	—
Transamerica International Small Cap Value	139,519,241	—	(11,816,837)	2,965,337	(2,823,390)	127,844,351	9,112,213	—	—
Transamerica Janus Mid-Cap Growth VP	81,965,634	71,539,866	—	—	9,181,813	162,687,313	4,673,580	—	—
Transamerica Jennison Growth VP	255,301,852	—	(13,996,458)	5,964,889	21,840,983	269,111,266	22,519,771	—	—
Transamerica JPMorgan Enhanced Index VP	887,746,103	—	(28,143,325)	5,908,284	7,047,389	872,558,451	39,697,837	—	—
Transamerica JPMorgan Mid Cap Value VP	93,873,766	—	—	—	(222,450)	93,651,316	5,561,242	—	—
Transamerica Large Cap Value	512,421,759	3,877,213	—	—	1,279,167	517,578,139	41,307,114	3,877,212	—
Transamerica Mid Cap Growth	87,874,368	—	(85,789,280)	16,134,036	(18,219,124)	—	—	—	—
Transamerica Mid Cap Value Opportunities	82,737,541	—	—	—	994,270	83,731,811	7,101,935	—	—
Transamerica PIMCO Total Return VP	304,746,963	20,071,299	(22,980,091)	(688,357)	(4,941,747)	296,208,067	26,097,627	—	—
Transamerica Small Cap Value	81,497,106	—	—	—	557,245	82,054,351	6,965,565	—	—
Transamerica Small Company Growth Liquidating Trust	10,091	—	—	—	4	10,095	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	138,649,778	—	(7,811,164)	2,941,748	7,787,700	141,568,062	8,436,714	—	—
Transamerica Unconstrained Bond	77,666,114	142,083,767	—	—	(5,887,898)	213,861,983	21,602,220	3,194,147	—
Transamerica WMC US Growth VP	255,797,623	—	(8,164,325)	1,925,124	23,262,244	272,820,666	8,485,868	—	—

Total	$5,207,005,989	$559,407,007	$(762,853,706)	$87,964,243	$(73,723,336)	$5,017,800,197	372,518,953	$23,163,640	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $27,944,459.
(I)	Rate disclosed reflects the yield at June 30, 2018.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $4,522,534,712)	$5,017,800,197
Unaffiliated investments, at value (cost $37,027,767)	37,087,678
Repurchase agreement, at value (cost $97,752,898)	97,752,898
Receivables and other assets:
Interest	178,850
Dividends	2,117,872
Variation margin receivable on futures contracts	2,840,261
Prepaid expenses	18,435

Total assets	5,157,796,191

Liabilities:
Due to custodian	4,611,987
Payables and other liabilities:
Shares of beneficial interest redeemed	600,546
Affiliated investments purchased	2,117,872
Investment management fees	510,442
Distribution and service fees	838,075
Transfer agent costs	10,494
Trustees, CCO and deferred compensation fees	19,296
Audit and tax fees	53,284
Custody fees	26,449
Legal fees	52,445
Printing and shareholder reports fees	129,615
Other	48,322

Total liabilities	9,018,827

Net assets	$5,148,777,364

Net assets consist of:
Capital stock ($0.01 par value)	$3,880,755
Additional paid-in capital	4,225,666,591
Undistributed (distributions in excess of) net investment income (loss)	101,945,748
Accumulated net realized gain (loss)	328,435,064
Net unrealized appreciation (depreciation) on:
Affiliated investments	495,265,485
Unaffiliated investments	59,911
Futures contracts	(6,463,994)
Translation of assets and liabilities denominated in foreign currencies	(12,196)

Net assets	$5,148,777,364

Net assets by class:
Initial Class	$1,009,417,176
Service Class	4,139,360,188

Shares outstanding:
Initial Class	75,175,161
Service Class	312,900,377

Net asset value and offering price per share:
Initial Class	$13.43
Service Class	13.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$23,163,640
Interest income from unaffiliated investments	640,108

Total investment income	23,803,748

Expenses:
Investment management fees	3,216,586
Distribution and service fees:
Service Class	5,278,421
Transfer agent costs	37,793
Trustees, CCO and deferred compensation fees	82,781
Audit and tax fees	51,018
Custody fees	132,823
Legal fees	154,545
Printing and shareholder reports fees	75,356
Other	78,271

Total expenses before waiver and/or reimbursement and recapture	9,107,594

Expenses waived and/or reimbursed:
Initial Class	(254)
Service Class	(1,043)

Net expenses	9,106,297

Net investment income (loss)	14,697,451

Net realized gain (loss) on:
Affiliated investments	87,964,243
Unaffiliated investments	79,662
Futures contracts	(11,719,907)
Foreign currency transactions	(163,785)

Net realized gain (loss)	76,160,213

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(73,723,336)
Unaffiliated investments	12,006
Futures contracts	(24,745,084)
Translation of assets and liabilities denominated in foreign currencies	(64,817)

Net change in unrealized appreciation (depreciation)	(98,521,231)

Net realized and change in unrealized gain (loss)	(22,361,018)

Net increase (decrease) in net assets resulting from operations	$(7,663,567)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$14,697,451	$88,452,086
Net realized gain (loss)	76,160,213	254,724,687
Net change in unrealized appreciation (depreciation)	(98,521,231)	563,415,527

Net increase (decrease) in net assets resulting from operations	(7,663,567)	906,592,300

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(17,280,522)
Service Class	—	(62,222,905)

Total dividends and/or distributions from net investment income	—	(79,503,427)

Net realized gains:
Initial Class	—	(33,510,254)
Service Class	—	(138,841,610)

Total dividends and/or distributions from net realized gains	—	(172,351,864)

Total dividends and/or distributions to shareholders	—	(251,855,291)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,267,641	24,056,052
Service Class	27,330,385	94,579,678

	36,598,026	118,635,730

Dividends and/or distributions reinvested:
Initial Class	—	50,790,776
Service Class	—	201,064,515

	—	251,855,291

Cost of shares redeemed:
Initial Class	(51,767,552)	(110,998,727)
Service Class	(211,949,507)	(287,990,458)

	(263,717,059)	(398,989,185)

Net increase (decrease) in net assets resulting from capital share transactions	(227,119,033)	(28,498,164)

Net increase (decrease) in net assets	(234,782,600)	626,238,845

Net assets:
Beginning of period/year	5,383,559,964	4,757,321,119

End of period/year	$5,148,777,364	$5,383,559,964

Undistributed (distributions in excess of) net investment income (loss)	$101,945,748	$87,248,297

Capital share transactions - shares:
Shares issued:
Initial Class	679,763	1,882,612
Service Class	2,035,176	7,537,278

	2,714,939	9,419,890

Shares reinvested:
Initial Class	—	4,092,730
Service Class	—	16,413,430

	—	20,506,160

Shares redeemed:
Initial Class	(3,811,720)	(8,710,316)
Service Class	(15,849,283)	(22,904,156)

	(19,661,003)	(31,614,472)

Net increase (decrease) in shares outstanding:
Initial Class	(3,131,957)	(2,734,974)
Service Class	(13,814,107)	1,046,552

	(16,946,064)	(1,688,422)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.44		$11.82		$11.96		$12.74	$12.76	$10.94

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.25		0.22	(C)	0.23	0.27	0.34
Net realized and unrealized gain (loss)	(0.06)		2.04		0.56		(0.51)	0.06	1.76

Total investment operations	(0.01)		2.29		0.78		(0.28)	0.33	2.10

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)		(0.25)		(0.29)	(0.35)	(0.28)
Net realized gains	—		(0.44)		(0.67)		(0.21)	—	—

Total dividends and/or distributions to shareholders	—		(0.67)		(0.92)		(0.50)	(0.35)	(0.28)

Net asset value, end of period/year	$13.43		$13.44		$11.82		$11.96	$12.74	$12.76

Total return (D)	(0.07	)%(E)	19.77%		6.55%		(2.23)%	2.57%	19.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,009,417		$1,052,378		$957,703		$998,156	$1,240,441	$1,340,215
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.15	%(G)	0.14%		0.14%		0.14%	0.15%	0.14%
Including waiver and/or reimbursement and recapture	0.15	%(G)(H)(J)	0.14	%(H)	0.13	%(C)	0.14%	0.15%	0.14%
Net investment income (loss) to average net assets (B)	0.76	%(G)	1.93%		1.89	%(C)	1.81%	2.09%	2.84%
Portfolio turnover rate (I)	11	%(E)	4%		70%		26%	35%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.26		$11.67		$11.82		$12.60	$12.61	$10.82

Investment operations:
Net investment income (loss) (A) (B)	0.03		0.21		0.19	(C)	0.20	0.23	0.31
Net realized and unrealized gain (loss)	(0.06)		2.02		0.55		(0.52)	0.08	1.73

Total investment operations	(0.03)		2.23		0.74		(0.32)	0.31	2.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.22)		(0.25)	(0.32)	(0.25)
Net realized gains	—		(0.44)		(0.67)		(0.21)	—	—

Total dividends and/or distributions to shareholders	—		(0.64)		(0.89)		(0.46)	(0.32)	(0.25)

Net asset value, end of period/year	$13.23		$13.26		$11.67		$11.82	$12.60	$12.61

Total return (D)	(0.23	)%(E)	19.49%		6.25%		(2.52)%	2.45%	19.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,139,360		$4,331,182		$3,799,618		$3,856,895	$4,124,411	$4,236,224
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.40	%(G)	0.39%		0.39%		0.39%	0.40%	0.39%
Including waiver and/or reimbursement and recapture	0.40	%(G)(H)(J)	0.39	%(H)	0.38	%(C)	0.39%	0.40%	0.39%
Net investment income (loss) to average net assets (B)	0.51	%(G)	1.69%		1.66	%(C)	1.62%	1.86%	2.67%
Portfolio turnover rate (I)	11	%(E)	4%		70%		26%	35%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate Growth VP (formerly, Transamerica Asset Allocation – Moderate Growth VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the year, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$3,299,633	$—	$1,344,753	$—	$—	$4,644,386
Total	$3,299,633	$—	$1,344,753	$—	$—	$4,644,386

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(1,068,037)	$(10,040,343)	$—	$—	$(11,108,380)
Total	$—	$(1,068,037)	$(10,040,343)	$—	$—	$(11,108,380)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Appreciation (Depreciation) on futures contracts as reported within the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$9,096,664	$3,357,747	$(24,174,318)	$—	$—	$(11,719,907)
Total	$9,096,664	$3,357,747	$(24,174,318)	$—	$—	$(11,719,907)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(344,158)	$(5,312,377)	$(19,088,549)	$—	$—	$(24,745,084)
Total	$(344,158)	$(5,312,377)	$(19,088,549)	$—	$—	$(24,745,084)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
275,484,821	(630,706,821)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 536,243,366	$ 39,192,791	$ 762,853,706	$ 54,207,832

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,657,315,377	$ 534,367,814	$ (45,506,412)	$ 488,861,402

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

(formerly, Transamerica Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation — Moderate Growth VP (formerly, Transamerica Asset Allocation — Moderate Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

(formerly, Transamerica Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

(formerly, Transamerica Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$996.00	$0.74	$1,024.10	$0.75	0.15%
Service Class	1,000.00	995.20	1.98	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	36.6%
U.S. Fixed Income Funds	26.9
International Equity Funds	17.2
U.S. Mixed Allocation Fund	10.8
International Alternative Funds	5.1
Repurchase Agreement	2.8
U.S. Government Obligation	0.7
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Funds - 5.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	36,728	$ 198,209
Transamerica Unconstrained Bond (D) (F)	31,985,612	316,657,556

		316,855,765

International Equity Funds - 17.2%
Transamerica Developing Markets Equity (D) (F)	4,787,180	58,786,573
Transamerica Emerging Markets Equity (D) (F)	15,101,810	159,324,100
Transamerica International Equity (D) (F)	23,909,365	454,517,038
Transamerica International Growth (D) (F)	34,695,351	298,726,970
Transamerica International Small Cap Value (D) (F)	8,013,185	112,424,980

		1,083,779,661

U.S. Equity Funds - 36.6%
Transamerica Janus Mid-Cap Growth VP (D) (G)	4,685,403	163,098,867
Transamerica Jennison Growth VP (D) (G)	22,324,773	266,781,042
Transamerica JPMorgan Enhanced Index VP (D) (G)	34,733,585	763,444,192
Transamerica JPMorgan Mid Cap Value VP (D) (G)	3,489,327	58,760,267
Transamerica Large Cap Value (D) (F)	40,576,066	508,418,106
Transamerica Mid Cap Value Opportunities (D) (F)	8,215,217	96,857,411
Transamerica Small Cap Value (D) (F)	5,329,173	62,777,653
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,959	3,704
Transamerica T. Rowe Price Small Cap VP (D) (G)	7,964,927	133,651,480
Transamerica WMC US Growth VP (D) (G)	7,727,529	248,440,055

		2,302,232,777

U.S. Fixed Income Funds - 26.9%
Transamerica Core Bond (D) (F)	39,231,175	378,580,840
Transamerica Floating Rate (D) (F)	16,140,570	159,468,836

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (D) (F)	22,730,530	$ 206,393,217
Transamerica Intermediate Bond (D) (F)	95,982,786	947,350,101

		1,691,792,994

U.S. Mixed Allocation Fund - 10.8%
Transamerica PIMCO Total Return VP (D) (G)	60,038,099	681,432,420

Total Investment Companies (Cost $5,697,446,056)		6,076,093,617

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.13%, 01/31/2019 (H)	$ 44,076,000	43,803,968

Total U.S. Government Obligation (Cost $43,732,065)		43,803,968

REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 0.90% (I), dated 06/29/2018, to be repurchased at $175,442,519 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $178,940,211.	175,429,362	175,429,362

Total Repurchase Agreement (Cost $175,429,362)		175,429,362

Total Investments (Cost $5,916,607,483)		6,295,326,947
Net Other Assets (Liabilities) - (0.1)%		(5,319,250)

Net Assets - 100.0%		$ 6,290,007,697

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	Long	779	09/18/2018	$60,186,635	$59,328,640	$—	$(857,995)
EURO STOXX 50® Index	Short	(3,203)	09/21/2018	(128,456,562)	(126,839,116)	1,617,446	—
MSCI EAFE Mini Index	Long	223	09/21/2018	22,652,676	21,802,710	—	(849,966)
Russell 2000® Mini Index	Long	658	09/21/2018	55,030,863	54,202,750	—	(828,113)
S&P 500® E-Mini Index	Long	2,791	09/21/2018	388,199,683	379,799,280	—	(8,400,403)
TOPIX Index	Long	400	09/13/2018	64,147,409	62,520,887	—	(1,626,522)
U.S. Treasury Bond	Long	1,174	09/19/2018	182,852,838	187,326,375	4,473,537	—

Total						$6,090,983	$(12,562,999)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,075,891,704	$—	$—	$6,075,891,704
U.S. Government Obligation	—	43,803,968	—	43,803,968
Repurchase Agreement	—	175,429,362	—	175,429,362

Total	$6,075,891,704	$219,233,330	$—	$6,295,125,034

Investment Companies Measured at Net Asset Value (E)				201,913

Total Investments				$6,295,326,947

Other Financial Instruments
Futures Contracts (K)	$6,090,983	$—	$—	$6,090,983

Total Other Financial Instruments	$6,090,983	$—	$—	$6,090,983

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(12,562,999)	$—	$—	$(12,562,999)

Total Other Financial Instruments	$(12,562,999)	$—	$—	$(12,562,999)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At June 30, 2018, the value of such securities amounted to $201,913 or less than 0.1% of the Portfolio’s net assets.
(C)	Restricted securities. At June 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$198,209	0.0	%(L)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,704	0.0	(L)

Total			$437,464	$201,913	0.0	%(L)

(D)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$421,467,081	$32,051,880	$(62,644,268)	$(5,187,511)	$(7,106,342)	$378,580,840	39,231,175	$5,664,932	$—
Transamerica Developing Markets Equity	257,678,783	—	(201,016,348)	53,635,215	(51,511,077)	58,786,573	4,787,180	—	—
Transamerica Emerging Markets Equity	—	168,143,995	—	—	(8,819,895)	159,324,100	15,101,810	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Floating Rate	$112,486,827	$48,039,130	$—	$—	$(1,057,121)	$159,468,836	16,140,570	$3,154,320	$—
Transamerica Global Allocation Liquidating Trust	205,021	—	—	—	(6,812)	198,209	36,728	—	—
Transamerica High Yield Bond	360,722,983	7,521,576	(153,965,097)	(7,440,040)	(446,205)	206,393,217	22,730,530	7,521,576	—
Transamerica Intermediate Bond	968,695,826	56,525,023	(46,941,693)	(248,171)	(30,680,884)	947,350,101	95,982,786	13,274,024	—
Transamerica International Equity	475,124,065	17,564,198	(27,547,871)	2,671,553	(13,294,907)	454,517,038	23,909,365	—	—
Transamerica International Growth	337,612,517	—	(24,300,128)	3,906,039	(18,491,458)	298,726,970	34,695,351	—	—
Transamerica International Small Cap Value	128,272,861	—	(16,222,608)	4,466,063	(4,091,336)	112,424,980	8,013,185	—	—
Transamerica Janus Mid-Cap Growth VP	94,408,831	58,992,579	—	—	9,697,457	163,098,867	4,685,403	—	—
Transamerica Jennison Growth VP	256,478,503	—	(17,589,656)	7,278,970	20,613,225	266,781,042	22,324,773	—	—
Transamerica JPMorgan Enhanced Index VP	773,577,732	—	(21,653,348)	4,633,753	6,886,055	763,444,192	34,733,585	—	—
Transamerica JPMorgan Mid Cap Value VP	58,899,840	—	—	—	(139,573)	58,760,267	3,489,327	—	—
Transamerica Large Cap Value	512,459,079	3,808,594	(9,448,485)	1,182,314	416,604	508,418,106	40,576,066	3,808,594	—
Transamerica Mid Cap Growth	65,570,555	—	(64,014,336)	7,814,770	(9,370,989)	—	—	—	—
Transamerica Mid Cap Value Opportunities	95,707,281	—	—	—	1,150,130	96,857,411	8,215,217	—	—
Transamerica PIMCO Total Return VP	697,978,827	30,742,472	(34,454,655)	(2,181,436)	(10,652,788)	681,432,420	60,038,099	—	—
Transamerica Small Cap Value	62,351,319	—	—	—	426,334	62,777,653	5,329,173	—	—
Transamerica Small Company Growth Liquidating Trust	3,702	—	—	—	2	3,704	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	133,539,146	—	(9,846,542)	1,952,392	8,006,484	133,651,480	7,964,927	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Unconstrained Bond	$98,653,378	$226,850,152	$—	$—	$(8,845,974)	$316,657,556	31,985,612	$4,731,328	$—
Transamerica WMC US Growth VP	256,319,221	—	(33,029,748)	7,909,648	17,240,934	248,440,055	7,727,529	—	—

Total	$6,168,213,378	$650,239,599	$(722,674,783)	$80,393,559	$(100,078,136)	$6,076,093,617	487,704,350	$38,154,774	$—

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $32,474,328.
(I)	Rate disclosed reflects the yield at June 30, 2018.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $5,697,446,056)	$6,076,093,617
Unaffiliated investments, at value (cost $43,732,065)	43,803,968
Repurchase agreement, at value (cost $175,429,362)	175,429,362
Receivables and other assets:
Shares of beneficial interest sold	1,493,577
Affiliated investments sold	20,707,267
Interest	214,236
Dividends	2,711,259
Variation margin receivable on futures contracts	2,810,131
Prepaid expenses	21,262

Total assets	6,323,284,679

Liabilities:
Due to custodian	10,523,943
Payables and other liabilities:
Shares of beneficial interest redeemed	317,569
Affiliated investments purchased	20,275,457
Investment management fees	617,850
Distribution and service fees	1,142,231
Transfer agent costs	12,751
Trustees, CCO and deferred compensation fees	22,348
Audit and tax fees	63,273
Custody fees	29,657
Legal fees	68,140
Printing and shareholder reports fees	144,524
Other	59,239

Total liabilities	33,276,982

Net assets	$6,290,007,697

Net assets consist of:
Capital stock ($0.01 par value)	$5,068,644
Additional paid-in capital	5,424,348,310
Undistributed (distributions in excess of) net investment income (loss)	126,578,694
Accumulated net realized gain (loss)	361,779,525
Net unrealized appreciation (depreciation) on:
Affiliated investments	378,647,561
Unaffiliated investments	71,903
Futures contracts	(6,472,016)
Translation of assets and liabilities denominated in foreign currencies	(14,924)

Net assets	$6,290,007,697

Net assets by class:
Initial Class	$603,846,945
Service Class	5,686,160,752

Shares outstanding:
Initial Class	48,021,761
Service Class	458,842,669

Net asset value and offering price per share:
Initial Class	$12.57
Service Class	12.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$38,154,774
Interest income from unaffiliated investments	760,182

Total investment income	38,914,956

Expenses:
Investment management fees	3,840,515
Distribution and service fees:
Service Class	7,067,572
Transfer agent costs	44,879
Trustees, CCO and deferred compensation fees	98,438
Audit and tax fees	59,915
Custody fees	150,735
Legal fees	187,606
Printing and shareholder reports fees	83,579
Other	96,921

Total expenses before waiver and/or reimbursement and recapture	11,630,160

Expenses waived and/or reimbursed:
Initial Class	(464)
Service Class	(4,286)

Net expenses	11,625,410

Net investment income (loss)	27,289,546

Net realized gain (loss) on:
Affiliated investments	80,393,559
Unaffiliated investments	73,424
Futures contracts	(10,698,696)
Foreign currency transactions	(241,190)

Net realized gain (loss)	69,527,097

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(100,078,136)
Unaffiliated investments	25,622
Futures contracts	(25,117,407)
Translation of assets and liabilities denominated in foreign currencies	(44,639)

Net change in unrealized appreciation (depreciation)	(125,214,560)

Net realized and change in unrealized gain (loss)	(55,687,463)

Net increase (decrease) in net assets resulting from operations	$(28,397,917)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$27,289,546	$100,700,616
Net realized gain (loss)	69,527,097	283,088,708
Net change in unrealized appreciation (depreciation)	(125,214,560)	545,693,701

Net increase (decrease) in net assets resulting from operations	(28,397,917)	929,483,025

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(11,531,534)
Service Class	—	(92,399,442)

Total dividends and/or distributions from net investment income	—	(103,930,976)

Net realized gains:
Initial Class	—	(13,727,304)
Service Class	—	(126,049,116)

Total dividends and/or distributions from net realized gains	—	(139,776,420)

Total dividends and/or distributions to shareholders	—	(243,707,396)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,211,792	14,876,902
Service Class	94,772,325	27,897,961

	102,984,117	42,774,863

Dividends and/or distributions reinvested:
Initial Class	—	25,258,838
Service Class	—	218,448,558

	—	243,707,396

Cost of shares redeemed:
Initial Class	(37,074,294)	(85,199,135)
Service Class	(137,415,416)	(473,004,464)

	(174,489,710)	(558,203,599)

Net increase (decrease) in net assets resulting from capital share transactions	(71,505,593)	(271,721,340)

Net increase (decrease) in net assets	(99,903,510)	414,054,289

Net assets:
Beginning of period/year	6,389,911,207	5,975,856,918

End of period/year	$6,290,007,697	$6,389,911,207

Undistributed (distributions in excess of) net investment income (loss)	$126,578,694	$99,289,148

Capital share transactions - shares:
Shares issued:
Initial Class	644,098	1,232,004
Service Class	7,616,363	2,369,767

	8,260,461	3,601,771

Shares reinvested:
Initial Class	—	2,133,348
Service Class	—	18,686,788

	—	20,820,136

Shares redeemed:
Initial Class	(2,928,598)	(7,109,415)
Service Class	(10,948,755)	(39,688,931)

	(13,877,353)	(46,798,346)

Net increase (decrease) in shares outstanding:
Initial Class	(2,284,500)	(3,744,063)
Service Class	(3,332,392)	(18,632,376)

	(5,616,892)	(22,376,439)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.62		$11.30	$11.22		$12.17	$12.10	$10.93

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.22	0.22	(C)	0.24	0.26	0.32
Net realized and unrealized gain (loss)	(0.12)		1.61	0.40		(0.52)	0.09	1.14

Total investment operations	(0.05)		1.83	0.62		(0.28)	0.35	1.46

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.25)		(0.25)	(0.28)	(0.29)
Net realized gains	—		(0.28)	(0.29)		(0.42)	—	—

Total dividends and/or distributions to shareholders	—		(0.51)	(0.54)		(0.67)	(0.28)	(0.29)

Net asset value, end of period/year	$12.57		$12.62	$11.30		$11.22	$12.17	$12.10

Total return (D)	(0.40	)%(E)	16.47%	5.56%		(2.23)%	2.77%	13.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$603,847		$634,841	$610,851		$642,102	$838,875	$917,763
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.15	%(G)	0.14%	0.14%		0.14%	0.14%	0.14%
Including waiver and/or reimbursement and recapture	0.15	%(G)(H)	0.14%	0.13	%(C)	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets (B)	1.09	%(G)	1.84%	1.96	%(C)	1.97%	2.10%	2.74%
Portfolio turnover rate (I)	11	%(E)	3%	63%		33%	22%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.45		$11.16	$11.09		$12.03	$11.97	$10.82

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.19	0.19	(C)	0.21	0.24	0.31
Net realized and unrealized gain (loss)	(0.11)		1.58	0.39		(0.51)	0.07	1.10

Total investment operations	(0.06)		1.77	0.58		(0.30)	0.31	1.41

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.22)		(0.22)	(0.25)	(0.26)
Net realized gains	—		(0.28)	(0.29)		(0.42)	—	—

Total dividends and/or distributions to shareholders	—		(0.48)	(0.51)		(0.64)	(0.25)	(0.26)

Net asset value, end of period/year	$12.39		$12.45	$11.16		$11.09	$12.03	$11.97

Total return (D)	(0.48	)%(E)	16.12%	5.26%		(2.48)%	2.61%	13.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,686,161		$5,755,070	$5,365,006		$5,536,501	$5,880,534	$4,730,918
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.40	%(G)	0.39%	0.39%		0.39%	0.39%	0.39%
Including waiver and/or reimbursement and recapture	0.40	%(G)(H)	0.39%	0.38	%(C)	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets (B)	0.85	%(G)	1.60%	1.72	%(C)	1.79%	1.97%	2.69%
Portfolio turnover rate (I)	11	%(E)	3%	63%		33%	22%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective January 12, 2018, Transamerica Asset Allocation—Moderate VP changed its name to Transamerica JPMorgan Asset Allocation—Moderate VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$4,473,537	$—	$1,617,446	$—	$—	$6,090,983
Total	$4,473,537	$—	$1,617,446	$—	$—	$6,090,983

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(857,995)	$(11,705,004)	$—	$—	$(12,562,999)
Total	$—	$(857,995)	$(11,705,004)	$—	$—	$(12,562,999)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$10,093,636	$4,433,951	$(25,226,283)	$—	$—	$(10,698,696)
Total	$10,093,636	$4,433,951	$(25,226,283)	$—	$—	$(10,698,696)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$400,528	$(5,191,407)	$(20,326,528)	$—	$—	$(25,117,407)
Total	$400,528	$(5,191,407)	$(20,326,528)	$—	$—	$(25,117,407)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
292,322,579	(700,734,030)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

J.P. Morgan Investment Management, Inc. is the sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 612,084,825	$ 40,729,242	$ 722,674,783	$ 60,200,424

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,916,607,483	$ 475,466,192	$ (103,218,744)	$ 372,247,448

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

(formerly, Transamerica Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation — Moderate VP (formerly, Transamerica Asset Allocation — Moderate VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

(formerly, Transamerica Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Asset Allocation – Moderate VP

(formerly, Transamerica Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$983.80	$2.51	$1,022.30	$2.56	0.51%
Service Class	1,000.00	983.30	3.74	1,021.00	3.81	0.76

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.47
Duration †	5.67

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	53.6%
AAA	8.8
AA	5.1
A	10.8
BBB	14.0
BB	0.1
B	0.0 *
CCC and Below	0.0 *
Not Rated	10.3
Net Other Assets (Liabilities)	(2.7)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.5%
Ally Auto Receivables Trust Series 2016-2, Class A4, 1.60%, 01/15/2021	$ 250,000	$ 247,486
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,267
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	304,000	303,336
Series 2018-2, Class B,
3.46%, 08/10/2022 (A)	549,000	549,462
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	468,884	474,043
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	165,295
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	194,871
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	894,935	886,274
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,208,439
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	312,474
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (A)	700,000	732,551
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (A)	430,000	470,681
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	350,000	343,432
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	491,879
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	265,987
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	142,357
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	320,088
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (A) (B)	1,500,000	1,500,000
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (A)	171,040	170,022
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	145,566	143,609
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	780,952	776,502
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	560,633	545,383
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (A) (B)	29,772	29,580
Bank of The West Auto Trust Series 2015-1, Class A4, 1.66%, 09/15/2020 (A)	82,570	82,347

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (A)	$ 227,817	$ 226,656
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	697,370	698,554
Series 2018-2, Class A,
4.45%, 06/15/2033 (A) (C)	879,000	878,985
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (A)	31,037	30,506
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	592,745
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	296,835
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (B)	1,094,899	1,092,505
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (A)	1,320,000	1,316,305
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.45% (D), 01/18/2022	500,000	500,992
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	179,483
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	196,864
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	345,207
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 06/15/2021 (A)	13,807	13,785
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	240,293	239,413
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	179,260
Series 2016-2, Class A3,
1.52%, 02/16/2021	74,877	74,323
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	193,659
CarNow Auto Receivables Trust Series 2016-1A, Class B, 3.49%, 02/15/2021 (A)	250,334	250,055
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A, 4.75%, 12/25/2019	5,307	5,296
Chase Funding Trust Series 2003-6, Class 1A7, 5.07% (D), 11/25/2034	44,745	45,860
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	197,504
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	147,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (A)	$ 322,429	$ 320,347
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (A)	1,188	1,188
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (A)	650,000	655,200
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6, 2.15%, 07/15/2021	130,000	129,238
CLUB Credit Trust
Series 2017-P1, Class A,
2.42%, 09/15/2023 (A)	697,730	696,048
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	673,406	670,854
CNH Equipment Trust Series 2015-B, Class A4, 1.89%, 04/15/2022	190,000	188,967
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	286,692	280,075
Continental Credit Card Series 2016-1A, Class A, 4.56%, 01/15/2023 (A)	120,288	119,818
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	100,000	100,454
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	100,000	101,108
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	349,039
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	700,000	700,905
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	759,432
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (A)	34,247	34,245
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	410,000	407,698
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	248,674
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	247,821
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,236,383
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	409,029
Diamond Resorts Owner Trust Series 2017-1A, Class A, 3.27%, 10/22/2029 (A)	423,517	413,114
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	217,609
Series 2014-A1, Class A1,
1-Month LIBOR + 0.43%, 2.50% (D), 07/15/2021	510,000	510,854

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2014-A4, Class A4,
2.12%, 12/15/2021	$ 200,000	$ 198,925
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	139,699
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	294,000	296,875
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	400,000	402,345
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	290,548
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	656,067
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,514,278
Series 2017-AA, Class B,
2.51%, 01/15/2021 (A)	111,006	110,958
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	279,000	279,023
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	376,579
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022 (B)	600,000	599,340
DT Auto Owner Trust
Series 2016-4A, Class B,
2.02%, 08/17/2020 (A)	32,363	32,351
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	331,800	333,026
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	339,000	338,892
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	625,000	623,540
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	304,096
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (A)	147,306	145,607
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	455,416
Series 2016-2A, Class A,
2.21%, 07/15/2020 (A)	13,687	13,684
Series 2016-3A, Class A,
1.84%, 11/16/2020 (A)	181,280	180,926
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	244,000	243,766
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	180,556
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	235,046	233,772
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	658,011
First Investors Auto Owner Trust
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (A)	48,379	48,292
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	625,000	616,346

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (A)	$ 365,070	$ 363,107
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (A)	240,000	239,341
Flagship Credit Auto Trust
Series 2014-2, Class B,
2.84%, 11/16/2020 (A)	32,105	32,117
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	66,000	66,384
Series 2015-3, Class A,
2.38%, 10/15/2020 (A)	127,669	127,512
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	189,000	190,150
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,124
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	102,932	102,960
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	624,237
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	418,629
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.28%, 09/15/2019	484	483
Freedom Financial Series 2018-1, Class A, 3.61%, 07/18/2024 (A)	686,000	685,942
GLS Auto Receivables Trust
Series 2016-1A, Class A,
2.73%, 10/15/2020 (A)	40,393	40,393
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	180,000	181,260
GM Financial Automobile Leasing Trust
Series 2015-3, Class A4,
1.81%, 11/20/2019	67,788	67,758
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	149,172
GO Financial Auto Securitization Trust Series 2015-2, Class B, 4.80%, 08/17/2020 (A)	2,806	2,808
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	117,689	116,253
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	1,190,934	1,171,165
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	215,927	216,351
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	913,196	885,802
Harley-Davidson Motorcycle Trust Series 2015-1, Class A4, 1.67%, 08/15/2022	300,000	298,349
Headlands Residential LLC Series 2018, 4.25% (B), 06/25/2023	1,160,000	1,154,010
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	751,462	768,844

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust (continued)
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	$ 832,783	$ 832,028
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	281,029	276,004
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (A)	200,000	199,239
Series 2016-C, Class A4,
1.65%, 07/15/2020 (A)	100,000	99,336
Hyundai Auto Receivables Trust
Series 2015-A, Class A4,
1.37%, 07/15/2020	86,782	86,537
Series 2015-B, Class A3,
1.12%, 11/15/2019	16,416	16,388
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 03/15/2022 (A)	2,230,000	2,251,360
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (D), 08/25/2038 (A)	940,212	22,500
Series 2013-2, Class A,
1.64% (D), 03/25/2039 (A)	880,525	36,699
Series 2014-2, Class A,
2.98% (D), 04/25/2040 (A)	402,407	32,334
LendingClub Issuance Trust Series 2016-NP2, Class A, 3.00%, 01/17/2023 (A)	23,355	23,340
LV Tower 52 Series 2013-1, Class A, 5.75%, 02/15/2023 (A) (B)	966,509	966,509
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 02/20/2029 (A)	560,000	561,768
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (A)	30,594	30,593
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	338,756	338,654
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	708,094	706,066
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4, 1.52%, 06/15/2022	300,000	298,011
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4, 1.75%, 12/15/2021	140,000	138,904
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 05/25/2027 (A)	105,000	104,178
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	535,000	530,001
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	375,000	370,895
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	150,000	149,720

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust (continued)
Series 2016-B, Class A4,
1.61%, 01/18/2022	$ 100,000	$ 99,389
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	1,254,000	1,254,811
Series 2016-T1, Class BT1,
3.06%, 08/17/2048 (A)	490,743	483,755
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	441,350	441,081
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (A)	473,684	474,395
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	248,000	247,705
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (A)	351,000	351,210
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A, 2.04%, 01/15/2021 (A)	1,764	1,764
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	387,495	388,327
Series 2015-2A, Class A,
2.57%, 07/18/2025 (A)	142,047	142,013
Series 2015-2A, Class B,
3.10%, 07/18/2025 (A)	279,000	279,027
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	560,000	563,512
Oportun Funding III LLC Series 2016-B, Class A, 3.69%, 07/08/2021 (A)	571,000	570,886
Oportun Funding IV LLC Series 2016-C, Class B, 4.85%, 11/08/2021 (A)	254,568	256,503
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 06/08/2023 (A)	405,000	398,403
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (A)	309,000	304,617
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (A)	655,000	652,257
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,385,957	1,366,576
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	323,151
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,735,182	1,717,673
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	303,581
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	205,652
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (A)	127,524	127,526
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	518,468	516,316

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (A)	$ 1,550,000	$ 1,542,977
RBSHD Trust Series 2013-1A, Class A, 7.69% (D), 10/25/2047 (A) (B)	108,092	104,026
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	296,936	294,791
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (A) (B)	1,095,799	1,096,786
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 02/15/2023 (A)	1,560,000	1,577,566
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (A)	619,000	617,079
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.71% (D), 06/25/2033	6,827	6,893
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.48% (D), 01/25/2036	21,004	18,651
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 01/18/2022 (A)	22,697	22,693
SoFi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (A)	174,554	174,241
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	431,405	429,810
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (A)	483,692	483,506
Synchrony Credit Card Master Note Trust Series 2016-1, Class A, 2.04%, 03/15/2022	200,000	199,379
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	99,705
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	216,639
Series 2016-B, Class A3,
1.30%, 04/15/2020	130,961	130,273
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (A) (B)	938,768	939,284
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (A)	380,140	367,875
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (D), 11/27/2037 (A)	1,398,209	1,391,835
Series 2017-1IV, Class A,
3.35% (D), 11/27/2037 (A)	700,771	693,532

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
USAA Auto Owner Trust Series 2015-1, Class A4, 1.54%, 11/16/2020	$ 66,706	$ 66,615
Vericrest Opportunity Loan Trust Series 2018-NPL2, Class A1, 4.34% (D), 05/25/2048 (A)	715,730	715,426
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	100,000	99,377
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,015,305
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/02/2024 (A) (B)	955,000	955,000
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50% (D), 02/25/2047 (A)	80,837	80,829
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25% (D), 05/25/2047 (A)	221,779	220,148
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50% (D), 03/25/2047 (A)	270,291	269,365
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50% (D), 03/25/2047 (A)	658,454	656,916
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38% (D), 04/25/2047 (A)	358,360	357,318
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25% (D), 06/25/2047 (A)	369,973	367,908
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13% (D), 06/25/2047 (A)	410,600	407,736
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (D), 10/25/2047 (A)	1,496,859	1,489,980
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38% (D), 06/25/2048 (A)	823,000	823,000
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (D), 11/27/2045 (A)	87,986	88,677
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	329,177	326,001
Westlake Automobile Receivables Trust
Series 2015 -3A, Class D,
4.40%, 05/17/2021 (A)	250,000	250,921
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	170,000	171,492
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	863,000	859,387
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	247,000	245,956
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	12,297	12,281

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
Series 2015-B, Class A4,
1.84%, 01/17/2022	$ 80,000	$ 79,211
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	145,319

Total Asset-Backed Securities (Cost $84,613,200)		84,105,057

CORPORATE DEBT SECURITIES - 24.5%
Aerospace & Defense - 0.3%
Airbus Finance BV 2.70%, 04/17/2023 (A)	43,000	41,548
Airbus SE 3.15%, 04/10/2027 (A)	164,000	156,809
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (A)	53,000	52,896
3.85%, 12/15/2025 (A)	200,000	197,694
6.38%, 06/01/2019 (A)	30,000	30,900
BAE Systems PLC 5.80%, 10/11/2041 (A)	92,000	106,196
Harris Corp.
3.83%, 04/27/2025	200,000	196,106
4.85%, 04/27/2035	70,000	71,433
Lockheed Martin Corp. 4.50%, 05/15/2036	100,000	103,785
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	140,919
3.85%, 04/15/2045	38,000	34,475
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	53,554
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	165,438
4.20%, 06/15/2035	170,000	172,572
Rockwell Collins, Inc. 3.20%, 03/15/2024	70,000	67,436
United Technologies Corp.
3.10%, 06/01/2022	64,000	63,222
4.15%, 05/15/2045	163,000	151,399
4.50%, 06/01/2042	86,000	84,986

		1,891,368

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.90%, 02/01/2035	96,000	89,776
4.10%, 04/15/2043	70,000	63,827

		153,603

Airlines - 0.5%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	160,000	153,821
3.55%, 07/15/2031 (A)	227,000	217,590
4.13%, 11/15/2026 (A)	198,700	199,157
American Airlines Pass-Through Trust
3.00%, 04/15/2030	398,707	374,447
3.65%, 02/15/2029 - 12/15/2029	155,005	150,684
3.70%, 04/15/2027 - 04/01/2028	382,501	370,340
4.95%, 07/15/2024	139,577	143,855
British Airways Pass-Through Trust 4.13%, 03/20/2033 (A)	309,000	304,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	$ 24,722	$ 24,819
5.98%, 10/19/2023	35,068	37,126
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	51,889	52,786
5.30%, 10/15/2020	10,595	10,747
Southwest Airlines Co. 2.75%, 11/06/2019 (F)	163,000	162,410
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	153,000	149,789
United Airlines Pass-Through Trust
3.45%, 01/07/2030	135,333	130,578
3.65%, 07/07/2027	164,000	159,622

		2,642,547

Automobiles - 0.2%
Ford Motor Co. 7.45%, 07/16/2031	410,000	481,766
General Motors Co. 6.60%, 04/01/2036	640,000	692,690

		1,174,456

Banks - 4.2%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	319,000	313,831
4.75%, 07/28/2025 (A)	200,000	198,844
ANZ New Zealand International, Ltd. 2.60%, 09/23/2019 (A)	400,000	397,902
Australia & New Zealand Banking Group, Ltd. 4.88%, 01/12/2021 (A)	100,000	103,564
Banco Santander SA 4.38%, 04/12/2028	200,000	191,225
Bank of America Corp.
2.50%, 10/21/2022, MTN	225,000	215,516
Fixed until 04/24/2022, 2.88% (D), 04/24/2023	395,000	383,699
Fixed until 12/20/2022, 3.00% (D), 12/20/2023	237,000	229,780
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	198,000	188,541
3.25%, 10/21/2027, MTN	942,000	877,916
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	200,000	192,423
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	404,920
Fixed until 03/05/2023, 3.55% (D), 03/05/2024	126,000	124,710
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	675,102
3.95%, 04/21/2025, MTN	368,000	360,395
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	295,270
4.00%, 01/22/2025, MTN	400,000	394,861
4.25%, 10/22/2026, MTN	284,000	280,638
Bank of Montreal 2.35%, 09/11/2022, MTN	150,000	143,570
Bank of Nova Scotia
1.65%, 06/14/2019	160,000	158,271
1.85%, 04/14/2020 (F)	300,000	294,604
Barclays PLC
3.65%, 03/16/2025	200,000	187,326
3.68%, 01/10/2023	478,000	464,836
BB&T Corp. 5.25%, 11/01/2019	30,000	30,823

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	$ 310,000	$ 296,336
2.65%, 11/03/2022 (A)	250,000	239,453
BPCE SA 4.63%, 07/11/2024 (A)	200,000	197,481
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	285,000	280,807
2.25%, 07/21/2020 (A)	234,000	230,463
Citigroup, Inc.
2.35%, 08/02/2021	154,000	148,758
2.65%, 10/26/2020	350,000	345,254
2.70%, 03/30/2021	108,000	105,924
2.75%, 04/25/2022	350,000	338,782
Fixed until 01/24/2022, 3.14% (D), 01/24/2023	213,000	208,680
3.20%, 10/21/2026	162,000	150,649
3.40%, 05/01/2026	150,000	142,141
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	200,000	190,282
3.70%, 01/12/2026	400,000	387,700
3.88%, 03/26/2025	100,000	96,987
4.13%, 07/25/2028	48,000	45,955
4.40%, 06/10/2025	100,000	99,454
4.75%, 05/18/2046	140,000	133,129
5.30%, 05/06/2044	34,000	35,004
5.50%, 09/13/2025	115,000	122,095
5.88%, 01/30/2042	45,000	51,979
8.13%, 07/15/2039	28,000	39,386
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	37,710
4.30%, 12/03/2025	58,000	57,627
Commonwealth Bank of Australia
3.45%, 03/16/2023 (A)	230,000	227,610
3.90%, 03/16/2028 (A)	230,000	227,546
4.50%, 12/09/2025 (A)	200,000	198,490
Cooperatieve Rabobank UA 4.38%, 08/04/2025	250,000	245,108
Credit Agricole SA 4.13%, 01/10/2027 (A)	250,000	241,867
Danske Bank A/S
2.00%, 09/08/2021 (A)	200,000	191,211
2.70%, 03/02/2022 (A) (F)	200,000	194,053
Discover Bank
2.60%, 11/13/2018	100,000	99,942
4.20%, 08/08/2023	250,000	252,256
Fifth Third Bancorp 3.95%, 03/14/2028	160,000	157,825
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	349,953
2.88%, 10/01/2021	204,000	201,491
HSBC Holdings PLC
3.60%, 05/25/2023	229,000	226,755
4.00%, 03/30/2022 (F)	107,000	108,562
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	631,017
4.38%, 11/23/2026 (F)	200,000	196,599
4.88%, 01/14/2022	160,000	166,809
Huntington Bancshares, Inc. 2.30%, 01/14/2022	227,000	217,991

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	$ 250,000	$ 240,462
Intesa Sanpaolo SpA 3.88%, 07/14/2027 (A)	200,000	172,571
Lloyds Banking Group PLC
3.75%, 01/11/2027	254,000	240,094
4.38%, 03/22/2028	200,000	197,304
4.58%, 12/10/2025	200,000	196,052
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (A)	150,000	148,048
2.60%, 06/24/2019 (A)	187,000	186,429
Mizuho Bank, Ltd. 3.60%, 09/25/2024 (A)	300,000	297,964
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	65,000	64,034
MUFG Bank, Ltd. 2.35%, 09/08/2019 (A)	260,000	257,964
Nordea Bank AB 4.88%, 01/27/2020 (A)	100,000	102,691
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	91,159
4.38%, 08/11/2020	92,000	94,261
5.13%, 02/08/2020	65,000	67,076
6.70%, 06/10/2019	25,000	25,875
Regions Bank 2.25%, 09/14/2018	290,000	289,861
Royal Bank of Canada
2.00%, 10/01/2018	84,000	83,918
2.20%, 07/27/2018, MTN	151,000	150,977
4.65%, 01/27/2026, MTN (F)	225,000	228,270
Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	200,000	194,284
Santander Holdings USA, Inc. 2.70%, 05/24/2019	136,000	135,590
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	147,921
4.75%, 09/15/2025 (A)	200,000	195,303
Societe Generale SA 4.25%, 04/14/2025 (A)	200,000	191,990
Stadshypotek AB 1.88%, 10/02/2019 (A)	250,000	247,048
Standard Chartered PLC
3.05%, 01/15/2021 (A)	200,000	197,074
5.20%, 01/26/2024 (A)	200,000	204,051
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	114,912
2.63%, 07/14/2026 (F)	107,000	97,492
2.78%, 07/12/2022 - 10/18/2022	385,000	372,163
3.10%, 01/17/2023	155,000	151,449
Sumitomo Mitsui Trust Bank, Ltd. 2.05%, 10/18/2019 (A)	335,000	330,340
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	74,048
2.90%, 03/03/2021	59,000	58,278
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031	110,000	103,522

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp 2.38%, 07/22/2026, MTN	$ 100,000	$ 90,987
US Bank NA 2.80%, 01/27/2025	250,000	236,965
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	200,912
3.30%, 09/09/2024, MTN	700,000	676,259
3.50%, 03/08/2022, MTN	150,000	149,511
4.10%, 06/03/2026, MTN	258,000	252,815
4.65%, 11/04/2044, MTN	184,000	175,284
4.75%, 12/07/2046, MTN	143,000	138,378
4.90%, 11/17/2045, MTN	112,000	110,617
Wells Fargo Bank NA 2.15%, 12/06/2019, MTN	390,000	385,750
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	299,084
3.40%, 01/25/2028	150,000	142,894
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	173,432

		24,209,051

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	646,000	640,599
3.65%, 02/01/2026	160,000	156,631
4.70%, 02/01/2036	1,027,000	1,040,913
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	230,000	229,466
4.75%, 04/15/2058	50,000	48,838
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	150,000	150,205
Diageo Capital PLC 4.83%, 07/15/2020	25,000	25,851
Diageo Investment Corp. 8.00%, 09/15/2022	100,000	117,606
Dr. Pepper Snapple Group, Inc. 3.43%, 06/15/2027	50,000	46,197
Maple Escrow Subsidiary, Inc.
4.42%, 05/25/2025 (A)	86,000	86,429
4.99%, 05/25/2038 (A)	124,000	124,788
Molson Coors Brewing Co. 1.45%, 07/15/2019	155,000	152,549
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	84,498
4.88%, 11/01/2040	33,000	36,719

		2,941,289

Biotechnology - 0.3%
AbbVie, Inc.
3.60%, 05/14/2025	189,000	183,048
4.50%, 05/14/2035	200,000	194,655
Amgen, Inc.
4.66%, 06/15/2051	100,000	98,879
4.95%, 10/01/2041	100,000	102,500
5.70%, 02/01/2019	50,000	50,821
Celgene Corp.
3.63%, 05/15/2024	164,000	159,999
5.70%, 10/15/2040	114,000	123,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
1.95%, 03/01/2022	$ 225,000	$ 214,340
3.50%, 02/01/2025	65,000	64,018
3.65%, 03/01/2026	72,000	71,084
3.70%, 04/01/2024	374,000	374,715
4.00%, 09/01/2036	49,000	47,149
4.60%, 09/01/2035	65,000	66,898

		1,751,416

Building Products - 0.1%
Johnson Controls International PLC
3.75%, 12/01/2021	66,000	66,555
4.95% (G), 07/02/2064	120,000	114,118
5.25%, 12/01/2041	100,000	103,622
Masco Corp. 6.50%, 08/15/2032	130,000	145,186

		429,481

Capital Markets - 2.1%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	187,726
2.60%, 08/17/2020, MTN	194,000	192,065
Fixed until 05/16/2022, 2.66% (D), 05/16/2023, MTN	257,000	249,395
3.25%, 09/11/2024, MTN	150,000	147,262
4.60%, 01/15/2020, MTN	30,000	30,734
Charles Schwab Corp. 3.23%, 09/01/2022	20,000	19,924
CME Group, Inc. 5.30%, 09/15/2043	32,000	37,577
Credit Suisse AG 2.30%, 05/28/2019, MTN	250,000	248,798
Credit Suisse Group AG 4.28%, 01/09/2028 (A)	300,000	291,824
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023	250,000	246,757
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (A)	122,000	119,498
Deutsche Bank AG
3.30%, 11/16/2022	200,000	187,374
3.70%, 05/30/2024	267,000	247,854
4.25%, 10/14/2021	200,000	197,174
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	100,000	98,808
Fixed until 10/31/2021, 2.88% (D), 10/31/2022	495,000	483,229
Fixed until 06/05/2022, 2.91% (D), 06/05/2023	160,000	154,412
3.00%, 04/26/2022	120,000	117,228
Fixed until 09/29/2024, 3.27% (D), 09/29/2025	403,000	382,658
3.50%, 01/23/2025 - 11/16/2026	417,000	395,837
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	488,000	462,616
3.75%, 05/22/2025	745,000	726,348
3.85%, 01/26/2027	290,000	278,495
4.25%, 10/21/2025	100,000	98,534
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88,000	89,888
Invesco Finance PLC
3.75%, 01/15/2026	94,000	92,405
4.00%, 01/30/2024	71,000	71,418

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	$ 515,000	$ 475,233
6.00%, 01/14/2020 (A)	300,000	311,985
6.25%, 01/14/2021 (A)	175,000	185,587
Morgan Stanley
2.20%, 12/07/2018, MTN	20,000	19,972
3.13%, 01/23/2023, MTN	400,000	390,294
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	338,359
3.63%, 01/20/2027	200,000	192,045
3.70%, 10/23/2024, MTN	444,000	438,337
3.75%, 02/25/2023, MTN	789,000	789,895
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	295,000	284,182
4.00%, 07/23/2025, MTN	664,000	661,981
4.10%, 05/22/2023, MTN	150,000	150,573
4.30%, 01/27/2045	92,000	87,047
4.35%, 09/08/2026, MTN	200,000	197,271
5.00%, 11/24/2025	269,000	278,853
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	351,564
5.75%, 01/25/2021	100,000	105,725
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (D), 05/08/2032	71,000	66,699
State Street Corp.
3.10%, 05/15/2023	48,000	47,333
3.55%, 08/18/2025	88,000	87,957
3.70%, 11/20/2023	231,000	234,234
Thomson Reuters Corp. 4.50%, 05/23/2043	59,000	54,960
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	469,255
4.13%, 04/15/2026 (A)	200,000	197,936

		12,273,115

Chemicals - 0.3%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	200,000	187,831
Albemarle Corp. 5.45%, 12/01/2044	50,000	53,221
Chevron Phillips Chemical Co. 3.70%, 06/01/2028 (A)	200,000	197,562
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.40%, 12/01/2026 (A)	181,000	176,699
Dow Chemical Co.
3.00%, 11/15/2022	130,000	126,599
5.25%, 11/15/2041	45,000	47,328
E.I. du Pont de Nemours & Co. 4.90%, 01/15/2041	18,000	18,735
Monsanto Co. 4.70%, 07/15/2064	97,000	85,025
Mosaic Co.
4.88%, 11/15/2041	8,000	7,264
5.45%, 11/15/2033	91,000	92,003
5.63%, 11/15/2043	222,000	223,624

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien, Ltd.
3.38%, 03/15/2025	$ 108,000	$ 101,643
4.13%, 03/15/2035	200,000	185,211
Praxair, Inc. 2.65%, 02/05/2025	59,000	55,909
Sherwin-Williams Co. 3.13%, 06/01/2024	70,000	66,859
Union Carbide Corp. 7.50%, 06/01/2025	175,000	205,285
Westlake Chemical Corp. 4.38%, 11/15/2047	89,000	82,018

		1,912,816

Commercial Services & Supplies - 0.1%
Brambles USA, Inc. 4.13%, 10/23/2025 (A)	100,000	99,830
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	36,895
5.25%, 10/01/2020 (A)	48,000	49,854
5.63%, 03/15/2042 (A)	59,000	63,961
6.70%, 06/01/2034 (A)	152,000	182,522
Republic Services, Inc.
2.90%, 07/01/2026	49,000	45,503
3.55%, 06/01/2022	54,000	54,345

		532,910

Communications Equipment - 0.1%
Cisco Systems, Inc.
3.00%, 06/15/2022	111,000	110,557
3.63%, 03/04/2024	450,000	455,059
5.90%, 02/15/2039	70,000	86,605

		652,221

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	29,000	28,483
3.80%, 04/03/2028	115,000	115,900
4.38%, 05/08/2042	17,000	17,436
Fluor Corp. 3.38%, 09/15/2021	190,000	189,788

		351,607

Construction Materials - 0.0% (E)
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	188,247

Consumer Finance - 1.0%
American Express Co. 3.63%, 12/05/2024	104,000	102,431
American Express Credit Corp.
1.88%, 11/05/2018, MTN	111,000	110,759
2.25%, 05/05/2021, MTN	152,000	147,703
2.38%, 05/26/2020, MTN	290,000	285,791
2.70%, 03/03/2022, MTN	95,000	92,748
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	317,000	315,191
2.30%, 09/09/2026, MTN	34,000	30,888
BMW US Capital LLC 2.25%, 09/15/2023 (A)	180,000	167,702
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	481,000	458,355
4.20%, 10/29/2025	50,000	48,558

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	$ 155,000	$ 152,743
1.75%, 10/30/2019 (A)	150,000	147,368
2.38%, 08/01/2018 (A)	151,000	150,959
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	450,000	445,964
3.81%, 01/09/2024	200,000	194,136
4.13%, 08/04/2025	200,000	194,978
General Motors Financial Co., Inc.
3.50%, 11/07/2024	220,000	209,484
3.70%, 05/09/2023	184,000	180,514
3.95%, 04/13/2024	310,000	303,368
4.30%, 07/13/2025	100,000	98,106
4.35%, 04/09/2025	135,000	133,064
Hyundai Capital America
2.40%, 10/30/2018 (A)	129,000	128,810
3.00%, 03/18/2021 (A)	200,000	196,301
John Deere Capital Corp.
2.45%, 09/11/2020, MTN	40,000	39,435
2.65%, 06/24/2024, MTN	150,000	142,897
2.70%, 01/06/2023, MTN	74,000	72,215
2.80%, 01/27/2023 (F)	73,000	71,368
2.80%, 09/08/2027, MTN	200,000	186,701
3.15%, 10/15/2021, MTN	33,000	33,070
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	74,230
2.55%, 03/08/2021 (A)	150,000	146,569
Synchrony Financial 3.70%, 08/04/2026	140,000	128,613
Toyota Motor Credit Corp.
1.55%, 10/18/2019, MTN	190,000	187,329
2.13%, 07/18/2019, MTN	225,000	223,630

		5,601,978

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	143,000	129,445
7.30%, 11/15/2039	120,000	153,500
8.70%, 06/15/2038	50,000	69,764
WestRock Co. 3.75%, 03/15/2025 (A)	100,000	98,037

		450,746

Diversified Consumer Services - 0.1%
Nationwide Building Society 4.00%, 09/14/2026 (A)	250,000	233,501
President & Fellows of Harvard College 3.30%, 07/15/2056	214,000	194,862

		428,363

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	150,906
3.50%, 01/15/2025	180,000	168,856
Aviation Capital Group LLC 3.50%, 11/01/2027 (A)	150,000	137,347
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	44,000	42,311
5.88%, 03/15/2021 (A)	170,000	180,723

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
BOC Aviation, Ltd. 2.75%, 09/18/2022 (A)	$ 200,000	$ 190,102
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	79,411
4.70%, 09/20/2047	123,000	116,398
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 4.34% (D), 07/15/2019 (C)(H)	17,961	17,848
CDP Financial, Inc. 4.40%, 11/25/2019 (A)	250,000	255,643
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (A)	240,000	228,662
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,431,000	1,386,324
Jefferies Group LLC 6.45%, 06/08/2027	56,000	60,424
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (A)	200,000	191,796
National Rural Utilities Cooperative Finance Corp. 2.95%, 02/07/2024	57,000	55,055
ORIX Corp. 2.90%, 07/18/2022	101,000	98,261
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	154,079
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	191,465
2.70%, 11/25/2020 (A)	250,000	246,653
Voya Financial, Inc. 3.65%, 06/15/2026	95,000	89,863

		4,042,127

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.95%, 01/15/2025	295,000	288,518
4.13%, 02/17/2026	185,000	180,822
4.30%, 02/15/2030 (A)	596,000	562,568
4.30%, 12/15/2042	148,000	125,778
4.35%, 06/15/2045	49,000	41,510
4.50%, 05/15/2035	525,000	485,596
4.90%, 08/15/2037 (A)	374,000	354,903
5.25%, 03/01/2037	100,000	98,355
5.35%, 09/01/2040	203,000	198,119
5.80%, 02/15/2019	53,000	53,910
6.38%, 03/01/2041	100,000	109,022
British Telecommunications PLC 9.63%, 12/15/2030	150,000	214,304
Centel Capital Corp. 9.00%, 10/15/2019	40,000	42,200
Deutsche Telekom International Finance BV 2.82%, 01/19/2022 (A)	150,000	145,657
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,266
3.48%, 06/15/2050 (A)	41,000	39,991
Qwest Corp. 6.75%, 12/01/2021	148,000	157,487

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.27%, 01/15/2036	$ 330,000	$ 304,425
4.40%, 11/01/2034	568,000	529,735
4.81%, 03/15/2039	700,000	676,869
5.01%, 08/21/2054	33,000	31,009
5.25%, 03/16/2037	183,000	187,941

		4,866,985

Electric Utilities - 1.4%
AEP Transmission Co. LLC 4.00%, 12/01/2046	93,000	90,808
Alabama Power Co.
3.75%, 03/01/2045	52,000	48,414
4.10%, 01/15/2042	66,000	64,992
5.60%, 03/15/2033	100,000	115,802
6.13%, 05/15/2038	11,000	13,808
Appalachian Power Co. 6.70%, 08/15/2037	50,000	64,889
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	92,853
3.50%, 08/15/2046	94,000	84,107
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	81,332
3.50%, 02/01/2025	104,000	103,243
6.13%, 04/01/2036	74,000	91,264
Commonwealth Edison Co. 3.65%, 06/15/2046	81,000	74,678
Connecticut Light & Power Co. 4.00%, 04/01/2048	118,000	117,416
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,399
6.00%, 12/01/2028 - 01/15/2038	148,000	175,610
Duke Energy Corp. 2.65%, 09/01/2026	149,000	134,200
Duke Energy Indiana LLC 3.75%, 05/15/2046	100,000	94,489
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	114,121
4.10%, 05/15/2042 - 03/15/2043	107,000	106,994
4.15%, 12/01/2044	65,000	64,148
Edison International
2.95%, 03/15/2023	100,000	96,068
4.13%, 03/15/2028	65,000	63,999
Electricite de France SA
2.15%, 01/22/2019 (A)	80,000	79,758
2.35%, 10/13/2020 (A)	80,000	78,469
6.00%, 01/22/2114 (A)	150,000	156,351
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	179,715
3.63%, 05/25/2027 (A)	220,000	201,237
Entergy Arkansas, Inc. 3.50%, 04/01/2026	57,000	56,231
Entergy Corp. 2.95%, 09/01/2026	78,000	71,167
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	107,030
3.05%, 06/01/2031	94,000	86,431
Entergy Mississippi, Inc. 2.85%, 06/01/2028	83,000	76,087

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Exelon Corp.
3.40%, 04/15/2026	$ 63,000	$ 59,836
3.50%, 06/01/2022	130,000	128,496
FirstEnergy Corp. 4.85%, 07/15/2047	53,000	54,191
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	66,698
5.95%, 02/01/2038	50,000	62,491
Fortis, Inc. 3.06%, 10/04/2026	500,000	455,552
Georgia Power Co. 3.25%, 04/01/2026	65,000	62,067
Hydro-Quebec 9.40%, 02/01/2021	250,000	288,422
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	123,011
7.00%, 03/15/2019	30,000	30,885
Jersey Central Power & Light Co.
6.15%, 06/01/2037	70,000	83,378
7.35%, 02/01/2019	15,000	15,357
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	63,087	65,704
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	69,320
5.30%, 10/01/2041	100,000	112,721
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (A)	200,000	197,085
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	105,000	100,238
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (A)	110,000	109,984
Nevada Power Co.
5.38%, 09/15/2040	92,000	107,302
5.45%, 05/15/2041	50,000	57,261
6.50%, 08/01/2018	50,000	50,143
7.13%, 03/15/2019	140,000	144,324
New England Power Co. 3.80%, 12/05/2047 (A)	95,000	90,896
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (A)	95,000	91,151
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018	85,000	84,813
2.40%, 09/15/2019	53,000	52,585
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	140,961
4.88%, 08/15/2019 (A)	40,000	40,751
Northern States Power Co. 6.25%, 06/01/2036	40,000	49,745
Ohio Power Co. 5.38%, 10/01/2021	50,000	53,253
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	65,408
7.00%, 09/01/2022	50,000	56,960
Pacific Gas & Electric Co.
3.50%, 06/15/2025	94,000	87,693
4.45%, 04/15/2042	17,000	15,405
4.50%, 12/15/2041	96,000	86,266
6.05%, 03/01/2034 (F)	250,000	269,968

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
2.95%, 02/01/2022	$ 100,000	$ 98,960
3.60%, 04/01/2024	105,000	105,772
5.65%, 07/15/2018	25,000	25,026
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	38,000	35,430
PPL Capital Funding, Inc. 3.40%, 06/01/2023	70,000	68,848
Progress Energy, Inc. 3.15%, 04/01/2022	54,000	53,270
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	29,741
5.38%, 11/01/2039, MTN	14,000	16,515
South Carolina Electric & Gas Co. 6.05%, 01/15/2038	70,000	79,448
Southern California Edison Co.
1.85%, 02/01/2022	40,000	39,013
3.90%, 12/01/2041	30,000	27,803
5.55%, 01/15/2036	70,000	78,689
6.05%, 03/15/2039	60,000	73,516
Southern Co. 3.25%, 07/01/2026	91,000	85,419
Southern Power Co. 5.15%, 09/15/2041	130,000	132,132
Southwestern Public Service Co. 4.50%, 08/15/2041	100,000	103,965
Toledo Edison Co. 6.15%, 05/15/2037	200,000	243,825
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	62,000	58,512
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	26,703
3.45%, 02/15/2024	21,000	20,834
4.45%, 02/15/2044	28,000	28,445
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,988
3.10%, 06/01/2025	82,000	79,307
Xcel Energy, Inc.
4.80%, 09/15/2041	9,000	9,605
6.50%, 07/01/2036	71,000	91,066

		8,251,263

Electrical Equipment - 0.0% (E)
Eaton Corp.
4.00%, 11/02/2032	21,000	20,904
5.80%, 03/15/2037	100,000	115,916
7.63%, 04/01/2024	75,000	88,361

		225,181

Electronic Equipment, Instruments & Components - 0.0% (E)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	61,698
3.88%, 01/12/2028	155,000	145,250
4.50%, 03/01/2023	30,000	30,484

		237,432

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC 5.13%, 09/15/2040	100,000	107,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Halliburton Co.
3.50%, 08/01/2023	$ 157,000	$ 156,324
7.45%, 09/15/2039	50,000	65,585
7.60%, 08/15/2096 (A)	50,000	62,757
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (A)	220,000	220,022
Schlumberger Investment SA 3.30%, 09/14/2021 (A)	41,000	41,025
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	77,445
3.50%, 01/15/2028 (A)	37,000	34,839

		765,187

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.
3.38%, 10/15/2026	100,000	92,558
3.50%, 01/31/2023	141,000	138,700
5.00%, 02/15/2024	86,000	89,185
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	319,343
3.50%, 11/15/2024, MTN	50,000	49,249
Boston Properties, LP
3.20%, 01/15/2025	100,000	95,179
3.65%, 02/01/2026	74,000	71,373
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	200,000	192,899
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	45,245
5.25%, 01/15/2023	70,000	73,349
DDR Corp. 3.63%, 02/01/2025	198,000	187,884
Digital Realty Trust, LP 3.70%, 08/15/2027	77,000	73,175
Duke Realty, LP 3.25%, 06/30/2026	43,000	40,330
EPR Properties
4.50%, 06/01/2027	137,000	130,846
4.95%, 04/15/2028	105,000	102,728
Equity Commonwealth 5.88%, 09/15/2020	312,000	322,204
ERP Operating, LP
2.85%, 11/01/2026	138,000	128,076
3.00%, 04/15/2023	50,000	48,793
3.50%, 03/01/2028	92,000	88,813
4.63%, 12/15/2021	46,000	47,681
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (A)	174,000	162,808
Goodman US Finance Three LLC 3.70%, 03/15/2028 (A)	108,000	101,876
Government Properties Income Trust
3.75%, 08/15/2019	860,000	861,077
4.00%, 07/15/2022	196,000	193,682
HCP, Inc.
3.40%, 02/01/2025	95,000	89,823
3.88%, 08/15/2024	310,000	303,172
4.20%, 03/01/2024	30,000	29,980
Liberty Property, LP 3.25%, 10/01/2026	53,000	49,355

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
National Retail Properties, Inc.
3.60%, 12/15/2026	$ 144,000	$ 136,317
4.00%, 11/15/2025	204,000	200,144
Realty Income Corp.
3.25%, 10/15/2022	390,000	383,945
3.88%, 04/15/2025	160,000	157,750
4.65%, 03/15/2047	75,000	75,587
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	185,623
3.50%, 02/12/2025 (A)	300,000	289,300
Select Income REIT 3.60%, 02/01/2020	150,000	149,201
Senior Housing Properties Trust
3.25%, 05/01/2019	170,000	169,881
4.75%, 02/15/2028	150,000	144,918
Simon Property Group, LP 3.75%, 02/01/2024	200,000	199,337
UDR, Inc. 2.95%, 09/01/2026, MTN	72,000	66,014
Ventas Realty, LP
3.50%, 02/01/2025	54,000	51,707
3.75%, 05/01/2024	214,000	210,553
3.85%, 04/01/2027	98,000	94,043
4.13%, 01/15/2026	45,000	44,275
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	320,000	320,119
Welltower, Inc. 4.50%, 01/15/2024	73,000	74,230

		7,082,327

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd. 1.88%, 10/03/2021 (A)	241,000	228,997
CVS Pass-Through Trust 5.93%, 01/10/2034 (A)	222,504	239,333
Kroger Co. 5.40%, 07/15/2040	12,000	12,269
Sysco Corp.
3.55%, 03/15/2025	105,000	102,897
3.75%, 10/01/2025	75,000	74,003
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	98,576
4.50%, 11/18/2034	185,000	173,734

		929,809

Food Products - 0.2%
Campbell Soup Co. 3.95%, 03/15/2025	250,000	241,049
Cargill, Inc. 3.30%, 03/01/2022 (A) (F)	70,000	70,058
General Mills, Inc.
4.00%, 04/17/2025	165,000	162,497
4.20%, 04/17/2028	110,000	107,400
4.55%, 04/17/2038	45,000	42,942
Kellogg Co. 3.40%, 11/15/2027	48,000	44,868
Kraft Heinz Foods Co.
5.00%, 06/04/2042	59,000	56,328
6.88%, 01/26/2039	162,000	191,007

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
McCormick & Co., Inc.
3.15%, 08/15/2024	$ 90,000	$ 86,017
3.40%, 08/15/2027	132,000	124,800
Mead Johnson Nutrition Co. 4.60%, 06/01/2044 (F)	70,000	72,982
Tyson Foods, Inc. 3.95%, 08/15/2024	146,000	145,707

		1,345,655

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	75,695
4.15%, 01/15/2043	138,000	138,856
8.50%, 03/15/2019	35,000	36,341
Boston Gas Co. 4.49%, 02/15/2042 (A)	26,000	26,783
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (A)	150,000	149,371
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	119,329
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	59,000	58,293
KeySpan Gas East Corp. 2.74%, 08/15/2026 (A)	90,000	83,289
Korea Gas Corp. 1.88%, 07/18/2021 (A)	200,000	190,105
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	45,135
3.25%, 06/15/2026	39,000	37,014
3.50%, 09/15/2021	75,000	75,013
3.95%, 10/01/2046	59,000	54,256
4.40%, 06/01/2043	63,000	61,727
5.88%, 03/15/2041	146,000	169,636
Southwest Gas Corp. 3.80%, 09/29/2046	111,000	104,888

		1,425,731

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
2.80%, 09/15/2020	130,000	129,016
3.88%, 09/15/2025 (F)	129,000	128,586
Becton Dickinson and Co. 3.73%, 12/15/2024	19,000	18,549
Covidien International Finance SA 2.95%, 06/15/2023	85,000	83,365
Medtronic, Inc.
3.13%, 03/15/2022	90,000	89,320
4.38%, 03/15/2035	255,000	263,721
Stryker Corp. 3.50%, 03/15/2026	38,000	36,893
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	73,000	72,479

		821,929

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	75,000	71,462
4.50%, 05/15/2042	26,000	25,499
6.75%, 12/15/2037	50,000	63,249

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Anthem, Inc.
2.30%, 07/15/2018	$ 70,000	$ 69,991
3.30%, 01/15/2023	28,000	27,507
4.63%, 05/15/2042	50,000	48,467
4.65%, 01/15/2043 - 08/15/2044	184,000	178,341
CVS Health Corp.
2.75%, 12/01/2022	100,000	95,842
4.00%, 12/05/2023	223,000	223,928
4.10%, 03/25/2025	949,000	943,972
4.30%, 03/25/2028	254,000	250,548
4.78%, 03/25/2038	375,000	368,839
5.05%, 03/25/2048	209,000	212,699
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	72,091
3.50%, 06/15/2024	150,000	143,971
4.50%, 02/25/2026	285,000	282,934
4.80%, 07/15/2046	93,000	88,436
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	249,000	246,319
Magellan Health, Inc. 4.40%, 09/22/2024	333,000	325,881
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	78,399
Quest Diagnostics, Inc. 3.45%, 06/01/2026	39,000	37,090
Texas Health Resources 4.33%, 11/15/2055	250,000	257,313
UnitedHealth Group, Inc.
2.88%, 03/15/2023	50,000	48,725
4.63%, 07/15/2035	140,000	147,242

		4,308,745

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	109,421
6.30%, 10/15/2037, MTN	63,000	77,132
Starbucks Corp. 4.30%, 06/15/2045	109,000	103,734

		290,287

Household Durables - 0.0% (E)
Newell Brands, Inc. 2.60%, 03/29/2019	32,000	31,887

Household Products - 0.0% (E)
Kimberly-Clark Corp. 2.40%, 03/01/2022 (F)	20,000	19,438
Procter & Gamble Co. 2.70%, 02/02/2026	200,000	189,915

		209,353

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC 6.25%, 10/01/2039	150,000	158,792

Industrial Conglomerates - 0.0% (E)
Roper Technologies, Inc. 3.00%, 12/15/2020	42,000	41,697

Insurance - 1.3%
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	200,000	258,525

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Allstate Corp.
3.15%, 06/15/2023	$ 41,000	$ 40,592
5.35%, 06/01/2033	50,000	56,136
American International Group, Inc.
3.75%, 07/10/2025	81,000	78,240
3.88%, 01/15/2035	211,000	187,710
4.13%, 02/15/2024	71,000	71,327
4.20%, 04/01/2028	55,000	53,810
4.70%, 07/10/2035	100,000	97,282
Aon Corp. 6.25%, 09/30/2040	18,000	21,590
Aon PLC 3.50%, 06/14/2024	100,000	97,273
Assurant, Inc. 4.20%, 09/27/2023	225,000	224,858
Athene Global Funding
2.75%, 04/20/2020 (A)	246,000	243,015
4.00%, 01/25/2022 (A)	191,000	192,369
Athene Holding, Ltd. 4.13%, 01/12/2028	250,000	230,540
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	83,611
4.40%, 05/15/2042	221,000	225,833
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	50,000	48,479
CNA Financial Corp.
3.45%, 08/15/2027	150,000	139,491
3.95%, 05/15/2024	26,000	25,996
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026, 4.00% (D), 07/24/2026 (A) (I)	207,000	193,027
Great-West Lifeco Finance Delaware, LP 4.15%, 06/03/2047 (A)	200,000	187,856
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	42,000	40,943
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	200,000	188,471
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	231,997
3.25%, 01/30/2024 (A)	58,000	56,860
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (A)	47,000	48,803
6.50%, 03/15/2035 (A)	230,000	274,698
Lincoln National Corp.
4.00%, 09/01/2023	150,000	151,231
6.15%, 04/07/2036	8,000	9,174
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	256,061
Marsh & McLennan Cos., Inc.
2.75%, 01/30/2022	24,000	23,461
3.30%, 03/14/2023	17,000	16,804
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	29,940
7.63%, 11/15/2023 (A)	250,000	286,762
MassMutual Global Funding II 2.50%, 10/17/2022 (A) (F)	100,000	96,658
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	328,407

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I (continued)
3.88%, 04/11/2022 (A)	$ 200,000	$ 202,957
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 (A)	245,000	383,624
New York Life Global Funding 3.00%, 01/10/2028 (A)	162,000	151,957
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	200,000	201,768
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	112,585
Principal Life Global Funding II 2.38%, 11/21/2021 (A)	300,000	290,333
Progressive Corp. Fixed until 03/15/2023, 5.38% (D), 03/15/2023 (I)	140,000	139,300
Prudential Financial, Inc. 3.91%, 12/07/2047	126,000	113,340
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	450,000	560,879
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	100,000	98,951
3.05%, 01/20/2021 (A)	101,000	99,828
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	95,633
4.90%, 09/15/2044 (A)	100,000	105,268

		7,354,253

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	189,817
3.88%, 08/22/2037	230,000	224,506
4.25%, 08/22/2057	300,000	295,810

		710,133

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 4.80%, 12/05/2034	157,000	172,015
Booking Holdings, Inc. 2.75%, 03/15/2023	143,000	137,965

		309,980

Internet Software & Services - 0.1%
Tencent Holdings, Ltd. 3.60%, 01/19/2028 (A)	330,000	312,187

IT Services - 0.1%
DXC Technology Co. 4.25%, 04/15/2024	86,000	85,906
IBM Credit LLC
2.65%, 02/05/2021	200,000	198,105
3.00%, 02/06/2023 (F)	300,000	293,367
Western Union Co. 3.60%, 03/15/2022	200,000	198,626

		776,004

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	71,134
3.00%, 04/15/2023	57,000	55,421
4.15%, 02/01/2024	34,000	34,510

		161,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	$ 118,000	$ 113,320
2.85%, 06/01/2022, MTN	46,000	45,186
3.25%, 12/01/2024, MTN	130,000	127,817
Caterpillar, Inc. 2.60%, 06/26/2022	35,000	34,045
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	101,468
4.88%, 09/15/2041	280,000	314,173
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	80,000	79,324
Nvent Finance Sarl 4.55%, 04/15/2028 (A)	187,000	183,479
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	57,096
4.45%, 11/21/2044, MTN	85,000	88,705
Xylem, Inc. 3.25%, 11/01/2026	33,000	31,022

		1,175,635

Media - 0.9%
21st Century Fox America, Inc.
6.15%, 02/15/2041	150,000	179,246
6.55%, 03/15/2033	100,000	119,387
6.65%, 11/15/2037	50,000	62,063
7.30%, 04/30/2028	50,000	60,458
8.88%, 04/26/2023	80,000	96,359
9.50%, 07/15/2024	70,000	90,100
CBS Corp.
3.70%, 08/15/2024	287,000	279,160
4.00%, 01/15/2026	83,000	80,493
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	517,000	522,110
5.38%, 04/01/2038	105,000	99,188
6.38%, 10/23/2035	92,000	96,141
6.83%, 10/23/2055	125,000	134,013
Comcast Corp.
3.20%, 07/15/2036	200,000	166,390
4.00%, 11/01/2049	150,000	131,842
4.20%, 08/15/2034	267,000	254,967
4.25%, 01/15/2033	173,000	168,943
6.50%, 11/15/2035	486,000	577,820
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	53,425
4.80%, 02/01/2035 (A)	350,000	322,298
Discovery Communications LLC
4.38%, 06/15/2021	80,000	81,774
6.35%, 06/01/2040	200,000	217,432
NBCUniversal Media LLC 4.38%, 04/01/2021	50,000	51,296
SES SA 3.60%, 04/04/2023 (A)	100,000	97,130
Time Warner Cable LLC
6.75%, 07/01/2018	60,000	60,000
7.30%, 07/01/2038	100,000	113,351
8.75%, 02/14/2019	50,000	51,668
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	225,000	277,793

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
Viacom, Inc.
3.88%, 04/01/2024 (F)	$ 128,000	$ 123,840
4.38%, 03/15/2043	93,000	78,031
6.88%, 04/30/2036	150,000	162,077
Warner Media LLC
3.55%, 06/01/2024	425,000	409,804
3.60%, 07/15/2025	260,000	247,213

		5,465,812

Metals & Mining - 0.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (A)	200,000	186,204
Barrick Gold Corp. 6.45%, 10/15/2035	40,000	47,622
BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043	50,000	56,101
Nucor Corp. 6.40%, 12/01/2037	210,000	264,178
Vale Canada, Ltd. 7.20%, 09/15/2032	220,000	238,700
Vale Overseas, Ltd. 6.25%, 08/10/2026	40,000	43,320

		836,125

Multi-Utilities - 0.5%
Black Hills Corp. 2.50%, 01/11/2019	270,000	269,356
CMS Energy Corp.
2.95%, 02/15/2027	97,000	88,749
3.00%, 05/15/2026	73,000	68,221
3.88%, 03/01/2024	100,000	100,293
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,709
3.25%, 08/15/2046	48,000	41,986
6.13%, 03/15/2019	100,000	102,143
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,295
4.15%, 05/15/2045	150,000	149,206
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	59,074
2.75%, 01/15/2022	93,000	90,191
2.85%, 08/15/2026	61,000	55,237
5.25%, 08/01/2033	100,000	106,716
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,484
3.70%, 03/15/2045	123,000	115,520
NiSource, Inc.
5.80%, 02/01/2042	118,000	135,745
6.25%, 12/15/2040	260,000	308,167
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	48,071
5.80%, 08/01/2018	20,000	20,050
6.50%, 08/01/2038	45,000	59,745
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,886
6.63%, 11/15/2037	150,000	191,980
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,162
6.00%, 06/01/2026	50,000	56,628

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy
2.88%, 10/01/2022	$ 70,000	$ 67,824
3.55%, 06/15/2024	165,000	161,594
4.05%, 12/01/2023	72,000	72,911
9.80%, 02/15/2019	50,000	52,027
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	141,406

		2,721,376

Multiline Retail - 0.0% (E)
Dollar General Corp. 4.13%, 05/01/2028	85,000	83,342
Nordstrom, Inc. 4.00%, 10/15/2021	35,000	35,278

		118,620

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	123,869
Anadarko Petroleum Corp. 8.70%, 03/15/2019	80,000	83,110
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	107,000	102,495
Apache Corp.
2.63%, 01/15/2023	100,000	94,911
3.25%, 04/15/2022	14,000	13,762
4.75%, 04/15/2043	57,000	54,173
6.00%, 01/15/2037	100,000	109,031
APT Pipelines, Ltd. 4.25%, 07/15/2027 (A)	191,000	187,182
BP Capital Markets PLC
3.54%, 11/04/2024	300,000	297,686
3.81%, 02/10/2024	116,000	117,184
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	20,868
4.88%, 02/01/2021	300,000	305,251
5.85%, 11/15/2043	100,000	96,377
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	99,113
5.85%, 02/01/2035	70,000	77,800
6.45%, 06/30/2033	264,000	309,204
7.20%, 01/15/2032	20,000	24,666
Cenovus Energy, Inc. 6.75%, 11/15/2039	219,000	240,497
Chevron Corp.
1.79%, 11/16/2018	151,000	150,658
2.36%, 12/05/2022	60,000	57,362
2.57%, 05/16/2023	400,000	385,502
2.90%, 03/03/2024	54,000	52,527
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	230,000	227,013
CNOOC Finance USA LLC 3.50%, 05/05/2025	235,000	226,456
Ecopetrol SA
4.13%, 01/16/2025 (F)	100,000	97,000
5.38%, 06/26/2026	116,000	119,016
5.88%, 09/18/2023	71,000	75,260

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners, LP 4.95%, 05/15/2028	$ 80,000	$ 77,771
Enbridge, Inc.
3.70%, 07/15/2027	65,000	61,595
4.50%, 06/10/2044	100,000	91,651
Fixed until 03/01/2028, 6.25% (D), 03/01/2078	150,000	141,104
Encana Corp.
6.50%, 05/15/2019	40,000	41,114
7.20%, 11/01/2031	110,000	132,711
8.13%, 09/15/2030	100,000	127,727
Energy Transfer Partners, LP
3.60%, 02/01/2023	94,000	91,835
4.05%, 03/15/2025	123,000	118,844
4.75%, 01/15/2026	87,000	86,260
4.90%, 02/01/2024	199,000	202,124
6.05%, 06/01/2041	225,000	224,706
6.50%, 02/01/2042	39,000	40,182
Eni SpA 5.70%, 10/01/2040 (A)	125,000	135,509
Eni USA, Inc. 7.30%, 11/15/2027	70,000	84,356
EnLink Midstream Partners, LP 2.70%, 04/01/2019	131,000	129,723
Enterprise Products Operating LLC
3.75%, 02/15/2025	110,000	108,927
3.90%, 02/15/2024	158,000	158,211
4.85%, 03/15/2044	36,000	35,837
4.95%, 10/15/2054	46,000	44,968
5.10%, 02/15/2045	39,000	40,151
5.75%, 03/01/2035	200,000	215,331
5.95%, 02/01/2041	36,000	40,581
6.65%, 10/15/2034	100,000	120,948
7.55%, 04/15/2038	300,000	392,538
EOG Resources, Inc. 2.63%, 03/15/2023	36,000	34,559
EQT Corp. 3.90%, 10/01/2027	116,000	108,178
Equinor ASA
2.65%, 01/15/2024 (F)	214,000	205,209
3.25%, 11/10/2024	107,000	105,357
Kerr-McGee Corp. 7.88%, 09/15/2031	100,000	126,814
Kinder Morgan, Inc. 4.30%, 03/01/2028	375,000	364,309
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	65,488
4.20%, 12/01/2042	73,000	65,581
4.25%, 02/01/2021	167,000	170,330
Marathon Petroleum Corp. 3.63%, 09/15/2024	145,000	141,613
MPLX, LP
4.00%, 03/15/2028	104,000	98,912
4.88%, 12/01/2024	140,000	144,335
5.20%, 03/01/2047	54,000	53,656
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	118,316
6.00%, 03/01/2041	200,000	219,974

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
3.00%, 02/15/2027 (F)	$ 78,000	$ 73,674
4.63%, 06/15/2045	39,000	40,783
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,062
3.38%, 10/01/2022	30,000	29,593
4.90%, 03/15/2025	200,000	206,504
5.00%, 09/15/2023	65,000	67,530
6.65%, 10/01/2036	210,000	244,691
Petro-Canada
6.80%, 05/15/2038	50,000	63,727
7.88%, 06/15/2026	168,000	205,520
Petroleos Mexicanos
4.63%, 09/21/2023	208,000	205,088
4.88%, 01/18/2024	44,000	43,435
5.35%, 02/12/2028 (A)	99,000	93,733
6.35%, 02/12/2048 (A)	153,000	138,083
6.38%, 02/04/2021 - 01/23/2045	218,000	215,506
6.50%, 03/13/2027	559,000	573,210
6.75%, 09/21/2047	201,000	189,523
6.88%, 08/04/2026	357,000	375,207
Phillips 66
3.90%, 03/15/2028	140,000	136,637
4.30%, 04/01/2022	17,000	17,509
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	31,794
4.90%, 10/01/2046	72,000	69,013
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	236,762
4.30%, 01/31/2043	100,000	82,609
4.65%, 10/15/2025	50,000	49,827
Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (A)	200,000	193,537
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (A)	208,000	213,012
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	71,659
8.00%, 03/01/2032	56,000	72,411
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	80,019
3.50%, 03/15/2025	125,000	119,216
5.95%, 09/25/2043	63,000	69,228
Suncor Energy, Inc. 5.95%, 12/01/2034	140,000	162,789
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	46,555
4.95%, 01/15/2043	198,000	172,222
5.30%, 04/01/2044	50,000	45,322
5.35%, 05/15/2045	133,000	121,073
5.50%, 02/15/2020	180,000	185,400
5.95%, 12/01/2025	100,000	106,526
6.10%, 02/15/2042	150,000	150,638
TC PipeLines, LP 3.90%, 05/25/2027	70,000	65,816
Total Capital International SA
2.75%, 06/19/2021	250,000	248,128
3.75%, 04/10/2024	29,000	29,235

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	$ 162,000	$ 169,413
6.20%, 10/15/2037	100,000	114,324
Valero Energy Corp. 7.50%, 04/15/2032	65,000	83,140
Western Gas Partners, LP
4.00%, 07/01/2022	69,000	68,192
5.45%, 04/01/2044	168,000	158,403
Williams Partners, LP
3.90%, 01/15/2025	68,000	66,336
4.85%, 03/01/2048	133,000	126,711

		15,149,633

Personal Products - 0.0% (E)
Unilever Capital Corp. 3.38%, 03/22/2025 (F)	100,000	99,363

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	136,774
3.85%, 06/15/2024	302,000	296,564
Allergan, Inc. 3.38%, 09/15/2020	67,000	67,117
Baxalta, Inc.
3.60%, 06/23/2022	67,000	66,311
5.25%, 06/23/2045	28,000	28,891
Bayer US Finance LLC 3.38%, 10/08/2024 (A)	200,000	192,728
Johnson & Johnson
3.40%, 01/15/2038	247,000	233,290
4.38%, 12/05/2033	46,000	49,296
Merck & Co., Inc. 3.70%, 02/10/2045	20,000	19,014
Mylan NV
2.50%, 06/07/2019	89,000	88,595
3.95%, 06/15/2026	70,000	66,850
Mylan, Inc. 5.40%, 11/29/2043	50,000	49,444
Pfizer, Inc. 1.45%, 06/03/2019 (F)	159,000	157,404
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	201,046
2.88%, 09/23/2023	111,000	104,428
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	145,000	141,553
2.80%, 07/21/2023	332,000	286,765

		2,186,070

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.88%, 03/20/2027 (A)	325,000	321,051

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	49,058
3.05%, 03/15/2022	87,000	86,149
3.45%, 09/15/2021	22,000	22,162
3.75%, 04/01/2024	124,000	125,252
4.38%, 09/01/2042	88,000	88,763

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
5.15%, 09/01/2043	$ 154,000	$ 170,683
6.15%, 05/01/2037	70,000	86,255
6.70%, 08/01/2028	50,000	60,727
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	198,023
6.13%, 09/15/2115	57,000	68,480
7.13%, 10/15/2031	50,000	63,386
CSX Corp.
3.95%, 05/01/2050	42,000	37,067
4.75%, 05/30/2042	16,000	16,288
5.50%, 04/15/2041	37,000	41,124
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	32,552
4.05%, 08/15/2052	150,000	136,797
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	111,666
2.65%, 03/02/2020, MTN	79,000	78,341
Union Pacific Corp. 4.10%, 09/15/2067	80,000	70,190
Union Pacific Railroad Co. Pass-Through Trust 4.70%, 01/02/2024	32,664	33,621

		1,576,584

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	70,878
4.50%, 12/05/2036	140,000	139,522
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%, 01/15/2024	422,000	408,499
Intel Corp.
3.70%, 07/29/2025	107,000	107,699
4.00%, 12/15/2032	221,000	226,841
QUALCOMM, Inc.
2.60%, 01/30/2023	17,000	16,256
3.25%, 05/20/2027	157,000	146,090

		1,115,785

Software - 0.5%
Microsoft Corp.
1.55%, 08/08/2021	100,000	95,891
2.38%, 05/01/2023	54,000	52,174
3.30%, 02/06/2027	139,000	136,870
3.50%, 02/12/2035	185,000	179,264
3.95%, 08/08/2056	88,000	86,025
4.00%, 02/12/2055	57,000	56,550
4.10%, 02/06/2037	250,000	260,469
4.20%, 11/03/2035	103,000	108,306
4.50%, 02/06/2057	170,000	184,540
4.75%, 11/03/2055	109,000	123,918
Oracle Corp.
2.95%, 11/15/2024	500,000	482,060
3.90%, 05/15/2035	240,000	232,687
4.30%, 07/08/2034	200,000	203,873
6.13%, 07/08/2039	82,000	100,589
VMware, Inc. 2.95%, 08/21/2022	288,000	276,371

		2,579,587

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
AutoZone, Inc. 2.50%, 04/15/2021	$ 100,000	$ 97,579
Home Depot, Inc.
2.13%, 09/15/2026	104,000	92,760
2.63%, 06/01/2022	40,000	39,232
4.20%, 04/01/2043	121,000	121,397
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	73,191
3.38%, 09/15/2025	119,000	116,525
4.65%, 04/15/2042	54,000	56,332
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	124,000	117,159

		714,175

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	259,000	237,721
2.85%, 05/11/2024	199,000	192,664
2.90%, 09/12/2027	274,000	257,215
3.00%, 02/09/2024 - 06/20/2027	604,000	585,067
3.20%, 05/13/2025 - 05/11/2027	335,000	325,587
3.35%, 02/09/2027	276,000	269,513
3.45%, 05/06/2024 - 02/09/2045	205,000	191,708
3.75%, 09/12/2047	350,000	328,026
3.85%, 08/04/2046	181,000	170,719
4.50%, 02/23/2036	85,000	91,214
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	390,000	409,653
Dell, Inc. 7.10%, 04/15/2028	25,000	26,812
Hewlett Packard Enterprise Co. 2.85%, 10/05/2018	27,000	27,039

		3,112,938

Tobacco - 0.0% (E)
BAT Capital Corp. 4.39%, 08/15/2037 (A)	68,000	63,794

Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.25%, 03/01/2025	194,000	179,996
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	212,101
8.63%, 01/15/2022	200,000	229,453

		621,550

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	94,965
3.38%, 02/01/2022 (A)	277,000	273,025

		367,990

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	183,000	180,509
4.00%, 12/01/2046	86,000	83,712

		264,221

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 6.13%, 03/30/2040	100,000	117,091

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	$ 125,000	$ 122,644
Rogers Communications, Inc. 8.75%, 05/01/2032	50,000	67,870
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (A)	351,000	347,051
Vodafone Group PLC
4.13%, 05/30/2025	170,000	169,354
5.00%, 05/30/2038	307,000	302,729
5.25%, 05/30/2048	172,000	171,524

		1,298,263

Total Corporate Debt Securities (Cost $145,486,682)		142,031,795

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	199,800
5.00%, 06/15/2045	200,000	196,750
7.38%, 09/18/2037	100,000	124,500

		521,050

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	126,267
Series 2007-Z, Zero Coupon, 08/15/2025	1,000,000	796,757
Israel Government AID Bond, Principal Only STRIPS
Series 2, 11/01/2024	3,480,000	2,863,122
Series 2004-Z, 08/15/2023	1,000,000	862,402

		4,648,548

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	198,555
4.13%, 01/21/2026 (F)	200,000	198,400
4.35%, 01/15/2047	104,000	92,924
5.55%, 01/21/2045	448,000	468,160
4.75%, 03/08/2044, MTN	60,000	55,674

		1,013,713

Panama - 0.0% (E)
Panama Government International Bond 4.50%, 04/16/2050	200,000	192,500

Peru - 0.0% (E)
Peru Government International Bond 5.63%, 11/18/2050	36,000	41,805

Supranational - 0.1%
African Development Bank 8.80%, 09/01/2019	225,000	239,487

Total Foreign Government Obligations (Cost $6,834,140)		6,657,103

MORTGAGE-BACKED SECURITIES - 4.3%
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13% (D), 10/25/2056 (A)	241,319	239,836

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	$ 240,418	$ 246,472
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	174,810	168,546
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	59,347	56,203
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 2.66% (D), 07/25/2035	300,877	25,649
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 2.98% (D), 06/25/2035	597,244	54,598
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 3.01% (D), 02/25/2035	94,195	2,199
Americold LLC Series 2010-ARTA, Class A2FL, 1-Month LIBOR + 1.50%, 3.56% (D), 01/14/2029 (A)	116,636	116,585
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	98,299
Series 2014-520M, Class C,
4.35% (D), 08/15/2046 (A)	200,000	185,644
BAMLL Re-REMIC Trust Series 2015-FR11, Class A705, 1.63% (D), 09/27/2044 (A)	846,000	838,408
Banc of America Funding Trust Series 2005-E, Class 4A1, 3.68% (D), 03/20/2035	53,891	54,582
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	20,796	17,482
Series 2005-7, Class 30, 11/25/2035	23,162	19,237
Series 2005-8, Class 30, 01/25/2036	6,547	4,939
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 4.05% (D), 11/25/2033	84,198	84,870
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	541,113
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	65,546
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
3.59% (D), 07/26/2045 (A)	62,889	62,222
Series 2012-RR10, Class 1A1,
2.19% (D), 02/26/2037 (A)	6,788	6,788
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1-Month LIBOR + 0.64%, 2.73% (D), 07/25/2034	171,651	171,348
Bear Stearns ARM Trust Series 2006-1, Class A1, 1-Year CMT + 2.25%, 3.67% (D), 02/25/2036	66,638	67,045

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR9, Class C, 5.06% (D), 09/11/2042	$ 139,923	$ 139,923
CD Mortgage Trust Series 2006-CD3, Class AM, 5.65%, 10/15/2048	284,065	293,709
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.88% (D), 02/25/2037	84,821	84,700
Series 2007-A2, Class 2A1,
3.62% (D), 07/25/2037	37,774	38,453
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	62,158	63,310
Series 2004-3, Class A4,
5.75%, 04/25/2034	37,295	38,260
Series 2004-7, Class 2A1,
3.95% (D), 06/25/2034	21,979	22,561
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	1,826	1,837
Series 2004-HYB1, Class 2A,
3.50% (D), 05/20/2034	18,218	18,353
Series 2005-22, Class 2A1,
3.45% (D), 11/25/2035	113,403	101,165
Citigroup Mortgage Loan Trust Series 2003-1, Class 2A5, 5.25%, 10/25/2033	19,234	19,503
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (D), 04/12/2035 (A)	125,000	122,018
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.85% (D), 08/13/2027 (A)	198,000	197,875
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.90% (D), 02/13/2032 (A)	2,015,000	2,014,365
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 3.65% (D), 02/13/2032 (A)	500,000	500,405
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	425,323
Series 2018-HOME, Class A,
3.82% (D), 04/10/2033 (A)	1,160,000	1,166,690
Commercial Mortgage Trust Series 2006-GG7, Class AM, 5.95% (D), 07/10/2038	16,490	16,493
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	25,337	26,021
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	4,146	4,164
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	34,882	35,289
Federal Home Loan Mortgage Corp.
3.21% (D), 04/25/2028	465,000	456,469
3.85% (D), 05/25/2028	1,340,000	1,377,260

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K070, Class A2,
3.30% (D), 11/25/2027	$ 553,000	$ 546,622
GMAC Commercial Mortgage Securities, Inc. Trust Series 2004-C3, Class B, 4.97%, 12/10/2041	24,441	24,469
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (A)	123,848	123,293
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	750,000	755,819
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56% (D), 08/10/2044 (A)	200,000	194,657
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.44% (D), 03/25/2035 (A)	157,978	147,700
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.44% (D), 09/25/2035 (A)	96,624	86,812
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	55,625	57,148
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	28,709	29,544
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	55,068	58,043
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	73,437	63,006
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (D), 08/25/2022 (A)	1,135,000	1,129,212
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.44% (D), 05/25/2036	101,187	100,114
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.44% (D), 08/25/2036	19,321	18,957
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	765,000	766,525
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-CBX, Class B, 5.02% (D), 01/12/2037	212,157	214,766
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.29% (D), 05/15/2045	92,579	145
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 3.62% (D), 11/25/2033	33,500	34,183
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	153,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2, 6.32% (D), 04/15/2041	$ 21	$ 21
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.81% (D), 04/21/2034	41,477	42,558
Series 2004-13, Class 3A7,
3.91% (D), 11/21/2034	23,178	23,796
Series 2004-3, Class 4A2,
3.36% (D), 04/25/2034	25,098	23,452
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	5,128	5,137
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	3,004	3,004
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, 05/28/2035 (A)	16,236	13,096
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.71% (D), 10/25/2028	311,694	309,457
Series 2004-1, Class 2A1,
3.57% (D), 12/25/2034	70,528	71,068
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.55% (D), 04/25/2029	210,469	207,572
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	350,000	353,456
Morgan Stanley Capital I Trust Series 2011-C3, Class A3, 4.05%, 07/15/2049	79,069	79,827
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (A)	23,112	23,003
Series 2012-XA, Class B,
0.25%, 07/27/2049 (A)	50,906	47,855
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,498	9,656
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,351
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	177,112	41,487
RAIT Trust Series 2015-FL5, Class B, 1-Month LIBOR + 3.90%, 5.95% (D), 01/15/2031 (A)	295,000	295,024
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 12.25% (D), 10/25/2017	281	291
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	7,669	7,661

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	$ 160,000	$ 157,275
Resource Capital Corp., Ltd. Series 2015-CRE4, Class B, 1-Month LIBOR + 3.00%, 5.07% (D), 08/15/2032 (A)	30,189	29,887
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.84% (D), 04/20/2033	132,777	130,423
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.68% (D), 12/20/2034	103,484	101,958
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.78% (D), 09/20/2034	249,044	239,334
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.76% (D), 10/20/2034	193,522	189,205
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 3.76% (D), 02/25/2034	260,241	262,137
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.78% (D), 01/19/2034	298,908	291,919
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 2.78% (D), 03/19/2034	273,170	269,787
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.74% (D), 10/19/2034	45,420	43,467
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.33% (D), 07/19/2035	130,850	127,245
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	55,875	56,851
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.06% (D), 12/25/2044	95,508	96,129
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class C, 5.48% (D), 08/15/2039	240,000	240,242
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	231,000	229,439
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	130,768
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	284,162
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.49% (D), 05/10/2063 (A)	761,311	33,003

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
V.M. Jog Engineering, Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2020	$ 1,200,000	$ 1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	536,561
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	404,298
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.10% (D), 03/15/2045 (A)	591,469	3
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
3.37% (D), 10/25/2033	92,265	93,512
Series 2003-AR6, Class A1,
4.21% (D), 06/25/2033	25,760	26,022
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	47,623	49,051
Series 2003-S9, Class A8,
5.25%, 10/25/2033	48,485	49,511
Series 2004-AR3, Class A2,
3.95% (D), 06/25/2034	16,919	17,254
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	145,002	139,933
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 2.96% (D), 04/25/2035	471,238	40,761
Series 2005-3, Class CX,
5.50%, 05/25/2035	163,524	30,907
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, 03/25/2033	2,198	1,928
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (D), 03/18/2028 (A)	400,000	396,181
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	758,922	758,412
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,045,427
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
3.60% (D), 06/25/2033	81,646	82,668
Series 2003-K, Class 1A1,
3.57% (D), 11/25/2033	12,118	12,304
Series 2004-EE, Class 3A1,
4.16% (D), 12/25/2034	76,817	79,788
Series 2004-I, Class 1A1,
3.75% (D), 07/25/2034	75,917	77,702

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-P, Class 2A1,
3.64% (D), 09/25/2034	$ 84,441	$ 86,728
Series 2004-V, Class 1A1,
4.16% (D), 10/25/2034	24,068	24,463
Series 2005-AR16, Class 2A1,
3.81% (D), 02/25/2034	67,650	69,343
Series 2005-AR3, Class 1A1,
4.23% (D), 03/25/2035	278,902	287,002
Series 2005-AR8, Class 2A1,
3.91% (D), 06/25/2035	19,906	20,397

Total Mortgage-Backed Securities (Cost $24,713,119)		24,807,321

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	65,000	82,891

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	238,966
5.65%, 11/01/2040	155,000	192,001

		430,967

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	107,659
4.80%, 06/01/2111	130,000	141,665
		249,324

Total Municipal Government Obligations (Cost $708,477)		763,182

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.7%
Federal Home Loan Banks 5.50%, 07/15/2036	150,000	195,736
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.62% (D), 07/15/2042 - 03/15/2044	1,793,000	1,816,848
3.00%, 08/15/2042 - 01/15/2044	3,119,602	3,035,621
12-Month LIBOR + 1.69%, 3.44% (D), 12/01/2036	4,396	4,595
12-Month LIBOR + 1.67%, 3.45% (D), 11/01/2036	27,910	29,133
3.50%, 01/01/2032 - 06/01/2043	2,796,643	2,799,083
6-Month LIBOR + 1.68%, 3.51% (D), 08/01/2036	28,049	29,087
6-Month LIBOR + 1.74%, 3.52% (D), 07/01/2036	41,146	42,905
1-Year CMT + 2.25%, 3.53% (D), 02/01/2036	95,702	100,988
1-Year CMT + 2.36%, 3.61% (D), 10/01/2036	31,997	33,762
6-Month LIBOR + 1.92%, 3.68% (D), 03/01/2037	32,006	33,581
1-Year CMT + 2.25%, 3.70% (D), 01/01/2035	28,967	30,473

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.37%, 3.72% (D), 09/01/2034	$ 46,829	$ 49,484
6-Month LIBOR + 2.11%, 3.80% (D), 02/01/2037	56,161	59,173
6-Month LIBOR + 1.79%, 3.87% (D), 10/01/2036	27,351	28,533
4.00%, 06/01/2042 - 01/01/2046	2,712,420	2,790,172
1-Year CMT + 2.25%, 4.12% (D), 05/01/2036	25,884	27,326
12-Month LIBOR + 1.94%, 4.26% (D), 06/01/2036	108,378	114,403
4.50%, 05/01/2041	275,615	289,822
5.50%, 06/01/2020 - 08/01/2038	34,765	37,605
6.00%, 10/01/2019 - 12/01/2034	126,000	132,320
6.50%, 09/01/2019 - 11/01/2036	26,101	28,991
7.00%, 01/01/2031	75,376	82,822
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,443,151
2.36%, 08/25/2022	851,870	834,584
2.60%, 09/25/2020	53,113	52,726
2.62%, 01/25/2023	1,250,000	1,226,308
1-Month LIBOR + 0.70%, 2.70% (D), 09/25/2022	386,812	387,783
2.72%, 07/25/2026	896,000	859,547
2.77%, 05/25/2025	750,000	728,570
2.81%, 09/25/2024	591,000	577,355
2.84%, 09/25/2022	574,000	567,921
2.93%, 01/25/2023	693,000	687,355
3.04%, 07/25/2024	2,500,000	2,477,318
3.08%, 01/25/2031	1,179,000	1,118,090
3.39%, 03/25/2024	857,000	868,089
3.49%, 01/25/2024	1,300,000	1,323,241
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.31% (D), 07/15/2037	265,637	266,078
1-Month LIBOR + 0.35%, 2.42% (D), 06/15/2043	1,090,931	1,088,410
1-Month LIBOR + 0.40%, 2.47% (D), 10/15/2041	357,008	358,954
1-Month LIBOR + 0.44%, 2.51% (D), 02/15/2037	9,514	9,530
1-Month LIBOR + 0.45%, 2.52% (D), 03/15/2039 - 08/15/2039	244,331	244,933
1-Month LIBOR + 0.55%, 2.62% (D), 08/15/2037	544,777	548,149
1-Month LIBOR + 0.68%, 2.75% (D), 11/15/2037	301,431	305,573
4.00%, 12/15/2041	364,451	377,025
4.50%, 02/15/2020	1,265	1,264
5.00%, 12/15/2022 - 05/15/2041	644,858	685,381
5.50%, 12/15/2022 - 05/15/2038	612,667	660,971
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	93,644	94,416
6.00%, 05/15/2027 - 09/15/2036	1,144,725	1,244,559
6.38%, 03/15/2032	93,404	103,698
6.40%, 11/15/2023	24,796	25,836

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
6.50%, 08/15/2031 - 07/15/2036	$ 495,314	$ 552,462
7.00%, 03/15/2024 - 05/15/2032	799,693	885,886
7.25%, 09/15/2030 - 12/15/2030	208,819	235,960
7.50%, 02/15/2023 - 08/15/2030	88,245	95,742
(1.25) * 1-Month LIBOR + 10.13%, 7.53% (D), 07/15/2032	50,516	55,922
8.00%, 01/15/2030	154,811	178,190
8.50%, 09/15/2020	149	151
(2.00) * 1-Month LIBOR + 13.29%, 9.14% (D), 07/15/2033	34,832	38,876
(3.33) * 1-Month LIBOR + 17.50%, 10.59% (D), 02/15/2040	87,974	102,250
(1.83) * 1-Month LIBOR + 14.76%, 10.96% (D), 09/15/2033	7,766	9,172
(3.67) * 1-Month LIBOR + 24.49%, 16.89% (D), 06/15/2034	40,946	46,972
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.42% (D), 01/15/2040	144,751	5,987
(1.00) * 1-Month LIBOR + 6.00%, 3.93% (D), 11/15/2037 - 02/15/2039	120,509	14,400
(1.00) * 1-Month LIBOR + 6.20%, 4.13% (D), 06/15/2038	249,694	33,264
(1.00) * 1-Month LIBOR + 6.37%, 4.30% (D), 10/15/2037	490,244	68,143
(1.00) * 1-Month LIBOR + 6.42%, 4.35% (D), 11/15/2037	60,712	5,694
4.50%, 07/15/2037	8,503	53
(1.00) * 1-Month LIBOR + 6.80%, 4.73% (D), 04/15/2038	43,686	5,238
(1.00) * 1-Month LIBOR + 7.10%, 5.03% (D), 07/15/2036	14,303	973
(1.00) * 1-Month LIBOR + 8.00%, 5.93% (D), 03/15/2032	31,601	5,176
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 03/15/2019 - 01/15/2040	243,592	212,107
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.66% (D), 10/25/2044	204,813	204,599
5.57% (D), 07/25/2032	154,523	161,640
6.50%, 02/25/2043	145,433	164,518
7.00%, 02/25/2043	44,428	51,743
7.50% (D), 08/25/2042	65,657	76,780
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	47,572	10,206
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	653,501
1.94%, 07/01/2019	926,665	917,681
2.03%, 03/25/2019 - 08/01/2019	613,911	611,635
1-Month LIBOR + 0.35%, 2.26% (D), 01/01/2023	887,633	887,393
1-Month LIBOR + 0.35%, 2.31% (D), 09/25/2042	528,109	525,335
2.34%, 01/01/2023	916,974	891,389

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Month LIBOR + 0.26%, 2.35% (D), 11/25/2046	$ 156,154	$ 156,405
2.38%, 12/01/2022 - 10/01/2026	1,933,321	1,841,600
2.39% (D), 01/25/2023	826,514	804,936
1-Month LIBOR + 0.48%, 2.39% (D), 09/01/2024	926,094	921,797
2.40%, 02/01/2023	993,945	969,873
1-Month LIBOR + 0.50%, 2.45% (D), 08/25/2019	49,354	49,321
2.46%, 02/01/2023	878,898	858,627
2.49%, 05/25/2026	1,000,000	939,722
2.51%, 06/01/2023	902,987	881,435
2.52%, 05/01/2023	1,000,000	975,387
2.57%, 08/01/2028	2,850,000	2,641,800
2.61% (D), 10/25/2021	921,656	912,137
1-Month LIBOR + 0.55%, 2.64% (D), 08/25/2042	473,059	477,813
2.65%, 08/01/2022	500,000	490,068
2.66%, 12/01/2022	991,265	973,123
2.67%, 07/01/2022	1,500,000	1,471,829
2.70%, 07/01/2026	1,500,000	1,429,785
2.71%, 04/01/2023	1,313,213	1,287,942
2.77%, 06/01/2023	859,496	844,840
1-Month LIBOR + 0.93%, 2.88% (D), 11/25/2022	441,504	445,927
2.90%, 06/25/2027	1,346,213	1,294,634
2.92%, 12/01/2024	1,000,000	981,984
2.97%, 06/01/2030	1,321,000	1,250,731
2.98%, 08/25/2029	733,000	693,246
3.00%, 01/01/2043	662,436	646,867
3.02% (D), 08/25/2024	636,000	627,585
3.03%, 12/01/2021	439,059	438,631
3.08%, 01/01/2028	2,000,000	1,942,349
3.09% (D), 04/25/2027	1,167,000	1,129,728
3.10%, 09/01/2025 - 01/01/2028	3,000,000	2,936,041
3.12%, 01/01/2022 - 11/01/2026	1,478,511	1,455,584
3.14% (D), 03/25/2028	546,000	528,179
3.16%, 01/01/2030	2,000,000	1,926,653
3.18% (D), 06/25/2027	1,016,000	991,254
3.19% (D), 02/25/2030	392,000	374,609
3.24%, 10/01/2026 - 12/01/2026	1,937,165	1,917,944
3.26%, 04/01/2029	2,000,000	1,951,429
3.29%, 08/01/2026	2,500,000	2,486,487
3.30%, 12/01/2026 - 03/01/2029	2,192,482	2,162,044
3.30% (D), 04/25/2029	937,000	907,045
3.33%, 05/01/2028	2,097,531	2,077,186
3.34%, 02/01/2027 - 07/01/2030	2,000,000	1,980,654
3.36%, 12/01/2027	1,058,300	1,053,406
3.38%, 12/01/2023	1,488,257	1,501,349
3.42%, 05/01/2024	600,000	603,723
3.45%, 01/01/2024	978,726	985,628
3.50%, 08/01/2032 - 01/01/2044	4,744,134	4,758,887
3.57%, 01/01/2028 (C) (J)	1,200,000	1,203,750
3.59%, 10/01/2020	92,242	93,466
3.74%, 07/01/2023	487,277	498,231
1-Year CMT + 2.25%, 3.75% (D), 01/01/2036	33,212	35,040

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.76%, 06/25/2021 - 12/01/2035	$ 2,332,671	$ 2,349,364
12-Month LIBOR + 1.79%, 3.79% (D), 01/01/2038	7,262	7,504
3.86%, 07/01/2021	886,642	906,440
3.87%, 08/01/2021	896,631	917,469
3.92%, 08/01/2021	1,392,512	1,424,639
3.94%, 07/01/2021	500,000	511,853
3.97%, 06/01/2021 - 07/01/2021	903,266	924,540
3.98%, 08/01/2021	923,606	945,927
3.99%, 07/01/2021	370,399	379,374
4.00%, 07/01/2042 - 03/01/2048	3,832,653	3,929,192
4.02%, 08/01/2021 - 11/01/2028	1,528,092	1,575,825
4.05%, 08/01/2021	748,428	768,390
4.06%, 07/01/2021 - 09/01/2021	1,413,475	1,451,401
4.16%, 03/01/2021	440,878	452,480
4.23%, 03/01/2020	816,060	831,067
4.25%, 04/01/2021	500,000	515,160
4.26%, 06/01/2021	317,610	325,879
4.38%, 04/01/2020	142,916	146,259
4.39%, 05/01/2021	233,741	240,562
4.45%, 07/01/2026	450,667	474,950
4.50%, 08/01/2018 - 03/01/2019	10,960	11,037
4.65%, 06/01/2021	901,476	934,246
5.00%, 09/01/2018 - 08/01/2040	241,859	256,122
5.50%, 07/01/2022 - 05/01/2036	228,405	241,472
6.00%, 12/01/2032 - 11/01/2037	369,674	402,753
6.50%, 08/01/2020 - 10/01/2036	61,823	68,561
8.00%, 11/01/2037	5,491	5,973
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 2.28% (D), 06/27/2036	30,557	29,988
1-Month LIBOR + 0.30%, 2.39% (D), 08/25/2041	222,486	222,486
1-Month LIBOR + 0.35%, 2.44% (D), 04/25/2035 - 08/25/2036	84,597	84,755
1-Month LIBOR + 0.40%, 2.49% (D), 10/25/2042	495,099	493,363
1-Month LIBOR + 0.50%, 2.59% (D), 05/25/2035 - 10/25/2042	1,105,601	1,114,018
3.00%, 01/25/2046	552,667	546,139
4.00%, 10/25/2025 - 04/25/2033	847,688	866,736
4.50%, 07/25/2029	1,000,000	1,042,218
(1.33) * 1-Month LIBOR + 7.47%, 4.82% (D), 08/25/2033	50,877	49,730
5.00%, 09/25/2023 - 08/25/2040	1,296,949	1,398,982
5.39% (D), 07/25/2023	79,476	84,112
5.43% (D), 12/25/2042	114,845	120,027
5.50%, 04/25/2023 - 07/25/2038	1,477,200	1,583,610
5.75%, 06/25/2033	197,161	213,944
5.96% (D), 12/25/2042	62,277	67,839
6.00%, 11/25/2032 - 11/25/2039	433,896	473,044
6.50%, 02/25/2022 - 05/25/2044	464,552	513,908
6.50% (D), 10/25/2042	23,429	26,477
7.00%, 03/25/2031 - 11/25/2041	879,829	993,585
(1.88) * 1-Month LIBOR + 11.28%, 7.35% (D), 07/25/2035	92,908	98,351

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
8.00%, 05/25/2022	$ 10,483	$ 11,126
(2.50) * 1-Month LIBOR + 13.75%, 8.79% (D), 07/25/2033	23,974	26,385
(1.67) * 1-Month LIBOR + 12.50%, 9.01% (D), 09/25/2033	10,379	11,420
(2.00) * 1-Month LIBOR + 14.00%, 9.82% (D), 03/25/2038	6,921	7,539
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	4,406	5,433
(1.83) * 1-Month LIBOR + 14.48%, 10.65% (D), 12/25/2032	6,640	7,548
(2.75) * 1-Month LIBOR + 16.50%, 10.75% (D), 05/25/2034	23,582	27,042
(2.00) * 1-Month LIBOR + 15.50%, 11.33% (D), 11/25/2031	22,611	27,937
(2.50) * 1-Month LIBOR + 17.38%, 12.15% (D), 07/25/2035	68,952	86,500
(2.75) * 1-Month LIBOR + 19.53%, 13.77% (D), 04/25/2034 - 05/25/2034	135,379	173,427
(2.75) * 1-Month LIBOR + 19.80%, 14.05% (D), 08/25/2032	8,359	8,548
(4.00) * 1-Month LIBOR + 24.00%, 15.64% (D), 05/25/2034	11,855	14,713
(3.50) * 1-Month LIBOR + 23.10%, 15.78% (D), 06/25/2035	58,618	67,656
(3.67) * 1-Month LIBOR + 24.57%, 16.90% (D), 03/25/2036	20,908	29,973
(4.00) * 1-Month LIBOR + 26.20%, 17.84% (D), 10/25/2036	7,935	11,005
(4.00) * 1-Month LIBOR + 26.56%, 18.20% (D), 12/25/2036	11,170	14,765
(3.25) * 1-Month LIBOR + 25.19%, 18.39% (D), 02/25/2032	2,733	3,719
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (D), 08/25/2042	323,030	7,723
1.19% (D), 01/25/2038	46,844	1,700
1.46% (D), 04/25/2041	107,095	5,586
(1.00) * 1-Month LIBOR + 5.85%, 3.76% (D), 09/25/2038	143,041	13,843
(1.00) * 1-Month LIBOR + 5.91%, 3.82% (D), 02/25/2038	89,676	9,982
(1.00) * 1-Month LIBOR + 6.10%, 4.01% (D), 06/25/2037	48,287	5,724
(1.00) * 1-Month LIBOR + 6.18%, 4.09% (D), 12/25/2039	15,966	1,667
(1.00) * 1-Month LIBOR + 6.20%, 4.11% (D), 03/25/2038	14,408	1,753
(1.00) * 1-Month LIBOR + 6.42%, 4.33% (D), 04/25/2040	26,395	3,383
(1.00) * 1-Month LIBOR + 6.50%, 4.41% (D), 06/25/2023	13,659	502
(1.00) * 1-Month LIBOR + 6.53%, 4.44% (D), 01/25/2041	324,762	55,343
(1.00) * 1-Month LIBOR + 6.54%, 4.45% (D), 09/25/2037	54,289	9,122
(1.00) * 1-Month LIBOR + 6.55%, 4.46% (D), 02/25/2039	38,290	5,720

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.58%, 4.49% (D), 06/25/2036	$ 35,915	$ 4,608
(1.00) * 1-Month LIBOR + 6.70%, 4.61% (D), 03/25/2036	628,621	106,249
5.00%, 03/25/2023	304	0	(K)
(1.00) * 1-Month LIBOR + 7.15%, 5.06% (D), 07/25/2037	94,417	18,215
6.50%, 05/25/2033	27,714	5,731
7.00%, 06/25/2033	36,301	8,664
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	2,053,860	1,632,150
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	57,784	51,399
05/15/2030, MTN	400,000	266,788
FREMF Mortgage Trust
3.70% (D), 11/25/2049 (A)	529,000	509,521
3.81% (D), 01/25/2048 (A)	760,000	747,031
3.97% (D), 07/25/2049 (A)	420,000	416,429
4.21% (D), 11/25/2047 (A)	490,000	490,192
Government National Mortgage Association
1.65%, 01/20/2063	1,116,587	1,098,713
2.00%, 05/16/2049	128,290	123,170
2.07% (D), 07/16/2048	47,459	45,808
1-Month LIBOR + 0.30%, 2.22% (D), 08/20/2060	19,488	19,497
1-Month LIBOR + 0.34%, 2.26% (D), 12/20/2062	278,320	278,043
1-Month LIBOR + 0.40%, 2.32% (D), 12/20/2060	705,968	706,367
1-Month LIBOR + 0.41%, 2.33% (D), 03/20/2063	676,402	677,046
1-Month LIBOR + 0.43%, 2.35% (D), 04/20/2060	132,397	132,327
1-Month LIBOR + 0.45%, 2.37% (D), 03/20/2060 - 08/20/2067	1,690,966	1,694,186
1-Month LIBOR + 0.47%, 2.39% (D), 01/20/2061 - 08/20/2065	3,325,191	3,335,857
1-Month LIBOR + 0.48%, 2.40% (D), 02/20/2065	1,183,899	1,189,228
1-Month LIBOR + 0.50%, 2.42% (D), 06/20/2064 - 07/20/2064	3,241,928	3,259,869
1-Month LIBOR + 0.52%, 2.43% (D), 10/20/2062	345,332	346,410
1-Month LIBOR + 0.52%, 2.44% (D), 09/20/2065	578,280	581,889
1-Month LIBOR + 0.55%, 2.47% (D), 07/20/2062	37,337	37,403
1-Month LIBOR + 0.58%, 2.50% (D), 09/20/2062 - 05/20/2066	1,071,632	1,074,754
2.50%, 09/16/2056	52,812	51,510
1-Month LIBOR + 0.65%, 2.57% (D), 01/20/2064 - 03/20/2064	2,468,710	2,487,553
1-Month LIBOR + 0.66%, 2.58% (D), 12/20/2065	451,523	457,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.70%, 2.62% (D), 05/20/2061	$ 48,452	$ 48,584
1-Month LIBOR + 1.00%, 2.92% (D), 12/20/2066	489,382	501,280
3.50%, 11/20/2039 - 06/20/2046	1,801,942	1,805,559
4.74% (D), 10/20/2043	889,377	943,307
5.00%, 04/16/2023	184,723	187,003
5.49% (D), 01/20/2038	394,630	429,271
5.50%, 11/20/2020 - 09/20/2039	1,500,531	1,636,229
5.56% (D), 07/20/2040	271,327	296,259
5.85% (D), 12/20/2038	115,503	127,172
6.00%, 09/20/2038 - 08/20/2039	215,598	239,531
6.50%, 10/16/2024 - 06/20/2033	1,094,954	1,220,238
7.33%, 11/20/2030	15,344	17,280
8.00%, 06/20/2030	16,619	18,987
8.50%, 02/16/2030	132,778	149,763
9.00%, 05/16/2027	9,386	9,379
(2.00) * 1-Month LIBOR + 13.40%, 9.23% (D), 10/20/2037	26,401	28,507
(2.41) * 1-Month LIBOR + 16.43%, 11.41% (D), 06/17/2035	19,349	21,652
(2.20) * 1-Month LIBOR + 16.72%, 12.13% (D), 05/18/2034	1,305	1,460
(2.75) * 1-Month LIBOR + 19.66%, 13.93% (D), 04/16/2034	39,876	52,766
(3.00) * 1-Month LIBOR + 20.21%, 13.95% (D), 09/20/2037	11,528	13,819
(3.50) * 1-Month LIBOR + 23.28%, 15.98% (D), 04/20/2037	39,850	50,987
(4.91) * 1-Month LIBOR + 29.46%, 19.23% (D), 09/20/2034	21,296	28,944
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 3.62% (D), 12/20/2038	45,121	4,106
(1.00) * 1-Month LIBOR + 5.83%, 3.75% (D), 02/20/2038	75,998	7,741
(1.00) * 1-Month LIBOR + 6.00%, 3.92% (D), 11/20/2037	68,794	8,089
(1.00) * 1-Month LIBOR + 6.08%, 4.00% (D), 06/20/2039	48,535	5,250
(1.00) * 1-Month LIBOR + 6.10%, 4.01% (D), 02/16/2039	26,648	3,227
(1.00) * 1-Month LIBOR + 6.10%, 4.02% (D), 10/20/2034	91,543	11,920
(1.00) * 1-Month LIBOR + 6.20%, 4.12% (D), 03/20/2037 - 06/20/2038	153,519	17,595
(1.00) * 1-Month LIBOR + 6.27%, 4.19% (D), 04/20/2039	61,326	6,219
(1.00) * 1-Month LIBOR + 6.30%, 4.22% (D), 09/20/2035 - 03/20/2039	194,514	22,138
(1.00) * 1-Month LIBOR + 6.40%, 4.31% (D), 05/16/2038 - 06/16/2039	212,154	23,017
(1.00) * 1-Month LIBOR + 6.47%, 4.38% (D), 06/16/2037	62,506	7,678
(1.00) * 1-Month LIBOR + 6.50%, 4.41% (D), 03/16/2034	3,787	6

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.55%, 4.47% (D), 11/20/2037 - 12/20/2037	$ 64,741	$ 8,207
(1.00) * 1-Month LIBOR + 6.75%, 4.67% (D), 07/20/2037	124,766	16,712
(1.00) * 1-Month LIBOR + 6.78%, 4.69% (D), 08/20/2037	86,255	10,671
(1.00) * 1-Month LIBOR + 6.81%, 4.72% (D), 04/16/2037	40,441	6,135
5.50%, 10/16/2037	110,494	12,731
(1.00) * 1-Month LIBOR + 7.95%, 5.86% (D), 04/16/2032	70,568	9,817
6.50%, 03/20/2039	34,167	8,996
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	183,077	161,654
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 01/15/2021	8,265,000	7,843,466
Resolution Funding Corp., Principal Only STRIPS 01/15/2026 - 10/15/2027	335,000	258,257
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	449,669
4.63%, 09/15/2060	257,000	308,191
5.88%, 04/01/2036	550,000	722,184
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 03/15/2032	1,250,000	969,989
01/15/2038	150,000	73,072
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	303,334	333,655

Total U.S. Government Agency Obligations (Cost $175,566,621)		172,147,696

U.S. GOVERNMENT OBLIGATIONS - 23.9%
U.S. Treasury - 23.7%
U.S. Treasury Bond
2.50%, 02/15/2045	1,400,000	1,276,461
2.75%, 08/15/2042 - 11/15/2042	448,000	430,972
2.88%, 05/15/2043	5,270,000	5,178,187
3.00%, 02/15/2048 (F)	240,000	240,806
3.13%, 02/15/2043 - 05/15/2048	1,564,000	1,606,500
3.63%, 08/15/2043 - 02/15/2044	1,249,000	1,392,289
3.75%, 11/15/2043	2,397,000	2,724,996
3.88%, 08/15/2040	1,020,000	1,173,797
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,697,242
4.38%, 02/15/2038 - 05/15/2041	6,258,000	7,647,143
4.50%, 02/15/2036 - 08/15/2039	5,492,000	6,810,507
5.25%, 02/15/2029	130,000	158,270
5.38%, 02/15/2031	42,400	53,573
U.S. Treasury Bond, Principal Only STRIPS
08/15/2019 - 08/15/2041	53,649,260	38,591,490
02/15/2023 - 11/15/2031 (F)	14,755,000	11,661,976

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.88%, 07/31/2019	$ 70,000	$ 68,873
1.00%, 06/30/2019 - 11/30/2019	530,000	520,164
1.13%, 07/31/2021	3,000,000	2,866,641
1.25%, 07/31/2023	3,000,000	2,787,773
1.38%, 01/31/2021 - 09/30/2023	11,180,000	10,661,911
1.50%, 08/31/2018 - 08/15/2026	3,642,000	3,495,979
1.63%, 11/30/2020 - 02/15/2026	9,409,500	9,002,539
1.75%, 09/30/2022 - 01/31/2023	2,728,000	2,618,937
1.88%, 08/31/2024	163,000	154,614
2.00%, 10/31/2021 - 11/15/2026	12,945,500	12,565,185
2.13%, 02/29/2024 - 05/15/2025	3,683,000	3,544,013
2.25%, 11/15/2024 - 02/15/2027	1,840,000	1,768,373
2.50%, 05/31/2020	369,000	368,827
2.63%, 08/15/2020 - 05/15/2021	673,000	673,719
2.75%, 05/31/2023	1,392,300	1,394,040
2.88%, 04/30/2025 - 05/15/2028	1,623,000	1,628,155
3.63%, 02/15/2021	1,000,000	1,025,508
U.S. Treasury Note, Principal Only STRIPS 11/15/2019	1,200,000	1,160,611

		136,950,071

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	231,776	291,330
2.50%, 01/15/2029	116,665	137,086
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	465,010	459,444
1.38%, 01/15/2020	350,968	354,918

		1,242,778

Total U.S. Government Obligations (Cost $138,834,544)		138,192,849

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (L)	14,983,378	$ 14,983,378

Total Securities Lending Collateral (Cost $14,983,378)		14,983,378

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.90% (L), dated 06/29/2018, to be repurchased at $10,927,887 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $11,146,566.	$ 10,927,067	10,927,067

Total Repurchase Agreement (Cost $10,927,067)		10,927,067

Total Investments (Cost $602,667,228)		594,615,448

Net Other Assets (Liabilities) - (2.7)%		(15,831,799)

Net Assets - 100.0%		$ 578,783,649

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$84,105,057	$—	$84,105,057
Corporate Debt Securities	—	142,013,947	17,848	142,031,795
Foreign Government Obligations	—	6,657,103	—	6,657,103
Mortgage-Backed Securities	—	24,807,321	—	24,807,321
Municipal Government Obligations	—	763,182	—	763,182
U.S. Government Agency Obligations	—	172,147,696	—	172,147,696
U.S. Government Obligations	—	138,192,849	—	138,192,849
Securities Lending Collateral	14,983,378	—	—	14,983,378
Repurchase Agreement	—	10,927,067	—	10,927,067

Total Investments	$14,983,378	$579,614,222	$17,848	$594,615,448

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $113,150,721, representing 19.5% of the Portfolio’s net assets.
(B)	Illiquid security. At June 30, 2018, the value of such securities amounted to $8,454,195 or 1.5% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the total value of securities is $2,100,583, representing 0.4% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,676,985. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2018; the maturity date disclosed is the ultimate maturity date.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rounds to less than $1 or $(1).
(L)	Rates disclosed reflect the yields at June 30, 2018.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $591,740,161) (including securities loaned of $14,676,985)	$583,688,381
Repurchase agreement, at value (cost $10,927,067)	10,927,067
Cash	250,000
Receivables and other assets:
Shares of beneficial interest sold	2,304
Investments sold	171,402
Interest	2,874,403
Net income from securities lending	2,546
Prepaid expenses	1,756

Total assets	597,917,859

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	123,341
Investments purchased	2,404,295
When-issued, delayed-delivery, forward and TBA commitments purchased	1,205,654
Investment management fees	206,386
Distribution and service fees	54,760
Transfer agent costs	1,723
Trustees, CCO and deferred compensation fees	2,457
Audit and tax fees	25,563
Custody fees	14,303
Legal fees	12,387
Printing and shareholder reports fees	88,821
Other	11,142
Collateral for securities on loan	14,983,378

Total liabilities	19,134,210

Net assets	$578,783,649

Net assets consist of:
Capital stock ($0.01 par value)	$441,255
Additional paid-in capital	562,653,726
Undistributed (distributions in excess of) net investment income (loss)	25,521,368
Accumulated net realized gain (loss)	(1,780,920)
Net unrealized appreciation (depreciation) on:
Investments	(8,051,780)

Net assets	$578,783,649

Net assets by class:
Initial Class	$302,887,666
Service Class	275,895,983

Shares outstanding:
Initial Class	23,789,079
Service Class	20,336,455

Net asset value and offering price per share:
Initial Class	$12.73
Service Class	13.57

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$9,317,382
Net income (loss) from securities lending	14,737
Withholding taxes on foreign income	121

Total investment income	9,332,240

Expenses:
Investment management fees	1,334,707
Distribution and service fees:
Service Class	340,212
Transfer agent costs	4,476
Trustees, CCO and deferred compensation fees	9,676
Audit and tax fees	24,823
Custody fees	52,407
Legal fees	21,873
Printing and shareholder reports fees	52,282
Other	11,743

Total expenses before waiver and/or reimbursement and recapture	1,852,199

Expenses waived and/or reimbursed:
Initial Class	(424)
Service Class	(389)

Net expenses	1,851,386

Net investment income (loss)	7,480,854

Net realized gain (loss) on:
Investments	(1,170,222)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,712,715)

Net realized and change in unrealized gain (loss)	(17,882,937)

Net increase (decrease) in net assets resulting from operations	$(10,402,083)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$7,480,854	$16,851,456
Net realized gain (loss)	(1,170,222)	5,443,840
Net change in unrealized appreciation (depreciation)	(16,712,715)	5,418,818

Net increase (decrease) in net assets resulting from operations	(10,402,083)	27,714,114

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(10,367,465)
Service Class	—	(6,713,243)

Total dividends and/or distributions from net investment income	—	(17,080,708)

Capital share transactions:
Proceeds from shares sold:
Initial Class	29,843,247	5,919,877
Service Class	11,282,211	35,555,965

	41,125,458	41,475,842

Dividends and/or distributions reinvested:
Initial Class	—	10,367,465
Service Class	—	6,713,243

	—	17,080,708

Cost of shares redeemed:
Initial Class	(73,594,212)	(238,652,974)
Service Class	(9,281,727)	(24,771,777)

	(82,875,939)	(263,424,751)

Net increase (decrease) in net assets resulting from capital share transactions	(41,750,481)	(204,868,201)

Net increase (decrease) in net assets	(52,152,564)	(194,234,795)

Net assets:
Beginning of period/year	630,936,213	825,171,008

End of period/year	$578,783,649	$630,936,213

Undistributed (distributions in excess of) net investment income (loss)	$25,521,368	$18,040,514

Capital share transactions - shares:
Shares issued:
Initial Class	2,353,259	454,850
Service Class	831,441	2,569,022

	3,184,700	3,023,872

Shares reinvested:
Initial Class	—	804,303
Service Class	—	487,527

	—	1,291,830

Shares redeemed:
Initial Class	(5,790,171)	(18,058,729)
Service Class	(684,263)	(1,793,103)

	(6,474,434)	(19,851,832)

Net increase (decrease) in shares outstanding:
Initial Class	(3,436,912)	(16,799,576)
Service Class	147,178	1,263,446

	(3,289,734)	(15,536,130)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.94		$12.86		$12.83		$13.02	$12.62	$13.27

Investment operations:
Net investment income (loss) (A)	0.17		0.31		0.30	(B)	0.28	0.29	0.32
Net realized and unrealized gain (loss)	(0.38)		0.16		0.01	(C)	(0.20)	0.38	(0.57)

Total investment operations	(0.21)		0.47		0.31		0.08	0.67	(0.25)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.39)		(0.28)		(0.27)	(0.27)	(0.40)

Net asset value, end of period/year	$12.73		$12.94		$12.86		$12.83	$13.02	$12.62

Total return (D)	(1.62	)%(E)	3.66%		2.39%		0.61%	5.33%	(1.84)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$302,888		$352,261		$566,006		$472,685	$488,758	$335,836
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(F)	0.52%		0.52%		0.55%	0.56%	0.57%
Including waiver and/or reimbursement and recapture	0.51	%(F)(G)(H)	0.52	%(G)	0.52	%(B)	0.55%	0.56%	0.57%
Net investment income (loss) to average net assets	2.63	%(F)	2.37%		2.24	%(B)	2.11%	2.21%	2.50%
Portfolio turnover rate	15	%(E)	26%		25%		19%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.80		$13.69		$13.66		$13.86	$13.42	$14.10

Investment operations:
Net investment income (loss) (A)	0.16		0.29		0.28	(B)	0.26	0.27	0.31
Net realized and unrealized gain (loss)	(0.39)		0.18		0.01	(C)	(0.21)	0.41	(0.61)

Total investment operations	(0.23)		0.47		0.29		0.05	0.68	(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.36)		(0.26)		(0.25)	(0.24)	(0.38)

Net asset value, end of period/year	$13.57		$13.80		$13.69		$13.66	$13.86	$13.42

Total return (D)	(1.67	)%(E)	3.42%		2.06%		0.33%	5.10%	(2.13)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$275,896		$278,675		$259,165		$199,855	$162,347	$106,656
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(F)	0.77%		0.77%		0.80%	0.81%	0.82%
Including waiver and/or reimbursement and recapture	0.76	%(F)(G)(H)	0.77	%(G)	0.76	%(B)	0.80%	0.81%	0.82%
Net investment income (loss) to average net assets	2.39	%(F)	2.13%		2.00	%(B)	1.87%	1.97%	2.25%
Portfolio turnover rate	15	%(E)	26%		25%		19%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,727,105	$—	$—	$—	$2,727,105
Foreign Government Obligations	200,977	—	—	—	200,977
U.S. Government Obligations	12,055,296	—	—	—	12,055,296
Total Securities Lending Transactions	$14,983,378	$—	$—	$—	$14,983,378
Total Borrowings	$14,983,378	$—	$—	$—	$14,983,378

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.65%	May 1, 2019
Service Class	0.90	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 42,037,804	$ 45,446,172	$ 74,249,148	$ 31,611,193

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 602,667,228	$ 4,232,543	$ (12,284,323)	$ (8,051,780)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 10-year periods and below its benchmark for the past 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,013.80	$3.45	$1,021.40	$3.46	0.69%
Service Class	1,000.00	1,013.00	4.69	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Repurchase Agreement	0.4
Securities Lending Collateral	0.4
Short-Term U.S. Government Obligation	0.1
Net Other Assets (Liabilities) ^	(0.4)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.1%
Boeing Co.	22,700	$ 7,616,077
General Dynamics Corp.	72,065	13,433,637
Harris Corp.	11,480	1,659,319
Northrop Grumman Corp.	43,054	13,247,716
United Technologies Corp.	111,205	13,903,961

		49,860,710

Airlines - 0.5%
Delta Air Lines, Inc.	212,451	10,524,822
United Continental Holdings, Inc. (A)	24,523	1,709,989

		12,234,811

Auto Components - 0.3%
Aptiv PLC	51,243	4,695,396
Delphi Technologies PLC	55,614	2,528,213

		7,223,609

Automobiles - 0.5%
Ford Motor Co.	1,062,790	11,765,085

Banks - 5.8%
Bank of America Corp.	1,602,458	45,173,291
BB&T Corp.	128,500	6,481,540
Citigroup, Inc.	472,824	31,641,382
Fifth Third Bancorp	53,300	1,529,710
Huntington Bancshares, Inc.	316,600	4,673,016
KeyCorp	349,863	6,836,323
SunTrust Banks, Inc.	123,980	8,185,159
SVB Financial Group (A)	5,304	1,531,583
Wells Fargo & Co.	535,097	29,665,778

		135,717,782

Beverages - 2.7%
Coca-Cola Co.	343,272	15,055,910
Constellation Brands, Inc., Class A	27,098	5,930,939
Molson Coors Brewing Co., Class B	223,781	15,226,059
PepsiCo, Inc.	249,847	27,200,843

		63,413,751

Biotechnology - 2.4%
AbbVie, Inc.	110,215	10,211,420
Alexion Pharmaceuticals, Inc. (A)	22,673	2,814,853
Amgen, Inc.	37,700	6,959,043
Biogen, Inc. (A)	33,544	9,735,811
Celgene Corp. (A)	78,447	6,230,261
Gilead Sciences, Inc.	174,623	12,370,293
Vertex Pharmaceuticals, Inc. (A)	46,439	7,892,772

		56,214,453

Building Products - 0.7%
Allegion PLC	89,330	6,910,569
Masco Corp.	236,636	8,854,919

		15,765,488

Capital Markets - 3.2%
Bank of New York Mellon Corp.	140,371	7,570,208
BlackRock, Inc.	6,000	2,994,240
Charles Schwab Corp.	214,905	10,981,645
CME Group, Inc.	14,500	2,376,840
Intercontinental Exchange, Inc.	123,621	9,092,325
Morgan Stanley	447,954	21,233,020
State Street Corp.	197,336	18,370,008

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc.	28,600	$ 3,320,174

		75,938,460

Chemicals - 2.0%
Celanese Corp., Series A	50,116	5,565,883
DowDuPont, Inc.	448,928	29,593,334
Eastman Chemical Co.	119,379	11,933,125

		47,092,342

Communications Equipment - 0.3%
Cisco Systems, Inc.	145,219	6,248,774
Motorola Solutions, Inc.	10,400	1,210,248

		7,459,022

Consumer Finance - 0.8%
American Express Co.	26,369	2,584,162
Capital One Financial Corp.	170,343	15,654,522

		18,238,684

Containers & Packaging - 0.4%
Crown Holdings, Inc. (A)	76,255	3,413,174
WestRock Co.	107,216	6,113,456

		9,526,630

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	41,500	945,370

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	180,018	33,600,360
Voya Financial, Inc.	22,260	1,046,220

		34,646,580

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	280,599	9,010,034
Verizon Communications, Inc.	186,340	9,374,765

		18,384,799

Electric Utilities - 2.2%
American Electric Power Co., Inc.	98,526	6,822,926
Exelon Corp.	259,967	11,074,594
NextEra Energy, Inc.	137,745	23,007,547
PG&E Corp.	49,200	2,093,952
Xcel Energy, Inc.	205,514	9,387,880

		52,386,899

Electrical Equipment - 0.6%
Eaton Corp. PLC	187,954	14,047,682

Equity Real Estate Investment Trusts - 2.2%
AvalonBay Communities, Inc.	57,147	9,822,998
Brixmor Property Group, Inc.	57,100	995,253
Digital Realty Trust, Inc.	16,000	1,785,280
Equinix, Inc.	8,900	3,826,021
Equity Residential	133,184	8,482,489
Federal Realty Investment Trust	30,960	3,917,988
Prologis, Inc.	36,230	2,379,949
Public Storage	47,003	10,663,101
Ventas, Inc.	55,400	3,155,030
Vornado Realty Trust	95,969	7,094,028

		52,122,137

Food & Staples Retailing - 0.4%
Walgreens Boots Alliance, Inc.	162,540	9,754,838

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.9%
Mondelez International, Inc., Class A	491,378	$ 20,146,498

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	199,610	12,174,214
Becton Dickinson and Co.	59,052	14,146,497
Boston Scientific Corp. (A)	486,895	15,921,466
Danaher Corp.	61,017	6,021,158
Intuitive Surgical, Inc. (A)	8,400	4,019,232
Medtronic PLC	135,900	11,634,399
Zimmer Biomet Holdings, Inc.	97,957	10,916,328

		74,833,294

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	52,100	4,442,567
Cigna Corp.	85,789	14,579,841
CVS Health Corp.	101,900	6,557,265
UnitedHealth Group, Inc.	180,700	44,332,938

		69,912,611

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	104,433	8,266,916
Royal Caribbean Cruises, Ltd.	22,322	2,312,559
Yum! Brands, Inc.	90,200	7,055,444

		17,634,919

Household Durables - 0.3%
Lennar Corp., Class A	126,800	6,657,000
Toll Brothers, Inc.	36,596	1,353,686

		8,010,686

Household Products - 0.7%
Colgate-Palmolive Co.	88,500	5,735,685
Procter & Gamble Co.	124,290	9,702,077

		15,437,762

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	178,070	25,650,983

Insurance - 2.4%
American International Group, Inc.	321,420	17,041,688
Chubb, Ltd.	11,190	1,421,354
Everest Re Group, Ltd.	9,316	2,147,152
Hartford Financial Services Group, Inc.	186,558	9,538,711
Lincoln National Corp.	110,600	6,884,850
Marsh & McLennan Cos., Inc.	37,900	3,106,663
MetLife, Inc.	239,152	10,427,027
Principal Financial Group, Inc.	26,500	1,403,175
Prudential Financial, Inc.	48,500	4,535,235

		56,505,855

Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (A)	43,038	73,155,992
Booking Holdings, Inc. (A)	2,634	5,339,355
Expedia Group, Inc.	23,300	2,800,427
Netflix, Inc. (A)	17,200	6,732,596

		88,028,370

Internet Software & Services - 5.7%
Alphabet, Inc., Class A (A)	37,379	42,207,993
Alphabet, Inc., Class C (A)	36,110	40,286,122
Facebook, Inc., Class A (A)	264,772	51,450,495

		133,944,610

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.0%
Accenture PLC, Class A	103,310	$ 16,900,483
Alliance Data Systems Corp.	13,800	3,218,160
Fidelity National Information Services, Inc.	119,103	12,628,491
International Business Machines Corp.	46,312	6,469,786
Mastercard, Inc., Class A	45,900	9,020,268
PayPal Holdings, Inc. (A)	53,700	4,471,599
Visa, Inc., Class A	276,189	36,581,233
Worldpay, Inc., Class A (A)	43,860	3,586,871

		92,876,891

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	33,253	2,056,365
Illumina, Inc. (A)	14,906	4,163,097
Thermo Fisher Scientific, Inc.	40,734	8,437,641

		14,657,103

Machinery - 2.8%
Caterpillar, Inc.	47,800	6,485,026
Cummins, Inc.	56,700	7,541,100
Deere & Co.	20,187	2,822,142
Ingersoll-Rand PLC	186,429	16,728,274
PACCAR, Inc.	104,705	6,487,522
Parker-Hannifin Corp.	13,278	2,069,376
Snap-on, Inc.	48,808	7,844,422
Stanley Black & Decker, Inc.	111,322	14,784,675

		64,762,537

Media - 3.9%
Charter Communications, Inc., Class A (A)	64,848	19,014,082
Comcast Corp., Class A	850,415	27,902,116
Discovery, Inc., Class A (A)	49,400	1,358,500
DISH Network Corp., Class A (A)	133,381	4,482,935
Sirius XM Holdings, Inc.	568,874	3,851,277
Twenty-First Century Fox, Inc., Class A	269,940	13,413,319
Walt Disney Co.	208,543	21,857,392

		91,879,621

Metals & Mining - 0.3%
Alcoa Corp. (A)	23,500	1,101,680
Freeport-McMoRan, Inc.	200,455	3,459,853
Newmont Mining Corp.	48,753	1,838,476

		6,400,009

Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	214,100	11,591,374
WEC Energy Group, Inc.	69,900	4,519,035

		16,110,409

Multiline Retail - 0.9%
Dollar General Corp.	97,300	9,593,780
Dollar Tree, Inc. (A)	132,054	11,224,590

		20,818,370

Oil, Gas & Consumable Fuels - 6.3%
Andeavor	34,700	4,551,946
Chevron Corp.	221,034	27,945,329
Concho Resources, Inc. (A)	58,238	8,057,227
Diamondback Energy, Inc.	75,554	9,940,640
EOG Resources, Inc.	189,284	23,552,608
EQT Corp.	96,935	5,348,873
Exxon Mobil Corp.	213,716	17,680,725
Marathon Petroleum Corp.	196,300	13,772,408

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	167,744	$ 14,036,818
ONEOK, Inc.	69,047	4,821,552
Pioneer Natural Resources Co.	96,601	18,280,773

		147,988,899

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	63,700	9,089,353

Pharmaceuticals - 4.6%
Allergan PLC	47,981	7,999,392
Bristol-Myers Squibb Co.	181,626	10,051,183
Eli Lilly & Co.	166,530	14,210,005
Johnson & Johnson	212,979	25,842,872
Merck & Co., Inc.	271,297	16,467,728
Mylan NV (A)	83,150	3,005,041
Pfizer, Inc.	791,544	28,717,216
Zoetis, Inc.	13,500	1,150,065

		107,443,502

Road & Rail - 2.0%
Norfolk Southern Corp.	122,244	18,442,952
Union Pacific Corp.	194,655	27,578,721

		46,021,673

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	229,369	22,001,075
Broadcom, Inc.	79,724	19,344,231
Intel Corp.	96,900	4,816,899
Microchip Technology, Inc. (C)	92,285	8,393,321
Micron Technology, Inc. (A)	61,500	3,225,060
NVIDIA Corp.	94,900	22,481,810
Texas Instruments, Inc.	201,581	22,224,305

		102,486,701

Software - 6.8%
Activision Blizzard, Inc.	17,300	1,320,336
Adobe Systems, Inc. (A)	50,316	12,267,544
Intuit, Inc.	48,100	9,827,071
Microsoft Corp.	987,559	97,383,193
Oracle Corp.	274,773	12,106,498
salesforce.com, Inc. (A)	158,600	21,633,040
Workday, Inc., Class A (A)	44,675	5,411,036

		159,948,718

Specialty Retail - 3.3%
AutoZone, Inc. (A)	17,000	11,405,810
Best Buy Co., Inc.	96,538	7,199,804
Home Depot, Inc.	152,108	29,676,271
Lowe’s Cos., Inc.	85,223	8,144,762
O’Reilly Automotive, Inc. (A)	35,973	9,841,134
Ross Stores, Inc.	108,788	9,219,783
TJX Cos., Inc.	26,100	2,484,198

		77,971,762

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	487,390	90,220,763
Hewlett Packard Enterprise Co.	625,900	9,144,399
HP, Inc.	425,924	9,664,215

		109,029,377

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc., Class B	184,192	$ 14,676,419
PVH Corp.	68,013	10,182,906
Ralph Lauren Corp.	18,300	2,300,676

		27,160,001

Tobacco - 1.1%
Altria Group, Inc.	97,600	5,542,704
Philip Morris International, Inc.	244,502	19,741,091

		25,283,795

Trading Companies & Distributors - 0.2%
Fastenal Co.	98,100	4,721,553
United Rentals, Inc. (A)	6,400	944,768

		5,666,321

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	117,760	7,036,160

Total Common Stocks (Cost $1,997,168,681)		2,335,475,922

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 2.03% (D), 01/31/2019 (E)	$ 2,985,000	2,948,706

Total Short-Term U.S. Government Obligation (Cost $2,950,050)		2,948,706

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	8,241,753	8,241,753

Total Securities Lending Collateral (Cost $8,241,753)		8,241,753

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.90% (D), dated 06/29/2018, to be repurchased at $9,993,874 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $10,193,308.	$ 9,993,124	9,993,124

Total Repurchase Agreement (Cost $9,993,124)		9,993,124

Total Investments (Cost $2,018,353,608)		2,356,659,505
Net Other Assets (Liabilities) - (0.4)%		(8,688,342)

Net Assets - 100.0%		$ 2,347,971,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	92	09/21/2018	$12,772,287	$12,519,360	$—	$(252,927)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,335,475,922	$—	$—	$2,335,475,922
Short-Term U.S. Government Obligation	—	2,948,706	—	2,948,706
Securities Lending Collateral	8,241,753	—	—	8,241,753
Repurchase Agreement	—	9,993,124	—	9,993,124

Total Investments	$2,343,717,675	$12,941,830	$—	$2,356,659,505

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(252,927)	$—	$—	$(252,927)

Total Other Financial Instruments	$(252,927)	$—	$—	$(252,927)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the security is on loan. The value of the security on loan is $8,060,080. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at June 30, 2018.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $770,516.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $2,008,360,484) (including securities loaned of $8,060,080)	$2,346,666,381
Repurchase agreement, at value (cost $9,993,124)	9,993,124
Cash	18,759
Receivables and other assets:
Shares of beneficial interest sold	2,418,690
Investments sold	26,077,048
Interest	250
Dividends	1,710,771
Net income from securities lending	4,721
Variation margin receivable on futures contracts	4,248
Prepaid expenses	8,186

Total assets	2,386,902,178

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	4,196,922
Investments purchased	25,101,104
Investment management fees	1,256,075
Distribution and service fees	15,680
Transfer agent costs	4,561
Trustees, CCO and deferred compensation fees	7,029
Audit and tax fees	27,866
Custody fees	21,964
Legal fees	23,004
Printing and shareholder reports fees	11,985
Other	23,072
Collateral for securities on loan	8,241,753

Total liabilities	38,931,015

Net assets	$2,347,971,163

Net assets consist of:
Capital stock ($0.01 par value)	$1,068,171
Additional paid-in capital	1,781,671,185
Undistributed (distributions in excess of) net investment income (loss)	36,135,591
Accumulated net realized gain (loss)	191,043,246
Net unrealized appreciation (depreciation) on:
Investments	338,305,897
Futures contracts	(252,927)

Net assets	$2,347,971,163

Net assets by class:
Initial Class	$2,270,280,524
Service Class	77,690,639

Shares outstanding:
Initial Class	103,269,244
Service Class	3,547,864

Net asset value and offering price per share:
Initial Class	$21.98
Service Class	21.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$20,133,649
Interest income	106,720
Net income (loss) from securities lending	48,070

Total investment income	20,288,439

Expenses:
Investment management fees	7,664,581
Distribution and service fees:
Service Class	98,840
Transfer agent costs	16,667
Trustees, CCO and deferred compensation fees	36,155
Audit and tax fees	27,340
Custody fees	118,435
Legal fees	67,532
Printing and shareholder reports fees	10,361
Other	29,568

Total expenses before waiver and/or reimbursement and recapture	8,069,479

Expenses waived and/or reimbursed:
Initial Class	(4,138)
Service Class	(147)

Net expenses	8,065,194

Net investment income (loss)	12,223,245

Net realized gain (loss) on:
Investments	100,197,760
Futures contracts	411,192
Foreign currency transactions	98

Net realized gain (loss)	100,609,050

Net change in unrealized appreciation (depreciation) on:
Investments	(73,376,458)
Futures contracts	(283,568)
Translation of assets and liabilities denominated in foreign currencies	(9)

Net change in unrealized appreciation (depreciation)	(73,660,035)

Net realized and change in unrealized gain (loss)	26,949,015

Net increase (decrease) in net assets resulting from operations	$39,172,260

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$12,223,245	$23,145,330
Net realized gain (loss)	100,609,050	98,084,103
Net change in unrealized appreciation (depreciation)	(73,660,035)	306,661,737

Net increase (decrease) in net assets resulting from operations	39,172,260	427,891,170

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(11,977,344)
Service Class	—	(297,470)

Total dividends and/or distributions from net investment income	—	(12,274,814)

Net realized gains:
Initial Class	—	(42,228,214)
Service Class	—	(1,485,881)

Total dividends and/or distributions from net realized gains	—	(43,714,095)

Total dividends and/or distributions to shareholders	—	(55,988,909)

Capital share transactions:
Proceeds from shares sold:
Initial Class	111,250,770	125,797,933
Service Class	5,513,869	14,627,325

	116,764,639	140,425,258

Dividends and/or distributions reinvested:
Initial Class	—	54,205,558
Service Class	—	1,783,351

	—	55,988,909

Cost of shares redeemed:
Initial Class	(165,370,971)	(240,811,006)
Service Class	(8,965,248)	(10,149,620)

	(174,336,219)	(250,960,626)

Net increase (decrease) in net assets resulting from capital share transactions	(57,571,580)	(54,546,459)

Net increase (decrease) in net assets	(18,399,320)	317,355,802

Net assets:
Beginning of period/year	2,366,370,483	2,049,014,681

End of period/year	$2,347,971,163	$2,366,370,483

Undistributed (distributions in excess of) net investment income (loss)	$36,135,591	$23,912,346

Capital share transactions - shares:
Shares issued:
Initial Class	5,214,128	6,282,934
Service Class	247,253	745,690

	5,461,381	7,028,624

Shares reinvested:
Initial Class	—	2,768,415
Service Class	—	91,267

	—	2,859,682

Shares redeemed:
Initial Class	(7,399,339)	(11,771,520)
Service Class	(412,110)	(504,952)

	(7,811,449)	(12,276,472)

Net increase (decrease) in shares outstanding:
Initial Class	(2,185,211)	(2,720,171)
Service Class	(164,857)	332,005

	(2,350,068)	(2,388,166)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$21.68		$18.37	$16.93		$18.52	$17.59	$13.45

Investment operations:
Net investment income (loss) (A)	0.12		0.21	0.23	(B)	0.20	0.20	0.18
Net realized and unrealized gain (loss)	0.18		3.62	1.67		(0.28)	2.22	4.17

Total investment operations	0.30		3.83	1.90		(0.08)	2.42	4.35

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.07)		(0.18)	(0.15)	(0.10)
Net realized gains	—		(0.41)	(0.39)		(1.33)	(1.34)	(0.11)

Total dividends and/or distributions to shareholders	—		(0.52)	(0.46)		(1.51)	(1.49)	(0.21)

Net asset value, end of period/year	$21.98		$21.68	$18.37		$16.93	$18.52	$17.59

Total return (C)	1.38	%(D)	21.15%	11.35%		(0.07)%	14.19%	32.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,270,280		$2,286,100	$1,987,029		$320,441	$339,793	$259,656
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(E)	0.69%	0.72%		0.81%	0.81%	0.83%
Including waiver and/or reimbursement and recapture	0.69	%(E)(F)(G)	0.69%	0.72	%(B)	0.81%	0.81%	0.83%
Net investment income (loss) to average net assets	1.06	%(E)	1.05%	1.29	%(B)	1.09%	1.10%	1.13%
Portfolio turnover rate	27	%(D)	37%	49%		44%	50%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$21.62		$18.34	$16.90		$18.51	$17.59	$13.47

Investment operations:
Net investment income (loss) (A)	0.09		0.16	0.17	(B)	0.15	0.15	0.14
Net realized and unrealized gain (loss)	0.19		3.61	1.69		(0.28)	2.24	4.17

Total investment operations	0.28		3.77	1.86		(0.13)	2.39	4.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.03)		(0.15)	(0.13)	(0.08)
Net realized gains	—		(0.41)	(0.39)		(1.33)	(1.34)	(0.11)

Total dividends and/or distributions to shareholders	—		(0.49)	(0.42)		(1.48)	(1.47)	(0.19)

Net asset value, end of period/year	$21.90		$21.62	$18.34		$16.90	$18.51	$17.59

Total return (C)	1.30	%(D)	20.82%	11.12%		(0.35)%	13.97%	32.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,690		$80,270	$61,986		$47,187	$43,346	$26,732
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	0.94%	0.97%		1.06%	1.06%	1.08%
Including waiver and/or reimbursement and recapture	0.94	%(E)(F)(G)	0.94%	0.97	%(B)	1.06%	1.06%	1.08%
Net investment income (loss) to average net assets	0.81	%(E)	0.80%	0.99	%(B)	0.85%	0.85%	0.89%
Portfolio turnover rate	27	%(D)	37%	49%		44%	50%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $15,984.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2018. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$8,241,753	$—	$—	$—	$8,241,753
Total Borrowings	$8,241,753	$—	$—	$—	$8,241,753

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts		Commodity Contracts		Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(252,927)		$—		$—	$(252,927)
Total	$—	$—	$(252,927)		$—		$—	$(252,927)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$411,192	$—	$—	$411,192
Total	$—	$—	$411,192	$—	$—	$411,192

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(283,568)	$—	$—	$(283,568)
Total	$—	$—	$(283,568)	$—	$—	$(283,568)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
8,450	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.73%
Over $750 million up to $1 billion	0.68
Over $1 billion up to $5 billion	0.62
Over $5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.84%	May 1, 2019
Service Class	1.09	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 628,437,230	$ —	$ 676,384,831	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,018,353,608	$ 394,761,754	$ (56,708,784)	$ 338,052,970

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$972.10	$0.78	$1,024.00	$0.80	0.16%
Service Class	1,000.00	970.90	2.00	1,022.80	2.06	0.41

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	63.8%
U.S. Fixed Income Funds	14.3
International Alternative Fund	8.1
U.S. Equity Funds	6.9
U.S. Mixed Allocation Fund	5.1
U.S. Government Obligation	1.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities) ^	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 8.1%
Transamerica Unconstrained Bond (A) (B)	5,976,102	$ 59,163,410

International Equity Funds - 63.8%
Transamerica Developing Markets Equity (A) (B)	439,711	5,399,649
Transamerica Emerging Markets Equity (A) (B)	1,390,329	14,667,971
Transamerica International Equity (A) (B)	10,142,008	192,799,565
Transamerica International Growth (A) (B)	23,400,732	201,480,305
Transamerica International Small Cap Value (A) (B)	3,553,971	49,862,216

		464,209,706

U.S. Equity Funds - 6.9%
Transamerica Jennison Growth VP (B) (C)	2,053,213	24,535,897
Transamerica Large Cap Value (A) (B)	2,028,247	25,413,933

		49,949,830

U.S. Fixed Income Funds - 14.3%
Transamerica Core Bond (A) (B)	787,061	7,595,140
Transamerica Floating Rate (A) (B)	3,077,323	30,403,954
Transamerica High Yield Bond (A) (B)	1,496,682	13,589,877
Transamerica Intermediate Bond (A) (B)	5,316,863	52,477,439

		104,066,410

U.S. Mixed Allocation Fund - 5.1%
Transamerica PIMCO Total Return VP (B) (C)	3,266,216	37,071,554

Total Investment Companies (Cost $658,009,040)		714,460,910

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note 1.13%, 01/31/2019 (D)	$ 7,780,000	$ 7,731,983

Total U.S. Government Obligation (Cost $7,721,046)		7,731,983

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $5,661,797 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $5,775,031.	5,661,372	5,661,372

Total Repurchase Agreement (Cost $5,661,372)		5,661,372

Total Investments (Cost $671,391,458)		727,854,265
Net Other Assets (Liabilities) - (0.0)% (F)		(312,551)

Net Assets - 100.0%		$ 727,541,714

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	Long	580	09/18/2018	$44,811,889	$44,172,800	$—	$(639,089)
EURO STOXX 50® Index	Short	(371)	09/21/2018	(14,887,605)	(14,691,636)	195,969	—
MSCI EAFE Mini Index	Long	159	09/21/2018	16,151,454	15,545,430	—	(606,024)
Russell 2000® Mini Index	Long	88	09/21/2018	7,359,751	7,249,000	—	(110,751)
S&P 500® E-Mini Index	Short	(75)	09/21/2018	(10,434,598)	(10,206,000)	228,598	—
S&P/TSX 60 Index	Long	307	09/20/2018	44,603,271	44,990,393	387,122	—
TOPIX Index	Long	47	09/13/2018	7,537,249	7,346,204	—	(191,045)
U.S. Treasury Bond	Long	140	09/19/2018	21,805,322	22,338,750	533,428	—

Total						$1,345,117	$(1,546,909)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$714,460,910	$—	$—	$714,460,910
U.S. Government Obligation	—	7,731,983	—	7,731,983
Repurchase Agreement	—	5,661,372	—	5,661,372

Total Investments	$714,460,910	$13,393,355	$—	$727,854,265

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Futures Contracts (H)	$1,345,117	$—	$—	$1,345,117

Total Other Financial Instruments	$1,345,117	$—	$—	$1,345,117

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,546,909)	$—	$—	$(1,546,909)

Total Other Financial Instruments	$(1,546,909)	$—	$—	$(1,546,909)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$20,526,546	$1,750,709	$(14,166,791)	$(620,328)	$105,004	$7,595,140	787,061	$165,060	$—
Transamerica Developing Markets Equity	22,502,002	—	(17,199,992)	4,496,516	(4,398,877)	5,399,649	439,711	—	—
Transamerica Emerging Markets Equity	—	15,480,014	—	—	(812,043)	14,667,971	1,390,329	—	—
Transamerica Floating Rate	—	30,648,546	—	—	(244,592)	30,403,954	3,077,323	388,871	—
Transamerica High Yield Bond	67,120,855	997,730	(53,267,706)	(2,379,663)	1,118,661	13,589,877	1,496,682	997,730	—
Transamerica Intermediate Bond	54,154,163	4,914,845	(4,833,833)	(81,143)	(1,676,593)	52,477,439	5,316,863	752,669	—
Transamerica International Equity	205,118,580	—	(7,076,617)	1,968,598	(7,210,996)	192,799,565	10,142,008	—	—
Transamerica International Growth	210,985,817	6,354,650	(5,246,626)	217,161	(10,830,697)	201,480,305	23,400,732	—	—
Transamerica International Small Cap Value	56,714,629	—	(6,889,823)	1,071,408	(1,033,998)	49,862,216	3,553,971	—	—
Transamerica Jennison Growth VP	28,461,136	—	(7,104,349)	1,070,635	2,108,475	24,535,897	2,053,213	—	—
Transamerica Large Cap Value	25,160,747	190,377	—	—	62,809	25,413,933	2,028,247	190,378	—
Transamerica PIMCO Total Return VP	37,375,651	2,762,519	(2,370,945)	(2,987)	(692,684)	37,071,554	3,266,216	—	—
Transamerica Unconstrained Bond	10,800,720	51,642,370	(1,642,380)	32,555	(1,669,855)	59,163,410	5,976,102	854,975	—

Total	$738,920,846	$114,741,760	$(119,799,062)	$5,772,752	$(25,175,386)	$714,460,910	62,928,458	$3,349,683	$—

(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $6,141,858.
(E)	Rate disclosed reflects the yield at June 30, 2018.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018 (unaudited)

Assets:
Affiliated investments, at value (cost $658,009,040)	$714,460,910
Unaffiliated investments, at value (cost $7,721,046)	7,731,983
Repurchase agreement, at value (cost $5,661,372)	5,661,372
Receivables and other assets:
Shares of beneficial interest sold	160
Affiliated investments sold	1,516,072
Interest	36,550
Dividends	392,903
Variation margin receivable on futures contracts	1,598,906
Prepaid expenses	2,674

Total assets	731,401,530

Liabilities:
Due to custodian	2,306
Payables and other liabilities:
Shares of beneficial interest redeemed	132,878
Affiliated investments purchased	3,425,050
Investment management fees	72,310
Distribution and service fees	144,217
Transfer agent costs	1,355
Trustees, CCO and deferred compensation fees	2,673
Audit and tax fees	13,400
Custody fees	5,885
Legal fees	7,067
Printing and shareholder reports fees	43,789
Other	8,886

Total liabilities	3,859,816

Net assets	$727,541,714

Net assets consist of:
Capital stock ($0.01 par value)	$680,534
Additional paid-in capital	645,998,539
Undistributed (distributions in excess of) net investment income (loss)	17,414,269
Accumulated net realized gain (loss)	7,201,879
Net unrealized appreciation (depreciation) on:
Affiliated investments	56,451,870
Unaffiliated investments	10,937
Futures contracts	(201,792)
Translation of assets and liabilities denominated in foreign currencies	(14,522)

Net assets	$727,541,714

Net assets by class:
Initial Class	$16,857,228
Service Class	710,684,486

Shares outstanding:
Initial Class	1,560,208
Service Class	66,493,206

Net asset value and offering price per share:
Initial Class	$10.80
Service Class	10.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,349,683
Interest income from unaffiliated investments	67,591

Total investment income	3,417,274

Expenses:
Investment management fees	459,471
Distribution and service fees:
Service Class	915,838
Transfer agent costs	5,324
Trustees, CCO and deferred compensation fees	11,698
Audit and tax fees	13,129
Custody fees	29,625
Legal fees	22,152
Printing and shareholder reports fees	22,960
Other	17,358

Total expenses before waiver and/or reimbursement and recapture	1,497,555

Expenses waived and/or reimbursed:
Initial Class	(1)
Service Class	(100)

Net expenses	1,497,454

Net investment income (loss)	1,919,820

Net realized gain (loss) on:
Affiliated investments	5,772,752
Unaffiliated investments	9,133
Futures contracts	(1,219,517)
Foreign currency transactions	(19,110)

Net realized gain (loss)	4,543,258

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(25,175,386)
Unaffiliated investments	3,696
Futures contracts	(3,230,851)
Translation of assets and liabilities denominated in foreign currencies	(31,335)

Net change in unrealized appreciation (depreciation)	(28,433,876)

Net realized and change in unrealized gain (loss)	(23,890,618)

Net increase (decrease) in net assets resulting from operations	$(21,970,798)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,919,820	$15,595,710
Net realized gain (loss)	4,543,258	13,853,959
Net change in unrealized appreciation (depreciation)	(28,433,876)	104,262,277

Net increase (decrease) in net assets resulting from operations	(21,970,798)	133,711,946

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(310,849)
Service Class	—	(10,956,139)

Total dividends and/or distributions from net investment income	—	(11,266,988)

Capital share transactions:
Proceeds from shares sold:
Initial Class	354,088	1,149,101
Service Class	16,992,750	40,929,719

	17,346,838	42,078,820

Dividends and/or distributions reinvested:
Initial Class	—	310,849
Service Class	—	10,956,139

	—	11,266,988

Cost of shares redeemed:
Initial Class	(1,015,507)	(2,053,994)
Service Class	(28,038,059)	(51,167,056)

	(29,053,566)	(53,221,050)

Net increase (decrease) in net assets resulting from capital share transactions	(11,706,728)	124,758

Net increase (decrease) in net assets	(33,677,526)	122,569,716

Net assets:
Beginning of period/year	761,219,240	638,649,524

End of period/year	$727,541,714	$761,219,240

Undistributed (distributions in excess of) net investment income (loss)	$17,414,269	$15,494,449

Capital share transactions - shares:
Shares issued:
Initial Class	31,648	111,522
Service Class	1,525,908	3,914,597

	1,557,556	4,026,119

Shares reinvested:
Initial Class	—	29,861
Service Class	—	1,061,641

	—	1,091,502

Shares redeemed:
Initial Class	(91,186)	(198,677)
Service Class	(2,554,695)	(5,134,409)

	(2,645,881)	(5,333,086)

Net increase (decrease) in shares outstanding:
Initial Class	(59,538)	(57,294)
Service Class	(1,028,787)	(158,171)

	(1,088,325)	(215,465)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.11		$9.29		$9.37		$9.72	$9.99	$9.05

Investment operations:
Net investment income (loss) (A) (B)	0.04		0.25		0.18	(C)	0.19	0.21	0.24
Net realized and unrealized gain (loss)	(0.35)		1.76		(0.06)		(0.35)	(0.25)	0.90

Total investment operations	(0.31)		2.01		0.12		(0.16)	(0.04)	1.14

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.20)		(0.19)	(0.23)	(0.20)

Net asset value, end of period/year	$10.80		$11.11		$9.29		$9.37	$9.72	$9.99

Total return (D)	(2.79	)%(E)	21.78%		1.22%		(1.64)%	(0.47)%	12.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,857		$18,001		$15,583		$16,608	$18,122	$19,345
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.16	%(G)	0.16%		0.15%		0.15%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.16	%(G)(H)	0.16	%(H)	0.14	%(C)	0.15%	0.15%	0.15%
Net investment income (loss) to average net assets (B)	0.76	%(G)	2.43%		1.99	%(C)	1.90%	2.10%	2.53%
Portfolio turnover rate (I)	16	%(E)	4%		68%		43%	32%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.01		$9.21		$9.28		$9.63	$9.91	$8.98

Investment operations:
Net investment income (loss) (A) (B)	0.03		0.23		0.16	(C)	0.17	0.19	0.23
Net realized and unrealized gain (loss)	(0.35)		1.74		(0.06)		(0.35)	(0.26)	0.88

Total investment operations	(0.32)		1.97		0.10		(0.18)	(0.07)	1.11

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.17)		(0.17)	(0.21)	(0.18)

Net asset value, end of period/year	$10.69		$11.01		$9.21		$9.28	$9.63	$9.91

Total return (D)	(2.91	)%(E)	21.47%		1.08%		(1.89)%	(0.79)%	12.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$710,685		$743,218		$623,067		$676,401	$638,980	$618,794
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.41	%(G)	0.41%		0.40%		0.40%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.41	%(G)(H)	0.41	%(H)	0.39	%(C)	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets (B)	0.51	%(G)	2.24%		1.72	%(C)	1.72%	1.91%	2.44%
Portfolio turnover rate (I)	16	%(E)	4%		68%		43%	32%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective January 12, 2018, Transamerica International Moderate Growth VP changed its name to Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$533,428	$—	$811,689	$—	$—	$1,345,117
Total	$533,428	$—	$811,689	$—	$—	$1,345,117

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(639,089)	$(907,820)	$—	$—	$(1,546,909)
Total	$—	$(639,089)	$(907,820)	$—	$—	$(1,546,909)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,457,305	$34,304	$(2,711,126)	$—	$—	$(1,219,517)
Total	$1,457,305	$34,304	$(2,711,126)	$—	$—	$(1,219,517)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$62,794	$(2,099,684)	$(1,193,961)	$—	$—	$(3,230,851)
Total	$62,794	$(2,099,684)	$(1,193,961)	$—	$—	$(3,230,851)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
83,303,099	(84,136,837)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2019
Service Class	0.50	May 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 111,392,068	$ 7,166,073	$ 119,799,063	$ 5,136,904

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 671,391,458	$ 63,135,976	$ (6,874,961)	$ 56,261,015

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

(formerly, Transamerica International Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (formerly, Transamerica International Moderate Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

(formerly, Transamerica International Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 10-year period and below its primary benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan International Moderate Growth VP

(formerly, Transamerica International Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$997.60	$4.31	$1,020.50	$4.36	0.87%
Service Class	1,000.00	996.40	5.54	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	2.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Auto Components - 0.7%
BorgWarner, Inc.	84,013	$ 3,626,001

Banks - 7.6%
Citizens Financial Group, Inc.	113,349	4,409,276
Fifth Third Bancorp	249,325	7,155,627
First Republic Bank	46,530	4,503,639
Huntington Bancshares, Inc.	272,040	4,015,310
M&T Bank Corp.	53,085	9,032,413
SunTrust Banks, Inc.	116,233	7,673,703
Zions Bancorporation	39,516	2,082,098

		38,872,066

Beverages - 3.1%
Constellation Brands, Inc., Class A	21,356	4,674,188
Dr. Pepper Snapple Group, Inc.	68,071	8,304,662
Molson Coors Brewing Co., Class B	43,163	2,936,810

		15,915,660

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	78,730	4,227,014

Capital Markets - 5.2%
Ameriprise Financial, Inc.	33,220	4,646,814
Invesco, Ltd.	132,150	3,509,904
Northern Trust Corp.	54,470	5,604,418
Raymond James Financial, Inc.	53,153	4,749,221
T. Rowe Price Group, Inc.	67,902	7,882,743

		26,393,100

Chemicals - 0.9%
Sherwin-Williams Co.	10,731	4,373,634

Communications Equipment - 0.8%
CommScope Holding Co., Inc. (A)	143,508	4,191,151

Consumer Finance - 1.0%
Ally Financial, Inc.	185,528	4,873,821

Containers & Packaging - 3.4%
Ball Corp.	219,126	7,789,929
Silgan Holdings, Inc.	160,444	4,304,713
WestRock Co.	91,625	5,224,457

		17,319,099

Distributors - 0.8%
Genuine Parts Co.	45,490	4,175,527

Electric Utilities - 2.4%
Edison International	41,177	2,605,269
Evergy, Inc.	30,429	1,708,588
Xcel Energy, Inc.	174,330	7,963,394

		12,277,251

Electrical Equipment - 2.2%
Acuity Brands, Inc.	32,701	3,789,065
AMETEK, Inc.	66,176	4,775,260
Hubbell, Inc.	25,430	2,688,968

		11,253,293

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	64,619	5,631,546
Arrow Electronics, Inc. (A)	73,974	5,568,763
CDW Corp.	71,593	5,783,998
Keysight Technologies, Inc. (A)	77,849	4,595,426

		21,579,733

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 10.7%
American Campus Communities, Inc.	59,222	$ 2,539,439
American Homes 4 Rent Trust, Class A	115,752	2,567,379
AvalonBay Communities, Inc.	30,843	5,301,603
Boston Properties, Inc.	42,004	5,268,142
Brixmor Property Group, Inc.	206,312	3,596,018
Essex Property Trust, Inc.	13,348	3,191,106
Federal Realty Investment Trust	35,933	4,547,321
JBG Smith Properties	54,022	1,970,182
Kimco Realty Corp.	173,553	2,948,666
Outfront Media, Inc.	164,687	3,203,162
Park Hotels & Resorts, Inc.	49,394	1,512,938
Rayonier, Inc.	113,358	4,385,821
Regency Centers Corp.	44,531	2,764,485
Vornado Realty Trust	69,977	5,172,700
Weyerhaeuser Co.	105,860	3,859,656
WP Carey, Inc.	28,090	1,863,772

		54,692,390

Food & Staples Retailing - 1.2%
Kroger Co.	206,287	5,868,865

Food Products - 1.5%
Pinnacle Foods, Inc.	62,807	4,086,224
Post Holdings, Inc. (A)	42,461	3,652,495

		7,738,719

Gas Utilities - 0.9%
National Fuel Gas Co.	86,833	4,598,676

Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	50,343	5,610,224

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	64,423	5,493,349
Cigna Corp.	33,461	5,686,697
Henry Schein, Inc. (A)	49,905	3,625,099
Humana, Inc.	14,807	4,407,007
Laboratory Corp. of America Holdings (A)	27,805	4,991,832
Universal Health Services, Inc., Class B	40,442	4,506,857

		28,710,841

Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	96,372	7,628,808
Marriott International, Inc., Class A	12,782	1,618,201

		9,247,009

Household Durables - 2.4%
Mohawk Industries, Inc. (A)	41,201	8,828,138
Newell Brands, Inc.	142,328	3,670,639

		12,498,777

Household Products - 0.4%
Energizer Holdings, Inc.	34,979	2,202,278

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	48,355	5,237,330

Insurance - 7.4%
Alleghany Corp.	4,721	2,714,433
Chubb, Ltd.	9,394	1,193,226
Hartford Financial Services Group, Inc.	132,951	6,797,785
Loews Corp.	181,226	8,749,591
Marsh & McLennan Cos., Inc.	51,938	4,257,358
Principal Financial Group, Inc.	49,002	2,594,656
Progressive Corp.	69,534	4,112,936

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	66,603	$ 2,463,645
WR Berkley Corp.	36,902	2,672,074
XL Group, Ltd.	46,220	2,586,009

		38,141,713

Internet & Direct Marketing Retail - 1.2%
Expedia Group, Inc.	53,052	6,376,320

Internet Software & Services - 0.5%
Match Group, Inc. (A)	62,354	2,415,594

IT Services - 1.1%
Jack Henry & Associates, Inc.	41,190	5,369,528

Machinery - 2.7%
IDEX Corp.	37,156	5,071,051
Middleby Corp. (A)	19,704	2,057,492
Snap-on, Inc.	40,510	6,510,767

		13,639,310

Media - 1.2%
CBS Corp., Class B	61,265	3,444,318
DISH Network Corp., Class A (A)	87,199	2,930,759

		6,375,077

Multi-Utilities - 4.3%
CMS Energy Corp.	183,350	8,668,788
Sempra Energy	43,442	5,044,050
WEC Energy Group, Inc.	125,986	8,144,995

		21,857,833

Multiline Retail - 1.9%
Kohl’s Corp.	96,609	7,042,796
Nordstrom, Inc.	55,272	2,861,984

		9,904,780

Oil, Gas & Consumable Fuels - 6.5%
Energen Corp. (A)	150,508	10,959,993
EQT Corp.	186,243	10,276,889
PBF Energy, Inc., Class A	80,423	3,372,136
Williams Cos., Inc.	329,546	8,933,992

		33,543,010

Personal Products - 1.2%
Coty, Inc., Class A	226,033	3,187,065
Edgewell Personal Care Co. (A)	57,254	2,889,037

		6,076,102

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	97,259	$ 4,643,145

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	44,823	4,299,422

Software - 0.9%
Synopsys, Inc. (A)	52,598	4,500,811

Specialty Retail - 4.4%
AutoZone, Inc. (A)	8,738	5,862,586
Best Buy Co., Inc.	72,527	5,409,064
Gap, Inc.	162,764	5,271,926
Tiffany & Co.	45,756	6,021,489

		22,565,065

Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	41,775	6,254,553
Ralph Lauren Corp.	36,050	4,532,206

		10,786,759

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	56,435	4,788,510

Total Common Stocks (Cost $398,070,044)		500,765,438

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $12,019,051 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $12,261,223.	$ 12,018,150	12,018,150

Total Repurchase Agreement (Cost $12,018,150)		12,018,150

Total Investments (Cost $410,088,194)		512,783,588
Net Other Assets (Liabilities) - (0.0)% (C)		(82,548)

Net Assets - 100.0%		$ 512,701,040

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$500,765,438	$—	$—	$500,765,438
Repurchase Agreement	—	12,018,150	—	12,018,150

Total Investments	$500,765,438	$12,018,150	$—	$512,783,588

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $398,070,044)	$500,765,438
Repurchase agreement, at value (cost $12,018,150)	12,018,150
Receivables and other assets:
Shares of beneficial interest sold	1,844
Interest	300
Dividends	731,924
Net income from securities lending	3,347
Prepaid expenses	1,749

Total assets	513,522,752

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	378,462
Investment management fees	345,632
Distribution and service fees	49,334
Transfer agent costs	1,019
Trustees, CCO and deferred compensation fees	2,199
Audit and tax fees	12,424
Custody fees	2,401
Legal fees	5,447
Printing and shareholder reports fees	18,810
Other	5,984

Total liabilities	821,712

Net assets	$512,701,040

Net assets consist of:
Capital stock ($0.01 par value)	$307,137
Additional paid-in capital	381,429,952
Undistributed (distributions in excess of) net investment income (loss)	5,803,040
Accumulated net realized gain (loss)	22,465,517
Net unrealized appreciation (depreciation) on:
Investments	102,695,394

Net assets	$512,701,040

Net assets by class:
Initial Class	$268,137,633
Service Class	244,563,407

Shares outstanding:
Initial Class	15,923,035
Service Class	14,790,619

Net asset value and offering price per share:
Initial Class	$16.84
Service Class	16.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$4,829,403
Interest income	42,318
Net income (loss) from securities lending	34,214

Total investment income	4,905,935

Expenses:
Investment management fees	2,158,351
Distribution and service fees:
Service Class	310,194
Transfer agent costs	3,708
Trustees, CCO and deferred compensation fees	8,193
Audit and tax fees	12,246
Custody fees	24,719
Legal fees	15,346
Printing and shareholder reports fees	10,343
Other	6,963

Total expenses before waiver and/or reimbursement and recapture	2,550,063

Expenses waived and/or reimbursed:
Initial Class	(798)
Service Class	(746)

Net expenses	2,548,519

Net investment income (loss)	2,357,416

Net realized gain (loss) on:
Investments	15,089,951

Net change in unrealized appreciation (depreciation) on:
Investments	(19,061,015)

Net realized and change in unrealized gain (loss)	(3,971,064)

Net increase (decrease) in net assets resulting from operations	$(1,613,648)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,357,416	$3,401,716
Net realized gain (loss)	15,089,951	11,558,444
Net change in unrealized appreciation (depreciation)	(19,061,015)	49,122,023

Net increase (decrease) in net assets resulting from operations	(1,613,648)	64,082,183

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(2,078,129)
Service Class	—	(1,439,186)

Total dividends and/or distributions from net investment income	—	(3,517,315)

Net realized gains:
Initial Class	—	(58,300,852)
Service Class	—	(53,911,238)

Total dividends and/or distributions from net realized gains	—	(112,212,090)

Total dividends and/or distributions to shareholders	—	(115,729,405)

Capital share transactions:
Proceeds from shares sold:
Initial Class	431,537	10,882,311
Service Class	4,347,705	30,160,641

	4,779,242	41,042,952

Dividends and/or distributions reinvested:
Initial Class	—	60,378,981
Service Class	—	55,350,424

	—	115,729,405

Cost of shares redeemed:
Initial Class	(3,414,150)	(30,940,365)
Service Class	(16,561,112)	(27,737,523)

	(19,975,262)	(58,677,888)

Net increase (decrease) in net assets resulting from capital share transactions	(15,196,020)	98,094,469

Net increase (decrease) in net assets	(16,809,668)	46,447,247

Net assets:
Beginning of period/year	529,510,708	483,063,461

End of period/year	$512,701,040	$529,510,708

Undistributed (distributions in excess of) net investment income (loss)	$5,803,040	$3,445,624

Capital share transactions - shares:
Shares issued:
Initial Class	26,068	648,459
Service Class	263,100	1,623,224

	289,168	2,271,683

Shares reinvested:
Initial Class	—	3,870,447
Service Class	—	3,605,891

	—	7,476,338

Shares redeemed:
Initial Class	(204,165)	(1,695,313)
Service Class	(1,003,252)	(1,464,260)

	(1,207,417)	(3,159,573)

Net increase (decrease) in shares outstanding:
Initial Class	(178,097)	2,823,593
Service Class	(740,152)	3,764,855

	(918,249)	6,588,448

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$16.88		$19.40		$20.41		$22.68	$21.02	$16.21

Investment operations:
Net investment income (loss) (A)	0.09		0.15		0.16	(B)	0.18	0.22	0.17
Net realized and unrealized gain (loss)	(0.13)		2.07		2.66		(0.79)	2.90	4.95

Total investment operations	(0.04)		2.22		2.82		(0.61)	3.12	5.12

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.45)		(0.20)	(0.16)	(0.09)
Net realized gains	—		(4.58)		(3.38)		(1.46)	(1.30)	(0.22)

Total dividends and/or distributions to shareholders	—		(4.74)		(3.83)		(1.66)	(1.46)	(0.31)

Net asset value, end of period/year	$16.84		$16.88		$19.40		$20.41	$22.68	$21.02

Total return (C)	(0.24	)%(D)	13.47%		14.59%		(2.74)%	15.29%	31.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$268,138		$271,777		$257,643		$897,002	$994,918	$906,706
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.87%		0.88%		0.86%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.87	%(E)(F)	0.87	%(F)	0.86	%(B)	0.86%	0.86%	0.86%
Net investment income (loss) to average net assets	1.04	%(E)	0.79%		0.79	%(B)	0.81%	1.00%	0.89%
Portfolio turnover rate	7	%(D)	15%		26%		17%	24%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$16.60		$19.16		$20.21		$22.48	$20.87	$16.12

Investment operations:
Net investment income (loss) (A)	0.06		0.10		0.12	(B)	0.12	0.17	0.12
Net realized and unrealized gain (loss)	(0.12)		2.04		2.61		(0.77)	2.87	4.92

Total investment operations	(0.06)		2.14		2.73		(0.65)	3.04	5.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)		(0.40)		(0.16)	(0.13)	(0.07)
Net realized gains	—		(4.58)		(3.38)		(1.46)	(1.30)	(0.22)

Total dividends and/or distributions to shareholders	—		(4.70)		(3.78)		(1.62)	(1.43)	(0.29)

Net asset value, end of period/year	$16.54		$16.60		$19.16		$20.21	$22.48	$20.87

Total return (C)	(0.36	)%(D)	13.19%		14.28%		(2.94)%	14.99%	31.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,563		$257,734		$225,420		$178,501	$172,889	$103,938
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	1.12%		1.12%		1.11%	1.11%	1.11%
Including waiver and/or reimbursement and recapture	1.12	%(E)(F)	1.12	%(F)	1.11	%(B)	1.11%	1.11%	1.11%
Net investment income (loss) to average net assets	0.78	%(E)	0.54%		0.62	%(B)	0.56%	0.78%	0.65%
Portfolio turnover rate	7	%(D)	15%		26%		17%	24%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $1,739.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $100 million	0.880%
Over $100 million	0.830

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2019
Service Class	1.20	May 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 33,695,182	$ —	$ 46,689,215	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 410,088,194	$ 120,966,199	$ (18,270,805)	$ 102,695,394

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short- term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 10-year periods and below its benchmark for the past 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$ 1,000.00	$ 984.80	$ 3.81	$ 1,021.00	$ 3.86	0.77%
Service Class	1,000.00	983.60	5.02	1,019.70	5.11	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	22.7%
U.S. Government Agency Obligations	22.4
Common Stocks	21.9
U.S. Government Obligations	12.1
Asset-Backed Securities	9.6
Mortgage-Backed Securities	4.4
Investment Companies	4.0
Securities Lending Collateral	1.4
Repurchase Agreement	1.4
Foreign Government Obligations	0.6
Preferred Stock	0.1
Municipal Government Obligations	0.0 *
Short-Term U.S. Government Obligations	0.0 *
Net Other Assets (Liabilities) ^	(0.6)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.6%
Cayman Islands - 0.1%
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	$ 286,692	$ 280,075
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (A)	900,203	873,199
Hero Funding Trust Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	821,604	820,860

		1,974,134

United States - 9.5%
Aames Mortgage Investment Trust Series 2005-3, Class M1, 1-Month LIBOR + 0.80%, 2.89% (B), 08/25/2035 (A)	302,443	296,641
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 2.89% (B), 12/26/2044 (A)	189,354	189,620
Accredited Mortgage Loan Trust Series 2005-4, Class A2D, 1-Month LIBOR + 0.32%, 2.41% (B), 12/25/2035	255,633	255,324
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 1-Month LIBOR + 1.80%, 3.89% (B), 10/25/2032	346,222	345,483
Series 2003-HE1, Class M1, 1-Month LIBOR + 0.98%, 3.07% (B), 11/25/2033	655,869	644,735
Series 2004-HE4, Class M2, 1-Month LIBOR + 0.98%, 3.07% (B), 12/25/2034	255,446	248,395
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 08/12/2022 (A)	289,000	291,267
Series 2016-4, Class C, 2.91%, 02/13/2023 (A)	284,000	283,379
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (A)	150,000	165,295
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (A)	175,000	194,871
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (A)	235,509	233,230
Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (A)	292,500	312,474
Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (A)	700,000	732,551
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (A)	400,000	437,842
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	450,000	441,556

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B, 1.83%, 12/08/2021	$ 500,000	$ 491,879
Series 2017-1, Class B, 2.30%, 02/18/2022	235,000	232,368
Series 2017-1, Class C, 2.71%, 08/18/2022	127,000	125,551
Series 2017-1, Class D, 3.13%, 01/18/2023	284,000	281,439
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-10, Class M2, 1-Month LIBOR + 2.55%, 4.64% (B), 12/25/2033	398,731	391,473
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (A) (C)	1,500,000	1,500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 4.67% (B), 01/25/2034	385,412	379,283
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 4.69% (B), 01/25/2034	464,554	455,683
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1, 1-Month LIBOR + 0.98%, 3.07% (B), 11/25/2033	621,882	614,446
Series 2003-HE6, Class M2, 1-Month LIBOR + 2.48%, 4.57% (B), 11/25/2033	618,950	624,008
Series 2003-HE6, Class M3, 1-Month LIBOR + 3.00%, 5.09% (B), 11/25/2033	571,196	564,641
Series 2004-HE1, Class M1, 1-Month LIBOR + 1.05%, 3.12% (B), 01/15/2034	483,010	481,427
Series 2004-HE3, Class M2, 1-Month LIBOR + 1.68%, 3.77% (B), 06/25/2034	845,756	840,470
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (A)	136,762	135,948
B2R Mortgage Trust Series 2015-1, Class A1, 2.52%, 05/15/2048 (A)	145,566	143,609
Series 2015-2, Class A, 3.34%, 11/15/2048 (A)	780,952	776,502
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (A) (C)	22,291	22,148
Bayview Financial Acquisition Trust Series 2004-C, Class M3, 1-Month LIBOR + 1.95%, 4.05% (B), 05/28/2044	736,564	744,380

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (A)	$ 211,514	$ 210,436
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 3.89% (B), 06/25/2034	212,139	209,597
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 3.97% (B), 08/25/2034	486,683	485,026
Bear Stearns Asset-Backed Securities Trust Series 2003-2, Class M1, 1-Month LIBOR + 1.80%, 3.89% (B), 03/25/2043	714,223	711,757
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 02/15/2033 (A)	944,392	945,995
Series 2018-2, Class A, 4.45%, 06/15/2033 (A) (D)	1,185,000	1,184,980
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (A)	21,764	21,392
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C)	1,016,692	1,014,469
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (A)	1,785,000	1,780,003
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 06/15/2021 (A)	21,241	21,208
CarMax Auto Owner Trust Series 2016-3, Class C, 2.20%, 06/15/2022	850,000	829,512
Series 2017-3, Class D, 3.46%, 10/16/2023	906,000	898,818
CarNow Auto Receivables Trust Series 2016-1A, Class B, 3.49%, 02/15/2021 (A)	240,466	240,198
Series 2017-1A, Class A, 2.92%, 09/15/2022 (A)	309,736	308,279
Centex Home Equity Loan Trust Series 2004-A, Class M1, 1-Month LIBOR + 0.60%, 2.69% (B), 01/25/2034	1,145,819	1,137,715
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.65% (B), 02/25/2033	258,024	246,488
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 2.69% (B), 07/25/2033	576,894	558,237
CHEC Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 0.98%, 3.07% (B), 07/25/2034	286,867	277,727

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (A)	$ 318,373	$ 316,317
Citi Held For Asset Issuance Series 2016-MF1, Class A, 4.48%, 08/15/2022 (A)	1,188	1,188
Series 2016-MF1, Class B, 6.64%, 08/15/2022 (A)	650,000	655,200
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 01/15/2024 (A)	665,084	662,563
Continental Credit Card Series 2016-1A, Class A, 4.56%, 01/15/2023 (A)	133,682	133,160
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 3.00% (B), 06/25/2040 (A)	251,488	22,530
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M1, 1-Month LIBOR + 0.75%, 2.84% (B), 02/25/2034	696,391	691,324
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1-Month LIBOR + 0.95%, 3.04% (B), 01/25/2035	372,927	372,261
CPS Auto Receivables Trust Series 2014-C, Class C, 3.77%, 08/17/2020 (A)	100,000	100,454
Series 2014-D, Class C, 4.35%, 11/16/2020 (A)	100,000	101,108
Series 2015-A, Class C, 4.00%, 02/16/2021 (A)	100,000	100,974
Series 2016-A, Class B, 3.34%, 05/15/2020 (A)	402,729	403,402
Series 2016-C, Class C, 3.27%, 06/15/2022 (A)	560,000	560,724
Series 2017-C, Class C, 2.86%, 06/15/2023 (A)	1,150,000	1,138,653
Series 2017-C, Class D, 3.79%, 06/15/2023 (A)	791,000	789,646
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A, 2.40%, 02/15/2023 (A)	34,247	34,245
Series 2017-1A, Class A, 2.56%, 10/15/2025 (A)	360,000	357,979
Series 2017-1A, Class B, 3.04%, 12/15/2025 (A)	250,000	248,674
Series 2017-1A, Class C, 3.48%, 02/17/2026 (A)	250,000	247,821
Series 2017-2A, Class B, 3.02%, 04/15/2026 (A)	1,380,000	1,354,134
Series 2017-2A, Class C, 3.35%, 06/15/2026 (A)	250,000	246,104
Series 2018-1A, Class A, 3.01%, 02/16/2027 (A)	559,000	553,626

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1, 1-Month LIBOR + 1.05%, 3.14% (B), 12/25/2033	$ 753,872	$ 741,858
Series 2004-CB2, Class M1, 1-Month LIBOR + 0.78%, 2.87% (B), 07/25/2033	828,803	783,449
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M5, 1-Month LIBOR + 1.91%, 4.00% (B), 08/25/2034	342,562	341,365
Diamond Resorts Owner Trust Series 2017-1A, Class A, 3.27%, 10/22/2029 (A)	542,102	528,786
Drive Auto Receivables Trust
Series 2015-AA, Class D, 4.12%, 07/15/2022 (A)	294,000	296,875
Series 2015-BA, Class D, 3.84%, 07/15/2021 (A)	400,000	402,345
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	290,548
Series 2016-CA, Class D, 4.18%, 03/15/2024 (A)	602,000	609,494
Series 2017-1, Class C, 2.84%, 04/15/2022	643,000	642,024
Series 2017-1, Class D, 3.84%, 03/15/2023	1,130,000	1,139,554
Series 2017-2, Class C, 2.75%, 09/15/2023	1,021,000	1,018,723
Series 2017-3, Class D, 3.53%, 12/15/2023 (A)	1,500,000	1,494,353
Series 2017-AA, Class B, 2.51%, 01/15/2021 (A)	102,807	102,762
Series 2017-AA, Class C, 2.98%, 01/18/2022 (A)	260,000	260,022
Series 2017-AA, Class D, 4.16%, 05/15/2024 (A)	346,000	350,259
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022 (C)	600,000	599,340
DT Auto Owner Trust
Series 2016-4A, Class B, 2.02%, 08/17/2020 (A)	29,848	29,837
Series 2016-4A, Class D, 3.77%, 10/17/2022 (A)	309,600	310,744
Series 2017-1A, Class D, 3.55%, 11/15/2022 (A)	315,000	314,900
Series 2017-2A, Class C, 3.03%, 01/17/2023 (A)	549,000	547,718
Series 2017-3A, Class D, 3.58%, 05/15/2023 (A)	302,000	301,105
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (A)	147,306	145,607
Exeter Automobile Receivables Trust
Series 2014-2A, Class C, 3.26%, 12/16/2019 (A)	12,210	12,217

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2016-1A, Class C, 5.52%, 10/15/2021 (A)	$ 445,000	$ 455,416
Series 2016-2A, Class A, 2.21%, 07/15/2020 (A)	13,687	13,684
Series 2016-3A, Class A, 1.84%, 11/16/2020 (A)	181,280	180,926
Series 2016-3A, Class B, 2.84%, 08/16/2021 (A)	226,000	225,783
Series 2017-1A, Class C, 3.95%, 12/15/2022 (A)	165,000	165,510
Series 2017-3A, Class A, 2.05%, 12/15/2021 (A)	231,819	230,563
Series 2017-3A, Class C, 3.68%, 07/17/2023 (A)	910,000	910,015
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4, 1-Month LIBOR + 0.20%, 2.29% (B), 02/25/2036	106,803	106,577
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/2020 (A)	52,090	51,996
Series 2017-2A, Class B, 2.65%, 11/15/2022 (A)	667,000	658,714
Series 2017-2A, Class C, 3.00%, 08/15/2023 (A)	1,500,000	1,468,328
Series 2017-3A, Class A2, 2.41%, 12/15/2022 (A)	615,000	606,484
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (A)	409,699	407,497
Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (A)	240,000	239,341
Flagship Credit Auto Trust
Series 2014-2, Class B, 2.84%, 11/16/2020 (A)	32,105	32,117
Series 2014-2, Class C, 3.95%, 12/15/2020 (A)	66,000	66,384
Series 2015-3, Class A, 2.38%, 10/15/2020 (A)	127,669	127,512
Series 2015-3, Class B, 3.68%, 03/15/2022 (A)	189,000	190,150
Series 2015-3, Class C, 4.65%, 03/15/2022 (A)	126,000	128,124
Series 2016-1, Class A, 2.77%, 12/15/2020 (A)	102,932	102,960
Series 2016-1, Class C, 6.22%, 06/15/2022 (A)	600,000	624,237
Series 2016-4, Class C, 2.71%, 11/15/2022 (A)	423,000	418,629
Freedom Financial Series 2018-1, Class A, 3.61%, 07/18/2024 (A)	926,000	925,922
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (A)	42,519	42,519

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GLS Auto Receivables Trust (continued)
Series 2016-1A, Class B, 4.39%, 01/15/2021 (A)	$ 240,000	$ 241,680
Series 2017-1A, Class B, 2.98%, 12/15/2021 (A)	800,000	794,068
GMAT Trust Series 2013-1A, Class A, 6.97% (B), 11/25/2043 (A)	34,520	34,553
GO Financial Auto Securitization Trust Series 2015-2, Class B, 4.80%, 08/17/2020 (A)	2,806	2,808
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	117,689	116,253
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (A)	316,837	317,372
Goodgreen Trust
Series 2017, Class R1, 5.00%, 10/20/2051 (C)	1,176,231	1,156,706
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	189,701	190,073
Headlands Residential LLC Series 2018, 4.25% (B), 06/25/2023	1,565,000	1,556,919
Hero Funding Trust
Series 2016-3A, Class A1, 3.08%, 09/20/2042 (A)	247,741	243,636
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	657,835	673,051
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	210,772	207,003
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.38% (B), 08/25/2033	868,821	873,164
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 2.95% (B), 08/25/2034	838,594	830,786
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 4.68% (B), 11/25/2034	238,456	219,163
Series 2006-B, Class 2A3,
1-Month LIBOR + 0.19%, 2.28% (B), 06/25/2036	594,619	578,503
Independent National Mortgage Corp. Home Equity Loan Asset Trust Series 2004-C, Class M1, 1-Month LIBOR + 0.84%, 2.93% (B), 03/25/2035	830,776	831,562
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 03/15/2022 (A)	1,960,000	1,978,774

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A, 0.86% (B), 08/25/2038 (A)	$ 940,212	$ 22,500
Series 2013-2, Class A, 1.64% (B), 03/25/2039 (A)	880,525	36,699
Series 2014-2, Class A, 2.98% (B), 04/25/2040 (A)	402,407	32,334
LendingClub Issuance Trust Series 2016-NP2, Class A, 3.00%, 01/17/2023 (A)	23,355	23,340
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025 (A)	454,000	449,453
Series 2017-1A, Class B, 3.77%, 12/22/2025 (A)	1,930,000	1,927,922
Series 2017-1A, Class C, 5.41%, 12/22/2025 (A)	1,200,000	1,229,557
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 2.99% (B), 07/25/2034	734,096	732,620
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 3.70% (B), 07/25/2034	225,016	225,551
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 2.99% (B), 10/25/2034	721,868	722,637
LV Tower 52 Series 2013-1, Class A, 5.75%, 02/15/2023 (A) (C)	966,509	966,509
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 02/20/2029 (A)	782,000	784,469
Marlette Funding Trust
Series 2016-1A, Class A, 3.06%, 01/17/2023 (A)	29,388	29,387
Series 2017-1A, Class A, 2.83%, 03/15/2024 (A)	310,527	310,433
Series 2017-2A, Class A, 2.39%, 07/15/2024 (A)	1,061,408	1,059,097
Series 2018-1A, Class A, 2.61%, 03/15/2028 (A)	708,094	706,066
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 2.99% (B), 09/25/2034	156,053	152,145
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 2.84% (B), 12/25/2034	243,759	245,285
Meritage Mortgage Loan Trust Series 2003-1, Class M2, 1-Month LIBOR + 2.33%, 4.42% (B), 11/25/2033	696,404	695,151
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 3.05% (B), 09/25/2034	926,583	935,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley ABS Capital I, Inc. Trust (continued)
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 2.92% (B), 12/25/2033	$ 281,670	$ 280,466
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 3.02% (B), 07/25/2034	383,284	386,459
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.59% (B), 09/25/2034	594,835	581,488
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 1-Month LIBOR + 0.98%, 3.07% (B), 02/25/2033	738,773	723,754
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 05/25/2027 (A)	100,000	99,217
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 3.10% (B), 08/25/2034	464,490	463,647
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 4.12% (B), 08/25/2034	278,702	280,044
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 2.86% (B), 02/25/2035	907,105	901,744
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (A)	500,000	495,328
Series 2016-T2, Class CT2, 3.51%, 10/15/2049 (A)	375,000	370,895
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 04/18/2022	645,000	636,179
NovaStar Mortgage Funding Trust Series 2003-3, Class M1, 1-Month LIBOR + 1.13%, 3.08% (B), 12/25/2033	368,556	369,598
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (A)	1,204,000	1,204,778
Series 2016-T1, Class CT1, 3.61%, 08/17/2048 (A)	490,388	490,089
Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (A)	526,316	527,107
Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (A)	246,000	245,707
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (A)	312,000	312,186
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A, 2.04%, 01/15/2021 (A)	1,764	1,764
Series 2017-2A, Class C, 2.82%, 07/15/2024 (A)	1,315,000	1,294,693

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 03/18/2026 (A)	$ 483,948	$ 484,987
Series 2015-2A, Class A, 2.57%, 07/18/2025 (A)	142,047	142,013
Series 2015-2A, Class B, 3.10%, 07/18/2025 (A)	279,000	279,027
Series 2016-1A, Class A, 3.66%, 02/20/2029 (A)	515,000	518,230
Oportun Funding III LLC Series 2016-B, Class A, 3.69%, 07/08/2021 (A)	571,000	570,886
Oportun Funding VI LLC
Series 2017-A, Class A, 3.23%, 06/08/2023 (A)	357,000	351,185
Series 2017-A, Class B, 3.97% (B), 06/08/2023 (A)	1,000,000	987,683
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (A)	308,000	303,631
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (A)	655,000	652,257
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-6, Class A2, 1-Month LIBOR + 0.66%, 2.75% (B), 11/25/2033	482,410	472,935
Option One Mortgage Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 1.65%, 3.74% (B), 01/25/2034	640,897	623,087
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M4, 1-Month LIBOR + 1.25%, 3.34% (B), 01/25/2036	500,000	502,348
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33% (B), 12/30/2032 (A)	966,070	961,842
Series 2018-NPL2, Class A1, 3.70% (B), 03/27/2033 (A)	937,914	934,950
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (A)	1,385,957	1,366,576
Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (A)	327,000	323,150
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (A)	1,661,892	1,645,123
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (A)	250,000	252,984
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (A)	200,000	205,652
Series 2017-SFR1, Class A, 2.77%, 08/17/2034 (A)	167,462	161,988
Series 2017-SFR1, Class C, 3.32%, 08/17/2034 (A)	2,000,000	1,947,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 06/15/2023 (A)	$ 112,028	$ 112,030
Series 2017-2A, Class A, 2.41%, 09/15/2023 (A)	215,875	215,491
Series 2017-3A, Class A, 2.36%, 11/15/2023 (A)	511,432	509,310
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (A)	2,090,000	2,080,530
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 3.07% (B), 06/25/2035	1,250,000	1,251,427
Series 2006-RZ2, Class A3,
1-Month LIBOR + 0.27%, 2.36% (B), 05/25/2036	764,189	754,020
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.44% (B), 08/25/2036	1,100,000	1,079,471
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 2.74% (B), 03/25/2035	581,534	583,110
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.55% (B), 10/25/2035	1,036,442	1,039,092
RBSHD Trust Series 2013-1A, Class A, 7.69% (B), 10/25/2047 (A) (C)	108,092	104,026
Renaissance Home Equity Loan Trust Series 2003-2, Class A, 1-Month LIBOR + 0.88%, 2.97% (B), 08/25/2033	891,105	869,510
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	260,527	258,645
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (A) (C)	1,036,313	1,037,246
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 02/15/2023 (A)	1,560,000	1,577,566
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (A)	839,000	836,397
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 3.82% (B), 02/25/2034	445,072	444,426
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 3.07% (B), 08/25/2034	610,541	603,001
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 01/18/2022 (A)	23,911	23,907

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
SoFi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (A)	$ 166,537	$ 166,238
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 2.77% (B), 06/25/2035	884,848	882,844
Series 2006-OPT3, Class 2A3,
1-Month LIBOR + 0.17%, 2.26% (B), 06/25/2036	308,299	306,805
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1-Month LIBOR + 0.90%, 2.99% (B), 11/25/2034	663,050	636,632
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	377,479	376,083
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (A)	483,692	483,506
SPS Servicer Advance Receivables Trust Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (A)	700,000	703,206
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 3.07% (B), 11/25/2033	183,521	176,469
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 4.04% (B), 07/25/2034	28,347	28,113
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 1-Month LIBOR + 0.17%, 2.26% (B), 01/25/2037	355,414	347,580
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (A) (C)	1,266,245	1,266,942
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (A)	352,203	340,840
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A, 3.35% (B), 11/27/2037 (A)	1,380,089	1,373,799
Series 2017-1IV, Class A, 3.35% (B), 11/27/2037 (A)	692,559	685,405
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 06/20/2024 (A)	167,642	167,301
Vericrest Opportunity Loan Trust Series 2018-NPL2, Class A1, 4.34% (B), 05/25/2048 (A)	968,452	968,040
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	100,000	99,377
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,001,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/02/2024 (A) (C)	$ 840,000	$ 840,000
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50% (B), 02/25/2047 (A)	70,994	70,986
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25% (B), 05/25/2047 (A)	194,388	192,958
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50% (B), 03/25/2047 (A)	247,656	246,808
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50% (B), 03/25/2047 (A)	578,371	577,020
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38% (B), 04/25/2047 (A)	315,357	314,440
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38% (B), 05/28/2047 (A)	211,985	211,631
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25% (B), 06/25/2047 (A)	325,245	323,429
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13% (B), 06/25/2047 (A)	360,641	358,125
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (B), 10/25/2047 (A)	1,480,134	1,473,332
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38% (B), 06/25/2048 (A)	1,113,000	1,113,000
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (B), 11/27/2045 (A)	87,986	88,677
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A, 1-Month LIBOR + 0.30%, 2.39% (B), 04/25/2034	789,902	772,949
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	329,177	326,001
Westlake Automobile Receivables Trust
Series 2015-3A, Class D, 4.40%, 05/17/2021 (A)	250,000	250,921
Series 2016-2A, Class D, 4.10%, 06/15/2021 (A)	180,000	181,579
Series 2016-3A, Class C, 2.46%, 01/18/2022 (A)	863,000	859,387
Series 2017-1A, Class C, 2.70%, 10/17/2022 (A)	216,000	215,087
Series 2017-2A, Class C, 2.59%, 12/15/2022 (A)	1,231,000	1,217,934

		132,206,033

Total Asset-Backed Securities (Cost $132,778,243)		134,180,167

	Principal	Value
CORPORATE DEBT SECURITIES - 22.7%
Australia - 0.5%
APT Pipelines, Ltd. 4.25%, 07/15/2027 (A)	$ 216,000	$ 211,682
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (A)	400,000	392,118
Fixed until 06/15/2026, 6.75% (B), 06/15/2026 (A) (E)	450,000	457,313
BHP Billiton Finance USA, Ltd. 4.13%, 02/24/2042	70,000	69,491
5.00%, 09/30/2043	55,000	61,711
Commonwealth Bank of Australia 2.50%, 09/18/2022 (A)	300,000	287,498
3.45%, 03/16/2023 (A)	250,000	247,402
3.90%, 03/16/2028 (A)	250,000	247,333
4.50%, 12/09/2025 (A)	200,000	198,490
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (A)	184,000	172,165
Macquarie Bank, Ltd. 2.60%, 06/24/2019 (A)	182,000	181,444
2.85%, 07/29/2020 (A)	150,000	148,696
4.00%, 07/29/2025 (A)	150,000	148,616
Macquarie Group, Ltd.
Fixed until 11/28/2022, 3.19% (B), 11/28/2023 (A)	515,000	491,382
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	593,000	547,210
6.00%, 01/14/2020 (A)	360,000	374,382
6.25%, 01/14/2021 (A)	80,000	84,840
National Australia Bank, Ltd. 3.38%, 01/14/2026	250,000	242,070
Newcrest Finance Pty, Ltd. 5.75%, 11/15/2041 (A)	128,000	131,640
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (A)	300,000	289,300
Westpac Banking Corp. 2.00%, 03/03/2020 (A)	304,000	299,084
2.50%, 06/28/2022	220,000	211,449
2.75%, 01/11/2023	295,000	281,336
3.40%, 01/25/2028	250,000	238,156
3.65%, 05/15/2023	205,000	205,198
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	760,000	732,267

		6,952,273

Bermuda - 0.0% (F)
Athene Holding, Ltd. 4.13%, 01/12/2028	270,000	248,983

Canada - 1.1%
Air Canada Pass-Through Trust 3.30%, 07/15/2031 (A)	344,000	330,715
3.55%, 07/15/2031 (A)	248,000	237,720
3.60%, 09/15/2028 (A)	301,876	292,125
4.13%, 11/15/2026 (A)	205,768	206,242
Anadarko Finance Co. 7.50%, 05/01/2031	190,000	235,350
Bank of Montreal 2.35%, 09/11/2022, MTN	397,000	379,983
2.38%, 01/25/2019, MTN	70,000	69,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Bank of Montreal (continued)
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	$ 365,000	$ 338,103
Bank of Nova Scotia 1.85%, 04/14/2020 (G)	400,000	392,806
2.45%, 09/19/2022	200,000	191,896
2.50%, 01/08/2021	765,000	752,268
3.13%, 04/20/2021	790,000	785,921
Barrick Gold Corp. 6.45%, 10/15/2035	180,000	214,301
Brookfield Finance, Inc. 3.90%, 01/25/2028	118,000	111,554
4.70%, 09/20/2047	147,000	139,110
Canadian Imperial Bank of Commerce 2.25%, 07/21/2020 (A)	200,000	196,977
2.55%, 06/16/2022	120,000	116,062
2.70%, 02/02/2021	885,000	871,449
Canadian Natural Resources, Ltd. 3.80%, 04/15/2024	100,000	99,113
5.85%, 02/01/2035	150,000	166,715
6.45%, 06/30/2033	110,000	128,835
7.20%, 01/15/2032	50,000	61,664
Canadian Pacific Railway Co. 2.90%, 02/01/2025	468,000	445,553
6.13%, 09/15/2115	17,000	20,424
7.13%, 10/15/2031	150,000	190,159
CDP Financial, Inc. 4.40%, 11/25/2019 (A)	250,000	255,643
Cenovus Energy, Inc. 4.25%, 04/15/2027 (G)	400,000	385,278
6.75%, 11/15/2039	295,000	323,957
CNOOC Nexen Finance ULC 4.25%, 04/30/2024	209,000	211,341
Enbridge, Inc. 3.70%, 07/15/2027	54,000	51,171
4.50%, 06/10/2044	100,000	91,651
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	615,000	578,526
Encana Corp. 6.50%, 08/15/2034	135,000	153,947
7.20%, 11/01/2031	100,000	120,647
8.13%, 09/15/2030	100,000	127,727
Fortis, Inc. 3.06%, 10/04/2026	751,000	684,239
Hydro-Quebec 8.40%, 01/15/2022	40,000	46,349
9.40%, 02/01/2021	220,000	253,811
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (B), 02/24/2032	695,000	659,120
Nutrien, Ltd. 3.38%, 03/15/2025	120,000	112,936
4.13%, 03/15/2035	200,000	185,211
Ontario Teachers’ Cadillac Fairview Properties Trust 3.13%, 03/20/2022 (A)	200,000	197,359
3.88%, 03/20/2027 (A)	201,000	198,557

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Petro-Canada 5.35%, 07/15/2033	$ 50,000	$ 54,885
7.88%, 06/15/2026	86,000	105,206
Royal Bank of Canada 1.88%, 02/05/2020	600,000	590,550
2.00%, 10/01/2018 - 12/10/2018	245,000	244,742
4.65%, 01/27/2026, MTN	103,000	104,497
Suncor Energy, Inc. 5.95%, 12/01/2034	300,000	348,834
Toronto-Dominion Bank 1.75%, 07/23/2018, MTN	57,000	56,988
2.25%, 11/05/2019, MTN	16,000	15,876
2.50%, 12/14/2020, MTN	200,000	196,777
3.25%, 06/11/2021 (G)	870,000	869,740
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	117,000	110,109
TransCanada PipeLines, Ltd. 2.50%, 08/01/2022	30,000	28,822
3.75%, 10/16/2023	35,000	35,124
4.25%, 05/15/2028	530,000	531,666
4.63%, 03/01/2034	115,000	114,901
4.88%, 01/15/2026	162,000	169,413
6.20%, 10/15/2037	100,000	114,324
7.25%, 08/15/2038	100,000	126,461
Vale Canada, Ltd. 7.20%, 09/15/2032	140,000	151,900

		15,583,242

Cayman Islands - 0.1%
CK Hutchison International 16, Ltd. 1.88%, 10/03/2021 (A)	200,000	190,039
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/08/2022 (A)	200,000	196,868
Tencent Holdings, Ltd. 3.60%, 01/19/2028 (A)	355,000	335,837
Vale Overseas, Ltd.
6.25%, 08/10/2026	42,000	45,486
6.88%, 11/21/2036	330,000	370,491
XLIT, Ltd. 6.38%, 11/15/2024	100,000	112,317

		1,251,038

China - 0.0% (F)
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	240,462

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	107,000	103,790
5.38%, 06/26/2026	116,000	119,016
5.88%, 09/18/2023	62,000	65,720

		288,526

Denmark - 0.1%
Danske Bank A/S
2.70%, 03/02/2022 (A) (G)	200,000	194,053
3.88%, 09/12/2023 (A)	620,000	615,187

		809,240

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.3%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	$ 200,000	$ 187,831
BNP Paribas SA 3.80%, 01/10/2024 (A)	300,000	293,254
BPCE SA
2.75%, 01/11/2023 (A)	250,000	238,883
3.25%, 01/11/2028 (A)	500,000	464,841
3.38%, 12/02/2026, MTN	270,000	255,114
4.63%, 07/11/2024 (A)	200,000	197,481
Credit Agricole SA
3.75%, 04/24/2023 (A)	395,000	387,000
4.13%, 01/10/2027 (A)	250,000	241,866
Fixed until 09/23/2019, 6.63% (B), 09/23/2019 (A) (E)	200,000	200,000
Fixed until 12/23/2025, 8.13% (B), 12/23/2025 (A) (E)	200,000	211,750
Electricite de France SA
2.15%, 01/22/2019 (A)	140,000	139,577
4.88%, 01/22/2044 (A)	125,000	126,134
6.00%, 01/22/2114 (A)	350,000	364,819
Societe Generale SA
4.25%, 04/14/2025 (A)	200,000	191,990
Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (E)	300,000	305,250
Total Capital International SA 2.75%, 06/19/2021	300,000	297,754

		4,103,544

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	133,000	123,463
3.95%, 02/27/2023	375,000	360,076
4.10%, 01/13/2026 (G)	100,000	92,907
4.25%, 10/14/2021	503,000	495,892

		1,072,338

Guernsey, Channel Islands - 0.0% (F)
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	350,000	336,619

Ireland - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	144,177
3.50%, 01/15/2025	1,100,000	1,031,896
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	761,457
3.37%, 11/15/2025	250,000	239,956
4.42%, 11/15/2035	2,470,000	2,392,886
Johnson Controls International PLC
3.63% (H), 07/02/2024	23,000	22,679
3.75%, 12/01/2021	36,000	36,303
4.95% (H), 07/02/2064	147,000	139,795
5.00%, 03/30/2020	60,000	61,725
5.25%, 12/01/2041	75,000	77,717
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	719,000	676,431
3.20%, 09/23/2026	450,000	412,375

		5,997,397

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy - 0.1%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	$ 230,000	$ 230,423
3.88%, 07/14/2027 - 01/12/2028 (A)	1,075,000	925,315

		1,155,738

Japan - 0.4%
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026, 4.00% (B), 07/24/2026 (A) (E)	221,000	206,083
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (A)	171,000	167,493
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022 (G)	170,000	164,079
3.00%, 02/22/2022	74,000	72,650
3.78%, 03/02/2025	225,000	224,204
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (A)	200,000	191,796
Mitsubishi UFJ Trust & Banking Corp. 2.45%, 10/16/2019 (A)	300,000	297,498
Mizuho Bank, Ltd.
2.45%, 04/16/2019 (A)	200,000	199,379
3.60%, 09/25/2024 (A)	230,000	228,439
MUFG Bank, Ltd. 4.10%, 09/09/2023 (A)	200,000	204,208
ORIX Corp.
2.90%, 07/18/2022	126,000	122,583
3.25%, 12/04/2024	300,000	286,634
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	186,500
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	96,858
2.44%, 10/19/2021	127,000	122,638
2.63%, 07/14/2026	134,000	122,093
2.78%, 07/12/2022 - 10/18/2022	975,000	941,730
2.85%, 01/11/2022	250,000	244,177
3.10%, 01/17/2023	792,000	773,856
Sumitomo Mitsui Trust Bank, Ltd. 2.05%, 10/18/2019 (A)	350,000	345,131

		5,198,029

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	264,693
3.85%, 06/15/2024	164,000	161,048
4.55%, 03/15/2035	345,000	326,423
Covidien International Finance SA 2.95%, 06/15/2023	68,000	66,692
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	60,000	59,493
Nvent Finance Sarl 4.55%, 04/15/2028 (A)	187,000	183,479
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	67,219
3.30%, 09/14/2021 (A)	23,000	23,014

		1,152,061

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	196,563
5.00%, 03/30/2020	150,000	154,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	$ 150,000	$ 150,205
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	200,000	178,200
Petroleos Mexicanos
4.63%, 09/21/2023	233,000	229,738
4.88%, 01/18/2024	65,000	64,166
5.35%, 02/12/2028 (A)	85,000	80,478
6.35%, 02/12/2048 (A)	159,000	143,497
6.38%, 02/04/2021 - 01/23/2045	279,000	269,189
6.50%, 03/13/2027	609,000	624,481
6.63%, 06/15/2035	100,000	97,750
6.75%, 09/21/2047	209,000	197,066
6.88%, 08/04/2026	374,000	393,074

		2,778,550

Netherlands - 0.5%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	500,000	491,899
2.50%, 10/30/2018 (A)	200,000	199,957
4.75%, 07/28/2025 (A)	300,000	298,266
Airbus Finance BV 2.70%, 04/17/2023 (A)	64,000	61,838
Airbus SE
3.15%, 04/10/2027 (A)	188,000	179,757
3.95%, 04/10/2047 (A)	150,000	147,156
Cooperatieve Rabobank UA
3.75%, 07/21/2026	300,000	280,840
4.38%, 08/04/2025	250,000	245,108
4.63%, 12/01/2023	250,000	251,818
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	145,657
3.60%, 01/19/2027 (A)	10,000	9,430
4.38%, 06/21/2028 (A)	460,000	456,360
EDP Finance BV
3.63%, 07/15/2024 (A) (G)	200,000	191,496
5.25%, 01/14/2021 (A)	380,000	391,602
Enel Finance International NV
3.50%, 04/06/2028 (A)	465,000	417,837
3.63%, 05/25/2027 (A)	220,000	201,237
Heineken NV 3.40%, 04/01/2022 (A)	150,000	150,580
ING Bank NV
1.65%, 08/15/2019 (A)	220,000	216,701
5.80%, 09/25/2023 (A)	285,000	301,995
ING Groep NV 3.95%, 03/29/2027	271,000	264,489
Mylan NV 3.95%, 06/15/2026	97,000	92,635
Shell International Finance BV
2.13%, 05/11/2020	140,000	138,322
3.25%, 05/11/2025	345,000	338,037
3.75%, 09/12/2046	421,000	391,342
4.13%, 05/11/2035	256,000	259,675
Siemens Financieringsmaatschappij NV
2.00%, 09/15/2023 (A)	350,000	325,082
3.13%, 03/16/2024 (A)	250,000	244,144

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/2023	$ 358,000	$ 309,223

		7,002,483

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (A)	200,000	198,951
3.45%, 07/17/2027 (A)	222,000	212,391
BNZ International Funding, Ltd. 2.65%, 11/03/2022 (A)	550,000	526,798

		938,140

Norway - 0.0% (F)
Equinor ASA
2.45%, 01/17/2023	58,000	55,931
2.65%, 01/15/2024	143,000	137,126
3.15%, 01/23/2022	51,000	51,061
3.25%, 11/10/2024	61,000	60,063

		304,181

Republic of Korea - 0.0% (F)
Korea Gas Corp. 1.88%, 07/18/2021 (A)	200,000	190,105
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (A)	200,000	197,085

		387,190

Singapore - 0.0% (F)
BOC Aviation, Ltd. 2.75%, 09/18/2022 (A)	210,000	199,607

Spain - 0.1%
Banco Santander SA
3.85%, 04/12/2023	600,000	586,795
4.38%, 04/12/2028	200,000	191,225
Telefonica Emisiones SAU
4.10%, 03/08/2027	163,000	157,635
4.67%, 03/06/2038	290,000	271,256
5.13%, 04/27/2020	102,000	105,226

		1,312,137

Sweden - 0.1%
Nordea Bank AB 4.25%, 09/21/2022 (A)	200,000	202,849
4.88%, 01/27/2020 (A)	200,000	205,382
Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020 (A)	580,000	571,416
Stadshypotek AB 1.88%, 10/02/2019 (A)	250,000	247,048
Swedbank AB 2.80%, 03/14/2022 (A)	695,000	680,288

		1,906,983

Switzerland - 0.3%
Credit Suisse AG 2.30%, 05/28/2019, MTN	250,000	248,798
5.30%, 08/13/2019, MTN	100,000	102,542
Credit Suisse Group AG 3.57%, 01/09/2023 (A)	750,000	734,649
Fixed until 01/12/2028, 3.87% (B), 01/12/2029 (A)	250,000	235,082
4.28%, 01/09/2028 (A)	580,000	564,193

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	$ 1,140,000	$ 1,091,112
3.49%, 05/23/2023 (A)	615,000	601,233
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	396,538

		3,974,147

United Kingdom - 1.2%
Anglo American Capital PLC 3.63%, 09/11/2024 (A)	235,000	222,500
4.00%, 09/11/2027 (A)	250,000	232,755
Aon PLC 3.50%, 06/14/2024	200,000	194,546
BAE Systems PLC 5.80%, 10/11/2041 (A)	25,000	28,858
Barclays PLC 3.65%, 03/16/2025	200,000	187,326
3.68%, 01/10/2023	458,000	445,387
4.34%, 01/10/2028	473,000	449,246
Fixed until 05/16/2023, 4.34% (B), 05/16/2024	600,000	592,582
4.38%, 01/12/2026	500,000	485,632
BAT International Finance PLC 2.75%, 06/15/2020 (A)	250,000	247,273
BP Capital Markets PLC 3.02%, 01/16/2027	430,000	407,006
3.22%, 04/14/2024	280,000	274,734
3.25%, 05/06/2022	227,000	226,285
3.54%, 11/04/2024	230,000	228,226
3.81%, 02/10/2024	92,000	92,939
HSBC Bank PLC 4.75%, 01/19/2021 (A)	240,000	247,726
HSBC Holdings PLC 2.65%, 01/05/2022	403,000	390,197
Fixed until 03/13/2022, 3.26% (B), 03/13/2023	1,275,000	1,248,891
Fixed until 05/18/2023, 3.95% (B), 05/18/2024	520,000	518,138
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	679,557
4.25%, 08/18/2025	200,000	196,357
4.38%, 11/23/2026	200,000	196,599
Fixed until 06/19/2028, 4.58% (B), 06/19/2029	490,000	494,917
4.88%, 01/14/2022	100,000	104,256
Fixed until 03/30/2025, 6.38% (B), 03/30/2025 (E)	295,000	289,469
Invesco Finance PLC 3.75%, 01/15/2026	62,000	60,948
4.00%, 01/30/2024	74,000	74,436
Lloyds Banking Group PLC
Fixed until 11/07/2027, 3.57% (B), 11/07/2028	855,000	788,849
3.75%, 01/11/2027	317,000	299,645
4.38%, 03/22/2028	221,000	218,020
4.58%, 12/10/2025	200,000	196,052
Nationwide Building Society Fixed until 03/08/2028, 4.30% (B), 03/08/2029 (A) (G)	675,000	649,905

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Reckitt Benckiser Treasury Services PLC 2.75%, 06/26/2024 (A)	$ 665,000	$ 628,253
Royal Bank of Scotland Group PLC
Fixed until 05/15/2022, 3.50% (B), 05/15/2023	1,263,000	1,223,478
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	235,000	235,168
Santander UK Group Holdings PLC 3.13%, 01/08/2021	150,000	147,921
Fixed until 01/05/2023, 3.37% (B), 01/05/2024	475,000	456,727
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	459,058
4.75%, 09/15/2025 (A)	220,000	214,833
Standard Chartered PLC 4.05%, 04/12/2026 (A)	200,000	193,589
5.20%, 01/26/2024 (A)	210,000	214,253
Vodafone Group PLC 4.13%, 05/30/2025	483,000	481,163
4.38%, 05/30/2028	300,000	296,434
5.00%, 05/30/2038	516,000	508,822
5.25%, 05/30/2048	367,000	365,984
6.25%, 11/30/2032	180,000	201,904

		16,596,844

United States - 16.9%
21st Century Fox America, Inc. 6.15%, 02/15/2041	150,000	179,246
6.55%, 03/15/2033	50,000	59,694
6.65%, 11/15/2037	100,000	124,127
9.50%, 07/15/2024	80,000	102,971
ABB Finance USA, Inc. 2.88%, 05/08/2022	23,000	22,590
3.80%, 04/03/2028	190,000	191,486
4.38%, 05/08/2042	12,000	12,308
Abbott Laboratories 3.75%, 11/30/2026	445,000	437,400
3.88%, 09/15/2025	129,000	128,586
AbbVie, Inc. 2.00%, 11/06/2018	161,000	160,524
3.20%, 05/14/2026	385,000	359,493
4.50%, 05/14/2035	510,000	496,369
AEP Texas, Inc. 3.95%, 06/01/2028 (A)	365,000	363,852
Aetna, Inc. 2.80%, 06/15/2023	84,000	80,038
3.88%, 08/15/2047	335,000	299,707
4.50%, 05/15/2042	10,000	9,807
6.75%, 12/15/2037	70,000	88,548
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	150,000	193,894
Air Lease Corp. 3.25%, 03/01/2025	405,000	375,765
Alabama Power Co. 3.55%, 12/01/2023	76,000	76,413
3.75%, 03/01/2045	25,000	23,276
4.10%, 01/15/2042	31,000	30,527
4.15%, 08/15/2044	24,000	23,687
6.00%, 03/01/2039	38,000	47,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Albemarle Corp. 5.45%, 12/01/2044	$ 100,000	$ 106,442
Allergan, Inc. 2.80%, 03/15/2023	129,000	121,801
3.38%, 09/15/2020	97,000	97,169
Allstate Corp. 3.15%, 06/15/2023	110,000	108,904
Altria Group, Inc. 2.63%, 09/16/2026	255,000	232,212
3.88%, 09/16/2046	365,000	320,716
Amazon.com, Inc. 2.80%, 08/22/2024	335,000	322,785
3.15%, 08/22/2027	525,000	502,787
3.88%, 08/22/2037	410,000	400,206
4.05%, 08/22/2047	175,000	171,431
4.25%, 08/22/2057	350,000	345,112
4.80%, 12/05/2034	117,000	128,190
American Airlines Pass-Through Trust 3.00%, 04/15/2030	450,794	423,365
3.65%, 02/15/2029 - 12/15/2029	604,675	588,047
3.70%, 04/15/2027 - 04/01/2028	462,701	448,198
4.95%, 07/15/2024	418,732	431,566
American Express Co. 2.65%, 12/02/2022	103,000	98,906
3.40%, 02/27/2023	545,000	538,673
3.63%, 12/05/2024	21,000	20,683
American Express Credit Corp. 1.80%, 07/31/2018, MTN	130,000	129,942
1.88%, 11/05/2018, MTN	39,000	38,915
2.13%, 03/18/2019	75,000	74,712
2.25%, 08/15/2019 - 05/05/2021, MTN	197,000	193,645
2.38%, 05/26/2020, MTN	216,000	212,865
2.60%, 09/14/2020, MTN	75,000	74,063
2.70%, 03/03/2022, MTN	60,000	58,578
American Honda Finance Corp. 2.25%, 08/15/2019, MTN	140,000	139,201
2.30%, 09/09/2026, MTN	40,000	36,339
2.90%, 02/16/2024, MTN	70,000	67,908
American International Group, Inc. 3.75%, 07/10/2025	69,000	66,649
3.88%, 01/15/2035	794,000	706,359
4.13%, 02/15/2024	145,000	145,668
4.20%, 04/01/2028	55,000	53,810
4.50%, 07/16/2044	60,000	55,874
American Tower Corp. 3.13%, 01/15/2027	145,000	129,588
3.38%, 10/15/2026	199,000	184,191
3.60%, 01/15/2028	355,000	328,931
American Water Capital Corp. 3.40%, 03/01/2025	59,000	58,197
3.85%, 03/01/2024	200,000	202,620
4.00%, 12/01/2046	91,000	88,579
Ameriprise Financial, Inc. 2.88%, 09/15/2026	190,000	177,309
Amgen, Inc. 2.60%, 08/19/2026	260,000	234,679
3.63%, 05/15/2022	30,000	30,178
4.40%, 05/01/2045	340,000	324,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amgen, Inc. (continued)
4.56%, 06/15/2048	$ 100,000	$ 98,274
5.70%, 02/01/2019	50,000	50,821
Anadarko Petroleum Corp. 3.45%, 07/15/2024	240,000	230,614
5.55%, 03/15/2026	265,000	284,005
Analog Devices, Inc. 3.13%, 12/05/2023	85,000	82,529
4.50%, 12/05/2036	140,000	139,521
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	134,000	128,358
Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	387,000	383,764
3.65%, 02/01/2026	900,000	881,049
4.70%, 02/01/2036	1,467,000	1,486,873
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 04/13/2028	250,000	249,419
4.38%, 04/15/2038	690,000	669,855
4.44%, 10/06/2048	255,000	245,393
4.60%, 04/15/2048	205,000	201,977
4.75%, 04/15/2058	50,000	48,838
ANR Pipeline Co. 9.63%, 11/01/2021	70,000	84,721
Anthem, Inc. 3.30%, 01/15/2023	21,000	20,630
3.50%, 08/15/2024	208,000	202,705
3.65%, 12/01/2027	475,000	449,962
4.10%, 03/01/2028	105,000	102,715
4.63%, 05/15/2042	50,000	48,467
4.65%, 08/15/2044	97,000	94,101
Apache Corp. 3.25%, 04/15/2022	14,000	13,762
4.75%, 04/15/2043	23,000	21,859
5.10%, 09/01/2040	90,000	88,553
6.00%, 01/15/2037	160,000	174,450
6.90%, 09/15/2018	50,000	50,356
Appalachian Power Co. 5.80%, 10/01/2035	25,000	29,288
6.70%, 08/15/2037	55,000	71,378
Apple, Inc. 2.15%, 02/09/2022	327,000	316,849
2.45%, 08/04/2026	1,005,000	922,431
2.75%, 01/13/2025	300,000	287,127
2.85%, 05/06/2021 - 05/11/2024	500,000	491,854
2.90%, 09/12/2027	299,000	280,683
3.00%, 02/09/2024 - 06/20/2027	721,000	698,561
3.20%, 05/13/2025 - 05/11/2027	567,000	548,101
3.35%, 02/09/2027	410,000	400,364
3.45%, 02/09/2045	481,000	429,882
3.75%, 09/12/2047 - 11/13/2047	510,000	478,158
3.85%, 08/04/2046	219,000	206,561
4.50%, 02/23/2036	85,000	91,214
4.65%, 02/23/2046	40,000	43,092
Arconic, Inc. 5.90%, 02/01/2027	345,000	347,587
Arizona Public Service Co. 2.20%, 01/15/2020	83,000	81,956
5.05%, 09/01/2041	23,000	25,725

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Arrow Electronics, Inc. 3.25%, 09/08/2024	$ 132,000	$ 123,395
3.88%, 01/12/2028	148,000	138,690
Assurant, Inc. 4.20%, 09/27/2023	250,000	249,843
AT&T, Inc. 3.95%, 01/15/2025	237,000	231,793
4.13%, 02/17/2026	216,000	211,122
4.30%, 02/15/2030 (A)	1,310,000	1,236,517
4.30%, 12/15/2042	454,000	385,833
4.35%, 06/15/2045	1,065,000	902,201
4.50%, 05/15/2035 - 03/09/2048	380,000	345,507
4.75%, 05/15/2046	490,000	437,706
4.90%, 08/15/2037 (A)	936,000	888,207
5.35%, 09/01/2040	79,000	77,101
5.80%, 02/15/2019	25,000	25,429
6.38%, 03/01/2041	205,000	223,496
Athene Global Funding 2.75%, 04/20/2020 (A)	281,000	277,590
4.00%, 01/25/2022 (A)	236,000	237,692
Atmos Energy Corp. 4.13%, 10/15/2044	75,000	75,695
8.50%, 03/15/2019	126,000	130,826
AvalonBay Communities, Inc. 2.85%, 03/15/2023, MTN	170,000	164,510
3.50%, 11/15/2024, MTN	70,000	68,948
3.90%, 10/15/2046, MTN	34,000	31,575
Avangrid, Inc. 3.15%, 12/01/2024	108,000	103,843
Aviation Capital Group LLC 2.88%, 01/20/2022 (A)	540,000	522,303
3.88%, 05/01/2023 (A)	725,000	722,895
BAE Systems Holdings, Inc. 3.80%, 10/07/2024 (A)	35,000	34,932
3.85%, 12/15/2025 (A)	200,000	197,694
6.38%, 06/01/2019 (A)	80,000	82,401
Baker Hughes a GE Co. LLC 5.13%, 09/15/2040	115,000	123,269
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/2027	250,000	232,632
Baltimore Gas & Electric Co. 3.50%, 08/15/2046	141,000	126,161
5.20%, 06/15/2033	200,000	223,278
Bank of America Corp. 2.15%, 11/09/2020, MTN	420,000	410,325
2.25%, 04/21/2020, MTN	190,000	187,393
2.50%, 10/21/2022, MTN	1,190,000	1,139,839
2.60%, 01/15/2019	42,000	41,973
2.63%, 10/19/2020, MTN	115,000	113,585
2.65%, 04/01/2019	200,000	199,788
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	330,272
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	1,458,000	1,413,585
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	153,309
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	345,203
3.25%, 10/21/2027, MTN	195,000	181,734

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
3.30%, 01/11/2023, MTN	$ 528,000	$ 520,254
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	250,000	240,529
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	586,000	551,821
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	1,625,000	1,567,201
3.95%, 04/21/2025, MTN	338,000	331,015
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	920,000	905,494
4.00%, 01/22/2025, MTN	378,000	373,144
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	175,000	169,991
4.25%, 10/22/2026, MTN	142,000	140,319
Fixed until 01/20/2047, 4.44% (B), 01/20/2048, MTN	60,000	58,578
Fixed until 03/15/2028, 5.88% (B), 03/15/2028 (E)	190,000	185,725
5.88%, 02/07/2042, MTN	20,000	23,414
Fixed until 03/10/2026, 6.30% (B), 03/10/2026 (E) (G)	335,000	353,844
Bank of New York Mellon Corp. 2.20%, 03/04/2019, MTN	60,000	59,831
2.60%, 08/17/2020 - 02/07/2022, MTN	282,000	278,128
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	1,009,000	979,143
2.80%, 05/04/2026, MTN	51,000	47,962
3.25%, 09/11/2024, MTN	190,000	186,532
4.15%, 02/01/2021, MTN	55,000	56,472
4.60%, 01/15/2020, MTN	100,000	102,448
Barrick North America Finance LLC 4.40%, 05/30/2021	16,000	16,552
BAT Capital Corp. 3.22%, 08/15/2024 (A)	265,000	251,017
3.56%, 08/15/2027 (A)	200,000	186,080
4.39%, 08/15/2037 (A)	446,000	418,411
Baxalta, Inc. 3.60%, 06/23/2022	65,000	64,332
5.25%, 06/23/2045	28,000	28,891
Bayer US Finance LLC 3.38%, 10/08/2024 (A)	200,000	192,728
BB&T Corp. 2.45%, 01/15/2020, MTN	56,000	55,453
2.63%, 06/29/2020, MTN	270,000	267,123
6.85%, 04/30/2019, MTN	60,000	62,044
Becton Dickinson and Co. 3.36%, 06/06/2024	570,000	547,533
3.70%, 06/06/2027	205,000	194,053
3.73%, 12/15/2024	13,000	12,691
Berkshire Hathaway Energy Co. 2.40%, 02/01/2020	45,000	44,633
3.50%, 02/01/2025	71,000	70,484
3.75%, 11/15/2023	293,000	296,539
6.13%, 04/01/2036	122,000	150,462
Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	62,000	63,356
BlackRock, Inc. 3.50%, 03/18/2024	40,000	40,264
Blackstone Holdings Finance Co. LLC 4.45%, 07/15/2045 (A)	33,000	31,733
5.88%, 03/15/2021 (A)	120,000	127,569

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BMW US Capital LLC 2.25%, 09/15/2023 (A)	$ 180,000	$ 167,702
3.45%, 04/12/2023 (A)	600,000	593,705
Booking Holdings, Inc. 3.55%, 03/15/2028	250,000	237,958
Boston Gas Co. 4.49%, 02/15/2042 (A)	24,000	24,723
Boston Properties, LP 3.20%, 01/15/2025	190,000	180,840
3.65%, 02/01/2026	329,000	317,321
Brighthouse Financial, Inc. 3.70%, 06/22/2027	500,000	444,079
4.70%, 06/22/2047	140,000	115,379
British Airways Pass-Through Trust 4.13%, 03/20/2033 (A)	344,000	339,298
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	150,000	144,674
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.13%, 01/15/2025	450,000	417,448
3.50%, 01/15/2028	155,000	141,148
3.63%, 01/15/2024	361,000	349,451
3.88%, 01/15/2027	100,000	94,585
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (A)	160,000	159,329
Buckeye Partners, LP 3.95%, 12/01/2026	23,000	20,868
4.88%, 02/01/2021	220,000	223,851
5.60%, 10/15/2044	280,000	261,310
5.85%, 11/15/2043	100,000	96,377
Bunge, Ltd. Finance Corp. 3.50%, 11/24/2020	55,000	54,968
Burlington Northern Santa Fe LLC 3.00%, 04/01/2025	485,000	465,140
3.90%, 08/01/2046	275,000	259,221
5.15%, 09/01/2043	231,000	256,024
5.40%, 06/01/2041	60,000	68,782
6.15%, 05/01/2037	200,000	246,443
7.95%, 08/15/2030	200,000	271,752
Campbell Soup Co. 3.95%, 03/15/2025	270,000	260,332
4.15%, 03/15/2028 (G)	330,000	314,226
Capital One Bank USA NA 3.38%, 02/15/2023	950,000	925,359
Capital One Financial Corp. 3.20%, 02/05/2025	175,000	164,287
3.75%, 04/24/2024 - 07/28/2026	260,000	246,755
4.20%, 10/29/2025	100,000	97,116
Capital One NA 2.35%, 08/17/2018	250,000	249,920
2.40%, 09/05/2019	300,000	297,573
2.65%, 08/08/2022	375,000	359,826
Cardinal Health, Inc. 4.90%, 09/15/2045	60,000	57,391
Cargill, Inc. 3.30%, 03/01/2022 (A) (G)	110,000	110,091
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 4.34% (B), 07/15/2019 (D) (I)	17,961	17,848

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Caterpillar Financial Services Corp. 2.10%, 06/09/2019, MTN	$ 43,000	$ 42,764
2.75%, 08/20/2021, MTN	60,000	59,192
2.85%, 06/01/2022, MTN	77,000	75,638
3.75%, 11/24/2023, MTN	121,000	122,769
7.15%, 02/15/2019, MTN	100,000	102,780
Caterpillar, Inc. 2.60%, 06/26/2022	31,000	30,154
CBS Corp. 3.38%, 02/15/2028 (G)	690,000	621,001
3.70%, 08/15/2024	173,000	168,274
4.00%, 01/15/2026	83,000	80,494
4.85%, 07/01/2042	100,000	95,301
4.90%, 08/15/2044	68,000	65,533
Celgene Corp. 3.25%, 08/15/2022	20,000	19,606
3.63%, 05/15/2024	186,000	181,462
4.35%, 11/15/2047	377,000	332,008
4.55%, 02/20/2048	135,000	123,280
5.70%, 10/15/2040	114,000	123,310
Centel Capital Corp. 9.00%, 10/15/2019	25,000	26,375
CenterPoint Energy Houston Electric LLC 3.00%, 02/01/2027	137,000	129,788
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	130,000	132,853
CF Industries, Inc. 4.50%, 12/01/2026 (A)	220,000	218,441
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75%, 02/15/2028	435,000	393,962
4.91%, 07/23/2025	803,000	810,937
5.38%, 04/01/2038 - 05/01/2047	904,000	841,900
6.38%, 10/23/2035	89,000	93,006
6.83%, 10/23/2055	120,000	128,653
Chevron Corp. 2.36%, 12/05/2022	50,000	47,802
2.41%, 03/03/2022	200,000	195,128
2.57%, 05/16/2023	200,000	192,751
2.90%, 03/03/2024	161,000	156,608
2.95%, 05/16/2026	305,000	292,613
3.19%, 06/24/2023	74,000	73,630
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.40%, 12/01/2026 (A)	95,000	92,742
Chubb INA Holdings, Inc. 2.88%, 11/03/2022	91,000	89,411
3.15%, 03/15/2025	131,000	126,905
3.35%, 05/03/2026	63,000	61,083
Cisco Systems, Inc. 1.85%, 09/20/2021	200,000	190,935
2.20%, 02/28/2021	200,000	196,220
2.95%, 02/28/2026	117,000	112,423
3.00%, 06/15/2022	222,000	221,113
Citigroup, Inc. 2.15%, 07/30/2018	82,000	81,982
2.75%, 04/25/2022	750,000	725,961
2.90%, 12/08/2021	300,000	293,887

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	$ 596,000	$ 583,912
3.20%, 10/21/2026	194,000	180,406
3.40%, 05/01/2026	250,000	236,902
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	1,195,000	1,122,750
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	428,134
3.88%, 03/26/2025	100,000	96,987
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	90,971
Fixed until 06/01/2023, 4.04% (B), 06/01/2024	660,000	663,572
4.13%, 07/25/2028	48,000	45,955
4.30%, 11/20/2026	250,000	243,948
4.40%, 06/10/2025	243,000	241,673
4.75%, 05/18/2046	490,000	465,953
5.50%, 09/13/2025	115,000	122,095
Fixed until 02/15/2023, 5.90% (B), 02/15/2023 (E)	730,000	742,775
Citizens Bank NA 3.70%, 03/29/2023	970,000	967,789
Citizens Financial Group, Inc. 2.38%, 07/28/2021	39,000	37,710
4.30%, 12/03/2025	60,000	59,614
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	277,000	262,692
5.50%, 08/15/2024	100,000	109,673
8.88%, 11/15/2018	70,000	71,475
CME Group, Inc. 3.00%, 09/15/2022 - 03/15/2025	226,000	220,533
CMS Energy Corp. 2.95%, 02/15/2027	78,000	71,365
3.88%, 03/01/2024	100,000	100,293
CNA Financial Corp. 3.45%, 08/15/2027	160,000	148,791
Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	400,000	399,082
Comcast Corp. 2.75%, 03/01/2023	53,000	50,948
3.00%, 02/01/2024	200,000	191,300
3.20%, 07/15/2036	970,000	806,991
3.40%, 07/15/2046	740,000	600,081
4.00%, 11/01/2049	23,000	20,216
4.20%, 08/15/2034	378,000	360,964
4.25%, 01/15/2033	439,000	428,705
6.50%, 11/15/2035	210,000	249,675
7.05%, 03/15/2033	90,000	111,838
Commonwealth Edison Co. 3.65%, 06/15/2046	81,000	74,678
3.75%, 08/15/2047	150,000	140,492
4.00%, 03/01/2048	220,000	215,204
Connecticut Light & Power Co. 3.20%, 03/15/2027	130,000	124,689
4.00%, 04/01/2048	124,000	123,386
ConocoPhillips Co. 4.95%, 03/15/2026	150,000	161,667
Consolidated Edison Co. of New York, Inc. 4.20%, 03/15/2042	25,000	24,592
Constellation Brands, Inc. 4.10%, 02/15/2048	90,000	80,079

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Consumers Energy Co. 2.85%, 05/15/2022	$ 8,000	$ 7,884
3.25%, 08/15/2046	52,000	45,484
4.35%, 08/31/2064	32,000	31,918
5.65%, 04/15/2020	110,000	115,147
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	32,447	32,575
Costco Wholesale Corp. 2.75%, 05/18/2024	142,000	137,520
Cox Communications, Inc. 3.25%, 12/15/2022 (A)	140,000	135,990
3.35%, 09/15/2026 (A)	67,000	61,944
3.50%, 08/15/2027 (A)	165,000	153,493
4.60%, 08/15/2047 (A)	223,000	203,785
4.80%, 02/01/2035 (A)	250,000	230,213
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	188,247
Crown Castle International Corp. 3.70%, 06/15/2026	159,000	149,924
4.00%, 03/01/2027	47,000	45,245
4.88%, 04/15/2022	100,000	103,091
5.25%, 01/15/2023	80,000	83,827
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	104,000	102,040
CSX Corp. 3.25%, 06/01/2027	365,000	342,994
3.40%, 08/01/2024	100,000	98,259
3.80%, 11/01/2046	195,000	172,785
4.25%, 06/01/2021	23,000	23,600
4.75%, 05/30/2042	27,000	27,486
6.00%, 10/01/2036, MTN	70,000	83,186
CVS Health Corp. 2.75%, 12/01/2022	80,000	76,674
2.88%, 06/01/2026	1,470,000	1,338,090
4.00%, 12/05/2023	138,000	138,574
4.10%, 03/25/2025	1,038,000	1,032,500
4.30%, 03/25/2028	988,000	974,572
4.78%, 03/25/2038	410,000	403,264
5.05%, 03/25/2048	229,000	233,052
CVS Pass-Through Trust 4.70%, 01/10/2036 (A)	218,158	214,057
5.93%, 01/10/2034 (A)	211,751	227,767
6.20%, 10/10/2025 (A)	93,351	98,368
Daimler Finance North America LLC 2.25%, 09/03/2019 (A)	150,000	148,387
2.38%, 08/01/2018 (A)	151,000	150,959
2.88%, 03/10/2021 (A)	250,000	245,951
3.35%, 02/22/2023 (A)	420,000	412,743
Danaher Corp. 2.40%, 09/15/2020	56,000	55,332
Darden Restaurants, Inc. 4.55%, 02/15/2048	75,000	69,654
DDR Corp. 3.63%, 02/01/2025	87,000	82,555
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	1,363,000	1,431,684
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	45,295
4.15%, 05/15/2045	140,000	139,259

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Delta Air Lines Pass-Through Trust 3.63%, 01/30/2029	$ 267,759	$ 265,560
4.75%, 11/07/2021	17,458	17,760
Diageo Investment Corp. 8.00%, 09/15/2022	40,000	47,043
Digital Realty Trust, LP 3.70%, 08/15/2027	89,000	84,579
Discover Bank 3.45%, 07/27/2026	435,000	403,629
4.20%, 08/08/2023	350,000	353,159
4.25%, 03/13/2026	250,000	244,370
Discovery Communications LLC 3.30%, 05/15/2022	190,000	186,728
3.95%, 03/20/2028	105,000	99,437
4.38%, 06/15/2021	137,000	140,038
6.35%, 06/01/2040	50,000	54,358
Dollar General Corp. 4.13%, 05/01/2028	100,000	98,049
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	59,000	58,293
4.60%, 12/15/2044	250,000	246,575
Dominion Energy, Inc. 2.75%, 01/15/2022	132,000	128,013
2.85%, 08/15/2026	1,232,000	1,115,608
4.90%, 08/01/2041	11,000	11,374
5.25%, 08/01/2033	90,000	96,044
6.30%, 03/15/2033	50,000	58,950
Dow Chemical Co. 3.00%, 11/15/2022	38,000	37,006
5.25%, 11/15/2041	17,000	17,879
8.85%, 09/15/2021	190,000	217,583
Dr. Pepper Snapple Group, Inc. 2.55%, 09/15/2026	740,000	647,688
3.43%, 06/15/2027	75,000	69,295
DTE Electric Co. 2.65%, 06/15/2022	13,000	12,665
3.70%, 03/15/2045	123,000	115,520
3.95%, 06/15/2042	20,000	19,537
4.05%, 05/15/2048	275,000	273,092
Duke Energy Carolinas LLC 3.90%, 06/15/2021	100,000	101,927
4.25%, 12/15/2041	17,000	17,323
6.00%, 12/01/2028	100,000	116,413
Duke Energy Corp. 2.65%, 09/01/2026	845,000	761,068
Duke Energy Florida LLC 3.80%, 07/15/2028	565,000	568,060
4.20%, 07/15/2048	210,000	211,601
Duke Energy Indiana LLC 3.75%, 05/15/2046	400,000	377,956
Duke Energy Ohio, Inc. 3.80%, 09/01/2023	136,000	138,396
Duke Energy Progress LLC 2.80%, 05/15/2022	32,000	31,589
3.00%, 09/15/2021	67,000	66,981
3.25%, 08/15/2025	106,000	103,538
3.70%, 10/15/2046	113,000	103,998
4.15%, 12/01/2044	65,000	64,148

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Progress LLC (continued)
4.20%, 08/15/2045	$ 130,000	$ 130,231
4.38%, 03/30/2044	44,000	45,563
5.70%, 04/01/2035	100,000	115,535
Duke Realty, LP 3.25%, 06/30/2026	36,000	33,765
3.63%, 04/15/2023	146,000	144,745
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (A)	160,000	151,642
DXC Technology Co. 4.25%, 04/15/2024	99,000	98,892
E.I. du Pont de Nemours & Co. 4.15%, 02/15/2043	44,000	41,297
5.60%, 12/15/2036	40,000	46,116
6.00%, 07/15/2018	30,000	30,032
Eaton Corp. 3.10%, 09/15/2027	340,000	317,805
4.00%, 11/02/2032	21,000	20,904
5.80%, 03/15/2037	130,000	150,691
6.95%, 03/20/2019	60,000	61,721
Ecolab, Inc. 2.25%, 01/12/2020	80,000	79,000
3.25%, 01/14/2023	66,000	65,171
Edison International 2.95%, 03/15/2023	200,000	192,135
4.13%, 03/15/2028	155,000	152,614
Emera US Finance, LP 3.55%, 06/15/2026	120,000	112,987
4.75%, 06/15/2046	134,000	131,668
Enable Midstream Partners, LP 4.95%, 05/15/2028	550,000	534,676
Energy Transfer Partners, LP 3.60%, 02/01/2023	56,000	54,710
4.05%, 03/15/2025	118,000	114,013
4.75%, 01/15/2026	96,000	95,184
4.90%, 02/01/2024	120,000	121,884
5.15%, 02/01/2043	315,000	280,813
6.05%, 06/01/2041	325,000	324,575
6.50%, 02/01/2042	36,000	37,091
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.00%, 10/01/2022	120,000	124,216
Eni USA, Inc. 7.30%, 11/15/2027	150,000	180,763
Entergy Arkansas, Inc. 3.50%, 04/01/2026	61,000	60,177
Entergy Corp. 2.95%, 09/01/2026	285,000	260,033
Entergy Louisiana LLC 2.40%, 10/01/2026	333,000	302,042
3.05%, 06/01/2031	107,000	98,384
Entergy Mississippi, Inc. 2.85%, 06/01/2028	251,000	230,095
Enterprise Products Operating LLC 3.35%, 03/15/2023	204,000	201,003
3.75%, 02/15/2025	78,000	77,239
4.85%, 03/15/2044	356,000	354,389
4.90%, 05/15/2046	210,000	210,412

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC (continued)
4.95%, 10/15/2054	$ 35,000	$ 34,215
5.10%, 02/15/2045	65,000	66,918
5.75%, 03/01/2035	100,000	107,666
5.95%, 02/01/2041	36,000	40,581
6.88%, 03/01/2033	400,000	491,651
7.55%, 04/15/2038	120,000	157,015
EOG Resources, Inc. 2.63%, 03/15/2023	47,000	45,119
4.10%, 02/01/2021	80,000	81,566
EPR Properties 4.50%, 06/01/2027	157,000	149,947
4.95%, 04/15/2028	395,000	386,454
EQT Corp. 3.90%, 10/01/2027	161,000	150,144
ERAC USA Finance LLC 4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	281,402
5.25%, 10/01/2020 (A)	8,000	8,309
5.63%, 03/15/2042 (A)	37,000	40,111
6.70%, 06/01/2034 (A)	44,000	52,835
ERP Operating, LP 2.38%, 07/01/2019	32,000	31,812
2.85%, 11/01/2026	96,000	89,097
3.00%, 04/15/2023	150,000	146,380
3.50%, 03/01/2028	98,000	94,605
4.63%, 12/15/2021	19,000	19,694
Eversource Energy 3.30%, 01/15/2028	420,000	399,251
Exelon Corp. 2.45%, 04/15/2021	55,000	53,452
3.40%, 04/15/2026	298,000	283,032
3.50%, 06/01/2022	300,000	296,529
3.95%, 06/15/2025	245,000	243,524
Exelon Generation Co. LLC 3.40%, 03/15/2022	155,000	153,972
Express Scripts Holding Co. 3.00%, 07/15/2023	51,000	48,377
3.05%, 11/30/2022	130,000	125,317
3.50%, 06/15/2024	90,000	86,382
4.50%, 02/25/2026	144,000	142,956
4.80%, 07/15/2046	62,000	58,957
FedEx Corp. 3.90%, 02/01/2035	223,000	208,542
4.10%, 02/01/2045	280,000	252,317
Fifth Third Bancorp 3.95%, 03/14/2028	210,000	207,145
Fifth Third Bank 2.38%, 04/25/2019	300,000	298,817
3.85%, 03/15/2026	440,000	432,758
FirstEnergy Corp. 4.85%, 07/15/2047	66,000	67,483
FirstEnergy Transmission LLC 4.35%, 01/15/2025 (A)	260,000	261,994
Florida Power & Light Co. 4.95%, 06/01/2035	70,000	77,814
5.13%, 06/01/2041	30,000	34,181
5.63%, 04/01/2034	100,000	116,884

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Fluor Corp. 3.38%, 09/15/2021	$ 149,000	$ 148,834
Ford Motor Co. 4.75%, 01/15/2043	510,000	440,800
7.45%, 07/16/2031	820,000	963,533
Ford Motor Credit Co. LLC 3.34%, 03/18/2021	250,000	247,758
3.81%, 01/09/2024	200,000	194,136
3.82%, 11/02/2027 (G)	300,000	278,392
General Electric Co. 2.10%, 12/11/2019	86,000	85,055
2.20%, 01/09/2020, MTN	172,000	169,941
2.70%, 10/09/2022	34,000	32,886
3.45%, 05/15/2024, MTN	292,000	286,208
4.13%, 10/09/2042	100,000	92,875
4.38%, 09/16/2020, MTN	104,000	106,520
4.65%, 10/17/2021, MTN	222,000	230,904
5.50%, 01/08/2020, MTN	60,000	62,193
6.00%, 08/07/2019, MTN	101,000	104,428
General Mills, Inc. 4.00%, 04/17/2025	185,000	182,194
4.20%, 04/17/2028	115,000	112,282
4.55%, 04/17/2038	45,000	42,941
General Motors Co. 5.00%, 04/01/2035	435,000	411,968
5.20%, 04/01/2045	335,000	307,536
6.60%, 04/01/2036	540,000	584,457
General Motors Financial Co., Inc. 3.45%, 04/10/2022	145,000	142,480
3.50%, 11/07/2024	240,000	228,527
3.70%, 05/09/2023	205,000	201,116
3.95%, 04/13/2024	360,000	352,298
4.30%, 07/13/2025	105,000	103,012
4.35%, 04/09/2025	235,000	231,629
Georgia Power Co. 3.25%, 04/01/2026	49,000	46,789
Gilead Sciences, Inc. 3.25%, 09/01/2022	120,000	119,308
3.50%, 02/01/2025	20,000	19,698
3.70%, 04/01/2024	484,000	484,925
4.00%, 09/01/2036	353,000	339,663
4.15%, 03/01/2047	180,000	172,058
4.60%, 09/01/2035	42,000	43,226
GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	740,000	738,726
Glencore Funding LLC 4.00%, 03/27/2027 (A)	250,000	235,981
4.63%, 04/29/2024 (A)	220,000	221,191
Goldman Sachs Group, Inc. 2.35%, 11/15/2021	420,000	403,910
2.75%, 09/15/2020	117,000	115,605
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	750,000	732,165
Fixed until 07/24/2022, 2.91% (B), 07/24/2023	1,040,000	1,001,696
Fixed until 06/05/2022, 2.91% (B), 06/05/2023	1,326,000	1,279,687
3.00%, 04/26/2022	250,000	244,225
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	459,569
3.50%, 01/23/2025 - 11/16/2026	1,627,000	1,550,395
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	495,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
3.75%, 05/22/2025	$ 399,000	$ 389,011
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	410,000	389,966
3.85%, 01/26/2027	1,110,000	1,065,964
Fixed until 10/31/2037, 4.02% (B), 10/31/2038	55,000	50,113
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	590,000	581,097
Fixed until 11/10/2022, 5.00% (B), 11/10/2022 (E)	705,000	661,360
5.38%, 03/15/2020, MTN	606,000	627,657
Goodman US Finance Three LLC 3.70%, 03/15/2028 (A)	561,000	529,190
Government Properties Income Trust 3.75%, 08/15/2019	940,000	941,177
4.00%, 07/15/2022	251,000	248,031
Great Plains Energy, Inc. 4.85%, 06/01/2021	74,000	75,964
Great-West Lifeco Finance Delaware, LP 4.15%, 06/03/2047 (A)	200,000	187,856
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	39,000	38,266
3.48%, 06/15/2050 (A)	36,000	35,114
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	44,000	42,892
Gulf Power Co. 3.30%, 05/30/2027	235,000	226,179
Halliburton Co. 3.50%, 08/01/2023	107,000	106,539
4.85%, 11/15/2035	397,000	410,523
7.60%, 08/15/2096 (A)	40,000	50,206
8.75%, 02/15/2021	100,000	113,098
Harris Corp. 3.83%, 04/27/2025	450,000	441,238
4.40%, 06/15/2028	365,000	367,853
4.85%, 04/27/2035	70,000	71,433
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	210,000	197,894
Hasbro, Inc. 3.50%, 09/15/2027	144,000	133,209
HCP, Inc. 3.40%, 02/01/2025	38,000	35,929
3.88%, 08/15/2024	497,000	486,053
4.20%, 03/01/2024	127,000	126,916
Hess Corp. 6.00%, 01/15/2040	50,000	51,514
Home Depot, Inc. 2.13%, 09/15/2026	1,102,000	982,895
2.63%, 06/01/2022	150,000	147,118
3.75%, 02/15/2024	110,000	112,379
4.20%, 04/01/2043	103,000	103,338
Huntington Bancshares, Inc. 2.30%, 01/14/2022	271,000	260,245
Hyundai Capital America 2.00%, 07/01/2019 (A)	64,000	63,167
2.40%, 10/30/2018 (A)	120,000	119,823
IBM Credit LLC 3.00%, 02/06/2023 (G)	765,000	748,087
Illinois Tool Works, Inc. 3.50%, 03/01/2024	100,000	101,468
4.88%, 09/15/2041	192,000	215,433

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Indiana Michigan Power Co. 3.20%, 03/15/2023	$ 120,000	$ 118,091
3.85%, 05/15/2028	445,000	446,146
Intel Corp. 2.60%, 05/19/2026	585,000	545,481
3.70%, 07/29/2025	104,000	104,680
3.73%, 12/08/2047	114,000	107,404
4.00%, 12/15/2032	181,000	185,784
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	147,000	147,015
4.00%, 10/15/2023	115,000	117,467
International Business Machines Corp. 1.80%, 05/17/2019	100,000	99,336
2.25%, 02/19/2021	279,000	272,989
7.00%, 10/30/2025	50,000	59,646
International Lease Finance Corp. 5.88%, 08/15/2022	150,000	159,076
8.63%, 01/15/2022	360,000	413,015
International Paper Co. 3.00%, 02/15/2027	150,000	135,781
4.35%, 08/15/2048	200,000	179,407
7.30%, 11/15/2039	100,000	127,917
8.70%, 06/15/2038	70,000	97,669
ITC Holdings Corp. 2.70%, 11/15/2022	200,000	192,606
3.35%, 11/15/2027	485,000	454,845
Jackson National Life Global Funding 1.88%, 10/15/2018 (A)	113,000	112,806
2.50%, 06/27/2022 (A)	100,000	96,403
3.05%, 04/29/2026 (A)	81,000	76,701
3.25%, 01/30/2024 (A)	29,000	28,430
3.30%, 06/11/2021 (A)	290,000	289,660
3.88%, 06/11/2025 (A)	330,000	330,006
Jersey Central Power & Light Co. 4.30%, 01/15/2026 (A)	320,000	323,773
6.15%, 06/01/2037	80,000	95,290
John Deere Capital Corp. 1.60%, 07/13/2018, MTN (G)	179,000	178,956
1.70%, 01/15/2020	30,000	29,493
2.45%, 09/11/2020, MTN	33,000	32,533
2.70%, 01/06/2023, MTN	15,000	14,638
2.75%, 03/15/2022, MTN	25,000	24,555
2.80%, 09/08/2027, MTN	100,000	93,350
3.15%, 10/15/2021, MTN	20,000	20,043
3.35%, 06/12/2024, MTN	166,000	164,715
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	71,316	74,274
Johnson & Johnson 3.40%, 01/15/2038	278,000	262,569
Kansas City Power & Light Co. 3.15%, 03/15/2023	47,000	45,888
5.30%, 10/01/2041	60,000	67,633
Kellogg Co. 3.40%, 11/15/2027	119,000	111,234
Kerr-McGee Corp. 7.88%, 09/15/2031	100,000	126,814
KeyBank NA 3.40%, 05/20/2026, MTN (G)	405,000	385,496

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
KeyCorp 2.90%, 09/15/2020, MTN	$ 84,000	$ 83,326
5.10%, 03/24/2021, MTN	141,000	147,216
KeySpan Gas East Corp. 2.74%, 08/15/2026 (A)	97,000	89,768
Kimberly-Clark Corp. 2.40%, 03/01/2022 (G)	14,000	13,606
2.40%, 06/01/2023	100,000	96,026
Kinder Morgan Energy Partners, LP 5.00%, 03/01/2043	180,000	166,954
5.63%, 09/01/2041	230,000	229,096
Kinder Morgan, Inc. 4.30%, 03/01/2028	410,000	398,311
5.30%, 12/01/2034	170,000	168,367
Kraft Heinz Foods Co. 2.80%, 07/02/2020	350,000	347,494
3.00%, 06/01/2026	150,000	135,079
4.38%, 06/01/2046	370,000	320,088
5.00%, 07/15/2035 - 06/04/2042	315,000	309,854
5.20%, 07/15/2045	44,000	42,804
6.13%, 08/23/2018	65,000	65,331
6.88%, 01/26/2039	75,000	88,429
Kroger Co. 3.40%, 04/15/2022	95,000	94,346
3.88%, 10/15/2046	375,000	310,812
6.15%, 01/15/2020	30,000	31,338
8.00%, 09/15/2029	125,000	156,782
L3 Technologies, Inc. 4.40%, 06/15/2028	630,000	627,067
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	138,000	136,514
Legg Mason, Inc. 3.95%, 07/15/2024	115,000	113,949
Liberty Mutual Group, Inc. 4.95%, 05/01/2022 (A)	100,000	103,836
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (A)	220,000	271,659
Liberty Property, LP 3.25%, 10/01/2026	54,000	50,287
Lincoln National Corp. 3.80%, 03/01/2028	570,000	544,650
4.00%, 09/01/2023	100,000	100,821
4.20%, 03/15/2022	206,000	211,108
Lockheed Martin Corp. 4.50%, 05/15/2036	150,000	155,678
Lowe’s Cos., Inc. 2.50%, 04/15/2026	150,000	137,213
3.13%, 09/15/2024	50,000	48,794
3.38%, 09/15/2025	179,000	175,277
3.70%, 04/15/2046	220,000	196,151
4.65%, 04/15/2042	43,000	44,857
Macy’s Retail Holdings, Inc. 4.30%, 02/15/2043	50,000	38,905
Magellan Health, Inc. 4.40%, 09/22/2024	375,000	366,984
Magellan Midstream Partners, LP 3.20%, 03/15/2025	59,000	56,821
4.20%, 12/01/2042	75,000	67,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Magellan Midstream Partners, LP (continued)
4.25%, 02/01/2021	$ 234,000	$ 238,666
5.15%, 10/15/2043	62,000	64,813
Maple Escrow Subsidiary, Inc. 4.42%, 05/25/2025 (A)	112,000	112,559
4.99%, 05/25/2038 (A)	162,000	163,030
Marathon Petroleum Corp. 3.63%, 09/15/2024	96,000	93,757
4.75%, 09/15/2044	90,000	85,627
Marsh & McLennan Cos., Inc. 2.35%, 03/06/2020	191,000	188,358
2.75%, 01/30/2022	19,000	18,573
3.30%, 03/14/2023	25,000	24,712
3.50%, 03/10/2025	93,000	90,949
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	156,000	145,128
4.25%, 12/15/2047	180,000	155,998
Masco Corp. 3.50%, 11/15/2027	115,000	105,860
4.50%, 05/15/2047	165,000	144,430
6.50%, 08/15/2032	250,000	279,203
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	113,000	107,875
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 (A)	33,000	38,000
7.63%, 11/15/2023 (A)	250,000	286,762
MassMutual Global Funding II 2.10%, 08/02/2018 (A)	112,000	111,971
2.50%, 10/17/2022 (A) (G)	100,000	96,658
McCormick & Co., Inc. 3.15%, 08/15/2024	375,000	358,404
3.40%, 08/15/2027	66,000	62,400
McDonald’s Corp. 3.63%, 05/01/2043, MTN	105,000	91,873
4.60%, 05/26/2045, MTN	205,000	206,663
4.70%, 12/09/2035, MTN	39,000	40,642
6.30%, 10/15/2037, MTN	71,000	86,927
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	238,000	242,464
4.60%, 06/01/2044 (G)	70,000	72,982
Medco Health Solutions, Inc. 4.13%, 09/15/2020	90,000	91,201
Medtronic, Inc. 3.13%, 03/15/2022	72,000	71,456
3.50%, 03/15/2025	605,000	598,657
4.38%, 03/15/2035	159,000	164,438
Merck & Co., Inc. 2.80%, 05/18/2023	18,000	17,614
3.70%, 02/10/2045	20,000	19,014
MetLife, Inc. 4.13%, 08/13/2042	285,000	269,187
6.40%, 12/15/2066	60,000	63,600
Metropolitan Edison Co. 4.00%, 04/15/2025 (A)	85,000	84,843
Metropolitan Life Global Funding I 3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	306,650
3.88%, 04/11/2022 (A)	300,000	304,435

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microsoft Corp. 2.38%, 02/12/2022 - 05/01/2023	$ 176,000	$ 170,918
2.40%, 08/08/2026	870,000	804,790
2.88%, 02/06/2024	458,000	448,383
3.30%, 02/06/2027	167,000	164,442
3.50%, 02/12/2035	828,000	802,328
3.70%, 08/08/2046	90,000	87,524
3.95%, 08/08/2056	88,000	86,025
4.00%, 02/12/2055	71,000	70,439
4.10%, 02/06/2037	266,000	277,139
4.50%, 02/06/2057	233,000	252,929
MidAmerican Energy Co. 3.10%, 05/01/2027	193,000	185,734
Monsanto Co. 4.70%, 07/15/2064	18,000	15,778
Morgan Stanley 2.65%, 01/27/2020	344,000	341,502
2.75%, 05/19/2022	150,000	145,313
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	1,646,000	1,564,436
3.63%, 01/20/2027	405,000	388,892
3.70%, 10/23/2024, MTN	167,000	164,870
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	1,490,000	1,481,060
3.75%, 02/25/2023, MTN	284,000	284,322
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	1,055,000	1,016,312
3.88%, 01/27/2026, MTN	360,000	354,368
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	330,000	305,770
4.00%, 07/23/2025, MTN	871,000	868,351
4.30%, 01/27/2045	69,000	65,285
5.00%, 11/24/2025	334,000	346,233
5.50%, 07/28/2021, MTN	620,000	656,074
5.63%, 09/23/2019, MTN	470,000	484,314
7.30%, 05/13/2019, MTN	470,000	487,163
Mosaic Co. 4.05%, 11/15/2027	449,000	429,082
4.88%, 11/15/2041	13,000	11,805
5.45%, 11/15/2033	255,000	257,810
5.63%, 11/15/2043	240,000	241,755
MPLX, LP 4.00%, 03/15/2028	104,000	98,912
4.13%, 03/01/2027	290,000	276,632
4.50%, 04/15/2038	70,000	64,655
4.70%, 04/15/2048	80,000	74,176
4.88%, 12/01/2024	165,000	170,109
5.20%, 03/01/2047	81,000	80,484
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	11,000	10,836
MUFG Union Bank NA 2.25%, 05/06/2019	250,000	248,650
Mylan, Inc. 4.55%, 04/15/2028 (A)	235,000	229,655
5.40%, 11/29/2043	40,000	39,555
National Retail Properties, Inc. 3.50%, 10/15/2027	100,000	93,325
3.60%, 12/15/2026	124,000	117,384
National Rural Utilities Cooperative Finance Corp. 2.70%, 02/15/2023	405,000	393,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
2.85%, 01/27/2025	$ 235,000	$ 224,637
2.95%, 02/07/2024	61,000	58,918
3.05%, 04/25/2027	92,000	87,204
3.40%, 02/07/2028 (G)	210,000	203,883
Nationwide Mutual Insurance Co. 8.25%, 12/01/2031 (A)	250,000	343,209
9.38%, 08/15/2039 (A)	80,000	125,265
NBCUniversal Media LLC 4.38%, 04/01/2021	150,000	153,889
Nevada Power Co. 5.38%, 09/15/2040	80,000	93,306
5.45%, 05/15/2041	40,000	45,809
6.50%, 08/01/2018	25,000	25,072
6.65%, 04/01/2036	100,000	130,384
7.13%, 03/15/2019	50,000	51,544
New England Power Co. 3.80%, 12/05/2047 (A)	112,000	107,162
New York Life Global Funding 1.55%, 11/02/2018 (A)	286,000	285,103
2.35%, 07/14/2026 (A)	75,000	68,209
3.00%, 01/10/2028 (A)	137,000	128,507
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (A)	83,000	79,638
Newell Brands, Inc. 4.20%, 04/01/2026	275,000	265,665
NextEra Energy Capital Holdings, Inc. 2.40%, 09/15/2019	106,000	105,170
3.55%, 05/01/2027	45,000	43,255
Niagara Mohawk Power Corp. 3.51%, 10/01/2024 (A)	141,000	140,960
NiSource, Inc. 3.49%, 05/15/2027	590,000	564,163
3.85%, 02/15/2023	50,000	50,330
5.65%, 02/01/2045	89,000	101,612
5.80%, 02/01/2042	67,000	77,075
6.25%, 12/15/2040	100,000	118,526
Nissan Motor Acceptance Corp. 1.90%, 09/14/2021 (A)	78,000	74,230
Noble Energy, Inc. 3.85%, 01/15/2028	170,000	162,459
5.25%, 11/15/2043	155,000	157,697
6.00%, 03/01/2041	57,000	62,693
Nordstrom, Inc. 4.00%, 10/15/2021	21,000	21,167
Norfolk Southern Corp. 3.25%, 12/01/2021	11,000	10,977
3.85%, 01/15/2024	125,000	126,360
3.95%, 10/01/2042	25,000	23,252
4.05%, 08/15/2052	127,000	115,821
4.15%, 02/28/2048	200,000	192,388
Northern States Power Co. 6.25%, 06/01/2036	70,000	87,053
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	263,037

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Corp. 3.20%, 02/01/2027	$ 112,000	$ 105,547
3.25%, 01/15/2028	490,000	460,337
3.85%, 04/15/2045	44,000	39,919
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	80,000	107,107
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	141,534	147,833
Novartis Capital Corp. 2.40%, 09/21/2022	80,000	77,605
3.40%, 05/06/2024	165,000	164,602
Nucor Corp. 6.40%, 12/01/2037	200,000	251,598
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	142,000	134,166
Occidental Petroleum Corp. 4.63%, 06/15/2045	26,000	27,189
Ohio Power Co. 6.60%, 03/01/2033	65,000	83,133
Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	45,000	43,173
6.80%, 09/01/2018	50,000	50,314
7.00%, 09/01/2022	50,000	56,960
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	250,000	252,210
ONEOK Partners, LP 3.20%, 09/15/2018	105,000	105,062
3.38%, 10/01/2022	30,000	29,593
4.90%, 03/15/2025	1,030,000	1,063,495
5.00%, 09/15/2023	65,000	67,530
6.65%, 10/01/2036	220,000	256,342
ONEOK, Inc. 4.55%, 07/15/2028 (J)	125,000	126,099
Oracle Corp. 2.38%, 01/15/2019	91,000	90,989
2.50%, 05/15/2022 - 10/15/2022	341,000	331,177
2.65%, 07/15/2026	1,395,000	1,286,515
2.95%, 11/15/2024 - 05/15/2025	600,000	574,687
3.80%, 11/15/2037	160,000	151,346
3.90%, 05/15/2035	130,000	126,039
4.00%, 11/15/2047	405,000	381,215
4.30%, 07/08/2034	573,000	584,097
6.13%, 07/08/2039	65,000	79,735
Owens Corning 4.30%, 07/15/2047	235,000	193,399
Pacific Gas & Electric Co. 2.45%, 08/15/2022	45,000	41,740
2.95%, 03/01/2026	340,000	303,280
3.25%, 09/15/2021	11,000	10,713
3.30%, 12/01/2027	100,000	89,794
3.40%, 08/15/2024	130,000	121,512
3.50%, 06/15/2025	554,000	516,827
3.95%, 12/01/2047	100,000	85,545
4.45%, 04/15/2042	17,000	15,405
4.50%, 12/15/2041	48,000	43,133
6.05%, 03/01/2034 (G)	170,000	183,578
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	112,585

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PacifiCorp 6.25%, 10/15/2037	$ 20,000	$ 25,504
Parker-Hannifin Corp. 3.30%, 11/21/2024, MTN	37,000	36,424
4.10%, 03/01/2047	67,000	65,955
4.45%, 11/21/2044, MTN	37,000	38,613
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	56,000	52,213
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.50%, 06/15/2019 (A)	26,000	25,856
2.70%, 03/14/2023 (A)	150,000	142,448
3.38%, 02/01/2022 (A)	184,000	181,360
4.88%, 07/11/2022 (A)	100,000	103,976
PepsiCo, Inc. 3.45%, 10/06/2046	290,000	260,076
4.60%, 07/17/2045	39,000	42,249
4.88%, 11/01/2040	17,000	18,916
Pfizer, Inc. 3.00%, 12/15/2026	210,000	202,525
Philip Morris International, Inc. 2.13%, 05/10/2023	1,220,000	1,143,447
2.75%, 02/25/2026 (G)	225,000	209,001
4.25%, 11/10/2044	100,000	94,746
Phillips 66 3.90%, 03/15/2028	365,000	356,233
4.30%, 04/01/2022	16,000	16,479
4.88%, 11/15/2044	320,000	330,558
Phillips 66 Partners, LP 3.55%, 10/01/2026	34,000	31,794
4.90%, 10/01/2046	209,000	200,329
Plains All American Pipeline, LP / PAA Finance Corp. 3.60%, 11/01/2024	175,000	165,733
4.30%, 01/31/2043	121,000	99,956
4.65%, 10/15/2025	100,000	99,653
5.75%, 01/15/2020	700,000	722,545
PNC Financial Services Group, Inc. 5.13%, 02/08/2020	100,000	103,195
PPL Capital Funding, Inc. 3.10%, 05/15/2026	635,000	589,474
4.20%, 06/15/2022	50,000	50,768
PPL Electric Utilities Corp. 4.13%, 06/15/2044	42,000	41,911
Praxair, Inc. 2.65%, 02/05/2025	65,000	61,595
Precision Castparts Corp. 3.25%, 06/15/2025	160,000	155,706
4.20%, 06/15/2035	160,000	162,421
President & Fellows of Harvard College 3.30%, 07/15/2056	214,000	194,862
Principal Life Global Funding II 2.25%, 10/15/2018 (A)	127,000	126,905
Private Export Funding Corp. 2.80%, 05/15/2022	400,000	398,968
3.55%, 01/15/2024	1,505,000	1,545,928
Procter & Gamble Co. 2.70%, 02/02/2026	250,000	237,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Progress Energy, Inc. 3.15%, 04/01/2022	$ 22,000	$ 21,703
7.00%, 10/30/2031	110,000	140,340
Progressive Corp. Fixed until 03/15/2023, 5.38% (B), 03/15/2023 (E)	150,000	149,250
Protective Life Global Funding 2.00%, 09/14/2021 (A)	210,000	201,038
2.26%, 04/08/2020 (A)	200,000	196,821
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	78,399
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	197,614
3.91%, 12/07/2047	414,000	372,404
Fixed until 06/15/2023, 5.63% (B), 06/15/2043	100,000	103,125
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	300,000	373,919
PSEG Power LLC
2.45%, 11/15/2018	50,000	49,945
3.85%, 06/01/2023	330,000	328,487
4.15%, 09/15/2021	113,000	115,179
Public Service Co. of Colorado 3.55%, 06/15/2046	43,000	39,001
Public Service Co. of New Hampshire 3.50%, 11/01/2023	40,000	39,994
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	112,911
6.63%, 11/15/2037	80,000	102,389
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	84,023
3.65%, 09/01/2042, MTN	49,000	46,915
QUALCOMM, Inc.
2.60%, 01/30/2023	21,000	20,081
2.90%, 05/20/2024	610,000	576,422
3.25%, 05/20/2027	201,000	187,032
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	37,090
4.75%, 01/30/2020	160,000	163,777
Qwest Corp. 6.75%, 12/01/2021	67,000	71,295
Realty Income Corp.
3.88%, 04/15/2025	175,000	172,539
4.65%, 03/15/2047	113,000	113,885
Regions Financial Corp. 2.75%, 08/14/2022	170,000	163,938
Reliance Standard Life Global Funding II 3.05%, 01/20/2021 (A)	104,000	102,793
Republic Services, Inc.
2.90%, 07/01/2026	49,000	45,503
3.55%, 06/01/2022	54,000	54,345
5.25%, 11/15/2021	80,000	84,387
5.50%, 09/15/2019	100,000	102,983
Reynolds American, Inc.
4.45%, 06/12/2025	611,000	614,912
5.70%, 08/15/2035	150,000	161,046
Rockwell Collins, Inc.
3.20%, 03/15/2024	80,000	77,070
3.50%, 03/15/2027	410,000	389,665
4.35%, 04/15/2047	50,000	47,754

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Roper Technologies, Inc.
3.00%, 12/15/2020	$ 46,000	$ 45,669
3.80%, 12/15/2026	92,000	89,223
Ryder System, Inc. 2.88%, 09/01/2020, MTN	144,000	142,420
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,372
6.00%, 06/01/2026	75,000	84,943
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	154,000	154,015
4.00%, 12/21/2025 (A)	667,000	664,773
Select Income REIT 3.60%, 02/01/2020	370,000	368,030
Sempra Energy
2.40%, 03/15/2020	250,000	246,529
2.88%, 10/01/2022	28,000	27,130
3.25%, 06/15/2027	200,000	186,349
3.40%, 02/01/2028	165,000	154,799
3.55%, 06/15/2024	118,000	115,564
4.00%, 02/01/2048	35,000	31,457
4.05%, 12/01/2023	96,000	97,214
9.80%, 02/15/2019	140,000	145,675
Senior Housing Properties Trust
3.25%, 05/01/2019	190,000	189,866
4.75%, 02/15/2028	150,000	144,918
SES GLOBAL Americas Holdings GP 5.30%, 03/25/2044 (A)	165,000	141,627
Sherwin-Williams Co.
3.13%, 06/01/2024	82,000	78,321
4.50%, 06/01/2047	80,000	76,353
Sierra Pacific Power Co. 2.60%, 05/01/2026	1,100,000	1,016,179
Simon Property Group, LP
3.75%, 02/01/2024	250,000	249,172
4.13%, 12/01/2021	27,000	27,603
4.38%, 03/01/2021	60,000	61,786
South Carolina Electric & Gas Co.
5.30%, 05/15/2033	150,000	159,360
6.05%, 01/15/2038	237,000	268,988
Southern California Edison Co.
1.85%, 02/01/2022	44,000	42,914
3.40%, 06/01/2023	365,000	363,685
3.65%, 03/01/2028	150,000	146,510
3.88%, 06/01/2021	18,000	18,287
3.90%, 12/01/2041	50,000	46,339
4.05%, 03/15/2042	75,000	70,392
4.13%, 03/01/2048	490,000	463,604
Southern California Gas Co. 4.13%, 06/01/2048	240,000	240,485
Southern Co.
2.15%, 09/01/2019	100,000	99,127
3.25%, 07/01/2026	48,000	45,056
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	45,135
3.25%, 06/15/2026	323,000	306,549
3.50%, 09/15/2021	182,000	182,031
3.95%, 10/01/2046	49,000	45,060
4.40%, 06/01/2043	79,000	77,404
5.25%, 08/15/2019	230,000	235,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	$ 77,000	$ 79,967
8.00%, 03/01/2032	140,000	181,027
Southern Power Co.
4.95%, 12/15/2046	119,000	119,667
5.15%, 09/15/2041	165,000	167,706
Southwest Gas Corp. 3.80%, 09/29/2046	100,000	94,494
Southwestern Electric Power Co.
3.90%, 04/01/2045	125,000	117,990
6.45%, 01/15/2019	50,000	50,973
Southwestern Public Service Co.
3.70%, 08/15/2047	330,000	303,836
4.50%, 08/15/2041	70,000	72,776
6.00%, 10/01/2036	97,000	116,232
Spectra Energy Partners, LP
2.95%, 09/25/2018	46,000	46,011
3.50%, 03/15/2025	125,000	119,216
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	176,000	172,307
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (A)	437,938	433,011
Starbucks Corp. 4.30%, 06/15/2045	105,000	99,927
State Street Corp.
Fixed until 05/15/2022, 2.65% (B), 05/15/2023	284,000	276,099
3.10%, 05/15/2023	72,000	71,000
3.55%, 08/18/2025	118,000	117,942
3.70%, 11/20/2023	231,000	234,234
Stryker Corp. 3.50%, 03/15/2026	39,000	37,864
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	35,659
4.95%, 01/15/2043	309,000	268,771
5.30%, 04/01/2044	50,000	45,322
5.35%, 05/15/2045	503,000	457,892
6.10%, 02/15/2042	100,000	100,425
SunTrust Bank 3.30%, 05/15/2026	535,000	505,064
SunTrust Banks, Inc.
2.50%, 05/01/2019	39,000	38,915
4.00%, 05/01/2025	53,000	53,253
Synchrony Financial
3.70%, 08/04/2026	170,000	156,172
3.95%, 12/01/2027	449,000	414,206
Sysco Corp.
3.25%, 07/15/2027	350,000	327,811
3.75%, 10/01/2025	78,000	76,964
SYSCO Corp. 4.45%, 03/15/2048	190,000	183,661
Target Corp.
3.50%, 07/01/2024	77,000	77,314
3.63%, 04/15/2046	170,000	151,454
TC PipeLines, LP 3.90%, 05/25/2027	81,000	76,158
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	112,000	110,043

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (A)	$ 200,000	$ 191,266
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (A)	129,000	123,338
Texas Health Resources 4.33%, 11/15/2055	250,000	257,313
Texas Instruments, Inc. 1.65%, 08/03/2019	37,000	36,547
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	288,000	266,060
4.15%, 02/01/2024	86,000	87,289
Time Warner Cable LLC
5.00%, 02/01/2020	5,000	5,104
6.55%, 05/01/2037	100,000	106,086
8.75%, 02/14/2019	105,000	108,504
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	330,000	407,429
Toledo Edison Co. 6.15%, 05/15/2037	130,000	158,486
Toyota Motor Credit Corp.
2.10%, 01/17/2019, MTN	174,000	173,596
2.13%, 07/18/2019, MTN	90,000	89,452
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	68,000	64,174
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	339,318
4.55%, 06/02/2047	125,000	119,707
UDR, Inc. 2.95%, 09/01/2026, MTN	74,000	67,848
Unilever Capital Corp.
2.00%, 07/28/2026	125,000	110,906
3.38%, 03/22/2025	110,000	109,299
Union Carbide Corp.
7.50%, 06/01/2025	40,000	46,922
7.75%, 10/01/2096	40,000	51,260
Union Electric Co.
2.95%, 06/15/2027	107,000	100,829
4.00%, 04/01/2048	275,000	269,687
Union Pacific Corp.
4.10%, 09/15/2067	90,000	78,963
4.38%, 09/10/2038	275,000	278,072
United Airlines Pass-Through Trust
2.88%, 04/07/2030	438,106	405,511
3.10%, 01/07/2030	82,757	78,350
3.45%, 01/07/2030	368,028	355,097
3.50%, 09/01/2031	479,000	465,095
3.65%, 07/07/2027	98,000	95,384
3.75%, 03/03/2028	300,053	297,895
4.30%, 02/15/2027	220,917	225,137
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	28,100
United Technologies Corp.
3.75%, 11/01/2046	555,000	485,887
4.15%, 05/15/2045	198,000	183,908
4.50%, 06/01/2042	71,000	70,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UnitedHealth Group, Inc.
1.63%, 03/15/2019	$ 73,000	$ 72,466
2.75%, 02/15/2023	111,000	107,455
2.88%, 03/15/2023	150,000	146,175
3.10%, 03/15/2026	80,000	76,347
3.38%, 11/15/2021	37,000	37,201
3.95%, 10/15/2042	180,000	170,586
4.25%, 06/15/2048	250,000	250,693
4.63%, 07/15/2035	143,000	150,397
US Bancorp
2.20%, 04/25/2019, MTN	200,000	199,232
2.38%, 07/22/2026, MTN	100,000	90,987
2.63%, 01/24/2022, MTN	37,000	36,201
3.00%, 03/15/2022, MTN	33,000	32,643
US Bank NA 2.13%, 10/28/2019	250,000	247,705
Valero Energy Corp. 7.50%, 04/15/2032	60,000	76,744
Ventas Realty, LP
3.50%, 02/01/2025	45,000	43,089
3.75%, 05/01/2024	88,000	86,583
3.85%, 04/01/2027	563,000	540,269
4.13%, 01/15/2026	68,000	66,905
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	597,000	597,221
Verizon Communications, Inc.
2.63%, 08/15/2026	875,000	776,598
3.45%, 03/15/2021	114,000	114,726
4.13%, 08/15/2046	495,000	424,640
4.27%, 01/15/2036	822,000	758,294
4.40%, 11/01/2034	811,000	756,365
4.50%, 08/10/2033	600,000	581,029
4.81%, 03/15/2039	442,000	427,394
5.01%, 08/21/2054	59,000	55,440
5.25%, 03/16/2037	206,000	211,562
Viacom, Inc.
3.88%, 04/01/2024	56,000	54,180
4.38%, 03/15/2043	164,000	137,604
6.88%, 04/30/2036	330,000	356,569
Virginia Electric & Power Co.
2.75%, 03/15/2023	145,000	140,534
2.95%, 01/15/2022	8,000	7,912
3.45%, 02/15/2024	21,000	20,834
3.80%, 04/01/2028	255,000	253,518
4.45%, 02/15/2044	21,000	21,334
VMware, Inc. 2.95%, 08/21/2022	319,000	306,119
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	330,632
3.65%, 06/15/2026	50,000	47,296
Vulcan Materials Co. 4.50%, 06/15/2047	120,000	108,948
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	98,576
4.50%, 11/18/2034	195,000	183,126
Walmart, Inc. 3.95%, 06/28/2038	525,000	526,308

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Walt Disney Co. 3.00%, 02/13/2026	$ 400,000	$ 380,680
Warner Media LLC
2.95%, 07/15/2026	410,000	368,575
3.55%, 06/01/2024	385,000	371,234
3.60%, 07/15/2025	305,000	289,999
4.75%, 03/29/2021	100,000	103,189
5.38%, 10/15/2041	17,000	16,650
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	141,406
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	69,416
3.00%, 04/22/2026	225,000	208,585
3.07%, 01/24/2023	1,350,000	1,312,788
3.30%, 09/09/2024, MTN	300,000	289,825
3.50%, 03/08/2022, MTN	400,000	398,695
4.10%, 06/03/2026, MTN	70,000	68,593
4.30%, 07/22/2027, MTN	63,000	62,086
4.40%, 06/14/2046, MTN	215,000	196,834
4.65%, 11/04/2044, MTN	483,000	460,120
4.75%, 12/07/2046, MTN	358,000	346,429
4.90%, 11/17/2045, MTN	90,000	88,889
5.38%, 11/02/2043	200,000	208,844
Welltower, Inc.
4.00%, 06/01/2025	405,000	397,197
4.50%, 01/15/2024	172,000	174,898
Western Gas Partners, LP
3.95%, 06/01/2025	410,000	386,659
5.45%, 04/01/2044	122,000	115,031
Western Union Co. 3.60%, 03/15/2022	230,000	228,420
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	147,873
4.38%, 11/15/2047	95,000	87,547
WestRock Co.
3.00%, 09/15/2024 (A)	200,000	189,606
3.75%, 03/15/2025 (A)	250,000	245,094
Williams Partners, LP
3.90%, 01/15/2025	78,000	76,091
4.00%, 09/15/2025	365,000	356,743
4.85%, 03/01/2048	146,000	139,097
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,988
3.10%, 06/01/2025	110,000	106,387
3.65%, 12/15/2042	40,000	36,930
4.25%, 12/15/2019	140,000	142,595
WW Grainger, Inc. 4.60%, 06/15/2045	291,000	299,644
Xcel Energy, Inc.
4.00%, 06/15/2028 (G)	120,000	119,986
4.80%, 09/15/2041	3,000	3,202
6.50%, 07/01/2036	48,000	61,566
Xylem, Inc. 3.25%, 11/01/2026	33,000	31,022
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	265,000	263,108

		235,534,881

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (A)	$ 360,000	$ 342,994
CNOOC Finance, Ltd. 3.00%, 05/09/2023	200,000	192,826
Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (A)	500,000	483,844
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (A)	200,000	204,819

		1,224,483

Total Corporate Debt Securities (Cost $325,117,790)		316,549,116

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (F)
Province of Ontario 1.65%, 09/27/2019	87,000	85,952

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	199,800
5.00%, 06/15/2045	200,000	196,750
7.38%, 09/18/2037	100,000	124,500

		521,050

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	796,757
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	832,412
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	821,181
Israel Government AID Bond, Principal Only STRIPS Series 2, 11/01/2024	3,300,000	2,715,030

		5,165,380

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,088,271
4.13%, 01/21/2026	200,000	198,400
4.35%, 01/15/2047	100,000	89,350
5.55%, 01/21/2045	119,000	124,355
4.75%, 03/08/2044, MTN	212,000	196,712
5.75%, 10/12/2110, MTN	70,000	68,915

		1,766,003

Panama - 0.0% (F)
Panama Government International Bond 4.50%, 04/16/2050	200,000	192,500

Peru - 0.0% (F)
Peru Government International Bond 5.63%, 11/18/2050	35,000	40,644

Supranational - 0.0% (F)
African Development Bank 8.80%, 09/01/2019	130,000	138,370

Total Foreign Government Obligations (Cost $8,129,105)		7,909,899

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.4%
Cayman Islands - 0.1%
BXMT, Ltd. Series 2017-FL1, Class D, 1-Month LIBOR + 2.70%, 4.77% (B), 06/15/2035 (A)	$ 580,000	$ 582,167
Resource Capital Corp., Ltd. Series 2015-CRE4, Class B, 1-Month LIBOR + 3.00%, 5.07% (B), 08/15/2032 (A)	30,189	29,887
TPG Real Estate Finance Issuer, Ltd. Series 2018-FL1, Class B, 1-Month LIBOR + 1.30%, 3.37% (B), 02/15/2035 (A)	500,000	499,070

		1,111,124

United States - 4.3%
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13% (B), 10/25/2056 (A)	241,319	239,836
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	345,512	348,183
Series 2004-28CB, Class 3A1, 6.00%, 01/25/2035	323,301	323,522
Series 2006-41CB, Class 2A13, 5.75%, 01/25/2037	680,750	577,388
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (A)	100,000	98,299
Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	150,000	139,233
BAMLL Re-REMIC Trust Series 2015-FR11, Class A705, 1.63% (B), 09/27/2044 (A)	783,000	775,973
Banc of America Funding Trust Series 2005-E, Class 4A1, 3.68% (B), 03/20/2035	35,928	36,388
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 4.05% (B), 11/25/2033	60,141	60,622
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	900,000	885,458
BCAP LLC Trust Series 2012-RR10, Class 1A1, 2.19% (B), 02/26/2037 (A)	6,788	6,788
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1-Month LIBOR + 0.64%, 2.73% (B), 07/25/2034	177,041	176,728
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.37% (B), 07/25/2033	23,248	23,456
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.67% (B), 02/25/2036	249,894	251,418
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.52% (B), 06/11/2041 (A)	22,436	160

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 0.78% (B), 12/11/2049 (A)	$ 99,888	$ 417
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 3.88% (B), 02/25/2037	42,410	42,350
Series 2007-A1, Class 8A1, 3.71% (B), 02/25/2037	387,232	396,285
Series 2007-A2, Class 2A1, 3.62% (B), 07/25/2037	18,887	19,227
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	31,079	31,655
Series 2004-3, Class A4, 5.75%, 04/25/2034	24,863	25,507
Series 2004-HYB6, Class A3, 3.52% (B), 11/20/2034	370,845	378,497
Series 2005-15, Class A3, 5.75%, 08/25/2035	302,001	276,640
Series 2005-HYB3, Class 2A2A, 3.73% (B), 06/20/2035	770,186	775,071
Series 2006-HYB2, Class 2A1B, 3.46% (B), 04/20/2036	706,677	651,891
Series 2007-2, Class A16, 6.00%, 03/25/2037	701,513	576,211
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5, 5.25%, 05/25/2034	64,120	65,564
Colt Funding LLC Series 2018-2, Class A1, 3.47% (B), 07/27/2048 (A)	1,250,000	1,250,038
COMM Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 08/10/2030 (A)	500,000	517,873
Series 2013-SFS, Class A2, 3.09%(B), 04/12/2035 (A)	156,000	152,278
Series 2014-CR19, Class A5, 3.80%, 08/10/2047	750,000	760,201
Series 2014-PAT, Class A, 1-Month LIBOR + 0.80%, 2.85% (B), 08/13/2027 (A)	198,000	197,875
Series 2014-TWC, Class A, 1-Month LIBOR + 0.85%, 2.90% (B), 02/13/2032 (A)	665,000	664,790
Series 2014-TWC, Class B, 1-Month LIBOR + 1.60%, 3.65% (B), 02/13/2032 (A)	500,000	500,405
Series 2015-CR25, Class A4, 3.76%, 08/10/2048	437,000	440,441
Series 2018-HOME, Class A, 3.82% (B), 04/10/2033 (A)	1,565,000	1,574,025
Commercial Mortgage Trust Series 2006-GG7, Class AM, 5.95% (B), 07/10/2038	16,490	16,493
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	25,337	26,021

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR26, Class 2A1, 3.69% (B), 11/25/2033	$ 330,807	$ 330,523
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4, Class 2A4, 5.50%, 09/25/2034	79,427	82,804
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (A)	600,000	574,066
Federal Home Loan Mortgage Corp. 0.42% (B), 07/25/2023	28,287,301	397,134
3.00%, 02/15/2048	567,000	520,067
3.21% (B), 04/25/2028	629,000	617,461
Series 4790, Class ED, 3.50%, 08/15/2042	3,472,066	3,489,856
Series K070, Class A2, 3.30% (B), 11/25/2027	546,000	539,702
Series K070, Class AM, 3.36% (B), 12/25/2027	1,360,000	1,347,379
Federal Home Loan Mortgage Corp. REMIC
Series 4125, Class KP, 2.50%, 05/15/2041	1,035,631	1,011,545
Series 4748, Class HE, 3.00%, 01/15/2048	2,000,000	1,869,022
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M1, 1-Month LIBOR + 0.70%, 2.79% (B), 09/25/2030	406,054	406,405
Federal National Mortgage Association REMIC
Series 2013-74, Class YT, 3.00%, 02/25/2041	1,050,451	1,045,839
Series 2017-112, Class AY, 3.50%, 01/25/2048	1,870,000	1,869,128
Series 2017-50, Class FB, 1-Month LIBOR + 0.40%, 2.49% (B), 07/25/2047	4,498,813	4,523,048
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	700,000	705,431
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56% (B), 08/10/2044 (A)	200,000	194,657
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 2.44% (B), 09/25/2035 (A)	58,168	52,261
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1, 3.54% (B), 10/25/2033	22,182	22,397
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	47,678	48,984
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	14,354	14,772
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (B), 08/25/2022 (A)	1,120,000	1,114,288

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust
Series 2004-10, Class 3A1, 1-Month LIBOR + 0.70%, 2.79% (B), 03/25/2035	$ 605,525	$ 568,805
Series 2004-4, Class 1A2, 1-Month LIBOR + 0.62%, 2.71% (B), 09/25/2034	300,180	299,336
Series 2005-4, Class 1A1A, 1-Month LIBOR + 0.54%, 2.63% (B), 05/25/2035	740,075	737,771
Series 2005-4, Class 2A1, 1-Month LIBOR + 0.60%, 2.69% (B), 05/25/2035	34,184	33,833
Series 2005-4, Class 2B1, 1-Month LIBOR + 2.48%, 4.57% (B), 05/25/2035	497,218	474,784
Series 2005-8, Class 1AM, 1-Month LIBOR + 0.70%, 2.79% (B), 02/25/2036	928,415	867,343
Series 2007-A, Class M3, 1-Month LIBOR + 2.25%, 4.34% (B), 05/25/2037 (A)	817,083	741,188
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 4.82% (B), 08/25/2033	48,470	49,548
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month LIBOR + 0.35%, 2.44% (B), 05/25/2036	73,273	72,497
Series 2006-2, Class 2A1, 1-Month LIBOR + 0.35%, 2.44% (B), 08/25/2036	14,491	14,218
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	1,035,000	1,037,063
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3, 1-Month LIBOR + 0.19%, 2.28% (B), 06/25/2037	702,074	698,906
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF, 1-Month LIBOR + 0.16%, 2.23% (B), 05/15/2047	24,783	24,714
Series 2007-LD11, Class AM, 6.16% (B), 06/15/2049	125,719	127,658
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.29% (B), 05/15/2045	61,719	96
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 3.73% (B), 02/25/2034	13,893	13,880
Series 2006-A2, Class 5A3, 3.62% (B), 11/25/2033	29,312	29,910
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	192,000	191,240

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45% (B), 09/15/2039	$ 698,385	$ 529,139
LSTAR Securities Investment, Ltd. Series 2017-7, Class A, 1-Month LIBOR + 1.75%, 0.04% (B), 10/01/2022 (A)	371,468	373,244
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.81% (B), 04/21/2034	49,773	51,070
Series 2004-13, Class 3A7, 3.91% (B), 11/21/2034	23,178	23,796
Series 2004-13, Class 3A7B, 1-Year CMT + 2.00%, 4.23% (B), 11/21/2034	347,675	355,488
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	38,125	39,570
Series 2004-5, Class 5A1, 4.75%, 06/25/2019	3,004	3,004
MASTR Alternative Loan Trust, Principal Only STRIPS Series 2003-8, Class 15, 11/25/2018	4,847	4,739
MASTR Asset Securitization Trust Series 2003-11, Class 9A6, 5.25%, 12/25/2033	64,764	65,463
MASTR Seasoned Securitization Trust Series 2004-2, Class A2, 6.50% (B), 08/25/2032	81,268	83,730
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month LIBOR + 0.62%, 2.71% (B), 10/25/2028	400,749	397,874
Series 2003-H, Class A1, 1-Month LIBOR + 0.64%, 2.73% (B), 01/25/2029	86,425	85,469
Series 2004-A, Class A1, 1-Month LIBOR + 0.46%, 2.55% (B), 04/25/2029	93,542	92,254
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.71% (B), 12/12/2049 (A)	48,325	1
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	300,000	302,962
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ, 5.39% (B), 11/12/2041	371,879	370,732
Series 2006-HQ8, Class D, 5.79% (B), 03/12/2044	304,719	307,626
Series 2007-T27, Class C, 6.15% (B), 06/11/2042 (A)	1,000,000	1,044,254
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1, 0.66% (B), 12/15/2043 (A)	197,429	5

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS (continued)
Series 2007-HQ11, Class X, 0.53% (B), 02/12/2044 (A)	$ 63,495	$ 95
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (A)	17,368	17,286
Series 2012-XA, Class B, 0.25%, 07/27/2049 (A)	67,874	63,806
MortgageIT Trust Series 2005-5, Class A1, 1-Month LIBOR + 0.26%, 2.35% (B), 12/25/2035	256,254	254,628
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 1-Month LIBOR + 0.28%, 2.37% (B), 12/25/2035	833,455	816,377
Opteum Mortgage Acceptance Corp. Trust Series 2006-1, Class 1AC1, 1-Month LIBOR + 0.30%, 2.39% (B), 04/25/2036	658,398	634,405
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81% (B), 05/25/2035	22,322	21,889
RAIT Trust Series 2015-FL5, Class B, 1-Month LIBOR + 3.90%, 5.95% (B), 01/15/2031 (A)	295,000	295,024
RALI Trust Series 2004-QA4, Class NB3, 4.85% (B), 09/25/2034	41,382	41,258
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	157,275
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.84% (B), 04/20/2033	147,809	145,188
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 2.74% (B), 06/20/2033	44,292	44,471
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.68% (B), 12/20/2034	51,742	50,979
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 2.60% (B), 06/20/2034	161,132	152,929
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.78% (B), 09/20/2034	249,044	239,334
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.76% (B), 10/20/2034	193,522	189,205
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.28% (B), 07/20/2036	337,609	321,865
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 2.88% (B), 10/20/2027	62,931	61,338
Series 2018-2, Class A4, 3.50% (B), 02/25/2048 (A)	967,940	963,054

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 3.76% (B), 02/25/2034	$ 433,734	$ 436,895
Series 2004-12, Class 9A, 3.71% (B), 09/25/2034	527,414	533,993
Series 2004-18, Class 4A1, 4.21% (B), 12/25/2034	256,768	253,805
Series 2004-4, Class 5A, 3.80% (B), 04/25/2034	6,086	6,244
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.74% (B), 10/19/2034	39,495	37,797
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.33% (B), 07/19/2035	130,850	127,245
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 3.69% (B), 12/25/2033	7,240	7,280
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 3.62% (B), 09/25/2033	457,731	461,732
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 1-Month LIBOR + 0.64%, 2.73% (B), 09/25/2043	87,315	84,459
Series 2004-3, Class A, 1-Month LIBOR + 0.74%, 2.83% (B), 09/25/2044	102,824	101,272
Series 2004-4, Class 3A, 3.06% (B), 12/25/2044	143,261	144,194
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	174,000	172,824
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/2063	104,000	104,615
Series 2013-C6, Class A4, 3.24%, 04/10/2046	286,000	284,162
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.49% (B), 05/10/2063 (A)	542,304	23,509
V.M. Jog Engineering, Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (A)	544,235	536,561
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (A)	400,000	404,298
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C, 6.17% (B), 04/15/2047	1,000,000	1,013,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C34, Class B, 6.38% (B), 05/15/2046	$ 500,000	$ 508,765
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.10% (B), 03/15/2045 (A)	443,601	2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7, 3.46% (B), 10/25/2033	34,098	34,554
Series 2003-AR11, Class A6, 3.37% (B), 10/25/2033	65,904	66,795
Series 2003-AR5, Class A7, 4.10% (B), 06/25/2033	49,761	50,268
Series 2003-AR6, Class A1, 4.21% (B), 06/25/2033	60,107	60,718
Series 2003-AR7, Class A7, 3.29% (B), 08/25/2033	59,401	60,081
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	29,764	30,657
Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	4,221	4,236
Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	4,169	4,189
Series 2005-AR10, Class 1A3, 3.36% (B), 09/25/2035	261,251	266,004
Series 2005-AR10, Class 1A4, 3.36% (B), 09/25/2035	708,572	724,055
Series 2006-AR17, Class 1A1A, 12-MTA + 0.81%, 2.27% (B), 12/25/2046	336,549	330,927
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80% (B), 03/18/2028 (A)	400,000	396,181
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1, 3.60% (B), 06/25/2033	61,235	62,001
Series 2003-M, Class A1, 3.73% (B), 12/25/2033	340,771	349,083
Series 2004-EE, Class 3A2, 4.16% (B), 12/25/2034	180,257	187,227
Series 2004-I, Class 1A1, 3.75% (B), 07/25/2034	136,651	139,863
Series 2004-P, Class 2A1, 3.64% (B), 09/25/2034	52,775	54,205
Series 2004-R, Class 2A1, 3.60% (B), 09/25/2034	19,941	20,611
Series 2005-AR14, Class A1, 3.66% (B), 08/25/2035	278,545	282,640
Series 2005-AR16, Class 6A3, 4.10% (B), 10/25/2035	198,972	200,649
Series 2005-AR3, Class 1A1, 4.23% (B), 03/25/2035	278,902	287,002
Series 2005-AR4, Class 2A2, 3.97% (B), 04/25/2035	185,447	186,664

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR8, Class 2A1, 3.91% (B), 06/25/2035	$ 19,906	$ 20,397
Series 2005-AR9, Class 2A1, 3.71% (B), 10/25/2033	23,364	23,666
Series 2005-AR9, Class 3A1, 4.24% (B), 06/25/2034	454,445	468,670
Series 2006-AR6, Class 7A1, 3.65% (B), 03/25/2036	349,919	354,999
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 03/15/2044 (A)	100,000	102,560
Series 2012-C6, Class A4, 3.44%, 04/15/2045	200,000	201,003

		60,041,460

Total Mortgage-Backed Securities (Cost $60,665,901)		61,152,584

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (F)
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	25,000	31,881
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	80,000	113,344

		145,225

New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	170,000	180,552
5.65%, 11/01/2040	40,000	49,549

		230,101

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds Series A, 4.05%, 12/01/2056	114,000	115,784
4.80%, 06/01/2111	91,000	99,165

		214,949

Total Municipal Government Obligations (Cost $554,613)		590,275

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.4%
Federal Home Loan Banks 5.50%, 07/15/2036	250,000	326,226
Federal Home Loan Mortgage Corp. 2.20% (B), 05/25/2028	4,531,000	722,763
2.25%, 03/15/2042	2,758,432	2,581,639
1-Month LIBOR + 0.55%, 2.62% (B), 07/15/2042 - 03/15/2044	1,639,531	1,661,139
3.00%, 07/01/2033 - 06/01/2045	8,842,342	8,546,262
3.50%, 01/01/2032 - 03/01/2048	10,477,595	10,499,712
1-Year CMT + 2.25%, 3.53% (B), 02/01/2036	47,851	50,494

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.85%, 3.73% (B), 07/01/2040	$ 94,893	$ 99,690
1-Year CMT + 2.43%, 3.75% (B), 12/01/2031	38,146	40,443
4.00%, 12/01/2040 - 01/01/2046	1,502,396	1,545,120
4.50%, 05/01/2041	551,231	579,644
5.00%, 02/01/2034	276,948	287,468
6.00%, 01/01/2024 - 01/01/2034	103,952	109,534
6.50%, 12/01/2027 - 11/01/2037	385,453	430,762
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.60%, 09/25/2020	53,113	52,726
2.62%, 01/25/2023	1,750,000	1,716,831
1-Month LIBOR + 0.70%, 2.70% (B), 09/25/2022	386,812	387,783
2.72%, 07/25/2026	840,000	805,825
2.74%, 09/25/2025	700,000	672,295
2.77%, 05/25/2025	750,000	728,570
2.81%, 09/25/2024	1,478,000	1,443,875
2.84%, 09/25/2022	534,000	528,345
3.12%, 06/25/2027	1,634,000	1,597,057
3.24%, 04/25/2027	602,000	595,158
3.33%, 05/25/2027	322,000	319,103
3.39%, 03/25/2024	714,000	723,239
3.49%, 01/25/2024	1,000,000	1,017,878
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.31% (B), 07/15/2037	132,818	133,039
1-Month LIBOR + 0.35%, 2.42% (B), 06/15/2043	1,090,931	1,088,410
1-Month LIBOR + 0.40%, 2.47% (B), 04/15/2039	392,363	393,816
1-Month LIBOR + 0.45%, 2.52% (B), 03/15/2039 - 11/15/2039	626,737	625,691
3.00%, 04/15/2025 - 01/15/2046	16,362,719	16,156,447
3.50%, 05/15/2021 - 02/15/2042	5,041,912	5,114,707
4.00%, 12/15/2024 - 12/15/2041	3,125,814	3,225,230
4.50%, 02/15/2020 - 06/15/2025	508,435	531,902
5.00%, 07/15/2020 - 05/15/2041	579,188	612,900
5.30%, 01/15/2033	60,757	65,423
5.50%, 11/15/2023 - 07/15/2037	1,194,894	1,298,473
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	62,430	62,944
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	131,808	138,631
5.70% (B), 10/15/2038	34,893	37,829
5.75%, 06/15/2035 - 08/15/2035	1,228,363	1,354,284
5.85%, 09/15/2035	352,413	388,778
6.00%, 04/15/2036	110,376	122,162
6.50%, 02/15/2032	48,961	53,995
(2.00) * 1-Month LIBOR + 14.40%, 10.25% (B), 09/15/2034	906	906
(4.44) * 1-Month LIBOR + 24.43%, 15.22% (B), 06/15/2035	80,045	88,772

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 4.30% (B), 10/15/2037	$ 326,829	$ 45,429
4.50%, 12/15/2024	10,599	214
5.00%, 10/15/2039	114,263	14,760
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 04/15/2020 - 01/15/2040	290,220	252,812
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 1-Month LIBOR + 0.40%, 2.49% (B), 03/25/2043	615,939	612,566
Federal National Mortgage Association
Zero Coupon, 10/09/2019	450,000	435,667
1.47%, 12/01/2019	438,403	429,456
2.00%, 12/01/2020	500,000	488,417
2.01%, 06/01/2020	2,000,000	1,964,973
2.03%, 08/01/2019	24,736	24,559
2.22%, 12/01/2022	1,398,605	1,353,450
1-Month LIBOR + 0.35%, 2.26% (B), 01/01/2023	887,633	887,393
1-Month LIBOR + 0.37%, 2.28% (B), 12/01/2024	2,000,000	1,992,578
1-Month LIBOR + 0.22%, 2.31% (B), 03/25/2045	73,642	73,306
2.38%, 12/01/2022	933,321	909,111
1-Month LIBOR + 0.48%, 2.39% (B), 09/01/2024	926,094	921,797
2.39%, 06/01/2025	408,735	386,872
2.40%, 12/01/2022 - 02/01/2023	2,883,757	2,810,540
1-Month LIBOR + 0.50%, 2.45% (B), 08/25/2019	34,548	34,525
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,926,433
2.47%, 09/01/2022	443,613	433,116
2.49%, 05/25/2026	1,000,000	939,722
2.50%, 04/01/2023	1,000,000	974,901
2.52%, 10/01/2022 - 05/01/2023	1,454,778	1,421,220
2.53%, 10/01/2022 - 09/25/2024	2,281,031	2,208,160
2.57% (B), 12/25/2026	1,500,000	1,401,009
2.57%, 01/01/2023	1,941,591	1,905,537
2.59%, 10/01/2028	2,435,000	2,244,943
1-Month LIBOR + 0.50%, 2.59% (B), 08/25/2042	273,275	275,210
2.61% (B), 10/25/2021	921,656	912,137
2.64%, 04/01/2023	920,331	900,036
2.66%, 12/01/2022	991,265	973,124
2.67%, 07/01/2022	1,000,000	981,220
2.69%, 12/01/2028	2,010,000	1,862,517
2.70%, 07/01/2026	1,000,000	953,190
2.72%, 10/25/2024	1,000,000	971,664
2.75%, 03/01/2022	442,694	436,582
2.77%, 06/01/2023	859,496	844,840
2.81%, 06/01/2023 - 05/01/2027	1,998,616	1,943,698
2.86%, 05/01/2022	890,836	881,434
2.87%, 02/01/2032	650,000	603,040
1-Month LIBOR + 0.93%, 2.88% (B), 11/25/2022	441,504	445,928
2.90%, 06/25/2027	1,184,308	1,138,932

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.92%, 08/25/2021 - 12/01/2024	$ 1,309,757	$ 1,290,985
2.93%, 06/01/2030	800,000	757,380
2.94%, 02/01/2027 - 12/01/2028	4,273,246	4,080,406
2.98%, 07/01/2022 - 04/01/2023	2,428,798	2,415,505
3.02% (B), 08/25/2024	955,000	942,364
3.04%, 12/01/2024	1,000,000	988,829
3.05%, 01/01/2025 - 12/01/2029	6,676,000	6,398,039
3.06%, 08/01/2032	1,140,000	1,070,913
3.06% (B), 05/25/2027	930,000	902,470
3.08%, 12/01/2024 - 12/01/2029	2,167,119	2,108,658
3.09%, 09/01/2029	2,385,000	2,280,293
3.09% (B), 04/25/2027	1,167,000	1,129,728
3.10%, 09/01/2025	1,000,000	992,302
3.10% (B), 07/25/2024	820,000	816,011
3.11%, 01/01/2022 - 12/01/2024	1,669,480	1,663,373
3.12%, 05/01/2022 - 02/01/2027	2,845,927	2,807,319
3.13%, 06/01/2030	500,000	476,650
3.14%, 12/01/2026	937,135	922,829
3.14% (B), 03/25/2028	740,000	715,846
3.15%, 12/01/2024	2,401,394	2,381,122
3.18% (B), 06/25/2027	1,001,000	976,620
3.19% (B), 02/25/2030	529,000	505,531
3.20%, 06/01/2030	500,000	485,896
3.21%, 03/01/2029	4,000,000	3,887,807
3.23%, 11/01/2020 - 08/01/2027	2,588,990	2,566,658
3.24%, 10/01/2026 - 01/01/2033	1,887,165	1,844,237
3.26%, 07/01/2022	1,286,709	1,297,349
3.28%, 08/01/2020	3,648,302	3,657,795
3.29%, 10/01/2020 - 08/01/2026	4,919,142	4,902,687
3.30%, 12/01/2026 - 12/01/2029	4,967,482	4,869,962
3.30% (B), 04/25/2029	823,000	796,690
3.32%, 04/01/2029	3,000,000	2,943,647
3.34%, 02/01/2027 - 07/01/2030	4,660,962	4,615,099
3.35%, 08/01/2023	666,319	670,898
3.38%, 12/01/2023	1,488,257	1,501,349
3.45%, 01/01/2024 - 04/01/2029	3,093,726	3,094,115
3.50%, 08/01/2032 - 07/01/2047	22,109,884	22,157,398
3.50% (B), 01/25/2024	1,500,000	1,523,651
3.51% (B), 12/25/2023	1,776,000	1,812,290
3.56%, 01/01/2021	673,203	683,089
3.58%, 01/01/2032	1,700,000	1,710,076
3.59%, 12/01/2020	1,300,089	1,318,296
3.63%, 10/01/2029	474,305	481,635
3.67%, 07/01/2023	925,000	946,680
3.73%, 07/01/2022	817,701	833,195
3.76%, 11/01/2023	992,002	1,016,738
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,048,747
3.82%, 05/01/2022	764,664	779,849
3.84%, 09/01/2020	605,262	605,882
3.87%, 08/01/2021	448,316	458,735
3.95%, 09/01/2021	156,767	160,275
4.00%, 01/01/2035 - 09/01/2047	16,433,392	16,877,097
4.02%, 11/01/2028	371,948	390,325
4.04%, 10/01/2020	400,000	408,598
4.13%, 08/01/2021	446,680	459,611
4.25%, 04/01/2021	1,050,000	1,081,836
4.30%, 04/01/2021	416,359	429,218

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.33%, 04/01/2021	$ 358,208	$ 369,500
4.36%, 05/01/2021	941,303	972,622
4.39%, 05/01/2021	280,489	288,674
4.48%, 02/01/2021	448,130	461,260
4.50%, 12/01/2019 - 09/01/2040	1,314,239	1,362,825
4.54%, 01/01/2020	636,228	650,335
5.00%, 06/01/2033 - 08/01/2040	185,496	198,153
5.50%, 03/01/2024 - 03/01/2035	385,622	417,342
6.00%, 08/01/2021 - 09/01/2037	819,729	889,002
7.00%, 11/01/2037 - 12/01/2037	32,653	35,432
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 2.38% (B), 07/25/2036	103,024	102,834
1-Month LIBOR + 0.40%, 2.49% (B), 05/25/2027	152,943	153,857
1-Month LIBOR + 0.50%, 2.59% (B), 05/25/2035 - 10/25/2042	935,378	941,492
1-Month LIBOR + 0.60%, 2.69% (B), 04/25/2040	31,319	31,543
1-Month LIBOR + 0.65%, 2.74% (B), 02/25/2024	71,524	71,803
2.75%, 10/25/2047	163,840	127,772
1-Month LIBOR + 0.90%, 2.99% (B), 03/25/2038	155,782	159,119
3.00%, 05/25/2026 - 01/25/2048	2,986,341	2,882,647
1-Month LIBOR + 1.25%, 3.34% (B), 07/25/2023	129,806	132,001
3.50%, 04/25/2031 - 02/25/2058	1,446,912	1,416,077
4.00%, 05/25/2033	150,933	155,173
5.00%, 10/25/2025	98,614	102,838
5.25%, 05/25/2039	38,022	39,188
5.50%, 03/25/2023 - 07/25/2040	806,246	860,049
6.00%, 03/25/2029	22,308	24,116
6.50%, 01/25/2032 - 07/25/2036	98,812	109,938
7.00%, 11/25/2041	99,218	110,975
(3.50) * 1-Month LIBOR + 23.10%, 15.78% (B), 06/25/2035	63,947	73,807
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 4.44% (B), 01/25/2041	324,762	55,343
(1.00) * 1-Month LIBOR + 6.60%, 4.51% (B), 08/25/2035 - 06/25/2036	369,044	43,006
(1.00) * 1-Month LIBOR + 6.70%, 4.61% (B), 03/25/2036	314,310	53,124
5.00%, 08/25/2019	101,946	929
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	1,488,839	1,182,623
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	34,656	31,064
05/15/2030, MTN	400,000	266,788
FREMF Mortgage Trust 3.70% (B), 11/25/2049 (A)	491,000	472,921
3.81% (B), 01/25/2048 (A)	2,300,000	2,260,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust (continued)
3.81% (B), 01/25/2048 (A)	$ 1,000,000	$ 947,646
3.96% (B), 11/25/2047 (A)	1,000,000	948,113
3.97% (B), 07/25/2049 (A)	440,000	436,259
4.21% (B), 11/25/2047 (A)	455,000	455,178
1-Month LIBOR + 2.50%, 4.50% (B), 11/25/2024 (A)	999,923	1,018,804
Government National Mortgage Association 1.65%, 01/20/2063 - 04/20/2063	1,840,066	1,806,042
1-Month LIBOR + 0.34%, 2.26% (B), 12/20/2062	556,640	556,087
1-Month LIBOR + 0.41%, 2.33% (B), 03/20/2063	338,201	338,523
1-Month LIBOR + 0.45%, 2.37% (B), 03/20/2060 - 02/20/2063	669,506	670,801
1-Month LIBOR + 0.47%, 2.39% (B), 03/20/2063 - 08/20/2065	2,032,674	2,038,865
1-Month LIBOR + 0.48%, 2.40% (B), 04/20/2063 - 02/20/2065	2,365,955	2,375,245
1-Month LIBOR + 0.50%, 2.42% (B), 02/20/2061 - 06/20/2067	5,779,460	5,803,298
1-Month LIBOR + 0.52%, 2.43% (B), 10/20/2062	310,799	311,769
1-Month LIBOR + 0.52%, 2.44% (B), 09/20/2065	578,280	581,889
1-Month LIBOR + 0.55%, 2.47% (B), 04/20/2062 - 07/20/2062	212,434	212,817
1-Month LIBOR + 0.56%, 2.48% (B), 03/20/2067	1,443,122	1,455,614
1-Month LIBOR + 0.58%, 2.50% (B), 05/20/2066	786,596	789,000
2.50%, 04/16/2045	3,691,890	3,157,571
1-Month LIBOR + 0.60%, 2.52% (B), 04/20/2064 - 11/20/2065	3,049,599	3,077,125
1-Month LIBOR + 0.65%, 2.57% (B), 05/20/2061 - 03/20/2064	2,522,777	2,541,751
1-Month LIBOR + 0.69%, 2.61% (B), 02/20/2064	603,646	611,467
1-Month LIBOR + 0.70%, 2.62% (B), 09/20/2063	1,148,163	1,157,869
1-Month LIBOR + 1.00%, 2.92% (B), 12/20/2066	461,364	472,581
3.00%, 09/20/2047	341,000	304,451
3.98% (B), 11/16/2042	189,832	194,084
4.00%, 09/16/2025	500,000	508,387
4.25%, 12/20/2044	736,344	774,971
4.50%, 05/20/2048	6,805,566	7,076,248
4.60% (B), 10/20/2041	539,769	562,815
4.75% (B), 11/20/2042	479,223	502,692
5.00%, 04/20/2041 - 05/20/2048	1,212,219	1,287,704
5.24% (B), 07/20/2060	297,545	302,718
5.50%, 01/16/2033 - 07/20/2037	725,442	787,663
5.85% (B), 12/20/2038	115,503	127,172
6.00%, 02/15/2024 - 09/20/2038	538,096	575,601
(3.50) * 1-Month LIBOR + 23.28%, 15.98% (B), 04/20/2037	49,813	63,734

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS 2.15% (B), 06/20/2067	$ 2,961,679	$ 305,349
(1.00) * 1-Month LIBOR + 6.60%, 4.52% (B), 05/20/2041	107,911	15,505
7.50%, 04/20/2031	22,761	2,165
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	51,129	46,585
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	6,075,000	5,776,221
Tennessee Valley Authority 1.75%, 10/15/2018	171,000	170,812
4.25%, 09/15/2065	264,000	299,024
4.63%, 09/15/2060	155,000	185,874
5.88%, 04/01/2036	625,000	820,663
Tennessee Valley Authority, Principal Only STRIPS 07/15/2028	1,000,000	710,934

Total U.S. Government Agency Obligations (Cost $317,962,352)		312,394,130

U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury - 11.9%
U.S. Treasury Bond 2.50%, 02/15/2045	1,300,000	1,185,285
2.75%, 08/15/2042 - 11/15/2047	3,309,100	3,173,216
2.88%, 05/15/2043	3,580,000	3,517,630
3.00%, 02/15/2048 (G)	291,000	291,978
3.13%, 02/15/2043 - 05/15/2048	1,397,000	1,435,214
3.38%, 05/15/2044	2,100,000	2,250,527
3.63%, 08/15/2043 - 02/15/2044	5,270,000	5,876,443
3.75%, 11/15/2043	2,508,000	2,851,185
3.88%, 08/15/2040	2,160,000	2,485,688
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,119,756
4.38%, 02/15/2038 - 05/15/2041	8,223,000	10,080,943
4.50%, 02/15/2036 - 08/15/2039	8,746,000	10,875,723
4.75%, 02/15/2037	450,000	570,322
5.38%, 02/15/2031	29,000	36,642
8.75%, 08/15/2020	1,000,000	1,126,836
U.S. Treasury Bond, Principal Only STRIPS 05/15/2021 - 05/15/2035	71,693,000	55,717,041
08/15/2022 - 02/15/2023 (G)	10,890,000	9,620,573
U.S. Treasury Note 0.75%, 02/15/2019	150,000	148,641
1.13%, 01/31/2019	7,697,000	7,649,495
1.38%, 01/31/2021	245,000	237,526
1.50%, 06/15/2020 - 01/31/2022	640,000	621,308
1.63%, 08/15/2022 - 02/15/2026	2,684,400	2,540,774
1.75%, 11/30/2021 - 09/30/2022	3,500,000	3,392,324
2.00%, 02/28/2021 - 11/15/2026	8,506,000	8,249,859
2.13%, 01/31/2021 - 05/15/2025	15,605,000	15,192,727
2.25%, 11/15/2024 - 02/15/2027	830,000	795,687
2.50%, 05/31/2020 - 05/15/2024	1,556,000	1,537,775
2.63%, 11/15/2020 - 05/15/2021	746,700	747,207
2.75%, 05/31/2023 - 02/15/2024	3,228,100	3,227,354
2.88%, 04/30/2025 - 05/15/2028	1,060,100	1,063,931

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
3.13%, 05/15/2021	$ 3,350,000	$ 3,396,193
3.38%, 11/15/2019	200,000	202,406
3.63%, 02/15/2021	3,250,000	3,332,900

		165,551,109

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	58,333	68,543
U.S. Treasury Inflation-Indexed Note 0.13%, 04/15/2019 - 01/15/2022	2,024,937	1,999,847
1.38%, 01/15/2020	88,032	89,023

		2,157,413

Total U.S. Government Obligations (Cost $169,961,012)		167,708,522

	Shares	Value
COMMON STOCKS - 21.9%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.	43,111	900,977
BHP Billiton, Ltd.	44,356	1,113,118
Commonwealth Bank of Australia (G)	2,690	145,065
CSL, Ltd.	2,488	354,661
Dexus, REIT	55,074	395,755
Goodman Group, REIT	81,612	581,019
Macquarie Group, Ltd.	683	62,499
National Australia Bank, Ltd.	4,195	85,095
Wesfarmers, Ltd.	12,715	464,465
Westpac Banking Corp.	7,818	169,521

		4,272,175

Austria - 0.0% (F)
Erste Group Bank AG (K)	7,575	316,248

Belgium - 0.1%
Anheuser-Busch InBev SA	12,442	1,256,825

Bermuda - 0.0% (F)
Aspen Insurance Holdings, Ltd.	950	38,665
Everest Re Group, Ltd.	388	89,426
Maiden Holdings, Ltd.	1,050	8,138
RenaissanceRe Holdings, Ltd.	675	81,216

		217,445

Canada - 0.1%
Lululemon Athletica, Inc. (K)	2,280	284,658
Waste Connections, Inc.	15,397	1,159,086

		1,443,744

Denmark - 0.1%
Chr Hansen Holding A/S	3,851	355,768
Novo Nordisk A/S, Class B	9,183	426,048

		781,816

Finland - 0.1%
Cargotec OYJ, B Shares	6,231	315,366
Nokia OYJ	82,820	476,816
Outokumpu OYJ (G)	69,379	431,679
Wartsila OYJ Abp	9,694	190,526

		1,414,387

	Shares	Value
COMMON STOCKS (continued)
France - 0.8%
Air Liquide SA	8,891	$ 1,118,239
Airbus SE	7,566	885,855
Alstom SA	13,102	602,228
AXA SA	33,346	818,355
BNP Paribas SA	15,424	958,066
Capgemini SE	3,634	488,884
Pernod Ricard SA (G)	4,796	783,548
Renault SA (G)	7,229	614,833
Sanofi	12,505	1,002,519
Schneider Electric SE	10,632	886,754
Sodexo SA	6,182	618,120
TOTAL SA	22,087	1,346,663
Vinci SA	1,714	164,852
Vivendi SA	12,991	318,589

		10,607,505

Germany - 0.5%
adidas AG	1,864	406,949
Allianz SE	674	139,332
BASF SE	3,203	306,381
Bayer AG	9,509	1,047,720
Brenntag AG	9,398	523,726
Daimler AG	13,119	844,612
Deutsche Bank AG	10,638	114,565
Deutsche Boerse AG	4,211	561,345
Deutsche Post AG	13,176	430,373
Deutsche Telekom AG (K)	34,483	534,373
Infineon Technologies AG	17,216	438,889
Linde AG	363	86,648
SAP SE	11,239	1,298,709
Siemens AG	4,069	537,996

		7,271,618

Hong Kong - 0.2%
AIA Group, Ltd.	99,600	870,878
BOC Hong Kong Holdings, Ltd.	97,000	456,836
CK Asset Holdings, Ltd.	46,500	369,245
CK Hutchison Holdings, Ltd.	54,000	572,652

		2,269,611

Ireland - 0.2%
Accenture PLC, Class A	4,330	708,345
Allegion PLC	3,742	289,481
CRH PLC	12,027	426,270
Jazz Pharmaceuticals PLC (K)	2,441	420,584
Medtronic PLC	5,680	486,265
Ryanair Holdings PLC, ADR (K)	5,213	595,481

		2,926,426

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (K)	700	33,495
Teva Pharmaceutical Industries, Ltd., ADR	10,314	250,836

		284,331

Italy - 0.1%
Assicurazioni Generali SpA	30,290	508,305
Enel SpA	166,396	924,367
Telecom Italia SpA (K)	371,555	276,569
UniCredit SpA	4,195	70,035

		1,779,276

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan - 1.5%
Asahi Group Holdings, Ltd.	6,700	$ 343,245
Bridgestone Corp.	18,000	704,457
Central Japan Railway Co.	2,100	435,497
Daicel Corp.	42,200	467,301
Daikin Industries, Ltd.	7,100	850,987
DMG Mori Co., Ltd. (G)	20,800	288,756
Electric Power Development Co., Ltd.	5,300	136,910
Hitachi, Ltd.	38,000	268,264
Honda Motor Co., Ltd.	25,700	755,111
Japan Airlines Co., Ltd.	12,900	457,672
Japan Tobacco, Inc. (G)	17,500	489,206
Kao Corp.	9,000	686,899
KDDI Corp.	10,700	292,930
Keyence Corp.	500	282,527
Kyowa Hakko Kirin Co., Ltd.	10,500	211,773
Kyushu Electric Power Co., Inc.	15,100	168,573
Mabuchi Motor Co., Ltd.	13,800	656,876
Marui Group Co., Ltd.	29,300	617,678
Mitsubishi Corp.	25,200	700,588
Mitsubishi UFJ Financial Group, Inc.	160,600	915,455
NGK Spark Plug Co., Ltd.	17,000	485,210
Nintendo Co., Ltd.	700	228,876
Nippon Telegraph & Telephone Corp.	11,400	518,542
Nomura Research Institute, Ltd.	8,200	397,724
Olympus Corp.	2,400	89,961
Otsuka Corp.	7,900	310,035
Otsuka Holdings Co., Ltd.	13,000	629,833
Panasonic Corp.	41,100	554,422
Renesas Electronics Corp. (K)	72,100	707,227
Seven & i Holdings Co., Ltd.	18,100	789,785
Sony Corp.	6,500	332,529
Sumitomo Electric Industries, Ltd.	27,800	414,307
Sumitomo Mitsui Financial Group, Inc.	19,500	758,407
T&D Holdings, Inc.	33,600	505,146
Tokio Marine Holdings, Inc.	12,300	576,922
Tokyo Gas Co., Ltd.	9,700	257,624
Tokyu Corp.	34,500	594,554
Toray Industries, Inc.	61,400	484,700
Toyota Motor Corp.	22,200	1,437,691
West Japan Railway Co.	7,100	523,546
Yamato Holdings Co., Ltd.	18,800	554,245

		20,881,991

Jersey, Channel Islands - 0.1%
Ferguson PLC	9,508	771,714

Luxembourg - 0.0% (F)
ArcelorMittal	14,388	421,906

Netherlands - 0.4%
Akzo Nobel NV	7,143	611,606
ASML Holding NV	3,535	700,551
Heineken NV	2,894	290,714
ING Groep NV	67,320	969,182
Koninklijke Philips NV	5,150	219,066
Royal Dutch Shell PLC, Class A	29,064	1,008,411
Royal Dutch Shell PLC, Class B	37,617	1,347,119

		5,146,649

Panama - 0.0% (F)
Copa Holdings SA, Class A	2,117	200,311

	Shares	Value
COMMON STOCKS (continued)
Puerto Rico - 0.0% (F)
EVERTEC, Inc. (K)	1,000	$ 21,850
First BanCorp (K)	16,025	122,591

		144,441

Singapore - 0.1%
DBS Group Holdings, Ltd.	25,300	494,116
Kulicke & Soffa Industries, Inc.	6,375	151,852
United Overseas Bank, Ltd.	29,500	579,391

		1,225,359

Spain - 0.2%
Banco Santander SA	76,245	408,867
Bankia SA (G)	109,348	409,523
Iberdrola SA	136,982	1,059,625
Industria de Diseno Textil SA	25,225	861,934
Telefonica SA	36,022	306,202

		3,046,151

Sweden - 0.1%
Lundin Petroleum AB	12,196	389,025
Spotify Technology SA (K)	1,940	326,386
Svenska Handelsbanken AB, A Shares	58,184	646,752

		1,362,163

Switzerland - 0.5%
Chubb, Ltd.	474	60,207
Cie Financiere Richemont SA	5,980	507,965
Credit Suisse Group AG (K)	27,446	414,337
LafargeHolcim, Ltd. (K)	11,551	564,311
Nestle SA	21,353	1,658,130
Novartis AG	11,910	905,367
Roche Holding AG	6,698	1,491,713
Swiss Re AG	5,964	516,121
Transocean, Ltd. (G) (K)	7,275	97,776
UBS Group AG (K)	30,875	477,794
Zurich Insurance Group AG	886	263,125

		6,956,846

United Kingdom - 0.9%
3i Group PLC	39,535	469,900
Aptiv PLC	2,104	192,790
AstraZeneca PLC	3,908	270,928
Aviva PLC	73,760	490,618
Avon Products, Inc. (K)	7,325	11,866
Barratt Developments PLC	33,384	227,078
BP PLC	107,429	819,911
British American Tobacco PLC	24,814	1,254,259
Burberry Group PLC	18,405	524,664
Cardtronics PLC, Class A (K)	700	16,926
Delphi Technologies PLC	3,904	177,476
Diageo PLC	2,696	96,850
Dixons Carphone PLC	61,740	152,044
Ensco PLC, Class A	2,775	20,146
GlaxoSmithKline PLC	42,854	865,203
HSBC Holdings PLC	103,350	969,368
InterContinental Hotels Group PLC	7,515	468,126
ITV PLC	233,788	536,863
Janus Henderson Group PLC	2,290	70,372
LivaNova PLC (K)	700	69,874
Lloyds Banking Group PLC	480,240	399,609
Michael Kors Holdings, Ltd. (K)	4,370	291,042

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Noble Corp. PLC (K)	3,675	$ 23,263
Prudential PLC	39,399	901,885
Rio Tinto PLC	3,439	190,667
Rio Tinto, Ltd.	12,884	795,584
Standard Chartered PLC	72,311	660,965
STERIS PLC	1,375	144,389
Taylor Wimpey PLC	123,863	292,445
Travelport Worldwide, Ltd.	2,050	38,007
Unilever NV, CVA	9,327	520,478
Vodafone Group PLC	378,844	919,062
Whitbread PLC	3,700	193,321

		13,075,979

United States - 15.6%
8x8, Inc. (K)	1,675	33,584
A. Schulman, Inc.	2,275	101,237
Aaron’s, Inc.	2,900	126,005
Abbott Laboratories	8,364	510,120
AbbVie, Inc.	9,723	900,836
Abercrombie & Fitch Co., Class A	1,050	25,704
ABM Industries, Inc.	875	25,533
Acadia Healthcare Co., Inc. (K)	8,378	342,744
ACI Worldwide, Inc. (K)	1,900	46,873
Acorda Therapeutics, Inc. (K)	2,175	62,422
Activision Blizzard, Inc.	724	55,256
Adobe Systems, Inc. (K)	4,715	1,149,564
Adtalem Global Education, Inc. (K)	925	44,493
Advanced Energy Industries, Inc. (K)	675	39,211
AdvanSix, Inc. (K)	425	15,568
AECOM (K)	4,750	156,892
Aegion Corp. (K)	3,475	89,481
Aerojet Rocketdyne Holdings, Inc. (K)	950	28,016
AGCO Corp.	2,350	142,692
Agilent Technologies, Inc.	1,396	86,329
Agree Realty Corp., REIT	1,625	85,751
AK Steel Holding Corp. (G) (K)	5,125	22,243
Akorn, Inc. (K)	6,025	99,955
Alamo Group, Inc.	125	11,295
Alcoa Corp. (K)	6,632	310,908
Alexander & Baldwin, Inc.	1,046	24,581
Alexion Pharmaceuticals, Inc. (K)	947	117,570
Alleghany Corp.	300	172,491
Allergan PLC	2,013	335,607
ALLETE, Inc.	1,175	90,957
Alliance Data Systems Corp.	428	99,810
Allscripts Healthcare Solutions, Inc. (K)	3,075	36,900
Allstate Corp.	3,520	321,270
Alphabet, Inc., Class A (K)	1,733	1,956,886
Alphabet, Inc., Class C (K)	4,035	4,501,648
Altria Group, Inc.	4,078	231,590
AMAG Pharmaceuticals, Inc. (K)	3,850	75,075
Amazon.com, Inc. (K)	3,739	6,355,552
AMC Networks, Inc., Class A (K)	1,325	82,415
American Assets Trust, Inc., REIT	3,650	139,758
American Axle & Manufacturing Holdings, Inc. (K)	1,800	28,008
American Campus Communities, Inc., REIT	3,300	141,504
American Eagle Outfitters, Inc.	17,625	409,781
American Electric Power Co., Inc.	4,141	286,764

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Equity Investment Life Holding Co.	1,425	$ 51,300
American Express Co.	1,157	113,386
American Financial Group, Inc.	2,225	238,809
American International Group, Inc.	13,450	713,119
American Public Education, Inc. (K)	300	12,630
American States Water Co.	600	34,296
American Tower Corp., REIT	2,760	397,909
American Vanguard Corp.	450	10,328
Ameriprise Financial, Inc.	1,450	202,826
Ameris Bancorp	500	26,675
AmerisourceBergen Corp.	3,667	312,685
Amgen, Inc.	5,383	993,648
AMN Healthcare Services, Inc. (K)	775	45,415
Amphenol Corp., Class A	3,954	344,591
Analog Devices, Inc.	9,657	926,299
Andeavor	1,452	190,473
AngioDynamics, Inc. (K)	1,675	37,252
Anixter International, Inc. (K)	475	30,068
Anthem, Inc.	3,590	854,528
Apergy Corp. (K)	1,300	54,275
Apple, Inc.	39,493	7,310,549
Applied Industrial Technologies, Inc.	625	43,844
Applied Materials, Inc.	23,450	1,083,155
AptarGroup, Inc.	275	25,680
ArcBest Corp.	2,450	111,965
Archer-Daniels-Midland Co.	6,700	307,061
Archrock, Inc.	2,175	26,100
Arista Networks, Inc. (K)	1,239	319,030
Armada Hoffler Properties, Inc., REIT	8,050	119,945
ARRIS International PLC (K)	6,175	150,948
Arrow Electronics, Inc. (K)	3,325	250,306
Asbury Automotive Group, Inc. (K)	1,725	118,249
ASGN, Inc. (K)	775	60,597
Ashland Global Holdings, Inc.	525	41,045
Associated Banc-Corp.	5,025	137,182
AT&T, Inc.	29,957	961,919
Atmos Energy Corp.	3,175	286,194
ATN International, Inc.	175	9,235
AutoNation, Inc. (K)	1,025	49,794
AutoZone, Inc. (K)	697	467,638
AvalonBay Communities, Inc., REIT	2,388	410,473
Avis Budget Group, Inc. (K)	7,400	240,500
Avista Corp.	1,375	72,407
Avnet, Inc.	4,525	194,077
BancorpSouth Bank	1,700	56,015
Bank of America Corp.	97,216	2,740,519
Bank of Hawaii Corp.	1,025	85,505
Bank of New York Mellon Corp.	5,895	317,917
Bank of the Ozarks, Inc. (K)	850	38,284
Banner Corp.	500	30,065
Barnes Group, Inc.	775	45,648
Baxter International, Inc.	7,850	579,644
BB&T Corp.	5,432	273,990
Becton Dickinson and Co.	2,462	589,797
Bel Fuse, Inc., Class B	1,175	24,558
Belden, Inc. (G)	625	38,200
Bemis Co., Inc.	400	16,884
Benchmark Electronics, Inc.	3,750	109,312

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Berkshire Hathaway, Inc., Class B (K)	7,531	$ 1,405,661
Best Buy Co., Inc.	8,001	596,715
Big Lots, Inc. (G)	900	37,602
Bio-Rad Laboratories, Inc., Class A (K)	325	93,775
Biogen, Inc. (K)	1,433	415,914
BJ’s Restaurants, Inc.	275	16,500
BlackRock, Inc.	903	450,633
Blucora, Inc. (K)	625	23,125
Boeing Co.	6,291	2,110,693
BofI Holding, Inc. (K)	675	27,614
Boise Cascade Co.	1,950	87,165
Booking Holdings, Inc. (K)	322	652,723
Boston Private Financial Holdings, Inc.	1,200	19,080
Boston Scientific Corp. (K)	20,098	657,205
Bottomline Technologies de, Inc. (K)	550	27,407
Boyd Gaming Corp.	525	18,197
Briggs & Stratton Corp.	3,200	56,352
Brink’s Co.	800	63,800
Brinker International, Inc. (G)	2,450	116,620
Bristol-Myers Squibb Co.	8,867	490,700
Brixmor Property Group, Inc., REIT	2,381	41,501
Broadcom, Inc.	5,487	1,331,366
Brookline Bancorp, Inc.	1,125	20,925
Brown & Brown, Inc.	2,750	76,257
Brunswick Corp.	1,425	91,884
C&J Energy Services, Inc. (K)	1,050	24,780
Cabot Corp.	1,975	121,996
Cabot Microelectronics Corp.	350	37,646
CACI International, Inc., Class A (K)	1,050	176,977
Caleres, Inc.	1,850	63,621
Callaway Golf Co.	1,625	30,826
Camden Property Trust, REIT	1,375	125,304
Cantel Medical Corp.	575	56,557
Capella Education Co.	225	22,208
Capital One Financial Corp.	7,031	646,149
Carlisle Cos., Inc.	1,025	111,018
Carpenter Technology Corp.	300	15,771
Carrizo Oil & Gas, Inc. (K)	1,350	37,598
Cars.com, Inc. (K)	575	16,324
Carter’s, Inc.	775	84,002
Casey’s General Stores, Inc.	125	13,135
Catalent, Inc. (K)	2,175	91,111
Caterpillar, Inc.	8,027	1,089,023
Cathay General Bancorp	1,250	50,612
Cato Corp., Class A	1,150	28,313
Cavium, Inc. (K)	4,916	425,234
CBRE Group, Inc., Class A (K)	15,133	722,449
CDK Global, Inc.	1,200	78,060
Celanese Corp., Series A	2,095	232,671
Celgene Corp. (K)	3,287	261,054
Centene Corp. (K)	4,730	582,783
Central Garden & Pet Co. (K)	625	27,175
Central Garden & Pet Co., Class A (K)	3,200	129,504
Century Aluminum Co. (K)	750	11,813
CF Industries Holdings, Inc.	1,400	62,160
Charles River Laboratories International, Inc. (K)	875	98,227
Charles Schwab Corp.	23,450	1,198,295

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Charter Communications, Inc., Class A (K)	2,724	$ 798,704
Chatham Lodging Trust, REIT	675	14,324
Cheesecake Factory, Inc.	775	42,672
Chemed Corp.	275	88,498
Chemours Co.	4,325	191,857
Chesapeake Energy Corp. (G) (K)	11,925	62,487
Chesapeake Lodging Trust, REIT	950	30,058
Chevron Corp.	11,494	1,453,186
Chico’s FAS, Inc.	3,325	27,066
Children’s Place, Inc. (G)	375	45,300
Chimera Investment Corp., REIT	2,320	42,410
Ciena Corp. (K)	2,500	66,275
Cigna Corp.	3,589	609,951
Cinemark Holdings, Inc.	325	11,401
Cirrus Logic, Inc. (K)	975	37,372
Cisco Systems, Inc.	14,189	610,553
Citigroup, Inc.	31,259	2,091,852
Citrix Systems, Inc. (K)	1,400	146,776
CME Group, Inc.	603	98,844
CNO Financial Group, Inc.	2,750	52,360
CNX Resources Corp. (K)	3,250	57,785
Coca-Cola Co.	14,501	636,014
Cognex Corp.	350	15,614
Coherent, Inc. (K)	375	58,657
Cohu, Inc.	2,625	64,339
Colgate-Palmolive Co.	3,789	245,565
Columbia Banking System, Inc.	975	39,878
Comcast Corp., Class A	41,434	1,359,450
Comerica, Inc.	6,446	586,070
Comfort Systems USA, Inc.	1,575	72,135
Commerce Bancshares, Inc.	88	5,694
Commercial Metals Co.	1,725	36,415
Community Bank System, Inc.	525	31,012
Community Health Systems, Inc. (G) (K)	2,000	6,640
CommVault Systems, Inc. (K)	800	52,680
Comtech Telecommunications Corp.	375	11,955
Concho Resources, Inc. (G) (K)	5,926	819,862
CONMED Corp.	400	29,280
ConocoPhillips	6,270	436,517
CONSOL Energy, Inc. (K)	418	16,030
Constellation Brands, Inc., Class A	1,131	247,542
Convergys Corp.	1,475	36,049
Cooper-Standard Holdings, Inc. (K)	1,225	160,071
Copart, Inc. (K)	10,652	602,477
Core-Mark Holding Co., Inc.	250	5,675
CoreCivic, Inc., REIT	2,900	69,281
CoreLogic, Inc. (K)	1,350	70,065
CoreSite Realty Corp., REIT	750	83,115
Corning, Inc.	13,451	370,037
Corporate Office Properties Trust, REIT	4,275	123,932
Cousins Properties, Inc., REIT	4,292	41,589
Cracker Barrel Old Country Store, Inc. (G)	450	70,294
Crane Co.	2,425	194,315
Credit Acceptance Corp. (G) (K)	812	286,961
Cree, Inc. (K)	275	11,432
Crocs, Inc. (K)	1,200	21,132
Cross Country Healthcare, Inc. (K)	4,050	45,563
Crown Holdings, Inc. (K)	3,194	142,963

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CSG Systems International, Inc.	1,075	$ 43,935
Cullen / Frost Bankers, Inc.	1,000	108,240
Cummins, Inc.	2,372	315,476
Curtiss-Wright Corp.	675	80,338
CVS Health Corp.	4,229	272,136
Cypress Semiconductor Corp.	5,925	92,311
CyrusOne, Inc., REIT	1,250	72,950
Dana, Inc.	7,725	155,968
Danaher Corp.	2,553	251,930
Darling Ingredients, Inc. (K)	2,500	49,700
DCT Industrial Trust, Inc., REIT	1,050	70,066
Dean Foods Co.	5,425	57,017
Deckers Outdoor Corp. (K)	975	110,068
Deere & Co.	6,429	898,774
Delta Air Lines, Inc.	19,275	954,883
Denbury Resources, Inc. (K)	7,775	37,398
Depomed, Inc. (K)	10,800	72,036
DexCom, Inc. (K)	1,710	162,416
Diamondback Energy, Inc.	3,156	415,235
DiamondRock Hospitality Co., REIT	9,075	111,441
Dick’s Sporting Goods, Inc.	1,350	47,587
Digi International, Inc. (K)	2,150	28,380
Digital Realty Trust, Inc., REIT	665	74,201
Dillard’s, Inc., Class A (G)	325	30,713
Dime Community Bancshares, Inc.	1,175	22,913
Dine Brands Global, Inc.	275	20,570
Diplomat Pharmacy, Inc. (K)	875	22,365
Discovery, Inc., Class A (K)	2,065	56,787
DISH Network Corp., Class A (K)	5,576	187,409
DocuSign, Inc. (K)	1,310	69,364
Dollar General Corp.	4,056	399,922
Dollar Tree, Inc. (K)	5,518	469,030
Domino’s Pizza, Inc.	700	197,519
Domtar Corp.	3,125	149,187
Donnelley Financial Solutions, Inc. (K)	412	7,156
Douglas Emmett, Inc., REIT	2,825	113,508
DowDuPont, Inc.	18,540	1,222,157
DSW, Inc., Class A	1,075	27,757
Dun & Bradstreet Corp.	600	73,590
DXC Technology Co.	3,780	304,706
DXP Enterprises, Inc. (K)	200	7,640
Dycom Industries, Inc. (K)	500	47,255
E.I. Paso Electric Co.	1,300	76,830
Eagle Materials, Inc.	2,961	310,816
East West Bancorp, Inc.	12,011	783,117
Eastman Chemical Co.	5,039	503,698
Eaton Corp. PLC	7,844	586,261
Eaton Vance Corp.	1,975	103,075
eBay, Inc. (K)	20,430	740,792
Echo Global Logistics, Inc. (K)	450	13,163
Electro Scientific Industries, Inc. (G) (K)	650	10,251
Electronic Arts, Inc. (K)	4,492	633,462
Eli Lilly & Co.	6,959	593,811
EMCOR Group, Inc.	3,765	286,818
Emergent BioSolutions, Inc. (K)	275	13,885
Encompass Health Corp.	3,625	245,485
Encore Wire Corp.	375	17,794
Energen Corp. (K)	1,650	120,153

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Energizer Holdings, Inc.	3,955	$ 249,007
EnerSys	2,225	166,074
Engility Holdings, Inc. (K)	300	9,192
Enova International, Inc. (K)	550	20,103
EOG Resources, Inc.	10,906	1,357,034
EPR Properties, REIT	350	22,677
EQT Corp.	4,033	222,541
Equinix, Inc., REIT	379	162,928
Equity Residential, REIT	5,483	349,212
Era Group, Inc. (K)	1,400	18,130
Essendant, Inc.	2,675	35,364
Estee Lauder Cos., Inc., Class A	2,587	369,139
Evercore, Inc., Class A	1,675	176,629
Evolent Health, Inc., Class A (G) (K)	10,852	228,435
Exact Sciences Corp. (K)	3,587	214,467
Exelixis, Inc. (K)	6,930	149,134
Exelon Corp.	10,888	463,829
ExlService Holdings, Inc. (K)	1,475	83,500
Expedia Group, Inc.	955	114,781
Expeditors International of Washington, Inc.	300	21,930
Express Scripts Holding Co. (K)	570	44,010
Express, Inc. (K)	1,125	10,294
Exterran Corp. (K)	3,712	92,948
Exxon Mobil Corp.	8,956	740,930
F5 Networks, Inc. (K)	1,320	227,634
Facebook, Inc., Class A (K)	18,633	3,620,765
FactSet Research Systems, Inc.	625	123,812
Fair Isaac Corp. (K)	550	106,326
Fastenal Co.	7,176	345,381
Federal Realty Investment Trust, REIT	1,300	164,515
Federal Signal Corp.	925	21,543
Fidelity National Information Services, Inc.	5,089	539,587
Fifth Third Bancorp	5,628	161,524
Financial Engines, Inc.	1,100	49,390
First American Financial Corp.	6,570	339,800
First Financial Bancorp	775	23,754
First Horizon National Corp.	11,175	199,362
First Industrial Realty Trust, Inc., REIT	1,800	60,012
First Midwest Bancorp, Inc.	5,800	147,726
First Republic Bank	2,342	226,682
First Solar, Inc. (K)	5,290	278,571
FirstCash, Inc.	1,756	157,777
Flowers Foods, Inc.	4,050	84,361
Ford Motor Co.	43,903	486,006
Fortinet, Inc. (K)	6,750	421,402
Fortune Brands Home & Security, Inc.	4,591	246,491
Fossil Group, Inc. (K)	875	23,511
Freeport-McMoRan, Inc.	22,824	393,942
Frontier Communications Corp. (G)	1,150	6,164
FTD Cos., Inc. (K)	300	1,392
FTI Consulting, Inc. (K)	700	42,336
Fulton Financial Corp.	3,225	53,212
FutureFuel Corp.	1,675	23,467
GameStop Corp., Class A (G)	1,625	23,676
Gannett Co., Inc.	5,475	58,582
Gartner, Inc. (K)	3,000	398,700
General Dynamics Corp.	3,007	560,535
General Mills, Inc.	1,856	82,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
General Motors Co.	9,010	$ 354,994
Genesco, Inc. (K)	200	7,940
Gentex Corp.	4,675	107,618
Geo Group, Inc., REIT	4,987	137,342
Getty Realty Corp., REIT	4,077	114,849
Gibraltar Industries, Inc. (K)	500	18,750
Gilead Sciences, Inc.	15,394	1,090,511
Global Payments, Inc.	5,379	599,705
Globus Medical, Inc., Class A (K)	1,225	61,813
GoDaddy, Inc., Class A (K)	7,804	550,962
Graham Holdings Co., Class B	75	43,958
Granite Construction, Inc.	650	36,179
Green Dot Corp., Class A (K)	2,200	161,458
Greenbrier Cos., Inc.	2,250	118,687
Greif, Inc., Class A	375	19,834
Group 1 Automotive, Inc.	325	20,475
Guidewire Software, Inc. (K)	2,673	237,309
Gulfport Energy Corp. (K)	2,375	29,854
H&R Block, Inc.	1,746	39,774
Haemonetics Corp. (K)	950	85,196
Hain Celestial Group, Inc. (K)	1,075	32,035
Hancock Whitney Corp.	3,375	157,444
Hanmi Financial Corp.	2,200	62,370
Hanover Insurance Group, Inc.	2,075	248,087
Harris Corp.	471	68,078
Harsco Corp. (K)	1,350	29,835
Hartford Financial Services Group, Inc.	7,504	383,680
Haverty Furniture Cos., Inc.	275	5,940
Hawaiian Electric Industries, Inc.	3,000	102,900
Hawaiian Holdings, Inc.	850	30,558
Hawkins, Inc.	150	5,303
HCA Healthcare, Inc.	1,550	159,030
HCI Group, Inc.	100	4,157
HealthStream, Inc.	475	12,972
Heidrick & Struggles International, Inc.	2,400	84,000
Helen of Troy, Ltd. (K)	1,000	98,450
Helix Energy Solutions Group, Inc. (K)	1,350	11,246
Herbalife Nutrition, Ltd. (K)	5,950	319,634
Herman Miller, Inc.	1,575	53,392
Hersha Hospitality Trust, REIT	600	12,870
Hewlett Packard Enterprise Co.	25,893	378,297
HFF, Inc., Class A	575	19,751
HighPoint Resources Corp. (K)	2,025	12,312
Highwoods Properties, Inc., REIT	4,225	214,334
Hill-Rom Holdings, Inc.	2,525	220,533
Hillenbrand, Inc.	1,075	50,686
Hilton Worldwide Holdings, Inc.	13,839	1,095,495
HNI Corp.	650	24,180
HollyFrontier Corp.	4,470	305,882
Home BancShares, Inc.	1,300	29,328
Home Depot, Inc.	6,357	1,240,251
Honeywell International, Inc.	7,457	1,074,181
Hospitality Properties Trust, REIT	6,350	181,673
HP, Inc.	37,089	841,549
Hub Group, Inc., Class A (K)	2,800	139,440
Hubbell, Inc.	825	87,235
Humana, Inc.	2,865	852,710
Huntington Bancshares, Inc.	13,440	198,374

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Huntsman Corp.	8,630	$ 251,996
Hyatt Hotels Corp., Class A	2,800	216,020
IAC/InterActiveCorp (K)	270	41,172
ICU Medical, Inc. (K)	250	73,412
IDACORP, Inc.	1,350	124,524
IDEX Corp.	975	133,068
Illumina, Inc. (K)	2,342	654,097
Independent Bank Corp.	450	35,280
Ingersoll-Rand PLC	7,801	699,984
Ingevity Corp. (K)	950	76,817
Ingredion, Inc.	3,965	438,925
Innophos Holdings, Inc.	1,850	88,060
Innospec, Inc.	375	28,706
Inogen, Inc. (K)	100	18,633
Insight Enterprises, Inc. (K)	1,100	53,823
Insperity, Inc.	1,625	154,781
Integer Holdings Corp. (K)	2,025	130,916
Integrated Device Technology, Inc. (K)	2,150	68,542
Intel Corp.	4,052	201,425
Interactive Brokers Group, Inc., Class A	1,175	75,682
Intercept Pharmaceuticals, Inc. (G) (K)	1,932	162,114
Intercontinental Exchange, Inc.	5,173	380,474
InterDigital, Inc.	500	40,450
Interface, Inc.	1,025	23,524
International Business Machines Corp.	1,941	271,158
INTL. FCStone, Inc. (K)	250	12,928
Intuit, Inc.	1,979	404,320
Intuitive Surgical, Inc. (K)	1,179	564,128
Investment Technology Group, Inc.	625	13,075
ITT, Inc.	3,200	167,264
J&J Snack Foods Corp.	225	34,306
j2 Global, Inc.	775	67,123
Jabil, Inc.	6,000	165,960
Jack in the Box, Inc.	375	31,920
JBG Smith Properties, REIT	1,525	55,617
JetBlue Airways Corp. (K)	6,150	116,727
John B Sanfilippo & Son, Inc.	125	9,306
John Wiley & Sons, Inc., Class A	1,375	85,800
Johnson & Johnson	8,912	1,081,382
Jones Lang LaSalle, Inc.	1,425	236,536
Kaiser Aluminum Corp.	275	28,630
Kaman Corp.	2,000	139,380
KapStone Paper and Packaging Corp.	700	24,150
KB Home	5,650	153,906
KBR, Inc.	7,350	131,712
Kelly Services, Inc., Class A	1,050	23,573
Kemet Corp. (K)	3,150	76,072
Kemper Corp.	775	58,629
Kennametal, Inc.	1,175	42,183
KeyCorp	14,641	286,085
Keysight Technologies, Inc. (K)	4,325	255,305
Kilroy Realty Corp., REIT	1,450	109,678
Kindred Healthcare, Inc. (K)	1,150	10,350
Kirby Corp. (K)	925	77,330
Kite Realty Group Trust, REIT	3,175	54,229
KLX, Inc. (K)	825	59,317
Knight-Swift Transportation Holdings, Inc.	1,700	64,957
Kohl’s Corp.	4,410	321,489

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Koppers Holdings, Inc. (K)	1,775	$ 68,071
Korn/Ferry International	2,750	170,307
Kraton Corp. (K)	975	44,987
La-Z-Boy, Inc.	725	22,185
Lam Research Corp.	3,115	538,428
Lamb Weston Holdings, Inc.	2,125	145,584
Landstar System, Inc.	1,275	139,230
Lantheus Holdings, Inc. (K)	3,800	55,290
Las Vegas Sands Corp.	3,100	236,716
LaSalle Hotel Properties, REIT	2,450	83,863
LegacyTexas Financial Group, Inc.	575	22,437
Legg Mason, Inc.	1,375	47,754
Leidos Holdings, Inc.	3,650	215,350
Lennar Corp., Class A	5,300	278,250
Lennox International, Inc.	3,523	705,128
Liberty Property Trust, REIT	1,900	84,227
Life Storage, Inc., REIT	775	75,415
LifePoint Health, Inc. (K)	650	31,720
Lincoln Electric Holdings, Inc.	1,075	94,342
Lincoln National Corp.	6,898	429,400
Lithia Motors, Inc., Class A	400	37,828
Littelfuse, Inc.	325	74,158
Live Nation Entertainment, Inc. (K)	1,325	64,355
LKQ Corp. (K)	10,393	331,537
LogMeIn, Inc.	725	74,856
Louisiana-Pacific Corp.	3,950	107,519
Lowe’s Cos., Inc.	3,547	338,987
LSC Communications, Inc.	3,312	51,866
Lumentum Holdings, Inc. (K)	1,075	62,242
Lydall, Inc. (K)	250	10,913
Magellan Health, Inc. (K)	1,050	100,747
ManpowerGroup, Inc.	2,175	187,180
ManTech International Corp., Class A	375	20,115
Marathon Petroleum Corp.	12,617	885,209
Marsh & McLennan Cos., Inc.	1,585	129,922
Masco Corp.	9,876	369,560
Masimo Corp. (K)	1,225	119,621
Mastercard, Inc., Class A	6,951	1,366,011
Matador Resources Co. (K)	850	25,543
Materion Corp.	300	16,245
Matrix Service Co. (K)	575	10,551
MAXIMUS, Inc.	375	23,291
MB Financial, Inc.	850	39,695
McDermott International, Inc. (K)	5,124	100,687
MDC Holdings, Inc.	760	23,385
MDU Resources Group, Inc.	3,100	88,908
Medical Properties Trust, Inc., REIT	2,925	41,067
Medicines Co. (G) (K)	4,150	152,305
Medifast, Inc.	200	32,032
MEDNAX, Inc. (K)	3,300	142,824
Merck & Co., Inc.	11,343	688,520
Meredith Corp. (G)	1,275	65,025
Methode Electronics, Inc.	2,600	104,780
MetLife, Inc.	10,030	437,308
Michaels Cos., Inc. (K)	1,650	31,631
Microchip Technology, Inc. (G)	3,847	349,885
Micron Technology, Inc. (K)	2,576	135,085
Microsoft Corp.	69,256	6,829,334

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
MicroStrategy, Inc., Class A (K)	625	$ 79,844
Minerals Technologies, Inc.	600	45,210
MKS Instruments, Inc.	1,275	122,017
Molina Healthcare, Inc. (K)	4,390	429,957
Molson Coors Brewing Co., Class B	9,364	637,127
Momenta Pharmaceuticals, Inc. (K)	5,600	114,520
Mondelez International, Inc., Class A	20,566	843,206
Monotype Imaging Holdings, Inc.	1,550	31,465
Moody’s Corp.	1,510	257,546
Moog, Inc., Class A	900	70,164
Morgan Stanley	20,678	980,137
Motorola Solutions, Inc.	436	50,737
Movado Group, Inc.	250	12,075
MSA Safety, Inc.	475	45,762
MSC Industrial Direct Co., Inc., Class A	725	61,516
MSCI, Inc.	1,850	306,045
Murphy Oil Corp.	3,050	102,998
Murphy USA, Inc. (K)	375	27,859
Mylan NV (K)	3,465	125,225
MYR Group, Inc. (K)	2,875	101,947
Myriad Genetics, Inc. (K)	1,075	40,173
Nanometrics, Inc. (K)	1,750	61,967
Nasdaq, Inc.	3,878	353,945
National Fuel Gas Co.	1,675	88,708
National Instruments Corp.	1,800	75,564
National Storage Affiliates Trust, REIT	1,650	50,853
Natus Medical, Inc. (K)	525	18,113
Nautilus, Inc. (K)	625	9,813
Navigant Consulting, Inc. (K)	750	16,605
Navigators Group, Inc.	225	12,825
NBT Bancorp, Inc.	525	20,029
NCR Corp. (K)	4,375	131,162
NetApp, Inc.	3,910	307,052
Netflix, Inc. (K)	3,224	1,261,970
NETGEAR, Inc. (K)	800	50,000
New Jersey Resources Corp.	1,475	66,006
New Media Investment Group, Inc.	1,275	23,562
Newmont Mining Corp.	7,201	271,550
Newpark Resources, Inc. (K)	1,450	15,733
News Corp., Class A	15,100	234,050
NextEra Energy, Inc.	7,891	1,318,034
NIC, Inc.	875	13,606
NIKE, Inc., Class B	7,665	610,747
Nordson Corp.	1,702	218,554
Norfolk Southern Corp.	5,116	771,851
Northrop Grumman Corp.	1,774	545,860
NorthWestern Corp.	700	40,075
NOW, Inc. (K)	2,150	28,660
NRG Energy, Inc.	9,180	281,826
Nu Skin Enterprises, Inc., Class A	995	77,799
Nutrisystem, Inc.	375	14,438
NuVasive, Inc. (K)	775	40,393
NVIDIA Corp.	7,062	1,672,988
NVR, Inc. (K)	65	193,073
O’Reilly Automotive, Inc. (K)	1,502	410,902
Oasis Petroleum, Inc. (K)	4,425	57,392
Occidental Petroleum Corp.	7,024	587,768
Oceaneering International, Inc. (K)	1,725	43,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Office Depot, Inc.	16,725	$ 42,649
OGE Energy Corp.	5,900	207,739
Oil States International, Inc. (K)	1,025	32,903
Old Dominion Freight Line, Inc.	3,612	538,044
Old Republic International Corp.	7,950	158,284
ONEOK, Inc.	2,853	199,225
Opus Bank	300	8,610
Oracle Corp.	18,800	828,328
OraSure Technologies, Inc. (K)	875	14,411
Orion Group Holdings, Inc. (K)	2,525	20,857
Orthofix International NV (K)	825	46,877
Oshkosh Corp.	7,446	523,603
Owens & Minor, Inc.	3,600	60,156
Owens-Illinois, Inc. (K)	6,625	111,366
Oxford Industries, Inc.	200	16,596
PACCAR, Inc.	4,463	276,527
PacWest Bancorp	3,650	180,383
Palo Alto Networks, Inc. (K)	3,590	737,637
Papa John’s International, Inc. (G)	250	12,680
Par Pacific Holdings, Inc. (K)	3,225	56,050
Parker-Hannifin Corp.	1,886	293,933
Patterson Cos., Inc. (G)	3,225	73,111
Patterson-UTI Energy, Inc.	3,675	66,150
PayPal Holdings, Inc. (K)	8,501	707,878
PBF Energy, Inc., Class A	11,220	470,455
PDC Energy, Inc. (K)	1,125	68,006
Peabody Energy Corp.	2,010	91,415
PepsiCo, Inc.	14,894	1,621,510
Perficient, Inc. (K)	2,500	65,925
Perry Ellis International, Inc. (K)	1,550	42,114
Perspecta, Inc.	6,040	124,122
Pfizer, Inc.	35,050	1,271,614
PG&E Corp. (K)	2,075	88,312
PGT Innovations, Inc. (K)	700	14,595
Philip Morris International, Inc.	10,235	826,374
Photronics, Inc. (K)	950	7,576
Pilgrim’s Pride Corp. (K)	7,645	153,894
Pinnacle Financial Partners, Inc.	1,175	72,086
Pioneer Energy Services Corp. (K)	1,125	6,581
Pioneer Natural Resources Co.	4,040	764,530
Piper Jaffray Cos.	250	19,213
Pitney Bowes, Inc.	2,825	24,210
Plantronics, Inc.	650	49,562
Plexus Corp. (K)	2,175	129,499
PNM Resources, Inc.	1,325	51,542
Polaris Industries, Inc.	925	113,016
PolyOne Corp.	1,325	57,266
Pool Corp.	675	102,262
Post Holdings, Inc. (K)	4,795	412,466
PotlatchDeltic Corp.	1,875	95,344
Primerica, Inc.	700	69,720
Principal Financial Group, Inc.	1,107	58,616
Procter & Gamble Co.	5,205	406,302
Progress Software Corp.	825	32,027
Progressive Corp.	13,736	812,484
Prologis, Inc., REIT	2,126	139,657
Provident Financial Services, Inc.	1,500	41,295
Prudential Financial, Inc.	2,030	189,825

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PS Business Parks, Inc., REIT	1,150	$ 147,775
PTC, Inc. (K)	2,175	204,037
Public Service Enterprise Group, Inc.	9,018	488,235
Public Storage, REIT	1,969	446,687
PulteGroup, Inc.	10,300	296,125
PVH Corp.	2,784	416,820
QEP Resources, Inc. (K)	3,775	46,282
Quality Systems, Inc. (K)	800	15,600
Qualys, Inc. (K)	500	42,150
QuinStreet, Inc. (K)	2,125	26,988
R.R. Donnelley & Sons Co.	3,008	17,326
Ralph Lauren Corp.	765	96,176
Ramco-Gershenson Properties Trust, REIT	1,375	18,164
Raven Industries, Inc.	500	19,225
Rayonier Advanced Materials, Inc.	1,950	33,326
Rayonier, Inc., REIT	5,025	194,417
Red Hat, Inc. (K)	2,111	283,655
Red Robin Gourmet Burgers, Inc. (K)	225	10,485
Regal Beloit Corp.	2,100	171,780
Regions Financial Corp.	16,100	286,258
Reinsurance Group of America, Inc.	950	126,806
Reliance Steel & Aluminum Co.	2,475	216,661
Resources Connection, Inc.	1,875	31,688
Revance Therapeutics, Inc. (K)	5,942	163,108
REX American Resources Corp. (K)	100	8,097
RH (K)	325	45,403
Robert Half International, Inc.	4,500	292,950
Rogers Corp. (K)	250	27,865
Ross Stores, Inc.	9,396	796,311
Rowan Cos. PLC, Class A (K)	1,875	30,413
Royal Caribbean Cruises, Ltd.	971	100,596
Royal Gold, Inc.	325	30,173
RPM International, Inc.	975	56,862
Rudolph Technologies, Inc. (K)	3,025	89,540
Ruth’s Hospitality Group, Inc.	450	12,623
S&P Global, Inc.	6,464	1,317,945
Sabra Health Care REIT, Inc.	2,516	54,673
Sabre Corp.	3,200	78,848
Safety Insurance Group, Inc.	200	17,080
Sage Therapeutics, Inc. (K)	980	153,399
Saia, Inc. (K)	350	28,298
SailPoint Technologies Holding, Inc. (K)	4,520	110,921
salesforce.com, Inc. (K)	12,582	1,716,185
Sally Beauty Holdings, Inc. (G) (K)	2,100	33,663
Sanderson Farms, Inc.	300	31,545
Sanmina Corp. (K)	2,375	69,587
Saul Centers, Inc., REIT	175	9,377
SBA Communications Corp., REIT (K)	1,490	246,029
ScanSource, Inc. (K)	200	8,060
Schweitzer-Mauduit International, Inc.	2,775	121,323
Science Applications International Corp.	1,925	155,790
Scientific Games Corp., Class A (K)	875	43,006
Scotts Miracle-Gro Co. (G)	675	56,133
SEACOR Holdings, Inc. (K)	250	14,318
SEI Investments Co.	2,150	134,418
Select Medical Holdings Corp. (K)	6,475	117,521
Selective Insurance Group, Inc.	850	46,750
Semtech Corp. (K)	500	23,525

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Seneca Foods Corp., Class A (K)	475	$ 12,825
Senior Housing Properties Trust, REIT	6,825	123,464
ServiceNow, Inc. (K)	2,908	501,543
Shire PLC	11,608	653,384
Shutterfly, Inc. (K)	1,375	123,791
Signature Bank (K)	700	89,516
Signet Jewelers, Ltd.	1,025	57,144
Silgan Holdings, Inc.	1,200	32,196
Sirius XM Holdings, Inc. (G)	23,955	162,175
Skechers U.S.A., Inc., Class A (K)	2,175	65,272
SkyWest, Inc.	1,350	70,065
Sleep Number Corp. (K)	775	22,491
SLM Corp. (K)	6,900	79,005
SM Energy Co.	1,700	43,673
Snap-on, Inc.	1,998	321,119
Sonoco Products Co.	950	49,875
Sotheby’s (K)	225	12,227
Southwest Gas Holdings, Inc. (K)	775	59,109
Southwestern Energy Co. (K)	7,975	42,268
Spark Therapeutics, Inc. (G) (K)	2,962	245,135
SpartanNash Co.	2,625	66,990
Spire, Inc.	100	7,065
Splunk, Inc. (K)	3,391	336,082
Spok Holdings, Inc.	1,375	20,694
Sprouts Farmers Market, Inc. (K)	325	7,173
SPS Commerce, Inc. (K)	300	22,044
SPX Corp. (K)	575	20,154
SPX FLOW, Inc. (K)	725	31,733
Square, Inc., Class A (K)	3,499	215,678
SRC Energy, Inc. (K)	4,075	44,907
Stamps.com, Inc. (K)	250	63,262
Standex International Corp.	200	20,440
Stanley Black & Decker, Inc.	7,945	1,055,175
State Street Corp.	8,115	755,425
Steel Dynamics, Inc.	6,350	291,782
Stepan Co.	1,375	107,264
Sterling Bancorp	2,000	47,000
Steven Madden, Ltd.	875	46,463
Stewart Information Services Corp.	400	17,228
Stifel Financial Corp.	2,400	125,400
Strayer Education, Inc.	175	19,777
Summit Hotel Properties, Inc., REIT	1,700	24,327
SunCoke Energy, Inc. (K)	1,050	14,070
SunTrust Banks, Inc.	5,264	347,529
Superior Energy Services, Inc. (K)	2,575	25,081
Surmodics, Inc. (K)	275	15,180
SVB Financial Group (K)	225	64,971
Sykes Enterprises, Inc. (K)	3,200	92,096
Synaptics, Inc. (K)	550	27,704
Synchronoss Technologies, Inc. (K)	600	3,702
Syneos Health, Inc. (K)	875	41,038
SYNNEX Corp.	350	33,779
Synovus Financial Corp.	4,825	254,905
T-Mobile US, Inc.	4,821	288,055
T. Rowe Price Group, Inc.	1,196	138,844
Tailored Brands, Inc.	3,575	91,234
Take-Two Interactive Software, Inc. (K)	1,497	177,185
Target Corp.	7,450	567,094

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Taubman Centers, Inc., REIT	1,050	$ 61,698
TCF Financial Corp.	9,300	228,966
Tech Data Corp. (K)	2,025	166,293
TEGNA, Inc.	6,300	68,355
Teladoc, Inc. (G) (K)	3,985	231,329
Teledyne Technologies, Inc. (K)	600	119,436
Teleflex, Inc.	725	194,452
Telephone & Data Systems, Inc.	4,625	126,817
Tenet Healthcare Corp. (K)	4,400	147,708
Teradata Corp. (K)	6,445	258,767
Teradyne, Inc.	9,425	358,810
Terex Corp.	2,875	121,296
Tesla, Inc. (K)	548	187,937
Tetra Tech, Inc.	2,700	157,950
TETRA Technologies, Inc. (K)	2,150	9,568
Texas Capital Bancshares, Inc. (K)	2,025	185,287
Texas Instruments, Inc.	8,448	931,392
Texas Roadhouse, Inc.	1,075	70,423
TherapeuticsMD, Inc. (G) (K)	30,651	191,262
Thermo Fisher Scientific, Inc.	1,678	347,581
Thor Industries, Inc.	825	80,347
Timken Co.	1,225	53,349
TiVo Corp.	3,075	41,359
TJX Cos., Inc.	1,091	103,841
Toll Brothers, Inc.	6,454	238,733
TopBuild Corp. (K)	1,450	113,593
Toro Co.	1,400	84,350
Travelers Cos., Inc.	3,270	400,052
TreeHouse Foods, Inc. (K)	950	49,884
TRI Pointe Group, Inc. (K)	1,900	31,084
Trimble, Inc. (K)	3,200	105,088
Triumph Group, Inc.	725	14,210
TrueBlue, Inc. (K)	3,525	94,999
TrustCo Bank Corp.	6,725	59,852
Trustmark Corp.	1,000	32,630
TTM Technologies, Inc. (K)	3,325	58,620
Tupperware Brands Corp.	2,425	100,007
Twenty-First Century Fox, Inc., Class A	11,313	562,143
U.S. Steel Corp.	4,175	145,081
UGI Corp.	5,775	300,704
Ultimate Software Group, Inc. (K)	350	90,058
Ultra Clean Holdings, Inc. (K)	1,300	21,580
UMB Financial Corp.	575	43,832
Umpqua Holdings Corp.	4,675	105,608
UniFirst Corp.	275	48,647
Union Pacific Corp.	8,255	1,169,568
Unit Corp. (K)	875	22,365
United Community Banks, Inc.	4,350	133,414
United Continental Holdings, Inc.	1,042	72,659
United Fire Group, Inc.	350	19,079
United Insurance Holdings Corp.	1,575	30,839
United Natural Foods, Inc. (K)	825	35,195
United Rentals, Inc. (K)	2,170	320,335
United Technologies Corp.	4,659	582,515
United Therapeutics Corp. (K)	2,425	274,389
UnitedHealth Group, Inc.	13,693	3,359,441
Uniti Group, Inc., REIT (G)	2,825	56,585
Universal Corp.	350	23,118

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Universal Forest Products, Inc.	3,150	$ 115,353
Universal Insurance Holdings, Inc.	600	21,060
Urban Outfitters, Inc. (K)	11,050	492,277
Urstadt Biddle Properties, Inc., Class A, REIT	500	11,315
US Concrete, Inc. (G) (K)	200	10,500
US Silica Holdings, Inc. (G)	1,200	30,828
Valero Energy Corp.	7,100	786,893
Valmont Industries, Inc.	350	52,762
Varex Imaging Corp. (K)	600	22,254
Vectren Corp.	2,925	208,991
Veeco Instruments, Inc. (K)	108	1,539
Veeva Systems, Inc., Class A (K)	3,572	274,544
Ventas, Inc., REIT	2,317	131,953
VeriSign, Inc. (K)	2,260	310,569
Veritiv Corp. (K)	1,100	43,835
Verizon Communications, Inc.	14,160	712,390
Vertex Pharmaceuticals, Inc. (K)	5,593	950,586
Viad Corp.	825	44,756
Virtusa Corp. (K)	425	20,689
Visa, Inc., Class A	22,521	2,982,906
Vishay Intertechnology, Inc.	2,125	49,300
Vistra Energy Corp. (K)	13,520	319,883
VMware, Inc., Class A (K)	4,970	730,441
Vonage Holdings Corp. (K)	14,625	188,516
Vornado Realty Trust, REIT	4,008	296,271
Voya Financial, Inc.	1,044	49,068
Wabash National Corp.	875	16,328
WABCO Holdings, Inc. (K)	2,410	282,018
Wabtec Corp.	325	32,039
Walgreens Boots Alliance, Inc.	6,806	408,462
Walker & Dunlop, Inc.	450	25,043
Walmart, Inc.	5,920	507,048
Walt Disney Co.	8,635	905,034
Waters Corp. (K)	590	114,218
Watsco, Inc.	550	98,054
Watts Water Technologies, Inc., Class A	1,725	135,240
Wayfair, Inc., Class A (G) (K)	1,956	232,295
WEC Energy Group, Inc.	2,920	188,778
Weingarten Realty Investors, REIT	700	21,567
WellCare Health Plans, Inc. (K)	2,236	550,593
Wells Fargo & Co.	22,069	1,223,505
West Pharmaceutical Services, Inc.	125	12,411
WestRock Co.	4,519	257,673
WGL Holdings, Inc.	125	11,094
William Lyon Homes, Class A (K)	450	10,440
Williams-Sonoma, Inc. (G)	1,225	75,190
Winnebago Industries, Inc.	475	19,285
Wintrust Financial Corp.	2,150	187,157
Wolverine World Wide, Inc.	1,350	46,939
Workday, Inc., Class A (K)	1,835	222,255
World Fuel Services Corp.	1,100	22,451
World Wrestling Entertainment, Inc., Class A	3,750	273,075
Worldpay, Inc., Class A (K)	7,099	580,556
Worthington Industries, Inc.	1,850	77,644
WPX Energy, Inc. (K)	8,275	149,198
WR Berkley Corp.	1,375	99,564
Xcel Energy, Inc.	8,343	381,108
XO Group, Inc. (K)	425	13,600
Yum! Brands, Inc.	3,774	295,202

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Zebra Technologies Corp., Class A (K)	950	$ 136,087
Zimmer Biomet Holdings, Inc.	4,064	452,892
Zoetis, Inc.	567	48,303
Zumiez, Inc. (K)	1,350	33,818

		216,383,307

Total Common Stocks (Cost $263,751,352)		304,458,224

PREFERRED STOCK - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA, 1.65% (L)	5,383	688,346

Total Preferred Stock (Cost $711,894)		688,346

INVESTMENT COMPANIES - 4.0%
United States - 4.0%
JPMorgan Emerging Markets Debt Fund	6	49
JPMorgan High Yield Fund	1,953,005	14,081,168
JPMorgan Value Advantage Fund	1,158,484	41,242,024

Total Investment Companies (Cost $48,652,072)		55,323,241

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (F)
U.S. Treasury Bill 1.81% (L), 09/13/2018	$ 15,000	14,943
2.03% (L), 01/31/2019	70,000	69,149
2.11% (L), 11/15/2018	300,000	297,730

Total Short-Term U.S. Government Obligations (Cost $381,761)		381,822

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (L)	19,758,791	19,758,791

Total Securities Lending Collateral (Cost $19,758,791)		19,758,791

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.90% (L), dated 06/29/2018, to be repurchased at $18,861,289 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $19,241,696.	$ 18,859,875	18,859,875

Total Repurchase Agreement (Cost $18,859,875)		18,859,875

Total Investments (Cost $1,367,284,761)		1,399,954,992
Net Other Assets (Liabilities) - (0.6)%		(8,253,585)

Net Assets - 100.0%		$ 1,391,701,407

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	69	09/28/2018	$14,613,089	$14,616,141	$3,052	$—
5-Year U.S. Treasury Note	Long	37	09/28/2018	4,200,483	4,203,836	3,353	—
10-Year Australia Treasury Bond	Long	220	09/17/2018	20,788,174	21,061,504	273,330	—
10-Year Canada Government Bond	Short	(135)	09/19/2018	(13,876,918)	(14,038,604)	—	(161,686)
10-Year U.S. Treasury Bond	Short	(166)	09/19/2018	(21,066,455)	(21,286,906)	—	(220,451)
10-Year U.S. Treasury Note	Long	525	09/19/2018	62,609,084	63,098,437	489,353	—
10-Year U.S. Treasury Note	Short	(59)	09/19/2018	(7,062,480)	(7,091,063)	—	(28,583)
EURO STOXX 50® Index	Long	6	09/21/2018	240,841	237,601	—	(3,240)
EURO STOXX 50® Index	Short	(345)	09/21/2018	(13,889,822)	(13,662,034)	227,788	—
FTSE 100 Index	Long	1	09/21/2018	100,903	100,321	—	(582)
German Euro Bund Index	Short	(36)	09/06/2018	(6,776,091)	(6,833,732)	—	(57,641)
Hang Seng Index	Long	19	07/30/2018	3,467,098	3,478,344	11,246	—
MSCI Emerging Markets Index	Long	659	09/21/2018	37,311,954	35,035,735	—	(2,276,219)
Russell 2000® Mini Index	Long	7	09/21/2018	586,474	576,625	—	(9,849)
Russell 2000® Mini Index	Short	(101)	09/21/2018	(8,465,362)	(8,319,875)	145,487	—
S&P 500® E-Mini Index	Long	9	09/21/2018	1,245,598	1,224,720	—	(20,878)
S&P 500® E-Mini Index	Short	(43)	09/21/2018	(5,982,503)	(5,851,440)	131,063	—
S&P MidCap 400® E-Mini Index	Long	7	09/21/2018	1,382,604	1,369,270	—	(13,334)
S&P/TSX 60 Index	Long	49	09/20/2018	7,102,141	7,180,877	78,736	—
TOPIX Index	Long	91	09/13/2018	14,581,012	14,223,502	—	(357,510)
U.S. Treasury Bond	Long	76	09/19/2018	11,152,519	11,398,625	246,106	—

Total						$1,609,514	$(3,149,973)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	22.3%	$312,394,130
U.S. Government Obligations	12.0	167,708,522
Asset-Backed Securities	9.6	134,180,167
Banks	6.2	86,110,582
Mortgage-Backed Securities	4.4	61,152,584
Oil, Gas & Consumable Fuels	3.0	42,514,569
U.S. Equity Funds	3.0	41,242,024
Capital Markets	2.8	39,603,903
Electric Utilities	2.1	29,233,058
Software	1.7	24,258,011
Insurance	1.7	23,684,917
Health Care Providers & Services	1.3	17,764,055
Pharmaceuticals	1.2	17,427,077
Equity Real Estate Investment Trusts	1.2	16,910,493
Media	1.2	16,565,269
Technology Hardware, Storage & Peripherals	1.1	15,595,170
U.S. Fixed Income Funds	1.0	14,081,168
Diversified Telecommunication Services	1.0	14,043,111
Semiconductors & Semiconductor Equipment	1.0	13,959,066
IT Services	0.9	13,021,355
Diversified Financial Services	0.9	12,785,810
Internet Software & Services	0.9	12,775,309
Beverages	0.8	11,822,263
Biotechnology	0.8	10,955,804
Consumer Finance	0.8	10,837,829
Machinery	0.7	10,169,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Aerospace & Defense	0.7%		$10,163,185
Chemicals	0.7		9,820,616
Internet & Direct Marketing Retail	0.7		9,123,090
Specialty Retail	0.7		9,079,500
Health Care Equipment & Supplies	0.6		8,608,091
Road & Rail	0.6		8,558,071
Airlines	0.6		8,354,136
Food Products	0.6		8,095,014
Foreign Government Obligations	0.6		7,909,899
Automobiles	0.5		7,489,110
Metals & Mining	0.5		7,061,479
Tobacco	0.5		6,703,408
Multi-Utilities	0.4		5,968,873
Food & Staples Retailing	0.4		5,149,728
Hotels, Restaurants & Leisure	0.3		4,482,791
Wireless Telecommunication Services	0.3		4,387,622
Trading Companies & Distributors	0.3		4,332,173
Electronic Equipment, Instruments & Components	0.3		3,848,387
Electrical Equipment	0.3		3,693,121
Building Products	0.3		3,671,456
Industrial Conglomerates	0.3		3,620,974
Textiles, Apparel & Luxury Goods	0.3		3,607,193
Communications Equipment	0.3		3,602,910
Gas Utilities	0.2		3,411,057
Commercial Services & Supplies	0.2		3,244,616
Household Durables	0.2		3,231,370
Energy Equipment & Services	0.2		3,055,324
Multiline Retail	0.2		2,830,417
Household Products	0.2		2,721,178
Auto Components	0.2		2,425,905
Personal Products	0.2		2,238,052
Construction Materials	0.1		1,910,218
Life Sciences Tools & Services	0.1		1,788,614
Real Estate Management & Development	0.1		1,743,897
Internet & Catalog Retail	0.1		1,742,321
Air Freight & Logistics	0.1		1,648,110
Containers & Packaging	0.1		1,631,945
Construction & Engineering	0.1		1,536,108
Independent Power & Renewable Electricity Producers	0.1		1,386,202
Professional Services	0.1		1,232,606
Diversified Consumer Services	0.1		1,039,834
Health Care Technology	0.1		799,780
Transportation Infrastructure	0.1		631,840
Municipal Government Obligations	0.0	(F)	590,275
Paper & Forest Products	0.0	(F)	489,344
Distributors	0.0	(F)	439,474
Water Utilities	0.0	(F)	383,692
Leisure Products	0.0	(F)	378,748
Thrifts & Mortgage Finance	0.0	(F)	176,717
Marine	0.0	(F)	77,330
Mortgage Real Estate Investment Trusts	0.0	(F)	42,410
International Fixed Income Funds	0.0	(F)	49

Investments, at Value	97.2		1,360,954,504
Short-Term Investments	2.8		39,000,488

Total Investments	100.0%		$1,399,954,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$134,180,167	$—	$134,180,167
Corporate Debt Securities	—	316,531,268	17,848	316,549,116
Foreign Government Obligations	—	7,909,899	—	7,909,899
Mortgage-Backed Securities	—	61,152,584	—	61,152,584
Municipal Government Obligations	—	590,275	—	590,275
U.S. Government Agency Obligations	—	312,394,130	—	312,394,130
U.S. Government Obligations	—	167,708,522	—	167,708,522
Common Stocks	222,212,723	82,245,501	—	304,458,224
Preferred Stock	—	688,346	—	688,346
Investment Companies	55,323,241	—	—	55,323,241
Short-Term U.S. Government Obligations	—	381,822	—	381,822
Securities Lending Collateral	19,758,791	—	—	19,758,791
Repurchase Agreement	—	18,859,875	—	18,859,875

Total Investments	$297,294,755	$1,102,642,389	$17,848	$1,399,954,992

Other Financial Instruments
Futures Contracts (N)	$1,609,514	$—	$—	$1,609,514

Total Other Financial Instruments	$1,609,514	$—	$—	$1,609,514

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(3,149,973)	$—	$—	$(3,149,973)

Total Other Financial Instruments	$(3,149,973)	$—	$—	$(3,149,973)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $165,668,293, representing 11.9% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Illiquid security. At June 30, 2018, the value of such securities amounted to $8,507,386 or 0.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the total value of securities is $1,202,828, representing 0.1% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,263,662. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2018; the maturity dates disclosed are the ultimate maturity dates.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at June 30, 2018.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(O)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $1,348,424,886) (including securities loaned of $19,263,662)	$1,381,095,117
Repurchase agreement, at value (cost $18,859,875)	18,859,875
Cash collateral pledged at broker:
Futures contracts	138,000
Foreign currency, at value (cost $933,998)	926,638
Receivables and other assets:
Shares of beneficial interest sold	12,450
Investments sold	10,407,785
Interest	5,394,067
Dividends	451,276
Tax reclaims	143,797
Net income from securities lending	8,832
Variation margin receivable on futures contracts	1,224,618
Litigation	10,271
Prepaid expenses	4,683

Total assets	1,418,677,409

Liabilities:
Due to custodian	3,147
Payables and other liabilities:
Shares of beneficial interest redeemed	713,939
Investments purchased	4,950,801
When-issued, delayed-delivery, forward and TBA commitments purchased	124,460
Investment management fees	771,026
Distribution and service fees	261,696
Transfer agent costs	3,111
Trustees, CCO and deferred compensation fees	5,057
Audit and tax fees	30,345
Custody fees	62,605
Legal fees	17,586
Printing and shareholder reports fees	255,655
Other	17,783
Collateral for securities on loan	19,758,791

Total liabilities	26,976,002

Net assets	$1,391,701,407

Net assets consist of:
Capital stock ($0.01 par value)	$892,798
Additional paid-in capital	1,273,595,691
Undistributed (distributions in excess of) net investment income (loss)	40,107,597
Accumulated net realized gain (loss)	45,984,728
Net unrealized appreciation (depreciation) on:
Investments	32,670,231
Futures contracts	(1,540,459)
Translation of assets and liabilities denominated in foreign currencies	(9,179)

Net assets	$1,391,701,407

Net assets by class:
Initial Class	$83,311,257
Service Class	1,308,390,150

Shares outstanding:
Initial Class	5,578,748
Service Class	83,701,084

Net asset value and offering price per share:
Initial Class	$14.93
Service Class	15.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$3,944,411
Interest income	16,943,487
Net income (loss) from securities lending	54,523
Withholding taxes on foreign income	(175,094)

Total investment income	20,767,327

Expenses:
Investment management fees	4,939,253
Distribution and service fees:
Service Class	1,653,365
Transfer agent costs	10,287
Trustees, CCO and deferred compensation fees	22,287
Audit and tax fees	36,766
Custody fees	247,053
Legal fees	43,986
Printing and shareholder reports fees	123,489
Other	30,494

Total expenses before waiver and/or reimbursement and recapture	7,106,980

Expenses waived and/or reimbursed:
Initial Class	(1,989)
Service Class	(31,207)

Net expenses	7,073,784

Net investment income (loss)	13,693,543

Net realized gain (loss) on:
Investments	15,894,404
Futures contracts	(4,489,258)
Foreign currency transactions	(119,747)

Net realized gain (loss)	11,285,399

Net change in unrealized appreciation (depreciation) on:
Investments	(44,874,442)
Futures contracts	(3,498,151)
Translation of assets and liabilities denominated in foreign currencies	(33,551)

Net change in unrealized appreciation (depreciation)	(48,406,144)

Net realized and change in unrealized gain (loss)	(37,120,745)

Net increase (decrease) in net assets resulting from operations	$(23,427,202)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$13,693,543	$24,775,105
Net realized gain (loss)	11,285,399	41,946,258
Net change in unrealized appreciation (depreciation)	(48,406,144)	52,618,991

Net increase (decrease) in net assets resulting from operations	(23,427,202)	119,340,354

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(1,685,034)
Service Class	—	(21,779,385)

Total dividends and/or distributions from net investment income	—	(23,464,419)

Capital share transactions:
Proceeds from shares sold:
Initial Class	737,589	4,227,955
Service Class	8,666,522	23,150,221

	9,404,111	27,378,176

Dividends and/or distributions reinvested:
Initial Class	—	1,685,034
Service Class	—	21,779,385

	—	23,464,419

Cost of shares redeemed:
Initial Class	(4,984,919)	(13,284,727)
Service Class	(60,628,032)	(96,295,216)

	(65,612,951)	(109,579,943)

Net increase (decrease) in net assets resulting from capital share transactions	(56,208,840)	(58,737,348)

Net increase (decrease) in net assets	(79,636,042)	37,138,587

Net assets:
Beginning of period/year	1,471,337,449	1,434,198,862

End of period/year	$1,391,701,407	$1,471,337,449

Undistributed (distributions in excess of) net investment income (loss)	$40,107,597	$26,414,054

Capital share transactions - shares:
Shares issued:
Initial Class	49,145	289,794
Service Class	551,831	1,516,728

	600,976	1,806,522

Shares reinvested:
Initial Class	—	114,862
Service Class	—	1,415,165

	—	1,530,027

Shares redeemed:
Initial Class	(332,171)	(900,447)
Service Class	(3,854,749)	(6,224,885)

	(4,186,920)	(7,125,332)

Net increase (decrease) in shares outstanding:
Initial Class	(283,026)	(495,791)
Service Class	(3,302,918)	(3,292,992)

	(3,585,944)	(3,788,783)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$15.16		$14.21		$13.79		$14.00	$13.28	$12.73

Investment operations:
Net investment income (loss) (A) (B)	0.16		0.28		0.26	(C)	0.22	0.22	0.18
Net realized and unrealized gain (loss)	(0.39)		0.95		0.36		(0.24)	0.65	0.52

Total investment operations	(0.23)		1.23		0.62		(0.02)	0.87	0.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)		(0.20)		(0.19)	(0.15)	(0.15)

Net asset value, end of period/year	$14.93		$15.16		$14.21		$13.79	$14.00	$13.28

Total return (D)	(1.52	)%(E)	8.75%		4.46%		(0.18)%	6.53%	5.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,311		$88,873		$90,344		$99,871	$113,964	$113,899
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.77	%(G)	0.77%		0.77%		0.79%	0.80%	0.81%
Including waiver and/or reimbursement and recapture	0.77	%(G)(H)(J)	0.77	%(H)	0.77	%(C)	0.79%	0.80%	0.81%
Net investment income (loss) to average net assets (B)	2.18	%(G)	1.93%		1.83	%(C)	1.58%	1.62%	1.39%
Portfolio turnover rate (I)	33	%(E)	48%		36%		39%	26%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$15.89		$14.88		$14.44		$14.66	$13.92	$13.35

Investment operations:
Net investment income (loss) (A) (B)	0.15		0.26		0.24	(C)	0.20	0.20	0.16
Net realized and unrealized gain (loss)	(0.41)		1.00		0.37		(0.26)	0.67	0.54

Total investment operations	(0.26)		1.26		0.61		(0.06)	0.87	0.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)		(0.17)		(0.16)	(0.13)	(0.13)

Net asset value, end of period/year	$15.63		$15.89		$14.88		$14.44	$14.66	$13.92

Total return (D)	(1.64	)%(E)	8.51%		4.19%		(0.40)%	6.28%	5.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,308,390		$1,382,464		$1,343,855		$1,174,494	$884,398	$585,578
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.03	%(G)	1.02%		1.02%		1.04%	1.05%	1.06%
Including waiver and/or reimbursement and recapture	1.02	%(G)(J)	1.02	%(H)	1.01	%(C)	1.04%	1.05%	1.06%
Net investment income (loss) to average net assets (B)	1.93	%(G)	1.68%		1.59	%(C)	1.34%	1.39%	1.17%
Portfolio turnover rate (I)	33	%(E)	48%		36%		39%	26%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$4,801,112	$—	$—	$—	$4,801,112
U.S. Government Obligations	8,190,429	—	—	—	8,190,429
Common Stocks	6,767,250	—	—	—	6,767,250
Total Securities Lending Transactions	$19,758,791	$—	$—	$—	$19,758,791
Total Borrowings	$19,758,791	$—	$—	$—	$19,758,791

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$1,015,194	$—	$594,320	$—	$—	$1,609,514
Total	$1,015,194	$—	$594,320	$—	$—	$1,609,514

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(468,361)	$—	$(2,681,612)	$—	$—	$(3,149,973)
Total	$(468,361)	$—	$(2,681,612)	$—	$—	$(3,149,973)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,698,257)	$—	$(2,791,001)	$—	$—	$(4,489,258)
Total	$(1,698,257)	$—	$(2,791,001)	$—	$—	$(4,489,258)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$528,249	$—	$(4,026,400)	$—	$—	$(3,498,151)
Total	$528,249	$—	$(4,026,400)	$—	$—	$(3,498,151)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
97,621,900	(81,011,193)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2019
Service Class	1.15	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 315,051,532	$ 149,420,007	$ 327,981,179	$ 162,639,265

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,367,284,761	$ 65,117,795	$ (33,988,023)	$ 31,129,772

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$996.70	$4.21	$1,020.60	$4.26	0.85%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	50.0%
U.S. Equity Funds	44.4
Securities Lending Collateral	9.6
International Equity Fund	4.6
Exchange-Traded Options Purchased	0.7
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(9.6)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 4.6%
iShares MSCI EAFE ETF	805,854	$ 53,968,042

U.S. Equity Funds - 44.4%
iShares Core S&P 500 ETF	1,339,608	365,779,965
SPDR S&P 500 ETF Trust	337,247	91,488,366
Vanguard Small-Cap ETF (A)	372,048	57,916,712

		515,185,043

U.S. Fixed Income Funds - 50.0%
iShares 20+ Year Treasury Bond ETF (A)	905,217	110,183,013
iShares Core U.S. Aggregate Bond ETF	873,056	92,823,314
Vanguard Total Bond Market ETF	4,756,261	376,648,309

		579,654,636

Total Exchange-Traded Funds (Cost $1,069,178,157)		1,148,807,721

SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	111,536,107	111,536,107

Total Securities Lending Collateral (Cost $111,536,107)		111,536,107

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $3,159,719 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $3,224,045.

$ 3,159,482	$ 3,159,482

Total Repurchase Agreement (Cost $3,159,482)	3,159,482

Total Investments Excluding Purchased Options (Cost $1,183,873,746)	1,263,503,310
Total Purchased Options - 0.7% (Cost $11,262,817)	7,740,249

Total Investments (Cost $1,195,136,563)	1,271,243,559
Net Other Assets (Liabilities) - (9.6)%	(110,962,390)

Net Assets - 100.0%	$ 1,160,281,169

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	62,250,673	229	$1,537,277	$889,665
Put - S&P 500®	USD	2,150.00	06/21/2019	USD	10,057,969	37	214,711	152,995
Put - S&P 500®	USD	2,200.00	06/21/2019	USD	29,902,070	110	663,557	481,800
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	48,658,823	179	1,485,342	889,630
Put - S&P 500®	USD	2,250.00	07/27/2018	USD	8,426,947	31	205,313	4,960
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	25,009,004	92	601,336	466,348
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	44,581,268	164	1,509,292	869,200
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	23,377,982	86	636,258	481,600
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	40,231,876	148	1,510,044	935,360
Put - S&P 500®	USD	2,325.00	12/20/2019	USD	7,611,436	28	217,084	251,020
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	35,882,484	132	1,081,606	850,740
Put - S&P 500®	USD	2,375.00	12/20/2019	USD	6,795,925	25	215,125	248,000
Put - S&P 500®	USD	2,400.00	06/21/2019	USD	27,999,211	103	913,304	731,300
Put - S&P 500®	USD	2,400.00	12/20/2019	USD	6,524,088	24	216,672	250,440
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	7,883,273	29	255,896	237,191

Total							$11,262,817	$7,740,249

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,148,807,721	$—	$—	$1,148,807,721
Securities Lending Collateral	111,536,107	—	—	111,536,107
Repurchase Agreement	—	3,159,482	—	3,159,482
Exchange-Traded Options Purchased	7,740,249	—	—	7,740,249

Total Investments	$1,268,084,077	$3,159,482	$—	$1,271,243,559

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $109,264,675. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,191,977,081) (including securities loaned of $109,264,675)	$1,268,084,077
Repurchase agreement, at value (cost $3,159,482)	3,159,482
Cash	4,571
Receivables and other assets:
Shares of beneficial interest sold	33,903
Interest	79
Dividends	2,136,386
Net income from securities lending	14,475
Prepaid expenses	3,890

Total assets	1,273,436,863

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	753,549
Investment management fees	526,960
Distribution and service fees	232,590
Transfer agent costs	2,623
Trustees, CCO and deferred compensation fees	4,268
Audit and tax fees	18,176
Custody fees	6,869
Legal fees	15,325
Printing and shareholder reports fees	43,870
Other	15,357
Collateral for securities on loan	111,536,107

Total liabilities	113,155,694

Net assets	$1,160,281,169

Net assets consist of:
Capital stock ($0.01 par value)	$951,744
Additional paid-in capital	1,078,725,237
Undistributed (distributions in excess of) net investment income (loss)	23,721,756
Accumulated net realized gain (loss)	(19,224,564)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	76,106,996

Net assets	$1,160,281,169

Shares outstanding	95,174,356

Net asset value and offering price per share	$12.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$12,272,976
Interest income from unaffiliated investments	6,716
Net income (loss) from securities lending	150,754

Total investment income	12,430,446

Expenses:
Investment management fees	3,328,098
Distribution and service fees	1,469,246
Transfer agent costs	8,604
Trustees, CCO and deferred compensation fees	18,697
Audit and tax fees	17,400
Custody fees	48,797
Legal fees	37,011
Printing and shareholder reports fees	22,934
Other	16,863

Total expenses	4,967,650

Net investment income (loss)	7,462,796

Net realized gain (loss) on:
Unaffiliated investments	11,207,738

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(23,101,112)

Net realized and change in unrealized gain (loss)	(11,893,374)

Net increase (decrease) in net assets resulting from operations	$(4,430,578)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$7,462,796	$16,313,547
Net realized gain (loss)	11,207,738	703,808
Net change in unrealized appreciation (depreciation)	(23,101,112)	106,100,210

Net increase (decrease) in net assets resulting from operations	(4,430,578)	123,117,565

Dividends and/or distributions to shareholders:
Net investment income	—	(13,946,015)

Capital share transactions:
Proceeds from shares sold	2,404,135	8,952,375
Dividends and/or distributions reinvested	—	13,946,015
Cost of shares redeemed	(67,435,461)	(175,309,804)

Net increase (decrease) in net assets resulting from capital share transactions	(65,031,326)	(152,411,414)

Net increase (decrease) in net assets	(69,461,904)	(43,239,864)

Net assets:
Beginning of period/year	1,229,743,073	1,272,982,937

End of period/year	$1,160,281,169	$1,229,743,073

Undistributed (distributions in excess of) net investment income (loss)	$23,721,756	$16,258,960

Capital share transactions - shares:
Shares issued	197,670	755,118
Shares reinvested	—	1,195,031
Shares redeemed	(5,533,998)	(15,063,154)

Net increase (decrease) in shares outstanding	(5,336,328)	(13,113,005)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.23		$11.20	$11.64		$11.99	$11.12	$10.19

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.15	0.12	(C)	0.17	0.19	0.19
Net realized and unrealized gain (loss)	(0.12)		1.02	(0.18)		(0.42)	0.75	0.76

Total investment operations	(0.04)		1.17	(0.06)		(0.25)	0.94	0.95

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.13)		(0.10)	(0.07)	(0.02)
Net realized gains	—		—	(0.25)		—	—	(0.00	)(D)

Total dividends and/or distributions to shareholders	—		(0.14)	(0.38)		(0.10)	(0.07)	(0.02)

Net asset value, end ofperiod/year	$12.19		$12.23	$11.20		$11.64	$11.99	$11.12

Total return (E)	(0.33	)%(F)	10.47%	(0.67)%		(2.08)%	8.48%	9.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,160,281		$1,229,743	$1,272,983		$1,220,431	$798,077	$393,489
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.85	%(H)	0.86%	0.86%		0.87%	0.88%	0.90%
Including waiver and/or reimbursement and recapture	0.85	%(H)	0.86%	0.86	%(C)	0.87%	0.88%	0.90%
Net investment income (loss) to average net assets (B)	1.27	%(H)	1.32%	1.07	%(C)	1.38%	1.65%	1.74%
Portfolio turnover rate (I)	4	%(F)	10%	103%		57%	13%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$111,536,107	$—	$—	$—	$111,536,107
Total Borrowings	$111,536,107	$—	$—	$—	$111,536,107

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$7,740,249	$—	$—	$7,740,249
Total	$—	$—	$7,740,249	$—	$—	$7,740,249

(A)	Included within Investments, at value within the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,074,033)	$—	$—	$(3,074,033)
Total	$—	$—	$(3,074,033)	$—	$—	$(3,074,033)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$592,934	$—	$—	$592,934
Total	$—	$—	$592,934	$—	$—	$592,934

(A)	Included within Net realized gain (loss) on transactions from Investments within the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments within the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value
Calls	Puts
$ —	$ 7,067,431

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.57%
Over $750 million up to $1.5 billion	0.56
Over $1.5 billion up to $2.5 billion	0.54
Over $2.5 billion up to $3 billion	0.52
Over $3 billion	0.51

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.97%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 49,602,847	$ 107,378,031

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,195,136,563	$ 97,423,358	$ (21,316,362)	$ 76,106,996

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation — Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,004.60	$4.30	$1,020.50	$4.31	0.86%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	61.8%
U.S. Fixed Income Funds	30.1
International Equity Fund	6.5
Securities Lending Collateral	5.9
Repurchase Agreement	0.0 *
Exchange-Traded Options Purchased	0.9
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Fund - 6.5%
iShares MSCI EAFE ETF	516,168	$ 34,567,771

U.S. Equity Funds - 61.8%
iShares Core S&P 500 ETF	855,089	233,482,051
SPDR S&P 500 ETF Trust	215,249	58,392,749
Vanguard Small-Cap ETF	235,370	36,640,048

		328,514,848

U.S. Fixed Income Funds - 30.1%
iShares 20+ Year Treasury Bond ETF (A)	249,650	30,387,398
iShares Core U.S. Aggregate Bond ETF	243,070	25,843,202
Vanguard Total Bond Market ETF	1,304,852	103,331,230

		159,561,830

Total Exchange-Traded Funds (Cost $463,815,709)		522,644,449

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	30,930,546	30,930,546

Total Securities Lending Collateral (Cost $30,930,546)		30,930,546

Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)

Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $258,811 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $264,186.

$ 258,792	$ 258,792

Total Repurchase Agreement (Cost $258,792)	258,792

Total Investments Excluding Purchased Options (Cost $495,005,047)	553,833,787
Total Purchased Options - 0.9% (Cost $7,222,527)	4,959,862

Total Investments (Cost $502,227,574)	558,793,649
Net Other Assets (Liabilities) - (5.2)%	(27,428,403)

Net Assets - 100.0%	$ 531,365,246

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	39,960,039	147	$986,811	$571,095
Put - S&P 500®	USD	2,150.00	06/21/2019	USD	6,524,088	24	139,272	99,240
Put - S&P 500®	USD	2,200.00	06/21/2019	USD	20,115,938	74	449,021	324,120
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	30,717,581	113	937,674	561,610
Put - S&P 500®	USD	2,250.00	07/27/2018	USD	5,708,577	21	139,083	3,360
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	14,679,198	54	351,382	273,726
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	28,814,722	106	975,518	561,800
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	14,679,198	54	403,102	302,400
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	25,552,678	94	959,082	594,080
Put - S&P 500®	USD	2,325.00	12/20/2019	USD	4,893,066	18	139,554	161,370
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	23,649,819	87	710,491	560,715
Put - S&P 500®	USD	2,375.00	12/20/2019	USD	4,349,392	16	137,680	158,720
Put - S&P 500®	USD	2,400.00	06/21/2019	USD	18,213,079	67	590,781	475,700
Put - S&P 500®	USD	2,400.00	12/20/2019	USD	4,077,555	15	135,420	156,525
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	5,164,903	19	167,656	155,401

Total							$7,222,527	$4,959,862

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$522,644,449	$—	$—	$522,644,449
Securities Lending Collateral	30,930,546	—	—	30,930,546
Repurchase Agreement	—	258,792	—	258,792
Exchange-Traded Options Purchased	4,959,862	—	—	4,959,862

Total Investments	$558,534,857	$258,792	$—	$558,793,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $30,300,733. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $501,968,782) (including securities loaned of $30,300,733)	$558,534,857
Repurchase agreement, at value (cost $258,792)	258,792
Cash	3,091
Receivables and other assets:
Investments sold	2,671,098
Interest	6
Dividends	1,372,926
Net income from securities lending	2,210
Prepaid expenses	1,824

Total assets	562,844,804

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	134,316
Investment management fees	248,523
Distribution and service fees	107,122
Transfer agent costs	1,177
Trustees, CCO and deferred compensation fees	1,948
Audit and tax fees	13,307
Custody fees	3,185
Legal fees	6,787
Printing and shareholder reports fees	25,679
Other	6,968
Collateral for securities on loan	30,930,546

Total liabilities	31,479,558

Net assets	$531,365,246

Net assets consist of:
Capital stock ($0.01 par value)	$404,167
Additional paid-in capital	480,786,180
Undistributed (distributions in excess of) net investment income (loss)	9,597,985
Accumulated net realized gain (loss)	(15,989,161)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	56,566,075

Net assets	$531,365,246

Shares outstanding	40,416,734

Net asset value and offering price per share	$13.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,429,569
Interest income from unaffiliated investments	6,196
Net income (loss) from securities lending	30,687

Total investment income	5,466,452

Expenses:
Investment management fees	1,568,191
Distribution and service fees	675,944
Transfer agent costs	3,948
Trustees, CCO and deferred compensation fees	8,589
Audit and tax fees	12,874
Custody fees	24,057
Legal fees	16,813
Printing and shareholder reports fees	13,174
Other	7,723

Total expenses	2,331,313

Net investment income (loss)	3,135,139

Net realized gain (loss) on:
Unaffiliated investments	5,900,932

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(6,788,025)

Net realized and change in unrealized gain (loss)	(887,093)

Net increase (decrease) in net assets resulting from operations	$2,248,046

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$3,135,139	$6,526,353
Net realized gain (loss)	5,900,932	(1,019,386)
Net change in unrealized appreciation (depreciation)	(6,788,025)	64,227,511

Net increase (decrease) in net assets resulting from operations	2,248,046	69,734,478

Dividends and/or distributions to shareholders:
Net investment income	—	(5,481,492)

Capital share transactions:
Proceeds from shares sold	2,048,353	5,556,415
Dividends and/or distributions reinvested	—	5,481,492
Cost of shares redeemed	(36,062,556)	(88,885,714)

Net increase (decrease) in net assets resulting from capital share transactions	(34,014,203)	(77,847,807)

Net increase (decrease) in net assets	(31,766,157)	(13,594,821)

Net assets:
Beginning of period/year	563,131,403	576,726,224

End of period/year	$531,365,246	$563,131,403

Undistributed (distributions in excess of) net investment income (loss)	$9,597,985	$6,462,846

Capital share transactions - shares:
Shares issued	156,182	449,638
Shares reinvested	—	446,739
Shares redeemed	(2,746,359)	(7,265,834)

Net increase (decrease) in shares outstanding	(2,590,177)	(6,369,457)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.09		$11.68	$12.14		$12.59	$11.70	$10.14

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.15	0.11	(C)	0.15	0.18	0.18
Net realized and unrealized gain (loss)	(0.02)		1.38	(0.23)		(0.52)	0.78	1.40

Total investment operations	0.06		1.53	(0.12)		(0.37)	0.96	1.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.12)		(0.08)	(0.07)	(0.02)
Net realized gains	—		—	(0.22)		—	—	(0.00	)(D)

Total dividends and/or distributions to shareholders	—		(0.12)	(0.34)		(0.08)	(0.07)	(0.02)

Net asset value, end of period/year	$13.15		$13.09	$11.68		$12.14	$12.59	$11.70

Total return (E)	0.46	%(F)	13.21%	(0.99)%		(2.95)%	8.18%	15.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$531,365		$563,131	$576,726		$595,643	$339,385	$164,650
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.86	%(H)	0.89%	0.89%		0.89%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.86	%(H)	0.89%	0.89	%(C)	0.89%	0.92%	0.96%
Net investment income (loss) to average net assets (A)	1.16	%(H)	1.17%	0.90	%(C)	1.24%	1.48%	1.62%
Portfolio turnover rate (I)	4	%(F)	9%	182%		80%	9%	3%

(A)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$30,930,546	$—	$—	$—	$30,930,546
Total Borrowings	$30,930,546	$—	$—	$—	$30,930,546

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$4,959,862	$—	$—	$4,959,862
Total	$—	$—	$4,959,862	$—	$—	$4,959,862

(A)	Included within Investments, at value within the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(1,954,653)	$—	$—	$(1,954,653)
Total	$—	$—	$(1,954,653)	$—	$—	$(1,954,653)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$357,114	$—	$—	$357,114
Total	$—	$—	$357,114	$—	$—	$357,114

(A)	Included within Net realized gain (loss) on transactions from Investments within the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments within the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value
Calls	Puts
$ —	$ 4,526,479

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.58%
Over $750 million up to $1.5 billion	0.57
Over $1.5 billion up to $2.5 billion	0.55
Over $2.5 billion up to $3 billion	0.53
Over $3 billion	0.52

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.99%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 23,807,093	$ 54,433,585

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 502,227,574	$ 64,287,934	$ (7,721,859)	$ 56,566,075

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation — Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Service Class	$1,000.00	$1,005.90	$5.97	$1,018.80	$6.01	1.20%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.6%
Net Other Assets (Liabilities)	2.4
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	120	$ 22,369

Auto Components - 1.7%
Goodyear Tire & Rubber Co.	963	22,428

Automobiles - 3.8%
General Motors Co.	1,280	50,432

Banks - 11.7%
Bank of America Corp.	1,445	40,734
Citigroup, Inc.	918	61,433
JPMorgan Chase & Co.	515	53,663

		155,830

Capital Markets - 1.1%
Morgan Stanley	301	14,267

Chemicals - 3.8%
DowDuPont, Inc.	777	51,220

Communications Equipment - 2.5%
Nokia OYJ, ADR	5,774	33,200

Containers & Packaging - 2.5%
International Paper Co.	632	32,915

Diversified Financial Services - 2.1%
Voya Financial, Inc.	602	28,294

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	1,987	63,803

Electric Utilities - 2.7%
PG&E Corp.	849	36,133

Electrical Equipment - 3.8%
Eaton Corp. PLC	680	50,823

Electronic Equipment, Instruments & Components - 2.5%
Corning, Inc.	1,204	33,122

Food & Staples Retailing - 1.2%
Walmart, Inc.	181	15,503

Food Products - 10.8%
Pinnacle Foods, Inc.	843	54,846
Post Holdings, Inc. (A)	478	41,117
TreeHouse Foods, Inc. (A)	924	48,519

		144,482

Health Care Providers & Services - 2.2%
Cigna Corp.	174	29,571

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.1%
Royal Caribbean Cruises, Ltd.	136	$ 14,090

Household Durables - 2.4%
Whirlpool Corp.	217	31,732

Insurance - 8.7%
American International Group, Inc.	1,174	62,246
Athene Holding, Ltd., Class A (A)	512	22,446
Chubb, Ltd.	252	32,009

		116,701

Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (A) (B) (C)	786	4,685

Media - 0.9%
Comcast Corp., Class A	383	12,566

Oil, Gas & Consumable Fuels - 12.2%
EOG Resources, Inc.	286	35,587
Exxon Mobil Corp.	241	19,938
Hess Corp.	456	30,502
Occidental Petroleum Corp.	921	77,069

		163,096

Pharmaceuticals - 6.5%
Merck & Co., Inc.	602	36,541
Pfizer, Inc.	1,385	50,248

		86,789

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	753	37,432

Specialty Retail - 1.6%
Lowe’s Cos., Inc.	226	21,599

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	160	29,618

Total Common Stocks (Cost $1,304,672)		1,302,700

Total Investments (Cost $1,304,672)		1,302,700
Net Other Assets (Liabilities) - 2.4%		32,596

Net Assets - 100.0%		$ 1,335,296

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,302,700	$—	$—	$1,302,700

Total Investments	$1,302,700	$—	$—	$1,302,700

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At June 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	11/29/2017 - 01/10/2018	$4,553	$4,685	0.4%

(C)	Illiquid security. At June 30, 2018, the value of such securities amounted to $4,685 or 0.4% of the Portfolio’s net assets.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $1,304,672)	$1,302,700
Cash	40,026
Receivables and other assets:
Due from investment manager	5,513
Dividends	1,445
Prepaid expenses	6

Total assets	1,349,690

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	8
Investments purchased	1,835
Distribution and service fees	250
Transfer agent costs	7
Trustees, CCO and deferred compensation fees	2
Audit and tax fees	9,368
Custody fees	1,909
Legal fees	8
Printing and shareholder reports fees	978
Other	29

Total liabilities	14,394

Net assets	$1,335,296

Net assets consist of:
Capital stock ($0.01 par value)	$1,301
Additional paid-in capital	1,311,927
Undistributed (distributions in excess of) net investment income (loss)	8,069
Accumulated net realized gain (loss)	15,971
Net unrealized appreciation (depreciation) on:
Investments	(1,972)

Net assets	$1,335,296

Shares outstanding	130,074

Net asset value and offering price per share	$10.27

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$11,919
Withholding taxes on foreign income	(157)

Total investment income	11,762

Expenses:
Investment management fees	3,564
Distribution and service fees	1,310
Transfer agent costs	8
Trustees, CCO and deferred compensation fees	15
Audit and tax fees	9,372
Custody fees	8,070
Legal fees	31
Printing and shareholder reports fees	900
Dues and subscriptions fees	1,401
Other	6

Total expenses before waiver and/or reimbursement and recapture	24,677

Expense waived and/or reimbursed	(18,388)

Net expenses	6,289

Net investment income (loss)	5,473

Net realized gain (loss) on:
Investments	7,949

Net change in unrealized appreciation (depreciation) on:
Investments	(13,367)

Net realized and change in unrealized gain (loss)	(5,418)

Net increase (decrease) in net assets resulting from operations	$55

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2018 (unaudited)	December 31, 2017 (A)
From operations:
Net investment income (loss)	$5,473	$1,978
Net realized gain (loss)	7,949	8,022
Net change in unrealized appreciation (depreciation)	(13,367)	11,395

Net increase (decrease) in net assets resulting from operations	55	21,395

Capital share transactions:
Proceeds from shares sold	314,182	1,000,000
Cost of shares redeemed	(336)	—

Net increase (decrease) in net assets resulting from capital share transactions	313,846	1,000,000

Net increase (decrease) in net assets	313,901	1,021,395

Net assets:
Beginning of period	1,021,395	—

End of period	$1,335,296	$1,021,395

Undistributed (distributions in excess of) net investment income (loss)	$8,069	$2,596

Capital share transactions - shares:
Shares issued	30,107	100,000
Shares redeemed	(33)	—

Net increase (decrease) in shares outstanding	30,074	100,000

(A)	Commenced operations on September 29, 2017.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$10.21		$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.02
Net realized and unrealized gain (loss)	0.01	(C)	0.19

Total investment operations	0.06		0.21

Net asset value, end of period	$10.27		$10.21

Total return (D)	0.59	%(E)	2.10	%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,335		$1,021
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	4.71	%(F)	15.95	%(F)
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.20	%(F)
Net investment income (loss) to average net assets	1.04	%(F)	0.77	%(F)
Portfolio turnover rate	68	%(E)	53	%(E)

(A)	Commenced operations on September 29, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Levin Large Cap Value VP (the “Portfolio”) commenced operations on September 29, 2017. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $12.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.68%
Over $750 million up to $1 billion	0.65
Over $1 billion	0.63

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Operating Expense Limit	Operating Expense Limit Effective Through
1.20%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2017	2018	Total
$ 37,702	$ 18,388	$ 56,090

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,029,181	$ —	$ 709,084	$ —

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,304,672	$ 46,784	$ (48,756)	$ (1,972)

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Levin Large Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Levin Capital Strategies, LP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on September 29, 2017 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark since its inception. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$999.10	$2.38	$1,022.40	$2.41	0.48%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	41.0%
U.S. Equity Funds	39.4
International Equity Funds	9.8
International Fixed Income Fund	8.3
Repurchase Agreement	1.5
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.6%
International Equity Funds - 1.5%
Vanguard FTSE All-World ex-US ETF	19,967	$ 1,035,089
WisdomTree Japan Hedged Equity Fund	10,015	540,610

		1,575,699

U.S. Fixed Income Fund - 2.1%
iShares 20+ Year Treasury Bond ETF	18,471	2,248,290

Total Exchange-Traded Funds (Cost $3,939,086)		3,823,989

INVESTMENT COMPANIES - 94.9%
International Equity Funds - 8.3%
Madison International Stock Fund	84,899	1,181,795
Transamerica International Equity (A) (B)	159,328	3,028,823
Transamerica International Growth (A) (B)	183,782	1,582,360
Xtrackers MSCI EAFE Hedged Equity ETF	98,509	3,093,183

		8,886,161

International Fixed Income Fund - 8.3%
Transamerica Inflation Opportunities (A) (B)	892,291	8,860,454

U.S. Equity Funds - 39.4%
Energy Select Sector SPDR Fund	23,290	1,768,643
Madison Investors Fund	366,881	8,463,954
Madison Large Cap Value Fund	196,351	2,896,176
Madison Mid Cap Fund	440,055	4,484,164
Transamerica Dividend Focused (A) (B)	208,048	2,253,157
Transamerica JPMorgan Enhanced Index VP (B) (C)	5,615	123,427
Transamerica Large Cap Value (A) (B)	319,967	4,009,186
Transamerica Mid Cap Value Opportunities (A) (B)	46,857	552,442

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small/Mid Cap Value VP (B) (C)	344,089	$ 7,563,076
Transamerica WMC US Growth VP (B) (C)	307,226	9,877,330

		41,991,555

U.S. Fixed Income Funds - 38.9%
Madison Core Bond Fund	1,501,613	14,505,584
Transamerica Core Bond (A) (B)	1,510,163	14,573,072
Transamerica Short-Term Bond (A) (B)	1,260,784	12,469,156

		41,547,812

Total Investment Companies (Cost $99,511,788)		101,285,982

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.90% (D), dated 06/29/2018, to be repurchased at $1,586,118 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $1,619,361.	$ 1,585,999	1,585,999

Total Repurchase Agreement (Cost $1,585,999)		1,585,999

Total Investments (Cost $105,036,873)		106,695,970
Net Other Assets (Liabilities) - (0.0)% (E)		(23,805)

Net Assets - 100.0%		$ 106,672,165

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,823,989	$—	$—	$3,823,989
Investment Companies	101,285,982	—	—	101,285,982
Repurchase Agreement	—	1,585,999	—	1,585,999

Total Investments	$105,109,971	$1,585,999	$—	$106,695,970

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,110,518	$2,955	$(1,098,577)	$(4,351)	$(10,545)	$—	—	$2,955	$—
Transamerica Core Bond	19,000,400	1,228,646	(5,171,212)	(111,023)	(373,739)	14,573,072	1,510,163	228,645	—
Transamerica Dividend Focused	6,472,060	509,340	(4,619,689)	24,392	(132,946)	2,253,157	208,048	40,522	—
Transamerica Inflation Opportunities	1,958,482	8,281,545	(1,250,000)	(13,193)	(116,380)	8,860,454	892,291	86,483	—
Transamerica International Equity	5,227,735	350,000	(2,481,856)	162,103	(229,159)	3,028,823	159,328	—	—
Transamerica International Growth	2,347,190	—	(676,182)	(1,231)	(87,417)	1,582,360	183,782	—	—
Transamerica JPMorgan Enhanced Index VP	1,149,187	1,000,000	(2,005,544)	89,320	(109,536)	123,427	5,615	—	—
Transamerica Large Cap Value	2,482,923	3,304,492	(1,765,198)	(129,355)	116,324	4,009,186	319,967	29,492	—
Transamerica Mid Cap Value Opportunities	282,971	425,382	(174,275)	5,650	12,714	552,442	46,857	—	—
Transamerica Short-Term Bond	8,368,084	4,206,663	—	(75)	(105,516)	12,469,156	1,260,784	130,269	—
Transamerica Small/Mid Cap Value VP	6,697,023	3,960,241	(3,416,600)	425,280	(102,868)	7,563,076	344,089	—	—
Transamerica WMC US Growth VP	6,932,274	3,275,000	(1,055,953)	187,704	538,305	9,877,330	307,226	—	—

Total	$62,028,847	$26,544,264	$(23,715,086)	$635,221	$(600,763)	$64,892,483	5,238,150	$518,366	$—

(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(D)	Rate disclosed reflects the yield at June 30, 2018.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $63,915,251)	$64,892,483
Unaffiliated investments, at value (cost $39,535,623)	40,217,488
Repurchase agreement, at value (cost $1,585,999)	1,585,999
Receivables and other assets:
Interest	40
Dividends	96,586
Prepaid expenses	363

Total assets	106,792,959

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	7,933
Investments purchased	58,666
Investment management fees	15,445
Distribution and service fees	21,452
Transfer agent costs	226
Trustees, CCO and deferred compensation fees	390
Audit and tax fees	9,021
Custody fees	979
Legal fees	1,227
Printing and shareholder reports fees	2,322
Other	3,133

Total liabilities	120,794

Net assets	$106,672,165

Net assets consist of:
Capital stock ($0.01 par value)	$91,910
Additional paid-in capital	99,090,224
Undistributed (distributions in excess of) net investment income (loss)	2,613,365
Accumulated net realized gain (loss)	3,217,569
Net unrealized appreciation (depreciation) on:
Affiliated investments	977,232
Unaffiliated investments	681,865

Net assets	$106,672,165

Shares outstanding	9,191,036

Net asset value and offering price per share	$11.61

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$518,366
Dividend income from unaffiliated investments	346,010
Interest income from unaffiliated investments	5,958

Total investment income	870,334

Expenses:
Investment management fees	97,079
Distribution and service fees	134,833
Transfer agent costs	780
Trustees, CCO and deferred compensation fees	1,706
Audit and tax fees	8,886
Custody fees	5,416
Legal fees	3,280
Printing and shareholder reports fees	1,944
Other	3,377

Total expenses	257,301

Net investment income (loss)	613,033

Net realized gain (loss) on:
Affiliated investments	635,221
Unaffiliated investments	1,654,467

Net realized gain (loss)	2,289,688

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(600,763)
Unaffiliated investments	(2,326,272)

Net change in unrealized appreciation (depreciation)	(2,927,035)

Net realized and change in unrealized gain (loss)	(637,347)

Net increase (decrease) in net assets resulting from operations	$(24,314)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$613,033	$2,051,116
Net realized gain (loss)	2,289,688	3,540,172
Net change in unrealized appreciation (depreciation)	(2,927,035)	6,085,450

Net increase (decrease) in net assets resulting from operations	(24,314)	11,676,738

Dividends and/or distributions to shareholders:
Net investment income	—	(1,924,085)

Capital share transactions:
Proceeds from shares sold	608,363	2,647,413
Dividends and/or distributions reinvested	—	1,924,085
Cost of shares redeemed	(5,616,806)	(7,675,587)

Net increase (decrease) in net assets resulting from capital share transactions	(5,008,443)	(3,104,089)

Net increase (decrease) in net assets	(5,032,757)	6,648,564

Net assets:
Beginning of period/year	111,704,922	105,056,358

End of period/year	$106,672,165	$111,704,922

Undistributed (distributions in excess of) net investment income (loss)	$2,613,365	$2,000,332

Capital share transactions - shares:
Shares issued	52,369	238,064
Shares reinvested	—	173,654
Shares redeemed	(483,453)	(687,109)

Net increase (decrease) in shares outstanding	(431,084)	(275,391)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.61		$10.61	$10.49		$11.56	$11.53	$10.45

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.21	0.19	(C)	0.22	0.26	0.14
Net realized and unrealized gain (loss)	(0.07)		0.99	0.37		(0.31)	0.40	1.22

Total investment operations	—		1.20	0.56		(0.09)	0.66	1.36

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.20)		(0.21)	(0.08)	(0.11)
Net realized gains	—		—	(0.24)		(0.77)	(0.55)	(0.17)

Total dividends and/or distributions to shareholders	—		(0.20)	(0.44)		(0.98)	(0.63)	(0.28)

Net asset value, end of period/year	$11.61		$11.61	$10.61		$10.49	$11.56	$11.53

Total return (D)	0.00	%(E)	11.41%	5.25%		(0.73)%	5.74%	13.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,672		$111,705	$105,056		$98,558	$94,841	$64,558
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.47%		0.47%	0.49%	0.52%
Including waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.47	%(C)	0.47%	0.49%	0.58%
Net investment income (loss) to average net assets (B)	1.14	%(G)	1.89%	1.82	%(C)	1.94%	2.19%	1.28%
Portfolio turnover rate (H)	37	%(E)	57%	63%		60%	131%	139%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.18% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 39,840,949	$ 46,317,448

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 105,036,873	$ 3,456,480	$ (1,797,383)	$ 1,659,097

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Balanced Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$994.50	$2.42	$1,022.40	$2.46	0.49%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	56.8%
U.S. Equity Funds	23.9
International Fixed Income Fund	12.7
International Equity Funds	5.5
Repurchase Agreement	1.4
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.9%
International Equity Funds - 0.8%
Vanguard FTSE All-World ex-US ETF	6,261	$ 324,570
WisdomTree Japan Hedged Equity Fund	3,151	170,091

		494,661

U.S. Fixed Income Fund - 2.1%
iShares 20+ Year Treasury Bond ETF	11,577	1,409,153

Total Exchange-Traded Funds (Cost $1,967,339)		1,903,814

INVESTMENT COMPANIES - 96.0%
International Equity Funds - 4.7%
Madison International Stock Fund	37,086	516,232
Transamerica International Equity (A) (B)	52,705	1,001,919
Transamerica International Growth (A) (B)	74,765	643,726
Xtrackers MSCI EAFE Hedged Equity ETF	31,779	997,861

		3,159,738

International Fixed Income Fund - 12.7%
Transamerica Inflation Opportunities (A) (B)	858,696	8,526,846

U.S. Equity Funds - 23.9%
Energy Select Sector SPDR Fund	9,158	695,459
Madison Investors Fund	179,406	4,138,900
Madison Large Cap Value Fund	68,780	1,014,506
Madison Mid Cap Fund	174,992	1,783,167
Transamerica Dividend Focused (A) (B)	63,584	688,615
Transamerica Large Cap Value (A) (B)	118,576	1,485,759
Transamerica Mid Cap Value Opportunities (A) (B)	5,972	70,413
Transamerica Small/Mid Cap Value VP (B) (C)	121,976	2,681,039

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica WMC US Growth VP (B) (C)	109,247	$ 3,512,287

		16,070,145

U.S. Fixed Income Funds - 54.7%
Madison Core Bond Fund	1,274,721	12,313,802
Transamerica Core Bond (A) (B)	1,277,534	12,328,204
Transamerica Short-Term Bond (A) (B)	1,219,770	12,063,528

		36,705,534

Total Investment Companies (Cost $64,688,571)		64,462,263

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.90% (D), dated 06/29/2018, to be repurchased at $962,444 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $983,358.	$ 962,372	962,372

Total Repurchase Agreement (Cost $962,372)		962,372

Total Investments (Cost $67,618,282)		67,328,449
Net Other Assets (Liabilities) - (0.3)%		(183,119)

Net Assets - 100.0%		$ 67,145,330

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,903,814	$—	$—	$1,903,814
Investment Companies	64,462,263	—	—	64,462,263
Repurchase Agreement	—	962,372	—	962,372

Total Investments	$66,366,077	$962,372	$—	$67,328,449

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,300,566	$3,810	$(3,266,517)	$(73,962)	$36,103	$—	—	$3,810	$—
Transamerica Core Bond	14,787,249	1,434,982	(3,513,296)	(66,715)	(314,016)	12,328,204	1,277,534	184,982	—
Transamerica Dividend Focused	2,902,105	363,742	(2,550,361)	16,423	(43,294)	688,615	63,584	13,742	—
Transamerica Inflation Opportunities	3,212,229	6,186,972	(750,000)	(7,927)	(114,428)	8,526,846	858,696	86,973	—
Transamerica International Equity	1,660,309	—	(634,499)	48,160	(72,051)	1,001,919	52,705	—	—
Transamerica International Growth	1,122,513	—	(452,561)	10,858	(37,084)	643,726	74,765	—	—
Transamerica Large Cap Value	481,529	2,002,464	(982,274)	(36,709)	20,749	1,485,759	118,576	12,654	—
Transamerica Mid Cap Value Opportunities	69,577	—	—	—	836	70,413	5,972	—	—
Transamerica Short-Term Bond	9,591,516	2,583,979	—	(28)	(111,939)	12,063,528	1,219,770	131,601	—
Transamerica Small/Mid Cap Value VP	2,234,616	1,875,000	(1,567,537)	181,489	(42,529)	2,681,039	121,976	—	—
Transamerica WMC US Growth VP	2,430,225	1,706,209	(875,678)	151,539	99,992	3,512,287	109,247	—	—

Total	$41,792,434	$16,157,158	$(14,592,723)	$223,128	$(577,661)	$43,002,336	3,902,825	$433,762	$—

(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statement of Operations.
(D)	Rate disclosed reflects the yield at June 30, 2018.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $43,256,214)	$43,002,336
Unaffiliated investments, at value (cost $23,399,696)	23,363,741
Repurchase agreement, at value (cost $962,372)	962,372
Receivables and other assets:
Interest	24
Dividends	81,461
Prepaid expenses	223

Total assets	67,410,157

Liabilities:
Due to custodian	1,000
Payables and other liabilities:
Shares of beneficial interest redeemed	175,076
Investments purchased	52,994
Investment management fees	9,695
Distribution and service fees	13,465
Transfer agent costs	153
Trustees, CCO and deferred compensation fees	257
Audit and tax fees	8,668
Custody fees	428
Legal fees	901
Printing and shareholder reports fees	1,572
Other	618

Total liabilities	264,827

Net assets	$67,145,330

Net assets consist of:
Capital stock ($0.01 par value)	$61,547
Additional paid-in capital	64,759,760
Undistributed (distributions in excess of) net investment income (loss)	1,837,294
Accumulated net realized gain (loss)	776,562
Net unrealized appreciation (depreciation) on:
Affiliated investments	(253,878)
Unaffiliated investments	(35,955)

Net assets	$67,145,330

Shares outstanding	6,154,749

Net asset value and offering price per share	$10.91

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$433,762
Dividend income from unaffiliated investments	244,024
Interest income from unaffiliated investments	3,833

Total investment income	681,619

Expenses:
Investment management fees	61,238
Distribution and service fees	85,052
Transfer agent costs	497
Trustees, CCO and deferred compensation fees	1,080
Audit and tax fees	8,570
Custody fees	4,572
Legal fees	2,155
Printing and shareholder reports fees	1,517
Other	814

Total expenses	165,495

Net investment income (loss)	516,124

Net realized gain (loss) on:
Affiliated investments	223,128
Unaffiliated investments	722,614

Net realized gain (loss)	945,742

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(577,661)
Unaffiliated investments	(1,256,108)

Net change in unrealized appreciation (depreciation)	(1,833,769)

Net realized and change in unrealized gain (loss)	(888,027)

Net increase (decrease) in net assets resulting from operations	$(371,903)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$516,124	$1,371,732
Net realized gain (loss)	945,742	1,915,992
Net change in unrealized appreciation (depreciation)	(1,833,769)	2,397,477

Net increase (decrease) in net assets resulting from operations	(371,903)	5,685,201

Dividends and/or distributions to shareholders:
Net investment income	—	(1,393,881)

Capital share transactions:
Proceeds from shares sold	378,133	526,097
Dividends and/or distributions reinvested	—	1,393,881
Cost of shares redeemed	(3,790,391)	(8,280,669)

Net increase (decrease) in net assets resulting from capital share transactions	(3,412,258)	(6,360,691)

Net increase (decrease) in net assets	(3,784,161)	(2,069,371)

Net assets:
Beginning of period/year	70,929,491	72,998,862

End of period/year	$67,145,330	$70,929,491

Undistributed (distributions in excess of) net investment income (loss)	$1,837,294	$1,321,170

Capital share transactions - shares:
Shares issued	34,714	49,043
Shares reinvested	—	130,881
Shares redeemed	(347,527)	(773,969)

Net increase (decrease) in shares outstanding	(312,813)	(594,045)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.97		$10.34	$10.21		$10.94	$11.04	$10.55

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.20	0.19	(C)	0.22	0.20	0.20
Net realized and unrealized gain (loss)	(0.14)		0.64	0.23		(0.29)	0.32	0.50

Total investment operations	(0.06)		0.84	0.42		(0.07)	0.52	0.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.21)		(0.19)	(0.15)	(0.12)
Net realized gains	—		—	(0.08)		(0.47)	(0.47)	(0.09)

Total dividends and/or distributions to shareholders	—		(0.21)	(0.29)		(0.66)	(0.62)	(0.21)

Net asset value, end of period/year	$10.91		$10.97	$10.34		$10.21	$10.94	$11.04

Total return (D)	(0.55	)%(E)	8.22%	4.09%		(0.66)%	4.76%	6.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,145		$70,929	$72,999		$74,096	$74,680	$64,090
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.49	%(G)	0.48%	0.48%		0.48%	0.49%	0.51%
Including waiver and/or reimbursement and recapture	0.49	%(G)	0.48%	0.48	%(C)	0.48%	0.49%	0.56%
Net investment income (loss) to average net assets (B)	1.52	%(G)	1.91%	1.79	%(C)	2.06%	1.84%	1.87%
Portfolio turnover rate (H)	31	%(E)	48%	69%		68%	128%	141%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.18% on daily Average Net Assets (“ANA”).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 21,275,474	$ 25,415,166

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 67,618,282	$ 1,140,765	$ (1,430,598)	$ (289,833)

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Conservative Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Service Class	$1,000.00	$983.20	$5.06	$1,019.70	$5.16	1.03%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	40.6%
Corporate Debt Securities	22.4
U.S. Government Obligations	15.8
U.S. Government Agency Obligations	10.6
Repurchase Agreement	4.9
Asset-Backed Securities	3.6
Municipal Government Obligations	2.6
Mortgage-Backed Securities	0.8
Securities Lending Collateral	0.1
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 40.6%
Aerospace & Defense - 1.1%
United Technologies Corp.	12,000	$ 1,500,360

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	14,000	1,487,220

Banks - 3.4%
BB&T Corp.	16,200	817,128
PNC Financial Services Group, Inc.	4,200	567,420
US Bancorp	34,500	1,725,690
Wells Fargo & Co.	28,300	1,568,952

		4,679,190

Beverages - 1.9%
Diageo PLC, ADR	9,400	1,353,694
PepsiCo, Inc.	10,900	1,186,683

		2,540,377

Biotechnology - 0.7%
Amgen, Inc.	5,500	1,015,245

Capital Markets - 1.9%
CME Group, Inc.	11,300	1,852,296
Northern Trust Corp.	7,400	761,386

		2,613,682

Chemicals - 1.5%
Praxair, Inc.	13,000	2,055,950

Communications Equipment - 1.4%
Cisco Systems, Inc.	45,400	1,953,562

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	34,000	1,710,540

Electric Utilities - 0.8%
NextEra Energy, Inc.	7,000	1,169,210

Electrical Equipment - 0.9%
Emerson Electric Co.	17,200	1,189,208

Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	24,000	1,608,720

Food Products - 1.4%
J.M. Smucker, Co.	5,200	558,896
Nestle SA, ADR	17,500	1,355,025

		1,913,921

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	22,500	1,926,225

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	17,000	974,270
McDonald’s Corp.	5,100	799,119
Starbucks Corp.	23,000	1,123,550

		2,896,939

Household Products - 0.8%
Procter & Gamble Co.	13,400	1,046,004

Industrial Conglomerates - 0.4%
3M Co.	3,000	590,160

Insurance - 1.3%
Chubb, Ltd.	5,500	698,610
Travelers Cos., Inc.	9,100	1,113,294

		1,811,904

IT Services - 1.1%
Accenture PLC, Class A	4,800	785,232

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	5,100	$ 684,114

		1,469,346

Metals & Mining - 1.1%
Nucor Corp.	24,000	1,500,000

Multi-Utilities - 0.7%
Dominion Energy, Inc.	13,500	920,430

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	14,400	1,820,592
Exxon Mobil Corp.	29,400	2,432,262

		4,252,854

Pharmaceuticals - 3.8%
Johnson & Johnson	13,200	1,601,688
Merck & Co., Inc.	17,400	1,056,180
Novartis AG, ADR	15,900	1,201,086
Pfizer, Inc.	37,500	1,360,500

		5,219,454

Road & Rail - 0.7%
Union Pacific Corp.	6,900	977,592

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	8,200	786,544
Texas Instruments, Inc.	6,000	661,500

		1,448,044

Software - 1.3%
Microsoft Corp.	18,700	1,844,007

Specialty Retail - 2.2%
Home Depot, Inc.	7,700	1,502,270
TJX Cos., Inc.	16,000	1,522,880

		3,025,150

Trading Companies & Distributors - 1.0%
Fastenal Co.	27,500	1,323,575

Total Common Stocks (Cost $46,023,135)		55,688,869

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
American Express Credit Account Master Trust Series 2017-1, Class B, 2.10%, 09/15/2022	$ 500,000	493,358
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1-Month LIBOR + 0.32%, 2.35% (A), 05/15/2023 (B)	175,000	175,000
CarMax Auto Owner Trust Series 2017-1, Class A2, 1.54%, 02/18/2020	53,814	53,733
Chase Issuance Trust Series 2017-A1, Class A, 1-Month LIBOR + 0.30%, 2.37% (A), 01/18/2022	300,000	300,685
Chesapeake Funding II LLC Series 2017-4A, Class A1, 2.12%, 11/15/2029 (B)	500,000	494,411

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust Series 2017-2, Class A2A, 1.97%, 02/24/2020 (B)	$ 307,545	$ 306,366
Enterprise Fleet Financing LLC
Series 2015-2, Class A3,
2.09%, 02/22/2021 (B)	235,556	234,859
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	500,000	495,141
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1, 1.77%, 08/15/2020	540,000	539,517
Nissan Auto Receivables Owner Trust Series 2015-C, Class A3, 1.37%, 05/15/2020	426,480	424,408
Santander Drive Auto Receivables Trust Series 2014-5, Class C, 2.46%, 06/15/2020	143,798	143,903
Synchrony Credit Card Master Note Trust Series 2017-1, Class B, 2.19%, 06/15/2023	500,000	490,859
Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/2021 (B)	750,000	741,457

Total Asset-Backed Securities (Cost $4,899,904)		4,893,697

CORPORATE DEBT SECURITIES - 22.4%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.93%, 01/15/2025	250,000	237,341

Banks - 3.5%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	483,463
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	285,669
Bank of Montreal 1.90%, 08/27/2021, MTN	250,000	239,095
Citigroup, Inc. Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	392,460
Fifth Third Bancorp 2.30%, 03/01/2019	300,000	298,933
Huntington National Bank 2.20%, 04/01/2019	400,000	398,378
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	243,490
3.13%, 01/23/2025	400,000	382,524
KeyCorp 5.10%, 03/24/2021, MTN	750,000	783,064
PNC Bank NA 2.45%, 07/28/2022	250,000	241,313
Regions Financial Corp.
2.75%, 08/14/2022	300,000	289,302
3.20%, 02/08/2021	250,000	248,706
US Bancorp 1.95%, 11/15/2018, MTN	500,000	498,940

		4,785,337

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 4.90%, 02/01/2046	$ 225,000	$ 231,385
Coca-Cola Co. 2.45%, 11/01/2020	500,000	496,681

		728,066

Capital Markets - 1.9%
Bank of New York Mellon Corp. 2.20%, 08/16/2023, MTN	500,000	469,316
Cboe Global Markets, Inc. 3.65%, 01/12/2027	300,000	289,488
Goldman Sachs Group, Inc.
3.20%, 06/05/2020	400,000	401,164
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	474,762
Intercontinental Exchange, Inc. 2.35%, 09/15/2022	300,000	287,645
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	246,089
4.30%, 01/27/2045	250,000	236,541
Nasdaq, Inc. 3.85%, 06/30/2026	200,000	193,689

		2,598,694

Consumer Finance - 1.4%
American Express Co. 2.50%, 08/01/2022	500,000	479,475
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	199,354
3.30%, 10/30/2024	500,000	474,911
Ford Motor Credit Co. LLC 2.94%, 01/08/2019, MTN	250,000	250,060
General Motors Financial Co., Inc. 3.20%, 07/06/2021	300,000	296,097
Synchrony Financial 3.70%, 08/04/2026	250,000	229,665

		1,929,562

Containers & Packaging - 0.3%
WestRock Co. 3.75%, 03/15/2025 (B)	500,000	490,188

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. 3.13%, 03/15/2026	100,000	96,350

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.00%, 02/15/2022	400,000	390,554
4.75%, 05/15/2046	75,000	66,996
Verizon Communications 4.33%, 09/21/2028 (B)	728,000	721,521
Verizon Communications, Inc. 4.40%, 11/01/2034	300,000	279,790

		1,458,861

Electric Utilities - 0.2%
Duke Energy Corp. 3.75%, 09/01/2046	250,000	220,202

Electrical Equipment - 0.1%
Emerson Electric Co. 5.00%, 04/15/2019	175,000	177,721

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (B)	$ 300,000	$ 298,998

Equity Real Estate Investment Trusts - 1.3%
Boston Properties, LP 2.75%, 10/01/2026	500,000	450,798
Brixmor Operating Partnership, LP 3.65%, 06/15/2024	250,000	241,514
Simon Property Group, LP 3.38%, 03/15/2022	750,000	747,442
STORE Capital Corp. 4.50%, 03/15/2028	200,000	195,658
Welltower, Inc. 4.50%, 01/15/2024	200,000	203,370

		1,838,782

Food & Staples Retailing - 0.4%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	233,013
4.50%, 11/18/2034	300,000	281,732

		514,745

Food Products - 0.2%
Bunge, Ltd. Finance Corp. 3.25%, 08/15/2026	250,000	228,181
Tyson Foods, Inc. 3.55%, 06/02/2027	75,000	70,955

		299,136

Health Care Providers & Services - 1.1%
CVS Health Corp.
4.30%, 03/25/2028	250,000	246,602
5.13%, 07/20/2045	250,000	253,320
Humana, Inc. 2.50%, 12/15/2020	250,000	245,379
Laboratory Corp. of America Holdings 3.60%, 09/01/2027	300,000	285,091
UnitedHealth Group, Inc. 2.88%, 03/15/2023	500,000	487,249

		1,517,641

Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc. 3.13%, 06/15/2026	250,000	232,368
McDonald’s Corp. 4.88%, 12/09/2045, MTN	250,000	262,470

		494,838

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.50%, 12/01/2024	200,000	193,043

Insurance - 0.6%
Aflac, Inc. 3.63%, 11/15/2024	300,000	297,133
American International Group, Inc. 4.75%, 04/01/2048	300,000	289,161
Marsh & McLennan Cos., Inc. 2.55%, 10/15/2018, MTN	225,000	224,901

		811,195

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. 2.80%, 08/22/2024	$ 300,000	$ 289,061

IT Services - 0.6%
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	250,000	229,021
4.75%, 05/15/2048	300,000	289,811
Fiserv, Inc. 2.70%, 06/01/2020	250,000	247,616

		766,448

Machinery - 0.4%
Caterpillar, Inc. 3.90%, 05/27/2021	500,000	511,639

Media - 1.1%
Comcast Corp. 5.15%, 03/01/2020	475,000	490,292
Discovery Communications LLC 5.00%, 09/20/2037	250,000	240,713
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.60%, 04/15/2026	300,000	287,069
Warner Media LLC 4.75%, 03/29/2021	500,000	515,944

		1,534,018

Multiline Retail - 0.4%
Target Corp. 2.90%, 01/15/2022	500,000	498,767

Oil, Gas & Consumable Fuels - 2.5%
Andeavor 3.80%, 04/01/2028	300,000	283,341
BP Capital Markets PLC 3.12%, 05/04/2026	200,000	191,115
ConocoPhillips Co. 4.15%, 11/15/2034	129,000	129,310
Enterprise Products Operating LLC
3.75%, 02/15/2025	500,000	495,122
5.20%, 09/01/2020	300,000	312,622
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	229,015
Kinder Morgan, Inc. 5.55%, 06/01/2045	450,000	452,986
Marathon Oil Corp. 2.70%, 06/01/2020	250,000	246,218
Phillips 66 4.65%, 11/15/2034	400,000	403,542
Valero Energy Corp. 6.63%, 06/15/2037	250,000	298,935
Valero Energy Partners, LP 4.50%, 03/15/2028	400,000	393,261

		3,435,467

Pharmaceuticals - 0.6%
Allergan Funding SCS 4.75%, 03/15/2045 (C)	150,000	144,394
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	200,000	196,857

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Zoetis, Inc. 3.00%, 09/12/2027	$ 500,000	$ 462,483

		803,734

Road & Rail - 0.3%
Norfolk Southern Corp. 3.25%, 12/01/2021	400,000	399,161

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc. 5.30%, 12/15/2045	175,000	186,409
Intel Corp.
3.30%, 10/01/2021	925,000	933,941
3.73%, 12/08/2047	400,000	376,857

		1,497,207

Software - 1.1%
Citrix Systems, Inc. 4.50%, 12/01/2027	70,000	67,836
Microsoft Corp. 3.00%, 10/01/2020	400,000	402,629
Oracle Corp. 4.00%, 07/15/2046	325,000	306,664
salesforce.com, Inc.
3.25%, 04/11/2023	500,000	497,068
3.70%, 04/11/2028	300,000	297,855

		1,572,052

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp. 8.35%, 07/15/2046 (B)	75,000	90,324
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	175,000	172,878

		263,202

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.63%, 04/01/2027	200,000	183,371
3.75%, 02/01/2022	300,000	300,350

		483,721

Total Corporate Debt Securities (Cost $31,358,141)		30,745,177

MORTGAGE-BACKED SECURITIES - 0.8%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class A2, 2.85%, 07/10/2047	427,835	427,584
Federal Home Loan Mortgage Corp. 3.40%, 07/25/2019	215,028	215,853
WFRBS Commercial Mortgage Trust Series 2014-LC14, Class A2, 2.86%, 03/15/2047	473,824	473,921

Total Mortgage-Backed Securities (Cost $1,118,109)		1,117,358

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.6%
California - 0.8%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, 6.17%, 07/01/2040	250,000	265,553

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Palomar Community College District, General Obligation Unlimited, Series B1, 7.19%, 08/01/2045	$ 425,000	$ 464,053
Rancho Water District Financing Authority, Revenue Bonds, Series A, 6.34%, 08/01/2040	350,000	374,132

		1,103,738

Florida - 0.4%
County of Pasco Water & Sewer Revenue, Revenue Bonds, Series B, 6.76%, 10/01/2039	500,000	523,100

Massachusetts - 0.4%
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	500,000	515,205

New York - 0.7%
Metropolitan Transportation Authority, Revenue Bonds, 6.55%, 11/15/2031	340,000	421,209
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 6.27%, 08/01/2039	500,000	516,290

		937,499

Oregon - 0.1%
Washington County School District No. 1, General Obligation Limited, 4.36%, 06/30/2034	200,000	211,910

Texas - 0.2%
Northside Independent School District, General Obligation Unlimited, Series B, 5.74%, 08/15/2035	325,000	336,560

Total Municipal Government Obligations (Cost $3,877,003)		3,628,012

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Farm Credit Banks 3.47%, 05/07/2024	275,000	275,037
Federal Home Loan Mortgage Corp.
2.85%, 06/28/2023	1,000,000	999,767
2.98%, 11/25/2025	350,000	344,337
3.00%, 09/01/2042 - 10/01/2046	1,652,791	1,609,477
3.50%, 11/01/2040 - 11/01/2047	1,725,696	1,726,032
4.00%, 04/01/2033 - 03/01/2047	1,136,067	1,165,725
4.50%, 02/01/2025 - 09/01/2041	291,628	304,534
5.00%, 10/01/2039	156,849	167,410
5.50%, 01/01/2037	61,135	66,338
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	476,506
3.12%, 06/25/2027	500,000	488,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC 5.00%, 07/15/2036	$ 209,625	$ 223,461
Federal National Mortgage Association
2.47% (A), 03/25/2023	354,829	343,713
3.00%, 09/01/2030 - 03/01/2043	1,625,370	1,603,415
3.50%, 12/01/2031 - 12/01/2045	1,925,072	1,938,677
3.50%, 08/01/2045 (D)	287,474	286,983
4.00%, 02/01/2035 - 12/01/2046	1,584,956	1,627,639
4.50%, 03/01/2039 - 07/01/2041	137,769	144,942
5.00%, 07/01/2035	5,897	6,315
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	121,087	119,632
3.50%, 04/25/2031	400,000	404,001
Government National Mortgage Association
3.50%, 12/15/2042	117,982	118,936
4.00%, 12/15/2039	13,558	13,900
4.50%, 08/15/2040	9,931	10,505

Total U.S. Government Agency Obligations (Cost $14,903,350)		14,465,977

U.S. GOVERNMENT OBLIGATIONS - 15.8%
U.S. Treasury - 15.8%
U.S. Treasury Bond
2.50%, 02/15/2045	1,100,000	1,002,934
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,491,290
3.00%, 05/15/2047	1,000,000	1,002,930
4.38%, 05/15/2041	400,000	494,141
U.S. Treasury Note
1.50%, 08/15/2026	2,000,000	1,806,250
1.63%, 08/15/2022	2,500,000	2,394,922
2.00%, 07/31/2020 - 08/15/2025	9,750,000	9,488,496
2.13%, 03/31/2024	2,000,000	1,930,547

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
3.13%, 05/15/2021	$ 2,000,000	$ 2,027,578

Total U.S. Government Obligations (Cost $22,018,584)		21,639,088

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	147,630	147,630

Total Securities Lending Collateral (Cost $147,630)		147,630

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $6,724,474 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $6,859,047.	$ 6,723,969	6,723,969

Total Repurchase Agreement (Cost $6,723,969)		6,723,969

Total Investments (Cost $131,069,825)		139,049,777
Net Other Assets (Liabilities) - (1.4)%		(1,946,405)

Net Assets - 100.0%		$ 137,103,372

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$55,688,869	$—	$—	$55,688,869
Asset-Backed Securities	—	4,893,697	—	4,893,697
Corporate Debt Securities	—	30,745,177	—	30,745,177
Mortgage-Backed Securities	—	1,117,358	—	1,117,358
Municipal Government Obligations	—	3,628,012	—	3,628,012
U.S. Government Agency Obligations	—	14,465,977	—	14,465,977
U.S. Government Obligations	—	21,639,088	—	21,639,088
Securities Lending Collateral	147,630	—	—	147,630
Repurchase Agreement	—	6,723,969	—	6,723,969

Total Investments	$55,836,499	$83,213,278	$—	$139,049,777

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $4,048,265, representing 3.0% of the Portfolio’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $144,504. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at June 30, 2018.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $124,345,856) (including securities loaned of $144,504)	$132,325,808
Repurchase agreement, at value (cost $6,723,969)	6,723,969
Receivables and other assets:
Investments sold	440,129
Interest	538,277
Dividends	50,464
Net income from securities lending	29
Prepaid expenses	438

Total assets	140,079,114

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	184,740
Investments purchased	2,230,173
When-issued, delayed-delivery, forward and TBA commitments purchased	285,625
Investment management fees	79,538
Distribution and service fees	27,239
Transfer agent costs	223
Trustees, CCO and deferred compensation fees	419
Audit and tax fees	12,593
Custody fees	1,171
Legal fees	1,220
Printing and shareholder reports fees	3,773
Other	1,398
Collateral for securities on loan	147,630

Total liabilities	2,975,742

Net assets	$137,103,372

Net assets consist of:
Capital stock ($0.01 par value)	$106,585
Additional paid-in capital	119,954,509
Undistributed (distributions in excess of) net investment income (loss)	3,116,850
Accumulated net realized gain (loss)	5,945,476
Net unrealized appreciation (depreciation) on:
Investments	7,979,952

Net assets	$137,103,372

Shares outstanding	10,658,492

Net asset value and offering price per share	$12.86

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$791,772
Interest income	1,066,513
Net income (loss) from securities lending	402
Withholding taxes on foreign income	(13,259)

Total investment income	1,845,428

Expenses:
Investment management fees	480,781
Distribution and service fees	164,651
Transfer agent costs	909
Trustees, CCO and deferred compensation fees	2,033
Audit and tax fees	12,544
Custody fees	11,262
Legal fees	3,823
Printing and shareholder reports fees	2,862
Other	1,714

Total expenses	680,579

Net investment income (loss)	1,164,849

Net realized gain (loss) on:
Investments	3,256,877

Net change in unrealized appreciation (depreciation) on:
Investments	(6,616,621)

Net realized and change in unrealized gain (loss)	(3,359,744)

Net increase (decrease) in net assets resulting from operations	$(2,194,895)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,164,849	$1,900,265
Net realized gain (loss)	3,256,877	2,879,475
Net change in unrealized appreciation (depreciation)	(6,616,621)	6,298,411

Net increase (decrease) in net assets resulting from operations	(2,194,895)	11,078,151

Dividends and/or distributions to shareholders:
Net investment income	—	(1,966,983)
Net realized gains	—	(2,799,816)

Total dividends and/or distributions to shareholders	—	(4,766,799)

Capital share transactions:
Proceeds from shares sold	12,448,817	11,774,252
Dividends and/or distributions reinvested	—	4,766,799
Cost of shares redeemed	(4,660,820)	(7,328,578)

Net increase (decrease) in net assets resulting from capital share transactions	7,787,997	9,212,473

Net increase (decrease) in net assets	5,593,102	15,523,825

Net assets:
Beginning of period/year	131,510,270	115,986,445

End of period/year	$137,103,372	$131,510,270

Undistributed (distributions in excess of) net investment income (loss)	$3,116,850	$1,952,001

Capital share transactions - shares:
Shares issued	963,003	918,083
Shares reinvested	—	381,955
Shares redeemed	(360,910)	(573,279)

Net increase (decrease) in shares outstanding	602,093	726,759

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.08		$12.43	$11.86		$12.20	$11.74	$10.79

Investment operations:
Net investment income (loss) (A)	0.11		0.20	0.20	(B)	0.16	0.13	0.11
Net realized and unrealized gain (loss)	(0.33)		0.96	0.61		(0.15)	0.55	0.88

Total investment operations	(0.22)		1.16	0.81		0.01	0.68	0.99

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.16)		(0.12)	(0.08)	(0.04)
Net realized gains	—		(0.30)	(0.08)		(0.23)	(0.14)	(0.00	)(C)

Total dividends and/or distributions to shareholders	—		(0.51)	(0.24)		(0.35)	(0.22)	(0.04)

Net asset value, end of period/year	$12.86		$13.08	$12.43		$11.86	$12.20	$11.74

Total return (D)	(1.68	)%(E)	9.52%	6.84%		0.15%	5.81%	9.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$137,103		$131,510	$115,986		$109,733	$105,561	$86,054
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(F)	1.07%	1.09%		1.09%	1.09%	1.11%
Including waiver and/or reimbursement and recapture	1.03	%(F)	1.07%	1.08	%(B)	1.09%	1.09%	1.11%
Net investment income (loss) to average net assets	1.77	%(F)	1.56%	1.60	%(B)	1.33%	1.12%	0.94%
Portfolio turnover rate	18	%(E)	25%	29%		18%	19%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$147,630	$—	$—	$—	$147,630
Total Borrowings	$147,630	$—	$—	$—	$147,630

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.21%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 23,248,435	$ 9,353,479	$ 14,837,925	$ 8,503,446

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 131,069,825	$ 10,830,776	$ (2,850,824)	$ 7,979,952

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,000.80	$1.59	$1,023.20	$1.61	0.32%
Service Class	1,000.00	999.20	2.83	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	48.3%
U.S. Equity Funds	35.7
International Equity Funds	15.3
Securities Lending Collateral	0.7
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 15.3%
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,383,049	$ 120,772,923
Vanguard FTSE Developed Markets ETF	16,297,255	699,152,239
Vanguard FTSE Emerging Markets ETF	3,470,363	146,449,319

		966,374,481

U.S. Equity Funds - 35.7%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	1,035,383	56,058,742
DeltaShares® S&P 500 Managed Risk ETF (B)	3,976,403	214,644,643
DeltaShares® S&P 600 Managed Risk ETF (A) (B)	336,845	19,154,590
iShares Core S&P Total US Stock Market ETF (A)	7,972,965	498,469,772
Schwab U.S. Broad Market ETF (A)	7,492,257	494,414,040
Vanguard Total Stock Market ETF (A)	6,849,610	961,890,732

		2,244,632,519

U.S. Fixed Income Funds - 48.3%
iShares Core U.S. Aggregate Bond ETF	12,261,208	1,303,611,634
Vanguard Total Bond Market ETF	21,866,635	1,731,618,826

		3,035,230,460

Total Exchange-Traded Funds (Cost $5,904,635,456)		6,246,237,460

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	43,321,375	$ 43,321,375

Total Securities Lending Collateral (Cost $43,321,375)		43,321,375

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $42,523,170 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $43,370,733.	$ 42,519,981	42,519,981

Total Repurchase Agreement (Cost $42,519,981)		42,519,981

Total Investments (Cost $5,990,476,812)		6,332,078,816
Net Other Assets (Liabilities) - (0.7)%		(46,683,866)

Net Assets - 100.0%		$ 6,285,394,950

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,246,237,460	$—	$—	$6,246,237,460
Securities Lending Collateral	43,321,375	—	—	43,321,375
Repurchase Agreement	—	42,519,981	—	42,519,981

Total Investments	$6,289,558,835	$42,519,981	$—	$6,332,078,816

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,420,477. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$69,560,103	$1,286,923	$(15,254,430)	$1,440,870	$(974,724)	$56,058,742	1,035,383	$349,007	$—
DeltaShares® S&P 500 Managed Risk ETF	221,747,226	19,286,407	(27,388,084)	3,193,494	(2,194,400)	214,644,643	3,976,403	1,688,688	—
DeltaShares® S&P 600 Managed Risk ETF	30,397,024	—	(12,410,215)	1,346,636	(178,855)	19,154,590	336,845	127,026	—
DeltaShares® S&P International Managed Risk ETF	131,296,882	10,643,538	(16,140,752)	1,517,713	(6,544,458)	120,772,923	2,383,049	2,338,816	—

Total	$453,001,235	$31,216,868	$(71,193,481)	$7,498,713	$(9,892,437)	$410,630,898	7,731,680	$4,503,537	$—

(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $387,399,662)	$410,630,898
Unaffiliated investments, at value (cost $5,560,557,169) (including securities loaned of $42,420,477)	5,878,927,937
Repurchase agreement, at value (cost $42,519,981)	42,519,981
Receivables and other assets:
Shares of beneficial interest sold	370
Interest	1,063
Dividends	2,068,865
Net income from securities lending	20,625
Prepaid expenses	21,542

Total assets	6,334,191,281

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,335,354
Investment management fees	1,517,664
Distribution and service fees	1,260,526
Transfer agent costs	13,078
Trustees, CCO and deferred compensation fees	22,355
Audit and tax fees	64,501
Custody fees	6,183
Legal fees	70,268
Printing and shareholder reports fees	107,407
Other	77,620
Collateral for securities on loan	43,321,375

Total liabilities	48,796,331

Net assets	$6,285,394,950

Net assets consist of:
Capital stock ($0.01 par value)	$5,075,058
Additional paid-in capital	5,680,350,148
Undistributed (distributions in excess of) net investment income (loss)	156,277,085
Accumulated net realized gain (loss)	102,090,655
Net unrealized appreciation (depreciation) on:
Affiliated investments	23,231,236
Unaffiliated investments	318,370,768

Net assets	$6,285,394,950

Net assets by class:
Initial Class	$2,788,990
Service Class	6,282,605,960

Shares outstanding:
Initial Class	222,049
Service Class	507,283,748

Net asset value and offering price per share:
Initial Class	$12.56
Service Class	12.38

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$4,503,537
Dividend income from unaffiliated investments	64,070,762
Interest income from unaffiliated investments	132,234
Net income (loss) from securities lending	56,610

Total investment income	68,763,143

Expenses:
Investment management fees	9,543,884
Distribution and service fees:
Service Class	7,924,824
Transfer agent costs	45,740
Trustees, CCO and deferred compensation fees	100,022
Audit and tax fees	61,186
Custody fees	36,896
Legal fees	191,428
Printing and shareholder reports fees	63,492
Other	86,555

Total expenses before waiver and/or reimbursement and recapture	18,054,027

Expenses waived and/or reimbursed:
Initial Class	(1)
Service Class	(2,465)

Net expenses	18,051,561

Net investment income (loss)	50,711,582

Net realized gain (loss) on:
Affiliated investments	7,498,713
Unaffiliated investments	172,744,031

Net realized gain (loss)	180,242,744

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(9,892,437)
Unaffiliated investments	(222,319,801)

Net change in unrealized appreciation (depreciation)	(232,212,238)

Net realized and change in unrealized gain (loss)	(51,969,494)

Net increase (decrease) in net assets resulting from operations	$(1,257,912)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$50,711,582	$105,648,411
Net realized gain (loss)	180,242,744	219,049,527
Net change in unrealized appreciation (depreciation)	(232,212,238)	474,274,324

Net increase (decrease) in net assets resulting from operations	(1,257,912)	798,972,262

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(53,423)
Service Class	—	(106,565,788)

Total dividends and/or distributions from net investment income	—	(106,619,211)

Capital share transactions:
Proceeds from shares sold:
Initial Class	207,880	724,370
Service Class	18,184,848	26,783,640

	18,392,728	27,508,010

Dividends and/or distributions reinvested:
Initial Class	—	53,423
Service Class	—	106,565,788

	—	106,619,211

Cost of shares redeemed:
Initial Class	(654,035)	(431,821)
Service Class	(264,960,217)	(416,527,196)

	(265,614,252)	(416,959,017)

Net increase (decrease) in net assets resulting from capital share transactions	(247,221,524)	(282,831,796)

Net increase (decrease) in net assets	(248,479,436)	409,521,255

Net assets:
Beginning of period/year	6,533,874,386	6,124,353,131

End of period/year	$6,285,394,950	$6,533,874,386

Undistributed (distributions in excess of) net investment income (loss)	$156,277,085	$105,565,503

Capital share transactions - shares:
Shares issued:
Initial Class	16,452	60,713
Service Class	1,466,283	2,291,823

	1,482,735	2,352,536

Shares reinvested:
Initial Class	—	4,512
Service Class	—	9,108,187

	—	9,112,699

Shares redeemed:
Initial Class	(52,150)	(36,082)
Service Class	(21,304,541)	(35,361,746)

	(21,356,691)	(35,397,828)

Net increase (decrease) in shares outstanding:
Initial Class	(35,698)	29,143
Service Class	(19,838,258)	(23,961,736)

	(19,873,956)	(23,932,593)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.55		$11.25	$11.11		$11.92	$11.82	$10.85

Investment operations:
Net investment income (loss) (A) (B)	0.11		0.23	0.23	(C)	0.23	0.24	0.20
Net realized and unrealized gain (loss)	(0.10)		1.30	0.21		(0.41)	0.32	1.06

Total investment operations	0.01		1.53	0.44		(0.18)	0.56	1.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.21)		(0.17)	(0.12)	(0.14)
Net realized gains	—		—	(0.09)		(0.46)	(0.34)	(0.15)

Total dividends and/or distributions to shareholders	—		(0.23)	(0.30)		(0.63)	(0.46)	(0.29)

Net asset value, end of period/year	$12.56		$12.55	$11.25		$11.11	$11.92	$11.82

Total return (D)	0.08	%(E)	13.72%	3.94%		(1.50)%	4.81%	11.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,789		$3,235	$2,571		$2,311	$2,449	$2,818
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.32	%(G)	0.32%	0.32%		0.33%	0.33%	0.34%
Including waiver and/or reimbursement and recapture	0.32	%(G)(H)(J)	0.32%	0.32	%(C)	0.33%	0.33%	0.34%
Net investment income (loss) to average net assets (B)	1.81	%(G)	1.94%	2.04	%(C)	1.95%	2.00%	1.73%
Portfolio turnover rate (I)	11	%(E)	25%	65%		74%	164%	88%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.39		$11.11	$10.97		$11.79	$11.71	$10.77

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.20	0.19	(C)	0.20	0.23	0.20
Net realized and unrealized gain (loss)	(0.11)		1.28	0.22		(0.41)	0.30	1.01

Total investment operations	(0.01)		1.48	0.41		(0.21)	0.53	1.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.18)		(0.15)	(0.11)	(0.12)
Net realized gains	—		—	(0.09)		(0.46)	(0.34)	(0.15)

Total dividends and/or distributions to shareholders	—		(0.20)	(0.27)		(0.61)	(0.45)	(0.27)

Net asset value, end of period/year	$12.38		$12.39	$11.11		$10.97	$11.79	$11.71

Total return (D)	(0.08	)%(E)	13.44%	3.75%		(1.77)%	4.55%	11.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,282,606		$6,530,639	$6,121,782		$5,940,322	$4,878,563	$2,882,837
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.57%		0.58%	0.58%	0.59%
Including waiver and/or reimbursement and recapture	0.57	%(G)(H)(J)	0.57%	0.57	%(C)	0.58%	0.58%	0.59%
Net investment income (loss) to average net assets (B)	1.60	%(G)	1.67%	1.76	%(C)	1.77%	1.94%	1.75%
Portfolio turnover rate (I)	11	%(E)	25%	65%		74%	164%	88%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$43,321,375	$—	$—	$—	$43,321,375
Total Borrowings	$43,321,375	$—	$—	$—	$43,321,375

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.33%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2019
Service Class	0.62	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 9,276,852	$ —	$ —

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 678,712,469	$ 870,876,168

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,990,476,812	$ 456,965,336	$ (115,363,332)	$ 341,602,004

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$993.80	$1.63	$1,023.20	$1.66	0.33%
Service Class	1,000.00	992.90	2.87	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	73.6%
U.S. Equity Funds	18.9
International Equity Funds	7.0
Securities Lending Collateral	5.9
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(6.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 7.0%
DeltaShares® S&P International Managed Risk ETF (A)	188,870	$ 9,571,932
Vanguard FTSE Developed Markets ETF	925,864	39,719,565
Vanguard FTSE Emerging Markets ETF	202,053	8,526,637

		57,818,134

U.S. Equity Funds - 18.9%
DeltaShares® S&P 400 Managed Risk ETF (A)	95,966	5,195,887
DeltaShares® S&P 500 Managed Risk ETF (A)	371,945	20,077,443
DeltaShares® S&P 600 Managed Risk ETF (A)	31,007	1,763,204
iShares Core S&P Total US Stock Market ETF	585,412	36,599,958
Schwab U.S. Broad Market ETF	559,409	36,915,400
Vanguard Total Stock Market ETF (B)	397,319	55,795,507

		156,347,399

U.S. Fixed Income Funds - 73.6%
iShares Core U.S. Aggregate Bond ETF	1,842,403	195,884,287
Schwab U.S. Aggregate Bond ETF (B)	3,501,157	177,298,591
Vanguard Total Bond Market ETF	2,967,107	234,965,203

		608,148,081

Total Exchange-Traded Funds (Cost $813,150,877)		822,313,614

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	49,263,924	$ 49,263,924

Total Securities Lending Collateral (Cost $49,263,924)		49,263,924

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $5,598,908 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $5,714,506.	$ 5,598,488	5,598,488

Total Repurchase Agreement (Cost $5,598,488)		5,598,488

Total Investments (Cost $868,013,289)		877,176,026
Net Other Assets (Liabilities) - (6.1)%		(50,404,951)

Net Assets - 100.0%		$ 826,771,075

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$822,313,614	$—	$—	$822,313,614
Securities Lending Collateral	49,263,924	—	—	49,263,924
Repurchase Agreement	—	5,598,488	—	5,598,488

Total Investments	$871,577,538	$5,598,488	$—	$877,176,026

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$6,671,637	$—	$(1,475,026)	$102,421	$(103,145)	$5,195,887	95,966	$32,310	$—
DeltaShares® S&P 500 Managed Risk ETF	21,515,213	1,857,090	(3,248,707)	218,294	(264,447)	20,077,443	371,945	157,545	—
DeltaShares® S&P 600 Managed Risk ETF	2,984,446	—	(1,311,984)	124,947	(34,205)	1,763,204	31,007	11,911	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P International Managed Risk ETF	$10,935,793	$157,165	$(1,035,416)	$40,048	$(525,658)	$9,571,932	188,870	$187,859	$—

Total	$42,107,089	$2,014,255	$(7,071,133)	$485,710	$(927,455)	$36,608,466	687,788	$389,625	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,292,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $34,430,193)	$36,608,466
Unaffiliated investments, at value (cost $827,984,608) (including securities loaned of $48,292,542)	834,969,072
Repurchase agreement, at value (cost $5,598,488)	5,598,488
Receivables and other assets:
Interest	140
Dividends	151,906
Net income from securities lending	3,589
Prepaid expenses	2,786

Total assets	877,334,447

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	867,231
Investment management fees	202,860
Distribution and service fees	165,405
Transfer agent costs	1,815
Trustees, CCO and deferred compensation fees	3,049
Audit and tax fees	14,911
Custody fees	1,423
Legal fees	10,371
Printing and shareholder reports fees	21,734
Other	10,649
Collateral for securities on loan	49,263,924

Total liabilities	50,563,372

Net assets	$826,771,075

Net assets consist of:
Capital stock ($0.01 par value)	$653,580
Additional paid-in capital	754,657,078
Undistributed (distributions in excess of) net investment income (loss)	21,039,985
Accumulated net realized gain (loss)	41,257,695
Net unrealized appreciation (depreciation) on:
Affiliated investments	2,178,273
Unaffiliated investments	6,984,464

Net assets	$826,771,075

Net assets by class:
Initial Class	$14,180
Service Class	826,756,895

Shares outstanding:
Initial Class	1,109
Service Class	65,356,842

Net asset value and offering price per share:
Initial Class	$12.78(A	)
Service Class	12.65

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$389,625
Dividend income from unaffiliated investments	8,345,502
Interest income from unaffiliated investments	17,511
Net income (loss) from securities lending	42,639

Total investment income	8,795,277

Expenses:
Investment management fees	1,282,019
Distribution and service fees:
Service Class	1,043,674
Transfer agent costs	6,075
Trustees, CCO and deferred compensation fees	13,208
Audit and tax fees	14,357
Custody fees	9,104
Legal fees	25,968
Printing and shareholder reports fees	14,756
Other	11,811

Total expenses before waiver and/or reimbursement and recapture	2,420,972

Expenses waived and/or reimbursed:
Service Class	(2,466)

Net expenses	2,418,506

Net investment income (loss)	6,376,771

Net realized gain (loss) on:
Affiliated investments	485,710
Unaffiliated investments	37,431,374

Net realized gain (loss)	37,917,084

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(927,455)
Unaffiliated investments	(49,304,411)

Net change in unrealized appreciation (depreciation)	(50,231,866)

Net realized and change in unrealized gain (loss)	(12,314,782)

Net increase (decrease) in net assets resulting from operations	$(5,938,011)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$6,376,771	$14,718,193
Net realized gain (loss)	37,917,084	18,375,201
Net change in unrealized appreciation (depreciation)	(50,231,866)	57,056,486

Net increase (decrease) in net assets resulting from operations	(5,938,011)	90,149,880

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(271)
Service Class	—	(15,758,011)

Total dividends and/or distributions from net investment income	—	(15,758,282)

Capital share transactions:
Proceeds from shares sold:
Initial Class	597	1,142
Service Class	12,181,396	17,545,243

	12,181,993	17,546,385

Dividends and/or distributions reinvested:
Initial Class	—	271
Service Class	—	15,758,011

	—	15,758,282

Cost of shares redeemed:
Initial Class	(174)	(1,151)
Service Class	(45,901,539)	(111,646,363)

	(45,901,713)	(111,647,514)

Net increase (decrease) in net assets resulting from capital share transactions	(33,719,720)	(78,342,847)

Net increase (decrease) in net assets	(39,657,731)	(3,951,249)

Net assets:
Beginning of period/year	866,428,806	870,380,055

End of period/year	$826,771,075	$866,428,806

Undistributed (distributions in excess of) net investment income (loss)	$21,039,985	$14,663,214

Capital share transactions - shares:
Shares issued:
Initial Class	47	93
Service Class	961,061	1,445,609

	961,108	1,445,702

Shares reinvested:
Initial Class	—	22
Service Class	—	1,299,094

	—	1,299,116

Shares redeemed:
Initial Class	(14)	(94)
Service Class	(3,610,890)	(9,164,677)

	(3,610,904)	(9,164,771)

Net increase (decrease) in shares outstanding:
Initial Class	33	21
Service Class	(2,649,829)	(6,419,974)

	(2,649,796)	(6,419,953)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.86		$11.80	$11.61		$12.41	$12.30	$11.76

Investment operations:
Net investment income (loss) (A) (B)	0.11		0.25	0.24	(C)	0.24	0.26	0.23
Net realized and unrealized gain (loss)	(0.19)		1.07	0.28		(0.29)	0.41	0.65

Total investment operations	(0.08)		1.32	0.52		(0.05)	0.67	0.88

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.22)		(0.21)	(0.18)	(0.17)
Net realized gains	—		—	(0.11)		(0.54)	(0.38)	(0.17)

Total dividends and/or distributions to shareholders	—		(0.26)	(0.33)		(0.75)	(0.56)	(0.34)

Net asset value, end of period/year	$12.78		$12.86	$11.80		$11.61	$12.41	$12.30

Total return (D)	(0.62	)%(E)	11.30%	4.36%		(0.40)%	5.48%	7.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$14	$12		$12	$12	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.33	%(G)	0.33%	0.32%		0.34%	0.35%	0.35%
Including waiver and/or reimbursement and recapture	0.33	%(G)(H)	0.33%	0.32	%(C)	0.34%	0.35%	0.35%
Net investment income (loss) to average net assets (B)	1.78	%(G)	1.97%	2.06	%(C)	1.98%	2.08%	1.88%
Portfolio turnover rate (I)	26	%(E)	28%	21%		38%	96%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.74		$11.69	$11.51		$12.32	$12.22	$11.69

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.21	0.21	(C)	0.21	0.23	0.20
Net realized and unrealized gain (loss)	(0.19)		1.07	0.27		(0.30)	0.41	0.65

Total investment operations	(0.09)		1.28	0.48		(0.09)	0.64	0.85

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.19)		(0.18)	(0.16)	(0.15)
Net realized gains	—		—	(0.11)		(0.54)	(0.38)	(0.17)

Total dividends and/or distributions to shareholders	—		(0.23)	(0.30)		(0.72)	(0.54)	(0.32)

Net asset value, end of period/year	$12.65		$12.74	$11.69		$11.51	$12.32	$12.22

Total return (D)	(0.71	)%(E)	11.03%	4.08%		(0.69)%	5.24%	7.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$826,757		$866,415	$870,368		$823,777	$755,641	$573,898
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.57%		0.59%	0.59%	0.60%
Including waiver and/or reimbursement and recapture	0.58	%(G)(H)	0.58%	0.57	%(C)	0.59%	0.59%	0.60%
Net investment income (loss) to average net assets (B)	1.53	%(G)	1.70%	1.80	%(C)	1.74%	1.89%	1.66%
Portfolio turnover rate (I)	26	%(E)	28%	21%		38%	96%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$49,263,924	$—	$—	$—	$49,263,924
Total Borrowings	$49,263,924	$—	$—	$—	$49,263,924

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2019
Service Class	0.62	May 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 429,933	$ —	$ —

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 215,219,657	$ 241,249,891

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 868,013,289	$ 26,967,455	$ (17,804,718)	$ 9,162,737

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$995.60	$1.58	$1,023.20	$1.61	0.32%
Service Class	1,000.00	994.60	2.82	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.0%
International Equity Funds	24.0
U.S. Fixed Income Funds	20.4
Securities Lending Collateral	2.7
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 24.0%
DeltaShares® S&P International Managed Risk ETF (A)	1,736,978	$ 88,030,045
Vanguard FTSE Developed Markets ETF	12,758,602	547,344,026
Vanguard FTSE Emerging Markets ETF	2,817,384	118,893,605

		754,267,676

U.S. Equity Funds - 55.0%
DeltaShares® S&P 400 Managed Risk ETF (A)	798,838	43,251,486
DeltaShares® S&P 500 Managed Risk ETF (A)	3,088,608	166,721,824
DeltaShares® S&P 600 Managed Risk ETF (A)	254,763	14,487,022
iShares Core S&P Total US Stock Market ETF	5,960,574	372,655,087
Schwab U.S. Broad Market ETF	5,532,765	365,107,162
Vanguard Total Stock Market ETF (B)	5,430,808	762,648,367

		1,724,870,948

U.S. Fixed Income Funds - 20.4%
iShares Core U.S. Aggregate Bond ETF	2,988,100	317,694,792
Vanguard Total Bond Market ETF	4,065,153	321,919,466

		639,614,258

Total Exchange-Traded Funds (Cost $2,976,954,116)		3,118,752,882

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	84,620,354	$ 84,620,354

Total Securities Lending Collateral (Cost $84,620,354)		84,620,354

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $13,616,962 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $13,890,336.	$ 13,615,941	13,615,941

Total Repurchase Agreement (Cost $13,615,941)		13,615,941

Total Investments (Cost $3,075,190,412)		3,216,989,177
Net Other Assets (Liabilities) - (2.5)%		(79,722,487)

Net Assets - 100.0%		$ 3,137,266,690

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,118,752,882	$—	$—	$3,118,752,882
Securities Lending Collateral	84,620,354	—	—	84,620,354
Repurchase Agreement	—	13,615,941	—	13,615,941

Total Investments	$3,203,373,236	$13,615,941	$—	$3,216,989,177

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$54,248,162	$—	$(11,036,717)	$788,492	$(748,451)	$43,251,486	798,838	$271,567	$—
DeltaShares® S&P 500 Managed Risk ETF	174,175,888	10,611,940	(17,722,994)	1,244,922	(1,587,932)	166,721,824	3,088,608	1,320,286	—
DeltaShares® S&P 600 Managed Risk ETF	23,764,939	—	(10,072,174)	1,003,308	(209,051)	14,487,022	254,763	99,096	—
DeltaShares® S&P International Managed Risk ETF	99,203,735	3,321,716	(10,186,628)	486,796	(4,795,574)	88,030,045	1,736,978	1,703,738	—

Total	$351,392,724	$13,933,656	$(49,018,513)	$3,523,518	$(7,341,008)	$312,490,377	5,879,187	$3,394,687	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security is on loan. The value of the security on loan is $82,954,529. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $294,085,829)	$312,490,377
Unaffiliated investments, at value (cost $2,767,488,642) (including securities loaned of $82,954,529)	2,890,882,859
Repurchase agreement, at value (cost $13,615,941)	13,615,941
Receivables and other assets:
Investments sold	3,636,808
Interest	340
Dividends	4,390,079
Net income from securities lending	9,191
Prepaid expenses	11,320

Total assets	3,225,036,915

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,544,615
Investment management fees	766,441
Distribution and service fees	634,228
Transfer agent costs	6,784
Trustees, CCO and deferred compensation fees	12,099
Audit and tax fees	36,353
Custody fees	10,348
Legal fees	35,455
Printing and shareholder reports fees	63,083
Other	40,465
Collateral for securities on loan	84,620,354

Total liabilities	87,770,225

Net assets	$3,137,266,690

Net assets consist of:
Capital stock ($0.01 par value)	$2,834,597
Additional paid-in capital	2,746,838,343
Undistributed (distributions in excess of) net investment income (loss)	74,824,645
Accumulated net realized gain (loss)	170,970,340
Net unrealized appreciation (depreciation) on:
Affiliated investments	18,404,548
Unaffiliated investments	123,394,217

Net assets	$3,137,266,690

Net assets by class:
Initial Class	$4,141,572
Service Class	3,133,125,118

Shares outstanding:
Initial Class	367,919
Service Class	283,091,740

Net asset value and offering price per share:
Initial Class	$11.26
Service Class	11.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,394,687
Dividend income from unaffiliated investments	30,439,186
Interest income from unaffiliated investments	62,695
Net income (loss) from securities lending	97,018

Total investment income	33,993,586

Expenses:
Investment management fees	4,868,300
Distribution and service fees:
Service Class	4,027,134
Transfer agent costs	23,544
Trustees, CCO and deferred compensation fees	51,130
Audit and tax fees	34,773
Custody fees	54,714
Legal fees	97,374
Printing and shareholder reports fees	37,085
Other	44,264

Total expenses before waiver and/or reimbursement and recapture	9,238,318

Expenses waived and/or reimbursed:
Initial Class	(3)
Service Class	(2,463)

Net expenses	9,235,852

Net investment income (loss)	24,757,734

Net realized gain (loss) on:
Affiliated investments	3,523,518
Unaffiliated investments	242,597,545

Net realized gain (loss)	246,121,063

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(7,341,008)
Unaffiliated investments	(281,459,942)

Net change in unrealized appreciation (depreciation)	(288,800,950)

Net realized and change in unrealized gain (loss)	(42,679,887)

Net increase (decrease) in net assets resulting from operations	$(17,922,153)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$24,757,734	$50,148,064
Net realized gain (loss)	246,121,063	189,737,709
Net change in unrealized appreciation (depreciation)	(288,800,950)	304,064,123

Net increase (decrease) in net assets resulting from operations	(17,922,153)	543,949,896

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(79,171)
Service Class	—	(51,698,225)

Total dividends and/or distributions from net investment income	—	(51,777,396)

Capital share transactions:
Proceeds from shares sold:
Initial Class	380,037	815,070
Service Class	2,697,282	30,724,983

	3,077,319	31,540,053

Dividends and/or distributions reinvested:
Initial Class	—	79,171
Service Class	—	51,698,225

	—	51,777,396

Cost of shares redeemed:
Initial Class	(533,110)	(1,513,388)
Service Class	(205,705,677)	(286,535,741)

	(206,238,787)	(288,049,129)

Net increase (decrease) in net assets resulting from capital share transactions	(203,161,468)	(204,731,680)

Net increase (decrease) in net assets	(221,083,621)	287,440,820

Net assets:
Beginning of period/year	3,358,350,311	3,070,909,491

End of period/year	$3,137,266,690	$3,358,350,311

Undistributed (distributions in excess of) net investment income (loss)	$74,824,645	$50,066,911

Capital share transactions - shares:
Shares issued:
Initial Class	33,758	77,130
Service Class	238,193	2,983,861

	271,951	3,060,991

Shares reinvested:
Initial Class	—	7,613
Service Class	—	5,043,729

	—	5,051,342

Shares redeemed:
Initial Class	(46,828)	(145,223)
Service Class	(18,453,697)	(27,733,646)

	(18,500,525)	(27,878,869)

Net increase (decrease) in shares outstanding:
Initial Class	(13,070)	(60,480)
Service Class	(18,215,504)	(19,706,056)

	(18,228,574)	(19,766,536)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.31		$9.70	$9.41		$10.84	$11.14	$9.67

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.19	0.17	(C)	0.16	0.23	0.20
Net realized and unrealized gain (loss)	(0.15)		1.61	0.30		(0.51)	0.24	1.62

Total investment operations	(0.05)		1.80	0.47		(0.35)	0.47	1.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.18)		(0.18)	(0.13)	(0.14)
Net realized gains	—		—	—		(0.90)	(0.64)	(0.21)

Total dividends and/or distributions to shareholders	—		(0.19)	(0.18)		(1.08)	(0.77)	(0.35)

Net asset value, end of period/year	$11.26		$11.31	$9.70		$9.41	$10.84	$11.14

Total return (D)	(0.44	)%(E)	18.78%	4.97%		(3.17)%	4.17%	19.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,142		$4,308	$4,282		$5,674	$13,263	$9,510
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.32	%(G)	0.32%	0.32%		0.33%	0.33%	0.34%
Including waiver and/or reimbursement and recapture	0.32	%(G)(H)	0.32%	0.31	%(C)	0.33%	0.33%	0.34%
Net investment income (loss) to average net assets (B)	1.81	%(G)	1.80%	1.83	%(C)	1.50%	2.03%	1.92%
Portfolio turnover rate (I)	57	%(E)	36%	126%		178%	304%	98%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.13		$9.55	$9.27		$10.71	$11.02	$9.58

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.16	0.15	(C)	0.16	0.20	0.18
Net realized and unrealized gain (loss)	(0.14)		1.59	0.28		(0.54)	0.24	1.60

Total investment operations	(0.06)		1.75	0.43		(0.38)	0.44	1.78

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.15)		(0.16)	(0.11)	(0.13)
Net realized gains	—		—	—		(0.90)	(0.64)	(0.21)

Total dividends and/or distributions to shareholders	—		(0.17)	(0.15)		(1.06)	(0.75)	(0.34)

Net asset value, end of period/year	$11.07		$11.13	$9.55		$9.27	$10.71	$11.02

Total return (D)	(0.54	)%(E)	18.47%	4.67%		(3.51)%	3.97%	18.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,133,125		$3,354,042	$3,066,627		$3,181,172	$3,197,822	$2,216,941
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.57%		0.58%	0.58%	0.59%
Including waiver and/or reimbursement and recapture	0.57	%(G)(H)	0.57%	0.56	%(C)	0.58%	0.58%	0.59%
Net investment income (loss) to average net assets (B)	1.53	%(G)	1.56%	1.66	%(C)	1.54%	1.80%	1.69%
Portfolio turnover rate (I)	57	%(E)	36%	126%		178%	304%	98%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions, if any, received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions, if any, received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$84,620,354	$—	$—	$—	$84,620,354
Total Borrowings	$84,620,354	$—	$—	$—	$84,620,354

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit (A)	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2019
Service Class	0.62	May 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ —	$ 9,276,617	$ 418,414

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,836,487,588	$ 2,011,715,318

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,075,190,412	$ 162,666,087	$ (20,867,322)	$ 141,798,765

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Service Class	$1,000.00	$1,012.50	$4.79	$1,020.00	$4.81	0.96%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	51.6%
U.S. Government Agency Obligations	29.3
Over-the-Counter Options Purchased	13.5
Repurchase Agreement	5.2
Securities Lending Collateral	1.4
Short-Term U.S. Government Obligation	0.3
Net Other Assets (Liabilities) ^	(1.3)
Total	100%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
Federal Home Loan Banks
1.38%, 02/18/2021 (A)	$ 13,000,000	$ 12,584,468
1.88%, 11/29/2021	30,000,000	29,187,750
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	17,000,000	16,741,702
2.38%, 01/13/2022	25,000,000	24,671,850
Federal National Mortgage Association
2.00%, 01/05/2022	43,000,000	41,911,842
6.25%, 05/15/2029	4,500,000	5,779,998

Total U.S. Government Agency Obligations (Cost $133,587,799)		130,877,610

U.S. GOVERNMENT OBLIGATIONS - 51.6%
U.S. Treasury - 51.6%
U.S. Treasury Bond, Principal Only STRIPS
08/15/2022 - 08/15/2024	269,000,000	230,178,372

Total U.S. Government Obligations (Cost $238,126,739)		230,178,372

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill
1.89% (B), 09/20/2018 (C)	1,100,000	1,095,343

Total Short-Term U.S. Government Obligation (Cost $1,095,343)		1,095,343

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	6,148,331	$ 6,148,331

Total Securities Lending Collateral (Cost $6,148,331)		6,148,331

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $23,313,228 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $23,781,616.	$ 23,311,479	23,311,479

Total Repurchase Agreement (Cost $23,311,479)		23,311,479

Total Investments Excluding Purchased Options (Cost $402,269,691)		391,611,135
Total Purchased Options - 13.5% (Cost $72,317,058)		60,138,980

Total Investments (Cost $474,586,749)		451,750,115
Net Other Assets (Liabilities) - (1.3)%		(5,678,515)

Net Assets - 100.0%		$ 446,071,600

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,850.00	07/20/2023	USD	190,285,900	700	$35,921,229	$29,790,683
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,900.00	01/22/2024	USD	190,285,900	700	36,395,829	30,348,297

Total							$72,317,058	$60,138,980

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	161	09/21/2018	$22,401,036	$21,908,880	$—	$(492,156)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$130,877,610	$—	$130,877,610
U.S. Government Obligations	—	230,178,372	—	230,178,372
Short-Term U.S. Government Obligation	—	1,095,343	—	1,095,343
Securities Lending Collateral	6,148,331	—	—	6,148,331
Repurchase Agreement	—	23,311,479	—	23,311,479
Over-the-Counter Options Purchased	—	60,138,980	—	60,138,980

Total Investments	$6,148,331	$445,601,784	$—	$451,750,115

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(492,156)	$—	$—	$(492,156)

Total Other Financial Instruments	$(492,156)	$—	$—	$(492,156)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $6,020,925. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,095,343.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $451,275,270) (including securities loaned of $6,020,925)	$428,438,636
Repurchase agreement, at value (cost $23,311,479)	23,311,479
Cash	67,620
Receivables and other assets:
Interest	895,152
Net income from securities lending	900
Variation margin receivable on futures contracts	16,905
Prepaid expenses	1,531

Total assets	452,732,223

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	123,618
Investment management fees	243,338
Distribution and service fees	89,463
Transfer agent costs	989
Trustees, CCO and deferred compensation fees	1,678
Audit and tax fees	13,569
Custody fees	4,905
Legal fees	5,778
Printing and shareholder reports fees	23,167
Other	5,787
Collateral for securities on loan	6,148,331

Total liabilities	6,660,623

Net assets	$446,071,600

Net assets consist of:
Capital stock ($0.01 par value)	$344,129
Additional paid-in capital	375,230,761
Undistributed (distributions in excess of) net investment income (loss)	3,353,902
Accumulated net realized gain (loss)	90,471,598
Net unrealized appreciation (depreciation) on:
Investments	(22,836,634)
Futures contracts	(492,156)

Net assets	$446,071,600

Shares outstanding	34,412,857

Net asset value and offering price per share	$12.96

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$3,949,335
Net income (loss) from securities lending	10,513

Total investment income	3,959,848

Expenses:
Investment management fees	1,546,007
Distribution and service fees	568,385
Transfer agent costs	3,311
Trustees, CCO and deferred compensation fees	7,237
Audit and tax fees	12,939
Custody fees	22,921
Legal fees	14,200
Printing and shareholder reports fees	12,050
Other	6,479

Total expenses	2,193,529

Net investment income (loss)	1,766,319

Net realized gain (loss) on:
Investments	66,545,356
Futures contracts	(460,278)

Net realized gain (loss)	66,085,078

Net change in unrealized appreciation (depreciation) on:
Investments	(61,334,560)
Futures contracts	(498,543)

Net change in unrealized appreciation (depreciation)	(61,833,103)

Net realized and change in unrealized gain (loss)	4,251,975

Net increase (decrease) in net assets resulting from operations	$6,018,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,766,319	$1,640,561
Net realized gain (loss)	66,085,078	24,573,501
Net change in unrealized appreciation (depreciation)	(61,833,103)	22,184,291

Net increase (decrease) in net assets resulting from operations	6,018,294	48,398,353

Dividends and/or distributions to shareholders:
Net investment income	—	(1,461,545)

Capital share transactions:
Proceeds from shares sold	894,665	2,059,131
Dividends and/or distributions reinvested	—	1,461,545
Cost of shares redeemed	(30,035,551)	(68,862,427)

Net increase (decrease) in net assets resulting from capital share transactions	(29,140,886)	(65,341,751)

Net increase (decrease) in net assets	(23,122,592)	(18,404,943)

Net assets:
Beginning of period/year	469,194,192	487,599,135

End of period/year	$446,071,600	$469,194,192

Undistributed (distributions in excess of) net investment income (loss)	$3,353,902	$1,587,583

Capital share transactions - shares:
Shares issued	68,316	171,239
Shares reinvested	—	121,999
Shares redeemed	(2,308,395)	(5,710,385)

Net increase (decrease) in shares outstanding	(2,240,079)	(5,417,147)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.80		$11.59	$11.30		$12.12	$11.36	$9.94

Investment operations:
Net investment income (loss) (A)	0.05		0.04	0.03	(B)	0.02	(0.02)	(0.06)
Net realized and unrealized gain (loss)	0.11		1.21	0.44		(0.42)	0.93	1.48

Total investment operations	0.16		1.25	0.47		(0.40)	0.91	1.42

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.02)		—	—	—
Net realized gains	—		—	(0.16)		(0.42)	(0.15)	(0.00	)(C)

Total dividends and/or distributions to shareholders	—		(0.04)	(0.18)		(0.42)	(0.15)	(0.00	)(C)

Net asset value, end of period/year	$12.96		$12.80	$11.59		$11.30	$12.12	$11.36

Total return (D)	1.25	%(E)	10.79%	4.16%		(3.24)%	8.04%	14.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$446,072		$469,194	$487,599		$484,386	$446,553	$184,573
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	0.97%	0.96%		0.96%	0.97%	1.03%
Including waiver and/or reimbursement and recapture	0.96	%(F)	0.97%	0.96	%(B)	0.96%	0.97%	1.06%
Net investment income (loss) to average net assets	0.78	%(F)	0.35%	0.29	%(B)	0.16%	(0.18)%	(0.52)%
Portfolio turnover rate	28	%(E)	99%	36%		18%	16%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$6,148,331	$—	$—	$—	$6,148,331
Total Borrowings	$6,148,331	$—	$—	$—	$6,148,331

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$60,138,980	$—	$—	$60,138,980
Total	$—	$—	$60,138,980	$—	$—	$60,138,980

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (B) (C)	$—	$—	$(492,156)	$—	$—	$(492,156)
Total	$—	$—	$(492,156)	$—	$—	$(492,156)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

	Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$66,902,627	$—	$—	$66,902,627
Futures contracts	—	—	(460,278)	—	—	(460,278)
Total	$—	$—	$66,442,349	$—	$—	$66,442,349

	Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(54,074,848)	$—	$—	$(54,074,848)
Futures contracts	—	—	(498,543)	—	—	(498,543)
Total	$—	$—	$(54,573,391)	$—	$—	$(54,573,391)

(A)	Included within Net realized gain (loss) on transactions from Investments within the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments within the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Futures Contracts at Notional Amount
Calls	Puts	Long	Short
$ 67,962,966	$ —	6,979	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 72,317,058	$ 50,068,329	$ 133,077,764	$ 29,923,367

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 474,586,749	$ 68,717	$ (23,397,507)	$ (23,328,790)

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Quantitative Management Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,192.10	$4.73	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,190.60	6.08	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Securities Lending Collateral	3.1
Repurchase Agreement	2.9
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(2.3)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (A)	31,285	$ 3,081,260
Bluebird Bio, Inc. (A)	4,599	721,813
Editas Medicine, Inc. (A)	27,817	996,683
Intellia Therapeutics, Inc. (A) (B)	37,199	1,017,765
Intrexon Corp. (A) (B)	60,275	840,233

		6,657,754

Construction Materials - 3.2%
Martin Marietta Materials, Inc.	29,115	6,502,253
Vulcan Materials Co.	51,697	6,672,015

		13,174,268

Health Care Equipment & Supplies - 5.2%
DexCom, Inc. (A)	116,966	11,109,430
Intuitive Surgical, Inc. (A)	22,560	10,794,509

		21,903,939

Health Care Technology - 9.1%
athenahealth, Inc. (A)	99,043	15,761,703
Veeva Systems, Inc., Class A (A)	293,670	22,571,476

		38,333,179

Hotels, Restaurants & Leisure - 4.3%
Starbucks Corp.	369,164	18,033,661

Internet & Direct Marketing Retail - 11.4%
Amazon.com, Inc. (A)	22,340	37,973,532
Booking Holdings, Inc. (A)	4,873	9,878,010

		47,851,542

Internet Software & Services - 23.3%
Alibaba Group Holding, Ltd., ADR (A)	20,122	3,733,235
Alphabet, Inc., Class C (A)	18,102	20,195,496
Facebook, Inc., Class A (A)	103,719	20,154,676
MercadoLibre, Inc.	20,499	6,127,766
Spotify Technology SA (A)	38,731	6,516,103
Tencent Holdings, Ltd.	107,700	5,405,866
Twitter, Inc. (A)	657,377	28,707,654
Zillow Group, Inc., Class C (A) (B)	120,218	7,100,075

		97,940,871

Life Sciences Tools & Services - 5.0%
Illumina, Inc. (A)	75,453	21,073,268

Pharmaceuticals - 0.1%
Nektar Therapeutics (A)	9,489	463,348

Road & Rail - 4.9%
Union Pacific Corp.	144,651	20,494,154

Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp.	16,485	3,905,297

	Shares	Value
COMMON STOCKS (continued)
Software - 22.7%
Activision Blizzard, Inc.	275,598	$ 21,033,639
Adobe Systems, Inc. (A)	25,501	6,217,399
Autodesk, Inc. (A)	47,468	6,222,580
Intuit, Inc.	32,183	6,575,148
salesforce.com, Inc. (A)	164,961	22,500,680
ServiceNow, Inc. (A)	81,184	14,001,805
Snap, Inc., Class A (A) (B)	354,174	4,636,138
Workday, Inc., Class A (A)	115,453	13,983,667

		95,171,056

Textiles, Apparel & Luxury Goods - 4.5%
LVMH Moet Hennessy Louis Vuitton SE	56,977	18,976,564

Total Common Stocks (Cost $292,374,676)		403,978,901

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	13,293,666	13,293,666

Total Securities Lending Collateral (Cost $13,293,666)		13,293,666

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $12,179,912 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $12,422,621.	$ 12,178,999	12,178,999

Total Repurchase Agreement (Cost $12,178,999)		12,178,999

Total Investments Excluding Purchased Options (Cost $317,847,341)		429,451,566
Total Purchased Options - 0.1% (Cost $1,016,267)		355,662

Total Investments (Cost $318,863,608)		429,807,228
Net Other Assets (Liabilities) - (2.3)%		(9,778,694)

Net Assets - 100.0%		$ 420,028,534

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (D)	RBS	USD	7.16	01/18/2019	USD	84,317,417	$365,938	$299,496
Call - USD vs. CNH (D)	RBS	USD	7.52	11/02/2018	USD	81,238,213	336,326	52,967
Call - USD vs. CNH (D)	GSC	USD	7.55	08/16/2018	USD	59,245,827	314,003	3,199

Total							$1,016,267	$355,662

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$379,596,471	$24,382,430	$—	$403,978,901
Securities Lending Collateral	13,293,666	—	—	13,293,666
Repurchase Agreement	—	12,178,999	—	12,178,999
Over-the-Counter Foreign Exchange Options Purchased	—	355,662	—	355,662

Total Investments	$392,890,137	$36,917,091	$—	$429,807,228

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,975,929. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	Illiquid security. At June 30, 2018, the value of such securities amounted to $355,662 or 0.1% of the Portfolio’s net assets.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $306,684,609) (including securities loaned of $12,975,929)	$417,628,229
Repurchase agreement, at value (cost $12,178,999)	12,178,999
Foreign currency, at value (cost $588)	584
Receivables and other assets:
Shares of beneficial interest sold	16,149
Investments sold	4,513,092
Interest	304
Net income from securities lending	16,148
Prepaid expenses	1,327

Total assets	434,354,832

Liabilities:
Cash collateral received at broker:
OTC derivatives (A)	350,000
Payables and other liabilities:
Shares of beneficial interest redeemed	321,084
Investment management fees	280,893
Distribution and service fees	26,957
Transfer agent costs	464
Trustees, CCO and deferred compensation fees	960
Audit and tax fees	11,173
Custody fees	5,794
Legal fees	3,278
Printing and shareholder reports fees	28,513
Other	3,516
Collateral for securities on loan	13,293,666

Total liabilities	14,326,298

Net assets	$420,028,534

Net assets consist of:
Capital stock ($0.01 par value)	$196,659
Additional paid-in capital	201,962,374
Undistributed (distributions in excess of) net investment income (loss)	(921,168)
Accumulated net realized gain (loss)	107,847,053
Net unrealized appreciation (depreciation) on:
Investments	110,943,620
Translation of assets and liabilities denominated in foreign currencies	(4)

Net assets	$420,028,534

Net assets by class:
Initial Class	$286,984,446
Service Class	133,044,088

Shares outstanding:
Initial Class	13,328,696
Service Class	6,337,204

Net asset value and offering price per share:
Initial Class	$21.53
Service Class	20.99

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$840,430
Interest income	46,774
Net income (loss) from securities lending	51,632
Withholding taxes on foreign income	(30,128)

Total investment income	908,708

Expenses:
Investment management fees	1,601,194
Distribution and service fees:
Service Class	149,054
Transfer agent costs	2,461
Trustees, CCO and deferred compensation fees	5,941
Audit and tax fees	10,924
Custody fees	29,689
Legal fees	11,272
Printing and shareholder reports fees	15,087
Other	4,254

Total expenses	1,829,876

Net investment income (loss)	(921,168)

Net realized gain (loss) on:
Investments	34,144,258
Foreign currency transactions	(71)

Net realized gain (loss)	34,144,187

Net change in unrealized appreciation (depreciation) on:
Investments	33,191,810
Translation of assets and liabilities denominated in foreign currencies	(4)

Net change in unrealized appreciation (depreciation)	33,191,806

Net realized and change in unrealized gain (loss)	67,335,993

Net increase (decrease) in net assets resulting from operations	$66,414,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$(921,168)	$(1,832,549)
Net realized gain (loss)	34,144,187	75,742,982
Net change in unrealized appreciation (depreciation)	33,191,806	28,150,633

Net increase (decrease) in net assets resulting from operations	66,414,825	102,061,066

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(14,302,903)
Service Class	—	(6,062,132)

Total dividends and/or distributions from net realized gains	—	(20,365,035)

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,933,654	20,278,298
Service Class	15,573,054	21,862,449

	33,506,708	42,140,747

Dividends and/or distributions reinvested:
Initial Class	—	14,302,903
Service Class	—	6,062,132

	—	20,365,035

Cost of shares redeemed:
Initial Class	(16,729,376)	(25,168,006)
Service Class	(6,484,269)	(7,450,008)

	(23,213,645)	(32,618,014)

Net increase (decrease) in net assets resulting from capital share transactions	10,293,063	29,887,768

Net increase (decrease) in net assets	76,707,888	111,583,799

Net assets:
Beginning of period/year	343,320,646	231,736,847

End of period/year	$420,028,534	$343,320,646

Undistributed (distributions in excess of) net investment income (loss)	$(921,168)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	885,530	1,203,656
Service Class	791,356	1,352,383

	1,676,886	2,556,039

Shares reinvested:
Initial Class	—	868,422
Service Class	—	376,764

	—	1,245,186

Shares redeemed:
Initial Class	(836,052)	(1,508,295)
Service Class	(327,362)	(465,173)

	(1,163,414)	(1,973,468)

Net increase (decrease) in shares outstanding:
Initial Class	49,478	563,783
Service Class	463,994	1,263,974

	513,472	1,827,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$18.06		$13.45	$16.03		$15.68	$15.13	$10.32

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.09)	(0.04	)(B)	(0.06)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	3.51		5.84	(0.20)		1.80	0.95	4.96

Total investment operations	3.47		5.75	(0.24)		1.74	0.91	4.95

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—	(0.08)
Net realized gains	—		(1.14)	(2.34)		(1.39)	(0.36)	(0.06)

Total dividends and/or distributions to shareholders	—		(1.14)	(2.34)		(1.39)	(0.36)	(0.14)

Net asset value, end of period/year	$21.53		$18.06	$13.45		$16.03	$15.68	$15.13

Total return (C)	19.21	%(D)	43.59%	(2.26)%		11.79%	6.00%	48.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$286,985		$239,786	$170,984		$200,273	$204,432	$208,314
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.88%		0.87%	0.88%	0.88%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.87	%(B)	0.87%	0.88%	0.90%
Net investment income (loss) to average net assets	(0.40	)%(E)	(0.54)%	(0.24	)%(B)	(0.39)%	(0.27)%	(0.05)%
Portfolio turnover rate	25	%(D)	61%	39%		31%	29%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$17.63		$13.18	$15.79		$15.51	$15.00	$10.24

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.13)	(0.07	)(B)	(0.11)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	3.42		5.72	(0.20)		1.78	0.95	4.92

Total investment operations	3.36		5.59	(0.27)		1.67	0.87	4.88

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—	(0.06)
Net realized gains	—		(1.14)	(2.34)		(1.39)	(0.36)	(0.06)

Total dividends and/or distributions to shareholders	—		(1.14)	(2.34)		(1.39)	(0.36)	(0.12)

Net asset value, end of period/year	$20.99		$17.63	$13.18		$15.79	$15.51	$15.00

Total return (C)	19.06	%(D)	43.26%	(2.50)%		11.45%	5.79%	47.89%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$133,044		$103,535	$60,753		$60,939	$40,691	$36,515
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	1.12%	1.13%		1.12%	1.13%	1.13%
Including waiver and/or reimbursement and recapture	1.12	%(E)	1.12%	1.12	%(B)	1.12%	1.13%	1.15%
Net investment income (loss) to average net assets	(0.65	)%(E)	(0.79)%	(0.50	)%(B)	(0.66)%	(0.52)%	(0.34)%
Portfolio turnover rate	25	%(D)	61%	39%		31%	29%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $639.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$13,293,666	$—	$—	$—	$13,293,666
Total Borrowings	$13,293,666	$—	$—	$—	$13,293,666

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$355,662	$—	$—	$—	$355,662
Total	$—	$355,662	$—	$—	$—	$355,662

(A)	Included within Investments, at value within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(109,664)	$—	$—	$—	$(109,664)
Total	$—	$(109,664)	$—	$—	$—	$(109,664)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value
Calls	Puts
$ 215,426	$ —

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Goldman Sachs & Co.	$3,199	$—	$—	$3,199	$—	$—	$—	$—
Royal Bank of Scotland PLC.	352,463	—	(350,000)	2,463	—	—	—	—

Total	$355,662	$—	$(350,000)	$5,662	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.830%
Over $500 million	0.705

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2019
Service Class	1.15	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolios for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolios’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser.

For the period ended June 30, 2018, brokerage commissions are $3,730.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 103,310,301	$ —	$ 94,521,764	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 318,863,608	$ 120,707,110	$ (9,763,490)	$ 110,943,620

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe and above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 21, 2011 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,002.00	$3.28	$1,021.50	$3.31	0.66%
Service Class	1,000.00	1,000.70	4.51	1,020.30	4.56	0.91

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	60.1%
Corporate Debt Securities	16.1
U.S. Government Obligations	7.7
U.S. Government Agency Obligations	6.5
Commercial Paper	4.2
Mortgage-Backed Securities	3.7
Asset-Backed Securities	3.7
Repurchase Agreement	1.0
Short-Term U.S. Government Obligations	1.0
Securities Lending Collateral	0.8
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.0 *
Net Other Assets (Liabilities) ^	(5.6)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 1.3%
Boeing Co.	9,800	$ 3,287,998
General Dynamics Corp.	31,799	5,927,651
Harris Corp.	5,140	742,936
Northrop Grumman Corp.	18,752	5,769,990
United Technologies Corp.	49,622	6,204,239

		21,932,814

Airlines - 0.3%
Delta Air Lines, Inc.	94,622	4,687,574
United Continental Holdings, Inc. (A)	11,246	784,183

		5,471,757

Auto Components - 0.2%
Aptiv PLC	22,626	2,073,220
Delphi Technologies PLC	24,408	1,109,588

		3,182,808

Automobiles - 0.3%
Ford Motor Co.	467,798	5,178,524

Banks - 3.5%
Bank of America Corp.	713,525	20,114,270
BB&T Corp.	55,800	2,814,552
Citigroup, Inc.	210,382	14,078,763
Fifth Third Bancorp	23,700	680,190
Huntington Bancshares, Inc.	140,600	2,075,256
KeyCorp	154,841	3,025,593
SunTrust Banks, Inc.	55,180	3,642,984
SVB Financial Group (A)	2,419	698,510
Wells Fargo & Co.	234,643	13,008,608

		60,138,726

Beverages - 1.6%
Coca-Cola Co.	152,662	6,695,755
Constellation Brands, Inc., Class A	12,224	2,675,467
Molson Coors Brewing Co., Class B	99,689	6,782,840
PepsiCo, Inc.	111,097	12,095,130

		28,249,192

Biotechnology - 1.5%
AbbVie, Inc.	48,770	4,518,541
Alexion Pharmaceuticals, Inc. (A)	10,048	1,247,459
Amgen, Inc.	16,600	3,064,194
Biogen, Inc. (A)	15,203	4,412,519
Celgene Corp. (A)	35,032	2,782,241
Gilead Sciences, Inc.	77,761	5,508,589
Vertex Pharmaceuticals, Inc. (A)	21,582	3,668,077

		25,201,620

Building Products - 0.4%
Allegion PLC	40,043	3,097,726
Masco Corp.	105,257	3,938,717

		7,036,443

Capital Markets - 2.0%
Bank of New York Mellon Corp.	62,978	3,396,404
BlackRock, Inc.	2,800	1,397,312
Charles Schwab Corp.	96,414	4,926,755
CME Group, Inc.	6,500	1,065,480
Intercontinental Exchange, Inc.	54,978	4,043,632
Morgan Stanley	199,202	9,442,175
State Street Corp.	86,248	8,028,826
T. Rowe Price Group, Inc.	12,700	1,474,343

		33,774,927

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Celanese Corp., Series A	22,363	$ 2,483,635
DowDuPont, Inc.	197,273	13,004,236
Eastman Chemical Co.	53,326	5,330,467

		20,818,338

Communications Equipment - 0.2%
Cisco Systems, Inc.	65,095	2,801,038
Motorola Solutions, Inc.	4,700	546,939

		3,347,977

Consumer Finance - 0.5%
American Express Co.	12,153	1,190,994
Capital One Financial Corp.	74,728	6,867,503

		8,058,497

Containers & Packaging - 0.2%
Crown Holdings, Inc. (A)	33,923	1,518,394
WestRock Co.	46,665	2,660,838

		4,179,232

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	18,400	419,152

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	80,178	14,965,224
Voya Financial, Inc.	10,622	499,234

		15,464,458

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	124,889	4,010,186
Verizon Communications, Inc.	82,205	4,135,733

		8,145,919

Electric Utilities - 1.3%
American Electric Power Co., Inc.	43,404	3,005,727
Exelon Corp.	115,565	4,923,069
NextEra Energy, Inc.	61,285	10,236,434
PG&E Corp.	22,300	949,088
Xcel Energy, Inc.	88,596	4,047,065

		23,161,383

Electrical Equipment - 0.4%
Eaton Corp. PLC	83,679	6,254,168

Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	25,334	4,354,661
Brixmor Property Group, Inc.	25,400	442,722
Digital Realty Trust, Inc.	7,000	781,060
Equinix, Inc.	4,212	1,810,697
Equity Residential	58,235	3,708,987
Federal Realty Investment Trust	13,960	1,766,638
Prologis, Inc.	16,314	1,071,667
Public Storage	20,992	4,762,245
Ventas, Inc.	24,600	1,400,970
Vornado Realty Trust	42,665	3,153,797

		23,253,444

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.	72,457	4,348,507

Food Products - 0.5%
Mondelez International, Inc., Class A	218,605	8,962,805

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	88,974	5,426,524
Becton Dickinson and Co.	26,310	6,302,824

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (A)	213,989	$ 6,997,440
Danaher Corp.	27,290	2,692,977
Intuitive Surgical, Inc. (A)	3,900	1,866,072
Medtronic PLC	60,000	5,136,600
Zimmer Biomet Holdings, Inc.	43,092	4,802,173

		33,224,610

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	23,100	1,969,737
Cigna Corp.	38,211	6,493,959
CVS Health Corp.	45,200	2,908,620
UnitedHealth Group, Inc.	79,296	19,454,481

		30,826,797

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings, Inc.	46,278	3,663,366
Royal Caribbean Cruises, Ltd.	10,118	1,048,225
Yum! Brands, Inc.	40,275	3,150,311

		7,861,902

Household Durables - 0.2%
Lennar Corp., Class A	56,300	2,955,750
Toll Brothers, Inc.	16,147	597,278

		3,553,028

Household Products - 0.4%
Colgate-Palmolive Co.	38,700	2,508,147
Procter & Gamble Co.	55,301	4,316,796

		6,824,943

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	79,286	11,421,148

Insurance - 1.4%
American International Group, Inc.	143,038	7,583,875
Chubb, Ltd.	4,903	622,779
Everest Re Group, Ltd.	4,311	993,600
Hartford Financial Services Group, Inc.	80,032	4,092,036
Lincoln National Corp.	49,100	3,056,475
Marsh & McLennan Cos., Inc.	16,800	1,377,096
MetLife, Inc.	106,467	4,641,961
Principal Financial Group, Inc.	11,800	624,810
Prudential Financial, Inc.	21,600	2,019,816

		25,012,448

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (A)	18,963	32,233,307
Booking Holdings, Inc. (A)	1,132	2,294,666
Expedia Group, Inc.	10,100	1,213,919
Netflix, Inc. (A)	7,500	2,935,725

		38,677,617

Internet Software & Services - 3.4%
Alphabet, Inc., Class A (A)	16,550	18,688,094
Alphabet, Inc., Class C (A)	16,083	17,942,999
Facebook, Inc., Class A (A)	118,256	22,979,506

		59,610,599

IT Services - 2.4%
Accenture PLC, Class A	46,000	7,525,140
Alliance Data Systems Corp.	6,300	1,469,160
Fidelity National Information Services, Inc.	53,066	5,626,588
International Business Machines Corp.	20,693	2,890,812

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	20,400	$ 4,009,008
PayPal Holdings, Inc. (A)	23,800	1,981,826
Visa, Inc., Class A	123,452	16,351,218
Worldpay, Inc., Class A (A)	19,390	1,585,714

		41,439,466

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	14,843	917,891
Illumina, Inc. (A)	6,493	1,813,430
Thermo Fisher Scientific, Inc.	17,837	3,694,756

		6,426,077

Machinery - 1.7%
Caterpillar, Inc.	21,100	2,862,637
Cummins, Inc.	25,200	3,351,600
Deere & Co.	9,226	1,289,795
Ingersoll-Rand PLC	83,044	7,451,538
PACCAR, Inc.	46,728	2,895,267
Parker-Hannifin Corp.	5,791	902,527
Snap-on, Inc.	21,348	3,431,051
Stanley Black & Decker, Inc.	49,572	6,583,657

		28,768,072

Media - 2.4%
Charter Communications, Inc., Class A (A)	28,639	8,397,241
Comcast Corp., Class A	378,742	12,426,525
Discovery, Inc., Class A (A)	21,900	602,250
DISH Network Corp., Class A (A)	60,955	2,048,698
Sirius XM Holdings, Inc. (C)	258,134	1,747,567
Twenty-First Century Fox, Inc., Class A	120,890	6,007,024
Walt Disney Co.	91,615	9,602,168

		40,831,473

Metals & Mining - 0.2%
Alcoa Corp. (A)	10,200	478,176
Freeport-McMoRan, Inc.	89,122	1,538,246
Newmont Mining Corp.	21,565	813,216

		2,829,638

Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	95,300	5,159,542
WEC Energy Group, Inc.	31,000	2,004,150

		7,163,692

Multiline Retail - 0.5%
Dollar General Corp.	43,200	4,259,520
Dollar Tree, Inc. (A)	58,538	4,975,730

		9,235,250

Oil, Gas & Consumable Fuels - 3.8%
Andeavor	15,300	2,007,054
Chevron Corp.	98,519	12,455,757
Concho Resources, Inc. (A) (C)	26,014	3,599,037
Diamondback Energy, Inc.	33,678	4,431,015
EOG Resources, Inc.	84,315	10,491,315
EQT Corp.	43,313	2,390,011
Exxon Mobil Corp.	95,366	7,889,629
Marathon Petroleum Corp.	87,400	6,131,984
Occidental Petroleum Corp.	74,648	6,246,545
ONEOK, Inc.	30,600	2,136,798
Pioneer Natural Resources Co.	43,011	8,139,402

		65,918,547

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	27,700	$ 3,952,513

Pharmaceuticals - 2.8%
Allergan PLC	21,426	3,572,143
Bristol-Myers Squibb Co.	80,931	4,478,721
Eli Lilly & Co.	74,247	6,335,496
Johnson & Johnson	94,959	11,522,325
Merck & Co., Inc.	120,591	7,319,874
Mylan NV (A)	37,065	1,339,529
Pfizer, Inc.	353,170	12,813,008
Zoetis, Inc.	5,900	502,621

		47,883,717

Road & Rail - 1.2%
Norfolk Southern Corp.	54,457	8,215,928
Union Pacific Corp.	84,965	12,037,841

		20,253,769

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	101,994	9,783,264
Broadcom, Inc.	35,568	8,630,220
Intel Corp.	43,000	2,137,530
Microchip Technology, Inc. (C)	41,037	3,732,315
Micron Technology, Inc. (A)	27,700	1,452,588
NVIDIA Corp.	42,016	9,953,590
Texas Instruments, Inc.	90,051	9,928,123

		45,617,630

Software - 4.1%
Activision Blizzard, Inc.	7,600	580,032
Adobe Systems, Inc. (A)	22,152	5,400,879
Intuit, Inc.	21,000	4,290,405
Microsoft Corp.	439,750	43,363,748
Oracle Corp.	122,249	5,386,291
salesforce.com, Inc. (A)	70,500	9,616,200
Workday, Inc., Class A (A)	19,410	2,350,939

		70,988,494

Specialty Retail - 2.0%
AutoZone, Inc. (A)	7,500	5,031,975
Best Buy Co., Inc.	43,248	3,225,436
Home Depot, Inc.	67,465	13,162,421
Lowe’s Cos., Inc.	37,990	3,630,704
O’Reilly Automotive, Inc. (A)	16,073	4,397,091
Ross Stores, Inc.	48,362	4,098,680
TJX Cos., Inc.	11,600	1,104,088

		34,650,395

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	217,381	40,239,397
Hewlett Packard Enterprise Co.	275,400	4,023,594
HP, Inc.	189,457	4,298,779

		48,561,770

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	82,064	6,538,860
PVH Corp.	30,060	4,500,583
Ralph Lauren Corp.	8,100	1,018,332

		12,057,775

Tobacco - 0.7%
Altria Group, Inc.	43,200	2,453,328
Philip Morris International, Inc.	109,322	8,826,658

		11,279,986

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.1%
Fastenal Co.	42,500	$ 2,045,525
United Rentals, Inc. (A)	3,000	442,860

		2,488,385

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	53,081	3,171,590

Total Common Stocks (Cost $879,769,162)		1,037,112,022

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.73% (D)	15,621	423,329

Capital Markets - 0.0% (B)
State Street Corp., Series D, Fixed until 03/15/2024, 5.90% (D) (C)	3,072	82,760

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	34,496

Total Preferred Stocks (Cost $537,460)		540,585

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 696,120	733,739
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 3.79% (D), 07/18/2027 (E)	910,000	910,034
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, Zero Coupon (D), 07/18/2027 (E) (F)	656,000	656,000
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	841,717	826,558
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.57% (D), 10/18/2030 (E)	2,120,000	2,127,339
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.58% (D), 07/20/2030 (E)	2,500,000	2,502,595
Diamond Resorts Owner Trust Series 2014-1, Class A, 2.54%, 05/20/2027 (E)	1,112,570	1,109,269
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A, 2.27%, 07/25/2020 (E)	725,000	719,279
Series 2016-4A, Class A, 2.65%, 07/25/2022 (E)	700,000	681,665
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (E)	351,286	345,004

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG US CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.58% (D), 01/20/2030 (E)	$ 1,100,000	$ 1,100,658
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	1,328,736	1,342,531
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	1,669,936	1,615,943
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	1,035,000	1,039,921
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.69% (D), 04/15/2029 (E)	395,000	396,245
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	238,894	233,660
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (E)	688,000	681,572
Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (E)	2,700,000	2,680,453
New Residential Mortgage Trust Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (E)	1,806,299	1,817,779
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3, 2.83%, 10/16/2051 (E)	140,000	136,586
Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (E)	1,300,000	1,298,748
OCP CLO, Ltd. Series 2014-7A, Class A1AR, 3-Month LIBOR + 0.95%, 3.31% (D), 10/20/2026 (E)	500,000	499,608
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.55% (D), 01/20/2031 (E)	1,400,000	1,400,839
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2, 2.72%, 08/16/2049 (E)	1,000,000	994,688
Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (E)	1,930,000	1,927,702
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	302,078	295,771
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,529,754	1,499,237
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	344,549	341,175
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	281,901	279,230

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (D), 10/17/2027 (E)	$ 1,500,000	$ 1,501,436
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.63% (D), 07/20/2030 (E)	915,000	917,106
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	3,405,000	3,383,422
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (E)	456,805	452,803
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	59,118	59,057
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	126,459	126,168
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	105,522	105,050
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	86,300	85,620
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	89,896	89,475
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	54,087	53,800
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	430,975	425,427
SilverLeaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	76,140	76,109
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	552,094	517,974
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (E)	862,248	859,059
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (E)	600,000	605,463
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,447,566	1,437,169
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,953,780	1,931,934
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	782,331	771,128
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	542,715	533,914
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	935,723	924,312
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,805,588	1,771,404
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	879,850	859,374
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,213,825	1,181,814

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	$ 1,509,466	$ 1,477,815
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	1,243,912	1,223,496
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	924,011	904,234
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	2,163,147	2,108,057
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	3,315,195	3,264,218
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	3,055,000	3,034,415
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	487,037	476,240
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	1,530,107	1,502,017
Wellfleet CLO, Ltd. Series 2016-2A, Class A1, 3-Month LIBOR + 1.65%, 4.01% (D), 10/20/2028 (E)	1,125,000	1,125,513

Total Asset-Backed Securities (Cost $64,745,083)		63,978,851

CORPORATE DEBT SECURITIES - 16.1%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.55%, 10/15/2022	2,298,000	2,213,486

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	1,261,000	1,328,083
5.10%, 01/15/2044	215,000	225,409

		1,553,492

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	771,742	731,318
3.70%, 04/01/2028	1,584,696	1,547,059
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	991,703	1,008,860
6.82%, 02/10/2024	2,232,630	2,433,120
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	578,718	604,471
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,293,260	2,276,766
US Airways Pass-Through Trust 5.38%, 05/15/2023	1,167,982	1,194,028

		9,795,622

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025	780,000	757,069

Automobiles - 0.2%
Ford Motor Co. 4.35%, 12/08/2026	1,580,000	1,550,631
General Motors Co.
4.88%, 10/02/2023	330,000	339,252

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co. (continued)
6.25%, 10/02/2043	$ 893,000	$ 925,420

		2,815,303

Banks - 3.0%
Banco Santander SA 4.38%, 04/12/2028	2,200,000	2,103,479
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	2,367,000	2,253,924
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	410,000	386,086
4.45%, 03/03/2026, MTN	3,380,000	3,387,831
Bank One Capital III 8.75%, 09/01/2030	175,000	240,753
Bank One Corp. 8.00%, 04/29/2027	350,000	436,773
Barclays Bank PLC 10.18%, 06/12/2021 (E)	4,265,000	4,921,122
Barclays PLC Fixed until 05/16/2028, 4.97% (D), 05/16/2029	824,000	816,350
BB&T Corp. 2.85%, 10/26/2024, MTN	1,290,000	1,224,003
BNP Paribas SA Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (E) (G)	350,000	347,375
CIT Group, Inc. 4.13%, 03/09/2021	125,000	124,219
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.31% (D), 07/24/2023	1,013,000	1,015,504
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	2,744,000	2,657,660
4.50%, 01/14/2022	685,000	703,622
6.68%, 09/13/2043	75,000	90,638
Commerzbank AG 8.13%, 09/19/2023 (E)	2,925,000	3,329,367
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	264,495
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (G)	2,438,000	2,611,707
Discover Bank 3.45%, 07/27/2026	1,078,000	1,000,257
Fifth Third Bancorp 3.95%, 03/14/2028	1,381,000	1,362,227
First Horizon National Corp. 3.50%, 12/15/2020	470,000	471,571
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (D), 05/18/2024 (C)	2,901,000	2,892,297
4.25%, 03/14/2024	200,000	198,980
5.25%, 03/14/2044	201,000	204,334
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	376,000	345,618
3.88%, 07/14/2027 (E)	717,000	618,668
5.02%, 06/26/2024 (E)	615,000	558,214
JPMorgan Chase & Co.
3.25%, 09/23/2022	1,686,000	1,670,371
3.38%, 05/01/2023	1,517,000	1,481,658
4.85%, 02/01/2044	1,010,000	1,044,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
6.40%, 05/15/2038	$ 613,000	$ 751,751
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (C) (G)	66,000	71,775
Nordea Bank AB 4.25%, 09/21/2022 (E)	4,458,000	4,521,510
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (D), 05/18/2029	710,000	706,840
6.00%, 12/19/2023	275,000	288,578
6.10%, 06/10/2023	479,000	504,483
6.40%, 10/21/2019	185,000	191,929
Societe Generale SA 5.00%, 01/17/2024 (E)	640,000	642,147
SunTrust Bank 3.30%, 05/15/2026	1,063,000	1,003,519
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,910,000	1,797,510
US Bank NA 2.13%, 10/28/2019	589,000	583,593
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	668,000	654,574
5.38%, 11/02/2043	580,000	605,648
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (G)	178,000	178,667
Wells Fargo Bank NA
2.60%, 01/15/2021	635,000	624,883
5.95%, 08/26/2036	431,000	497,253

		52,387,952

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	678,000	663,724
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	1,419,000	1,365,542
Constellation Brands, Inc. 3.70%, 12/06/2026	462,000	445,806
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	731,049
5.75%, 04/07/2021 (E)	1,761,000	1,867,733

		5,073,854

Biotechnology - 0.3%
AbbVie, Inc. 3.20%, 05/14/2026	1,864,000	1,740,505
Biogen, Inc. 4.05%, 09/15/2025	982,000	987,074
Celgene Corp. 3.88%, 08/15/2025	1,132,000	1,101,620
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	345,000	322,282
4.15%, 03/01/2047	311,000	297,278

		4,448,759

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,680,000	1,684,107
4.40%, 01/30/2048	745,000	622,026

		2,306,133

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	$ 2,584,000	$ 2,578,752
7.30%, 06/28/2019	1,180,000	1,229,363
Charles Schwab Corp.
3.20%, 03/02/2027	2,150,000	2,052,470
3.85%, 05/21/2025	2,110,000	2,133,540
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,756,000	1,688,867
3.80%, 06/09/2023	1,515,000	1,495,345
Deutsche Bank AG 3-Month LIBOR + 1.23%, 3.55% (D), 02/27/2023	1,397,000	1,349,339
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	1,050,000	1,037,480
5.75%, 01/24/2022	2,985,000	3,194,441
6.25%, 02/01/2041	175,000	204,323
6.75%, 10/01/2037	848,000	1,006,442
Morgan Stanley
4.35%, 09/08/2026, MTN	627,000	618,443
5.00%, 11/24/2025	976,000	1,011,748
5.75%, 01/25/2021	2,610,000	2,759,411
UBS AG 7.63%, 08/17/2022	1,521,000	1,679,032
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	1,911,000	1,898,725

		25,937,721

Chemicals - 0.2%
LyondellBasell Industries NV 5.00%, 04/15/2019	215,000	217,126
Monsanto Co. 4.40%, 07/15/2044	1,664,000	1,541,690
Syngenta Finance NV 3.93%, 04/23/2021 (E)	845,000	842,858

		2,601,674

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (E)	595,000	581,827
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	615,000	580,572
3.85%, 11/15/2024 (E)	720,000	716,328
Hutchison Whampoa International 11, Ltd. 4.63%, 01/13/2022 (E)	600,000	616,309

		2,495,036

Communications Equipment - 0.1%
Cisco Systems, Inc. 2.13%, 03/01/2019	225,000	224,437
Nokia OYJ 3.38%, 06/12/2022	1,142,000	1,105,547

		1,329,984

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/10/2046 (E)	1,477,000	1,434,706
3.17%, 04/09/2047 (E)	1,490,000	1,457,782
3.45%, 03/15/2048 (E)	2,380,000	2,364,220

		5,256,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	$ 1,290,000	$ 1,208,144
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,905,000	1,922,266

		3,130,410

Consumer Finance - 0.6%
Ally Financial, Inc.
3.50%, 01/27/2019	1,525,000	1,523,094
4.13%, 03/30/2020	1,500,000	1,501,875
American Express Co.
3.00%, 10/30/2024	525,000	500,929
4.05%, 12/03/2042	300,000	293,159
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,775,000	1,637,519
Capital One Financial Corp.
3.30%, 10/30/2024	2,272,000	2,157,996
3.80%, 01/31/2028	707,000	667,367
Discover Financial Services 3.75%, 03/04/2025	2,270,000	2,167,504

		10,449,443

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022	1,142,000	1,180,652
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	641,875
5.75%, 10/15/2020	1,254,994	1,259,701

		3,082,228

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	95,000	94,817

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,865,000	1,900,203
Aviation Capital Group LLC
3.50%, 11/01/2027 (E)	1,708,000	1,563,929
7.13%, 10/15/2020 (E)	1,811,000	1,953,128
AXA Equitable Holdings, Inc. 4.35%, 04/20/2028 (E)	1,696,000	1,621,320
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	1,297,000	1,144,497

		8,183,077

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	2,024,000	1,964,892
3.40%, 05/15/2025	2,055,000	1,927,054
4.35%, 06/15/2045	770,000	652,296
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	210,000	206,050
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	1,155,000	1,228,631
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	167,562

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
5.15%, 09/15/2023	$ 2,331,000	$ 2,479,024
5.50%, 03/16/2047	1,977,000	2,071,621

		10,697,130

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025	550,000	541,467
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	135,687
8.88%, 11/15/2018	65,000	66,370
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,025,890
Duke Energy Progress LLC 3.60%, 09/15/2047	1,050,000	955,909
Entergy Arkansas, Inc. 3.70%, 06/01/2024	267,000	269,499
Jersey Central Power & Light Co. 7.35%, 02/01/2019	128,000	131,045
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	347,000	353,511
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,512,000	1,549,600
5.30%, 06/01/2042	75,000	86,536
PacifiCorp
3.60%, 04/01/2024	1,631,000	1,642,985
5.75%, 04/01/2037	150,000	180,324
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	560,000	542,310

		9,481,133

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	336,532
3.88%, 01/12/2028	1,415,000	1,325,993
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,750,000	1,771,072

		3,433,597

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	1,352,000	1,343,892
Schlumberger Investment SA 3.65%, 12/01/2023	132,000	133,101
Weatherford International, Ltd. 5.95%, 04/15/2042	155,000	115,863

		1,592,856

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/23/2048 (E)	775,000	763,867
CBL & Associates, LP 5.25%, 12/01/2023 (C)	1,036,000	901,320
EPR Properties
4.50%, 04/01/2025	955,000	943,370
4.75%, 12/15/2026	1,775,000	1,736,130
HCP, Inc. 3.40%, 02/01/2025	2,683,000	2,536,794
Hospitality Properties Trust 5.00%, 08/15/2022	1,250,000	1,284,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Kilroy Realty, LP
4.25%, 08/15/2029	$ 1,120,000	$ 1,095,530
4.38%, 10/01/2025	674,000	674,937
6.63%, 06/01/2020	900,000	952,124
Realty Income Corp. 3.88%, 07/15/2024	965,000	955,940
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	620,000	619,714
4.13%, 06/01/2021	788,000	798,723

		13,263,213

Food & Staples Retailing - 0.3%
Kroger Co. 2.80%, 08/01/2022	714,000	692,511
Sysco Corp. 3.25%, 07/15/2027	1,045,000	978,751
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,785,000	1,773,647
Walmart, Inc. 3.63%, 12/15/2047 (C)	1,540,000	1,433,646

		4,878,555

Food Products - 0.2%
Campbell Soup Co. 4.15%, 03/15/2028 (C)	1,797,000	1,711,102
Danone SA 2.95%, 11/02/2026 (E)	1,151,000	1,058,183
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	873,700
4.88%, 02/15/2025 (E)	535,000	545,444

		4,188,429

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.75%, 11/30/2026	1,582,000	1,554,982
Becton Dickinson and Co. 3.70%, 06/06/2027	1,674,000	1,584,612

		3,139,594

Health Care Providers & Services - 0.2%
Coventry Health Care, Inc. 5.45%, 06/15/2021	222,000	233,563
CVS Health Corp.
2.13%, 06/01/2021	2,065,000	1,985,067
5.05%, 03/25/2048	1,048,000	1,066,546
5.30%, 12/05/2043	209,000	218,396
HCA Healthcare, Inc. 6.25%, 02/15/2021	645,000	669,187

		4,172,759

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	842,000	860,480

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (G)	4,428,000	4,361,580
5.50%, 01/08/2020, MTN	610,000	632,296
6.88%, 01/10/2039, MTN	1,419,000	1,796,946

		6,790,822

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
Allstate Corp. 3.28%, 12/15/2026	$ 997,000	$ 957,769
American International Group, Inc. Fixed until 05/15/2038, 8.18% (D), 05/15/2068	42,000	52,920
Athene Global Funding 3.00%, 07/01/2022 (E)	997,000	965,573
Athene Holding, Ltd. 4.13%, 01/12/2028	2,235,000	2,061,028
Berkshire Hathaway Finance Corp. 3.00%, 05/15/2022	1,545,000	1,544,126
CNA Financial Corp. 5.88%, 08/15/2020	1,454,000	1,526,616
Fidelity National Financial, Inc. 5.50%, 09/01/2022	255,000	271,346
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	57,000	60,153

		7,439,531

Internet Software & Services - 0.1%
Baidu, Inc. 3.88%, 09/29/2023	1,000,000	991,957

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	680,000	687,021
First Data Corp. 7.00%, 12/01/2023 (E)	935,000	973,877
Mastercard, Inc.
2.00%, 04/01/2019	224,000	223,098
3.38%, 04/01/2024	441,000	440,020

		2,324,016

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	580,000	565,614

Media - 0.3%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	1,240,000	1,264,800
CSC Holdings LLC 10.13%, 01/15/2023 (E)	350,000	385,875
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (G)	473,000	477,730
NBCUniversal Media LLC
4.38%, 04/01/2021	1,440,000	1,477,336
4.45%, 01/15/2043	1,294,000	1,223,254

		4,828,995

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	744,817
4.75%, 04/10/2027 (E)	365,000	359,866
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	185,000	174,825

		1,279,508

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	87,255
4.88%, 03/01/2044	201,000	212,087

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc. 2.58%, 07/01/2020	$ 833,000	$ 820,783
DTE Electric Co. 4.30%, 07/01/2044	1,519,000	1,562,158
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	650,000	625,748

		3,308,031

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	2,142,000	2,295,617
Apache Corp.
4.25%, 01/15/2044	66,000	58,351
4.75%, 04/15/2043	85,000	80,785
BP Capital Markets PLC 3.12%, 05/04/2026	2,307,000	2,204,512
Continental Resources, Inc. 3.80%, 06/01/2024	365,000	356,072
Energy Transfer Partners, LP
4.90%, 02/01/2024	659,000	669,346
5.15%, 02/01/2043	800,000	713,177
5.95%, 10/01/2043	740,000	723,474
7.60%, 02/01/2024	581,000	654,473
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,642,000	1,527,769
EOG Resources, Inc. 2.45%, 04/01/2020	371,000	366,811
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	636,776
3.04%, 03/01/2026	1,950,000	1,896,723
Husky Energy, Inc. 4.00%, 04/15/2024	185,000	184,779
Kerr-McGee Corp. 6.95%, 07/01/2024	190,000	215,581
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	1,295,000	1,288,784
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,553
Noble Energy, Inc. 6.00%, 03/01/2041	95,000	104,488
Petrobras Global Finance BV 6.25%, 03/17/2024	670,000	664,305
Petroleos Mexicanos
3.50%, 01/30/2023	1,515,000	1,434,205
6.88%, 08/04/2026	790,000	830,290
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	1,490,000	1,523,920
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,290,000	1,248,861
Shell International Finance BV
2.50%, 09/12/2026	1,826,000	1,691,654
3.75%, 09/12/2046	266,000	247,261
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	160,565
4.63%, 03/01/2034	145,000	144,875
Western Gas Partners, LP 5.38%, 06/01/2021	259,000	268,476

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.70%, 01/15/2023	$ 83,000	$ 80,302
7.88%, 09/01/2021	109,000	121,262
Williams Partners, LP 5.40%, 03/04/2044	128,000	131,894

		22,536,941

Pharmaceuticals - 0.3%
Allergan Funding SCS 3.00%, 03/12/2020	307,000	305,545
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	1,945,000	1,948,699
Bayer US Finance LLC 3.00%, 10/08/2021 (E)	992,000	975,866
Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	940,000	919,978
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	549,000	503,098

		4,653,186

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	498,428
3.75%, 04/01/2024	48,000	48,485

		546,913

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.88%, 05/11/2024	1,548,000	1,499,207
KLA-Tencor Corp.
4.13%, 11/01/2021	507,000	515,833
4.65%, 11/01/2024	350,000	361,722
QUALCOMM, Inc. 3.25%, 05/20/2027	1,420,000	1,321,320

		3,698,082

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	2,262,000	2,227,347

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.40%, 05/03/2023 (C)	945,000	910,437
2.85%, 02/23/2023	1,376,000	1,354,529
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	1,586,000	1,665,921
HP, Inc. 3.75%, 12/01/2020	45,000	45,354
Seagate HDD Cayman 4.88%, 06/01/2027	607,000	564,184
Western Digital Corp. 4.75%, 02/15/2026	1,485,000	1,444,163

		5,984,588

Tobacco - 0.2%
BAT Capital Corp. 2.30%, 08/14/2020 (E)	486,000	474,932
Reynolds American, Inc. 4.45%, 06/12/2025	1,679,000	1,689,751
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	450,000	471,690

		2,636,373

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	$ 1,464,000	$ 1,611,500

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	998,542
4.38%, 07/16/2042 (C)	250,000	243,168
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,306,000	3,243,682
3.72%, 07/15/2043 (E) (F)	40,000	40,033
4.88%, 08/15/2040 (E)	675,000	692,268
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	996,000	1,015,920
Sprint Corp.
7.25%, 09/15/2021	330,000	343,200
7.88%, 09/15/2023	200,000	207,375
Vodafone Group PLC 4.38%, 05/30/2028	560,000	553,344

		7,337,532

Total Corporate Debt Securities (Cost $286,691,081)		278,381,450

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025 (C)	480,000	453,600

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	304,695
4.50%, 01/28/2026 (C)	1,125,000	1,141,875

		1,446,570

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,175,642
5.38%, 10/17/2023 (E)	400,000	419,885

		1,595,527

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,883,000	1,780,377

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	550,000	540,375

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	160,000	195,200

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023	405,000	395,410

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	199,854

Republic of Korea - 0.1%
Korea Development Bank 3.00%, 03/17/2019	874,000	874,489

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	$ 705,000	$ 676,941

Total Foreign Government Obligations (Cost $8,353,966)		8,158,343

MORTGAGE-BACKED SECURITIES - 3.7%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	1,300,000	1,320,557
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,594,627
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,342,484
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,935,000	140,237
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	764,750
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,153,665
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
9.42% (D), 05/26/2037 (E)	1,055	1,053
Series 2009-RR6, Class 2A1,
3.66% (D), 08/26/2035 (E)	162,660	162,601
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	44,126	44,280
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	1,800,000	1,804,686
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (D), 03/13/2035 (E)	2,550,000	2,535,525
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	186,938
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	293,241
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	617,883	614,382
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,145,293	1,126,570
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,728,782
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	168,480
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,940,716
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	890,000	909,490
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,300,000	3,211,089
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	682,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	$ 1,690,000	$ 1,633,503
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,135,000	1,124,850
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.32% (D), 08/26/2036 (E)	189,255	190,071
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 2.29% (D), 12/27/2035 (E)	724,029	706,828
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-RMP1, Class A2, 1-Month LIBOR + 0.15%, 2.24% (D), 12/25/2036	157,903	145,540
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	440,000	432,304
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	1,830,837	1,823,717
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	800,000	771,043
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 3.71% (D), 02/26/2036 (E)	90,315	90,272
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	425,312
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,481,298	5,528,583
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.35% (D), 05/26/2037 (E)	124,405	124,786
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	532,754	522,693
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,380,000	1,376,319
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	959,025
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	2,290,000	2,217,415
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	741,557	717,208

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.47% (D), 08/15/2034 (E)	$ 4,463,101	$ 4,464,478
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	369,858	372,784
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	312,996	313,926
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	1,164,905	1,169,545
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	316,221	315,761
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	671,904	673,272
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	721,866	724,124
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	775,603	765,826
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,413,349	1,414,686
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,780,187	1,794,942
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,673,180	1,696,574
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,644,659	2,670,229
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,060,350	1,072,915
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	2,169,000	2,164,671
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	1,911,000	1,867,215
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 2.67% (D), 05/25/2035	318,326	316,646
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	916,000	909,811
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.57% (D), 06/15/2029 (E)	915,000	916,135

Total Mortgage-Backed Securities (Cost $65,541,743)		64,139,230

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	55,000	76,856
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,083,852
7.60%, 11/01/2040	660,000	992,620

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
7.70%, 11/01/2030	$ 580,000	$ 640,958
7.95%, 03/01/2036	1,525,000	1,644,987
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	50,000	53,011

		4,492,284

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	50,000	63,220

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	71,000	103,257

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	60,000	80,527
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	55,000	71,578
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	55,000	65,609
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	95,000	112,280

		329,994

Total Municipal Government Obligations (Cost $5,108,316)		4,988,755

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	704,092	755,129
5.50%, 09/01/2018 - 06/01/2041	165,077	177,628
6.00%, 12/01/2037	64,784	71,963
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	5,932,251	5,810,503
3.06% (D), 08/25/2024	5,940,000	5,904,979
3.49%, 01/25/2024	2,260,000	2,300,404
3.53% (D), 07/25/2023	1,852,000	1,887,016
Federal National Mortgage Association
2.50%, TBA (F)	6,231,000	6,055,769
3.00%, TBA (F)	41,486,000	40,540,702
3.33% (D), 10/25/2023	245,000	247,255
12-Month LIBOR + 1.53%, 3.34% (D), 02/01/2043	95,405	98,504
3.50%, 07/01/2028 - 01/01/2029	583,699	593,054

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, TBA (F)	$ 26,949,000	$ 26,886,778
4.00%, 06/01/2042	167,236	171,764
4.00%, TBA (F)	7,993,000	8,148,878
4.50%, 02/01/2025 - 06/01/2026	344,104	355,579
5.00%, 04/01/2039 - 11/01/2039	2,199,731	2,368,578
5.00%, TBA (F)	6,030,000	6,387,645
5.50%, 04/01/2037 - 12/01/2041	1,112,755	1,221,153
6.00%, 08/01/2036 - 06/01/2041	2,109,918	2,327,500
6.50%, 05/01/2040	165,382	184,077
Government National Mortgage Association, Interest Only STRIPS 0.78% (D), 02/16/2053	767,981	35,142

Total U.S. Government Agency Obligations (Cost $112,373,962)		112,530,000

U.S. GOVERNMENT OBLIGATIONS - 7.7%
U.S. Treasury - 6.9%
U.S. Treasury Bond
2.25%, 08/15/2046	4,396,000	3,786,055
2.50%, 02/15/2045 - 05/15/2046	12,009,000	10,932,533
2.75%, 08/15/2042 - 11/15/2047	7,534,600	7,217,398
2.88%, 08/15/2045	5,077,000	4,975,658
3.00%, 05/15/2042	2,001,000	2,013,194
3.13%, 02/15/2042	3,089,000	3,174,068
3.50%, 02/15/2039	8,413,500	9,166,114
3.63%, 02/15/2044	11,217,700	12,514,308
4.50%, 02/15/2036	5,950,600	7,276,003
4.75%, 02/15/2037	7,403,000	9,382,435
5.25%, 02/15/2029	6,374,000	7,760,096
U.S. Treasury Note
1.00%, 11/30/2019	12,918,000	12,656,108
1.13%, 06/30/2021 - 09/30/2021	2,832,000	2,708,192
1.25%, 11/30/2018	6,773,700	6,750,416
1.50%, 08/15/2026	921,000	831,778
1.63%, 03/31/2019 - 05/15/2026	16,880,600	16,273,215
2.25%, 11/15/2027	2,300,200	2,186,538

		119,604,109

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,636,817	1,788,503
2.50%, 01/15/2029	4,809,048	5,650,836
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	6,330,430	6,322,028

		13,761,367

Total U.S. Government Obligations (Cost $135,847,803)		133,365,476

COMMERCIAL PAPER - 4.2%
Banks - 1.1%
Bedford Row Funding Corp. 2.35% (H), 07/02/2018	2,800,000	2,799,642
Macquarie Bank, Ltd. 2.34% (H), 07/20/2018	3,700,000	3,695,293
Natixis 2.28% (H), 08/09/2018	6,000,000	5,985,067
Sumitomo Mitsui Banking Corp. 2.33% (H), 09/14/2018	6,500,000	6,468,713

		18,948,715

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Capital Markets - 0.4%
Credit Suisse New York 2.37% (H), 08/03/2018	$ 7,000,000	$ 6,984,662

Commercial Services & Supplies - 0.4%
Charta LLC 2.31% (H), 09/07/2018	6,800,000	6,770,414

Diversified Financial Services - 2.3%
Alpine Securitizaton Corp. 2.36% (H), 10/01/2018	7,000,000	6,958,228
Anglesea Funding LLC 2.37% (H), 09/04/2018	6,500,000	6,472,353
Anglesea Funding PLC 2.37% (H), 10/02/2018	7,000,000	6,957,596
Gotham Funding Corp. 2.29% (H), 08/30/2018	2,400,000	2,390,850
Liberty Street Funding LLC 2.32% (H), 08/09/2018	1,500,000	1,496,200
LMA SA 2.35% (H), 09/17/2018	6,500,000	6,467,193
Nieuw Amsterdam Receivables Corp. 2.31% (H), 09/11/2018	1,500,000	1,493,095
Sheffield Receivable 2.34% (H), 09/14/2018	6,500,000	6,468,576

		38,704,091

Total Commercial Paper (Cost $71,407,882)		71,407,882

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
1.71% (H), 07/05/2018	14,550,000	14,546,604
1.91% (H), 09/27/2018	2,512,000	2,500,328

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
2.03% (H), 01/31/2019 (I)	$ 505,000	$ 498,860

Total Short-Term U.S. Government Obligations (Cost $17,542,636)		17,545,792

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (H)	13,409,247	13,409,247

Total Securities Lending Collateral (Cost $13,409,247)		13,409,247

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.90% (H), dated 06/29/2018, to be repurchased at $17,980,111 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $18,343,919.	$ 17,978,763	17,978,763

Total Repurchase Agreement (Cost $17,978,763)		17,978,763

Total Investments (Cost $1,679,307,104)		1,823,536,396
Net Other Assets (Liabilities) - (5.6)%		(96,335,170)

Net Assets - 100.0%		$ 1,727,201,226

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	90	09/21/2018	$12,414,120	$12,247,200	$ —	$(166,920)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,037,112,022	$—	$—	$1,037,112,022
Preferred Stocks	540,585	—	—	540,585
Asset-Backed Securities	—	63,978,851	—	63,978,851
Corporate Debt Securities	—	278,381,450	—	278,381,450
Foreign Government Obligations	—	8,158,343	—	8,158,343
Mortgage-Backed Securities	—	64,139,230	—	64,139,230
Municipal Government Obligations	—	4,988,755	—	4,988,755
U.S. Government Agency Obligations	—	112,530,000	—	112,530,000
U.S. Government Obligations	—	133,365,476	—	133,365,476
Commercial Paper	—	71,407,882	—	71,407,882
Short-Term U.S. Government Obligations	—	17,545,792	—	17,545,792
Securities Lending Collateral	13,409,247	—	—	13,409,247
Repurchase Agreement	—	17,978,763	—	17,978,763

Total Investments	$1,051,061,854	$772,474,542	$—	$1,823,536,396

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(166,920)	$—	$—	$(166,920)

Total Other Financial Instruments	$(166,920)	$—	$—	$(166,920)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,119,861. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $184,613,714, representing 10.7% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rates disclosed reflect the yields at June 30, 2018.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $380,319.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $1,661,328,341) (including securities loaned of $13,119,861)	$1,805,557,633
Repurchase agreement, at value (cost $17,978,763)	17,978,763
Cash	8,493
Cash collateral pledged at broker:
Centrally cleared swap agreements	639,000
Futures contracts	205,000
TBA commitments	12,437
Receivables and other assets:
Shares of beneficial interest sold	2,756
Investments sold	12,798,176
Interest	4,887,923
Dividends	764,292
Net income from securities lending	3,705
Variation margin receivable on futures contracts	7,689
Prepaid expenses	6,197

Total assets	1,842,872,064

Liabilities:
Cash collateral received at broker:
TBA commitments	928,437
Payables and other liabilities:
Shares of beneficial interest redeemed	349,125
Investments purchased	11,402,300
When-issued, delayed-delivery, forward and TBA commitments purchased	88,238,850
Investment management fees	866,643
Distribution and service fees	280,652
Transfer agent costs	3,583
Trustees, CCO and deferred compensation fees	5,988
Audit and tax fees	27,858
Custody fees	12,680
Legal fees	17,085
Printing and shareholder reports fees	107,435
Other	20,955
Collateral for securities on loan	13,409,247

Total liabilities	115,670,838

Net assets	$1,727,201,226

Net assets consist of:
Capital stock ($0.01 par value)	$1,156,691
Additional paid-in capital	1,415,105,755
Undistributed (distributions in excess of) net investment income (loss)	33,939,423
Accumulated net realized gain (loss)	132,936,985
Net unrealized appreciation (depreciation) on:
Investments	144,229,292
Futures contracts	(166,920)

Net assets	$1,727,201,226

Net assets by class:
Initial Class	$330,233,827
Service Class	1,396,967,399

Shares outstanding:
Initial Class	21,730,704
Service Class	93,938,402

Net asset value and offering price per share:
Initial Class	$15.20
Service Class	14.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$9,332,888
Interest income	10,531,277
Net income (loss) from securities lending	41,207

Total investment income	19,905,372

Expenses:
Investment management fees	5,471,354
Distribution and service fees:
Service Class	1,776,251
Transfer agent costs	12,699
Trustees, CCO and deferred compensation fees	27,731
Audit and tax fees	27,630
Custody fees	96,126
Legal fees	51,996
Printing and shareholder reports fees	71,519
Other	24,627

Total expenses	7,559,933

Net investment income (loss)	12,345,439

Net realized gain (loss) on:
Investments	65,767,475
Futures contracts	829,978
Foreign currency transactions	46

Net realized gain (loss)	66,597,499

Net change in unrealized appreciation (depreciation) on:
Investments	(77,659,541)
Futures contracts	(238,908)
Translation of assets and liabilities denominated in foreign currencies	(4)

Net change in unrealized appreciation (depreciation)	(77,898,453)

Net realized and change in unrealized gain (loss)	(11,300,954)

Net increase (decrease) in net assets resulting from operations	$1,044,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$12,345,439	$20,628,763
Net realized gain (loss)	66,597,499	71,061,831
Net change in unrealized appreciation (depreciation)	(77,898,453)	125,378,755

Net increase (decrease) in net assets resulting from operations	1,044,485	217,069,349

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(2,851,441)
Service Class	—	(10,639,044)

Total dividends and/or distributions from net investment income	—	(13,490,485)

Net realized gains:
Initial Class	—	(3,729,512)
Service Class	—	(16,037,227)

Total dividends and/or distributions from net realized gains	—	(19,766,739)

Total dividends and/or distributions to shareholders	—	(33,257,224)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,570,711	13,667,614
Service Class	10,263,093	324,028,331

	15,833,804	337,695,945

Dividends and/or distributions reinvested:
Initial Class	—	6,580,953
Service Class	—	26,676,271

	—	33,257,224

Cost of shares redeemed:
Initial Class	(19,989,888)	(33,021,994)
Service Class	(87,666,648)	(64,348,265)

	(107,656,536)	(97,370,259)

Net increase (decrease) in net assets resulting from capital share transactions	(91,822,732)	273,582,910

Net increase (decrease) in net assets	(90,778,247)	457,395,035

Net assets:
Beginning of period/year	1,817,979,473	1,360,584,438

End of period/year	$1,727,201,226	$1,817,979,473

Undistributed (distributions in excess of) net investment income (loss)	$33,939,423	$21,593,984

Capital share transactions - shares:
Shares issued:
Initial Class	364,973	955,957
Service Class	687,995	23,483,470

	1,052,968	24,439,427

Shares reinvested:
Initial Class	—	462,471
Service Class	—	1,912,277

	—	2,374,748

Shares redeemed:
Initial Class	(1,318,537)	(2,285,356)
Service Class	(5,897,623)	(4,478,512)

	(7,216,160)	(6,763,868)

Net increase (decrease) in shares outstanding:
Initial Class	(953,564)	(866,928)
Service Class	(5,209,628)	20,917,235

	(6,163,192)	20,050,307

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$15.17		$13.56	$13.11		$13.97	$13.57		$12.08

Investment operations:
Net investment income (loss) (A)	0.12		0.20	0.19	(B)	0.19	0.20	(C)	0.19	(C)
Net realized and unrealized gain (loss)	(0.09)		1.69	0.83		(0.18)	1.24		1.94

Total investment operations	0.03		1.89	1.02		0.01	1.44		2.13

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.13)		(0.19)	(0.20)		(0.21)
Net realized gains	—		(0.16)	(0.44)		(0.68)	(0.84)		(0.43)

Total dividends and/or distributions to shareholders	—		(0.28)	(0.57)		(0.87)	(1.04)		(0.64)

Net asset value, end of period/year	$15.20		$15.17	$13.56		$13.11	$13.97		$13.57

Total return (D)	0.20	%(E)	14.14%	7.87%		0.21%	10.81%		18.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$330,234		$344,156	$319,369		$315,342	$347,751		$326,997
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66	%(F)	0.66%	0.70%		0.73%	0.77	%(G)	0.82	%(G)
Including waiver and/or reimbursement and recapture	0.66	%(F)	0.66%	0.69	%(B)	0.73%	0.77	%(G)	0.82	%(G)
Net investment income (loss) to average net assets	1.61	%(F)	1.42%	1.45	%(B)	1.40%	1.46	%(C)	1.44	%(C)
Portfolio turnover rate	25	%(E)	39%	35%		46%	86	%(H)	122	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$14.86		$13.31	$12.89		$13.76	$13.39		$11.94

Investment operations:
Net investment income (loss) (A)	0.10		0.17	0.16	(B)	0.16	0.16	(C)	0.15	(C)
Net realized and unrealized gain (loss)	(0.09)		1.65	0.81		(0.18)	1.22		1.92

Total investment operations	0.01		1.82	0.97		(0.02)	1.38		2.07

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.11)		(0.17)	(0.17)		(0.19)
Net realized gains	—		(0.16)	(0.44)		(0.68)	(0.84)		(0.43)

Total dividends and/or distributions to shareholders	—		(0.27)	(0.55)		(0.85)	(1.01)		(0.62)

Net asset value, end of period/year	$14.87		$14.86	$13.31		$12.89	$13.76		$13.39

Total return (D)	0.07	%(E)	13.82%	7.64%		(0.06)%	10.50%		17.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,396,967		$1,473,823	$1,041,215		$411,509	$330,408		$251,673
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(F)	0.91%	0.95%		0.98%	1.02	%(G)	1.07	%(G)
Including waiver and/or reimbursement and recapture	0.91	%(F)	0.91%	0.94	%(B)	0.98%	1.02	%(G)	1.07	%(G)
Net investment income (loss) to average net assets	1.36	%(F)	1.17%	1.20	%(B)	1.16%	1.21	%(C)	1.19	%(C)
Portfolio turnover rate	25	%(E)	39%	35%		46%	86	%(H)	122	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $10,998.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,194,409	$—	$—	$—	$5,194,409
Preferred Stocks	85,179	—	—	—	85,179
Corporate Debt Securities	6,487,539	—	—	—	6,487,539
Foreign Government Obligations	1,642,120	—	—	—	1,642,120
Total Securities Lending Transactions	$13,409,247	$—	$—	$—	$13,409,247
Total Borrowings	$13,409,247	$—	$—	$—	$13,409,247

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(166,920)	$—	$—	$(166,920)
Total	$—	$—	$(166,920)	$—	$—	$(166,920)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$829,978	$—	$—	$829,978
Total	$—	$—	$829,978	$—	$—	$829,978

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(238,908)	$—	$—	$(238,908)
Total	$—	$—	$(238,908)	$—	$—	$(238,908)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
3,314	—

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.65%
Over $1 billion up to $5 billion	0.59
Over $5 billion	0.58

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.85%	May 1, 2019
Service Class	1.10	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio’s operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 367,208,208	$ 43,890,601	$ 405,716,598	$ 62,107,703

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,679,307,104	$ 183,457,038	$ (39,394,666)	$ 144,062,372

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on March 21, 2011 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, AUIM, had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and in line with the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Management Agreement and Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$984.80	$0.00	$1,024.80	$0.00	0.00	%(D)
Service Class	1,000.00	990.00	3.95	1,020.80	4.01	0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Rounds to less than 0.01% or (0.01)%.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	31.6%
International Alternative Funds	31.0
International Fixed Income Fund	18.9
International Equity Funds	9.2
U.S. Fixed Income Funds	3.6
U.S. Mixed Allocation Fund	2.7
Net Other Assets (Liabilities)	3.0
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.4%
International Fixed Income Fund - 2.4%
iShares JPMorgan EM Local Currency Bond ETF	1,577	$ 69,940

Total Exchange-Traded Fund (Cost $71,846)		69,940

INVESTMENT COMPANIES - 94.6%
International Alternative Funds - 31.0%
Transamerica Global Multifactor Macro (A) (B)	42,709	386,519
Transamerica Unconstrained Bond (A) (B)	51,970	514,498

		901,017

International Equity Funds - 9.2%
Transamerica Emerging Markets Equity (A) (B)	15,849	167,210
Transamerica Global Real Estate Securities (A) (B)	7,235	100,348

		267,558

International Fixed Income Funds - 16.5%
Transamerica Emerging Markets Debt (A) (B)	19,386	194,443
Transamerica Inflation Opportunities (A) (B)	28,795	285,938

		480,381

U.S. Alternative Funds - 31.6%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E)	101	1,170

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Alternative Funds (continued)
Transamerica Event Driven (A) (B)	30,078	$ 317,027
Transamerica Long/Short Strategy (A) (B)	48,488	300,628
Transamerica Managed Futures Strategy (A) (B)	40,202	299,106

		917,931

U.S. Fixed Income Funds - 3.6%
Transamerica Core Bond (A) (B)	3,003	28,974
Transamerica High Yield Bond (A) (B)	8,297	75,333

		104,307

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (A) (B)	10,895	79,753

Total Investment Companies (Cost $2,821,476)		2,750,947

Total Investments (Cost $2,893,322)		2,820,887
Net Other Assets (Liabilities) - 3.0%		88,249

Net Assets - 100.0%		$ 2,909,136

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$69,940	$—	$—	$69,940
Investment Companies	2,749,777	—	—	2,749,777

Total	$2,819,717	$—	$—	$2,819,717

Investment Companies Measured at Net Asset Value (G)				1,170

Total Investments				$2,820,887

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Affiliated investment. For the period ended June 30, 2018, the Portfolio’s transactions and earnings from investments in affiliates of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$983	$—	$—	$—	$187	$1,170	101	$—	$—
Transamerica Core Bond	42,705	7,353	(20,000)	(411)	(673)	28,974	3,003	353	—
Transamerica Developing Markets Equity	35,083	27,000	(62,523)	5,434	(4,994)	—	—	—	—
Transamerica Emerging Markets Debt	141,531	82,217	(14,000)	(74)	(15,231)	194,443	19,386	4,217	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments (continued)	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2018	Shares as of June 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity	$38,059	$144,999	$(4,500)	$822	$(12,170)	$167,210	15,849	$—	$—
Transamerica Event Driven	233,043	116,001	(39,000)	2,149	4,834	317,027	30,078	—	—
Transamerica Global Multifactor Macro	273,545	136,001	(39,000)	(5,104)	21,077	386,519	42,709	—	—
Transamerica Global Real Estate Securities	71,980	50,546	(20,500)	(1,222)	(456)	100,348	7,235	546	—
Transamerica High Yield Bond	123,691	57,316	(102,000)	(2,827)	(847)	75,333	8,297	4,709	—
Transamerica Inflation Opportunities	213,204	104,015	(27,000)	23	(4,304)	285,938	28,795	3,015	—
Transamerica Long/Short Strategy	219,015	117,001	(36,000)	(16,938)	17,550	300,628	48,488	—	—
Transamerica Managed Futures Strategy	218,298	114,499	(18,000)	(8,539)	(7,152)	299,106	40,202	—	—
Transamerica MLP & Energy Income	63,691	55,574	(39,500)	(1,565)	1,553	79,753	10,895	2,130	—
Transamerica Unconstrained Bond	370,668	206,423	(48,000)	1,071	(15,664)	514,498	51,970	9,959	—

Total	$2,045,496	$1,218,945	$(470,023)	$(27,181)	$(16,290)	$2,750,947	307,008	$24,929	$—

(C)	Non-income producing security.
(D)	Illiquid security. At June 30, 2018, the value of such securities amounted to $1,170 or less than 0.1% of the Portfolio’s net assets.
(E)	Restricted security. At June 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$ 1,012	$ 1,170	0.0%(H)

(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Affiliated investments, at value (cost $2,821,476)	$2,750,947
Unaffiliated investments, at value (cost $71,846)	69,940
Cash	97,663
Receivables and other assets:
Shares of beneficial interest sold	33,917
Due from investment manager	1,404
Dividends	4,378
Prepaid expenses	7

Total assets	2,958,256

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	9
Affiliated investments purchased	40,186
Distribution and service fees	527
Transfer agent costs	2
Trustees, CCO and deferred compensation fees	3
Audit and tax fees	8,067
Custody fees	284
Legal fees	22
Printing and shareholder reports fees	8
Other	12

Total liabilities	49,120

Net assets	$2,909,136

Net assets consist of:
Capital stock ($0.01 par value)	$2,931
Additional paid-in capital	3,001,155
Undistributed (distributions in excess of) net investment income (loss)	36,146
Accumulated net realized gain (loss)	(58,661)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(70,529)
Unaffiliated investments	(1,906)

Net assets	$2,909,136

Net assets by class:
Initial Class	$10
Service Class	2,909,126

Shares outstanding:
Initial Class	1
Service Class	293,115

Net asset value and offering price per share:
Initial Class	$9.74	(A)
Service Class	9.92

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from affiliated investments	$24,929
Interest income from unaffiliated investments	48

Total investment income	24,977

Expenses:
Investment management fees	2,429
Distribution and service fees:
Service Class	3,155
Transfer agent costs	15
Trustees, CCO and deferred compensation fees	35
Audit and tax fees	8,064
Custody fees	1,619
Legal fees	72
Printing and shareholder reports fees	2,279
Other	112

Total expenses before waiver and/or reimbursement and recapture	17,780

Expenses waived and/or reimbursed:
Service Class	(7,684)

Net expenses	10,096

Net investment income (loss)	14,881

Net realized gain (loss) on:
Affiliated investments	(27,181)
Unaffiliated investments	208

Net realized gain (loss)	(26,973)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(16,290)
Unaffiliated investments	(1,906)

Net change in unrealized appreciation (depreciation)	(18,196)

Net realized and change in unrealized gain (loss)	(45,169)

Net increase (decrease) in net assets resulting from operations	$(30,288)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$14,881	$26,284
Net realized gain (loss)	(26,973)	5,682
Net change in unrealized appreciation (depreciation)	(18,196)	61,535

Net increase (decrease) in net assets resulting from operations	(30,288)	93,501

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(0	)(A)
Service Class	—	(26,288)

Total dividends and/or distributions from net investment income	—	(26,288)

Capital share transactions:
Proceeds from shares sold:
Service Class	1,188,937	408,513

	1,188,937	408,513

Dividends and/or distributions reinvested:
Initial Class	—	0	(A)
Service Class	—	26,288

	—	26,288

Cost of shares redeemed:
Service Class	(359,598)	(332,704)

	(359,598)	(332,704)

Net increase (decrease) in net assets resulting from capital share transactions	829,339	102,097

Net increase (decrease) in net assets	799,051	169,310

Net assets:
Beginning of period/year	2,110,085	1,940,775

End of period/year	$2,909,136	$2,110,085

Undistributed (distributions in excess of) net investment income (loss)	$36,146	$21,265

Capital share transactions - shares:
Shares issued:
Service Class	118,602	41,342

	118,602	41,342

Shares reinvested:
Initial Class	—	0	(B)
Service Class	—	2,688

	—	2,688

Shares redeemed:
Service Class	(36,070)	(33,670)

	(36,070)	(33,670)

Net increase (decrease) in shares outstanding:
Initial Class	—	0	(B)
Service Class	82,532	10,360

	82,532	10,360

(A)	Rounds to less than $1.
(B)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

Initial Class
June 30, 2018 (unaudited)	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$9.88	$9.49	$9.48	$10.16	$10.00	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04	0.10	0.16	0.30	0.07	(0.01)
Net realized and unrealized gain (loss)	(0.18)	0.44	0.13	(0.86)	0.20	0.01

Total investment operations	(0.14)	0.54	0.29	(0.56)	0.27	0.00

Dividends and/or distributions to shareholders:
Net investment income	—	(0.15)	(0.28)	(0.04)	(0.05)	—
Net realized gains	—	—	—	(0.08)	(0.06)	—

Total dividends and/or distributions to shareholders	—	(0.15)	(0.28)	(0.12)	(0.11)	—

Net asset value, end of period/year	$9.74	$9.88	$9.49	$9.48	$10.16	$10.00

Total return (D)	(1.52	)%(E)	5.75%	3.06%	(5.60)%	2.68%	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$0	(F)	$0	(F)	$0	(F)	$0	(F)	$0	(F)	$0	(F)
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.00	%(H)(I)	0.10%	0.00	%(I)	0.00	%(I)	8.62%	92.15	%(H)
Including waiver and/or reimbursement and recapture	0.00	%(H)(I)	0.10%	0.00	%(I)	0.00	%(I)	0.55%	0.60	%(H)
Net investment income (loss) to average net assets (C)	0.77	%(H)	1.07%	1.72%	2.96%	0.69%	(0.60	)%(H)
Portfolio turnover rate (J)	19	%(E)	78%	75%	88%	74%	8	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Rounds to less than $1,000.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.02		$9.69	$9.75		$10.44	$10.25	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.13	0.11	(D)	0.30	0.17	0.04
Net realized and unrealized gain (loss)	(0.16)		0.33	0.09		(0.88)	0.13	0.21

Total investment operations	(0.10)		0.46	0.20		(0.58)	0.30	0.25

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.26)		(0.03)	(0.05)	—
Net realized gains	—		—	—		(0.08)	(0.06)	—

Total dividends and/or distributions to shareholders	—		(0.13)	(0.26)		(0.11)	(0.11)	—

Net asset value, end of period/year	$9.92		$10.02	$9.69		$9.75	$10.44	$10.25

Total return (E)	(1.00	)%(F)	4.76%	2.01%		(5.61)%	2.95%	2.50	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,909		$2,110	$1,941		$2,022	$1,191	$170
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.41	%(H)	1.66%	1.37%		1.44%	8.88%	91.84	%(H)
Including waiver and/or reimbursement and recapture	0.80	%(H)	0.80%	0.76	%(D)	0.80%	0.80%	0.80	%(H)
Net investment income (loss) to average net assets (C)	1.18	%(H)	1.28%	1.07	%(D)	2.94%	1.63%	2.59	%(H)
Portfolio turnover rate (I)	19	%(F)	78%	75%		88%	74%	8	%(F)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.04% higher and 0.04% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.1925%
Over $500 million up to $1 billion	0.1725
Over $1 billion up to $2 billion	0.1525
Over $2 billion	0.1425

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2019
Service Class	0.80	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available				Total
2015	2016	2017	2018
$ 2,373	$ 12,081	$ 17,781	$ 7,684	$ 39,919

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,267,846	$ 470,023

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,893,322	$ 16,952	$ (89,387)	$ (72,435)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 7, 2017 pursuant to its current investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 989.00	$ 4.54	$ 1,020.20	$ 4.61	0.92%
Service Class	1,000.00	988.80	5.77	1,019.00	5.86	1.17

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.65
Duration †	3.56

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	47.5%
U.S. Government Obligations	31.9
Corporate Debt Securities	27.4
U.S. Government Agency Obligations	14.4
Asset-Backed Securities	3.9
Foreign Government Obligations	3.4
Mortgage-Backed Securities	2.6
Exchange-Traded Options Purchased	1.1
Short-Term U.S. Government Obligations	0.9
Securities Lending Collateral	0.6
Municipal Government Obligations	0.4
Over-the-Counter Interest Rate Swaptions Purchased	0.3
Certificates of Deposit	0.2
Short-Term Foreign Government Obligations	0.2
Net Other Assets (Liabilities) ^	(34.8)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1-Month LIBOR + 0.78%, 2.87% (A), 05/25/2034	$ 477,850	$ 478,329
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 04/25/2026 (B)	700,000	700,085
Babson CLO, Ltd. Series 2014-IIA, Class AR, 3-Month LIBOR + 1.15%, 3.50% (A), 10/17/2026 (B)	400,000	400,041
BlueMountain CLO, Ltd. Series 2013-3A, Class AR, 3-Month LIBOR + 0.89%, 3.25% (A), 10/29/2025 (B)	457,010	457,003
California Republic Auto Receivables Trust Series 2018-1, Class A1, 2.45%, 07/15/2019	600,000	600,021
Carlyle Global Market Strategies CLO, Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 1.14%, 3.49% (A), 10/16/2025 (B)	600,000	600,004
Cent CLO 21, Ltd. Series 2014-21A, Class A1BR, 3-Month LIBOR + 1.21%, 3.58% (A), 07/27/2026 (B)	700,000	700,026
Colony Starwood Homes Trust Series 2016-1A, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 07/17/2033 (B)	1,066,727	1,071,579
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 0.00% (A) (C), 07/17/2028 (B) (D) (E)	900,000	900,000
CVP Cascade CLO-1, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.50% (A), 01/16/2026 (B)	1,703,427	1,703,592
Denali Capital CLO XI, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 1.15%, 3.51% (A), 04/20/2027 (B)	1,200,000	1,200,166
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.25% (A), 10/15/2027 (B)	1,400,000	1,399,194
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 2.98% (A), 03/25/2035	366,996	369,509
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 2.92% (A), 06/20/2027 (B) (E)	500,000	500,000
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 2.90% (A), 01/16/2026 (B) (E)	400,000	402,840

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.48% (A), 01/20/2026 (B)	$ 1,371,163	$ 1,371,176
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	2,200,000	2,130,245
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 10/22/2025 (B)	1,300,000	1,300,162
KVK CLO, Ltd. Series 2013-2A, Class AR, 3-Month LIBOR + 1.15%, 3.50% (A), 01/15/2026 (B)	577,336	577,398
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.25% (A), 04/15/2028 (B)	1,600,000	1,597,947
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 2.90% (A), 10/15/2026 (B) (E)	800,000	800,000
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.79% (A), 12/26/2031 (B)	45,889	46,075
Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class AR, 3-Month LIBOR + 1.13%, 3.49% (A), 07/20/2026 (B)	800,000	800,101
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.58% (A), 10/20/2026 (B)	700,000	700,125
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.04% (A), 11/25/2065 (B)	571,274	578,595
Progress Residential Trust Series 2016-SFR1, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 09/17/2033 (B)	988,187	989,694
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.52% (A), 02/17/2032 (B)	1,785,843	1,824,535
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.62% (A), 11/15/2023 (B)	260,233	260,332
Westlake Automobile Receivables Trust Series 2016-3A, Class A2, 1.42%, 10/15/2019 (B)	89,001	88,954

Total Asset-Backed Securities (Cost $24,401,137)		24,547,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC 1.94% (F), 09/04/2018	$ 1,500,000	$ 1,500,000

Total Certificate of Deposit (Cost $1,500,000)		1,500,000

CORPORATE DEBT SECURITIES - 27.4%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.93%, 01/15/2025	400,000	379,745
Rolls-Royce PLC 3.63%, 10/14/2025 (B)	200,000	197,152

		576,897

Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	568,228	533,653
3.25%, 04/15/2030	189,566	180,214
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B) (E)	400,000	400,000
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	38,628	38,780
5.50%, 04/29/2022	29,513	30,083
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	1,764,806	1,680,978
United Airlines Pass-Through Trust
2.88%, 04/07/2030	876,212	811,022
3.10%, 04/07/2030	876,212	819,258

		4,493,988

Banks - 7.7%
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B)	2,300,000	2,254,680
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	938,315
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	5,413,000	5,097,283
Bank of Montreal 1.75%, 06/15/2021 (B)	1,600,000	1,538,877
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,123,958
4.34%, 01/10/2028	600,000	569,869
BNP Paribas SA 3.38%, 01/09/2025 (B)	1,400,000	1,322,556
Citigroup, Inc.
2.40%, 02/18/2020	4,800,000	4,738,806
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	1,310,000	1,313,968
4.40%, 06/10/2025	1,200,000	1,193,445
Citizens Bank NA 2.30%, 12/03/2018, MTN	300,000	299,584
Cooperatieve Rabobank UA 3.75%, 07/21/2026	1,000,000	936,134
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	2,500,000	2,408,985
HSBC USA, Inc.
2.38%, 11/13/2019	550,000	544,609
2.75%, 08/07/2020	1,770,000	1,753,714

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc. (continued)
3-Month LIBOR + 0.61%, 2.97% (A), 11/13/2019	$ 460,000	$ 462,080
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	198,146
3.90%, 07/15/2025	215,000	214,193
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	394,607
5.30%, 12/01/2045	200,000	199,052
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	750,000	744,967
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 1.88%, 4.18% (A), 03/01/2021	987,000	1,021,779
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	200,000	196,829
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	41,000	40,390
MUFG Bank, Ltd. 2.30%, 03/05/2020 (B)	350,000	344,515
National Australia Bank, Ltd. 1.38%, 07/12/2019	1,600,000	1,576,279
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	597,329
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	1,000,000	1,062,750
Santander Holdings USA, Inc. 2.70%, 05/24/2019	811,000	808,557
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,636,041
3.13%, 01/08/2021	200,000	197,228
Santander UK PLC 2.38%, 03/16/2020	3,400,000	3,348,443
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 (H)	400,000	405,400
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (G) (H)	EUR 700,000	971,143
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 1,790,000	1,767,347
Sumitomo Mitsui Financial Group, Inc. 2.63%, 07/14/2026 (I)	400,000	364,458
Swedbank AB 2.20%, 03/04/2020 (B)	1,190,000	1,174,662
Wells Fargo & Co.
2.50%, 03/04/2021	400,000	391,073
2.55%, 12/07/2020, MTN	160,000	157,473
3-Month LIBOR + 0.40%, 2.74% (A), 09/14/2018	900,000	900,716
3.00%, 02/19/2025, MTN	500,000	471,624
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	500,000	479,062
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	2,400,000	2,357,406

		48,518,332

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	600,000	582,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	$ 140,000	$ 140,379
Masco Corp. 4.45%, 04/01/2025	40,000	40,135
Owens Corning
3.40%, 08/15/2026	400,000	364,720
4.20%, 12/01/2024	50,000	49,329

		594,563

Capital Markets - 2.6%
Brighthouse Holdings LLC 6.50% (J), 07/27/2037 (B) (E) (G)	300,000	294,000
Charles Schwab Corp. Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	800,000	766,000
Credit Suisse Group AG Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	564,197
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	2,900,000	2,789,131
Deutsche Bank AG 4.25%, 10/14/2021	600,000	591,522
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	136,495
3.85%, 07/08/2024, MTN	4,700,000	4,660,519
Lazard Group LLC 3.75%, 02/13/2025	81,000	78,441
Moody’s Corp.
2.75%, 07/15/2019	200,000	199,590
5.25%, 07/15/2044	100,000	112,992
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	600,000	596,400
4.00%, 07/23/2025, MTN	140,000	139,574
5.50%, 07/24/2020, MTN	4,100,000	4,283,029
S&P Global, Inc. 4.40%, 02/15/2026	80,000	82,024
UBS AG 4.50%, 06/26/2048 (B) (E)	900,000	917,608

		16,211,522

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	37,707
7.00%, 10/15/2037 (B)	300,000	374,910
Republic Services, Inc. 3.55%, 06/01/2022	1,000,000	1,006,393

		1,419,010

Consumer Finance - 1.7%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.83% (A), 08/15/2019, MTN	700,000	702,423
3-Month LIBOR + 0.78%, 3.14% (A), 11/05/2018, MTN	170,000	170,336
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	800,000	788,352
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	315,505
3.50%, 07/10/2019	200,000	201,004
3.70%, 11/24/2020	1,590,000	1,598,657

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America 2.50%, 03/18/2019 (B)	$ 800,000	$ 796,311
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,566,982
2.70%, 02/03/2020	41,000	40,568
4.50%, 07/23/2025	1,780,000	1,748,156
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN	800,000	791,312
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	2,100,000	2,082,875

		10,802,481

Diversified Consumer Services - 0.5%
Nationwide Building Society 3.90%, 07/21/2025 (B)	3,200,000	3,170,476

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 07/01/2022	150,000	152,962
BRFkredit A/S 1.00%, 10/01/2018, MTN	DKK 3,400,000	534,476
Helios Leasing I LLC 1.56%, 09/28/2024	$ 109,087	103,777
ORIX Corp. 3.25%, 12/04/2024	900,000	859,902
Protective Life Global Funding 2.70%, 11/25/2020 (B)	1,590,000	1,568,716
Tagua Leasing LLC 1.58%, 11/16/2024	113,369	108,168
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	300,000	267,000

		3,595,001

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	170,000	171,899
3.40%, 05/15/2025	150,000	140,661
4.30%, 02/15/2030 (B)	1,161,000	1,095,875
5.25%, 03/01/2037	900,000	885,198
Verizon Communications, Inc.
3.38%, 02/15/2025	996,000	953,446
4.33%, 09/21/2028 (B)	1,641,000	1,626,397
4.52%, 09/15/2048	1,400,000	1,276,396
4.67%, 03/15/2055	200,000	177,627

		6,327,499

Electric Utilities - 1.6%
AEP Texas, Inc. 3.95%, 06/01/2028 (B) (E)	800,000	797,484
Appalachian Power Co. 3.40%, 06/01/2025	1,430,000	1,407,814
Duke Energy Corp.
3.75%, 04/15/2024	200,000	199,573
3.95%, 10/15/2023	500,000	505,630
4.80%, 12/15/2045	1,600,000	1,673,774
Duke Energy Florida LLC 3.80%, 07/15/2028	800,000	804,332

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA 3.63%, 10/13/2025 (B)	$ 1,500,000	$ 1,468,527
Entergy Louisiana LLC 3.30%, 12/01/2022	150,000	147,660
Entergy Mississippi, Inc. 2.85%, 06/01/2028	1,300,000	1,191,726
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	600,000	581,796
Pacific Gas & Electric Co. 3.50%, 06/15/2025	40,000	37,316
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,236,449

		10,052,081

Electrical Equipment - 0.0% (K)
Schneider Electric SE 2.95%, 09/27/2022 (B)	150,000	147,270

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	500,000	467,406
Flex, Ltd. 4.75%, 06/15/2025	50,000	50,480

		517,886

Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 4.50%, 11/01/2023	1,900,000	1,911,210

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	289,618
4.30%, 01/15/2026	800,000	800,424
4.50%, 07/30/2029	700,000	697,473
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,295,815
3.50%, 01/31/2023	100,000	98,369
4.00%, 06/01/2025	1,250,000	1,225,617
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	386,057
5.25%, 01/15/2023	1,600,000	1,676,540
Digital Realty Trust, LP 3.95%, 07/01/2022	1,830,000	1,848,702
Federal Realty Investment Trust 3.63%, 08/01/2046	250,000	217,175
Prologis, LP 3.75%, 11/01/2025	40,000	39,944
Unibail-Rodamco SE 3-Month LIBOR + 0.77%, 3.12% (A), 04/16/2019, MTN (H)	600,000	602,134
WP Carey, Inc. 4.60%, 04/01/2024	800,000	808,354

		9,986,222

Food & Staples Retailing - 0.0% (K)
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	88,448	83,893

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	49,419
4.38%, 06/01/2046	500,000	432,552

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mead Johnson Nutrition Co. 4.60%, 06/01/2044 (I)	$ 300,000	$ 312,781

		794,752

Gas Utilities - 0.3%
ONE Gas, Inc. 2.07%, 02/01/2019	900,000	896,845
Southern California Gas Co. 4.13%, 06/01/2048	900,000	901,818

		1,798,663

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 3.38%, 05/15/2022	1,430,000	1,410,726
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,624,102
3.15%, 04/01/2022	80,000	78,536
3.55%, 04/01/2025	80,000	76,153

		3,189,517

Health Care Providers & Services - 0.5%
Aetna, Inc. 3.50%, 11/15/2024	50,000	48,570
AHS Hospital Corp. 5.02%, 07/01/2045	600,000	682,855
CVS Health Corp.
4.10%, 03/25/2025	150,000	149,205
4.30%, 03/25/2028	600,000	591,846
4.78%, 03/25/2038	100,000	98,357
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	300,000	313,165
Humana, Inc. 4.80%, 03/15/2047	400,000	410,922
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	41,000	40,037
Northwell Healthcare, Inc. 3.98%, 11/01/2046	700,000	642,800

		2,977,757

Insurance - 1.9%
Brighthouse Financial, Inc. 4.70%, 06/22/2047	200,000	164,827
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	90,000	87,261
First American Financial Corp.
4.30%, 02/01/2023	100,000	99,700
4.60%, 11/15/2024	50,000	50,486
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	300,000	302,359
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	298,894
2.60%, 12/09/2020 (B)	1,580,000	1,555,307
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	50,000	49,511
Meiji Yasuda Life Insurance Co. Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B) (I)	900,000	907,875
MetLife, Inc. 4.05%, 03/01/2045	40,000	37,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	$ 250,000	$ 244,812
2.50%, 12/03/2020 (B) (I)	1,820,000	1,791,484
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,361,910
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	199,192
2.55%, 11/24/2020 (B)	1,590,000	1,565,891
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,279,498
3.00%, 04/18/2026 (B)	500,000	468,747
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	209,687
2.50%, 04/24/2019 (B)	100,000	99,638
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	1,200,000	1,147,598
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	91,633
XLIT, Ltd. 4.45%, 03/31/2025	40,000	39,355

		12,052,815

Internet & Direct Marketing Retail - 0.0% (K)
Amazon.com, Inc. 2.50%, 11/29/2022	200,000	194,099

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	28,000	27,915
4.50%, 10/15/2022	819,000	844,983

		872,898

Life Sciences Tools & Services - 0.0% (K)
Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	110,000	109,358

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	450,000	434,789

Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (I)	800,000	748,944
4.46%, 07/23/2022	2,000,000	2,024,574
5.38%, 05/01/2047	700,000	635,668
Comcast Corp.
4.40%, 08/15/2035	50,000	48,650
4.75%, 03/01/2044	2,400,000	2,362,908
Cox Communications, Inc. 3.25%, 12/15/2022 (B)	100,000	97,135
Discovery Communications LLC 5.00%, 09/20/2037	500,000	481,425
SES SA 3.60%, 04/04/2023 (B)	200,000	194,260
Sky PLC
3.13%, 11/26/2022 (B)	80,000	78,396
3.75%, 09/16/2024 (B)	200,000	198,845

		6,870,805

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
E.ON International Finance BV 6.65%, 04/30/2038 (B)	$ 666,000	$ 817,357
Sempra Energy 2.88%, 10/01/2022	150,000	145,337

		962,694

Oil, Gas & Consumable Fuels - 1.0%
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	500,000	490,005
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (H) (I)	400,000	421,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	386,486
4.75%, 01/15/2026	100,000	99,150
7.50%, 07/01/2038	150,000	171,198
Petroleos Mexicanos 6.00%, 03/05/2020	128,000	132,160
Pioneer Natural Resources Co. 7.50%, 01/15/2020	650,000	691,239
Plains All American Pipeline, LP / PAA Finance Corp. 3.60%, 11/01/2024	100,000	94,705
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	1,700,000	1,813,313
Shell International Finance BV 4.00%, 05/10/2046	800,000	774,796
TransCanada PipeLines, Ltd. 7.63%, 01/15/2039	400,000	522,561
TransCanada Trust Fixed until 03/15/2027, 5.30% (A), 03/15/2077	300,000	283,655
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	38,981
3.70%, 03/15/2028 (B) (I)	700,000	661,538

		6,580,787

Pharmaceuticals - 0.6%
Allergan Funding SCS 3.85%, 06/15/2024	100,000	98,200
Baxalta, Inc. 3.60%, 06/23/2022	50,000	49,486
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,600,000	1,586,188
ELI Lilly & Co. 3.10%, 05/15/2027	500,000	478,602
Johnson & Johnson 3.63%, 03/03/2037	800,000	781,762
Mylan, Inc. 4.55%, 04/15/2028 (B)	400,000	390,902
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	282,238
3.20%, 09/23/2026	500,000	458,194

		4,125,572

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,300,000	1,271,497
5.15%, 09/01/2043	200,000	221,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian National Railway Co. 2.25%, 11/15/2022	$ 400,000	$ 381,530
JB Hunt Transport Services, Inc. 2.40%, 03/15/2019	100,000	99,748
Kansas City Southern 4.95%, 08/15/2045	500,000	502,723
Union Pacific Corp. 4.10%, 09/15/2067	300,000	263,212

		2,740,376

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 4.10%, 05/11/2047	700,000	697,996

Software - 0.3%
Autodesk, Inc. 4.38%, 06/15/2025	100,000	100,700
Microsoft Corp. 4.10%, 02/06/2037	800,000	833,500
Oracle Corp. 2.95%, 05/15/2025	1,250,000	1,193,322

		2,127,522

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	300,000	289,943
4.85%, 04/01/2024	100,000	99,248

		389,191

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.66% (A), 05/06/2019	400,000	400,969
2.90%, 09/12/2027	400,000	375,496
3.20%, 05/11/2027	400,000	385,789
3.35%, 02/09/2027	400,000	390,599
3.75%, 09/12/2047	300,000	281,165
4.65%, 02/23/2046	400,000	430,920
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (B)	1,100,000	1,291,575

		3,556,513

Tobacco - 0.3%
BAT Capital Corp. 4.39%, 08/15/2037 (B)	1,300,000	1,219,584
BAT International Finance PLC 3.50%, 06/15/2022 (B)	50,000	49,525
Imperial Brands Finance PLC 3.75%, 07/21/2022 (B)	200,000	198,511
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	50,311
4.85%, 09/15/2023	100,000	103,944

		1,621,875

Trading Companies & Distributors - 0.1%
GATX Corp. 3.25%, 09/15/2026	400,000	369,312

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	600,000	593,003

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Sydney Airport Finance Co. Pty, Ltd. 3.38%, 04/30/2025 (B)	$ 50,000	$ 47,828

		640,831

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	600,000	595,380
5.15%, 09/20/2029 (B)	600,000	588,000

		1,183,380

Total Corporate Debt Securities (Cost $176,967,409)		173,282,316

FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
Canada - 0.5%
Province of Ontario 1.65%, 09/27/2019	1,200,000	1,185,540
Province of Quebec 2.50%, 04/20/2026	1,700,000	1,616,770

		2,802,310

Japan - 1.0%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,709,803
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	2,600,000	2,510,651

		6,220,454

Kuwait - 0.1%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	800,000	778,736

Qatar - 0.8%
Qatar Government International Bond
2.38%, 06/02/2021 (H)	4,100,000	3,956,910
4.50%, 01/20/2022 (H)	700,000	716,275
5.10%, 04/23/2048 (B)	600,000	598,176

		5,271,361

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B) (E)	CAD 400,000	299,955
3-Month LIBOR + 0.70%, 3.02% (A), 05/26/2019	$ 800,000	800,936

		1,100,891

Saudi Arabia - 0.7%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	4,300,000	4,088,784
4.63%, 10/04/2047 (B) (I)	600,000	559,308

		4,648,092

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	700,000	651,420

Total Foreign Government Obligations (Cost $22,237,688)		21,473,264

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.6%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (H)	GBP 438,215	$ 582,029
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.53% (A), 07/25/2035	$ 21,971	22,054
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 2.95% (A), 07/15/2034 (B)	2,622,683	2,622,678
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 1-Month LIBOR + 0.60%, 2.69% (A), 05/25/2035	59,564	54,940
COMM Mortgage Trust Series 2018-HOME, Class A, 3.82% (A), 04/10/2033 (B)	700,000	704,037
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,600,000	1,588,811
Dukinfield PLC Series 1, Class A, 3-Month GBP LIBOR + 1.00%, 1.64% (A), 08/15/2045 (H)	GBP 243,290	322,747
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.78% (A), 12/10/2044 (H)	298,203	389,987
Federal Home Loan Mortgage Corp. 3.21% (A), 04/25/2028	$ 1,700,000	1,668,813
Gemgarto PLC Series 2015-1, Class A, 3-Month GBP LIBOR + 0.95%, 1.58% (A), 02/16/2047 (H)	GBP 8,290	10,945
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B) (E)	$ 900,000	901,794
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (L)	1,233,307	1,205,894
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.77% (A), 04/25/2028	574,861	553,859
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	1,600,000	1,574,423
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.13% (A), 12/15/2048	1,834,075	67,610
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.61% (A), 05/25/2035	125,377	125,697

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.80% (A), 06/10/2043 (H)	GBP 544,999	$ 713,823
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 1-Month LIBOR + 0.24%, 2.33% (A), 03/25/2035	$ 495,262	465,880
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.82% (A), 06/10/2059 (H)	GBP 783,095	1,006,908
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.37% (A), 06/10/2059 (H)	150,578	187,375
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.97% (A), 06/10/2059 (H)	180,532	227,250
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.17% (A), 06/10/2059 (H)	141,673	179,002
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	$ 1,500,000	1,466,869

Total Mortgage-Backed Securities (Cost $16,864,041)		16,643,425

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	275,614
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	279,478
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	427,041

		982,133

Illinois - 0.1%
City of Chicago, General Obligation Unlimited, Series B, 7.05%, 01/01/2029	500,000	542,650

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	450,000	410,180

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	380,000	388,037

New York - 0.0% (K)
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	200,000	212,414

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (K)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 2.84% (A), 12/26/2031	$ 52,332	$ 52,361

West Virginia - 0.0% (K)
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	225,000	224,210

Total Municipal Government Obligations (Cost $2,733,546)		2,811,985

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (M)	14,450,000	14,230,447
2.38%, 01/13/2022 (M)	10,800,000	10,658,239
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 2.67% (A), 02/25/2023	954,235	956,928
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.26% (A), 01/15/2038	1,681,463	1,679,783
1-Month LIBOR + 0.40%, 2.47% (A), 02/15/2041 - 09/15/2045	1,270,270	1,277,686
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.40% (A), 01/15/2038	1,681,463	71,164
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.82% (A), 09/15/2043	1,783,315	299,914
Federal National Mortgage Association
3.50%, 06/01/2045	386,732	386,070
3.50%, TBA (D)	50,800,000	50,514,787
3.70%, 09/01/2034	939,193	943,043
4.50%, 04/01/2028 - 10/01/2041	616,878	647,949
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.66% (A), 06/25/2041	1,122,618	1,134,853
1-Month LIBOR + 0.75%, 2.84% (A), 05/25/2040	940,838	952,206
1-Month LIBOR + 0.85%, 2.94% (A), 11/25/2039	2,956,635	3,030,245
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	968,183	90,995
Government National Mortgage Association 1-Month LIBOR + 0.80%, 2.72% (A), 05/20/2066 - 06/20/2066	4,084,205	4,143,042

Total U.S. Government Agency Obligations (Cost $90,807,861)		91,017,351

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 31.9%
U.S. Treasury - 31.6%
U.S. Treasury Bond
2.75%, 08/15/2047	$ 4,700,000	$ 4,485,012
2.88%, 11/15/2046 (M)	1,598,000	1,564,604
3.00%, 11/15/2045	70,000	70,246
3.00%, 02/15/2048 (M)	6,800,000	6,822,844
3.13%, 05/15/2048 (M)	2,000,000	2,055,547
3.38%, 05/15/2044 (M)	500,000	535,840
4.25%, 05/15/2039 (M)	5,100,000	6,152,074
4.38%, 11/15/2039	1,400,000	1,719,484
4.50%, 08/15/2039 (M)	32,800,000	40,898,781
U.S. Treasury Note
1.25%, 04/30/2019 (M)	3,400,000	3,370,117
1.38%, 05/31/2021 (M) (N)	740,000	714,129
1.75%, 01/31/2023	400,000	383,297
1.88%, 03/31/2022 - 04/30/2022 (M)	40,400,000	39,233,703
1.88%, 07/31/2022 (M) (N)	1,100,000	1,064,894
2.00%, 12/31/2021 (M) (N)	4,600,000	4,497,937
2.25%, 02/15/2027 - 11/15/2027 (M)	73,880,000	70,448,279
2.38%, 05/15/2027 (M)	5,600,000	5,392,844
2.75%, 04/30/2023 - 05/31/2023 (M)	4,500,000	4,505,133
2.88%, 05/15/2028 (D) (M)	5,700,000	5,711,355

		199,626,120

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Bond 1.00%, 02/15/2046 (M)	1,902,816	1,959,724

Total U.S. Government Obligations (Cost $206,161,728)		201,585,844

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Greece - 0.2%
Hellenic Republic Treasury Bill
1.08% (F), 10/05/2018	EUR 300,000	349,479
1.27% (F), 03/15/2019	600,000	695,641

Total Short-Term Foreign Government Obligations (Cost $1,101,727)		1,045,120

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
1.83% (F), 08/02/2018 (O) (P)	$ 143,000	142,764
1.85% (F), 08/02/2018	1,169,000	1,167,044
1.86% (F), 08/02/2018	190,000	189,681
1.87% (F), 08/02/2018	731,000	729,772
1.92% (F), 09/27/2018 (P)	469,000	466,817
1.93% (F), 09/13/2018 (P)	108,000	107,575
1.96% (F), 10/04/2018 (O) (P)	2,660,000	2,646,381

Total Short-Term U.S. Government Obligations (Cost $5,450,034)		5,450,034

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	3,809,813	3,809,813

Total Securities Lending Collateral (Cost $3,809,813)		3,809,813

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 47.5%

Fixed Income Clearing Corp., 0.90% (F), dated 06/29/2018, to be repurchased at $11,812,228 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $12,049,387.

	$ 11,811,342	$ 11,811,342
HSBC Bank PLC, 2.07% (F), dated 06/27/2018, to be repurchased at $50,023,000 on 07/05/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 01/15/2019, and Cash with a value of $51,443,489	50,000,000	50,000,000
HSBC Bank PLC, 2.07% (F), dated 06/28/2018, to be repurchased at $110,044,275 on 07/05/2018. Collateralized by U.S. Government Obligations, 3.00% - 3.38%, due 01/15/2019 - 05/15/2047, and Cash with a total value of $113,174,537.	110,000,000	110,000,000
HSBC Bank PLC, 2.26% (F), dated 06/29/2018, to be repurchased at $15,502,919 on 07/02/2018. Collateralized a by U.S. Government Obligation, 2.88%, due 04/30/2025, and Cash with a value of $15,957,637.	15,500,000	15,500,000
Merrill Lynch Pierce Fenner & Smith, 2.10% (F), dated 07/02/2018, to be repurchased at $33,701,966 on 07/03/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $34,388,702.	33,700,000	33,700,000
RBC Capital Markets LLC, 2.22% (F), dated 06/29/2018, to be repurchased at $79,014,615 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.38%, due 02/28/2019, and with a value of $80,728,668.	79,000,000	79,000,000

Total Repurchase Agreements (Cost $300,011,342)		300,011,342

Total Investments Excluding Purchased Options/Swaptions (Cost $852,046,326)		843,178,222
Total Purchased Options/Swaptions - 1.4% (Cost $7,638,383)		8,936,948

Total Investments (Cost $859,684,709)		852,115,170
Net Other Assets (Liabilities) - (34.8)%		(220,078,969)

Net Assets - 100.0%		$ 632,036,201

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (21.7)%

Bank of Nova Scotia, 1.91% (F), dated 04/13/2018, to be repurchased at $(7,054,525) on 07/12/2018. Collateralized by U.S. Government Obligations, 4.50%, due 08/15/2039, and Cash with a total value of $(7,029,145).

	$ (7,021,000)	$ (7,021,000)
Bank of Nova Scotia, 1.96% (F), dated 05/02/2018, to be repurchased at $(44,829,780) on 07/10/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 03/31/2022 - 08/15/2027, and Cash with a total value of $(44,771,080).	(44,662,000)	(44,662,000)
Deutsche Bank Securities, Inc., 2.10% (F), dated 06/27/2018, to be repurchased at $(5,944,851) on 07/11/2018. Collateralized by U.S. Government Obligations, 2.75% - 3.13%, due 04/30/2023 - 05/15/2048, and with a total value of $(5,980,699).	(5,940,000)	(5,940,000)
JPMorgan Securities LLC, 1.87% (F), dated 06/22/2018, to be repurchased at $(6,641,021) on 07/24/2018. Collateralized by a U.S. Government Obligations, 3.00% , due 02/15/2048, and Cash with a total value of $(6,818,359).	(6,630,000)	(6,630,000)
Merrill Lynch Pierce Fenner & Smith, 1.99% (F), dated 05/09/2018, to be repurchased at $(5,422,521) on 07/10/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(5,410,705).	(5,404,000)	(5,404,000)
RBS Securities, Inc., 1.93% (F), dated 04/18/2018, to be repurchased at $(4,544,564) on 07/18/2018. Collateralized by U.S. Government Obligations, 4.50%, due 08/15/2039, and Cash with a total value of $(4,454,272).	(4,522,500)	(4,522,500)
RBS Securities, Inc., 2.06% (F), dated 05/21/2018, to be repurchased at $(42,565,397) on 07/23/2018. Collateralized by U.S. Government Obligations, 2.25%, due 02/15/2027, and Cash with a total value of $(42,421,947).	(42,412,500)	(42,412,500)
RBS Securities, Inc., 2.07% (F), dated 05/22/2018, to be repurchased at $(6,360,093) on 07/23/2018. Collateralized by U.S. Government Obligations, 4.50%, due 08/15/2039, and Cash with a total value of $(6,438,124).	(6,337,500)	(6,337,500)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.16% (F), dated 06/13/2018, to be repurchased at $(3,728,665) on 07/05/2018. Collateralized by U.S. Government Obligations, 4.50%, due 08/15/2039, and Cash with a total value of $(3,712,857).

	$ (3,723,750)	$ (3,723,750)
Royal Bank of Canada, 2.00% (F), dated 05/18/2018, to be repurchased at $(972,641) on 07/06/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(1,011,353).	(970,000)	(970,000)
Royal Bank of Canada, 2.03% (F), dated 05/11/2018, to be repurchased at $(5,565,328) on 07/11/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(5,688,861).	(5,546,250)	(5,546,250)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.05% (F), dated 05/22/2018, to be repurchased at $(1,587,076) on 07/09/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(1,643,449).

	$ (1,582,750)	$ (1,582,750)
Royal Bank of Canada, 2.35% (F), dated 06/29/2018, to be repurchased at $(2,404,441) on 07/05/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(2,401,963).	(2,403,500)	(2,403,500)

Total Reverse Repurchase Agreements (Cost $137,155,750)		$ (137,155,750)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	121.00	07/27/2018	USD	13,220,900	110	$25,952	$20,625
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	305,272,951	1,123	6,070,419	7,097,360

Total							$6,096,371	$7,117,985

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD	41,200,000	$59,452	$3,052
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	41,200,000	91,274	3,537
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	46,000,000	48,300	11,507
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	145,300,000	525,986	563,986
Put - Receives Floating Rate Index 3-Month USD-LIBOR (E)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	8,600,000	817,000	1,236,881

Total								$1,542,012	$1,818,963

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	120.00	07/27/2018	USD	13,220,900	110	$(61,705)	$(60,156)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.73%	07/18/2018	USD	2,100,000	$(1,942)	$(857)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.75	07/18/2018	USD	1,600,000	(1,520)	(534)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.85	07/18/2018	USD	1,200,000	(1,236)	(254)

Total							$(4,698)	$(1,645)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02%	06/21/2021	USD	145,300,000	$(682,910)	$(747,904)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	8,700,000	(91,706)	(8,942)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	9,200,000	(48,300)	(15,299)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	43,000,000	(817,000)	(1,937,795)

Total								$(1,639,916)	$(2,709,940)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(1,706,319)	$(2,771,741)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/ Quarterly	06/21/2027	USD	15,400,000	$1,778,764	$1,166,671	$612,093
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/ Quarterly	12/21/2026	USD	500,000	45,099	24,012	21,087
3-Month USD-LIBOR	Receive	2.25	Quarterly/ Semi-Annually	12/16/2022	USD	700,000	(18,956)	3,218	(22,174)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	71,200,000	4,211,169	4,380,296	(169,127)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	2,100,000	79,491	23,456	56,035
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	12/20/2047	USD	3,700,000	172,095	(70,181)	242,276
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/ Annually	02/03/2037	EUR	5,100,000	30,245	(73,510)	103,755
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	8,700,000	54,338	194,572	(140,234)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	4,600,000	(118,787)	(82,153)	(36,634)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	480,000,000	(86,197)	65,827	(152,024)

Total							$6,147,261	$5,632,208	$515,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$9,995	$(139,668)	$149,663
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	(638)	(102,462)	101,824

Total							$9,357	$(242,130)	$251,487

Total Return Swap Agreements (T)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	Receive	Quarterly	08/22/2018	USD	582,693	97	$(8,309)	$(276)	$(8,033)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	64,793,936	10,578	(2,199,654)	—	(2,199,654)

Total								$(2,207,963)	$(276)	$(2,207,687)

Value
OTC Swap Agreements, at value (Assets)	$9,995
OTC Swap Agreements, at value (Liabilities)	$(2,208,601)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	304	09/17/2018	$74,123,629	$74,134,200	$10,571	$—
90-Day Eurodollar	Long	223	12/17/2018	54,459,673	54,278,200	—	(181,473)
90-Day Eurodollar	Long	418	03/18/2019	102,008,210	101,615,800	—	(392,410)
90-Day Eurodollar	Short	(330)	06/17/2019	(80,636,429)	(80,144,625)	491,804	—
90-Day Eurodollar	Short	(195)	09/16/2019	(47,626,119)	(47,326,500)	299,619	—
90-Day Eurodollar	Short	(741)	12/16/2019	(180,749,770)	(179,757,337)	992,433	—
90-Day Eurodollar	Short	(418)	03/16/2020	(101,803,383)	(101,385,900)	417,483	—
5-Year U.S. Treasury Note	Long	29	09/28/2018	3,288,817	3,294,898	6,081	—
10-Year U.S. Treasury Note	Short	(114)	09/19/2018	(13,692,512)	(13,701,375)	—	(8,863)
Euro OAT Index	Short	(37)	09/06/2018	(6,601,840)	(6,677,457)	—	(75,617)
German Euro Bund Index	Short	(9)	09/06/2018	(1,701,217)	(1,708,433)	—	(7,216)
Russell 2000® Mini Index	Long	382	09/21/2018	32,049,086	31,467,250	—	(581,836)
S&P 500® E-Mini Index	Long	2,087	09/21/2018	290,080,867	283,998,960	—	(6,081,907)
U.S. Treasury Bond	Long	74	09/19/2018	10,897,335	11,079,500	182,165	—

Total						$2,400,156	$(7,329,322)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/03/2018	USD	69,432	EUR	60,000	$—	$(651)
BOA	08/24/2018	USD	1,601,000	RUB	99,342,050	28,526	—
CITI	07/02/2018	USD	148,871	DKK	895,000	8,567	—
CITI	07/10/2018	RUB	288,420,615	USD	4,560,817	26,910	—
CITI	08/15/2018	JPY	336,469,613	USD	3,087,727	—	(39,086)
CITI	03/15/2019	USD	763,647	EUR	600,000	48,194	—
CSS	10/05/2018	USD	123,963	EUR	100,000	6,321	—
CSS	10/05/2018	USD	249,499	EUR	200,000	14,215	—
GSB	07/03/2018	USD	1,044,371	EUR	894,000	140	—
GSB	07/03/2018	USD	3,995,568	GBP	2,996,000	41,083	—
GSB	08/08/2018	ZAR	14,700,000	USD	1,064,284	1,955	—
GSB	08/08/2018	USD	625,859	ZAR	8,682,000	—	(3,875)
GSB	08/24/2018	USD	573,000	RUB	35,904,180	4,677	—
HSBC	07/10/2018	USD	4,575,926	RUB	288,420,615	—	(11,802)
HSBC	08/24/2018	USD	1,499,514	RUB	93,722,300	15,994	—
HSBC	08/24/2018	RUB	288,420,615	USD	4,554,465	10,911	—
HSBC	10/01/2018	USD	140,724	DKK	895,000	—	(597)
JPM	07/03/2018	USD	303,244	CAD	393,000	4,287	—
JPM	07/03/2018	GBP	269,000	USD	359,023	—	(3,964)
JPM	08/08/2018	USD	477,811	ZAR	6,097,729	35,522	—
JPM	08/24/2018	USD	994,000	RUB	62,244,280	8,743	—
JPM	10/01/2018	USD	514,181	DKK	3,490,000	—	(36,890)
JPM	10/01/2018	DKK	56,000	USD	8,685	158	—

Total						$256,203	$(96,865)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$24,547,728	$—	$24,547,728
Certificate of Deposit	—	1,500,000	—	1,500,000
Corporate Debt Securities	—	173,282,316	—	173,282,316
Foreign Government Obligations	—	21,473,264	—	21,473,264
Mortgage-Backed Securities	—	16,643,425	—	16,643,425
Municipal Government Obligations	—	2,811,985	—	2,811,985
U.S. Government Agency Obligations	—	91,017,351	—	91,017,351
U.S. Government Obligations	—	201,585,844	—	201,585,844
Short-Term Foreign Government Obligations	—	1,045,120	—	1,045,120
Short-Term U.S. Government Obligations	—	5,450,034	—	5,450,034
Securities Lending Collateral	3,809,813	—	—	3,809,813
Repurchase Agreements	—	300,011,342	—	300,011,342
Exchange-Traded Options Purchased	7,117,985	—	—	7,117,985
Over-the-Counter Interest Rate Swaptions Purchased	—	1,818,963	—	1,818,963

Total Investments	$10,927,798	$841,187,372	$—	$852,115,170

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$6,371,201	$—	$6,371,201
Over-the-Counter Credit Default Swap Agreements	—	9,995	—	9,995
Futures Contracts (V)	2,400,156	—	—	2,400,156
Forward Foreign Currency Contracts (V)	—	256,203	—	256,203

Total Other Financial Instruments	$2,400,156	$6,637,399	$—	$9,037,555

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(137,155,750)	$—	$(137,155,750)
Exchange-Traded Options Written	(60,156)	—	—	(60,156)
Over-the-Counter Credit Default Swaptions Written	—	(1,645)	—	(1,645)
Over-the-Counter Interest Rate Swaptions Written	—	(2,709,940)	—	(2,709,940)
Centrally Cleared Interest Rate Swap Agreements	—	(223,940)	—	(223,940)
Over-the-Counter Credit Default Swap Agreements	—	(638)	—	(638)
Over-the-Counter Total Return Swap Agreements	—	(2,207,963)	—	(2,207,963)
Futures Contracts (V)	(7,329,322)	—	—	(7,329,322)
Forward Foreign Currency Contracts (V)	—	(96,865)	—	(96,865)

Total Other Financial Instruments	$(7,389,478)	$(142,396,741)	$—	$(149,786,219)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $95,749,717, representing 15.1% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Illiquid security. At June 30, 2018, the value of such securities amounted to $6,213,681 or 1.0% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at June 30, 2018.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $10,692,928, representing 1.7% of the Portfolio’s net assets.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,731,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2018; the maturity date disclosed is the ultimate maturity date.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the value of the security is $1,205,894, representing 0.2% of the Portfolio’s net assets.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $2,079,212.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,941,914.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $3,507,994.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $559,673,367) (including securities loaned of $3,731,708)	$552,103,828
Repurchase agreement, at value (cost $300,011,342)	300,011,342
Cash	1,445
Cash collateral pledged at broker:
Centrally cleared swap agreements	469,000
Futures contracts	11,680,000
Foreign currency, at value (cost $462,099)	450,009
Receivables and other assets:
Shares of beneficial interest sold	1,845
Investments sold	43,638
When-issued, delayed-delivery, forward and TBA commitments sold	28,861,633
Interest	3,824,851
Tax reclaims	723
Net income from securities lending	261
Variation margin receivable on centrally cleared swap agreements	255,576
Variation margin receivable on futures contracts	464,261
Prepaid expenses	2,180
OTC swap agreements, at value	9,995
Unrealized appreciation on forward foreign currency contracts	256,203

Total assets	898,436,790

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	156,509
Sale-buyback financing transactions	5,708,791
Investments purchased	27,991,209
When-issued, delayed-delivery, forward and TBA commitments purchased	85,501,115
Investment management fees	407,826
Distribution and service fees	125,541
Transfer agent costs	1,451
Trustees, CCO and deferred compensation fees	2,408
Audit and tax fees	16,830
Custody fees	27,262
Legal fees	8,152
Printing and shareholder reports fees	55,939
Interest	346,231
Deferred income for sale-buyback financing transactions	387
Other	8,168
Collateral for securities on loan	3,809,813
Reverse repurchase agreements, at value (cost $137,155,750)	137,155,750
Written options and swaptions, at value (premium received $1,706,319)	2,771,741
OTC swap agreements, at value	2,208,601
Unrealized depreciation on forward foreign currency contracts	96,865

Total liabilities	266,400,589

Net assets	$632,036,201

Net assets consist of:
Capital stock ($0.01 par value)	$511,371
Additional paid-in capital	574,213,639
Undistributed (distributions in excess of) net investment income (loss)	23,064,853
Accumulated net realized gain (loss)	49,098,528
Net unrealized appreciation (depreciation) on:
Investments	(7,569,539)
Written options and swaptions	(1,065,422)
Swap agreements	(1,441,147)
Futures contracts	(4,929,166)
Forward foreign currency contracts	159,338
Translation of assets and liabilities denominated in foreign currencies	(6,254)

Net assets	$632,036,201

Net assets by class:
Initial Class	$6,422,025
Service Class	625,614,176

Shares outstanding:
Initial Class	512,407
Service Class	50,624,666

Net asset value and offering price per share:
Initial Class	$12.53
Service Class	12.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$8,547,342
Net income (loss) from securities lending	3,493
Withholding taxes on foreign income	13

Total investment income	8,550,848

Expenses:
Investment management fees	2,583,432
Distribution and service fees:
Service Class	795,383
Transfer agent costs	4,732
Trustees, CCO and deferred compensation fees	10,241
Audit and tax fees	16,524
Custody fees	100,646
Legal fees	20,151
Printing and shareholder reports fees	29,886
Interest	168,631
Other	9,347

Total expenses	3,738,973

Net investment income (loss)	4,811,875

Net realized gain (loss) on:
Investments	(5,430,292)
Written options and swaptions	87,375
Swap agreements	4,612,394
Futures contracts	13,145,733
Forward foreign currency contracts	(1,603,686)
Foreign currency transactions	(105,899)
TBA short commitments	(2,344)

Net realized gain (loss)	10,703,281

Net change in unrealized appreciation (depreciation) on:
Investments	(13,128,408)
Written options and swaptions	(756,497)
Swap agreements	(2,220,926)
Futures contracts	(8,228,995)
Forward foreign currency contracts	1,165,823
Translation of assets and liabilities denominated in foreign currencies	(77,843)

Net change in unrealized appreciation (depreciation)	(23,246,846)

Net realized and change in unrealized gain (loss)	(12,543,565)

Net increase (decrease) in net assets resulting from operations	$(7,731,690)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$4,811,875	$7,121,962
Net realized gain (loss)	10,703,281	60,945,407
Net change in unrealized appreciation (depreciation)	(23,246,846)	8,657,820

Net increase (decrease) in net assets resulting from operations	(7,731,690)	76,725,189

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(34,865)
Service Class	—	(1,965,420)

Total dividends and/or distributions from net investment income	—	(2,000,285)

Net realized gains:
Initial Class	—	(318,565)
Service Class	—	(32,219,227)

Total dividends and/or distributions from net realized gains	—	(32,537,792)

Total dividends and/or distributions to shareholders	—	(34,538,077)

Capital share transactions:
Proceeds from shares sold:
Initial Class	127,842	358,228
Service Class	2,823,114	13,591,174

	2,950,956	13,949,402

Dividends and/or distributions reinvested:
Initial Class	—	353,430
Service Class	—	34,184,647

	—	34,538,077

Cost of shares redeemed:
Initial Class	(408,209)	(903,672)
Service Class	(38,687,240)	(70,008,778)

	(39,095,449)	(70,912,450)

Net increase (decrease) in net assets resulting from capital share transactions	(36,144,493)	(22,424,971)

Net increase (decrease) in net assets	(43,876,183)	19,762,141

Net assets:
Beginning of period/year	675,912,384	656,150,243

End of period/year	$632,036,201	$675,912,384

Undistributed (distributions in excess of) net investment income (loss)	$23,064,853	$18,252,978

Capital share transactions - shares:
Shares issued:
Initial Class	10,146	28,946
Service Class	228,130	1,129,505

	238,276	1,158,451

Shares reinvested:
Initial Class	—	29,477
Service Class	—	2,887,217

	—	2,916,694

Shares redeemed:
Initial Class	(32,360)	(73,064)
Service Class	(3,109,110)	(5,727,199)

	(3,141,470)	(5,800,263)

Net increase (decrease) in shares outstanding:
Initial Class	(22,214)	(14,641)
Service Class	(2,880,980)	(1,710,477)

	(2,903,194)	(1,725,118)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2018

(unaudited)

Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(7,731,690)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(323,143,491)
Proceeds from long-term investments	334,058,223
Purchases to cover securities sold short	(24,583,688)
Proceeds from securities sold short	24,581,344
Net purchases/proceeds of short-term investments	134,594,732
Net change in unrealized appreciation (depreciation)	23,246,846
Net realized gain (loss)	(10,703,281)
Net amortization (accretion) of discount and premium	45,405
(Increase) decrease in receivables for investments sold	3,684,491
(Increase) decrease in receivables for interest	564,229
(Increase) decrease in receivables for net income from securities lending	362
(Increase) decrease in prepaid expenses	(2,180)
Increase (decrease) in payables for investments purchased	(95,092,801)
Increase (decrease) in dividends and interest payable	57,410
Increase (decrease) in accrued liabilities	(85,254)
Increase (decrease) in collateral for securities on loan	1,095,938
Net cash provided by (used for) swap agreement transactions	5,377,713
Net cash provided by (used for) written options and swaptions transactions	810,112
Net cash provided by (used for) in futures contracts transactions	3,720,870
Net cash provided by (used for) forward foreign currency contracts	(1,787,428)

Net cash provided by (used for) operating activities	68,707,862

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	(778,679)
Increase (decrease) in payable reverse repurchase agreements	(9,816,125)
Proceeds from shares sold, net of receivable for shares sold	2,949,609
Payment of shares redeemed, net of payable for shares redeemed	(39,266,723)
Proceeds from Sale-buyback financing transactions	649,117,500
Payments from Sale-buyback financing transactions	(671,899,100)

Net cash provided by (used for) financing activities	(69,693,518)

Net increase (decrease) in cash and foreign currencies	(985,656)

Cash and foreign currencies, at beginning of period (A) (B)	$13,586,110

Cash and foreign currencies, at end of period (B)	$12,600,454

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$111,221

(A)	Beginning balance is reflective of Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force.
(B)	For the period ended June 30, 2018, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash	$—	$1,445
Cash collateral pledged at broker:
Reverse repurchase agreements	270,000	—
Centrally cleared swap agreements	858,000	469,000
Futures contracts	12,260,000	11,680,000
Foreign currency, at value	578,110	450,009

Total assets	13,966,110	12,600,454

Liabilities:
Cash collateral received at broker:
OTC derivatives	380,000	—

Total liabilities	380,000	—

Net cash per statement of assets and liabilities	$13,586,110	$12,600,454

Total cash and foreign currencies per statement of cash flows	$13,586,110	$12,600,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.67		$11.91		$11.33		$12.00	$11.59	$10.40

Investment operations:
Net investment income (loss) (A)	0.11		0.16		0.10	(B)	0.04	0.02	0.01
Net realized and unrealized gain (loss)	(0.25)		1.28		0.54		(0.31)	0.90	1.25

Total investment operations	(0.14)		1.44		0.64		(0.27)	0.92	1.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)		(0.06)		—	(0.13)	(0.07)
Net realized gains	—		(0.61)		—		(0.40)	(0.38)	—

Total dividends and/or distributions to shareholders	—		(0.68)		(0.06)		(0.40)	(0.51)	(0.07)

Net asset value, end of period/year	$12.53		$12.67		$11.91		$11.33	$12.00	$11.59

Total return (C)	(1.10	)%(D)	12.42%		5.65%		(2.27)%	8.05%	12.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,422		$6,772		$6,540		$6,714	$7,308	$7,332
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.93%		0.87%		0.86%	0.86%	0.90%
Including waiver and/or reimbursement and recapture	0.92	%(E)	0.93%		0.86	%(B)	0.86%	0.86%	0.91%
Net investment income (loss) to average net assets	1.75	%(E)	1.31%		0.84	%(B)	0.32%	0.20%	0.10%
Portfolio turnover rate	19	%(D)(F)	50	%(F)	59	%(F)	70%	25%	54	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.51		$11.76		$11.20		$11.90	$11.51	$10.35

Investment operations:
Net investment income (loss) (A)	0.09		0.13		0.07	(B)	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.24)		1.27		0.52		(0.31)	0.90	1.24

Total investment operations	(0.15)		1.40		0.59		(0.30)	0.89	1.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)		(0.03)		—	(0.12)	(0.06)
Net realized gains	—		(0.61)		—		(0.40)	(0.38)	—

Total dividends and/or distributions to shareholders	—		(0.65)		(0.03)		(0.40)	(0.50)	(0.06)

Net asset value, end of period/year	$12.36		$12.51		$11.76		$11.20	$11.90	$11.51

Total return (C)	(1.20	)%(D)	12.04%		5.38%		(2.55)%	7.83%	11.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$625,614		$669,140		$649,610		$607,082	$566,312	$308,591
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(E)	1.18%		1.12%		1.11%	1.11%	1.15%
Including waiver and/or reimbursement and recapture	1.17	%(E)	1.18%		1.11	%(B)	1.11%	1.11%	1.16%
Net investment income (loss) to average net assets	1.49	%(E)	1.06%		0.59	%(B)	0.07%	(0.05)%	(0.16)%
Portfolio turnover rate	19	%(F)	50	%(F)	59	%(F)	70%	25%	54	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 128,583,869	181	1.72%

Open reverse repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2018, the Portfolio earned price drop fee income of $124,930. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 20,687,772	175	1.62%

Open sale-buyback financing transactions at June 30, 2018, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,239,169	$—	$—	$—	$3,239,169
Foreign Government Obligations	570,644	—	—	—	570,644
Total Securities Lending Transactions	$3,809,813	$—	$—	$—	$3,809,813
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$138,828,953	$—	$—	$138,828,953
Cash	(1,673,203)	—	—	—	(1,673,203)
Total Reverse Repurchase Agreements	$(1,673,203)	$138,828,953	$—	$—	$137,155,750
Sale Buy-back Transactions
U.S. Government Obligations	$—	$5,708,791	$—	$—	$5,708,791
Total Borrowings	$2,136,610	$144,537,744	$—	$—	$146,674,354

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle swaptions: The Portfolio may purchase or write straddle swaption agreements which is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,839,588	$—	$7,097,360	$—	$—	$8,936,948
Centrally cleared swap agreements, at value (B) (C)	6,371,201	—	—	—	—	6,371,201
OTC swap agreements, at value	—	—	—	9,995	—	9,995
Net unrealized appreciation on futures contracts (B) (D)	2,400,156	—	—	—	—	2,400,156
Unrealized appreciation on forward foreign currency contracts	—	256,203	—	—	—	256,203
Total	$10,610,945	$256,203	$7,097,360	$9,995	$—	$17,974,503

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (A) (B)	$(2,770,096)	$—	$—	$(1,645)	$—	$(2,771,741)
Centrally cleared swap agreements, at value (B) (C)	(223,940)	—	—	—	—	(223,940)
OTC swap agreements, at value	—	—	(2,207,963)	(638)	—	(2,208,601)
Net unrealized depreciation on futures contracts (B) (D)	(665,579)	—	(6,663,743)	—	—	(7,329,322)
Unrealized depreciation on forward foreign currency contracts	—	(96,865)	—	—	—	(96,865)
Total	$(3,659,615)	$(96,865)	$(8,871,706)	$(2,283)	$—	$(12,630,469)

(A)	Included within Investments, at value within the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$81,024	$—	$(2,909,696)	$—	$—	$(2,828,672)
Written options and swaptions	68,859	18,516	—	—	—	87,375
Swap agreements	3,002,696	—	1,585,283	24,415	—	4,612,394
Futures contracts	(606,508)	—	13,752,241	—	—	13,145,733
Forward foreign currency contracts	—	(1,603,686)	—	—	—	(1,603,686)
Total	$2,546,071	$(1,585,170)	$12,427,828	$24,415	$—	$13,413,144

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$238,826	$—	$938,576	$—	$—	$1,177,402
Written options and swaptions	(767,064)	7,514	—	3,053	—	(756,497)
Swap agreements	987,525	—	(3,195,453)	(12,998)	—	(2,220,926)
Futures contracts	1,493,307	—	(9,722,302)	—	—	(8,228,995)
Forward foreign currency contracts	—	1,165,823	—	—	—	1,165,823
Total	$1,952,594	$1,173,337	$(11,979,179)	$(9,945)	$—	$(8,863,193)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 144,414	$ 6,414,444	$ (220,680)	$ (1,793,523)	$ 190,707,649	204,270,921	(358,057,143)	$ 20,515,628	$ 25,428,548

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities(A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$28,526	$—	$—	$28,526	$—	$—	$—	$—
BNP Paribas	—	—	—	—	1,185	—	—	1,185
Citibank N.A.	87,208	(87,208)	—	—	2,247,936	(87,208)	(2,160,728)	—
Credit Suisse Securities (USA) LLC	23,588	—	—	23,588	—	—	—	—
Goldman Sachs Bank	1,296,243	(1,296,243)	—	—	1,956,969	(1,296,243)	(660,726)	—
Goldman Sachs International	9,995	(638)	—	9,357	638	(638)	—	—
HSBC Bank USA	26,905	(12,399)	—	14,506	12,399	(12,399)	—	—
JPMorgan Chase Bank, N.A.	48,710	(41,711)	—	6,999	41,711	(41,711)	—	—
Merrill Lynch International	—	—	—	—	8,309	—	—	8,309
Morgan Stanley & Co., Inc.	563,986	(563,986)	—	—	747,904	(563,986)	—	183,918
Other Derivatives (C)	15,889,342	—	—	15,889,342	7,613,249	—	—	7,613,249

Total	$17,974,503	$(2,002,185)	$—	$15,972,318	$12,630,300	$(2,002,185)	$(2,821,454)	$7,806,661

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.81%
Over $250 million up to $750 million	0.80
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2019
Service Class	1.20	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 25,172,018	$ 71,423,549	$ 69,804,992	$ 71,850,383

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 859,684,709	$ 7,895,380	$ (22,741,316)	$ (14,845,936)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical — Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$990.20	$4.74	$1,020.00	$4.81	0.96%
Service Class	1,000.00	989.20	5.97	1,018.80	6.06	1.21

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	8.13
Duration †	4.62

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	39.7%
Corporate Debt Securities	33.9
Repurchase Agreements	30.1
U.S. Government Agency Obligations	16.1
Asset-Backed Securities	4.6
Foreign Government Obligations	4.2
Mortgage-Backed Securities	3.1
Securities Lending Collateral	1.6
Over-the-Counter Interest Rate Swaptions Purchased	0.9
Municipal Government Obligations	0.7
Exchange-Traded Options Purchased	0.4
Short-Term U.S. Government Obligations	0.3
Certificates of Deposit	0.3
Short-Term Foreign Government Obligations	0.2
Net Other Assets (Liabilities) ^	(36.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.6%
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 04/25/2026 (B)	$ 400,000	$ 400,049
Babson CLO, Ltd. Series 2014-IIA, Class AR, 3-Month LIBOR + 1.15%, 3.50% (A), 10/17/2026 (B)	300,000	300,031
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1-Month LIBOR + 1.20%, 3.29% (A), 01/25/2045	346,384	344,226
BlueMountain CLO, Ltd. Series 2013-3A, Class AR, 3-Month LIBOR + 0.89%, 3.25% (A), 10/29/2025 (B)	261,149	261,145
California Republic Auto Receivables Trust Series 2018-1, Class A1, 2.45%, 07/15/2019	400,000	400,014
Carlyle Global Market Strategies CLO, Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 1.14%, 3.49% (A), 10/16/2025 (B)	400,000	400,003
Colony Starwood Homes Trust Series 2016-1A, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 07/17/2033 (B)	581,851	584,498
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 0.00% (A), 07/17/2028 (B) (C) (D)	600,000	600,000
CVP Cascade CLO-1, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.50% (A), 01/16/2026 (B)	1,135,618	1,135,728
Denali Capital CLO XI, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 1.15%, 3.51% (A), 04/20/2027 (B)	300,000	300,041
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.25% (A), 10/15/2027 (B)	900,000	899,482
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 2.98% (A), 03/25/2035	275,247	277,132
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 2.92% (A), 06/20/2027 (B) (D)	300,000	300,000
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 2.90% (A), 01/16/2026 (B) (D)	300,000	302,130
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.48% (A), 01/20/2026 (B)	856,977	856,985

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	$ 1,200,000	$ 1,161,951
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 10/22/2025 (B)	800,000	800,100
KVK CLO, Ltd. Series 2013-2A, Class AR, 3-Month LIBOR + 1.15%, 3.50% (A), 01/15/2026 (B)	329,907	329,941
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.25% (A), 04/15/2028 (B)	1,000,000	998,717
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 2.90% (A), 10/15/2026 (B) (D)	500,000	500,000
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.79% (A), 12/26/2031 (B)	30,593	30,717
Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class AR, 3-Month LIBOR + 1.13%, 3.49% (A), 07/20/2026 (B)	500,000	500,063
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.58% (A), 10/20/2026 (B)	300,000	300,053
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.04% (A), 11/25/2065 (B)	357,046	361,622
Progress Residential Trust Series 2016-SFR1, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 09/17/2033 (B)	592,912	593,816
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.52% (A), 02/17/2032 (B)	939,917	960,282
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.62% (A), 11/15/2023 (B)	80,072	80,102
Westlake Automobile Receivables Trust Series 2016-3A, Class A2, 1.42%, 10/15/2019 (B)	27,813	27,798

Total Asset-Backed Securities (Cost $13,900,460)		14,006,626

CERTIFICATE OF DEPOSIT - 0.3%
Banks - 0.3%
Barclays Bank PLC 1.94% (E), 09/04/2018	900,000	900,000

Total Certificate of Deposit (Cost $900,000)		900,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.9%
Aerospace & Defense - 0.0% (F)
Northrop Grumman Corp. 2.93%, 01/15/2025	$ 100,000	$ 94,936

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	378,819	355,768
3.25%, 04/15/2030	94,783	90,107
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B) (D)	200,000	200,000
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	38,628	38,780
5.50%, 04/29/2022	29,513	30,083
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	1,021,730	973,198
United Airlines Pass-Through Trust
2.88%, 04/07/2030	486,785	450,568
3.10%, 04/07/2030	486,785	455,143

		2,593,647

Banks - 8.4%
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B) (G)	1,300,000	1,274,384
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	553,112
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,481,000	2,336,294
Bank of Montreal
1.75%, 06/15/2021 (B)	900,000	865,618
2.55%, 11/06/2022, MTN	200,000	193,208
Barclays PLC
3.25%, 02/12/2027, MTN (H)	GBP 400,000	515,384
3.65%, 03/16/2025	$ 500,000	468,316
4.34%, 01/10/2028	400,000	379,912
BNP Paribas SA 3.38%, 01/09/2025 (B)	900,000	850,214
Citigroup, Inc.
2.05%, 12/07/2018	830,000	828,410
2.40%, 02/18/2020	2,500,000	2,468,128
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	370,000	371,121
4.40%, 06/10/2025	300,000	298,361
Cooperatieve Rabobank UA 3.75%, 07/21/2026	600,000	561,680
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	1,400,000	1,349,032
HSBC USA, Inc.
2.38%, 11/13/2019	180,000	178,236
2.75%, 08/07/2020	1,650,000	1,634,818
3-Month LIBOR + 0.61%, 2.97% (A), 11/13/2019	100,000	100,452
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	198,146
3.90%, 07/15/2025	100,000	99,625
Lloyds Banking Group PLC 4.38%, 03/22/2028	200,000	197,304
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	250,000	248,322

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 1.88%, 4.18% (A), 03/01/2021	$ 535,000	$ 553,852
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	200,000	196,829
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	15,000	14,777
MUFG Bank, Ltd. 2.30%, 03/05/2020 (B)	200,000	196,866
National Australia Bank, Ltd. 1.38%, 07/12/2019	500,000	492,587
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	398,220
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (I)	600,000	637,650
Santander Holdings USA, Inc. 2.70%, 05/24/2019	217,000	216,346
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	847,588
3.13%, 01/08/2021	100,000	98,614
Santander UK PLC 2.38%, 03/16/2020	1,700,000	1,674,221
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 (H)	400,000	405,400
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (H) (I)	EUR 400,000	554,939
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 860,000	849,116
Sumitomo Mitsui Financial Group, Inc. 2.63%, 07/14/2026 (G)	200,000	182,229
Swedbank AB 2.20%, 03/04/2020 (B)	450,000	444,200
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	78,736
3-Month LIBOR + 0.40%, 2.74% (A), 09/14/2018	300,000	300,238
3.00%, 02/19/2025, MTN	200,000	188,650
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	300,000	287,437
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	700,000	687,577

		25,276,149

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	1,390,000	1,378,377
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	400,000	388,322

		1,766,699

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	339,630
3.20%, 11/06/2022	1,000,000	983,511

		1,323,141

Building Products - 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	410,000	411,109

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Masco Corp. 4.45%, 04/01/2025	$ 20,000	$ 20,067
Owens Corning
3.40%, 08/15/2026	300,000	273,540
4.20%, 12/01/2024	20,000	19,732

		724,448

Capital Markets - 2.7%
Brighthouse Holdings LLC 6.50% (J), 07/27/2037 (B) (D) (I)	200,000	196,000
Charles Schwab Corp. Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (I)	500,000	478,750
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	400,000	376,131
4.28%, 01/09/2028 (B)	400,000	389,098
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	900,000	865,592
Deutsche Bank AG 4.25%, 10/14/2021	400,000	394,348
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	58,498
3.85%, 07/08/2024, MTN	2,300,000	2,280,680
InterContinental Exchange, Inc. 2.75%, 12/01/2020	40,000	39,678
Lazard Group LLC 3.75%, 02/13/2025	30,000	29,052
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	397,600
4.00%, 07/23/2025, MTN	60,000	59,818
5.50%, 07/24/2020, MTN	1,900,000	1,984,818
S&P Global, Inc. 4.40%, 02/15/2026	40,000	41,012
UBS AG 4.50%, 06/26/2048 (B) (D)	600,000	611,739

		8,202,814

Commercial Services & Supplies - 0.3%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,140
7.00%, 10/15/2037 (B)	300,000	374,910
Republic Services, Inc. 3.55%, 06/01/2022	500,000	503,196

		892,246

Consumer Finance - 1.5%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.83% (A), 08/15/2019, MTN	100,000	100,346
3-Month LIBOR + 0.78%, 3.14% (A), 11/05/2018, MTN	50,000	50,099
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	200,000	197,088
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	149,292
3.70%, 11/24/2020	830,000	834,519
Hyundai Capital America 2.50%, 03/18/2019 (B)	500,000	497,694

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
2.60%, 01/15/2019	$ 830,000	$ 828,404
2.70%, 02/03/2020	15,000	14,842
4.50%, 07/23/2025	860,000	844,615
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN	200,000	197,828
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	700,000	694,292

		4,409,019

Diversified Consumer Services - 0.6%
Nationwide Building Society 3.90%, 07/21/2025 (B)	1,900,000	1,882,470

Diversified Financial Services - 0.6%
BRFkredit A/S 1.00%, 10/01/2018, MTN	DKK 1,100,000	172,919
Helios Leasing I LLC 1.56%, 09/28/2024	$ 109,087	103,777
ORIX Corp. 3.25%, 12/04/2024	600,000	573,268
Protective Life Global Funding 2.70%, 11/25/2020 (B)	830,000	818,889
Tagua Leasing LLC 1.58%, 11/16/2024	113,369	108,168
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	178,000

		1,955,021

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	40,000	40,447
3.40%, 05/15/2025	580,000	543,889
4.30%, 02/15/2030 (B)	527,000	497,439
5.25%, 03/01/2037	600,000	590,132
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	667,221
4.33%, 09/21/2028 (B)	717,000	710,619
4.52%, 09/15/2048	848,000	773,131

		3,822,878

Electric Utilities - 2.0%
AEP Texas, Inc. 3.95%, 06/01/2028 (B) (D)	500,000	498,428
Appalachian Power Co. 3.40%, 06/01/2025	650,000	639,915
Duke Energy Corp.
3.75%, 04/15/2024	100,000	99,786
3.95%, 10/15/2023	300,000	303,378
4.80%, 12/15/2045	830,000	868,270
Duke Energy Florida LLC 3.80%, 07/15/2028	500,000	502,708
Electricite de France SA 3.63%, 10/13/2025 (B)	800,000	783,214
Entergy Louisiana LLC 3.30%, 12/01/2022	100,000	98,440
Entergy Mississippi, Inc. 2.85%, 06/01/2028	1,100,000	1,008,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	$ 300,000	$ 290,898
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	194,770
Pacific Gas & Electric Co. 3.50%, 06/15/2025	20,000	18,658
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	741,870

		6,048,718

Electrical Equipment - 0.0% (F)
Schneider Electric SE 2.95%, 09/27/2022 (B)	150,000	147,270

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	300,000	280,444
Flex, Ltd. 4.75%, 06/15/2025	20,000	20,192

		300,636

Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	850,000	898,960

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	96,540
4.30%, 01/15/2026	1,090,000	1,090,578
4.50%, 07/30/2029	200,000	199,278
American Tower Corp.
3.38%, 10/15/2026	600,000	555,349
4.00%, 06/01/2025	300,000	294,148
4.40%, 02/15/2026	670,000	665,201
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	600,000	584,863
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	197,978
5.25%, 01/15/2023	900,000	943,054
Digital Realty Trust, LP 3.95%, 07/01/2022	860,000	868,789
Federal Realty Investment Trust 3.63%, 08/01/2046	150,000	130,305
Kilroy Realty, LP 4.38%, 10/01/2025	590,000	590,820
Mid-America Apartments, LP 4.00%, 11/15/2025	580,000	574,813
Prologis, LP 3.75%, 11/01/2025	20,000	19,972
Unibail-Rodamco SE 3-Month LIBOR + 0.77%, 3.12% (A), 04/16/2019, MTN (H)	200,000	200,711
WP Carey, Inc. 4.60%, 04/01/2024	400,000	404,177

		7,416,576

Food Products - 0.2%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	20,000	19,767
4.38%, 06/01/2046	300,000	259,531

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mead Johnson Nutrition Co. 4.60%, 06/01/2044 (G)	$ 200,000	$ 208,521

		487,819

Gas Utilities - 0.3%
ONE Gas, Inc. 2.07%, 02/01/2019	300,000	298,948
Southern California Gas Co. 4.13%, 06/01/2048	500,000	501,010

		799,958

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. 3.38%, 05/15/2022	650,000	641,239
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,604,296
3.15%, 04/01/2022	30,000	29,451
3.55%, 04/01/2025	30,000	28,557

		2,303,543

Health Care Providers & Services - 0.6%
Aetna, Inc. 3.50%, 11/15/2024	20,000	19,428
AHS Hospital Corp. 5.02%, 07/01/2045	400,000	455,237
CVS Health Corp.
4.10%, 03/25/2025	100,000	99,470
4.30%, 03/25/2028	350,000	345,243
4.78%, 03/25/2038	50,000	49,179
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	200,000	208,776
Humana, Inc. 4.80%, 03/15/2047	200,000	205,461
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	15,000	14,648
Northwell Healthcare, Inc. 3.98%, 11/01/2046	400,000	367,314

		1,764,756

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC 6.25%, 10/01/2039	100,000	105,862

Insurance - 2.2%
Brighthouse Financial, Inc. 4.70%, 06/22/2047	100,000	82,413
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	40,000	38,783
First American Financial Corp. 4.60%, 11/15/2024	20,000	20,194
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	200,000	201,573
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	820,000	807,185
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	20,000	19,804
Meiji Yasuda Life Insurance Co. Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B) (G)	600,000	605,250
MetLife, Inc. 4.05%, 03/01/2045	20,000	18,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	$ 150,000	$ 146,887
2.30%, 04/10/2019 (B)	100,000	99,667
2.50%, 12/03/2020 (B) (G)	950,000	935,115
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	907,940
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	830,000	817,415
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	590,538
3.00%, 04/18/2026 (B)	300,000	281,248
Reliance Standard Life Global Funding II 2.15%, 10/15/2018 (B)	110,000	109,836
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	800,000	765,066
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	91,633
XLIT, Ltd. 4.45%, 03/31/2025	20,000	19,678

		6,558,800

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	194,099
5.20%, 12/03/2025	410,000	450,719

		644,818

IT Services - 0.1%
Fidelity National Information Services, Inc. 4.50%, 10/15/2022	424,000	437,452

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	40,000	39,767

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	300,000	289,859

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (G)	500,000	468,090
4.46%, 07/23/2022	1,800,000	1,822,116
5.38%, 05/01/2047	300,000	272,429
Comcast Corp.
4.40%, 08/15/2035	20,000	19,460
4.75%, 03/01/2044	600,000	590,727
Discovery Communications LLC 5.00%, 09/20/2037	300,000	288,856
Sky PLC 3.13%, 11/26/2022 (B)	80,000	78,396

		3,540,074

Multi-Utilities - 0.5%
DTE Electric Co. 3.70%, 06/01/2046 (G)	1,000,000	952,597
E.ON International Finance BV 6.65%, 04/30/2038 (B)	300,000	368,179

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy 2.88%, 10/01/2022	$ 150,000	$ 145,337

		1,466,113

Oil, Gas & Consumable Fuels - 1.6%
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	300,000	294,003
Concho Resources, Inc. 3.75%, 10/01/2027	300,000	288,583
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (G) (H)	400,000	421,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	193,243
4.75%, 01/15/2026	40,000	39,660
7.50%, 07/01/2038	100,000	114,132
Enterprise Products Operating LLC 3.70%, 02/15/2026	870,000	850,103
Petroleos Mexicanos 6.00%, 03/05/2020	128,000	132,160
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	1,000,000	1,066,655
Shell International Finance BV 4.00%, 05/10/2046	400,000	387,398
TransCanada PipeLines, Ltd. 7.63%, 01/15/2039	300,000	391,921
TransCanada Trust Fixed until 03/15/2027, 5.30% (A), 03/15/2077	200,000	189,103
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	19,491
3.70%, 03/15/2028 (B)	500,000	472,527

		4,859,979

Pharmaceuticals - 1.2%
Allergan Funding SCS 3.85%, 06/15/2024	1,160,000	1,139,118
Baxalta, Inc. 3.60%, 06/23/2022	20,000	19,795
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,000,000	991,367
ELI Lilly & Co. 3.10%, 05/15/2027	300,000	287,161
Johnson & Johnson 3.63%, 03/03/2037	500,000	488,601
Mylan, Inc. 4.55%, 04/15/2028 (B)	200,000	195,451
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	188,159
3.20%, 09/23/2026	300,000	274,917

		3,584,569

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047 (G)	800,000	782,460
5.15%, 09/01/2043	200,000	221,666
Canadian National Railway Co. 2.25%, 11/15/2022	100,000	95,382
Kansas City Southern 4.95%, 08/15/2045	500,000	502,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Union Pacific Corp. 4.10%, 09/15/2067	$ 200,000	$ 175,474

		1,777,706

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 4.10%, 05/11/2047	500,000	498,569

Software - 0.3%
Autodesk, Inc. 4.38%, 06/15/2025	40,000	40,280
Microsoft Corp. 4.10%, 02/06/2037	500,000	520,938
Oracle Corp. 2.95%, 05/15/2025	290,000	276,851

		838,069

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	96,648
4.85%, 04/01/2024	100,000	99,248

		195,896

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.66% (A), 05/06/2019	100,000	100,242
2.90%, 09/12/2027	300,000	281,622
3.20%, 05/11/2027	200,000	192,895
3.35%, 02/09/2027	300,000	292,949
3.75%, 09/12/2047	200,000	187,444
4.65%, 02/23/2046	200,000	215,460
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (B)	600,000	704,495

		1,975,107

Tobacco - 0.3%
BAT Capital Corp. 4.39%, 08/15/2037 (B)	800,000	750,513
BAT International Finance PLC 3.50%, 06/15/2022 (B)	20,000	19,810
Reynolds American, Inc. 4.00%, 06/12/2022	20,000	20,125

		790,448

Trading Companies & Distributors - 0.1%
GATX Corp. 3.25%, 09/15/2026	250,000	230,820

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	400,000	395,335
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,132
3.90%, 03/22/2023 (B)	200,000	198,863

		613,330

Water Utilities - 0.0% (F)
American Water Capital Corp. 3.40%, 03/01/2025	20,000	19,728

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	$ 400,000	$ 396,920
5.15%, 09/20/2029 (B)	400,000	392,000

		788,920

Total Corporate Debt Securities (Cost $104,698,557)		102,367,590

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
Canada - 0.7%
Province of Ontario 1.65%, 09/27/2019	1,200,000	1,185,540
Province of Quebec 2.50%, 04/20/2026	900,000	855,937

		2,041,477

Japan - 1.0%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,702,660
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	1,500,000	1,448,452

		3,151,112

Kuwait - 0.2%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	500,000	486,710

Qatar - 1.1%
Qatar Government International Bond
2.38%, 06/02/2021 (H)	2,800,000	2,702,280
4.50%, 01/20/2022 (H)	200,000	204,650
5.10%, 04/23/2048 (B)	400,000	398,784

		3,305,714

Republic of Korea - 0.1%
Export-Import Bank of Korea 3-Month LIBOR + 0.70%, 3.02% (A), 05/26/2019	200,000	200,234

Saudi Arabia - 1.0%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	2,700,000	2,567,376
4.63%, 10/04/2047 (B) (G)	400,000	372,872

		2,940,248

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	500,000	465,300

Total Foreign Government Obligations (Cost $13,043,112)		12,590,795

MORTGAGE-BACKED SECURITIES - 3.1%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (H)	GBP 250,409	332,588
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.20% (A), 05/25/2034	$ 15,086	15,271

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.53% (A), 07/25/2035	$ 16,844	$ 16,908
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 2.95% (A), 07/15/2034 (B)	1,627,872	1,627,869
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7, 5.50%, 05/25/2034	177,187	179,734
COMM Mortgage Trust Series 2018-HOME, Class A, 3.82% (A), 04/10/2033 (B)	400,000	402,307
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,000,000	993,007
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.78% (A), 12/10/2044 (H)	GBP 149,102	194,993
Federal Home Loan Mortgage Corp. 3.21% (A), 04/25/2028	$ 1,000,000	981,654
Gemgarto PLC Series 2015-1, Class A, 3-Month GBP LIBOR + 0.95%, 1.58% (A), 02/16/2047 (H)	GBP 4,145	5,472
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B) (D)	$ 600,000	601,196
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (K)	616,654	602,947
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.77% (A), 04/25/2028	309,540	298,232
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	900,000	885,613
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.13% (A), 12/15/2048	1,687,349	62,201
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.61% (A), 05/25/2035	66,376	66,545
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.80% (A), 06/10/2043 (H)	GBP 162,252	212,512
Uropa Securities PLC
Series 2008-1, Class A, 3-Month GBP LIBOR + 0.20%, 0.82% (A), 06/10/2059 (H)	447,945	575,970

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class B, 3-Month GBP LIBOR + 0.75%, 1.37% (A), 06/10/2059 (H)	$ 86,623	$ 107,791
Series 2008-1, Class M1, 3-Month GBP LIBOR + 0.35%, 0.97% (A), 06/10/2059 (H)	103,624	130,440
Series 2008-1, Class M2, 3-Month GBP LIBOR + 0.55%, 1.17% (A), 06/10/2059 (H)	80,956	102,287
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	900,000	880,122

Total Mortgage-Backed Securities (Cost $9,417,139)		9,275,659

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	275,614
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	279,478
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	427,041

		982,133

Illinois - 0.1%
City of Chicago, General Obligation Unlimited, Series B, 7.05%, 01/01/2029	300,000	325,590

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	200,000	182,302

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	235,000	239,970

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	200,000	212,414

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 2.84% (A), 12/26/2031	34,888	34,908

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	190,000	189,333

Total Municipal Government Obligations (Cost $2,091,276)		2,166,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.1%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	$ 7,350,000	$ 7,238,324
2.38%, 01/13/2022	7,500,000	7,401,555
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 2.67% (A), 02/25/2023	286,270	287,078
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.26% (A), 01/15/2038	927,704	926,777
1-Month LIBOR + 0.40%, 2.47% (A), 02/15/2041 - 09/15/2045	391,111	393,383
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.40% (A), 01/15/2038	927,704	39,263
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.82% (A), 09/15/2043	1,082,727	182,091
Federal National Mortgage Association
3.50%, 06/01/2045	309,385	308,856
3.50%, TBA (C)	26,600,000	26,448,498
3.70%, 09/01/2034	469,596	471,522
4.50%, TBA (C)	1,000,000	1,039,384
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.66% (A), 06/25/2041	322,336	325,849
1-Month LIBOR + 0.75%, 2.84% (A), 05/25/2040	301,643	305,287
1-Month LIBOR + 0.85%, 2.94% (A), 11/25/2039	898,308	920,673
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	605,114	56,872
Government National Mortgage Association 1-Month LIBOR + 0.80%, 2.72% (A), 05/20/2066 - 06/20/2066	2,269,245	2,301,938

Total U.S. Government Agency Obligations (Cost $48,597,249)		48,647,350

U.S. GOVERNMENT OBLIGATIONS - 39.7%
U.S. Treasury - 39.3%
U.S. Treasury Bond
2.75%, 08/15/2047	1,500,000	1,431,387
2.88%, 11/15/2046 (L)	1,700,000	1,664,473
3.00%, 02/15/2048 (L)	5,000,000	5,016,797
3.13%, 05/15/2048 (L)	1,100,000	1,130,551
4.25%, 05/15/2039	3,400,000	4,101,383
4.38%, 11/15/2039	4,000,000	4,912,812
4.50%, 08/15/2039 (L)	16,630,000	20,736,181
U.S. Treasury Note
1.25%, 04/30/2019 (L) (M)	2,100,000	2,081,543
1.88%, 03/31/2022 - 07/31/2022 (L)	18,600,000	18,060,156
2.00%, 12/31/2021 (L) (M)	2,200,000	2,151,188
2.00%, 11/15/2026 (L)	1,875,000	1,757,153

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.13%, 12/31/2022 (L)	$ 100,000	$ 97,488
2.25%, 02/15/2027 - 11/15/2027 (L)	47,250,000	45,055,212
2.38%, 05/15/2027 (L)	5,100,000	4,911,340
2.75%, 04/30/2023 - 05/31/2023 (L)	2,500,000	2,502,879
2.88%, 05/15/2028 (C) (L)	3,200,000	3,206,375

		118,816,918

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Bond 1.00%, 02/15/2046 (L)	1,162,832	1,197,609

Total U.S. Government Obligations (Cost $122,888,192)		120,014,527

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Greece - 0.2%
Hellenic Republic Treasury Bill
1.08% (E), 10/05/2018	EUR 100,000	116,493
1.27% (E), 03/15/2019	400,000	463,761

Total Short-Term Foreign Government Obligations (Cost $612,196)		580,254

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Bill
1.85% (E), 08/02/2018 (N)	$ 39,000	38,935
1.87% (E), 08/02/2018 (N)	387,000	386,350
1.92% (E), 09/27/2018 (N)	33,000	32,846
1.96% (E), 10/04/2018 (N)	637,000	633,738

Total Short-Term U.S. Government Obligations (Cost $1,091,869)		1,091,869

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	4,759,228	4,759,228

Total Securities Lending Collateral (Cost $4,759,228)		4,759,228

	Principal	Value
REPURCHASE AGREEMENTS - 30.1%
Bank of Nova Scotia, 2.30% (E), dated 06/29/2018, to be repurchased at $6,301,208 on 07/02/2018. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2018, and with a value of $6,433,525.	$ 6,300,000	6,300,000
BNP Paribas, 2.22% (E), dated 06/29/2018, to be repurchased at $26,604,921 on 07/02/2018. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $27,141,544.	26,600,000	26,600,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal		Value

REPURCHASE AGREEMENTS (continued)

Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $4,898,481 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $4,998,302.

	$ 4,898,114	$ 4,898,114
RBC Capital Markets LLC, 2.22% (E), dated 06/29/2018, to be repurchased at $53,209,842 on 07/02/2018. Collateralized by U.S. Government Obligations, 1.50% - 3.13%, due 02/28/2019 - 05/15/2019, and with a total value of $54,358,848.	53,200,000	53,200,000

Total Repurchase Agreements (Cost $90,998,114)		90,998,114

Total Investments Excluding Purchased Options/Swaptions (Cost $412,997,392)		407,398,662
Total Purchased Options/Swaptions - 1.2% (Cost $3,150,705)		3,679,455

Total Investments (Cost $416,148,097)		411,078,117
Net Other Assets (Liabilities) - (36.1)%		(108,945,909)

Net Assets - 100.0%		$ 302,132,208

REVERSE REPURCHASE AGREEMENTS - (26.3)%

Bank of Nova Scotia, 1.91% (E), dated 04/13/2018, to be repurchased at $(20,949,421) on 07/12/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(21,023,500).

	$ (20,849,863)	$ (20,849,863)
Bank of Nova Scotia, 1.96% (E), dated 05/02/2018, to be repurchased at $(9,140,459) on 07/10/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(9,175,706).	(9,106,250)	(9,106,250)
Deutsche Bank Securities, Inc., 2.10% (E), dated 06/27/2018, to be repurchased at $(3,750,060) on 07/11/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 05/31/2023 - 05/15/2048, and with a total value of $(3,780,135).	(3,747,000)	(3,747,000)
Deutsche Bank Securities, Inc., 2.18% (E), dated 06/28/2018, to be repurchased at $(1,442,486) on 07/05/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(1,440,580).	(1,441,875)	(1,441,875)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC, 1.87% (E), dated 06/22/2018, to be repurchased at $(4,883,103) on 07/24/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(5,074,225).

	$ (4,875,000)	$ (4,875,000)
Merrill Lynch Pierce Fenner & Smith, 1.99% (E), dated 05/09/2018, to be repurchased at $(4,938,367) on 07/10/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(4,927,606).	(4,921,500)	(4,921,500)
Merrill Lynch Pierce Fenner & Smith, 2.18% (E), dated 06/20/2018, to be repurchased at $(2,345,504) on 07/05/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.75%, due 04/30/2023 - 02/15/2027, and with a total value of $(2,349,484).	(2,343,375)	(2,343,375)
RBS Securities, Inc., 2.06% (E), dated 05/21/2018, to be repurchased at $(25,917,597) on 07/23/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 02/15/2027 - 08/15/2044, and Cash with a total value of $(26,013,168).	(25,824,500)	(25,824,500)
RBS Securities, Inc., 2.08% (E), dated 05/24/2018, to be repurchased at $(1,511,747) on 07/06/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 08/15/2027 - 08/15/2044 and Cash with a total value of $(1,515,017).	(1,508,000)	(1,508,000)
RBS Securities, Inc., 2.20% (E), dated 06/15/2018, to be repurchased at $(956,167) on 07/05/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 02/15/2027 - 08/15/2044, and Cash with a total value of $(949,207).	(955,000)	(955,000)
Royal Bank of Canada, 2.05% (E), dated 05/22/2018, to be repurchased at $(2,165,027) on 07/09/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(2,208,889).	(2,159,125)	(2,159,125)
Royal Bank of Canada, 2.07% (E), dated 05/29/2018, to be repurchased at $(1,716,096) on 07/30/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(1,728,696).	(1,710,000)	(1,710,000)

Total Reverse Repurchase Agreements (Cost $79,441,488)		$ (79,441,488)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	121.00	07/27/2018	USD	8,172,920	68	$16,043	$12,750
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	110,637,659	407	2,200,054	2,572,240

Total							$2,216,097	$2,584,990

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD	25,700,000	$37,086	$1,904
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	25,700,000	56,935	2,207
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	28,500,000	29,925	7,129
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	90,100,000	326,162	349,726
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	5,100,000	484,500	733,499

Total								$934,608	$1,094,465

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	120.00	07/27/2018	USD	8,172,920	68	$(38,145)	$(37,188)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.73%	07/18/2018	USD	300,000	$(278)	$(122)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.75	07/18/2018	USD	1,000,000	(950)	(334)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.85	07/18/2018	USD	800,000	(824)	(170)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.95	07/18/2018	USD	1,700,000	(2,826)	(226)

Total							$(4,878)	$(852)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02%	06/21/2021	USD	90,100,000	$ (423,470)	$ (463,773)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	5,400,000	(56,921)	(5,550)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	5,700,000	(29,925)	(9,479)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	25,500,000	(484,500)	(1,149,157)

Total								$ (994,816)	$ (1,627,959)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$ (1,037,839)	$ (1,665,999)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	Quarterly	12/20/2020	USD	10,700,000	$171,583	$201,867	$(30,284)
North America Investment Grade Index - Series 26	1.00	Quarterly	06/20/2021	USD	700,000	12,385	15,002	(2,617)
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	1,200,000	18,083	19,252	(1,169)

Total						$202,051	$236,121	$(34,070)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/ Quarterly	06/21/2027	USD	9,300,000	$1,074,188	$675,316	$398,872
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/ Quarterly	12/21/2026	USD	100,000	9,020	4,842	4,178
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/ Quarterly	12/16/2022	USD	500,000	(13,540)	445	(13,985)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	46,000,000	2,720,699	2,821,039	(100,340)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	1,500,000	56,779	24,561	32,218
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	12/20/2047	USD	2,400,000	111,629	(82,044)	193,673
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/ Annually	02/03/2037	EUR	3,200,000	18,977	31,815	(12,838)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	5,400,000	33,728	120,769	(87,041)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	2,900,000	(74,887)	(141,788)	66,901
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	(51,975)	39,771	(91,746)

Total							$3,884,618	$3,494,726	$389,892

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$5,310	$(74,234)	$79,544
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	(337)	(54,244)	53,907

Total							$4,973	$(128,478)	$133,451

Total Return Swap Agreements (R)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	Receive	Quarterly	08/22/2018	USD	2,991,095	498	$(42,212)	$(952)	$(41,260)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	12,629,313	2,062	(427,579)	—	(427,579)

Total								$(469,791)	$(952)	$(468,839)

Value
OTC Swap Agreements, at value (Assets)	$5,310
OTC Swap Agreements, at value (Liabilities)	$(470,128)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	191	09/17/2018	$46,571,104	$46,577,738	$6,634	$—
90-Day Eurodollar	Long	138	12/17/2018	33,701,502	33,589,200	—	(112,302)
90-Day Eurodollar	Long	258	03/18/2019	62,962,005	62,719,800	—	(242,205)
90-Day Eurodollar	Short	(224)	06/17/2019	(54,765,178)	(54,401,200)	363,978	—
90-Day Eurodollar	Short	(121)	09/16/2019	(29,552,617)	(29,366,700)	185,917	—
90-Day Eurodollar	Short	(443)	12/16/2019	(108,118,106)	(107,466,263)	651,843	—
90-Day Eurodollar	Short	(258)	03/16/2020	(62,835,570)	(62,577,900)	257,670	—
5-Year U.S. Treasury Note	Long	23	09/28/2018	2,608,372	2,613,195	4,823	—
10-Year U.S. Treasury Note	Short	(66)	09/19/2018	(7,858,555)	(7,932,375)	—	(73,820)
Euro OAT Index	Short	(24)	09/06/2018	(4,282,474)	(4,331,324)	—	(48,850)
German Euro Bund Index	Short	(5)	09/06/2018	(945,118)	(949,129)	—	(4,011)
Russell 2000® Mini Index	Long	183	09/21/2018	15,353,208	15,074,625	—	(278,583)
S&P 500® E-Mini Index	Long	773	09/21/2018	107,432,579	105,189,840	—	(2,242,739)
U.S. Treasury Bond	Long	54	09/19/2018	7,931,464	8,063,000	131,536	—

Total						$1,602,401	$(3,002,510)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/24/2018	USD	999,000	RUB	61,987,950	$17,800	$—
CITI	07/10/2018	RUB	182,747,169	USD	2,889,795	17,051	—
CITI	08/15/2018	JPY	212,161,167	USD	1,946,969	—	(24,646)
CITI	03/15/2019	USD	509,001	EUR	400,000	32,033	—
CSS	10/05/2018	USD	124,750	EUR	100,000	7,107	—
GSB	07/03/2018	USD	598,119	EUR	512,000	80	—
GSB	07/03/2018	USD	234,720	GBP	176,000	2,413	—
GSB	08/08/2018	ZAR	8,575,000	USD	620,833	1,141	—
GSB	08/08/2018	USD	365,553	ZAR	5,071,000	—	(2,263)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	08/24/2018	USD	423,000	RUB	26,505,180	$3,453	$—
HSBC	07/10/2018	USD	2,899,368	RUB	182,747,169	—	(7,478)
HSBC	08/24/2018	USD	975,326	RUB	60,959,600	10,403	—
HSBC	08/24/2018	RUB	182,747,169	USD	2,885,770	6,913	—
JPM	08/08/2018	USD	277,981	ZAR	3,547,540	20,666	—
JPM	08/24/2018	USD	560,000	RUB	35,067,200	4,925	—
JPM	10/01/2018	DKK	19,000	USD	2,947	54	—
JPM	10/01/2018	USD	166,483	DKK	1,130,000	—	(11,944)
SCB	07/03/2018	USD	2,103,087	GBP	1,582,000	14,971	—

Total						$139,010	$(46,331)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$14,006,626	$—	$14,006,626
Certificate of Deposit	—	900,000	—	900,000
Corporate Debt Securities	—	102,367,590	—	102,367,590
Foreign Government Obligations	—	12,590,795	—	12,590,795
Mortgage-Backed Securities	—	9,275,659	—	9,275,659
Municipal Government Obligations	—	2,166,650	—	2,166,650
U.S. Government Agency Obligations	—	48,647,350	—	48,647,350
U.S. Government Obligations	—	120,014,527	—	120,014,527
Short-Term Foreign Government Obligations	—	580,254	—	580,254
Short-Term U.S. Government Obligations	—	1,091,869	—	1,091,869
Securities Lending Collateral	4,759,228	—	—	4,759,228
Repurchase Agreements	—	90,998,114	—	90,998,114
Exchange-Traded Options Purchased	2,584,990	—	—	2,584,990
Over-the-Counter Interest Rate Swaptions Purchased	—	1,094,465	—	1,094,465

Total Investments	$7,344,218	$403,733,899	$—	$411,078,117

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$202,051	$—	$202,051
Centrally Cleared Interest Rate Swap Agreements	—	4,025,020	—	4,025,020
Over-the-Counter Credit Default Swap Agreements	—	5,310	—	5,310
Futures Contracts (T)	1,602,401	—	—	1,602,401
Forward Foreign Currency Contracts (T)	—	139,010	—	139,010

Total Other Financial Instruments	$1,602,401	$4,371,391	$—	$5,973,792

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(79,441,488)	$—	$(79,441,488)
Exchange-Traded Options Written	(37,188)	—	—	(37,188)
Over-the-Counter Credit Default Swaptions Written	—	(852)	—	(852)
Over-the-Counter Interest Rate Swaptions Written	—	(1,627,959)	—	(1,627,959)
Centrally Cleared Interest Rate Swap Agreements	—	(140,402)	—	(140,402)
Over-the-Counter Credit Default Swap Agreements	—	(337)	—	(337)
Over-the-Counter Total Return Swap Agreements	—	(469,791)	—	(469,791)
Futures Contracts (T)	(3,002,510)	—	—	(3,002,510)
Forward Foreign Currency Contracts (T)	—	(46,331)	—	(46,331)

Total Other Financial Instruments	$(3,039,698)	$(81,727,160)	$—	$(84,766,858)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $53,489,026, representing 17.7% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At June 30, 2018, the value of such securities amounted to $4,903,957 or 1.6% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2018.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,661,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $6,666,417, representing 2.2% of the Portfolio’s net assets.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2018; the maturity date disclosed is the ultimate maturity date.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the value of the security is $602,947, representing 0.2% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $1,693,480.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $719,779.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $325,149,983) (including securities loaned of $4,661,430)	$320,080,003
Repurchase agreement, at value (cost $90,998,114)	90,998,114
Cash	358
Cash collateral pledged at broker:
Centrally cleared swap agreements	1,223,000
Futures contracts	5,398,000
Foreign currency, at value (cost $349,102)	339,008
Receivables and other assets:
Investments sold	228,859
When-issued, delayed-delivery, forward and TBA commitments sold	23,007,486
Interest	2,247,984
Tax reclaims	1,164
Net income from securities lending	619
Variation margin receivable on centrally cleared swap agreements	159,114
Variation margin receivable on futures contracts	236,267
Prepaid expenses	1,023
OTC swap agreements, at value	5,310
Unrealized appreciation on forward foreign currency contracts	139,010

Total assets	444,065,319

Liabilities:
Cash collateral received at broker:
TBA commitments	265,000
OTC derivatives (A)	360,000
Payables and other liabilities:
Shares of beneficial interest redeemed	217,744
Sale-buyback financing transactions	3,204,935
When-issued, delayed-delivery, forward and TBA commitments purchased	50,976,713
Investment management fees	191,411
Distribution and service fees	58,636
Transfer agent costs	690
Trustees, CCO and deferred compensation fees	1,106
Audit and tax fees	13,790
Custody fees	20,047
Legal fees	3,885
Printing and shareholder reports fees	26,808
Interest	205,133
Deferred income for sale-buyback financing transactions	217
Other	3,822
Collateral for securities on loan	4,759,228
Reverse repurchase agreements, at value (cost $79,441,488)	79,441,488
Written options and swaptions, at value (premium received $1,037,839)	1,665,999
OTC swap agreements, at value	470,128
Unrealized depreciation on forward foreign currency contracts	46,331

Total liabilities	141,933,111

Net assets	$302,132,208

Net assets consist of:
Capital stock ($0.01 par value)	$252,766
Additional paid-in capital	279,706,666
Undistributed (distributions in excess of) net investment income (loss)	9,317,190
Accumulated net realized gain (loss)	19,850,509
Net unrealized appreciation (depreciation) on:
Investments	(5,069,980)
Written options and swaptions	(628,160)
Swap agreements	20,434
Futures contracts	(1,400,109)
Forward foreign currency contracts	92,679
Translation of assets and liabilities denominated in foreign currencies	(9,787)

Net assets	$302,132,208

Net assets by class:
Initial Class	$9,733,630
Service Class	292,398,578

Shares outstanding:
Initial Class	804,958
Service Class	24,471,632

Net asset value and offering price per share:
Initial Class	$12.09
Service Class	11.95

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$4,522,427
Net income (loss) from securities lending	4,236

Total investment income	4,526,663

Expenses:
Investment management fees	1,212,211
Distribution and service fees:
Service Class	371,569
Transfer agent costs	2,246
Trustees, CCO and deferred compensation fees	4,891
Audit and tax fees	13,459
Custody fees	87,113
Legal fees	9,619
Printing and shareholder reports fees	15,257
Interest	119,194
Other	4,607

Total expenses	1,840,166

Net investment income (loss)	2,686,497

Net realized gain (loss) on:
Investments	(2,188,153)
Written options and swaptions	51,558
Swap agreements	2,462,544
Futures contracts	5,081,424
Forward foreign currency contracts	(637,620)
Foreign currency transactions	(79,665)
TBA short commitments	537

Net realized gain (loss)	4,690,625

Net change in unrealized appreciation (depreciation) on:
Investments	(7,962,331)
Written options and swaptions	(444,748)
Swap agreements	(205,974)
Futures contracts	(2,701,713)
Forward foreign currency contracts	471,938
Translation of assets and liabilities denominated in foreign currencies	(60,762)

Net change in unrealized appreciation (depreciation)	(10,903,590)

Net realized and change in unrealized gain (loss)	(6,212,965)

Net increase (decrease) in net assets resulting from operations	$(3,526,468)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,686,497	$4,117,570
Net realized gain (loss)	4,690,625	22,903,942
Net change in unrealized appreciation (depreciation)	(10,903,590)	4,758,083

Net increase (decrease) in net assets resulting from operations	(3,526,468)	31,779,595

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(142,458)
Service Class	—	(4,002,068)

Total dividends and/or distributions from net investment income	—	(4,144,526)

Net realized gains:
Initial Class	—	(298,658)
Service Class	—	(9,775,123)

Total dividends and/or distributions from net realized gains	—	(10,073,781)

Total dividends and/or distributions to shareholders	—	(14,218,307)

Capital share transactions:
Proceeds from shares sold:
Initial Class	319,237	496,472
Service Class	5,941,065	20,507,462

	6,260,302	21,003,934

Dividends and/or distributions reinvested:
Initial Class	—	441,116
Service Class	—	13,777,191

	—	14,218,307

Cost of shares redeemed:
Initial Class	(395,610)	(1,038,305)
Service Class	(20,161,603)	(41,269,447)

	(20,557,213)	(42,307,752)

Net increase (decrease) in net assets resulting from capital share transactions	(14,296,911)	(7,085,511)

Net increase (decrease) in net assets	(17,823,379)	10,475,777

Net assets:
Beginning of period/year	319,955,587	309,479,810

End of period/year	$302,132,208	$319,955,587

Undistributed (distributions in excess of) net investment income (loss)	$9,317,190	$6,630,693

Capital share transactions - shares:
Shares issued:
Initial Class	26,399	41,399
Service Class	496,880	1,751,075

	523,279	1,792,474

Shares reinvested:
Initial Class	—	37,766
Service Class	—	1,191,799

	—	1,229,565

Shares redeemed:
Initial Class	(32,566)	(86,807)
Service Class	(1,681,970)	(3,484,852)

	(1,714,536)	(3,571,659)

Net increase (decrease) in shares outstanding:
Initial Class	(6,167)	(7,642)
Service Class	(1,185,090)	(541,978)

	(1,191,257)	(549,620)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2018

(unaudited)

Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(3,526,468)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(228,858,203)
Proceeds of long-term investments	232,737,362
Purchases to cover securities sold short	(1,339,219)
Proceeds from securities sold short	1,340,191
Net purchases/proceeds of short-term investments	5,587,832
Net change in unrealized appreciation (depreciation)	10,903,590
Net realized gain (loss)	(4,690,625)
Net amortization (accretion) of discount and premium	15,591
(Increase) decrease in receivables for investments sold	(5,130,061)
(Increase) decrease in receivables for interest	277,331
(Increase) decrease in receivables for net income from securities lending	(354)
(Increase) decrease in prepaid expenses	(1,023)
Increase (decrease) in payables for investments purchased	14,363,086
Increase (decrease) in dividends and interest payable	80,883
Increase (decrease) in accrued liabilities	(51,077)
Increase (decrease) in collateral for securities on loan	3,364,598
Net cash provided by (used for) swap agreement transactions	2,681,248
Net cash provided by (used for) written options and swaptions transactions	501,950
Net cash provided by (used for) in futures contracts transactions	1,769,925
Net cash provided by (used for) forward foreign currency contracts	(778,047)

Net cash provided by (used for) operating activities	29,248,510

Cash flows from financing activities:
Increase (decrease) in payable reverse repurchase agreements	8,760,113
Proceeds from shares sold, net of receivable for shares sold	6,273,904
Payment of shares redeemed, net of payable for shares redeemed	(20,521,725)
Proceeds from Sale-buyback financing transactions	418,240,560
Payments from Sale-buyback financing transaction	(442,534,656)

Net cash provided by (used for) financing activities	(29,781,804)

Net increase (decrease) in cash and foreign currencies	(533,294)

Cash and foreign currencies, at beginning of period (A) (B)	$6,868,660

Cash and foreign currencies, at end of period (B)	$6,335,366

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$38,311

(A)	Beginning balance is reflective of Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force.
(B)	For the period ended June 30, 2018, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash	$636,246	$358
Cash collateral pledged at broker:
Reverse repurchase agreements	274,000	—
Centrally cleared swap agreements	1,032,000	1,223,000
Futures contracts	4,777,000	5,398,000
Foreign currency, at value	419,414	339,008

Total assets	7,138,660	6,960,366

Liabilities:
Cash collateral received at broker:
OTC derivatives	270,000	360,000
TBA Commitments	—	265,000

Total liabilities	270,000	625,000

Net cash per statement of assets and liabilities	$6,868,660	$6,335,366

Total cash and foreign currencies per statement of cash flows	$6,868,660	$6,335,366

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.21		$11.56		$11.05		$11.55	$10.97	$10.19

Investment operations:
Net investment income (loss) (A)	0.12		0.18		0.12	(B)	0.06	0.05	0.04
Net realized and unrealized gain (loss)	(0.24)		1.03		0.46		(0.26)	0.92	0.82

Total investment operations	(0.12)		1.21		0.58		(0.20)	0.97	0.86

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.07)		(0.05)	(0.16)	(0.08)
Net realized gains	—		(0.38)		—		(0.25)	(0.23)	—

Total dividends and/or distributions to shareholders	—		(0.56)		(0.07)		(0.30)	(0.39)	(0.08)

Net asset value, end of period/year	$12.09		$12.21		$11.56		$11.05	$11.55	$10.97

Total return (C)	(0.98	)%(D)	10.70%		5.22%		(1.77)%	8.93%	8.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,734		$9,908		$9,469		$9,739	$10,581	$10,011
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(E)(F)	0.95	%(F)	0.88%		0.89%	0.89%	0.96%
Including waiver and/or reimbursement and recapture	0.96	%(E)(F)	0.95	%(F)	0.88	%(B)	0.90%	0.92%	0.92%
Net investment income (loss) to average net assets	2.00	%(E)	1.53%		1.08	%(B)	0.53%	0.48%	0.42%
Portfolio turnover rate	20	%(D)(G)	43	%(G)	58	%(G)	53%	31%	72	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.08		$11.45		$10.95		$11.47	$10.90	$10.14

Investment operations:
Net investment income (loss) (A)	0.10		0.15		0.09	(B)	0.03	0.03	0.02
Net realized and unrealized gain (loss)	(0.23)		1.02		0.46		(0.27)	0.91	0.80

Total investment operations	(0.13)		1.17		0.55		(0.24)	0.94	0.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.05)		(0.03)	(0.14)	(0.06)
Net realized gains	—		(0.38)		—		(0.25)	(0.23)	—

Total dividends and/or distributions to shareholders	—		(0.54)		(0.05)		(0.28)	(0.37)	(0.06)

Net asset value, end of period/year	$11.95		$12.08		$11.45		$10.95	$11.47	$10.90

Total return (C)	(1.08	)%(D)	10.39%		4.98%		(2.08)%	8.72%	8.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$292,398		$310,048		$300,011		$241,777	$144,469	$94,659
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(E)(F)	1.20	%(F)	1.13%		1.14%	1.14%	1.21%
Including waiver and/or reimbursement and recapture	1.21	%(E)(F)	1.20	%(F)	1.13	%(B)	1.15%	1.18%	1.17%
Net investment income (loss) to average net assets	1.74	%(E)	1.28%		0.83	%(B)	0.30%	0.23%	0.18%
Portfolio turnover rate	20	%(D)(G)	43	%(G)	58	%(G)	53%	31%	72	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions.
(G)	Excludes sale-buyback transactions.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 69,129,611	181	1.73%

Open reverse repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2018, the Portfolio earned price drop fee income of $86,513. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 14,874,533	181	1.59%

Open sale-buyback financing transactions at June 30, 2018, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$4,380,266	$—	$—	$—	$4,380,266
Foreign Government Obligations	378,962	—	—	—	378,962
Total Securities Lending Transactions	$4,759,228	$—	$—	$—	$4,759,228
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$78,092,034	$1,710,000	$—	$79,802,034
Cash	(360,546)	—	—	—	(360,546)
Total Reverse Repurchase Agreements	$(360,546)	$78,092,034	$1,710,000	$—	$79,441,488
Sale Buy-back Transactions
U.S. Government Obligations	$—	$3,204,935	$—	$—	$3,204,935
Total Borrowings	$4,398,682	$81,296,969	$1,710,000	$—	$87,405,651

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,107,215	$—	$2,572,240	$—	$—	$3,679,455
Centrally cleared swap agreements, at value (A) (C)	4,025,020	—	—	202,051	—	4,227,071
OTC swap agreements, at value	—	—	—	5,310	—	5,310
Net unrealized appreciation on futures contracts (A) (D)	1,602,401	—	—	—	—	1,602,401
Unrealized appreciation on forward foreign currency contracts	—	139,010	—	—	—	139,010
Total	$6,734,636	$139,010	$2,572,240	$207,361	$—	$9,653,247

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (A)	$(1,665,147)	$—	$—	$(852)	$—	$(1,665,999)
Centrally cleared swap agreements, at value (A) (C)	(140,402)	—	—	—	—	(140,402)
OTC swap agreements, at value	—	—	(469,791)	(337)	—	(470,128)
Net unrealized depreciation on futures contracts (A) (D)	(481,188)	—	(2,521,322)	—	—	(3,002,510)
Unrealized depreciation on forward foreign currency contracts	—	(46,331)	—	—	—	(46,331)
Total	$(2,286,737)	$(46,331)	$(2,991,113)	$(1,189)	$—	$(5,325,370)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Investments, at value on the Statement of Assets and Liabilities.
(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$79,759	$—	$(336,579)	$—	$—	$(256,820)
Written options and swaptions	40,757	10,801	—	—	—	51,558
Swap agreements	2,278,222	—	176,219	8,103	—	2,462,544
Futures contracts	(483,936)	—	5,565,360	—	—	5,081,424
Forward foreign currency contracts (B)	—	(637,620)	—	—	—	(637,620)
Total	$1,914,802	$(626,819)	$5,405,000	$8,103	$—	$6,701,086

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$107,686	$—	$339,445	$—	$—	$447,131
Written options and swaptions	(453,157)	4,383	—	4,026	—	(444,748)
Swap agreements	472,606	—	(708,474)	29,894	—	(205,974)
Futures contracts	976,126	—	(3,677,839)	—	—	(2,701,713)
Forward foreign currency contracts (D)	—	471,938	—	—	—	471,938
Total	$1,103,261	$476,321	$(4,046,868)	$33,920	$—	$(2,433,366)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 89,667	$ 2,559,266	$ (136,044)	$ (1,063,444)	$ 136,045,073	149,121,086	(259,600,000)	$ 13,791,497	$ 14,700,913

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$17,800	$—	$—	$17,800	$—	$—	$—	$—
BNP Paribas	—	—	—	—	334	—	—	334
Citibank N.A.	51,291	(51,291)	—	—	457,945	(51,291)	(406,654)	—
Credit Suisse Securities (USA) LLC	9,011	—	(9,011)	—	—	—	—	—
Deutsche Bank AG	—	—	—	—	226	—	—	226
Goldman Sachs Bank	747,716	(747,716)	—	—	1,160,899	(747,716)	(294,482)	118,701
Goldman Sachs International	5,310	(337)	—	4,973	337	(337)	—	—
HSBC Bank USA	17,316	(7,478)	—	9,838	7,478	(7,478)	—	—
JPMorgan Chase Bank, N.A.	25,645	(12,066)	—	13,579	12,066	(12,066)	—	—
Merrill Lynch International	—	—	—	—	42,212	—	—	42,212
Morgan Stanley & Co., Inc.	349,726	(349,726)	—	—	463,773	(349,726)	—	114,047
Standard Chartered Bank	14,971	—	—	14,971	—	—	—	—
Other Derivatives (C)	8,414,462	—	—	8,414,462	3,180,100	—	—	3,180,100

Total	$9,653,248	$(1,168,614)	$(9,011)	$8,475,623	$5,325,370	$(1,168,614)	$(701,136)	$3,455,620

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.79%
Over $750 million up to $1.5 billion	0.78
Over $1.5 billion	0.75

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2019
Service Class	1.17	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 16,274,527	$ 40,749,514	$ 27,345,815	$ 48,994,177

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 416,148,097	$ 4,588,433	$ (11,573,569)	$ (6,985,136)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical — Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$990.60	$4.59	$1,020.20	$4.66	0.93%
Service Class	1,000.00	989.70	5.82	1,018.90	5.91	1.18

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	4.95
Duration †	2.18

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	84.7%
U.S. Government Obligations	19.2
Corporate Debt Securities	17.7
U.S. Government Agency Obligations	9.4
Asset-Backed Securities	2.4
Foreign Government Obligations	2.2
Exchange-Traded Options Purchased	1.5
Mortgage-Backed Securities	1.5
Short-Term U.S. Government Obligations	0.9
Securities Lending Collateral	0.5
Municipal Government Obligations	0.3
Over-the-Counter Interest Rate Swaptions Purchased	0.2
Certificates of Deposit	0.1
Short-Term Foreign Government Obligations	0.1
Net Other Assets (Liabilities) ^	(40.7)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 04/25/2026 (B)	$ 250,000	$ 250,031
BlueMountain CLO, Ltd. Series 2013-3A, Class AR, 3-Month LIBOR + 0.89%, 3.25% (A), 10/29/2025 (B)	163,218	163,215
California Republic Auto Receivables Trust Series 2018-1, Class A1, 2.45%, 07/15/2019	200,000	200,007
Carlyle Global Market Strategies CLO, Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 1.14%, 3.49% (A), 10/16/2025 (B)	300,000	300,002
Cent CLO 21, Ltd. Series 2014-21A, Class A1BR, 3-Month LIBOR + 1.21%, 3.58% (A), 07/27/2026 (B)	600,000	600,022
Colony Starwood Homes Trust Series 2016-1A, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 07/17/2033 (B)	387,901	389,665
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 0.00% (A), 07/17/2028 (B) (C) (D)	400,000	400,000
CVP Cascade CLO-1, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.50% (A), 01/16/2026 (B)	662,444	662,508
Denali Capital CLO XI, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 1.15%, 3.51% (A), 04/20/2027 (B)	300,000	300,041
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.25% (A), 10/15/2027 (B)	500,000	499,712
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 2.98% (A), 03/25/2035	275,247	277,132
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 2.92% (A), 06/20/2027 (B) (D)	200,000	200,000
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 2.90% (A), 01/16/2026 (B) (D)	300,000	302,130
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.48% (A), 01/20/2026 (B)	428,489	428,492
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	700,000	677,805

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 10/22/2025 (B)	$ 500,000	$ 500,063
KVK CLO, Ltd. Series 2013-2A, Class AR, 3-Month LIBOR + 1.15%, 3.50% (A), 01/15/2026 (B)	206,192	206,214
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.25% (A), 04/15/2028 (B)	600,000	599,230
Morgan Stanley Home Equity Loan Trust Series 2005-3, Class M2, 1-Month LIBOR + 0.71%, 2.80% (A), 08/25/2035	51,176	51,356
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 2.90% (A), 10/15/2026 (B) (D)	300,000	300,000
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.79% (A), 12/26/2031 (B)	45,889	46,075
Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class AR, 3-Month LIBOR + 1.13%, 3.49% (A), 07/20/2026 (B)	300,000	300,038
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.58% (A), 10/20/2026 (B)	600,000	600,107
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.04% (A), 11/25/2065 (B)	214,228	216,973
Progress Residential Trust Series 2016-SFR1, Class A, 1-Month LIBOR + 1.50%, 3.59% (A), 09/17/2033 (B)	296,456	296,908
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.52% (A), 02/17/2032 (B)	563,950	576,169
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.62% (A), 11/15/2023 (B)	220,198	220,281
Westlake Automobile Receivables Trust Series 2016-3A, Class A2, 1.42%, 10/15/2019 (B)	72,313	72,275

Total Asset-Backed Securities (Cost $9,572,835)		9,636,451

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Barclays Bank PLC 1.94% (E), 09/04/2018	500,000	500,000

Total Certificate of Deposit (Cost $500,000)		500,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 17.7%
Aerospace & Defense - 0.0% (F)
Northrop Grumman Corp. 2.93%, 01/15/2025	$ 100,000	$ 94,936

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	189,409	177,884
3.25%, 04/15/2030	94,783	90,107
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B) (D)	200,000	200,000
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	650,192	619,308
United Airlines Pass-Through Trust
2.88%, 04/07/2030	292,071	270,341
3.10%, 04/07/2030	292,071	273,086

		1,630,726

Auto Components - 0.1%
Delphi Corp. 4.15%, 03/15/2024	240,000	240,632

Banks - 4.7%
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B)	800,000	784,237
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	286,433
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,578,000	1,485,962
Bank of Montreal
1.75%, 06/15/2021 (B)	500,000	480,899
2.55%, 11/06/2022, MTN	80,000	77,283
Barclays PLC
3.65%, 03/16/2025	300,000	280,990
4.34%, 01/10/2028	200,000	189,956
BNP Paribas SA 3.38%, 01/09/2025 (B)	500,000	472,341
Citigroup, Inc.
2.05%, 12/07/2018	510,000	509,023
2.40%, 02/18/2020	1,400,000	1,382,152
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	980,000	982,968
4.40%, 06/10/2025	750,000	745,903
Cooperatieve Rabobank UA 3.75%, 07/21/2026	400,000	374,454
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	800,000	770,875
HSBC USA, Inc.
2.38%, 11/13/2019	120,000	118,824
2.75%, 08/07/2020	500,000	495,399
3-Month LIBOR + 0.61%, 2.97% (A), 11/13/2019	240,000	241,085
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	99,073
3.90%, 07/15/2025	50,000	49,812
Lloyds Banking Group PLC 4.38%, 03/22/2028	200,000	197,304
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	250,000	248,322
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 1.88%, 4.18% (A), 03/01/2021	329,000	340,593

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	$ 9,000	$ 8,866
National Australia Bank, Ltd. 1.38%, 07/12/2019	1,300,000	1,280,727
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	300,000	291,426
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	298,665
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	300,000	318,825
Santander Holdings USA, Inc. 2.70%, 05/24/2019	649,000	647,045
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	482,928
3.13%, 01/08/2021	60,000	59,168
Santander UK PLC 2.38%, 03/16/2020	1,000,000	984,836
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 (H)	200,000	202,700
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (G) (H)	EUR 200,000	277,469
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 500,000	493,672
Sumitomo Mitsui Financial Group, Inc. 2.63%, 07/14/2026 (I)	100,000	91,115
Swedbank AB 2.20%, 03/04/2020 (B)	280,000	276,391
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	49,210
3-Month LIBOR + 0.40%, 2.74% (A), 09/14/2018	700,000	700,557
3.00%, 02/19/2025, MTN	100,000	94,325
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	200,000	191,625
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	1,900,000	1,866,280

		19,229,718

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	850,000	842,893
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	200,000	194,161

		1,037,054

Biotechnology - 0.2%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	688,963
3.20%, 11/06/2022	100,000	98,351
Amgen, Inc. 4.50%, 03/15/2020	200,000	204,678

		991,992

Building Products - 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	250,000	250,676
Masco Corp. 4.45%, 04/01/2025	10,000	10,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
3.40%, 08/15/2026	$ 200,000	$ 182,360
4.20%, 12/01/2024	10,000	9,866

		452,936

Capital Markets - 1.2%
Brighthouse Holdings LLC 6.50% (J), 07/27/2037 (B) (D) (G)	100,000	98,000
Charles Schwab Corp. Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	300,000	287,250
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	235,082
4.28%, 01/09/2028 (B)	600,000	583,648
Deutsche Bank AG 4.25%, 10/14/2021	200,000	197,174
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	38,999
3.85%, 07/08/2024, MTN	1,400,000	1,388,240
InterContinental Exchange, Inc. 2.75%, 12/01/2020	30,000	29,759
Lazard Group LLC 3.75%, 02/13/2025	19,000	18,400
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	200,000	198,800
4.00%, 07/23/2025, MTN	40,000	39,878
5.50%, 07/24/2020, MTN	1,200,000	1,253,569
S&P Global, Inc. 4.40%, 02/15/2026	30,000	30,759
UBS AG 4.50%, 06/26/2048 (B) (D)	300,000	305,869

		4,705,427

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,484
7.00%, 10/15/2037 (B)	100,000	124,970
Republic Services, Inc. 3.55%, 06/01/2022	300,000	301,918

		435,372

Consumer Finance - 1.4%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.83% (A), 08/15/2019, MTN	400,000	401,385
3-Month LIBOR + 0.78%, 3.14% (A), 11/05/2018, MTN	120,000	120,237
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	700,000	689,808
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	86,590
3.70%, 11/24/2020	510,000	512,777
Hyundai Capital America 2.50%, 03/18/2019 (B)	300,000	298,616
Synchrony Financial
2.60%, 01/15/2019	510,000	509,020
2.70%, 02/03/2020	9,000	8,905
4.50%, 07/23/2025	500,000	491,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp. 1.40%, 05/20/2019, MTN	$ 600,000	$ 593,484
Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (B)	1,800,000	1,785,321

		5,497,198

Diversified Consumer Services - 0.1%
Nationwide Building Society 3.90%, 07/21/2025 (B)	300,000	297,232

Diversified Financial Services - 0.4%
BRFkredit A/S 1.00%, 10/01/2018, MTN	DKK 2,800,000	440,157
Helios Leasing I LLC 1.56%, 09/28/2024	$ 54,544	51,888
ORIX Corp. 3.25%, 12/04/2024	300,000	286,634
Protective Life Global Funding 2.70%, 11/25/2020 (B)	510,000	503,173
Tagua Leasing LLC 1.58%, 11/16/2024	56,684	54,084
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	178,000

		1,513,936

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	100,000	101,117
3.40%, 05/15/2025	720,000	675,172
5.25%, 03/01/2037	300,000	295,066
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	667,221
4.52%, 09/15/2048	300,000	273,513
4.67%, 03/15/2055	475,000	421,865

		2,433,954

Electric Utilities - 1.0%
AEP Texas, Inc. 3.95%, 06/01/2028 (B) (D)	300,000	299,056
Appalachian Power Co. 3.40%, 06/01/2025	370,000	364,260
Duke Energy Corp.
3.75%, 04/15/2024	100,000	99,787
3.95%, 10/15/2023	200,000	202,252
4.80%, 12/15/2045	510,000	533,515
Duke Energy Florida LLC 3.80%, 07/15/2028	300,000	301,624
Electricite de France SA 3.63%, 10/13/2025 (B)	500,000	489,509
Entergy Mississippi, Inc. 2.85%, 06/01/2028	700,000	641,698
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	200,000	193,932
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	100,000	97,385
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	463,776
3.50%, 06/15/2025	10,000	9,329

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co. 6.20%, 03/15/2040	$ 400,000	$ 494,580

		4,190,703

Electrical Equipment - 0.0% (F)
Schneider Electric SE 2.95%, 09/27/2022 (B)	75,000	73,635

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	200,000	186,962
Flex, Ltd. 4.75%, 06/15/2025	10,000	10,096

		197,058

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	255,000	269,688

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	96,539
4.30%, 01/15/2026	550,000	550,291
4.50%, 07/30/2029	200,000	199,278
American Tower Corp.
3.38%, 10/15/2026	400,000	370,233
4.00%, 06/01/2025	760,000	745,175
4.40%, 02/15/2026	400,000	397,135
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	360,000	350,918
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	118,787
5.25%, 01/15/2023	600,000	628,703
Digital Realty Trust, LP 3.95%, 07/01/2022	500,000	505,110
Federal Realty Investment Trust 3.63%, 08/01/2046	100,000	86,870
Kilroy Realty, LP 4.38%, 10/01/2025	350,000	350,486
Mid-America Apartments, LP 4.00%, 11/15/2025	350,000	346,870
Prologis, LP 3.75%, 11/01/2025	10,000	9,986
Unibail-Rodamco SE 3-Month LIBOR + 0.77%, 3.12% (A), 04/16/2019, MTN (H)	500,000	501,778
WP Carey, Inc. 4.60%, 04/01/2024	300,000	303,133

		5,561,292

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	9,884
4.38%, 06/01/2046	250,000	216,276
Mead Johnson Nutrition Co. 4.60%, 06/01/2044 (I)	100,000	104,260

		330,420

Gas Utilities - 0.2%
ONE Gas, Inc. 2.07%, 02/01/2019	700,000	697,546

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Southern California Gas Co. 4.13%, 06/01/2048	$ 300,000	$ 300,606

		998,152

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 3.38%, 05/15/2022	370,000	365,013
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	505,056
3.15%, 04/01/2022	20,000	19,634
3.55%, 04/01/2025	20,000	19,038

		908,741

Health Care Providers & Services - 0.2%
Aetna, Inc. 3.50%, 11/15/2024	10,000	9,714
AHS Hospital Corp. 5.02%, 07/01/2045	200,000	227,619
CVS Health Corp.
4.10%, 03/25/2025	50,000	49,735
4.30%, 03/25/2028	150,000	147,961
4.78%, 03/25/2038	50,000	49,179
5.05%, 03/25/2048	50,000	50,885
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	100,000	104,388
Humana, Inc. 4.80%, 03/15/2047	100,000	102,730
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	9,000	8,789
Northwell Healthcare, Inc. 3.98%, 11/01/2046	200,000	183,657

		934,657

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC 6.25%, 10/01/2039	100,000	105,862

Insurance - 0.9%
Brighthouse Financial, Inc. 4.70%, 06/22/2047	200,000	164,827
Chubb INA Holdings, Inc. 3.35%, 05/03/2026	20,000	19,391
First American Financial Corp. 4.60%, 11/15/2024	10,000	10,097
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	100,000	100,786
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	510,000	502,029
Marsh & McLennan Cos., Inc. 3.75%, 03/14/2026	10,000	9,902
Meiji Yasuda Life Insurance Co. Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B) (I)	400,000	403,500
MetLife, Inc. 4.05%, 03/01/2045	10,000	9,287
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	146,888
2.30%, 04/10/2019 (B)	300,000	299,001
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	544,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	$ 510,000	$ 502,267
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	295,269
3.00%, 04/18/2026 (B)	200,000	187,499
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	59,911
2.50%, 04/24/2019 (B)	100,000	99,638
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	400,000	382,533
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	91,633
XLIT, Ltd. 4.45%, 03/31/2025	10,000	9,839

		3,839,061

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	97,050
5.20%, 12/03/2025	410,000	450,719

		547,769

IT Services - 0.1%
Fidelity National Information Services, Inc. 4.50%, 10/15/2022	242,000	249,678

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	490,000	479,169
3.30%, 02/15/2022	20,000	19,883

		499,052

Marine - 0.0% (F)
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	200,000	193,240

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (I)	300,000	280,854
4.46%, 07/23/2022	600,000	607,372
5.38%, 05/01/2047	300,000	272,429
Comcast Corp.
4.40%, 08/15/2035	10,000	9,730
4.75%, 03/01/2044	800,000	787,636
Discovery Communications LLC 5.00%, 09/20/2037	200,000	192,570
Sky PLC 3.13%, 11/26/2022 (B)	40,000	39,198

		2,189,789

Multi-Utilities - 0.2%
DTE Electric Co. 3.70%, 06/01/2046 (I)	600,000	571,558
E.ON International Finance BV 6.65%, 04/30/2038 (B)	240,000	294,543
Sempra Energy 2.88%, 10/01/2022	75,000	72,669

		938,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 0.8%
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	$ 200,000	$ 196,002
Concho Resources, Inc. 3.75%, 10/01/2027	200,000	192,389
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (H) (I)	200,000	210,500
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	96,622
4.75%, 01/15/2026	400,000	396,598
7.50%, 07/01/2038	50,000	57,066
Enterprise Products Operating LLC 3.70%, 02/15/2026	520,000	508,107
Petroleos Mexicanos 6.00%, 03/05/2020	64,000	66,080
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	600,000	639,993
Shell International Finance BV 4.00%, 05/10/2046	200,000	193,699
TransCanada PipeLines, Ltd. 7.63%, 01/15/2039	200,000	261,281
TransCanada Trust Fixed until 03/15/2027, 5.30% (A), 03/15/2077	100,000	94,552
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,745
3.70%, 03/15/2028 (B) (I)	300,000	283,516

		3,206,150

Paper & Forest Products - 0.1%
Georgia-Pacific LLC 5.40%, 11/01/2020 (B)	220,000	230,461

Pharmaceuticals - 0.6%
Allergan Funding SCS 3.85%, 06/15/2024	700,000	687,399
Baxalta, Inc. 3.60%, 06/23/2022	10,000	9,897
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	600,000	594,820
ELI Lilly & Co. 3.10%, 05/15/2027	200,000	191,441
EMD Finance LLC 2.40%, 03/19/2020 (B)	250,000	246,521
Johnson & Johnson 3.63%, 03/03/2037	300,000	293,161
Mylan, Inc. 4.55%, 04/15/2028 (B)	100,000	97,726
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	94,079
3.20%, 09/23/2026	200,000	183,278

		2,398,322

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	400,000	391,230
5.15%, 09/01/2043	100,000	110,833
Kansas City Southern 4.95%, 08/15/2045	300,000	301,634
Union Pacific Corp. 4.10%, 09/15/2067	100,000	87,737

		891,434

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 4.10%, 05/11/2047	$ 300,000	$ 299,141

Software - 0.3%
Autodesk, Inc. 4.38%, 06/15/2025	20,000	20,140
Microsoft Corp. 4.10%, 02/06/2037	300,000	312,563
Oracle Corp. 2.95%, 05/15/2025	760,000	725,540

		1,058,243

Specialty Retail - 0.0% (F)
QVC, Inc.
4.45%, 02/15/2025	100,000	96,648
4.85%, 04/01/2024	100,000	99,248

		195,896

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.66% (A), 05/06/2019	300,000	300,727
2.90%, 09/12/2027	200,000	187,748
3.20%, 05/11/2027	100,000	96,447
3.35%, 02/09/2027	200,000	195,299
3.75%, 09/12/2047	100,000	93,722
4.65%, 02/23/2046	100,000	107,730
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (B)	400,000	469,664

		1,451,337

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037 (B)	500,000	469,071
BAT International Finance PLC 3.50%, 06/15/2022 (B)	10,000	9,905
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,062
4.85%, 09/15/2023	100,000	103,944

		592,982

Trading Companies & Distributors - 0.0% (F)
GATX Corp. 3.25%, 09/15/2026	150,000	138,492

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	200,000	197,668
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,566
3.90%, 03/22/2023 (B)	100,000	99,431

		306,665

Water Utilities - 0.1%
American Water Capital Corp. 3.40%, 03/01/2025	260,000	256,461

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	200,000	198,460

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC (continued)
5.15%, 09/20/2029 (B)	$ 200,000	$ 196,000

		394,460

Total Corporate Debt Securities (Cost $73,586,789)		72,008,724

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Canada - 0.3%
Province of Ontario 1.65%, 09/27/2019	600,000	592,770
Province of Quebec 2.50%, 04/20/2026	600,000	570,625

		1,163,395

Japan - 0.6%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,916,547
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	900,000	869,072

		2,785,619

Kuwait - 0.1%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	300,000	292,026

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (H)	1,600,000	1,544,160
4.50%, 01/20/2022 (H)	200,000	204,650
5.10%, 04/23/2048 (B)	250,000	249,240

		1,998,050

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B) (D)	CAD 300,000	224,966
3-Month LIBOR + 0.70%, 3.02% (A), 05/26/2019	$ 600,000	600,702

		825,668

Saudi Arabia - 0.4%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (B)	1,600,000	1,521,408
4.63%, 10/04/2047 (B) (I)	200,000	186,436

		1,707,844

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	300,000	279,180

Total Foreign Government Obligations (Cost $9,349,719)		9,051,782

MORTGAGE-BACKED SECURITIES - 1.5%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.75% (A), 04/24/2049 (H)	GBP 125,204	166,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.53% (A), 07/25/2035	$ 16,112	$ 16,173
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 2.95% (A), 07/15/2034 (B)	904,373	904,372
COMM Mortgage Trust Series 2018-HOME, Class A, 3.82% (A), 04/10/2033 (B)	300,000	301,730
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 4.01% (A), 11/25/2034	59,645	60,845
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	600,000	595,804
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.78% (A), 12/10/2044 (H)	GBP 89,461	116,996
Federal Home Loan Mortgage Corp. 3.21% (A), 04/25/2028	$ 600,000	588,993
Gemgarto PLC Series 2015-1, Class A, 3-Month GBP LIBOR + 0.95%, 1.58% (A), 02/16/2047 (H)	GBP 4,145	5,472
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B) (D)	$ 400,000	400,797
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (K)	352,374	344,541
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	161,657	166,970
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.77% (A), 04/25/2028	198,990	191,720
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	500,000	492,007
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.13% (A), 12/15/2048	733,630	27,044
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.61% (A), 05/25/2035	44,251	44,364
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.80% (A), 06/10/2043 (H)	GBP 428,511	561,251

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.82% (A), 06/10/2059 (H)	$ 264,401	$ 339,968
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.37% (A), 06/10/2059 (H)	51,002	63,466
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.97% (A), 06/10/2059 (H)	60,717	76,429
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.17% (A), 06/10/2059 (H)	47,764	60,349
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR4, Class A5, 3.71% (A), 04/25/2035	$38,936	39,530
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	500,000	488,956

Total Mortgage-Backed Securities (Cost $6,138,955)		6,054,071

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	100,000	137,807
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	100,000	139,739
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	150,000	213,521

		491,067

Illinois - 0.1%
City of Chicago, General Obligation Unlimited, Series B, 7.05%, 01/01/2029	200,000	217,060

Maryland - 0.0% (F)
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	100,000	91,151

Michigan - 0.0% (F)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	95,000	97,009

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	100,000	106,207

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 2.84% (A), 12/26/2031	52,332	52,361

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.0% (F)
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	$ 100,000	$ 99,649

Total Municipal Government Obligations (Cost $1,113,326)		1,154,504

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (L)	7,525,000	7,410,665
2.38%, 01/13/2022	4,500,000	4,440,933
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 2.67% (A), 02/25/2023	763,388	765,542
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.26% (A), 01/15/2038	579,815	579,236
1-Month LIBOR + 0.40%, 2.47% (A), 02/15/2041 - 09/15/2045	1,033,764	1,039,814
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.40% (A), 01/15/2038	579,815	24,539
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.82% (A), 09/15/2043	636,898	107,112
Federal National Mortgage Association
3.50%, 06/01/2045	309,385	308,856
3.50%, TBA (C)	16,500,000	16,407,384
3.70%, 09/01/2034	281,758	282,913
4.50%, 03/01/2039 - 02/01/2041	261,522	275,015
4.50%, TBA (C)	1,000,000	1,039,384
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.66% (A), 06/25/2041	866,972	876,421
1-Month LIBOR + 0.75%, 2.84% (A), 05/25/2040	718,197	726,875
1-Month LIBOR + 0.85%, 2.94% (A), 11/25/2039	2,334,186	2,392,299
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	363,069	34,123
Government National Mortgage Association 1-Month LIBOR + 0.80%, 2.72% (A), 05/20/2066 - 06/20/2066	1,452,838	1,473,776

Total U.S. Government Agency Obligations (Cost $38,027,564)		38,184,887

U.S. GOVERNMENT OBLIGATIONS - 19.2%
U.S. Treasury - 19.0%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	381,703
2.88%, 11/15/2046 (L)	1,200,000	1,174,922
3.00%, 02/15/2048 (L)	3,100,000	3,110,414
3.13%, 05/15/2048 (L)	700,000	719,441

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.25%, 05/15/2039 (L)	$ 2,300,000	$ 2,774,465
4.38%, 11/15/2039 (L)	2,300,000	2,824,867
4.50%, 08/15/2039 (L)	9,860,000	12,294,573
U.S. Treasury Note
1.25%, 04/30/2019 (L) (M)	4,000,000	3,964,844
1.63%, 05/31/2023 (L)	330,000	313,294
1.88%, 03/31/2022 - 07/31/2022 (L)	13,700,000	13,303,371
2.00%, 12/31/2021 (L)	1,900,000	1,857,844
2.13%, 12/31/2022 (L)	600,000	584,930
2.25%, 02/15/2027 - 11/15/2027 (L)	28,150,000	26,837,950
2.38%, 05/15/2027 (C) (L)	3,200,000	3,081,625
2.75%, 04/30/2023 - 05/31/2023 (L)	1,900,000	1,902,129
2.88%, 05/15/2028 (L)	2,200,000	2,204,383

		77,330,755

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond 1.00%, 02/15/2046 (L)	739,984	762,115

Total U.S. Government Obligations (Cost $79,902,139)		78,092,870

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.08% (E), 10/05/2018	EUR 100,000	116,493
1.27% (E), 03/15/2019	200,000	231,880

Total Short-Term Foreign Government Obligations (Cost $367,605)		348,373

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
1.83% (E), 08/02/2018 (N) (O)	$ 230,000	229,620
1.84% (E), 08/02/2018	221,000	220,633
1.85% (E), 08/02/2018	1,052,000	1,050,240
1.87% (E), 08/02/2018	989,000	987,338
1.92% (E), 09/27/2018 (O)	408,000	406,101
1.93% (E), 09/13/2018 (O)	159,000	158,374
1.96% (E), 10/04/2018 (O)	762,000	758,099

Total Short-Term U.S. Government Obligations (Cost $3,810,405)		3,810,405

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	1,825,672	1,825,672

Total Securities Lending Collateral (Cost $1,825,672)		1,825,672

	Principal	Value
REPURCHASE AGREEMENTS - 84.7%
Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $10,095,522 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $10,299,225.	$ 10,094,765	10,094,765

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

HSBC Bank PLC, 2.07% (E), dated 06/27/2018 - 06/28/2018, to be repurchased at $105,044,275 on 07/05/2018. Collateralized by U.S. Government Obligations, 2.13% - 3.00%, due 01/15/2019 - 05/15/2047, and Cash with a total value of $107,919,050.

	$ 105,000,000	$ 105,000,000
HSBC Bank PLC, 2.26% (E), dated 06/29/2018, to be repurchased at $58,010,923 on 07/02/2018. Collateralized by U.S. Government Obligation, 2.88%, due 04/30/2025, and Cash with a total value of $59,712,045.	58,000,000	58,000,000
Merrill Lynch Pierce Fenner & Smith, 2.10% (E), dated 06/29/2018, to be repurchased at $100,005,833 on 07/03/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2044, and with a value of $102,078,144.	100,000,000	100,000,000
RBC Capital Markets LLC, 2.22% (E), dated 06/29/2018, to be repurchased at $71,013,135 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.38%, due 02/28/2019, and with a value of $72,553,410.	71,000,000	71,000,000

Total Repurchase Agreements (Cost $344,094,765)		344,094,765

Total Investments Excluding Purchased Options/Swaptions (Cost $568,289,774)		564,762,504
Total Purchased Options/Swaptions - 1.7% (Cost $5,773,050)		6,741,618

Total Investments (Cost $574,062,824)		571,504,122
Net Other Assets (Liabilities) - (40.7)%		(165,347,825)

Net Assets - 100.0%		$ 406,156,297

REVERSE REPURCHASE AGREEMENTS - (13.4)%

Bank of Nova Scotia, 1.96% (E), dated 05/02/2018, to be repurchased at $(16,879,047) on 07/10/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 03/31/2022 - 08/15/2027, and with a total value of $(16,986,342).

	$ (16,815,875)	$ (16,815,875)
Deutsche Bank Securities, Inc., 2.10% (E), dated 06/27/2018, to be repurchased at $(3,769,826) on 07/11/2018. Collateralized by a U.S. Government Obligation, 1.25%, due 04/30/2019, and with a value of $(3,775,198).	(3,766,750)	(3,766,750)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Deutsche Bank Securities, Inc., 2.18% (E), dated 06/28/2018, to be repurchased at $(1,833,527) on 07/05/2018. Collateralized by U.S. Government Obligations, 2.88% - 3.13%, due 05/15/2028 - 05/15/2048, and with a total value of $(1,828,739).

	$ (1,832,750)	$ (1,832,750)
JPMorgan Securities LLC, 1.87% (E), dated 06/22/2018, to be repurchased at $(3,027,524) on 07/24/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(3,146,019).	(3,022,500)	(3,022,500)
Merrill Lynch Pierce Fenner & Smith, 1.99% (E), dated 05/09/2018, to be repurchased at $(1,839,784) on 07/10/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(1,835,775).	(1,833,500)	(1,833,500)
Merrill Lynch Pierce Fenner & Smith, 2.10% (E), dated 06/21/2018, to be repurchased at $(1,099,522) on 07/05/2018. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $(1,106,381).	(1,098,625)	(1,098,625)
RBS Securities, Inc., 2.06% (E), dated 05/21/2018, to be repurchased at $(11,729,132) on 07/23/2018. Collateralized by U.S. Government Obligation, 2.25%, 02/15/2027, and Cash with a total value of $(11,661,337).	(11,687,000)	(11,687,000)
RBS Securities, Inc., 2.07% (E), dated 05/22/2018, to be repurchased at $(5,014,689) on 07/23/2018. Collateralized by U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(5,064,127).	(4,996,875)	(4,996,875)
RBS Securities, Inc., 2.08% (E), dated 05/24/2018, to be repurchased at $(948,601) on 07/06/2018. Collateralized by U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(940,341).	(946,250)	(946,250)
RBS Securities, Inc., 2.15% (E), dated 06/11/2018, to be repurchased at $(2,958,040) on 07/11/2018. Collateralized by U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(2,914,596).	(2,952,750)	(2,952,750)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.03% (E), dated 05/11/2018, to be repurchased at $(3,680,366) on 07/11/2018. Collateralized by U.S. Government Obligations, 2.13% - 4.50%, due 12/31/2022 - 08/15/2039, and a total value of $(3,745,524).

$ (3,667,750)	$ (3,667,750)

Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.05% (E), dated 05/22/2018, to be repurchased at $(1,953,325) on 07/09/2018. Collateralized by U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(2,022,706).

$ (1,948,000)	$ (1,948,000)

Total Reverse Repurchase Agreements (Cost $54,568,625)	$ (54,568,625)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	121.00	07/27/2018	USD	5,047,980	42	$9,909	$7,875
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	262,050,868	964	5,210,938	6,092,480

Total							$5,220,847	$6,100,355

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD	15,200,000	$21,934	$1,126
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	15,200,000	33,674	1,305
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	17,500,000	18,375	4,378
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	56,000,000	202,720	217,366
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	2,900,000	275,500	417,088

Total								$552,203	$641,263

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	120.00	07/27/2018	USD	5,047,980	42	$(23,560)	$(22,969)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.73%	07/18/2018	USD	200,000	$(185)	$(82)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.75	07/18/2018	USD	600,000	(570)	(200)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.85	07/18/2018	USD	400,000	(412)	(85)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.95	07/18/2018	USD	1,100,000	(1,829)	(146)

Total							$(2,996)	$(513)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02%	06/21/2021	USD	56,000,000	$(263,200)	$(288,249)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	3,200,000	(33,731)	(3,289)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	3,500,000	(18,375)	(5,820)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	14,500,000	(275,500)	(653,443)

Total								$(590,806)	$(950,801)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(617,362)	$(974,283)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (P)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	700,000	$11,727	$12,077	$(350)
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	1,200,000	18,086	19,619	(1,533)

Total						$29,813	$31,696	$(1,883)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	5,300,000	$612,172	$357,991	$254,181
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	200,000	18,040	8,619	9,421
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD	200,000	(5,416)	1,358	(6,774)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	27,200,000	1,608,761	1,656,105	(47,344)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	900,000	34,068	20,189	13,879
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD	1,300,000	60,466	(45,228)	105,694
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	1,800,000	10,675	(19,967)	30,642
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	3,300,000	20,611	73,803	(53,192)
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	1,600,000	(41,318)	(40,820)	(498)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	(32,260)	24,554	(56,814)

Total							$2,285,799	$2,036,604	$249,195

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (P)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$2,811	$(39,286)	$42,097
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	(225)	(36,163)	35,938

Total							$2,586	$(75,449)	$78,035

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	Receive	Quarterly	08/22/2018	USD	5,416,317	902	$(75,135)	$(436)	$(74,699)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/23/2019	USD	57,355,159	9,363	(1,950,674)	—	(1,950,674)

Total								$(2,025,809)	$(436)	$(2,025,373)

Value
OTC Swap Agreements, at value (Assets)	$2,811
OTC Swap Agreements, at value (Liabilities)	$(2,026,034)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	112	09/17/2018	$27,308,702	$27,312,600	$3,898	$—
90-Day Eurodollar	Long	85	12/17/2018	20,758,171	20,689,000	—	(69,171)
90-Day Eurodollar	Long	159	03/18/2019	38,802,166	38,652,900	—	(149,266)
90-Day Eurodollar	Short	(122)	06/17/2019	(29,811,001)	(29,629,225)	181,776	—
90-Day Eurodollar	Short	(73)	09/16/2019	(17,829,265)	(17,717,100)	112,165	—
90-Day Eurodollar	Short	(267)	12/16/2019	(65,127,141)	(64,770,863)	356,278	—
90-Day Eurodollar	Short	(159)	03/16/2020	(38,724,246)	(38,565,444)	158,802	—
5-Year U.S. Treasury Note	Long	10	09/28/2018	1,134,075	1,136,172	2,097	—
10-Year U.S. Treasury Note	Short	(44)	09/19/2018	(5,239,036)	(5,288,250)	—	(49,214)
Euro OAT Index	Short	(11)	09/06/2018	(1,962,570)	(1,985,190)	—	(22,620)
German Euro Bund Index	Short	(4)	09/06/2018	(756,100)	(759,304)	—	(3,204)
Russell 2000® Mini Index	Long	246	09/21/2018	20,637,694	20,264,250	—	(373,444)
S&P 500® E-Mini Index	Long	1,780	09/21/2018	247,435,701	242,222,400	—	(5,213,301)
U.S. Treasury Bond	Long	30	09/19/2018	4,407,815	4,481,063	73,248	—

Total						$888,264	$(5,880,220)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/24/2018	USD	617,000	RUB	38,284,850	$10,994	$—
CITI	07/02/2018	USD	118,930	DKK	715,000	6,844	—
CITI	07/10/2018	RUB	114,661,725	USD	1,813,155	10,698	—
CITI	08/15/2018	JPY	131,461,529	USD	1,206,401	—	(15,271)
CITI	03/15/2019	USD	254,645	EUR	200,000	16,161	—
CSS	10/05/2018	USD	124,750	EUR	100,000	7,107	—
GSB	07/03/2018	USD	318,919	EUR	273,000	43	—
GSB	07/03/2018	USD	1,553,684	GBP	1,165,000	15,975	—
GSB	08/08/2018	ZAR	4,900,000	USD	354,761	652	—
GSB	08/08/2018	USD	208,331	ZAR	2,890,000	—	(1,290)
GSB	08/24/2018	USD	285,000	RUB	17,858,100	2,326	—
HSBC	07/10/2018	USD	1,819,161	RUB	114,661,725	—	(4,692)
HSBC	08/24/2018	USD	634,751	RUB	39,673,100	6,770	—
HSBC	08/24/2018	RUB	114,661,725	USD	1,810,629	4,338	—
HSBC	10/01/2018	USD	112,422	DKK	715,000	—	(477)
JPM	07/03/2018	USD	227,626	CAD	295,000	3,218	—
JPM	07/03/2018	GBP	97,000	USD	129,462	—	(1,429)
JPM	08/08/2018	USD	159,270	ZAR	2,032,576	11,841	—
JPM	08/24/2018	USD	318,000	RUB	19,913,160	2,797	—
JPM	10/01/2018	USD	423,573	DKK	2,875,000	—	(30,390)
JPM	10/01/2018	DKK	47,000	USD	7,289	132	—

Total						$99,896	$(53,549)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,636,451	$—	$9,636,451
Certificate of Deposit	—	500,000	—	500,000
Corporate Debt Securities	—	72,008,724	—	72,008,724
Foreign Government Obligations	—	9,051,782	—	9,051,782
Mortgage-Backed Securities	—	6,054,071	—	6,054,071
Municipal Government Obligations	—	1,154,504	—	1,154,504
U.S. Government Agency Obligations	—	38,184,887	—	38,184,887
U.S. Government Obligations	—	78,092,870	—	78,092,870
Short-Term Foreign Government Obligations	—	348,373	—	348,373
Short-Term U.S. Government Obligations	—	3,810,405	—	3,810,405
Securities Lending Collateral	1,825,672	—	—	1,825,672
Repurchase Agreements	—	344,094,765	—	344,094,765
Exchange-Traded Options Purchased	6,100,355	—	—	6,100,355
Over-the-Counter Interest Rate Swaptions Purchased	—	641,263	—	641,263

Total Investments	$7,926,027	$563,578,095	$—	$571,504,122

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$29,813	$—	$29,813
Centrally Cleared Interest Rate Swap Agreements	—	2,364,793	—	2,364,793
Over-the-Counter Credit Default Swap Agreements	—	2,811	—	2,811
Futures Contracts (U)	888,264	—	—	888,264
Forward Foreign Currency Contracts (U)	—	99,896	—	99,896

Total Other Financial Instruments	$888,264	$2,497,313	$—	$3,385,577

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(54,568,625)	$—	$(54,568,625)
Exchange-Traded Options Written	(22,969)	—	—	(22,969)
Over-the-Counter Credit Default Swaptions Written	—	(513)	—	(513)
Over-the-Counter Interest Rate Swaptions Written	—	(950,801)	—	(950,801)
Centrally Cleared Interest Rate Swap Agreements	—	(78,994)	—	(78,994)
Over-the-Counter Credit Default Swap Agreements	—	(225)	—	(225)
Over-the-Counter Total Return Swap Agreements	—	(2,025,809)	—	(2,025,809)
Futures Contracts (U)	(5,880,220)	—	—	(5,880,220)
Forward Foreign Currency Contracts (U)	—	(53,549)	—	(53,549)

Total Other Financial Instruments	$(5,903,189)	$(57,678,516)	$—	$(63,581,705)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $36,580,772, representing 9.0% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At June 30, 2018, the value of such securities amounted to $3,372,081 or 0.8% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $4,331,482, representing 1.1% of the Portfolio’s net assets.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,788,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2018; the maturity date disclosed is the ultimate maturity date.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the value of the security is $344,541, representing 0.1% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $133,813.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,031,295.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,779,114.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $229,968,059) (including securities loaned of $1,788,338)	$227,409,357
Repurchase agreement, at value (cost $344,094,765)	344,094,765
Cash	840
Cash collateral pledged at broker:
Centrally cleared swap agreements	1,877,000
Futures contracts	10,069,000
Foreign currency, at value (cost $207,772)	203,721
Receivables and other assets:
Investments sold	214,292
When-issued, delayed-delivery, forward and TBA commitments sold	13,990,430
Interest	1,465,737
Dividends	4
Tax reclaims	255
Net income from securities lending	209
Variation margin receivable on centrally cleared swap agreements	118,676
Variation margin receivable on futures contracts	363,056
Prepaid expenses	1,439
OTC swap agreements, at value	2,811
Unrealized appreciation on forward foreign currency contracts	99,896

Total assets	599,911,488

Liabilities:
Cash collateral received at broker:
OTC derivatives (A)	490,000
Payables and other liabilities:
Shares of beneficial interest redeemed	21,610
Sale-buyback financing transactions	1,446,471
Investments purchased	98,953,495
When-issued, delayed-delivery, forward and TBA commitments purchased	32,846,831
Investment management fees	266,461
Distribution and service fees	79,021
Transfer agent costs	821
Trustees, CCO and deferred compensation fees	1,423
Audit and tax fees	13,904
Custody fees	16,659
Legal fees	4,176
Printing and shareholder reports fees	41,191
Interest	119,997
Deferred income for sale-buyback financing transactions	128
Other	4,840
Collateral for securities on loan	1,825,672
Reverse repurchase agreements, at value (cost $54,568,625)	54,568,625
Written options and swaptions, at value (premium received $617,362)	974,283
OTC swap agreements, at value	2,026,034
Unrealized depreciation on forward foreign currency contracts	53,549

Total liabilities	193,755,191

Net assets	$406,156,297

Net assets consist of:
Capital stock ($0.01 par value)	$324,841
Additional paid-in capital	358,566,652
Undistributed (distributions in excess of) net investment income (loss)	12,739,860
Accumulated net realized gain (loss)	44,089,791
Net unrealized appreciation (depreciation) on:
Investments	(2,558,702)
Written options and swaptions	(356,921)
Swap agreements	(1,700,026)
Futures contracts	(4,991,956)
Forward foreign currency contracts	46,347
Translation of assets and liabilities denominated in foreign currencies	(3,589)

Net assets	$406,156,297

Net assets by class:
Initial Class	$12,998,505
Service Class	393,157,792

Shares outstanding:
Initial Class	1,023,421
Service Class	31,460,723

Net asset value and offering price per share:
Initial Class	$12.70
Service Class	12.50

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$4,635,525
Net income (loss) from securities lending	2,235
Withholding taxes on foreign income	9

Total investment income	4,637,769

Expenses:
Investment management fees	1,684,180
Distribution and service fees:
Service Class	499,503
Transfer agent costs	2,977
Trustees, CCO and deferred compensation fees	6,513
Audit and tax fees	13,499
Custody fees	86,400
Legal fees	12,212
Printing and shareholder reports fees	22,604
Interest	76,238
Other	5,529

Total expenses	2,409,655

Net investment income (loss)	2,228,114

Net realized gain (loss) on:
Investments	(1,859,262)
Written options and swaptions	30,799
Swap agreements	2,157,965
Futures contracts	8,991,209
Forward foreign currency contracts	(1,056,623)
Foreign currency transactions	(57,928)

Net realized gain (loss)	8,206,160

Net change in unrealized appreciation (depreciation) on:
Investments	(4,917,756)
Written options and swaptions	(252,500)
Swap agreements	(2,797,714)
Futures contracts	(7,555,020)
Forward foreign currency contracts	752,894
Translation of assets and liabilities denominated in foreign currencies	(19,037)

Net change in unrealized appreciation (depreciation)	(14,789,133)

Net realized and change in unrealized gain (loss)	(6,582,973)

Net increase (decrease) in net assets resulting from operations	$(4,354,859)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,228,114	$2,226,323
Net realized gain (loss)	8,206,160	47,141,316
Net change in unrealized appreciation (depreciation)	(14,789,133)	6,209,726

Net increase (decrease) in net assets resulting from operations	(4,354,859)	55,577,365

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(79,582)
Service Class	—	(1,574,574)

Total dividends and/or distributions from net investment income	—	(1,654,156)

Net realized gains:
Initial Class	—	(406,025)
Service Class	—	(12,390,250)

Total dividends and/or distributions from net realized gains	—	(12,796,275)

Total dividends and/or distributions to shareholders	—	(14,450,431)

Capital share transactions:
Proceeds from shares sold:
Initial Class	332,208	642,179
Service Class	4,080,493	23,964,259

	4,412,701	24,606,438

Dividends and/or distributions reinvested:
Initial Class	—	485,607
Service Class	—	13,964,824

	—	14,450,431

Cost of shares redeemed:
Initial Class	(766,027)	(1,397,155)
Service Class	(18,822,756)	(31,590,925)

	(19,588,783)	(32,988,080)

Net increase (decrease) in net assets resulting from capital share transactions	(15,176,082)	6,068,789

Net increase (decrease) in net assets	(19,530,941)	47,195,723

Net assets:
Beginning of period/year	425,687,238	378,491,515

End of period/year	$406,156,297	$425,687,238

Undistributed (distributions in excess of) net investment income (loss)	$12,739,860	$10,511,746

Capital share transactions - shares:
Shares issued:
Initial Class	25,977	52,390
Service Class	320,231	2,007,481

	346,208	2,059,871

Shares reinvested:
Initial Class	—	40,636
Service Class	—	1,185,469

	—	1,226,105

Shares redeemed:
Initial Class	(60,389)	(114,651)
Service Class	(1,499,567)	(2,629,276)

	(1,559,956)	(2,743,927)

Net increase (decrease) in shares outstanding:
Initial Class	(34,412)	(21,625)
Service Class	(1,179,336)	563,674

	(1,213,748)	542,049

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.82		$11.57		$11.01		$11.65	$11.45	$9.87

Investment operations:
Net investment income (loss) (A)	0.08		0.10		0.04	(B)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(0.20)		1.62		0.52		(0.36)	0.77	1.68

Total investment operations	(0.12)		1.72		0.56		(0.37)	0.75	1.67

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)		—		—	(0.21)	(0.09)
Net realized gains	—		(0.39)		—		(0.27)	(0.34)	—

Total dividends and/or distributions to shareholders	—		(0.47)		—		(0.27)	(0.55)	(0.09)

Net asset value, end of period/year	$12.70		$12.82		$11.57		$11.01	$11.65	$11.45

Total return (C)	(0.94	)%(D)	15.13%		5.09%		(3.16)%	6.63%	17.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,998		$13,558		$12,492		$12,715	$14,346	$14,042
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(E)	0.93%		0.90%		0.90%	0.90%	1.00%
Including waiver and/or reimbursement and recapture	0.93	%(E)	0.93%		0.89	%(B)	0.90%	0.95%	0.95%
Net investment income (loss) to average net assets	1.32	%(E)	0.79%		0.33	%(B)	(0.11)%	(0.18)%	(0.14)%
Portfolio turnover rate	18	%(D)(F)	47	%(F)	57	%(F)	49%	39%	75	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.63		$11.41		$10.88		$11.55	$11.37	$9.81

Investment operations:
Net investment income (loss) (A)	0.07		0.07		0.01	(B)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(0.20)		1.59		0.52		(0.36)	0.77	1.68

Total investment operations	(0.13)		1.66		0.53		(0.40)	0.72	1.64

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)		—		—	(0.20)	(0.08)
Net realized gains	—		(0.39)		—		(0.27)	(0.34)	—

Total dividends and/or distributions to shareholders	—		(0.44)		—		(0.27)	(0.54)	(0.08)

Net asset value, end of period/year	$12.50		$12.63		$11.41		$10.88	$11.55	$11.37

Total return (C)	(1.03	)%(D)	14.83%		4.87%		(3.46)%	6.39%	16.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$393,158		$412,129		$366,000		$318,268	$189,137	$109,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(E)	1.18%		1.15%		1.15%	1.15%	1.25%
Including waiver and/or reimbursement and recapture	1.18	%(E)	1.18%		1.14	%(B)	1.15%	1.20%	1.20%
Net investment income (loss) to average net assets	1.07	%(E)	0.54%		0.09	%(B)	(0.35)%	(0.43)%	(0.39)%
Portfolio turnover rate	18	%(D)(F)	47	%(F)	57	%(F)	49%	39%	75	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 46,971,945	181	1.71%

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open reverse repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2018, the Portfolio earned price drop fee income of $45,853. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 9,124,936	167	1.66%

Open sale-buyback financing transactions at June 30, 2018, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,635,801	$—	$—	$—	$1,635,801
Foreign Government Obligations	189,871	—	—	—	189,871
Total Securities Lending Transactions	$1,825,672	$—	$—	$—	$1,825,672
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$55,059,038	$—	$—	$55,059,038
Cash	(490,413)	—	—	—	(490,413)
Total Reverse Repurchase Agreements	$(490,413)	$55,059,038	$—	$—	$54,568,625
Sale Buy-back Transactions
U.S. Government Obligations	$—	$1,446,471	$—	$—	$1,446,471
Total Borrowings	$1,335,259	$56,505,509	$—	$—	$57,840,768

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Inflation-capped options: The Portfolio may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Straddle swaptions: The Portfolio may purchase or write straddle swaption agreements which is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$649,138	$—	$6,092,480	$—	$—	$6,741,618
Centrally cleared swap agreements, at value (A) (C)	2,364,793	—	—	29,813	—	2,394,606
OTC swap agreements, at value	—	—	—	2,811	—	2,811
Net unrealized appreciation on futures contracts (A) (D)	888,264	—	—	—	—	888,264
Unrealized appreciation on forward foreign currency contracts	—	99,896	—	—	—	99,896
Total	$3,902,195	$99,896	$6,092,480	$32,624	$—	$10,127,195

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (A)	$(973,770)	$—	$—	$(513)	$—	$(974,283)
Centrally cleared swap agreements, at value (A) (C)	(78,994)	—	—	—	—	(78,994)
OTC swap agreements, at value	—	—	(2,025,809)	(225)	—	(2,026,034)
Net unrealized depreciation on futures contracts (A) (D)	(293,475)	—	(5,586,745)	—	—	(5,880,220)
Unrealized depreciation on forward foreign currency contracts	—	(53,549)	—	—	—	(53,549)
Total	$(1,346,239)	$(53,549)	$(7,612,554)	$(738)	$—	$(9,013,080)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Investments, at value on the Statement of Assets and Liabilities.
(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$30,493	$—	$(1,422,034)	$—	$—	$(1,391,541)
Written options and swaptions	24,627	6,172	—	—	—	30,799
Swap agreements	1,413,001	—	694,343	50,621	—	2,157,965
Futures contracts	(180,676)	—	9,171,885	—	—	8,991,209
Forward foreign currency contracts (B)	—	(1,056,623)	—	—	—	(1,056,623)
Total	$1,287,445	$(1,050,451)	$8,444,194	$50,621	$—	$8,731,809

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$76,222	$—	$809,440	$—	$—	$885,663
Written options and swaptions	(257,488)	2,505	—	2,483	—	(252,500)
Swap agreements	182,506	—	(2,949,187)	(31,033)	—	(2,797,714)
Futures contracts	491,618	—	(8,046,638)	—	—	(7,555,020)
Forward foreign currency contracts (D)	—	752,894	—	—	—	752,894
Total	$492,859	$755,399	$(10,186,385)	$(28,550)	$—	$(8,966,677)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 54,925	$ 4,611,788	$ (82,689)	$ (604,922)	$ 74,766,547	89,752,157	(153,914,286)	$ 7,310,086	$ 11,323,286

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$10,994	$—	$—	$10,994	$—	$—	$—	$—
BNP Paribas	—	—	—	—	200	—	—	200
Citibank N.A.	35,008	(35,008)	—	—	1,969,319	(35,008)	(1,934,311)	—
Credit Suisse Securities (USA) LLC	8,233	—	(8,233)	—	—	—	—	—
Deutsche Bank AG	—	—	—	—	146	—	—	146
Goldman Sachs Bank	440,461	(440,461)	—	—	660,553	(440,461)	(220,092)	—
Goldman Sachs International	2,811	(225)	—	2,586	225	(225)	—	—
HSBC Bank USA	11,108	(5,169)	—	5,939	5,169	(5,169)	—	—
JPMorgan Chase Bank, N.A.	17,988	(17,988)	—	—	31,901	(17,988)	—	13,913
Merrill Lynch International	—	—	—	—	75,135	—	—	75,135
Morgan Stanley & Co., Inc.	217,366	(217,366)	—	—	288,249	(217,366)	—	70,883
Other Derivatives (C)	9,383,225	—	—	9,383,225	5,982,183	—	—	5,982,183

Total	$10,127,194	$(716,217)	$(8,233)	$9,402,744	$9,013,080	$(716,217)	$(2,154,403)	$6,142,460

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.82%
Over $250 million up to $750 million	0.81
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2019
Service Class	1.20	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 9,793,850	$ 28,345,524	$ 30,614,811	$ 33,499,087

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 574,062,824	$ 3,553,192	$ (13,114,450)	$ (9,561,258)

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical — Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 981.80	$ 3.39	$ 1,021.40	$ 3.46	0.69%
Service Class	1,000.00	979.90	4.61	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	4.62
Duration †	3.99

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	78.4%
AAA	17.2
AA	2.9
A	12.0
BBB	20.9
BB	6.9
B	2.9
CCC and Below	7.8
Not Rated	21.3
Net Other Assets (Liabilities) ^	(70.3)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.3%
ABFC Trust Series 2004-OPT4, Class A1, 1-Month LIBOR + 0.62%, 2.71% (A), 04/25/2034	$ 291,475	$ 291,963
Adams Mill CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.10%, 3.45% (A), 07/15/2026 (B)	4,400,000	4,400,304
Ally Auto Receivables Trust 2.72%, 05/17/2021	8,000,000	7,999,800
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2B,
1-Month LIBOR + 0.30%, 2.39% (A), 05/18/2020	1,887,818	1,887,910
Series 2018-1, Class A1, 2.45%, 05/20/2019	2,745,724	2,745,770
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.32% (A), 07/19/2021	4,200,000	4,200,197
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 1-Month LIBOR + 0.39%, 2.48% (A), 03/25/2036	200,000	198,407
Apidos CLO XVI Series 2013-16A, Class A1R, 3-Month LIBOR + 0.98%, 3.34% (A), 01/19/2025 (B)	3,722,781	3,722,900
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D, 1-Month LIBOR + 0.38%, 2.47% (A), 02/25/2036	2,960,971	2,314,262
Aurium CLO 3-Month LIBOR + 0.68%, 0.00% (A), 10/13/2029 (B) (C)	EUR 3,600,000	4,204,080
B&M CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 0.73%, 3.08% (A), 04/16/2026 (B)	$ 4,100,000	4,098,204
Barings Euro CLO Series 2016-1A, Class A1R, 3-Month LIBOR + 0.68%, 0.00% (A), 07/27/2030 (B) (C)	EUR 6,000,000	7,006,800
Bayview Opportunity Master Fund IIIa Trust Series 2017-RN8, Class A1, 3.35%, 11/28/2032 (A) (B)	$ 3,665,466	3,647,135
Bayview Opportunity Master Fund IIIb Trust Series 2017-RN6, Class A1, 3.10%, 08/28/2032 (A) (B)	314,181	312,485
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.74% (A), 03/25/2035	869,818	876,727

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust (continued)
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 3.10% (A), 06/25/2035	$ 276,499	$ 279,562
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.33% (A), 12/25/2036	13,678,867	10,091,077
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.29% (A), 04/25/2037	1,073,913	1,370,473
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.75% (A), 10/25/2032	8,043	8,069
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 3.07% (A), 06/25/2034	2,728,715	2,727,705
Series 2006-SD3, Class 21A1, 3.65% (A), 07/25/2036	96,375	96,919
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A1AR, 3-Month LIBOR + 0.78%, 3.14% (A), 07/18/2027 (B)	4,500,000	4,491,819
BlueMountain CLO, Ltd. Series 2013-3A, Class AR, 3-Month LIBOR + 0.89%, 3.25% (A), 10/29/2025 (B)	4,570,104	4,570,031
BNC Mortgage Loan Trust Series 2007-3, Class A3, 1-Month LIBOR + 0.13%, 2.22% (A), 07/25/2037	488,312	487,994
Cent CLO 19, Ltd. Series 2013-19A, Class A1A, 3-Month LIBOR + 1.33%, 3.69% (A), 10/29/2025 (B)	6,090,095	6,092,025
Cent CLO 21, Ltd. Series 2014-21A, Class A1BR, 3-Month LIBOR + 1.21%, 3.58% (A), 07/27/2026 (B)	7,000,000	7,000,259
Chase Issuance Trust Series 2017-A1, Class A, 1-Month LIBOR + 0.30%, 2.37% (A), 01/18/2022	7,000,000	7,015,988
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 3.13% (A), 04/15/2027 (B)	8,500,000	8,470,301
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.22% (A), 10/25/2027 (B)	8,200,000	8,181,353
CIT Mortgage Loan Trust Series 2007-1, Class 1A, 1-Month LIBOR + 1.35%, 3.44% (A), 10/25/2037 (B)	5,305,358	5,350,041
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1, 1-Month LIBOR + 0.16%, 2.25% (A), 12/25/2036 (B)	9,517,084	6,226,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.26% (A), 05/25/2037	$ 870,103	$ 863,761
Series 2007-FS1, Class 1A1, 4.56%, 10/25/2037 (A) (B)	3,787,591	3,920,351
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 3.04% (A), 10/25/2034	4,631,000	4,649,380
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 3.14% (A), 08/25/2033	778,243	722,021
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.67% (A), 11/25/2034	2,500,000	2,173,083
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.23% (A), 04/25/2047	4,562,010	4,414,186
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.23% (A), 06/25/2047	11,449,930	10,503,825
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.24% (A), 06/25/2047	3,901,106	3,835,377
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 2.23% (A), 06/25/2037	3,964,971	3,739,202
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.23% (A), 08/25/2037	5,892,247	5,784,066
Series 2007-9, Class 1A,
1-Month LIBOR + 0.20%, 2.29% (A), 06/25/2047	8,240,982	7,297,608
CSMC Trust Series 2017-1A, Class A, 4.50%, 03/25/2021	4,063,938	4,090,730
CWABS Asset-Backed Certificates Trust Series 2004-13, Class MV4, 1-Month LIBOR + 0.85%, 2.94% (A), 04/25/2035	618,211	621,116
CWABS, Inc. Asset-Backed Certificates Trust Series 2003-BC1, Class A1, 1-Month LIBOR + 0.80%, 2.89% (A), 03/25/2033	23,927	23,607
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.25% (A), 10/15/2027 (B)	7,100,000	7,095,910
Emerson Park CLO, Ltd. Series 2013-1A, Class A1AR, 3-Month LIBOR + 0.98%, 3.33% (A), 07/15/2025 (B)	2,315,579	2,315,650
Ford Credit Auto Owner Trust Series 2014-2, Class A, 2.31%, 04/15/2026 (B)	6,820,000	6,766,754

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A2, 1-Month LIBOR + 0.60%, 2.67% (A), 08/15/2020	$ 5,500,000	$ 5,502,533
Golden Credit Card Trust Series 2017-1A, Class A, 1-Month LIBOR + 0.40%, 2.47% (A), 02/15/2021 (B)	7,000,000	7,009,651
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.41% (A), 12/25/2034	3,539,988	2,601,940
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 2.94% (A), 02/25/2047	1,997,940	1,984,326
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.46% (A), 10/22/2025 (B)	7,500,000	7,500,938
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.69% (A), 11/25/2032	1,283	1,236
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 2.87% (A), 10/25/2034	4,397,299	4,366,373
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 2.31% (A), 04/25/2037	1,626,558	1,323,688
Hyundai Auto Lease Securitization Trust Series 2017-B, Class A2A, 1.69%, 12/16/2019 (B)	4,935,999	4,918,367
KVK CLO, Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 3.25% (A), 01/15/2028 (B)	7,000,000	6,987,526
LoanCore Issuer, Ltd. Series 2018-CRE1, Class A, 1-Month LIBOR + 1.13%, 3.20% (A), 05/15/2028 (B)	6,600,000	6,602,014
Master Asset-Backed Securities Trust Series 2007-HE2, Class A1, 1-Month LIBOR + 1.15%, 3.24% (A), 08/25/2037	3,585,042	3,095,633
Monarch Grove CLO Trust Series 2018-1A, Class A1, 3-Month LIBOR + 0.88%, 3.24% (A), 01/25/2028 (B)	5,700,000	5,709,781
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 3.02% (A), 11/25/2034	1,816,099	1,803,212
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 2.86% (A), 07/25/2035	4,339,607	4,359,449
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.34% (A), 03/25/2037	2,973,396	1,638,504

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain Hawk III CLO, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.20%, 3.56% (A), 04/18/2025 (B)	$ 5,600,000	$ 5,600,784
Navient Private Education Loan Trust
Series 2018-BA, Class A1,
1-Month LIBOR + 0.35%, 2.42% (A), 12/15/2059 (B)	5,700,000	5,700,218
Series 2018-BA, Class A2B,
1-Month LIBOR + 0.72%, 2.79% (A), 12/15/2059 (B)	2,300,000	2,300,627
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.39% (A), 07/26/2066 (B)	4,234,930	4,238,605
Series 2018-2A, Class A1,
1-Month LIBOR + 0.24%, 2.33% (A), 03/25/2067 (B)	10,727,860	10,734,272
New Century Home Equity Loan Trust Series 2005-C, Class A2C, 1-Month LIBOR + 0.25%, 2.34% (A), 12/25/2035	470,903	470,538
Nissan Master Owner Trust Receivables Series 2016-A, Class A1, 1-Month LIBOR + 0.64%, 2.71% (A), 06/15/2021	7,000,000	7,025,201
OCP CLO, Ltd. Series 2015-9A, Class A1R, 3-Month LIBOR + 0.80%, 3.15% (A), 07/15/2027 (B)	7,000,000	6,989,038
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 0.85%, 3.11% (A), 07/15/2027 (B)	4,100,000	4,094,363
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 2.23% (A), 03/25/2037	5,932,015	4,507,247
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.31% (A), 05/25/2037	8,903,787	6,356,300
RAAC Trust Series 2007-SP1, Class M2, 1-Month LIBOR + 1.00%, 3.09% (A), 03/25/2037	5,212,000	5,106,264
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.51% (A), 12/25/2035	7,100,000	7,071,145
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.50% (A), 01/25/2036	2,233,820	2,215,633
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.25% (A), 11/25/2036	1,703,031	1,615,300
Series 2007-KS3, Class AI4,
1-Month LIBOR + 0.34%, 2.43% (A), 04/25/2037	4,100,000	3,838,947

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 2.89% (A), 12/15/2025 (B)	$ 7,357,155	$ 7,393,089
Series 2004-3A, Class A6B,
3-Month LIBOR + 0.55%, 2.91% (A), 10/25/2064 (B)	4,300,000	4,284,082
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 2.45% (A), 10/25/2024	4,133,510	4,130,293
Series 2005-9, Class A6,
3-Month LIBOR + 0.55%, 2.91% (A), 10/26/2026	4,113,209	4,118,548
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.40% (A), 04/25/2019	1,241,973	1,238,764
Sofi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 02/25/2042 (B)	6,609,707	6,569,408
SoFi Professional Loan Program Trust Series 2018-B, Class A1FX, 2.64%, 08/25/2047 (B)	7,861,000	7,831,000
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 2.92% (A), 06/25/2035	161,713	159,950
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.27% (A), 05/25/2036	2,840,858	2,834,953
Series 2007-OPT2, Class 1A1,
1-Month LIBOR + 0.17%, 2.26% (A), 07/25/2037	6,145,819	5,322,076
Series 2007-OPT3, Class 1A1,
1-Month LIBOR + 0.17%, 2.26% (A), 08/25/2037	9,162,503	8,344,053
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 2.20% (A), 02/25/2037	1,274,807	528,190
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (B) (D)	3,875,902	3,861,570
Structured Asset Investment Loan Trust Series 2005-9, Class M1, 1-Month LIBOR + 0.42%, 2.51% (A), 11/25/2035	6,000,000	5,812,466
TICP CLO I, Ltd. Series 2015-1A, Class AR, 3-Month LIBOR + 0.80%, 3.16% (A), 07/20/2027 (B)	7,100,000	7,072,402
TICP CLO III, Ltd. Series 2018-3R, Class A, 3-Month LIBOR + 0.84%, 3.20% (A), 04/20/2028 (B)	5,500,000	5,489,176
Trillium Credit Card Trust II Series 2018-1A, Class A, 1-Month LIBOR + 0.25%, 2.35% (A), 02/27/2023 (B)	11,100,000	11,099,353

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2003-20I, Class 1, 5.13%, 09/01/2023	$ 37,035	$ 38,319
Series 2004-20C, Class 1, 4.34%, 03/01/2024	285,519	290,316
Series 2008-20L, Class 1, 6.22%, 12/01/2028	711,840	767,537
Venture XII CLO, Ltd. Series 2012-12A, Class ARR, 3-Month LIBOR + 0.80%, 3.12% (A), 02/28/2026 (B)	8,400,000	8,379,151
Venture XVI CLO, Ltd. Series 2014-16A, Class ARR, 3-Month LIBOR + 0.85%, 3.20% (A), 01/15/2028 (B)	7,000,000	6,985,426
Venture XX CLO, Ltd. Series 2015-20A, Class AR, 3-Month LIBOR + 0.82%, 3.17% (A), 04/15/2027 (B)	5,700,000	5,689,444
Vibrant CLO II, Ltd. Series 2013-2A, Class A1BR, 3-Month LIBOR + 0.90%, 3.26% (A), 07/24/2024 (B)	5,835,469	5,835,510
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 04/25/2047 (A) (B)	1,194,534	1,191,059
Voya CLO, Ltd. Series 2014-3A, Class A1R, 3-Month LIBOR + 0.72%, 3.08% (A), 07/25/2026 (B)	8,500,000	8,489,486
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2, 1-Month LIBOR + 0.69%, 2.78% (A), 10/25/2035	1,651,000	1,471,039
WaMu Asset-Backed Certificates Trust Series 2007-HE2, Class 2A3, 1-Month LIBOR + 0.25%, 2.34% (A), 04/25/2037	4,518,793	2,455,714

Total Asset-Backed Securities (Cost $443,926,582)		460,135,971

CERTIFICATES OF DEPOSIT - 1.6%
Banks - 1.3%
Barclays Bank PLC 1.94% (E), 09/04/2018	33,700,000	33,700,000

Capital Markets - 0.3%
Credit Suisse AG 1-Month LIBOR + 0.62%, 2.72% (A), 09/28/2018	8,400,000	8,400,000

Total Certificates of Deposit (Cost $42,100,000)		42,100,000

CORPORATE DEBT SECURITIES - 39.3%
Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029	5,044,770	4,771,344

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks - 13.9%
Banco Bilbao Vizcaya Argentaria SA Fixed until 02/18/2020, 6.75% (A), 02/18/2020 (F) (G)	EUR 3,600,000	$ 4,372,243
Banco do Brasil SA 3.75%, 07/25/2018 (B)	2,300,000	2,690,087
Banco do Nordeste do Brasil SA 4.38%, 05/03/2019 (G)	$ 2,900,000	2,894,200
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (G) (H) (I)	EUR 1,600,000	532,517
4.00%, 01/21/2019, MTN (G) (H) (I)	800,000	270,930
Banco Santander SA 3.85%, 04/12/2023	$ 6,800,000	6,650,348
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	16,197,000	15,703,591
3-Month LIBOR + 1.00%, 3.36% (A), 04/24/2023	8,500,000	8,589,498
4.10%, 07/24/2023	4,100,000	4,167,564
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,337,150
10.18%, 06/12/2021 (B)	5,520,000	6,369,190
Barclays PLC
3-Month LIBOR + 1.63%, 3.96% (A), 01/10/2023	5,200,000	5,280,550
3-Month LIBOR + 2.11%, 4.46% (A), 08/10/2021	5,200,000	5,396,855
Fixed until 09/15/2022, 7.88% (A), 09/15/2022 (F) (G)	GBP 3,000,000	4,196,806
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (F)	$ 1,100,000	1,117,695
CIT Group, Inc. 5.38%, 05/15/2020	900,000	923,625
CitiBank NA
3-Month LIBOR + 0.32%, 2.68% (A), 05/01/2020	1,600,000	1,601,146
3.05%, 05/01/2020	9,500,000	9,496,535
Citigroup, Inc.
2.05%, 06/07/2019	500,000	495,994
2.70%, 10/27/2022	6,800,000	6,530,196
2.75%, 04/25/2022	8,400,000	8,130,760
2.90%, 12/08/2021	3,700,000	3,624,612
3-Month LIBOR + 0.88%, 3.24% (A), 07/30/2018	6,100,000	6,104,523
3-Month LIBOR + 1.38%, 3.71% (A), 03/30/2021	1,100,000	1,124,070
3-Month LIBOR + 1.43%, 3.73% (A), 09/01/2023	4,300,000	4,388,444
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 2.79% (A), 04/26/2021	3,700,000	3,702,738
4.38%, 08/04/2025	7,400,000	7,255,194
HSBC Holdings PLC 3-Month LIBOR + 1.50%, 3.82% (A), 01/05/2022	2,900,000	2,985,035
ING Bank NV 2.63%, 12/05/2022 (B)	3,600,000	3,516,062
JPMorgan Chase & Co. 2.40%, 06/07/2021	7,500,000	7,306,967

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
2.55%, 10/29/2020	$ 800,000	$ 787,858
2.75%, 06/23/2020	10,000,000	9,911,094
3.90%, 07/15/2025	7,100,000	7,073,352
6.30%, 04/23/2019	3,000,000	3,084,387
JPMorgan Chase Bank NA
3-Month LIBOR + 0.25%, 2.61% (A), 02/13/2020	8,300,000	8,297,832
Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,159,687
Lloyds Bank PLC Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (F) (J)	20,500,000	25,089,745
Lloyds Banking Group PLC Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (F) (G)	GBP 2,500,000	3,605,796
Mitsubishi UFJ Financial Group, Inc. 3.46%, 03/02/2023	$ 4,900,000	4,857,852
MUFG Bank, Ltd. 3-Month LIBOR + 1.02%, 3.36% (A), 09/14/2018 (B)	12,900,000	12,924,016
National Australia Bank, Ltd. 2.25%, 03/16/2021 (B)	6,000,000	5,867,427
Nykredit Realkredit A/S 1.00%, 07/01/2018 (G)	DKK 47,000,000	7,358,283
1.00%, 07/01/2018 - 10/01/2018, MTN (G)	135,900,000	21,309,205
2.00%, 10/01/2018 (G)	55,000,000	8,668,706
Royal Bank of Canada 2.30%, 03/22/2021	$ 6,000,000	5,883,568
Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	6,500,000	6,314,239
Santander UK PLC 2.13%, 11/03/2020	4,160,000	4,038,476
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.75% (A), 05/17/2021 (B)	6,700,000	6,694,030
3.25%, 05/17/2021 (B)	6,800,000	6,768,489
Sumitomo Mitsui Banking Corp. 2.51%, 01/17/2020	7,100,000	7,025,087
Sumitomo Mitsui Financial Group, Inc. 3-Month LIBOR + 1.68%, 4.01% (A), 03/09/2021 (J)	6,000,000	6,186,034
Svenska Handelsbanken AB 3.35%, 05/24/2021, MTN	7,000,000	7,010,224
Synchrony Bank 3.65%, 05/24/2021 (J)	6,900,000	6,903,999
Toronto-Dominion Bank 2.50%, 01/18/2022 (B)	9,800,000	9,593,625
US Bank NA 3.15%, 04/26/2021	8,100,000	8,118,160
Wells Fargo & Co. 2.10%, 07/26/2021	4,000,000	3,843,498
2.50%, 03/04/2021	2,500,000	2,444,208
2.63%, 07/22/2022, MTN	5,400,000	5,201,192
3-Month LIBOR + 1.23%, 3.59% (A), 10/31/2023	2,000,000	2,040,498

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp. 3.05%, 05/15/2020	$ 6,800,000	$ 6,795,478

		369,611,170

Beverages - 0.4%
Constellation Brands, Inc. 4.25%, 05/01/2023	700,000	713,663
Maple Escrow Subsidiary, Inc. 4.06%, 05/25/2023 (B) (D)	6,700,000	6,716,338
Molson Coors Brewing Co. 2.10%, 07/15/2021	2,400,000	2,301,428

		9,731,429

Capital Markets - 5.8%
Blackstone CQP Holdco, LP 6.00%, 08/18/2021 (B) (D)	5,900,000	5,885,250
6.50%, 03/20/2021 (B) (D)	9,700,000	9,700,000
Credit Suisse Group AG Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B) (D)	6,700,000	6,704,875
Credit Suisse Group Funding Guernsey, Ltd. 3.45%, 04/16/2021	3,700,000	3,686,084
3.75%, 03/26/2025	6,825,000	6,564,076
3.80%, 06/09/2023	5,600,000	5,527,347
3-Month LIBOR + 2.29%, 4.65% (A), 04/16/2021	5,300,000	5,538,863
Deutsche Bank AG 2.70%, 07/13/2020	7,000,000	6,807,847
3.15%, 01/22/2021	8,200,000	7,935,753
3.30%, 11/16/2022	4,500,000	4,215,922
3.38%, 05/12/2021	6,400,000	6,190,284
3.70%, 05/30/2024	8,200,000	7,611,989
4.25%, 10/14/2021	4,100,000	4,042,067
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 3.08% (A), 02/23/2023	7,100,000	7,073,348
3-Month LIBOR + 0.78%, 3.14% (A), 10/31/2022	4,900,000	4,901,000
3-Month LIBOR + 1.10%, 3.44% (A), 11/15/2018, MTN	4,800,000	4,817,925
3.75%, 05/22/2025	13,700,000	13,357,005
Morgan Stanley
3-Month LIBOR + 1.18%, 3.54% (A), 01/20/2022	2,700,000	2,735,211
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	8,200,000	8,150,798
Piper Jaffray Cos. 5.06%, 10/09/2018 (B) (D)	2,000,000	2,009,360
UBS AG 2.45%, 12/01/2020 (B)	4,300,000	4,203,323
3-Month LIBOR + 0.32%, 2.64% (A), 12/07/2018 (B)	5,500,000	5,504,455
3-Month LIBOR + 0.58%, 2.90% (A), 06/08/2020 (B)	9,200,000	9,225,208
3-Month LIBOR + 0.85%, 3.15% (A), 06/01/2020	500,000	504,326
UBS Group Funding Switzerland AG 3.00%, 04/15/2021 (B)	11,000,000	10,831,876

		153,724,192

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.2%
Syngenta Finance NV 4.44%, 04/24/2023 (B)	$ 5,000,000	$ 4,972,009

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd. 6.72%, 12/01/2022 (B)	999,546	899,591
PIK Rate 1.00%, Cash Rate 6.72%, 7.72%, 12/01/2026 Cash Rate 6.72% (B) (K)	3,223,710	838,165
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 07/30/2018 (B) (F)	500,930	6,161

		1,743,917

Consumer Finance - 4.7%
Ally Financial, Inc. 8.00%, 03/15/2020	9,140,000	9,768,375
Altice Financing SA 6.63%, 02/15/2023 (B)	1,000,000	985,500
American Express Co. 3.38%, 05/17/2021	6,600,000	6,607,869
3.40%, 02/27/2023	8,300,000	8,203,648
American Honda Finance Corp. 3-Month LIBOR + 0.35%, 2.71% (A), 11/05/2021, MTN	6,400,000	6,403,584
Capital One Financial Corp. 2.40%, 10/30/2020	6,900,000	6,730,164
3-Month LIBOR + 0.45%, 2.81% (A), 10/30/2020	7,000,000	6,973,579
4.25%, 04/30/2025	6,000,000	5,979,144
Daimler Finance North America LLC 2.00%, 08/03/2018 (B)	6,600,000	6,596,662
2.25%, 03/02/2020 (B)	1,200,000	1,180,248
3.35%, 05/04/2021 (B)	6,800,000	6,773,592
Discover Financial Services Fixed until 10/30/2027, 5.50% (A), 10/30/2027 (F)	7,000,000	6,833,750
Ford Motor Credit Co. LLC 2.55%, 10/05/2018	7,200,000	7,195,481
2.94%, 01/08/2019, MTN	6,600,000	6,601,584
3.20%, 01/15/2021	6,500,000	6,426,786
General Motors Financial Co., Inc.
3-Month LIBOR + 0.85%, 3.19% (A), 04/09/2021	4,100,000	4,121,327
3.20%, 07/13/2020	7,000,000	6,966,987
3-Month LIBOR + 0.93%, 3.27% (A), 04/13/2020	8,400,000	8,456,748
Springleaf Finance Corp. 6.88%, 03/15/2025	5,600,000	5,558,000
Toyota Motor Credit Corp. 2.95%, 04/13/2021, MTN	6,680,000	6,645,576

		125,008,604

Diversified Consumer Services - 0.0% (L)
Nationwide Building Society 2.35%, 01/21/2020 (B) (D)	1,300,000	1,283,146

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	7,000,000	6,728,273
4.13%, 07/03/2023 (J)	5,000,000	4,973,130

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
BRFkredit A/S 1.00%, 10/01/2018, MTN	DKK 46,600,000	$ 7,325,468
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.38%, 04/01/2020 (B)	$ 200,000	200,946
LeasePlan Corp. NV 2.88%, 01/22/2019 (B)	6,400,000	6,389,309
Nordea Kredit Realkreditaktieselskab 1.00%, 10/01/2018, MTN (G)	DKK 41,300,000	6,493,447
Tayarra, Ltd. 3.63%, 02/15/2022	$ 4,479,234	4,537,139
Washington Prime Group, LP 5.95%, 08/15/2024 (J)	22,800,000	21,975,388

		58,623,100

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 0.75%, 2.97% (A), 06/01/2021	7,900,000	7,932,868
3-Month LIBOR + 0.65%, 3.00% (A), 01/15/2020	5,400,000	5,427,799
3-Month LIBOR + 0.95%, 3.30% (A), 07/15/2021	7,000,000	7,066,628
Verizon Communications, Inc. 3.38%, 02/15/2025	1,020,000	976,421

		21,403,716

Electric Utilities - 1.2%
FirstEnergy Corp. 3.90%, 07/15/2027	3,100,000	3,007,340
Florida Power & Light Co. 3.70%, 12/01/2047	3,000,000	2,821,955
Jersey Central Power & Light Co. 4.70%, 04/01/2024 (B)	4,700,000	4,914,367
Mississippi Power Co. 3-Month LIBOR + 0.65%, 2.99% (A), 03/27/2020	8,100,000	8,099,990
NextEra Energy Capital Holdings, Inc. 3-Month LIBOR + 0.32%, 2.64% (A), 09/03/2019	11,100,000	11,121,304
Progress Energy, Inc. 4.40%, 01/15/2021	3,300,000	3,370,946

		33,335,902

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 4.50%, 11/01/2023	5,500,000	5,532,450

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.30%, 01/15/2026	4,100,000	4,102,173
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	5,500,000	5,361,245
CBL & Associates, LP 5.95%, 12/15/2026 (J)	7,100,000	5,979,490
Crown Castle International Corp. 5.25%, 01/15/2023	4,000,000	4,191,350
Digital Realty Trust, LP 3.70%, 08/15/2027	1,600,000	1,520,523

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
HCP, Inc. 4.00%, 12/01/2022	$ 3,000,000	$ 3,012,476
Hospitality Properties Trust 4.25%, 02/15/2021	1,900,000	1,912,752
Unibail-Rodamco SE 1.00%, 03/14/2025, MTN (G)	EUR 4,900,000	5,753,315
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.25%, 10/05/2020 (B)	$ 4,200,000	4,191,644
Welltower, Inc. 4.25%, 04/15/2028	5,900,000	5,797,401

		41,822,369

Food Products - 1.0%
Campbell Soup Co. 3.30%, 03/15/2021	2,900,000	2,888,014
Kraft Heinz Foods Co. 3.38%, 06/15/2021	8,000,000	8,013,280
Mondelez International, Inc. 3.63%, 05/07/2023	6,800,000	6,776,863
Tyson Foods, Inc. 3-Month LIBOR + 0.45%, 2.78% (A), 08/21/2020	8,800,000	8,799,942

		26,478,099

Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 3.55%, 04/01/2023	6,900,000	6,837,070

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co. 2.13%, 06/06/2019	7,000,000	6,965,813
Boston Scientific Corp. 6.00%, 01/15/2020 (J)	2,800,000	2,917,153
Medtronic, Inc. 2.50%, 03/15/2020	1,700,000	1,688,202
Zimmer Biomet Holdings, Inc. 2.70%, 04/01/2020	2,000,000	1,980,612

		13,551,780

Health Care Providers & Services - 0.8%
Centene Escrow I Corp. 5.38%, 06/01/2026 (B)	5,300,000	5,369,589
CVS Health Corp. 2.80%, 07/20/2020	8,100,000	8,023,518
3.13%, 03/09/2020	7,000,000	6,990,959
HCA, Inc. 6.50%, 02/15/2020	1,100,000	1,141,937

		21,526,003

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp. 3-Month LIBOR + 0.43%, 2.76% (A), 10/28/2021, MTN	6,600,000	6,626,026
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B)	6,200,000	6,091,500

		12,717,526

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/2022 (B)	5,400,000	5,162,849

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance - 0.5%
Allstate Corp. 3-Month LIBOR + 0.63%, 2.96% (A), 03/29/2023	$ 5,600,000	$ 5,627,202
Ambac LSNI LLC 3-Month LIBOR + 5.00%, 7.34% (A), 02/12/2023 (B)	6,800,000	6,902,340
American International Group, Inc. 3.75%, 07/10/2025	2,200,000	2,125,044

		14,654,586

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 4.25%, 08/22/2057	3,000,000	2,958,103

IT Services - 0.2%
DXC Technology Co. 3-Month LIBOR + 0.95%, 3.25% (A), 03/01/2021	6,800,000	6,801,796

Media - 0.1%
Discovery Communications LLC 2.80%, 06/15/2020 (B)	500,000	493,963
Time Warner Cable LLC 4.00%, 09/01/2021	2,400,000	2,399,945

		2,893,908

Multi-Utilities - 0.3%
Dominion Energy, Inc. 3-Month LIBOR + 0.60%, 2.93% (A), 05/15/2020 (B) (D)	8,000,000	8,008,240

Oil, Gas & Consumable Fuels - 0.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	6,100,000	6,252,500
Enbridge, Inc. 3-Month LIBOR + 0.70%, 3.04% (A), 06/15/2020	5,300,000	5,320,734
Petrobras Global Finance BV 6.00%, 01/27/2028 (B)	3,736,000	3,381,080

		14,954,314

Pharmaceuticals - 1.0%
Allergan Funding SCS 3.45%, 03/15/2022	300,000	295,196
Allergan Sales LLC 5.00%, 12/15/2021 (B)	1,200,000	1,241,576
Baxalta, Inc. 2.88%, 06/23/2020	8,250,000	8,156,109
Bayer US Finance II LLC 3.88%, 12/15/2023 (B)	8,100,000	8,100,340
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	5,300,000	5,216,720
2.40%, 09/23/2021	900,000	861,628
Valeant Pharmaceuticals International, Inc. 5.38%, 03/15/2020 (B)	1,558,000	1,578,939

		25,450,508

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%, 01/15/2024	5,000,000	4,840,041

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. 3.92%, 06/01/2021 (B) (D)	$ 4,600,000	$ 4,607,640

		9,447,681

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	3,200,000	3,208,057
5.45%, 06/15/2023 (B)	6,500,000	6,803,143

		10,011,200

Tobacco - 0.5%
BAT Capital Corp. 3.56%, 08/15/2027 (B)	4,300,000	4,000,725
BAT International Finance PLC 2.75%, 06/15/2020 (B)	1,100,000	1,088,002
Imperial Brands Finance PLC 2.05%, 07/20/2018 (B)	2,900,000	2,899,424
Imperial Tobacco Finance PLC 2.95%, 07/21/2020 (B)	5,500,000	5,443,313

		13,431,464

Trading Companies & Distributors - 0.5%
International Lease Finance Corp. 7.13%, 09/01/2018 (B)	13,200,000	13,286,116

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (B)	5,850,000	5,784,187

Total Corporate Debt Securities (Cost $1,053,326,774)		1,045,518,778

FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
Argentina - 0.2%
Bonos de la Nacion Argentina CON Ajuste por CER 4.00%, 03/06/2020	ARS 188,200,000	6,558,534

Brazil - 3.8%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2018 - 01/01/2019	BRL 396,016,000	100,341,765

Greece - 0.2%
Hellenic Republic Government Bond 4.75%, 04/17/2019 (B) (G)	EUR 3,300,000	3,964,219

Japan - 0.6%
Japan Bank for International Cooperation 2.88%, 07/21/2027	$ 8,500,000	8,237,518
Japan Finance Organization for Municipalities 2.63%, 04/20/2022 (B)	8,400,000	8,195,446

		16,432,964

Kuwait - 0.3%
Kuwait International Government Bond 2.75%, 03/20/2022 (B)	6,900,000	6,719,910

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.1%
Corp. Financiera de Desarrollo SA 3.25%, 07/15/2019 (B)	$ 2,100,000	$ 2,092,650

Qatar - 0.5%
Qatar Government International Bond 4.50%, 04/23/2028 (B)	7,300,000	7,367,087
5.10%, 04/23/2048 (B)	6,900,000	6,879,024

		14,246,111

Total Foreign Government Obligations (Cost $172,495,350)		150,356,153

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 3.73% (A), 05/30/2025	4,300,000	4,293,731

Total Loan Assignment (Cost $4,300,000)		4,293,731

MORTGAGE-BACKED SECURITIES - 7.7%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21, 3.82% (A), 01/25/2036	134,736	125,657
Series 2005-4, Class 1A1, 2.98% (A), 08/25/2035	102,486	80,303
Series 2005-5, Class 2A1, 4.07% (A), 09/25/2035	108,653	102,564
Alternative Loan Trust
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	37,632	38,466
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.30% (A), 05/25/2035	179,167	169,775
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 2.86% (A), 11/25/2035	417,770	398,778
Series 2005-59, Class 1A1,
1-Month LIBOR + 0.33%, 2.41% (A), 11/20/2035	3,422,919	3,332,231
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.56% (A), 12/25/2035	16,553	15,071
Series 2005-80CB, Class 1A1, 6.00%, 02/25/2036	5,061,316	4,739,090
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 2.37% (A), 02/25/2037	962,536	866,775
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 2.36% (A), 08/25/2035	4,448,576	3,105,709
Series 2006-OA1, Class 2A1,
1-Month LIBOR + 0.21%, 2.29% (A), 03/20/2046	818,209	690,302
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.27% (A), 09/20/2046	3,514,608	2,917,438
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 2.28% (A), 12/20/2046	2,461,013	2,065,796

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA19, Class A1,
1-Month LIBOR + 0.18%, 2.26% (A), 02/20/2047	$ 4,144,510	$ 3,395,799
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.27% (A), 03/20/2047	2,434,371	2,046,576
Series 2007-9T1, Class 1A10, 6.00%, 05/25/2037	1,099,731	809,377
Series 2007-HY4, Class 1A1, 3.73% (A), 06/25/2037	1,426,200	1,219,395
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 2.30% (A), 10/25/2046	2,291,403	1,677,065
Series 2006-5, Class A1,
12-MTA + 0.92%, 2.48% (A), 11/25/2046	6,536,556	3,588,869
Series 2007-1, Class A1,
12-MTA + 0.70%, 2.26% (A), 02/25/2047	3,742,048	2,432,243
Ashford Hospitality Trust Series 2018-AHT1, Class A, 1-Month LIBOR + 1.00%, 3.05% (A), 05/15/2035 (B) (C) (D)	7,500,000	7,500,087
Banc of America Funding Trust
Series 2005-D, Class A1, 3.91% (A), 05/25/2035	3,648,981	3,812,696
Series 2006-D, Class 5A1, 3.88% (A), 05/20/2036	319,175	304,012
Series 2006-J, Class 4A1, 4.05% (A), 01/20/2047	63,165	60,637
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	6,522,337	6,525,646
BCAP LLC Trust Series 2013-RR12, Class 1A3, 1-Month LIBOR + 0.50%, 2.46% (A), 05/26/2035 (B)	68,533	68,110
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1, 3.69% (A), 10/25/2035	2,393,820	2,404,944
Series 2006-6, Class 31A1, 3.67% (A), 11/25/2036	3,742,694	3,472,336
Series 2006-6, Class 32A1, 3.59% (A), 11/25/2036	672,205	567,983
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.25% (A), 02/25/2034	384,615	384,373
Series 2006-R1, Class 2E21, 3.91% (A), 08/25/2036	511,513	414,643
Bear Stearns ARM Trust
Series 2003-5, Class 2A1, 3.85% (A), 08/25/2033	394,789	395,560
Series 2003-8, Class 2A1, 3.81% (A), 01/25/2034	27,495	28,099
Series 2003-8, Class 4A1, 3.81% (A), 01/25/2034	85,268	85,903
Series 2003-9, Class 2A1, 3.83% (A), 02/25/2034	58,701	59,753

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2004-10, Class 22A1, 3.85% (A), 01/25/2035	$ 91,121	$ 88,876
Series 2006-4, Class 1A1, 4.23% (A), 10/25/2036	258,698	248,463
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1, 3.66% (A), 01/26/2036	310,141	273,664
Series 2007-R6, Class 2A1, 3.10% (A), 12/26/2046	226,124	206,137
Business Mortgage Finance 7 PLC Series 7X, Class A1, 3-Month GBP LIBOR + 2.00%, 2.64% (A), 02/15/2041 (G)	GBP 2,277,821	2,988,623
BX Trust Series 2017-SLCT, Class A, 1-Month LIBOR + 0.92%, 2.99% (A), 07/15/2034 (B)	$ 8,500,000	8,497,307
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M, 3.67% (A), 10/19/2032	28,736	27,615
Series 2004-12, Class 11A1, 3.68% (A), 08/25/2034	32,469	30,610
Series 2005-HY10, Class 5A1, 3.32% (A), 02/20/2036	96,726	83,290
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.39% (A), 04/25/2046	59,921	4,577
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB, 2.84%, 10/10/2049	7,200,000	6,966,295
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 2.92% (A), 07/15/2032 (B)	6,800,000	6,802,298
Citigroup Mortgage Loan Trust Series 2005-6, Class A2, 1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	134,839	136,505
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 1-Year CMT + 2.10%, 3.41% (A), 09/25/2035	191,115	193,686
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1, 3.71% (A), 06/25/2033	253,123	253,621
CSMC Trust Series 2008-3R, Class 1A2, 3.57% (A), 07/26/2037 (B)	999,483	851,393
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR1, Class 2A1, 2.97% (A), 08/25/2035	97,735	81,304
Eurosail PLC Series 2007-3X, Class A3C, 3-Month GBP LIBOR + 0.95%, 1.58% (A), 06/13/2045 (G)	GBP 2,115,152	2,777,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 3.94% (A), 08/25/2035	$ 28,732	$ 23,997
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1, 12-MTA + 2.00%, 3.56% (A), 03/25/2036	6,956,586	6,517,097
Series 2006-AR7, Class 1A32, 1-Month LIBOR + 0.20%, 2.29% (A), 12/25/2046	549,081	498,350
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	6,000,000	5,989,766
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB, 2.78%, 10/10/2049	4,400,000	4,263,735
Series 2016-GS3, Class WMA, 3.72% (A), 10/10/2049 (B)	2,000,000	1,951,617
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.43% (A), 12/25/2034	287,239	263,342
Series 2005-8F, Class 2A6, 5.50%, 11/25/2035	3,567,807	3,554,348
Series 2005-AR6, Class 2A1, 3.68% (A), 09/25/2035	180,201	183,592
Series 2006-AR1, Class 2A1, 3.73% (A), 01/25/2036	3,189	3,159
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
1-Month LIBOR + 0.18%, 2.26% (A), 07/19/2046	710,008	462,091
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 2.28% (A), 09/19/2046	322,742	288,482
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	8,600,000	8,358,147
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
1-Month LIBOR + 0.19%, 2.28% (A), 09/25/2046	425,288	392,166
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.26% (A), 01/25/2037	6,687,369	6,375,176
Series 2006-R1, Class A3, 3.64% (A), 12/25/2035	3,605,338	3,435,104
Luminent Mortgage Trust Series 2006-6, Class A1, 1-Month LIBOR + 0.20%, 2.29% (A), 10/25/2046	276,156	266,783
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 2.49% (A), 03/25/2036	231,708	47,655
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
6-Month LIBOR + 1.25%, 3.72% (A), 10/25/2035	2,537,999	2,561,814

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 2.98% (A), 10/25/2035	$ 25,262	$ 24,132
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.34% (A), 11/25/2035	7,030	6,804
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB, 3.07%, 02/15/2048	6,000,000	5,947,396
Series 2015-C27, Class ASB, 3.56%, 12/15/2047	5,300,000	5,349,854
Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3, 3.99% (A), 10/25/2037	1,016,026	897,224
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 03/25/2034 (B)	408,591	386,696
RALI Trust
Series 2005-QA13, Class 2A1, 4.52% (A), 12/25/2035	2,079,577	1,884,463
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 2.89% (A), 10/25/2045	250,151	224,120
Series 2006-QO6, Class A1,
1-Month LIBOR + 0.18%, 2.27% (A), 06/25/2046	5,490,933	2,387,425
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.24% (A), 02/25/2047	4,015,333	2,543,815
RBSSP Resecuritization Trust Series 2009-6, Class 2A1, 1-Month LIBOR + 0.15%, 3.48% (A), 01/26/2036 (B)	2,805,633	2,834,358
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A, 5.03% (A), 01/25/2034 (B)	329,393	314,835
Series 2004-R1, Class 2A, 6.50%, 11/25/2034 (B)	196,486	195,101
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.43% (A), 06/25/2035 (B)	371,865	357,887
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.43% (A), 01/25/2036 (B)	3,537,289	3,469,741
Residential Asset Securitization Trust Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	4,228,651	2,354,131
RFMSI Trust
Series 2003-S9, Class A1, 6.50%, 03/25/2032	4,340	4,455
Series 2005-SA4, Class 1A21, 3.86% (A), 09/25/2035	472,539	400,294
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 2.48% (A), 06/12/2044 (G)	8,100,381	7,846,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.62% (A), 01/20/2035	$ 567,212	$ 561,056
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.84% (A), 10/20/2027	14,404	13,768
Silverstone Master Issuer PLC Series 2015-1A, Class 1A, 3-Month GBP LIBOR + 0.37%, 1.12% (A), 01/21/2070 (B)	GBP 819,968	1,082,212
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1, 3.74% (A), 09/25/2034	$ 80,939	80,773
Series 2004-20, Class 3A1, 3.56% (A), 01/25/2035	79,893	79,223
Series 2005-1, Class 1A1, 3.57% (A), 02/25/2035	244,299	244,249
Series 2005-17, Class 3A1, 3.73% (A), 08/25/2035	45,450	45,416
Series 2005-18, Class 3A1, 3.70% (A), 09/25/2035	1,267,458	1,125,597
Series 2006-8, Class 1A2, 3.52% (A), 09/25/2036	3,259,301	2,541,618
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	62,490	60,967
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	37,061	36,183
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	91,595	89,072
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.37% (A), 02/25/2036	170,020	157,018
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 2.31% (A), 05/25/2036	1,134,248	1,029,459
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 2.28% (A), 07/25/2046	2,667,387	2,241,645
Series 2006-AR7, Class A1BG,
1-Month LIBOR + 0.12%, 2.21% (A), 08/25/2036	2,844,450	2,586,193
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 2.74% (A), 09/19/2032	14,870	14,520
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A, 3.36% (A), 09/25/2033	1,157,423	1,172,073
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.38% (A), 10/25/2045	2,356,781	2,357,168

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR10, Class 1A1, 3.32% (A), 09/25/2036	$ 713,593	$ 691,362
Series 2006-AR17, Class 1A,
12-MTA + 0.82%, 2.28% (A), 12/25/2046	3,488,944	3,153,883
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 2.29% (A), 01/25/2047	126,030	125,707
Series 2006-AR3, Class A1A,
12-MTA + 1.00%, 2.56% (A), 02/25/2046	551,231	550,608
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.54% (A), 07/25/2046	148,494	140,949
Series 2006-AR7, Class 3A, 1-COFI + 1.50%, 2.40% (A), 07/25/2046	1,078,014	1,049,431
Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 2.40% (A), 08/25/2046	910,053	882,829
Series 2007-HY1, Class 1A1, 3.31% (A), 02/25/2037	376,804	346,709
Series 2007-HY4, Class 2A2, 3.09% (A), 04/25/2037	3,181,691	2,932,316
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1, 6.00%, 06/25/2037	4,452,656	4,497,615
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1, 3.75% (A), 01/25/2035	98,966	101,126
Series 2005-AR2, Class 1A1, 3.87% (A), 03/25/2035	1,353,782	1,370,411
Series 2006-AR8, Class 2A4, 3.93% (A), 04/25/2036	185,637	188,457

Total Mortgage-Backed Securities (Cost $197,862,245)		204,828,527

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds, Series A, 6.95%, 07/01/2040	3,000,000	3,226,860

Illinois - 0.1%
State of Illinois, General Obligation Unlimited, 6.63%, 02/01/2035	2,000,000	2,119,220

Kentucky - 0.0% (L)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	507,245
4.40%, 11/01/2020	600,000	613,110

		1,120,355

New York - 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	956,232
4.91%, 11/01/2024	600,000	644,772

		1,601,004

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	$ 2,200,000	$ 2,192,278

Total Municipal Government Obligations (Cost $10,172,087)		10,259,717

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.2%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.13% (A), 09/01/2035	50,565	52,360
3.50%, TBA (C)	29,000,000	28,847,773
12-Month LIBOR + 1.87%, 3.62% (A), 09/01/2035	448,285	472,954
1-Year CMT + 2.23%, 3.75% (A), 08/01/2023	14,842	15,141
4.00%, TBA (C)	16,000,000	16,285,208
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.39% (A), 08/25/2022	17,527,611	756,709
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.42% (A), 12/15/2029	20,698	20,727
1-Month LIBOR + 0.40%, 2.47% (A), 06/15/2041	6,133,361	6,166,864
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
12-MTA + 1.20%, 2.66% (A), 10/25/2044	768,047	767,246
12-MTA + 1.40%, 2.84% (A), 07/25/2044	381,393	383,535
6.50%, 07/25/2043	51,327	57,778
Federal National Mortgage Association
12-MTA + 1.20%, 2.66% (A), 06/01/2043	96,786	98,121
3.00%, TBA (C)	312,000,000	302,062,488
1-Year CMT + 1.71%, 3.09% (A), 08/01/2035	9,760	10,117
12-Month LIBOR + 1.35%, 3.10% (A), 12/01/2034	5,546	5,752
1-Year CMT + 2.14%, 3.14% (A), 07/01/2032	5,099	5,192
6-Month LIBOR + 1.38%, 3.15% (A), 08/01/2035	300,150	309,026
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	528,072	555,739
6-Month LIBOR + 1.61%, 3.23% (A), 08/01/2036	48,717	50,416
1-Year CMT + 2.18%, 3.41% (A), 10/01/2035	5,727	6,006
3.50%, 02/01/2026	93,131	94,459
3.50%, TBA (C)	399,000,000	396,763,104
1-Year CMT + 2.22%, 3.70% (A), 01/01/2028	18,697	19,613
1-Year CMT + 2.24%, 3.79% (A), 01/01/2036	3,742,134	3,949,708

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6-Month LIBOR + 1.75%, 3.90% (A), 05/01/2035	$ 427,334	$ 446,613
4.00%, 12/01/2040 - 03/01/2041	391,245	401,022
4.00%, TBA (C)	508,500,000	517,768,444
4.50%, 05/01/2019 - 07/01/2041	71,018	73,921
4.50%, TBA (C)	73,000,000	75,875,003
5.00%, 10/01/2020 - 06/01/2037	337,693	354,481
5.00%, TBA (C)	42,250,000	44,225,788
5.50%, 01/01/2025 - 09/01/2027	128,972	134,913
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.45%, 2.36% (A), 09/25/2046	5,744,473	5,747,319
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.29% (A), 06/20/2061 - 10/20/2066	6,763,304	6,769,183
1-Month LIBOR + 0.58%, 2.50% (A), 06/20/2065	4,822,637	4,845,584
12-Month LIBOR + 0.80%, 2.50% (A), 09/20/2067	5,025,236	5,212,578
1-Month LIBOR + 0.60%, 2.52% (A), 04/20/2065 - 10/20/2065	44,140,588	44,381,740
1-Month LIBOR + 0.62%, 2.54% (A), 09/20/2065	6,283,794	6,323,295
1-Month LIBOR + 0.68%, 2.60% (A), 03/20/2062	1,922,649	1,926,507
1-Month LIBOR + 0.70%, 2.62% (A), 10/20/2065	2,888,475	2,896,300
1-Month LIBOR + 0.75%, 2.67% (A), 08/20/2067	4,075,527	4,142,192
1-Month LIBOR + 0.77%, 2.69% (A), 10/20/2066	7,965,051	8,071,462
1-Month LIBOR + 0.78%, 2.70% (A), 09/20/2066	11,324,634	11,474,949
1-Month LIBOR + 0.80%, 2.72% (A), 06/20/2066	5,898,324	5,984,382
1-Month LIBOR + 0.95%, 2.87% (A), 12/20/2066	2,838,651	2,898,424
3.00%, TBA (C)	7,000,000	6,849,336
3.50%, TBA (C)	5,000,000	5,019,238
4.00%, TBA (C)	20,000,000	20,467,500
Overseas Private Investment Corp. 2.07%, 05/15/2021	7,982,437	7,932,945

Total U.S. Government Agency Obligations (Cost $1,539,874,810)		1,547,979,155

U.S. GOVERNMENT OBLIGATIONS - 20.2%
U.S. Treasury - 20.1%
U.S. Treasury Bond
2.75%, 08/15/2042 (M)	9,600,000	9,238,125
2.75%, 11/15/2042 (N) (O)	17,700,000	17,026,570
2.88%, 05/15/2043 (M)	13,800,000	13,559,578
2.88%, 08/15/2045 (N)	24,500,000	24,010,957
3.00%, 05/15/2042	4,700,000	4,728,641
3.00%, 11/15/2044 - 02/15/2048 (N)	70,500,000	70,773,317
3.13%, 02/15/2043	4,500,000	4,619,707
3.13%, 08/15/2044 (N)	66,900,000	68,695,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.38%, 05/15/2044 (N)	$ 35,800,000	$ 38,366,133
3.63%, 08/15/2043	14,800,000	16,497,375
3.63%, 02/15/2044 (M)	9,300,000	10,374,949
3.75%, 11/15/2043 (N)	12,400,000	14,096,766
4.25%, 05/15/2039	2,000,000	2,412,578
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,213,032
4.50%, 08/15/2039 (M)	3,100,000	3,865,434
4.63%, 02/15/2040	1,100,000	1,396,141
U.S. Treasury Note
1.75%, 09/30/2022 (M) (O) (P)	5,600,000	5,386,281
1.88%, 07/31/2022 (M) (N) (O) (P)	32,500,000	31,462,793
1.88%, 08/31/2022 (O) (P)	2,300,000	2,224,980
2.00%, 10/31/2022 (O)	200,000	194,195
2.13%, 09/30/2024 (N)	65,900,000	63,351,523
2.25%, 10/31/2024 (N) (O)	14,500,000	14,036,113
2.25%, 08/15/2027 (N) (P)	81,200,000	77,282,734
2.38%, 05/15/2027 (N)	39,300,000	37,846,207

		533,659,453

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond 0.88%, 02/15/2047 (N)	2,905,420	2,905,442

Total U.S. Government Obligations (Cost $551,781,763)		536,564,895

COMMERCIAL PAPER - 0.4%
Consumer Finance - 0.4%
Ford Motor Credit Co. 2.07% (E), 09/04/2018	10,800,000	10,760,400

Total Commercial Paper (Cost $10,760,400)		10,760,400

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 17.4%
Argentina - 1.6%
Argentina Treasury Bill
0.00% (E), 09/14/2018	ARS 275,400,000	9,947,438
3.54% (E), 02/22/2019	$ 28,500,000	27,583,725
Bonos de la Nacion Argentina CON Ajuste por CER 3.75% (E), 02/08/2019	ARS 95,700,000	3,589,784

		41,120,947

Greece - 1.4%
Hellenic Republic Treasury Bill
0.60% (E), 08/10/2018	EUR 2,200,000	2,567,130
0.71% (E), 11/02/2018	1,600,000	1,862,893
0.80% (E), 07/13/2018	5,500,000	6,421,744
1.08% (E), 10/05/2018	12,300,000	14,328,605
1.22% (E), 03/15/2019	6,700,000	7,768,004
1.27% (E), 03/15/2019	4,500,000	5,217,316

		38,165,692

Japan - 14.4%
Japan Treasury Discount Bill 0.00% (E), 07/30/2018 - 08/27/2018	JPY 42,400,000,000	383,014,921

Total Short-Term Foreign Government Obligations (Cost $473,464,566)		462,301,560

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	39,660,855	$ 39,660,855

Total Securities Lending Collateral (Cost $39,660,855)		39,660,855

	Principal	Value
REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 2.22% (E), dated 06/29/2018, to be repurchased at $2,000,370 on 07/02/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 10/31/2022, and with a value of $2,046,373.	$ 2,000,000	2,000,000
Fixed Income Clearing Corp., 0.90% (E), dated 06/29/2018, to be repurchased at $8,234,883 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $8,399,372.	8,234,265	8,234,265

Total Repurchase Agreements (Cost $10,234,265)		10,234,265

Total Investments Excluding Purchased Options/Swaptions (Cost $4,549,959,697)		4,524,994,007
Total Purchased Options/Swaptions - 0.0% (L) (Cost $2,746,832)		1,051,207

Total Investments (Cost $4,552,706,529)		4,526,045,214
Net Other Assets (Liabilities) - (70.3)%		(1,867,670,661)

Net Assets - 100.0%		$ 2,658,374,553

REVERSE REPURCHASE AGREEMENTS - (15.5)%

Bank of Montreal, 2.06% (E), dated 05/23/2018, to be repurchased at $(151,716,243) on 07/09/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.63%, due 12/31/2023 - 08/15/2044, and with a total value of $(151,483,360).

	$ (151,309,305)	$ (151,309,305)
Bank of Montreal, 2.07% (E), dated 05/16/2018, to be repurchased at $(4,647,008) on 07/17/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.63%, due 12/31/2023 - 08/15/2044, and with a total value of $(4,577,042).	(4,630,500)	(4,630,500)
Bank of Montreal, 2.16% (E), dated 06/12/2018, to be repurchased at $(3,268,623) on 07/12/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.63%, due 12/31/2023 - 08/15/2044, and with a total value of $(3,225,502).	(3,262,750)	(3,262,750)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

Bank of Nova Scotia, 1.98% (E), dated 05/03/2018, to be repurchased at $(21,174,052) on 07/11/2018. Collateralized by U.S. Government Obligations, 3.38% - 3.63%, due 02/15/2044 - 05/15/2044, and with a total value of $(21,126,986).

	$ (21,094,000)	$ (21,094,000)
Credit Agricole Corporate and Investment Bank, 2.01% (E), dated 05/08/2018, to be repurchased at $(43,307,524) on 07/09/2018. Collateralized by U.S. Government Obligations, 2.88% - 3.00%, due 11/15/2044 - 08/15/2045 and Cash with a total value of $(43,440,060).	(43,158,125)	(43,158,125)
Credit Agricole Corporate and Investment Bank, 2.03% (E), dated 05/10/2018, to be repurchased at $(48,949,194) on 07/10/2018. Collateralized by U.S. Government Obligations, 2.13%, due 09/30/2024, and Cash with a total value of $(48,591,250).	(48,781,400)	(48,781,400)
Deutsche Bank Securities, Inc., 2.10% (E), dated 06/27/2018, to be repurchased at $(785,516) on 07/11/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2044, and with a value of $(790,621).	(784,875)	(784,875)
JPMorgan Securities LLC, 1.70% (E), dated 05/30/2018, to be repurchased at $(8,306,347) on 07/05/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048 and with a value of $(8,321,728).	(8,292,250)	(8,292,250)
Merrill Lynch Pierce Fenner & Smith, 2.06% (E), dated 05/07/2018, to be repurchased at $(6,194,038) on 08/08/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045, and with a value of $(6,249,306).	(6,161,250)	(6,161,250)
RBS Securities, Inc., 2.06% (E), dated 05/25/2018, to be repurchased at $(9,257,527) on 07/09/2018. Collateralized by U.S. Government Obligations, 3.13% - 3.75%, due 11/15/2043 - 08/15/2044, and Cash with a total value of $(9,275,331).	(9,233,750)	(9,233,750)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.11% (E), dated 06/08/2018, to be repurchased at $(25,821,793) on 07/09/2018. Collateralized by U.S. Government Obligations, 3.13% - 3.75%, due 11/15/2043 - 08/15/2044, and Cash with a total value of $(25,715,617).

	$ (25,774,961)	$ (25,774,961)
Royal Bank of Canada, 2.07% (E), dated 05/16/2018, to be repurchased at $(11,315,425) on 07/16/2018. Collateralized by U.S. Government Obligations, 3.00%, due 05/15/2045, and Cash with a total value of $(11,287,100).	(11,275,875)	(11,275,875)
Royal Bank of Canada, 2.08% (E), dated 05/17/2018, to be repurchased at $(6,683,473) on 07/17/2018. Collateralized by U.S. Government Obligations, 2.75%, due 11/15/2042, and Cash with a total value of $(6,654,768).	(6,660,000)	(6,660,000)
Standard Chartered Bank, 2.12% (E), dated 06/05/2018, to be repurchased at $(2,990,755) on 08/06/2018. Collateralized by U.S. Government Obligations, 2.13%, due 09/30/2024, and Cash with a total value of $(2,929,739).	(2,979,875)	(2,979,875)
Standard Chartered Bank, 2.12% (E), dated 05/22/2018, to be repurchased at $(32,684,121) on 08/22/2018. Collateralized by U.S. Government Obligations, 2.38%, due 05/15/2027, and Cash with a total value of $(32,502,336).	(32,508,000)	(32,508,000)
Standard Chartered Bank, 2.13% (E), dated 05/24/2018, to be repurchased at $(21,153,020) on 08/24/2018. Collateralized by U.S. Government Obligations, 3.38% - 3.63%, due 08/15/2043 - 05/15/2044, and Cash with a total value of $(21,285,167).	(21,038,500)	(21,038,500)
Standard Chartered Bank, 2.16% (E), dated 06/13/2018, to be repurchased at $(14,039,271) on 08/13/2018. Collateralized by U.S. Government Obligations, 2.13% - 2.75%, due 09/30/2024 - 11/15/2042, and Cash with a total value of $(13,815,522).	(13,988,075)	(13,988,075)

Total Reverse Repurchase Agreements (Cost $410,933,491)		$ (410,933,491)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD	159.50	08/17/2018	CAD	36,911,700	270	$2,486	$1,027
Call - 10-Year U.S. Treasury Note Futures	USD	132.50	08/24/2018	USD	480,760	4	33	4
Call - 10-Year U.S. Treasury Note Futures	USD	133.50	08/24/2018	USD	4,807,600	40	328	40
Call - 10-Year U.S. Treasury Note Futures	USD	136.00	08/24/2018	USD	41,585,740	346	2,837	346
Call - U.S. Treasury Note Futures	USD	170.00	08/24/2018	USD	59,740,000	412	3,378	412
Call - U.S. Treasury Note Futures	USD	174.00	08/24/2018	USD	75,690,000	522	4,280	522
Call - U.S. Treasury Note Futures	USD	175.00	08/24/2018	USD	103,240,000	712	6,053	712
Put - 05-Year U.S. Treasury Note Futures	USD	106.25	08/24/2018	USD	170,430,000	1,500	12,825	1,500
Put - 05-Year U.S. Treasury Note Futures	USD	106.50	08/24/2018	USD	203,038,940	1,787	15,279	1,787
Put - 05-Year U.S. Treasury Note Futures	USD	106.75	08/24/2018	USD	146,228,940	1,287	11,004	1,287
Put - 05-Year U.S. Treasury Note Futures	USD	107.00	08/24/2018	USD	105,780,220	931	7,960	931
Put - 10-Year U.S. Treasury Note Futures	USD	106.50	08/24/2018	USD	36,057,000	300	2,565	300
Put - 10-Year U.S. Treasury Note Futures	USD	107.00	08/24/2018	USD	56,128,730	467	3,993	467
Put - 10-Year U.S. Treasury Note Futures	USD	107.50	08/24/2018	USD	33,653,200	280	2,394	280
Put - 10-Year U.S. Treasury Note Futures	USD	108.00	08/24/2018	USD	16,826,600	140	1,197	140
Put - 10-Year U.S. Treasury Note Futures	USD	108.50	08/24/2018	USD	480,760	4	34	4

Total							$76,646	$9,759

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	67.00	07/05/2018	USD	77,496,000	80,000,000	$3,125	$—
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD	69.00	07/05/2018	USD	194,083,500	195,000,000	7,617	—

Total								$10,742	$—

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD	12,500,000	$1,232,800	$232,095
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.93	08/20/2018	USD	4,600,000	488,244	72,921
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD	4,000,000	391,200	59,386
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.94	12/12/2019	USD	2,300,000	110,400	137,331
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD	9,100,000	436,800	539,715

Total								$2,659,444	$1,041,448

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	119.50	07/27/2018	USD	27,403,320	228	$(46,040)	$(42,750)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	RBS	USD	19.25	07/19/2018	USD	12,100,000	$(178,354)	$(482,814)
Call - USD vs. MXN	JPM	USD	19.50	08/21/2018	USD	12,100,000	(199,529)	(470,363)
Call - USD vs. MXN	JPM	USD	21.20	07/05/2018	USD	7,844,000	(67,913)	(2,243)
Call - USD vs. MXN	MSCS	USD	21.25	07/11/2018	USD	2,056,000	(19,553)	(1,894)
Call - USD vs. MXN	MSC	USD	21.85	08/17/2018	USD	6,800,000	(69,224)	(20,563)
Call - USD vs. RUB	HSBC	USD	65.96	08/24/2018	USD	13,300,000	(113,848)	(100,947)
Call - USD vs. RUB	DUB	USD	66.09	08/27/2018	USD	5,500,000	(48,675)	(42,411)
Call - USD vs. RUB	CITI	USD	66.19	08/24/2018	USD	5,500,000	(45,732)	(38,610)
Call - USD vs. RUB	BNP	USD	66.40	08/24/2018	USD	6,500,000	(54,671)	(42,478)
Call - USD vs. RUB	CITI	USD	66.49	08/17/2018	USD	7,000,000	(64,505)	(37,590)
Call - USD vs. RUB	CITI	USD	66.55	08/17/2018	USD	7,000,000	(66,920)	(36,792)
Call - USD vs. RUB	CITI	USD	67.40	08/17/2018	USD	7,900,000	(73,904)	(30,786)
Put - AUD vs. USD	UBS	AUD	0.72	08/20/2018	AUD	13,500,000	(54,557)	(47,356)
Put - AUD vs. USD	GSB	AUD	0.73	08/23/2018	AUD	9,900,000	(39,476)	(46,010)
Put - GBP vs. USD	DUB	GBP	1.33	07/13/2018	GBP	4,057,000	(25,899)	(45,795)
Put - GBP vs. USD	HSBC	GBP	1.33	07/12/2018	GBP	5,543,000	(36,810)	(85,261)

Total							$(1,159,570)	$(1,531,913)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.73%	07/18/2018	USD	2,500,000	$(2,313)	$(1,020)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.75	07/18/2018	USD	6,200,000	(8,060)	(2,070)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.85	07/18/2018	USD	4,800,000	(5,040)	(1,017)
Put - North America Investment Grade Index - Series 30	BCLY	Pay	0.95	07/18/2018	USD	6,900,000	(11,868)	(918)

Total							$(27,281)	$(5,025)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD	40,100,000	$(438,002)	$(793,624)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD	10,100,000	(110,182)	(200,311)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	55,100,000	(1,229,497)	(360,124)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,827)	(245,747)

Total								$(2,653,508)	$(1,599,806)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(3,886,399)	$(3,179,494)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (T)	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MetLife, Inc., 4.75%, 02/08/2021	1.00%	Quarterly	06/20/2021	0.32	USD	1,400,000	$27,752	$28,527	$(775)
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.38	USD	4,500,000	91,844	96,841	(4,997)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.69	EUR	9,700,000	72,653	39,096	33,557

Total							$192,249	$164,464	$27,785

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 30	5.00%	Quarterly	06/20/2023	USD	2,400,000	$141,223	$135,003	$6,220
North America Investment Grade Index - Series 28	1.00	Quarterly	06/20/2022	USD	35,300,000	591,408	666,870	(75,462)
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	297,800,000	4,488,335	4,817,267	(328,932)

Total						$5,220,966	$5,619,140	$(398,174)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,900,000	$269,273	$253,309	$15,964
3-Month USD-LIBOR	Receive	1.96	Semi-Annually/ Quarterly	12/05/2019	USD	218,300,000	(2,344,696)	—	(2,344,696)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	49,600,000	2,933,623	2,741,661	191,962
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	30,000,000	1,135,586	684,130	451,456
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually/ Annually	09/19/2028	EUR	115,000,000	4,304,741	3,225,669	1,079,072
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually/ Annually	12/19/2028	EUR	22,700,000	707,600	387,328	320,272
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	09/19/2048	EUR	9,300,000	80,845	(105,584)	186,429
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	07/04/2042	EUR	25,400,000	434,515	—	434,515
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2023	GBP	31,400,000	(318,333)	(19,113)	(299,220)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	23,500,000	146,776	547,039	(400,263)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2028	GBP	9,000,000	86,343	149,526	(63,183)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2048	GBP	12,200,000	539,463	57,400	482,063
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	09/19/2048	GBP	13,600,000	(541,533)	(707,268)	165,735
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	13,500,000,000	(1,041,269)	(767,160)	(274,109)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	15,040,000,000	(1,170,735)	(711,056)	(459,679)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(122,403)	(31,882)	(90,521)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(46,088)	117,620	(163,708)
6-Month JPY-LIBOR	Pay	0.38	Semi-Annually	06/18/2028	JPY	150,000,000	(12,581)	2,359	(14,940)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,050,000,000	(106,055)	(871)	(105,184)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,160,000,000	(113,251)	(85,390)	(27,861)
BRL-CDI	Receive	7.50	Maturity	01/02/2020	BRL	151,000,000	(334,780)	(124,058)	(210,722)
BRL-CDI	Receive	7.75	Maturity	01/02/2020	BRL	698,800,000	(998,786)	(1,198,782)	199,996
BRL-CDI	Receive	10.04	Maturity	01/02/2023	BRL	306,200,000	(1,124,252)	16,130	(1,140,382)

Total							$2,364,003	$4,431,007	$(2,067,004)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (T)	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.79	USD	900,000	$(8,975)	$(28,360)	$19,385
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	0.80	USD	200,000	(2,657)	(12,786)	10,129
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	0.80	USD	100,000	(1,328)	(6,060)	4,732
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.75	USD	1,400,000	(13,960)	(53,509)	39,549
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.75	USD	1,000,000	(9,972)	(27,211)	17,239

Total								$(36,892)	$(127,926)	$91,034

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD	5,944,358	$ (464,977)	$ (1,209,194)	$ 744,217

Value
OTC Swap Agreements, at value (Liabilities)	$(501,869)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(740)	06/17/2019	$(181,252,995)	$(179,718,250)	$1,534,745	$—
90-Day Eurodollar	Short	(81)	09/16/2019	(19,845,859)	(19,658,700)	187,159	—
90-Day Eurodollar	Short	(378)	12/16/2019	(92,495,197)	(91,698,075)	797,122	—
90-Day Eurodollar	Short	(814)	03/16/2020	(197,644,254)	(197,435,700)	208,554	—
90-Day Eurodollar	Short	(852)	06/15/2020	(206,872,500)	(206,652,600)	219,900	—
90-Day Eurodollar	Short	(638)	09/14/2020	(154,754,536)	(154,754,875)	—	(339)
90-Day Eurodollar	Short	(335)	12/14/2020	(81,169,242)	(81,254,250)	—	(85,008)
3-Month EURIBOR	Long	1,826	09/17/2018	534,619,878	534,753,320	133,442	—
3-Month EURIBOR	Long	490	12/17/2018	143,432,622	143,463,210	30,588	—
5-Year U.S. Treasury Note	Long	4,847	09/28/2018	552,265,202	550,702,510	—	(1,562,692)
10-Year Australia Treasury Bond	Short	(901)	09/17/2018	(85,194,239)	(86,256,431)	—	(1,062,192)
10-Year Canada Government Bond	Short	(275)	09/19/2018	(28,075,217)	(28,597,155)	—	(521,938)
10-Year Japan Government Bond	Short	(6)	09/12/2018	(8,163,893)	(8,174,502)	—	(10,609)
10-Year U.S. Treasury Note	Long	38	09/19/2018	4,542,831	4,567,125	24,294	—
Euro OAT Index	Short	(1,215)	09/06/2018	(216,781,324)	(219,273,255)	—	(2,491,931)
German Euro Bund Index	Short	(126)	09/06/2018	(23,817,865)	(23,918,063)	—	(100,198)
German Euro BUXL Index	Short	(152)	09/06/2018	(30,926,865)	(31,542,746)	—	(615,881)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
OTC Call Options Exercise Price EUR 152.00 on German Euro Bund Futures	Long	200	08/24/2018	$2,537	$2,336	$—	$(201)
OTC Call Options Exercise Price EUR 166.00 on German Euro Bund Futures	Long	520	08/24/2018	6,595	6,073	—	(522)
OTC Call Options Exercise Price EUR 168.00 on German Euro Bund Futures	Long	242	08/24/2018	3,069	2,826	—	(243)
OTC Call Options Exercise Price EUR 170.00 on German Euro Bund Futures	Long	200	08/24/2018	2,537	2,336	—	(201)
OTC Call Options Exercise Price EUR 180.00 on German Euro Bund Futures	Long	197	08/24/2018	2,499	2,301	—	(198)
OTC Call Options Exercise Price EUR 197.00 on German Euro Bund Futures	Long	123	08/24/2018	1,560	1,436	—	(124)
OTC Put Options Exercise Price EUR 144.00 on German Euro Bund Futures	Long	400	08/24/2018	4,671	4,671	—	—
OTC Put Options Exercise Price EUR 145.00 on German Euro Bund Futures	Long	804	08/24/2018	10,196	9,389	—	(807)
OTC Put Options Exercise Price EUR 160.50 on German Euro Bund Futures	Short	(277)	07/27/2018	(130,527)	(38,818)	91,709	—
OTC Put Options Exercise Price EUR 161.50 on German Euro Bund Futures	Short	(301)	07/27/2018	(143,197)	(108,967)	34,230	—
U.S. Treasury Bond	Short	(1,762)	09/19/2018	(248,500,042)	(255,490,000)	—	(6,989,958)

Total						$3,261,743	$(13,443,042)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/16/2018	USD	2,295,000	ARS	61,161,750	$218,036	$—
BCLY	08/15/2018	GBP	4,455,000	USD	5,995,347	—	(103,566)
BCLY	08/27/2018	USD	11,929,256	MXN	238,943,000	9,798	—
BNP	07/03/2018	USD	906,234	ARS	26,275,704	893	—
BNP	07/03/2018	ARS	26,275,704	USD	957,221	—	(51,880)
BNP	07/12/2018	USD	948,924	ARS	26,275,704	52,662	—
BNP	07/16/2018	USD	900,000	ARS	24,075,000	82,448	—
BNP	08/15/2018	USD	27,370,539	EUR	23,365,000	—	(8,997)
BNP	08/15/2018	USD	5,034,182	GBP	3,765,000	54,933	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/15/2018	GBP	1,819,000	USD	2,422,270	$—	$(16,625)
BNP	08/15/2018	EUR	4,313,000	USD	5,039,910	14,143	—
BNP	08/27/2018	USD	37,626,922	JPY	4,080,000,000	627,039	—
BNP	08/27/2018	USD	9,727,709	MXN	195,275,000	—	(13,410)
BNP	09/19/2018	INR	60,931,005	USD	890,674	—	(9,800)
BNP	10/01/2018	USD	13,830,738	DKK	85,734,959	293,194	—
BOA	07/02/2018	USD	14,497,484	DKK	94,290,000	—	(283,819)
BOA	07/03/2018	USD	14,188,609	DKK	95,225,000	—	(740,376)
BOA	08/06/2018	USD	38,720,214	JPY	4,220,000,000	509,234	—
BOA	08/08/2018	USD	188,216	ILS	678,000	2,366	—
BOA	08/13/2018	USD	33,614,064	JPY	3,650,000,000	547,432	—
BOA	08/15/2018	USD	5,596,863	EUR	4,749,000	31,897	—
BOA	08/15/2018	USD	77,194,980	JPY	8,414,100,000	957,587	—
BOA	08/15/2018	USD	109,436	NOK	870,000	2,415	—
BOA	08/15/2018	USD	8,646,752	SEK	75,372,287	202,166	—
BOA	08/15/2018	EUR	11,210,000	USD	13,249,559	—	(113,475)
BOA	08/27/2018	USD	15,611,655	JPY	1,700,000,000	195,038	—
BOA	09/19/2018	USD	135,559	SGD	180,009	3,213	—
BOA	11/02/2018	USD	1,941,326	EUR	1,600,000	54,559	—
CITI	07/02/2018	USD	14,048,334	DKK	91,265,000	—	(258,758)
CITI	07/03/2018	GBP	32,913,000	USD	43,605,545	—	(162,957)
CITI	07/03/2018	CAD	8,018,000	USD	6,101,064	2,965	(4,690)
CITI	07/10/2018	USD	5,294,549	RUB	334,820,900	—	(31,240)
CITI	07/25/2018	MXN	373,882,249	USD	18,488,154	261,737	—
CITI	08/06/2018	USD	31,023,595	JPY	3,370,000,000	509,139	—
CITI	08/10/2018	USD	2,626,207	EUR	2,200,000	49,233	—
CITI	08/13/2018	USD	15,563,701	JPY	1,690,000,000	253,397	—
CITI	08/15/2018	USD	15,059,850	EUR	12,681,000	200,022	—
CITI	08/15/2018	USD	9,022,217	JPY	998,400,000	—	(23,957)
CITI	08/15/2018	JPY	6,297,000,000	USD	57,786,547	—	(731,500)
CITI	08/15/2018	EUR	37,182,000	USD	43,386,921	226,355	(42,726)
CITI	08/15/2018	GBP	4,665,000	USD	6,185,177	—	(15,669)
CITI	08/15/2018	SEK	27,515,000	USD	3,102,799	—	(20,063)
CITI	08/20/2018	USD	2,357,817	JPY	260,000,000	1,184	—
CITI	08/24/2018	RUB	2,090,006,986	USD	33,072,086	10,391	—
CITI	08/27/2018	USD	33,822,645	MXN	681,109,000	85,643	(239,511)
CITI	08/27/2018	MXN	52,957,000	USD	2,633,759	7,953	—
DUB	07/03/2018	USD	580,106	ARS	16,179,164	22,646	—
DUB	07/03/2018	USD	4,888,161	BRL	18,767,433	47,629	—
DUB	07/03/2018	BRL	18,767,433	USD	5,057,000	—	(216,468)
DUB	07/03/2018	ARS	16,179,164	USD	558,010	—	(550)
DUB	10/01/2018	USD	9,127,549	DKK	56,417,041	219,302	—
DUB	10/05/2018	USD	8,307,625	EUR	6,700,000	425,609	—
GSB	07/03/2018	USD	6,285,212	CAD	8,142,000	91,545	—
GSB	07/10/2018	RUB	284,421,220	USD	4,887,802	—	(363,691)
GSB	08/15/2018	USD	74,973,488	EUR	63,289,000	865,610	(55,333)
GSB	08/15/2018	USD	17,232,218	JPY	1,898,600,000	29,627	—
GSB	08/15/2018	GBP	843,000	USD	1,140,339	—	(25,463)
GSB	08/15/2018	EUR	19,188,000	USD	22,585,535	21,331	(122,015)
GSB	08/15/2018	JPY	1,444,200,000	USD	13,159,567	—	(74,145)
GSB	08/27/2018	RUB	152,682,420	USD	2,409,000	6,978	—
GSB	08/27/2018	MXN	13,782,083	USD	686,000	1,507	—
GSB	10/02/2018	USD	2,179,430	BRL	7,300,000	313,587	—
GSB	10/02/2018	USD	7,374,583	DKK	47,805,000	—	(174,507)
HSBC	07/10/2018	USD	23,474,446	RUB	1,500,510,094	—	(393,236)
HSBC	07/10/2018	RUB	946,992,681	USD	15,024,475	38,749	—
HSBC	08/24/2018	USD	33,175,314	RUB	2,085,856,881	194,354	(35,825)
HSBC	08/27/2018	USD	2,409,000	RUB	152,682,420	—	(6,978)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	08/27/2018	MXN	108,086,000	USD	5,358,885	$32,888	$—
HSBC	10/01/2018	DKK	739,000	USD	114,508	2,180	—
HSBC	10/05/2018	USD	6,977,820	EUR	5,600,000	389,867	—
HSBC	03/15/2019	USD	14,328,966	EUR	11,200,000	973,851	—
JPM	07/03/2018	USD	467,000	ARS	10,096,540	119,119	—
JPM	07/03/2018	USD	12,241,299	BRL	47,200,000	67,386	—
JPM	07/03/2018	USD	1,018,381	CAD	1,334,000	7,605	(4,006)
JPM	07/03/2018	BRL	47,200,000	USD	12,972,379	—	(798,466)
JPM	07/03/2018	ARS	10,096,540	USD	348,224	—	(343)
JPM	07/10/2018	USD	3,822,260	RUB	244,204,200	—	(62,144)
JPM	07/25/2018	MXN	404,407,751	USD	20,000,482	280,238	—
JPM	07/30/2018	USD	118,492,801	JPY	12,880,000,000	1,918,739	—
JPM	08/15/2018	USD	1,294,980	AUD	1,727,000	16,715	—
JPM	08/15/2018	USD	4,048,293	EUR	3,405,000	58,252	—
JPM	08/15/2018	USD	71,430,728	GBP	52,586,000	1,885,225	—
JPM	08/15/2018	USD	91,871,262	JPY	10,013,700,000	1,140,419	—
JPM	08/15/2018	USD	8,442,385	SEK	73,775,000	176,755	—
JPM	08/15/2018	EUR	2,700,000	USD	3,208,088	—	(44,178)
JPM	08/15/2018	GBP	2,814,000	USD	3,788,637	—	(67,095)
JPM	08/15/2018	JPY	5,967,800,000	USD	54,349,807	—	(277,533)
JPM	08/20/2018	USD	13,873,398	JPY	1,530,000,000	5,520	—
JPM	08/23/2018	USD	2,904,000	MXN	54,116,040	202,676	—
JPM	08/27/2018	USD	19,718,050	JPY	2,140,000,000	311,249	—
JPM	10/02/2018	USD	26,994,992	BRL	91,100,000	3,710,290	—
JPM	01/03/2019	USD	13,188,896	BRL	48,700,000	840,791	—
MSCS	07/03/2018	USD	18,197,161	BRL	63,710,821	1,764,746	—
MSCS	07/03/2018	BRL	63,710,821	USD	16,523,373	—	(90,958)
MSCS	07/10/2018	RUB	848,121,293	USD	13,296,772	193,767	—
MSCS	07/24/2018	USD	1,550,000	MXN	29,359,325	77,416	—
MSCS	07/24/2018	MXN	84,802,932	USD	4,209,000	44,485	—
MSCS	07/30/2018	USD	44,539,126	JPY	4,840,000,000	733,345	—
MSCS	08/02/2018	BRL	16,510,821	USD	4,369,618	—	(126,046)
MSCS	08/20/2018	USD	7,162,772	JPY	790,000,000	2,233	—
MSCS	09/19/2018	USD	308,016	THB	9,785,669	11,936	—
NGFP	10/02/2018	USD	74,857,452	BRL	248,916,000	11,235,774	—
RBS	07/23/2018	USD	3,098,000	MXN	57,282,020	224,425	—
SCB	07/02/2018	USD	14,924,613	DKK	95,225,000	—	(3,265)
SCB	08/08/2018	ZAR	4,184,000	USD	330,328	—	(26,849)
SCB	08/15/2018	SEK	442,805,000	USD	51,029,128	—	(1,417,985)
SCB	08/15/2018	EUR	10,406,000	USD	12,264,316	—	(70,374)
SCB	10/01/2018	DKK	95,225,000	USD	15,033,469	2,551	—
UBS	07/02/2018	DKK	140,390,000	USD	22,509,815	—	(501,678)
UBS	07/03/2018	USD	43,519,280	GBP	32,913,000	76,692	—
UBS	08/02/2018	GBP	32,913,000	USD	43,580,893	—	(78,784)
UBS	08/15/2018	SEK	34,325,000	USD	3,933,393	—	(87,677)
UBS	08/20/2018	USD	11,513,914	JPY	1,250,000,000	183,948	—
UBS	08/27/2018	MXN	232,689,000	USD	12,089,310	—	(481,827)

Total						$34,436,629	$(8,480,438)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$460,135,971	$—	$460,135,971
Certificates of Deposit	—	42,100,000	—	42,100,000
Corporate Debt Securities	—	1,045,518,778	—	1,045,518,778
Foreign Government Obligations	—	150,356,153	—	150,356,153
Loan Assignment	—	4,293,731	—	4,293,731
Mortgage-Backed Securities	—	204,828,527	—	204,828,527
Municipal Government Obligations	—	10,259,717	—	10,259,717
U.S. Government Agency Obligations	—	1,547,979,155	—	1,547,979,155
U.S. Government Obligations	—	536,564,895	—	536,564,895
Commercial Paper	—	10,760,400	—	10,760,400
Short-Term Foreign Government Obligations	—	462,301,560	—	462,301,560
Securities Lending Collateral	39,660,855	—	—	39,660,855
Repurchase Agreements	—	10,234,265	—	10,234,265
Exchange-Traded Options Purchased	9,759	—	—	9,759
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	1,041,448	—	1,041,448

Total Investments	$39,670,614	$4,486,374,600	$—	$4,526,045,214

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$5,413,215	$—	$5,413,215
Centrally Cleared Interest Rate Swap Agreements	—	10,638,765	—	10,638,765
Futures Contracts (V)	3,261,743	—	—	3,261,743
Forward Foreign Currency Contracts (V)	—	34,436,629	—	34,436,629

Total Other Financial Instruments	$3,261,743	$50,488,609	$—	$53,750,352

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(410,933,491)	$—	$(410,933,491)
Exchange-Traded Options Written	(42,750)	—	—	(42,750)
Over-the-Counter Foreign Exchange Options Written	—	(1,531,913)	—	(1,531,913)
Over-the-Counter Credit Default Swaptions Written	—	(5,025)	—	(5,025)
Over-the-Counter Interest Rate Swaptions Written	—	(1,599,806)	—	(1,599,806)
Centrally Cleared Interest Rate Swap Agreements	—	(8,274,762)	—	(8,274,762)
Over-the-Counter Credit Default Swap Agreements	—	(501,869)	—	(501,869)
Futures Contracts (V)	(13,443,042)	—	—	(13,443,042)
Forward Foreign Currency Contracts (V)	—	(8,480,438)	—	(8,480,438)

Total Other Financial Instruments	$(13,485,792)	$(431,327,304)	$—	$(444,813,096)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $629,808,755, representing 23.7% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At June 30, 2018, the value of such securities amounted to $56,276,506 or 2.1% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at June 30, 2018.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $83,031,727, representing 3.1% of the Portfolio’s net assets.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2018, the total value of such securities is $803,447, representing less than 0.1% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $38,822,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $24,532,723.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $4,005,592.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $9,593,478.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

CURRENCY ABBREVIATIONS (continued):

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CDI	CHESS Depositary Interests
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
COFI	11th District Monthly Weighted Average Cost of Funds Index
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $4,542,472,264) (including securities loaned of $38,822,191)	$4,515,810,949
Repurchase agreement, at value (cost $10,234,265)	10,234,265
Cash	60,022
Cash collateral pledged at broker:
Centrally cleared swap agreements	4,154,000
Futures contracts	820,000
Foreign currency, at value (cost $7,065,668)	7,094,477
Receivables and other assets:
Shares of beneficial interest sold	64,317
Investments sold	74,399,341
When-issued, delayed-delivery, forward and TBA commitments sold	1,133,024,855
Interest	15,208,513
Tax reclaims	8,267
Net income from securities lending	10,445
Variation margin receivable on centrally cleared swap agreements	2,350,848
Variation margin receivable on futures contracts	1,217,080
Prepaid expenses	8,836
Unrealized appreciation on forward foreign currency contracts	34,436,629

Total assets	5,798,902,844

Liabilities:
Cash collateral received at broker:
TBA commitments	737,000
OTC derivatives (A)	41,098,000
Payables and other liabilities:
Shares of beneficial interest redeemed	553,052
Investments purchased	75,906,714
When-issued, delayed-delivery, forward and TBA commitments purchased	2,556,640,373
Investment management fees	1,314,975
Distribution and service fees	168,339
Transfer agent costs	5,963
Trustees, CCO and deferred compensation fees	10,085
Audit and tax fees	47,020
Custody fees	102,259
Legal fees	30,833
Printing and shareholder reports fees	172,210
Interest	948,859
Other	36,462
Collateral for securities on loan	39,660,855
Reverse repurchase agreements, at value (cost $410,933,491)	410,933,491
Written options and swaptions, at value (premium received $3,886,399)	3,179,494
OTC swap agreements, at value	501,869
Unrealized depreciation on forward foreign currency contracts	8,480,438

Total liabilities	3,140,528,291

Net assets	$2,658,374,553

Net assets consist of:
Capital stock ($0.01 par value)	$2,349,265
Additional paid-in capital	2,607,489,690
Undistributed (distributions in excess of) net investment income (loss)	87,520,097
Accumulated net realized gain (loss)	(27,447,654)
Net unrealized appreciation (depreciation) on:
Investments	(26,661,315)
Written options and swaptions	706,905
Swap agreements	(1,602,142)
Futures contracts	(10,181,299)
Forward foreign currency contracts	25,956,191
Translation of assets and liabilities denominated in foreign currencies	244,815

Net assets	$2,658,374,553

Net assets by class:
Initial Class	$1,811,415,328
Service Class	846,959,225

Shares outstanding:
Initial Class	159,545,594
Service Class	75,380,946

Net asset value and offering price per share:
Initial Class	$11.35
Service Class	11.24

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income	$39,345,555
Net income (loss) from securities lending	90,155
Withholding taxes on foreign income	(13,882)

Total investment income	39,421,828

Expenses:
Investment management fees	8,396,954
Distribution and service fees:
Service Class	1,071,859
Transfer agent costs	19,655
Trustees, CCO and deferred compensation fees	43,108
Audit and tax fees	45,065
Custody fees	517,633
Legal fees	85,667
Printing and shareholder reports fees	81,877
Interest	71,796
Other	51,571

Total expenses	10,385,185

Net investment income (loss)	29,036,643

Net realized gain (loss) on:
Investments	11,604,660
Written options and swaptions	2,858,098
Swap agreements	8,532,304
Futures contracts	(4,335,946)
Forward foreign currency contracts	(49,729,978)
Foreign currency transactions	(1,577,206)

Net realized gain (loss)	(32,648,068)

Net change in unrealized appreciation (depreciation) on:
Investments	(92,238,876)
Written options and swaptions	(1,796,610)
Swap agreements	(2,866,100)
Futures contracts	(10,582,961)
Forward foreign currency contracts	58,779,694
Translation of assets and liabilities denominated in foreign currencies	143,372

Net change in unrealized appreciation (depreciation)	(48,561,481)

Net realized and change in unrealized gain (loss)	(81,209,549)

Net increase (decrease) in net assets resulting from operations	$(52,172,906)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$29,036,643	$56,371,076
Net realized gain (loss)	(32,648,068)	41,119,382
Net change in unrealized appreciation (depreciation)	(48,561,481)	34,069,742

Net increase (decrease) in net assets resulting from operations	(52,172,906)	131,560,200

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(18,808,686)
Service Class	—	(9,071,026)

Total dividends and/or distributions from net realized gains	—	(27,879,712)

Capital share transactions:
Proceeds from shares sold:
Initial Class	89,165,363	66,806,727
Service Class	8,751,026	14,621,393

	97,916,389	81,428,120

Dividends and/or distributions reinvested:
Initial Class	—	18,808,686
Service Class	—	9,071,026

	—	27,879,712

Cost of shares redeemed:
Initial Class	(163,066,472)	(94,692,233)
Service Class	(46,054,379)	(80,991,912)

	(209,120,851)	(175,684,145)

Net increase (decrease) in net assets resulting from capital share transactions	(111,204,462)	(66,376,313)

Net increase (decrease) in net assets	(163,377,368)	37,304,175

Net assets:
Beginning of period/year	2,821,751,921	2,784,447,746

End of period/year	$2,658,374,553	$2,821,751,921

Undistributed (distributions in excess of) net investment income (loss)	$87,520,097	$58,483,454

Capital share transactions - shares:
Shares issued:
Initial Class	7,813,190	5,809,955
Service Class	776,410	1,290,843

	8,589,600	7,100,798

Shares reinvested:
Initial Class	—	1,631,282
Service Class	—	793,616

	—	2,424,898

Shares redeemed:
Initial Class	(14,341,241)	(8,259,717)
Service Class	(4,091,373)	(7,158,883)

	(18,432,614)	(15,418,600)

Net increase (decrease) in shares outstanding:
Initial Class	(6,528,051)	(818,480)
Service Class	(3,314,963)	(5,074,424)

	(9,843,014)	(5,892,904)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$11.56		$11.13	$11.11		$11.67	$11.37		$12.08

Investment operations:
Net investment income (loss) (A)	0.13		0.24	0.28	(B)	0.25	0.17		0.22
Net realized and unrealized gain (loss)	(0.34)		0.30	0.03	(C)	(0.17)	0.35		(0.52)

Total investment operations	(0.21)		0.54	0.31		0.08	0.52		(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.28)		(0.33)	(0.22)		(0.26)
Net realized gains	—		(0.11)	(0.01)		(0.31)	—		(0.15)

Total dividends and/or distributions to shareholders	—		(0.11)	(0.29)		(0.64)	(0.22)		(0.41)

Net asset value, end of period/year	$11.35		$11.56	$11.13		$11.11	$11.67		$11.37

Total return (D)	(1.82	)%(E)	4.89%	2.71%		0.69%	4.58%		(2.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,811,416		$1,920,197	$1,858,007		$1,478,877	$959,735		$1,364,881
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(F)	0.68%	0.68%		0.70%	0.71%		0.70%
Including waiver and/or reimbursement and recapture	0.69	%(F)	0.68%	0.67	%(B)	0.70%	0.71%		0.70%
Net investment income (loss) to average net assets	2.23	%(F)	2.09%	2.52	%(B)	2.19%	1.49	%(G)	1.83%
Portfolio turnover rate (H)	24	%(E)	61%	47%		61%	139%		162%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(H)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$11.46		$11.06	$11.04		$11.59	$11.30		$12.01

Investment operations:
Net investment income (loss) (A)	0.11		0.21	0.26	(B)	0.21	0.14		0.19
Net realized and unrealized gain (loss)	(0.33)		0.30	0.02	(C)	(0.15)	0.34		(0.52)

Total investment operations	(0.22)		0.51	0.28		0.06	0.48		(0.33)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.25)		(0.30)	(0.19)		(0.23)
Net realized gains	—		(0.11)	(0.01)		(0.31)	—		(0.15)

Total dividends and/or distributions to shareholders	—		(0.11)	(0.26)		(0.61)	(0.19)		(0.38)

Net asset value, end of period/year	$11.24		$11.46	$11.06		$11.04	$11.59		$11.30

Total return (D)	(2.01	)%(E)	4.64%	2.47%		0.52%	4.25%		(2.68)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$846,959		$901,555	$926,441		$930,994	$960,561		$969,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(F)	0.93%	0.93%		0.95%	0.97%		0.95%
Including waiver and/or reimbursement and recapture	0.94	%(F)	0.93%	0.92	%(B)	0.95%	0.97%		0.95%
Net investment income (loss) to average net assets	1.98	%(F)	1.84%	2.28	%(B)	1.85%	1.23	%(G)	1.58%
Portfolio turnover rate (H)	24	%(E)	61%	47%		61%	139%		162%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(H)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation or depreciation on investments to interest receivable within the Statement of Assets and Liabilities.

PIKs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 275,732,286	181	1.82%

Open reverse repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2018, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2018, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 8,276,693	85	0.20%

Open sale-buyback financing transactions at June 30, 2018, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$39,660,855	$—	$—	$—	$39,660,855
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$337,247,569	$78,269,700	$—	$415,517,269
Cash	(4,583,778)	—	—	—	(4,583,778)
Total Reverse Repurchase Agreements	$(4,583,778)	$337,247,569	$78,269,700	$—	$410,933,491
Total Borrowings	$35,077,077	$337,247,569	$78,269,700	$—	$450,594,346

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on swap agreements within the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on swap agreements within the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,051,207	$—	$—	$—	$—	$1,051,207
Centrally cleared swap agreements, at value (B) (C)	10,638,765	—	—	5,413,215	—	16,051,980
Net unrealized appreciation on futures contracts (B) (D)	3,261,743	—	—	—	—	3,261,743
Unrealized appreciation on forward foreign currency contracts	—	34,436,629	—	—	—	34,436,629
Total	$14,951,715	$34,436,629	$—	$5,413,215	$—	$54,801,559

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(1,642,556)	$(1,531,913)	$—	$(5,025)	$—	$(3,179,494)
Centrally cleared swap agreements, at value (B) (C)	(8,274,762)	—	—	—	—	(8,274,762)
OTC swap agreements, at value	—	—	—	(501,869)	—	(501,869)
Net unrealized depreciation on futures contracts (B) (D)	(13,443,042)	—	—	—	—	(13,443,042)
Unrealized depreciation on forward foreign currency contracts	—	(8,480,438)	—	—	—	(8,480,438)
Total	$(23,367,531)	$(10,012,351)	$—	$(506,895)	$—	$(33,879,605)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$88,976	$(5,560)	$—	$—	$(5,387)	$78,029
Written options and swaptions	814,050	2,044,048	—	—	—	2,858,098
Swap agreements	7,917,492	—	—	614,812	—	8,532,304
Futures contracts	(4,335,946)	—	—	—	—	(4,335,946)
Forward foreign currency contracts (B)	—	(49,729,978)	—	—	—	(49,729,978)
Total	$4,484,572	$(47,691,490)	$—	$614,812	$(5,387)	$(42,597,493)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$248,855	$—	$—	$—	$—	$248,855
Written options and swaptions	(1,092,510)	(726,356)	—	22,255	—	(1,796,610)
Swap agreements	(1,724,231)	—	—	(1,141,869)	—	(2,866,100)
Futures contracts	(10,582,961)	—	—	—	—	(10,582,961)
Forward foreign currency contracts (D)	—	58,779,694	—	—	—	58,779,694
Total	$(13,150,846)	$58,053,338	$—	$(1,119,614)	$—	$43,782,878

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 5,792	$ 1,303,949	$ (893,836)	$ (1,719,312)	$ 1,235,791,959	1,480,585,714	(1,455,800,000)	$ 687,512,583	$ 1,492,131,078

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$2,505,907	$(1,137,670)	$(1,350,000)	$18,237	$1,137,670	$(1,137,670)	$—	$—
Barclays Bank PLC	227,834	(104,484)	—	123,350	104,484	(104,484)	—	—
Barclays Capital, Inc.	—	—	—	—	478,937	—	—	478,937
BNP Paribas	1,125,312	(155,819)	(969,493)	—	155,819	(155,819)	—	—
Citibank N.A.	1,608,019	(1,608,019)	—	—	1,675,866	(1,608,019)	(67,847)	—
Deutsche Bank AG	715,186	(305,224)	(409,962)	—	305,224	(305,224)	—	—
Goldman Sachs Bank	1,599,823	(1,307,222)	(292,601)	—	1,307,222	(1,307,222)	—	—
Goldman Sachs International	—	—	—	—	8,975	—	—	8,975
HSBC Bank USA	1,631,889	(623,575)	(1,008,314)	—	623,575	(623,575)	—	—
JPMorgan Chase Bank, N.A.	10,740,979	(1,727,391)	(9,013,588)	—	1,727,391	(1,727,391)	—	—
Merrill Lynch International	539,715	(539,715)	—	—	795,694	(539,715)	—	255,979
Morgan Stanley & Co., Inc.	232,095	(232,095)	—	—	380,687	(232,095)	—	148,592
Morgan Stanley Capital Services, Inc.	2,827,928	(218,898)	(112,000)	2,497,030	218,898	(218,898)	—	—
Nomura Global Financial Products, Inc.	11,235,774	—	(10,592,000)	643,774	—	—	—	—
Royal Bank of Scotland PLC	224,425	(224,425)	—	—	482,814	(224,425)	—	258,389
Standard Chartered Bank	2,551	(2,551)	—	—	1,518,473	(2,551)	(1,515,922)	—
UBS AG	260,640	(260,640)	—	—	1,197,322	(260,640)	(936,682)	—
Other Derivatives (C)	19,323,482	—	—	19,323,482	21,760,554	—	—	21,760,554

Total	$54,801,559	$(8,447,728)	$(23,747,958)	$22,605,873	$33,879,605	$(8,447,728)	$(2,520,451)	$22,911,426

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.68%
Over $250 million up to $500 million	0.67
Over $500 million up to $750 million	0.66
Over $750 million up to $1 billion	0.63
Over $1 billion up to $3 billion	0.60
Over $3 billion	0.57

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.80%	May 1, 2019
Service Class	1.05	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 51,274,492	$ —	$ —

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 643,856,744	$ 86,112,139	$ 443,878,655	$ 143,022,983

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,552,706,529	$ 91,410,814	$ (103,192,474)	$ (11,781,660)

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Total Return VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 10-year periods and below its benchmark for the past 5-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$996.10	$3.22	$1,021.60	$3.26	0.65%
Service Class	1,000.00	996.10	4.45	1,020.30	4.51	0.90

(A)	5% return per year before expenses.

(B)

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.99
Duration †	6.32

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	55.4%
AAA	3.3
AA	7.3
A	7.1
BBB	21.7
BB	2.1
B	1.3
Not Rated	1.1
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (A) (B)	3,500	$ 84,385
US Bancorp, Series A, 3-Month LIBOR + 1.02%, 3.50% (A)	500	460,005

Total Preferred Stocks (Cost $500,925)		544,390

	Principal	Value
CORPORATE DEBT SECURITIES - 22.1%
Banks - 11.0%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 07/16/2018 (C)	$ 779,000	686,494
Bank of America Corp.
CPI-YoY + 1.10%, 3.46% (A), 11/19/2024, MTN	5,000,000	4,725,000
4.18%, 11/25/2027, MTN	152,000	148,032
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	891,000	865,495
Barclays Bank PLC 1-Month LIBOR + 1.00%, 3.36% (A), 05/22/2023, MTN	2,600,000	2,596,100
Barclays PLC 3-Month LIBOR + 2.11%, 4.46% (A), 08/10/2021	231,000	239,745
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (D)	334,000	296,007
Citigroup, Inc. 1.38*CPI-YoY, 3.26% (A), 03/27/2025	1,000,000	951,000
3-Month LIBOR + 1.19%, 3.55% (A), 08/02/2021	105,000	106,832
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	674,000	641,250
CPI-YoY + 2.50%, 4.96% (A), 03/30/2020, MTN	2,000,000	2,009,200
Corestates Capital II 3-Month LIBOR + 0.65%, 3.00% (A), 01/15/2027 (D)	244,000	229,360
Credit Agricole SA Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (B) (D)	751,000	685,520
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 3.82% (A), 01/05/2022	1,600,000	1,646,916
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (C)	336,000	311,640
JPMorgan Chase & Co. 3-Month LIBOR + 1.23%, 3.59% (A), 10/24/2023	275,000	279,957
Regions Financial Corp. 2.75%, 08/14/2022	310,000	298,946
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (E)	EUR 400,000	480,754

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	$ 193,742
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	933,000	933,669
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (C)	234,000	248,684
SunTrust Banks, Inc. 4.00%, 05/01/2025	374,000	375,782
SunTrust Capital III 3-Month LIBOR + 0.65%, 2.99% (A), 03/15/2028	239,000	221,075
UniCredit SpA Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B) (D)	241,000	213,977
Wachovia Capital Trust II 3-Month LIBOR + 0.50%, 2.85% (A), 01/15/2027	354,000	332,760

		19,717,937

Building Products - 0.5%
Masco Corp. 3.50%, 11/15/2027	827,000	761,270
Owens Corning 4.40%, 01/30/2048	121,000	101,027

		862,297

Capital Markets - 1.8%
Credit Suisse Group Funding Guernsey, Ltd. 3-Month LIBOR + 2.29%, 4.65% (A), 04/16/2021	1,257,000	1,313,651
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.51% (A), 11/15/2021	424,000	429,203
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (C)	759,000	712,018
Morgan Stanley Fixed until 04/24/2023, 3.74% (A), 04/24/2024	721,000	716,674

		3,171,546

Chemicals - 0.2%
RPM International, Inc. 4.25%, 01/15/2048	152,000	137,565
Syngenta Finance NV 5.18%, 04/24/2028 (D)	200,000	193,165

		330,730

Construction Materials - 0.6%
CRH America Finance, Inc. 3.95%, 04/04/2028 (D)	260,000	251,009
Vulcan Materials Co. 3-Month LIBOR + 0.60%, 2.94% (A), 06/15/2020	827,000	825,897

		1,076,906

Consumer Finance - 1.2%
Navient Corp.
CPI-YoY + 2.15%, 4.51% (A), 12/15/2020, MTN	189,000	185,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp. (continued)
CPI-YoY + 2.25%, 5.05% (A), 05/03/2019, MTN	$ 2,000,000	$ 2,017,500

		2,202,720

Electric Utilities - 0.2%
FirstEnergy Corp. 3.90%, 07/15/2027	268,000	259,989

Health Care Providers & Services - 0.5%
CVS Health Corp. 4.78%, 03/25/2038	932,000	916,689

Insurance - 0.7%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.47% (A), 02/12/2067 (B) (D)	1,051,000	993,195
XLIT, Ltd. 5.50%, 03/31/2045	149,000	154,685

		1,147,880

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	197,000	183,716

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047	194,000	176,171

Metals & Mining - 1.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (D)	229,000	213,204
Glencore Funding LLC 4.00%, 04/16/2025 (D)	248,000	238,638
Kinross Gold Corp. 4.50%, 07/15/2027 (D)	148,000	135,790
Newcrest Finance Pty, Ltd. 4.20%, 10/01/2022 (D)	1,050,000	1,051,167
5.75%, 11/15/2041 (D)	515,000	529,646

		2,168,445

Multi-Utilities - 0.6%
National Grid PLC 1.25%, 10/06/2021, MTN (E)	GBP 520,000	850,049
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 4.46% (A), 05/15/2067	$ 242,000	238,684

		1,088,733

Oil, Gas & Consumable Fuels - 2.6%
Andeavor 3.80%, 04/01/2028	755,000	713,074
Andeavor Logistics, LP Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (C)	381,000	377,190
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	380,000	364,001
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	796,433

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP 5.80%, 06/15/2038	$ 318,000	$ 314,737
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (C)	755,000	699,319
EnLink Midstream Partners, LP 4.85%, 07/15/2026	406,000	384,709
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (C)	142,000	121,366
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	258,540
Marathon Oil Corp. 4.40%, 07/15/2027	345,000	346,220
Noble Energy, Inc. 3.85%, 01/15/2028	260,000	248,466
ONEOK, Inc. 4.00%, 07/13/2027	99,000	95,793

		4,719,848

Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.25%, 12/15/2025 (D)	522,000	524,793

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (E)	GBP 582,650	927,726

Total Corporate Debt Securities (Cost $40,236,020)		39,476,126

FOREIGN GOVERNMENT OBLIGATIONS - 19.4%
Australia - 2.3%
Australia Government Bond 1.00%, 11/21/2018 (E)	AUD 5,000,000	4,021,173

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2019	BRL 3,000,000	748,432

France - 2.6%
France Government Bond OAT 2.10%, 07/25/2023 (E)	EUR 1,915,577	2,658,687
France Republic Government Bond OAT 0.10%, 07/25/2021 (E)	1,553,895	1,915,899

		4,574,586

Italy - 5.0%
Italy Buoni Poliennali del Tesoro 0.10%, 05/15/2022 (E)	5,238,062	6,046,565
1.25%, 09/15/2032 (E)	1,027,810	1,145,352
2.10%, 09/15/2021 (E)	1,337,700	1,660,330

		8,852,247

Mexico - 1.0%
Mexican Udibonos Series S, 4.50%, 12/04/2025	MXN 19,168,912	1,013,324
Mexico Udibonos Series S, 2.50%, 12/10/2020	16,895,001	825,182

		1,838,506

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 0.8%
New Zealand Government Inflation Linked Bond 2.00%, 09/20/2025 (E)	NZD 2,000,000	$ 1,513,508

Spain - 3.4%
Spain Government Inflation-Linked Bond 0.55%, 11/30/2019 (E)	EUR 2,575,800	3,100,907
1.00%, 11/30/2030 (E)	2,260,478	2,927,755

		6,028,662

United Kingdom - 3.9%
U.K. Gilt Inflation-Linked 0.13%, 11/22/2019 - 03/22/2044 (E)	GBP 4,754,610	7,055,580

Total Foreign Government Obligations (Cost $34,560,362)		34,632,694

MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust Series 2018-MCSF, Class A, 1-Month LIBOR + 0.58%, 2.65% (A), 04/15/2035 (D)	$ 900,000	891,745
DBCG Mortgage Trust Series 2017-BBG, Class A, 1-Month LIBOR + 0.70%, 2.77% (A), 06/15/2034 (D)	900,000	899,999

Total Mortgage-Backed Securities (Cost $1,793,878)		1,791,744

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.74% (A), 04/25/2024	1,202,254	1,218,894
1-Month LIBOR + 2.20%, 4.29% (A), 02/25/2024 - 03/25/2025	734,645	751,232
Federal National Mortgage Association
1-Month LIBOR + 1.60%, 3.69% (A), 01/25/2024	78,875	79,402
1-Month LIBOR + 2.00%, 4.09% (A), 10/25/2023	33,777	33,910

Total U.S. Government Agency Obligations (Cost $2,043,836)		2,083,438

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 54.2%
U.S. Treasury - 0.1%
U.S. Treasury Note 2.88%, 05/15/2028	$ 254,000	$ 254,506

U.S. Treasury Inflation-Protected Securities - 54.1%
U.S. Treasury Inflation-Indexed Bond 0.50%, 01/15/2028	5,859,204	5,732,258
0.63%, 02/15/2043	2,723,650	2,577,482
0.75%, 02/15/2042 - 02/15/2045	5,788,643	5,627,052
1.00%, 02/15/2046	2,589,310	2,666,749
1.38%, 02/15/2044	2,696,548	3,010,067
2.00%, 01/15/2026	2,524,020	2,765,764
2.38%, 01/15/2025 - 01/15/2027	7,059,907	7,902,685
2.50%, 01/15/2029	583,325	685,432
3.63%, 04/15/2028	1,084,062	1,376,164
3.88%, 04/15/2029	2,628,314	3,465,102
U.S. Treasury Inflation-Indexed Note 0.13%, 04/15/2019 - 07/15/2024	48,107,699	47,233,966
0.25%, 01/15/2025	2,485,196	2,417,114
0.38%, 07/15/2025	4,235,522	4,160,196
0.63%, 01/15/2024 - 01/15/2026	7,137,604	7,107,604

		96,727,635

Total U.S. Government Obligations (Cost $97,660,719)		96,982,141

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	1,956,622	1,956,622

Total Securities Lending Collateral (Cost $1,956,622)		1,956,622

Total Investments (Cost $178,752,362)		177,467,155
Net Other Assets (Liabilities) - 0.7%		1,258,378

Net Assets - 100.0%		$ 178,725,533

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/12/2018	USD	3,979,630	AUD	5,107,350	$199,886	$—
JPMS	07/12/2018	USD	851,689	BRL	2,900,000	104,534	—
JPMS	07/12/2018	USD	19,394,301	EUR	15,550,000	1,219,227	—
JPMS	07/12/2018	USD	6,878,850	GBP	4,815,000	520,799	—
JPMS	07/12/2018	USD	1,892,424	MXN	34,500,000	158,638	—
JPMS	07/12/2018	USD	1,435,047	NZD	1,954,900	111,000	—

Total						$2,314,084	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Preferred Stocks	$544,390	$—	$—	$544,390
Corporate Debt Securities	—	39,476,126	—	39,476,126
Foreign Government Obligations	—	34,632,694	—	34,632,694
Mortgage-Backed Securities	—	1,791,744	—	1,791,744
U.S. Government Agency Obligations	—	2,083,438	—	2,083,438
U.S. Government Obligations	—	96,982,141	—	96,982,141
Securities Lending Collateral	1,956,622	—	—	1,956,622

Total Investments	$2,501,012	$174,966,143	$—	$177,467,155

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$2,314,084	$—	$2,314,084

Total Other Financial Instruments	$—	$2,314,084	$—	$2,314,084

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,917,667. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $7,347,215, representing 4.1% of the Portfolio’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the total value of Regulation S securities is $34,304,285, representing 19.2% of the Portfolio’s net assets.
(F)	Rate disclosed reflects the yield at June 30, 2018.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $178,752,362) (including securities loaned of $1,917,667)	$177,467,155
Cash collateral pledged at broker:
OTC derivatives (A)	1,500,000
Foreign currency, at value (cost $5,149)	5,139
Receivables and other assets:
Shares of beneficial interest sold	9,696
Interest	702,591
Dividends	4,423
Tax reclaims	388
Net income from securities lending	449
Prepaid expenses	584
Unrealized appreciation on forward foreign currency contracts	2,314,084

Total assets	182,004,509

Liabilities:
Due to custodian	1,065,321
Payables and other liabilities:
Shares of beneficial interest redeemed	87,748
Investment management fees	82,318
Distribution and service fees	35,480
Transfer agent costs	456
Trustees, CCO and deferred compensation fees	672
Audit and tax fees	17,445
Custody fees	4,304
Legal fees	2,553
Printing and shareholder reports fees	21,518
Other	4,539
Collateral for securities on loan	1,956,622

Total liabilities	3,278,976

Net assets	$178,725,533

Net assets consist of:
Capital stock ($0.01 par value)	$174,897
Additional paid-in capital	190,754,753
Undistributed (distributions in excess of) net investment income (loss)	4,863,604
Accumulated net realized gain (loss)	(18,093,974)
Net unrealized appreciation (depreciation) on:
Investments	(1,285,207)
Forward foreign currency contracts	2,314,084
Translation of assets and liabilities denominated in foreign currencies	(2,624)

Net assets	$178,725,533

Net assets by class:
Initial Class	$10,237
Service Class	178,715,296

Shares outstanding:
Initial Class	1,014
Service Class	17,488,709

Net asset value and offering price per share:
Initial Class	$10.10
Service Class	10.22

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$16,395
Interest income	2,732,948
Net income (loss) from securities lending	4,170

Total investment income	2,753,513

Expenses:
Investment management fees	520,729
Distribution and service fees:
Service Class	224,440
Transfer agent costs	1,328
Trustees, CCO and deferred compensation fees	2,849
Audit and tax fees	17,121
Custody fees	22,661
Legal fees	5,829
Printing and shareholder reports fees	10,904
Other	4,796

Total expenses	810,657

Net investment income (loss)	1,942,856

Net realized gain (loss) on:
Investments	674,608
Forward foreign currency contracts	(1,734,030)
Foreign currency transactions	(14,706)

Net realized gain (loss)	(1,074,128)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,557,625)
Forward foreign currency contracts	2,844,848
Translation of assets and liabilities denominated in foreign currencies	(3,623)

Net change in unrealized appreciation (depreciation)	(1,716,400)

Net realized and change in unrealized gain (loss)	(2,790,528)

Net increase (decrease) in net assets resulting from operations	$(847,672)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$1,942,856	$2,760,805
Net realized gain (loss)	(1,074,128)	(1,622,827)
Net change in unrealized appreciation (depreciation)	(1,716,400)	4,952,545

Net increase (decrease) in net assets resulting from operations	(847,672)	6,090,523

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(46)
Service Class	—	(442,322)

Total dividends and/or distributions from net investment income	—	(442,368)

Capital share transactions:
Proceeds from shares sold:
Service Class	4,625,689	24,735,263

	4,625,689	24,735,263

Dividends and/or distributions reinvested:
Initial Class	—	46
Service Class	—	442,322

	—	442,368

Cost of shares redeemed:
Service Class	(14,387,047)	(31,506,532)

	(14,387,047)	(31,506,532)

Net increase (decrease) in net assets resulting from capital share transactions	(9,761,358)	(6,328,901)

Net increase (decrease) in net assets	(10,609,030)	(680,746)

Net assets:
Beginning of period/year	189,334,563	190,015,309

End of period/year	$178,725,533	$189,334,563

Undistributed (distributions in excess of) net investment income (loss)	$4,863,604	$2,920,748

Capital share transactions - shares:
Shares issued:
Service Class	454,380	2,454,087

	454,380	2,454,087

Shares reinvested:
Initial Class	—	5
Service Class	—	43,536

	—	43,541

Shares redeemed:
Service Class	(1,412,718)	(3,102,576)

	(1,412,718)	(3,102,576)

Net increase (decrease) in shares outstanding:
Initial Class	—	5
Service Class	(958,338)	(604,953)

	(958,338)	(604,948)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$10.13		$9.84	$9.53		$9.94	$9.65		$11.47

Investment operations:
Net investment income (loss) (A)	0.12		0.16	0.13	(B)	0.05	0.30		0.07
Net realized and unrealized gain (loss)	(0.15)		0.18	0.26		(0.31)	0.05		(1.45)

Total investment operations	(0.03)		0.34	0.39		(0.26)	0.35		(1.38)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.08)		(0.15)	(0.06)		(0.05)
Net realized gains	—		—	—		—	—		(0.39)

Total dividends and/or distributions to shareholders	—		(0.05)	(0.08)		(0.15)	(0.06)		(0.44)

Net asset value, end of period/year	$10.10		$10.13	$9.84		$9.53	$9.94		$9.65

Total return (C)	(0.30	)%(D)	3.42%	4.12%		(2.68)%	3.58%		(12.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$10	$10		$9	$10		$1,917
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(E)	0.65%	0.65%		0.64%	0.89	%(F)	0.91	%(F)
Including waiver and/or reimbursement and recapture	0.65	%(E)	0.65%	0.64	%(B)	0.64%	0.89	%(F)	0.91	%(F)
Net investment income (loss) to average net assets	2.43	%(E)	1.64%	1.33	%(B)	0.47%	2.99	%(F)	0.68	%(F)
Portfolio turnover rate	14	%(D)	38%	94%		36%	152	%(G)	52	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(G)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$10.26		$9.97	$9.66		$10.07	$9.77		$11.29

Investment operations:
Net investment income (loss) (A)	0.11		0.14	0.11	(B)	0.02	0.14		(0.01)
Net realized and unrealized gain (loss)	(0.15)		0.17	0.26		(0.31)	0.19		(1.08)

Total investment operations	(0.04)		0.31	0.37		(0.29)	0.33		(1.09)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.02)	(0.06)		(0.12)	(0.03)		(0.04)
Net realized gains	—		—	—		—	—		(0.39)

Total dividends and/or distributions to shareholders	—		(0.02)	(0.06)		(0.12)	(0.03)		(0.43)

Net asset value, end of period/year	$10.22		$10.26	$9.97		$9.66	$10.07		$9.77

Total return (C)	(0.39	)%(D)	3.13%	3.80%		(2.87)%	3.38%		(9.71)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$178,716		$189,325	$190,005		$192,312	$196,989		$161,422
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.90%		0.89%	1.14	%(F)	1.16	%(F)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.89	%(B)	0.89%	1.14	%(F)	1.16	%(F)
Net investment income (loss) to average net assets	2.16	%(E)	1.41%	1.08	%(B)	0.24%	1.41	%(F)	(0.09	)%(F)
Portfolio turnover rate	14	%(D)	38%	94%		36%	152	%(G)	52	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the year, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Preferred Stocks	$26,102	$—	$—	$—	$26,102
Corporate Debt Securities	1,930,520	—	—	—	1,930,520
Total Securities Lending Transactions	$1,956,622	$—	$—	$—	$1,956,622
Total Borrowings	$1,956,622	$—	$—	$—	$1,956,622

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Unrealized appreciation (depreciation), as applicable, is shown in Unrealized appreciation or depreciation on forward foreign currency contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unrealized appreciation on forward foreign currency contracts	$—	$2,314,084	$—	$—	$—	$2,314,084
Total	$—	$2,314,084	$—	$—	$—	$2,314,084

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(1,734,030)	$—	$—	$—	$(1,734,030)
Total	$—	$(1,734,030)	$—	$—	$—	$(1,734,030)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$2,844,848	$—	$—	$—	$2,844,848
Total	$—	$2,844,848	$—	$—	$—	$2,844,848

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Forward Foreign Currency Contracts at Contract Amount
Purchased	Sold
$ 866,016	$ 36,364,253

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
J.P. Morgan Securities LLC	$2,314,084	$—	$—	$2,314,084	$—	$—	$—	$—

Total	$2,314,084	$—	$—	$2,314,084	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $200 million	0.58%
Over $200 million up to $500 million	0.57
Over $500 million	0.54

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2019
Service Class	1.00	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 17,120,241	$ 8,963,036	$ 22,275,454	$ 9,637,233

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 178,752,362	$ 4,798,480	$ (3,769,603)	$ 1,028,877

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Service Class	$1,000.00	$934.80	$5.90	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	73.4%
Repurchase Agreement	18.3
Net Other Assets (Liabilities) ^	8.3
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.4%
Money Market Funds - 73.4%
State Street Institutional U.S. Government Money Market Fund	2,898,240	$ 2,898,240
Dreyfus Treasury Cash Management	2,898,240	2,898,240
UBS Select Treasury Preferred	2,898,241	2,898,241
BlackRock Liquidity Funds T-Fund Portfolio	2,898,241	2,898,241

Total Short-Term Investment Companies (Cost $11,592,962)		11,592,962

Principal	Value
REPURCHASE AGREEMENT - 18.3%

Fixed Income Clearing Corp., 0.90% (A), dated 06/29/2018, to be repurchased at $2,898,458 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $2,960,649.

$ 2,898,241	$ 2,898,241

Total Repurchase Agreement (Cost $2,898,241)	2,898,241

Total Investments (Cost $14,491,203)	14,491,203
Net Other Assets (Liabilities) - 8.3%	1,310,145

Net Assets - 100.0%	$ 15,801,348

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Short	(232)	09/21/2018	$(32,218,616)	$(31,570,560)	$648,056	$—

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$11,592,962	$—	$—	$11,592,962
Repurchase Agreement	—	2,898,241	—	2,898,241

Total Investments	$11,592,962	$2,898,241	$—	$14,491,203

Other Financial Instruments
Futures Contracts (C)	$648,056	$—	$—	$648,056

Total Other Financial Instruments	$648,056	$—	$—	$648,056

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2018.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $11,592,962)	$11,592,962
Repurchase agreement, at value (cost $2,898,241)	2,898,241
Cash collateral pledged at broker:
Futures contracts	1,429,120
Receivables and other assets:
Shares of beneficial interest sold	89,601
Interest	210
Prepaid expenses	17

Total assets	16,010,151

Liabilities:
Due to custodian	152,851
Payables and other liabilities:
Investment management fees	9,833
Distribution and service fees	3,020
Transfer agent costs	37
Trustees, CCO and deferred compensation fees	58
Audit and tax fees	7,315
Custody fees	1,577
Legal fees	431
Printing and shareholder reports fees	9,453
Variation margin payable on futures contracts	24,000
Other	228

Total liabilities	208,803

Net assets	$15,801,348

Net assets consist of:
Capital stock ($0.01 par value)	$366,964
Additional paid-in capital	182,182,107
Undistributed (distributions in excess of) net investment income (loss)	(25,763)
Accumulated net realized gain (loss)	(167,370,016)
Net unrealized appreciation (depreciation) on:
Futures contracts	648,056

Net assets	$15,801,348

Shares outstanding	36,696,408

Net asset value and offering price per share	$0.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$64,851

Total investment income	64,851

Expenses:
Investment management fees	64,829
Distribution and service fees	18,417
Transfer agent costs	97
Trustees, CCO and deferred compensation fees	238
Audit and tax fees	7,267
Custody fees	4,630
Legal fees	603
Printing and shareholder reports fees	1,742
Other	315

Total expenses before waiver and/or reimbursement and recapture	98,138

Expense waived and/or reimbursed	(7,524)

Net expenses	90,614

Net investment income (loss)	(25,763)

Net realized gain (loss) on:
Futures contracts	(2,365,548)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	1,094,515

Net realized and change in unrealized gain (loss)	(1,271,033)

Net increase (decrease) in net assets resulting from operations	$(1,296,796)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$(25,763)	$(237,611)
Net realized gain (loss)	(2,365,548)	(7,973,044)
Net change in unrealized appreciation (depreciation)	1,094,515	(320,392)

Net increase (decrease) in net assets resulting from operations	(1,296,796)	(8,531,047)

Capital share transactions:
Proceeds from shares sold	6,884,614	708,099
Cost of shares redeemed	(3,460,925)	(13,378,500)

Net increase (decrease) in net assets resulting from capital share transactions	3,423,689	(12,670,401)

Net increase (decrease) in net assets	2,126,893	(21,201,448)

Net assets:
Beginning of period/year	13,674,455	34,875,903

End of period/year	$15,801,348	$13,674,455

Undistributed (distributions in excess of) net investment income (loss)	$(25,763)	$—

Capital share transactions - shares:
Shares issued	15,033,920	1,311,548
Shares redeemed	(8,024,594)	(23,089,246)

Net increase (decrease) in shares outstanding	7,009,326	(21,777,698)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$0.46		$0.68	$0.89		$0.96	$1.29	$2.35

Investment operations:
Net investment income (loss) (A) (B)	—	(C)	(0.01)	(0.01	)(D)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.03)		(0.21)	(0.20)		(0.06)	(0.32)	(1.04)

Total investment operations	(0.03)		(0.22)	(0.21)		(0.07)	(0.33)	(1.06)

Net asset value, end of period/year	$0.43		$0.46	$0.68		$0.89	$0.96	$1.29

Total return (E)	(6.52	)%(F)	(32.35)%	(23.60)%		(7.29)%	(25.58)%	(45.11)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,801		$13,674	$34,876		$33,848	$18,387	$18,501
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.33	%(H)	1.26%	1.20%		1.24%	1.32%	1.26%
Including waiver and/or reimbursement and recapture	1.23	%(H)(I)	1.23%	1.22	%(D)	1.23%	1.23%	1.23%
Net investment income (loss) to average net assets (B)	(0.35	)%(H)	(1.10)%	(1.17	)%(D)	(1.22)%	(1.22)%	(1.21)%
Portfolio turnover rate	—	%(F)	—%	—%		—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$648,056	$—	$—	$648,056
Total	$—	$—	$648,056	$—	$—	$648,056

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,365,548)	$—	$—	$(2,365,548)
Total	$—	$—	$(2,365,548)	$—	$—	$(2,365,548)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,094,515	$—	$—	$1,094,515
Total	$—	$—	$1,094,515	$—	$—	$1,094,515

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
—	(11,129)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2015	2016	2017	2018	Total
$ 1,123	$ 1,042	$ 7,531	$ 7,524	$ 17,220

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

7. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2018, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 14,491,203	$ 648,056	$ —	$ 648,056

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark for the past 1-, 3- and 5-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500) was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$985.90	$2.86	$1,021.90	$2.91	0.58%
Service Class	1,000.00	984.90	4.08	1,020.70	4.16	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	60.7%
U.S. Equity Funds	23.4
International Equity Funds	9.8
Securities Lending Collateral	6.2
International Fixed Income Fund	4.4
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(4.9)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
International Equity Funds - 9.8%
iShares Edge MSCI Min Vol EAFE ETF (A)	205,175	$ 14,596,150
Vanguard FTSE All-World ex-US ETF	376,712	19,528,750
Vanguard Total International Stock ETF (A)	120,452	6,516,453

		40,641,353

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF (A)	333,364	18,238,344

U.S. Equity Funds - 23.4%
iShares Core S&P 500 ETF	71,867	19,623,284
iShares Edge MSCI Min Vol USA ETF (A)	206,970	11,002,525
iShares Russell 1000 ETF	386,132	58,684,342
Vanguard Small-Cap Growth ETF (A)	21,810	3,834,198
Vanguard Small-Cap Value ETF (A)	28,196	3,828,735

		96,973,084

U.S. Fixed Income Funds - 60.7%
iShares Core U.S. Aggregate Bond ETF	550,105	58,487,164
iShares TIPS Bond ETF	36,708	4,143,232
SPDR Bloomberg Barclays Convertible Securities ETF (A)	247,367	13,115,398
Vanguard Total Bond Market ETF	2,215,138	175,416,779

		251,162,573

Total Exchange-Traded Funds (Cost $413,390,798)		407,015,354

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	25,890,666	$ 25,890,666

Total Securities Lending Collateral (Cost $25,890,666)		25,890,666

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $1,691,206 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $1,726,992.	$ 1,691,079	1,691,079

Total Repurchase Agreement (Cost $1,691,079)		1,691,079

Total Investments (Cost $440,972,543)		434,597,099
Net Other Assets (Liabilities) - (4.9)%		(20,434,148)

Net Assets - 100.0%		$ 414,162,951

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$407,015,354	$—	$—	$407,015,354
Securities Lending Collateral	25,890,666	—	—	25,890,666
Repurchase Agreement	—	1,691,079	—	1,691,079

Total Investments	$432,906,020	$1,691,079	$—	$434,597,099

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,357,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $439,281,464) (including securities loaned of $25,357,256)	$432,906,020
Repurchase agreement, at value (cost $1,691,079)	1,691,079
Receivables and other assets:
Investments sold	12,800,511
Interest	42
Dividends	181,885
Net income from securities lending	8,986
Prepaid expenses	1,437

Total assets	447,589,960

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	702,247
Investments purchased	6,510,165
Investment management fees	185,035
Distribution and service fees	82,601
Transfer agent costs	969
Trustees, CCO and deferred compensation fees	1,667
Audit and tax fees	11,933
Custody fees	1,557
Legal fees	5,597
Printing and shareholder reports fees	28,988
Other	5,584
Collateral for securities on loan	25,890,666

Total liabilities	33,427,009

Net assets	$414,162,951

Net assets consist of:
Capital stock ($0.01 par value)	$373,884
Additional paid-in capital	385,950,146
Undistributed (distributions in excess of) net investment income (loss)	9,342,522
Accumulated net realized gain (loss)	24,871,843
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(6,375,444)

Net assets	$414,162,951

Net assets by class:
Initial Class	$4,308,487
Service Class	409,854,464

Shares outstanding:
Initial Class	385,938
Service Class	37,002,423

Net asset value and offering price per share:
Initial Class	$11.16
Service Class	11.08

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,421,544
Interest income from unaffiliated investments	36,560
Net income (loss) from securities lending	63,469

Total investment income	4,521,573

Expenses:
Investment management fees	1,184,584
Distribution and service fees:
Service Class	529,535
Transfer agent costs	3,148
Trustees, CCO and deferred compensation fees	6,825
Audit and tax fees	11,311
Custody fees	8,626
Legal fees	13,541
Printing and shareholder reports fees	4,797
Other	6,184

Total expenses	1,768,551

Net investment income (loss)	2,753,022

Net realized gain (loss) on:
Unaffiliated investments	32,264,504

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(41,590,186)

Net realized and change in unrealized gain (loss)	(9,325,682)

Net increase (decrease) in net assets resulting from operations	$(6,572,660)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,753,022	$6,643,406
Net realized gain (loss)	32,264,504	3,607,863
Net change in unrealized appreciation (depreciation)	(41,590,186)	39,522,936

Net increase (decrease) in net assets resulting from operations	(6,572,660)	49,774,205

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(81,891)
Service Class	—	(7,676,564)

Total dividends and/or distributions from net investment income	—	(7,758,455)

Capital share transactions:
Proceeds from shares sold:
Initial Class	725,515	201,307
Service Class	4,213,978	9,447,275

	4,939,493	9,648,582

Dividends and/or distributions reinvested:
Initial Class	—	81,891
Service Class	—	7,676,564

	—	7,758,455

Cost of shares redeemed:
Initial Class	(576,788)	(661,396)
Service Class	(32,664,642)	(71,828,213)

	(33,241,430)	(72,489,609)

Net increase (decrease) in net assets resulting from capital share transactions	(28,301,937)	(55,082,572)

Net increase (decrease) in net assets	(34,874,597)	(13,066,822)

Net assets:
Beginning of period/year	449,037,548	462,104,370

End of period/year	$414,162,951	$449,037,548

Undistributed (distributions in excess of) net investment income (loss)	$9,342,522	$6,589,500

Capital share transactions - shares:
Shares issued:
Initial Class	64,935	18,460
Service Class	376,513	873,980

	441,448	892,440

Shares reinvested:
Initial Class	—	7,576
Service Class	—	714,099

	—	721,675

Shares redeemed:
Initial Class	(51,539)	(60,831)
Service Class	(2,928,293)	(6,702,560)

	(2,979,832)	(6,763,391)

Net increase (decrease) in shares outstanding:
Initial Class	13,396	(34,795)
Service Class	(2,551,780)	(5,114,481)

	(2,538,384)	(5,149,276)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.32		$10.32	$10.18		$10.85	$11.01	$10.51

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.19	0.19	(C)	0.16	0.15	0.17
Net realized and unrealized gain (loss)	(0.25)		1.03	0.11		(0.39)	0.29	0.59

Total investment operations	(0.16)		1.22	0.30		(0.23)	0.44	0.76

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.16)		(0.13)	(0.14)	(0.13)
Net realized gains	—		—	—		(0.31)	(0.46)	(0.13)

Total dividends and/or distributions to shareholders	—		(0.22)	(0.16)		(0.44)	(0.60)	(0.26)

Net asset value, end of period/year	$11.16		$11.32	$10.32		$10.18	$10.85	$11.01

Total return (D)	(1.41	)%(E)	11.92%	2.87%		(2.13)%	3.97%	7.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,309		$4,218	$4,204		$4,298	$5,747	$10,602
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.58%		0.59%	0.58%	0.60%
Including waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.57	%(C)	0.59%	0.58%	0.60%
Net investment income (loss) to average net assets (B)	1.55	%(G)	1.73%	1.87	%(C)	1.49%	1.33%	1.54%
Portfolio turnover rate (H)	77	%(E)	3%	143%		240%	158%	114%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.25		$10.25	$10.11		$10.78	$10.96	$10.48

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.16	0.17	(C)	0.13	0.13	0.14
Net realized and unrealized gain (loss)	(0.24)		1.03	0.10		(0.38)	0.27	0.59

Total investment operations	(0.17)		1.19	0.27		(0.25)	0.40	0.73

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.13)		(0.11)	(0.12)	(0.12)
Net realized gains	—		—	—		(0.31)	(0.46)	(0.13)

Total dividends and/or distributions to shareholders	—		(0.19)	(0.13)		(0.42)	(0.58)	(0.25)

Net asset value, end of period/year	$11.08		$11.25	$10.25		$10.11	$10.78	$10.96

Total return (D)	(1.51	)%(E)	11.70%	2.65%		(2.36)%	3.61%	7.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$409,854		$444,820	$457,900		$466,880	$444,972	$363,485
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.83%		0.84%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.82	%(C)	0.84%	0.83%	0.85%
Net investment income (loss) to average net assets (B)	1.28	%(G)	1.47%	1.61	%(C)	1.27%	1.18%	1.33%
Portfolio turnover rate (H)	77	%(E)	3%	143%		240%	158%	114%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation—Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$25,890,666	$—	$—	$—	$25,890,666
Total Borrowings	$25,890,666	$—	$—	$—	$25,890,666

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.61%	May 1, 2019
Service Class	0.86	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 327,255,246	$ 356,269,569

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 440,972,543	$ 896,982	$ (7,272,426)	$ 6,375,444

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$982.80	$2.80	$1,022.00	$2.86	0.57%
Service Class	1,000.00	981.80	4.03	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)

Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	41.0%
U.S. Fixed Income Funds	26.2
International Equity Funds	17.9
Repurchase Agreement	4.0
International Fixed Income Fund	3.9
Securities Lending Collateral	3.7
Net Other Assets (Liabilities)	3.3
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 89.0%
International Equity Funds - 17.9%
iShares Edge MSCI Min Vol EAFE ETF	178,672	$ 12,710,726
Vanguard FTSE All-World ex-US ETF	1,636,901	84,856,948
Vanguard Total International Stock ETF	519,774	28,119,773

		125,687,447

International Fixed Income Fund - 3.9%
Vanguard Total International Bond ETF	493,454	26,996,868

U.S. Equity Funds - 41.0%
iShares Core S&P 500 ETF	237,036	64,722,680
iShares Edge MSCI Min Vol USA ETF	94,159	5,005,492
iShares Russell 1000 ETF (A)	1,281,742	194,799,149
Vanguard Small-Cap Growth ETF (A)	63,675	11,194,065
Vanguard Small-Cap Value ETF	82,363	11,184,072

		286,905,458

U.S. Fixed Income Funds - 26.2%
iShares Core U.S. Aggregate Bond ETF	383,231	40,745,120
iShares TIPS Bond ETF	74,702	8,431,615
SPDR Bloomberg Barclays Convertible Securities ETF	223,644	11,857,605
Vanguard Total Bond Market ETF	1,546,107	122,436,213

		183,470,553

Total Exchange-Traded Funds (Cost $630,717,328)		623,060,326

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	26,075,723	$ 26,075,723

Total Securities Lending Collateral (Cost $26,075,723)		26,075,723

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $27,729,022 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $28,282,560.	$ 27,726,943	27,726,943

Total Repurchase Agreement (Cost $27,726,943)		27,726,943

Total Investments (Cost $684,519,994)		676,862,992
Net Other Assets (Liabilities) - 3.3%		23,247,162

Net Assets - 100.0%		$ 700,110,154

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$623,060,326	$—	$—	$623,060,326
Securities Lending Collateral	26,075,723	—	—	26,075,723
Repurchase Agreement	—	27,726,943	—	27,726,943

Total Investments	$649,136,049	$27,726,943	$—	$676,862,992

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,530,097. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Unaffiliated investments, at value (cost $656,793,051) (including securities loaned of $25,530,097)	$649,136,049
Repurchase agreement, at value (cost $27,726,943)	27,726,943
Receivables and other assets:
Investments sold	49,576,613
Interest	693
Dividends	407,158
Net income from securities lending	7,588
Prepaid expenses	2,566

Total assets	726,857,610

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	152,585
Investment management fees	311,115
Distribution and service fees	135,809
Transfer agent costs	1,445
Trustees, CCO and deferred compensation fees	2,681
Audit and tax fees	14,194
Custody fees	1,727
Legal fees	7,303
Printing and shareholder reports fees	36,195
Other	8,679
Collateral for securities on loan	26,075,723

Total liabilities	26,747,456

Net assets	$700,110,154

Net assets consist of:
Capital stock ($0.01 par value)	$589,133
Additional paid-in capital	651,128,779
Undistributed (distributions in excess of) net investment income (loss)	12,995,119
Accumulated net realized gain (loss)	43,054,125
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,657,002)

Net assets	$700,110,154

Net assets by class:
Initial Class	$29,785,249
Service Class	670,324,905

Shares outstanding:
Initial Class	2,485,018
Service Class	56,428,260

Net asset value and offering price per share:
Initial Class	$11.99
Service Class	11.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$6,307,562
Interest income from unaffiliated investments	217,589
Net income (loss) from securities lending	164,984

Total investment income	6,690,135

Expenses:
Investment management fees	1,981,863
Distribution and service fees:
Service Class	865,657
Transfer agent costs	5,234
Trustees, CCO and deferred compensation fees	11,408
Audit and tax fees	13,861
Custody fees	9,905
Legal fees	21,386
Printing and shareholder reports fees	16,832
Other	9,805

Total expenses	2,935,951

Net investment income (loss)	3,754,184

Net realized gain (loss) on:
Unaffiliated investments	109,650,029

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(126,546,817)

Net realized and change in unrealized gain (loss)	(16,896,788)

Net increase (decrease) in net assets resulting from operations	$(13,142,604)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$3,754,184	$9,291,255
Net realized gain (loss)	109,650,029	3,173,105
Net change in unrealized appreciation (depreciation)	(126,546,817)	117,622,750

Net increase (decrease) in net assets resulting from operations	(13,142,604)	130,087,110

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(458,014)
Service Class	—	(8,629,307)

Total dividends and/or distributions from net investment income	—	(9,087,321)

Capital share transactions:
Proceeds from shares sold:
Initial Class	467,814	1,506,537
Service Class	9,272,909	12,942,714

	9,740,723	14,449,251

Dividends and/or distributions reinvested:
Initial Class	—	458,014
Service Class	—	8,629,307

	—	9,087,321

Cost of shares redeemed:
Initial Class	(1,816,855)	(3,674,902)
Service Class	(39,371,983)	(73,166,543)

	(41,188,838)	(76,841,445)

Net increase (decrease) in net assets resulting from capital share transactions	(31,448,115)	(53,304,873)

Net increase (decrease) in net assets	(44,590,719)	67,694,916

Net assets:
Beginning of period/year	744,700,873	677,005,957

End of period/year	$700,110,154	$744,700,873

Undistributed (distributions in excess of) net investment income (loss)	$12,995,119	$9,240,935

Capital share transactions - shares:
Shares issued:
Initial Class	38,324	134,260
Service Class	751,784	1,144,741

	790,108	1,279,001

Shares reinvested:
Initial Class	—	41,114
Service Class	—	779,522

	—	820,636

Shares redeemed:
Initial Class	(148,632)	(328,587)
Service Class	(3,262,549)	(6,646,960)

	(3,411,181)	(6,975,547)

Net increase (decrease) in shares outstanding:
Initial Class	(110,308)	(153,213)
Service Class	(2,510,765)	(4,722,697)

	(2,621,073)	(4,875,910)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.19		$10.27	$10.17		$11.70	$11.90	$10.27

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.18	0.15	(C)	0.14	0.17	0.16
Net realized and unrealized gain (loss)	(0.28)		1.91	0.09		(0.87)	0.24	1.57

Total investment operations	(0.20)		2.09	0.24		(0.73)	0.41	1.73

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.14)		(0.14)	(0.10)	(0.10)
Net realized gains	—		—	—		(0.66)	(0.51)	—

Total dividends and/or distributions to shareholders	—		(0.17)	(0.14)		(0.80)	(0.61)	(0.10)

Net asset value, end of period/year	$11.99		$12.19	$10.27		$10.17	$11.70	$11.90

Total return (D)	(1.64	)%(E)	20.55%	2.32%		(6.38)%	3.42%	16.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,785		$31,642	$28,226		$30,709	$34,540	$35,102
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.57%		0.58%	0.57%	0.59%
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.56	%(C)	0.58%	0.57%	0.59%
Net investment income (loss) to average net assets (B)	1.28	%(G)	1.57%	1.51	%(C)	1.22%	1.39%	1.45%
Portfolio turnover rate (H)	154	%(E)	23%	212%		454%	344%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.10		$10.19	$10.10		$11.62	$11.83	$10.23

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.15	0.13	(C)	0.11	0.14	0.15
Net realized and unrealized gain (loss)	(0.28)		1.91	0.07		(0.86)	0.25	1.54

Total investment operations	(0.22)		2.06	0.20		(0.75)	0.39	1.69

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.11)		(0.11)	(0.09)	(0.09)
Net realized gains	—		—	—		(0.66)	(0.51)	—

Total dividends and/or distributions to shareholders	—		(0.15)	(0.11)		(0.77)	(0.60)	(0.09)

Net asset value, end of period/year	$11.88		$12.10	$10.19		$10.10	$11.62	$11.83

Total return (D)	(1.82	)%(E)	20.30%	1.97%		(6.53)%	3.23%	16.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$670,325		$713,059	$648,780		$710,709	$713,097	$486,961
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.82	%(G)	0.82%	0.82%		0.83%	0.82%	0.84%
Including waiver and/or reimbursement and recapture	0.82	%(G)	0.82%	0.81	%(C)	0.83%	0.82%	0.84%
Net investment income (loss) to average net assets (B)	1.03	%(G)	1.31%	1.26	%(C)	1.00%	1.21%	1.39%
Portfolio turnover rate (H)	154	%(E)	23%	212%		454%	344%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation—Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$26,075,723	$—	$—	$—	$26,075,723
Total Borrowings	$26,075,723	$—	$—	$—	$26,075,723

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.67%	May 1, 2019
Service Class	0.92	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,051,046,833	$ 1,148,630,669

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 684,519,994	$ 415,600	$ (8,072,602)	$ (7,657,002)

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short- term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions and purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$986.00	$2.76	$1,022.00	$2.81	0.56%
Service Class	1,000.00	984.30	3.99	1,020.80	4.06	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.4%
U.S. Equity Funds	30.4
International Equity Funds	13.5
Securities Lending Collateral	7.8
International Fixed Income Fund	4.6
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(2.8)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 93.9%
International Equity Funds - 13.5%
iShares Edge MSCI Min Vol EAFE ETF (A)	612,399	$ 43,566,065
Vanguard FTSE All-World ex-US ETF (A)	2,390,043	123,899,829
Vanguard Total International Stock ETF (A)	755,806	40,889,105

		208,354,999

International Fixed Income Fund - 4.6%
Vanguard Total International Bond ETF (A)	1,284,678	70,284,733

U.S. Equity Funds - 30.4%
iShares Core S&P 500 ETF	374,510	102,259,956
iShares Edge MSCI Min Vol USA ETF (A)	459,179	24,409,956
iShares Russell 1000 ETF	2,018,926	306,836,373
Vanguard Small-Cap Growth ETF (A)	104,219	18,321,700
Vanguard Small-Cap Value ETF (A)	134,731	18,295,122

		470,123,107

U.S. Fixed Income Funds - 45.4%
iShares Core U.S. Aggregate Bond ETF	1,512,755	160,836,112
iShares TIPS Bond ETF	171,058	19,307,316
SPDR Bloomberg Barclays Convertible Securities ETF	726,797	38,534,777
Vanguard Total Bond Market ETF	6,104,240	483,394,766

		702,072,971

Total Exchange-Traded Funds (Cost $1,464,309,005)		1,450,835,810

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	119,648,919	$ 119,648,919

Total Securities Lending Collateral (Cost $119,648,919)		119,648,919

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.90% (B), dated 06/29/2018, to be repurchased at $17,325,602 on 07/02/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $17,671,096.	$ 17,324,303	17,324,303

Total Repurchase Agreement (Cost $17,324,303)		17,324,303

Total Investments (Cost $1,601,282,227)		1,587,809,032
Net Other Assets (Liabilities) - (2.8)%		(43,054,153)

Net Assets - 100.0%		$ 1,544,754,879

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,450,835,810	$—	$—	$1,450,835,810
Securities Lending Collateral	119,648,919	—	—	119,648,919
Repurchase Agreement	—	17,324,303	—	17,324,303

Total Investments	$1,570,484,729	$17,324,303	$—	$1,587,809,032

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $117,081,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2018.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018 (unaudited)

Assets:
Unaffiliated investments, at value (cost $1,583,957,924) (including securities loaned of $117,081,634)	$1,570,484,729
Repurchase agreement, at value (cost $17,324,303)	17,324,303
Receivables and other assets:
Shares of beneficial interest sold	2,633
Investments sold	77,383,740
Interest	433
Dividends	747,164
Net income from securities lending	41,019
Prepaid expenses	5,363

Total assets	1,665,989,384

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	495,194
Investment management fees	665,351
Distribution and service fees	309,674
Transfer agent costs	3,225
Trustees, CCO and deferred compensation fees	5,744
Audit and tax fees	21,980
Custody fees	2,575
Legal fees	17,410
Printing and shareholder reports fees	44,998
Other	19,435
Collateral for securities on loan	119,648,919

Total liabilities	121,234,505

Net assets	$1,544,754,879

Net assets consist of:
Capital stock ($0.01 par value)	$1,298,901
Additional paid-in capital	1,443,701,697
Undistributed (distributions in excess of) net investment income (loss)	31,785,136
Accumulated net realized gain (loss)	81,442,340
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(13,473,195)

Net assets	$1,544,754,879

Net assets by class:
Initial Class	$2,557,117
Service Class	1,542,197,762

Shares outstanding:
Initial Class	212,926
Service Class	129,677,177

Net asset value and offering price per share:
Initial Class	$12.01
Service Class	11.89

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (unaudited)

Investment Income:
Dividend income from unaffiliated investments	$15,343,315
Interest income from unaffiliated investments	238,516
Net income (loss) from securities lending	290,407

Total investment income	15,872,238

Expenses:
Investment management fees	4,192,786
Distribution and service fees:
Service Class	1,953,030
Transfer agent costs	11,322
Trustees, CCO and deferred compensation fees	24,680
Audit and tax fees	21,125
Custody fees	14,825
Legal fees	47,283
Printing and shareholder reports fees	21,917
Other	21,581

Total expenses	6,308,549

Net investment income (loss)	9,563,689

Net realized gain (loss) on:
Unaffiliated investments	166,267,869

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(200,318,306)

Net realized and change in unrealized gain (loss)	(34,050,437)

Net increase (decrease) in net assets resulting from operations	$(24,486,748)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$9,563,689	$22,279,000
Net realized gain (loss)	166,267,869	9,275,849
Net change in unrealized appreciation (depreciation)	(200,318,306)	193,265,040

Net increase (decrease) in net assets resulting from operations	(24,486,748)	224,819,889

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(43,989)
Service Class	—	(24,131,081)

Total dividends and/or distributions from net investment income	—	(24,175,070)

Capital share transactions:
Proceeds from shares sold:
Initial Class	157,483	210,343
Service Class	12,670,071	23,100,526

	12,827,554	23,310,869

Dividends and/or distributions reinvested:
Initial Class	—	43,989
Service Class	—	24,131,081

	—	24,175,070

Cost of shares redeemed:
Initial Class	(148,483)	(658,796)
Service Class	(59,752,902)	(175,040,974)

	(59,901,385)	(175,699,770)

Net increase (decrease) in net assets resulting from capital share transactions	(47,073,831)	(128,213,831)

Net increase (decrease) in net assets	(71,560,579)	72,430,988

Net assets:
Beginning of period/year	1,616,315,458	1,543,884,470

End of period/year	$1,544,754,879	$1,616,315,458

Undistributed (distributions in excess of) net investment income (loss)	$31,785,136	$22,221,447

Capital share transactions - shares:
Shares issued:
Initial Class	13,063	18,257
Service Class	1,057,644	2,014,057

	1,070,707	2,032,314

Shares reinvested:
Initial Class	—	3,859
Service Class	—	2,131,721

	—	2,135,580

Shares redeemed:
Initial Class	(12,036)	(57,706)
Service Class	(4,956,876)	(15,552,381)

	(4,968,912)	(15,610,087)

Net increase (decrease) in shares outstanding:
Initial Class	1,027	(35,590)
Service Class	(3,899,232)	(11,406,603)

	(3,898,205)	(11,442,193)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.18		$10.72	$10.62		$11.68	$11.59	$10.52

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.19	0.19	(C)	0.16	0.17	0.18
Net realized and unrealized gain (loss)	(0.26)		1.48	0.07		(0.63)	0.28	1.01

Total investment operations	(0.17)		1.67	0.26		(0.47)	0.45	1.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.16)		(0.13)	(0.09)	(0.06)
Net realized gains	—		—	—		(0.46)	(0.27)	(0.06)

Total dividends and/or distributions to shareholders	—		(0.21)	(0.16)		(0.59)	(0.36)	(0.12)

Net asset value, end of period/year	$12.01		$12.18	$10.72		$10.62	$11.68	$11.59

Total return (D)	(1.40	)%(E)	15.71%	2.43%		(4.05)%	3.88%	11.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,557		$2,582	$2,653		$2,788	$3,150	$2,979
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.56	%(G)	0.56%	0.55%		0.57%	0.57%	0.58%
Including waiver and/or reimbursement and recapture	0.56	%(G)	0.56%	0.55	%(C)	0.57%	0.57%	0.58%
Net investment income (loss) to average net assets (B)	1.49	%(G)	1.65%	1.75	%(C)	1.38%	1.41%	1.59%
Portfolio turnover rate (H)	113	%(E)	18%	165%		330%	210%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.08		$10.63	$10.53		$11.59	$11.52	$10.48

Investment operations:
Net investment income (loss) (A) (B)	0.07		0.16	0.16	(C)	0.13	0.15	0.16
Net realized and unrealized gain (loss)	(0.26)		1.47	0.07		(0.62)	0.26	1.00

Total investment operations	(0.19)		1.63	0.23		(0.49)	0.41	1.16

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.13)		(0.11)	(0.07)	(0.06)
Net realized gains	—		—	—		(0.46)	(0.27)	(0.06)

Total dividends and/or distributions to shareholders	—		(0.18)	(0.13)		(0.57)	(0.34)	(0.12)

Net asset value, end of period/year	$11.89		$12.08	$10.63		$10.53	$11.59	$11.52

Total return (D)	(1.57	)%(E)	15.44%	2.18%		(4.28)%	3.62%	11.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,542,198		$1,613,733	$1,541,231		$1,637,702	$1,690,334	$991,431
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.81	%(G)	0.81%	0.80%		0.82%	0.82%	0.83%
Including waiver and/or reimbursement and recapture	0.81	%(G)	0.81%	0.80	%(C)	0.82%	0.82%	0.83%
Net investment income (loss) to average net assets (B)	1.22	%(G)	1.42%	1.50	%(C)	1.15%	1.26%	1.47%
Portfolio turnover rate (H)	113	%(E)	18%	165%		330%	210%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation—Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$119,648,919	$—	$—	$—	$119,648,919
Total Borrowings	$119,648,919	$—	$—	$—	$119,648,919

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.68%	May 1, 2019
Service Class	0.93	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,718,110,016	$ 1,841,319,428

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,601,282,227	$ 1,655,715	$ (15,128,910)	$ (13,473,195)

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,021.90	$4.16	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,021.00	5.41	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Securities Lending Collateral	2.7
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (A)	64,000	$ 1,887,360
Cubic Corp.	18,500	1,187,700
Curtiss-Wright Corp.	11,000	1,309,220
Elbit Systems, Ltd.	500	59,370

		4,443,650

Airlines - 1.8%
Alaska Air Group, Inc.	102,500	6,189,975
United Continental Holdings, Inc. (A)	63,200	4,406,936

		10,596,911

Auto Components - 0.9%
Dana, Inc.	34,200	690,498
Gentex Corp.	29,700	683,694
Stoneridge, Inc. (A)	63,000	2,213,820
Visteon Corp. (A)	13,450	1,738,278

		5,326,290

Banks - 6.7%
Bank of Princeton (A)	25,100	834,575
Berkshire Hills Bancorp, Inc.	79,112	3,211,947
CIT Group, Inc.	123,000	6,200,430
Evans Bancorp, Inc.	8,400	387,240
First Citizens BancShares, Inc., Class A	12,257	4,943,248
First Community Bancshares, Inc.	87,254	2,779,913
First Republic Bank	10,500	1,016,295
Hanmi Financial Corp.	50,100	1,420,335
Hope Bancorp, Inc.	84,772	1,511,485
Lakeland Bancorp, Inc.	148,000	2,937,800
Sandy Spring Bancorp, Inc.	74,100	3,038,841
Sterling Bancorp	116,000	2,726,000
Umpqua Holdings Corp.	102,000	2,304,180
Union Bankshares Corp.	33,100	1,286,928
United Community Banks, Inc.	64,500	1,978,215
Washington Trust Bancorp, Inc.	23,503	1,365,524
Webster Financial Corp.	17,200	1,095,640

		39,038,596

Beverages - 1.1%
Molson Coors Brewing Co., Class B	93,100	6,334,524

Biotechnology - 0.6%
United Therapeutics Corp. (A)	32,200	3,643,430

Building Products - 1.5%
American Woodmark Corp. (A)	8,500	778,175
Continental Building Products, Inc. (A)	119,500	3,770,225
Gibraltar Industries, Inc. (A)	18,800	705,000
Insteel Industries, Inc.	15,500	517,700
JELD-WEN Holding, Inc. (A)	51,200	1,463,808
Masonite International Corp. (A)	10,700	768,795
PGT Innovations, Inc. (A)	46,500	969,525

		8,973,228

Capital Markets - 1.2%
E*TRADE Financial Corp. (A)	25,500	1,559,580
Legg Mason, Inc.	44,600	1,548,958
Piper Jaffray Cos.	26,000	1,998,100
Stifel Financial Corp.	32,200	1,682,450
Waddell & Reed Financial, Inc., Class A	25,000	449,250

		7,238,338

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.0%
Chase Corp.	5,700	$ 668,325
Methanex Corp.	20,500	1,449,350
PPG Industries, Inc.	59,200	6,140,816
Trinseo SA	27,500	1,951,125
Venator Materials PLC (A)	88,000	1,439,680

		11,649,296

Commercial Services & Supplies - 1.3%
HNI Corp.	18,000	669,600
Knoll, Inc.	40,000	832,400
Stericycle, Inc. (A)	67,700	4,420,133
Tetra Tech, Inc.	31,500	1,842,750

		7,764,883

Communications Equipment - 1.7%
ARRIS International PLC (A)	217,936	5,327,445
KVH Industries, Inc. (A)	218,382	2,926,319
NETGEAR, Inc. (A)	31,000	1,937,500

		10,191,264

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	47,000	2,152,600
EMCOR Group, Inc.	32,000	2,437,760
Granite Construction, Inc.	29,600	1,647,536
KBR, Inc.	113,500	2,033,920

		8,271,816

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	30,450	1,598,625

Consumer Finance - 0.5%
Ally Financial, Inc.	101,900	2,676,913

Containers & Packaging - 1.1%
Ball Corp.	172,100	6,118,155

Distributors - 0.6%
LKQ Corp. (A)	108,800	3,470,720

Diversified Consumer Services - 0.5%
H&R Block, Inc.	115,600	2,633,368

Diversified Financial Services - 0.6%
Voya Financial, Inc.	71,586	3,364,542

Electric Utilities - 5.0%
Alliant Energy Corp.	161,800	6,847,376
FirstEnergy Corp.	212,600	7,634,466
PG&E Corp.	102,200	4,349,632
PPL Corp.	359,000	10,249,450

		29,080,924

Electrical Equipment - 0.6%
LSI Industries, Inc.	116,000	619,440
Regal Beloit Corp.	30,500	2,494,900
Revolution Lighting Technologies, Inc. (A) (B)	85,600	344,968

		3,459,308

Electronic Equipment, Instruments & Components - 3.0%
Avnet, Inc.	109,429	4,693,410
Belden, Inc. (B)	19,750	1,207,120
Benchmark Electronics, Inc.	29,500	859,925
Control4 Corp. (A)	102,000	2,479,620
Daktronics, Inc.	36,000	306,360
Electro Scientific Industries, Inc. (A) (B)	30,800	485,716
Methode Electronics, Inc.	32,500	1,309,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Orbotech, Ltd. (A)	71,263	$ 4,404,053
Vishay Intertechnology, Inc.	85,400	1,981,280

		17,727,234

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	20,700	1,319,832

Equity Real Estate Investment Trusts - 7.6%
Brandywine Realty Trust	103,000	1,738,640
Colony Capital, Inc. (B)	940,300	5,867,472
Community Healthcare Trust, Inc.	87,500	2,613,625
DiamondRock Hospitality Co.	210,000	2,578,800
Iron Mountain, Inc.	104,200	3,648,042
JBG Smith Properties	157,400	5,740,378
Lexington Realty Trust	221,000	1,929,330
National Retail Properties, Inc.	14,200	624,232
Outfront Media, Inc.	50,000	972,500
Physicians Realty Trust	112,300	1,790,062
Piedmont Office Realty Trust, Inc., Class A	44,500	886,885
Sabra Health Care REIT, Inc.	84,200	1,829,666
Summit Hotel Properties, Inc.	185,500	2,654,505
Uniti Group, Inc. (B)	175,204	3,509,336
VEREIT, Inc.	1,048,600	7,801,584

		44,185,057

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	80,270	8,434,772
US Foods Holding Corp. (A)	163,200	6,172,224

		14,606,996

Food Products - 2.3%
J.M. Smucker, Co.	54,200	5,825,416
Kellogg Co.	79,300	5,540,691
Post Holdings, Inc. (A)	21,400	1,840,828

		13,206,935

Health Care Equipment & Supplies - 2.7%
DENTSPLY SIRONA, Inc.	157,700	6,902,529
Meridian Bioscience, Inc.	123,500	1,963,650
Zimmer Biomet Holdings, Inc.	63,100	7,031,864

		15,898,043

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	52,100	4,442,567
AMN Healthcare Services, Inc. (A)	22,500	1,318,500
Cardinal Health, Inc.	143,192	6,992,065
Cross Country Healthcare, Inc. (A)	57,200	643,500
Encompass Health Corp.	35,200	2,383,744
Laboratory Corp. of America Holdings (A)	24,300	4,362,579
MEDNAX, Inc. (A)	97,000	4,198,160

		24,341,115

Health Care Technology - 0.2%
Omnicell, Inc. (A)	20,900	1,096,205

Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Corp. (A)	493,500	5,280,450
Churchill Downs, Inc.	7,000	2,075,500

		7,355,950

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	17,200	1,693,340
La-Z-Boy, Inc.	36,700	1,123,020

		2,816,360

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.4%
Spectrum Brands Holdings, Inc. (B)	26,450	$ 2,158,849

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	384,000	5,149,440

Insurance - 8.6%
Alleghany Corp.	13,700	7,877,089
Allstate Corp.	29,100	2,655,957
Arch Capital Group, Ltd. (A)	166,000	4,392,360
Aspen Insurance Holdings, Ltd.	29,500	1,200,650
FNF Group	119,700	4,503,114
Loews Corp.	142,000	6,855,760
Markel Corp. (A)	4,000	4,337,400
Progressive Corp.	88,300	5,222,945
Selective Insurance Group, Inc.	63,683	3,502,565
United Fire Group, Inc.	65,639	3,577,982
Willis Towers Watson PLC	40,300	6,109,480

		50,235,302

Internet & Direct Marketing Retail - 0.8%
Liberty Expedia Holdings, Inc., Class A (A)	98,100	4,310,514
Nutrisystem, Inc.	11,750	452,375

		4,762,889

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	11,500	1,753,635

IT Services - 1.9%
Leidos Holdings, Inc.	132,300	7,805,700
MAXIMUS, Inc.	55,600	3,453,316

		11,259,016

Machinery - 2.7%
Altra Industrial Motion Corp.	35,500	1,530,050
Columbus McKinnon Corp.	46,963	2,036,316
Douglas Dynamics, Inc.	41,000	1,968,000
Gencor Industries, Inc. (A)	86,000	1,388,900
Mueller Industries, Inc.	61,500	1,814,865
Oshkosh Corp.	17,700	1,244,664
Terex Corp.	10,000	421,900
Trinity Industries, Inc.	106,300	3,641,838
Watts Water Technologies, Inc., Class A	23,500	1,842,400

		15,888,933

Media - 5.7%
AMC Networks, Inc., Class A (A)	51,793	3,221,525
Discovery, Inc., Class C (A)	227,944	5,812,572
DISH Network Corp., Class A (A)	227,400	7,642,914
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	54,044	2,451,436
Lions Gate Entertainment Corp., Class B	57,879	1,357,841
MSG Networks, Inc., Class A (A)	136,500	3,269,175
News Corp., Class A	276,900	4,291,950
Viacom, Inc., Class B	173,000	5,217,680

		33,265,093

Metals & Mining - 0.8%
Commercial Metals Co.	85,000	1,794,350
Kaiser Aluminum Corp.	17,100	1,780,281
Schnitzer Steel Industries, Inc., Class A	19,400	653,780
TimkenSteel Corp. (A)	37,000	604,950

		4,833,361

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	668,789	$ 6,881,839

Multi-Utilities - 1.3%
NorthWestern Corp.	50,800	2,908,300
WEC Energy Group, Inc.	72,100	4,661,265

		7,569,565

Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (A)	286,400	6,114,640
Callon Petroleum Co. (A)	137,000	1,471,380
Delek US Holdings, Inc.	18,644	935,369
Energen Corp. (A)	29,500	2,148,190
Gulfport Energy Corp. (A)	116,400	1,463,148
Range Resources Corp.	202,600	3,389,498
REX American Resources Corp. (A)	19,700	1,595,109
Williams Cos., Inc.	198,200	5,373,202

		22,490,536

Paper & Forest Products - 0.5%
Domtar Corp.	38,900	1,857,086
P.H. Glatfelter Co.	41,500	812,985

		2,670,071

Pharmaceuticals - 0.2%
Nektar Therapeutics (A)	22,150	1,081,584

Professional Services - 1.2%
ASGN, Inc. (A)	25,500	1,993,845
FTI Consulting, Inc. (A)	13,300	804,384
Heidrick & Struggles International, Inc.	61,500	2,152,500
ICF International, Inc.	30,500	2,167,025

		7,117,754

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	134,100	1,908,243

Road & Rail - 0.2%
AMERCO	3,900	1,388,985

Semiconductors & Semiconductor Equipment - 2.8%
AXT, Inc. (A)	131,000	923,550
Brooks Automation, Inc.	35,000	1,141,700
Cohu, Inc.	112,700	2,762,277
Entegris, Inc.	55,000	1,864,500
MKS Instruments, Inc.	20,000	1,914,000
Qorvo, Inc. (A)	22,200	1,779,774
Silicon Motion Technology Corp., ADR (B)	48,800	2,581,032
Universal Display Corp. (B)	22,200	1,909,200
Xcerra Corp. (A)	93,500	1,306,195

		16,182,228

Software - 1.0%
Dell Technologies, Inc., Class V (A)	29,600	2,503,568
Open Text Corp.	49,000	1,724,310
TiVo Corp.	99,117	1,333,124

		5,561,002

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A	82,300	2,014,704
Advance Auto Parts, Inc.	19,600	2,659,720
American Eagle Outfitters, Inc.	143,000	3,324,750
Foot Locker, Inc.	80,200	4,222,530
Urban Outfitters, Inc. (A)	35,900	1,599,345

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. (B)	34,500	$ 2,117,610

		15,938,659

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (A)	146,000	4,377,080

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (A)	17,800	2,009,442
Michael Kors Holdings, Ltd. (A)	48,000	3,196,800
Steven Madden, Ltd.	36,000	1,911,600

		7,117,842

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	88,500	1,725,750
Oritani Financial Corp.	30,000	486,000
Provident Financial Services, Inc.	70,000	1,927,100
TrustCo Bank Corp.	112,500	1,001,250
United Financial Bancorp, Inc.	169,881	2,976,315
Washington Federal, Inc.	91,500	2,992,050

		11,108,465

Trading Companies & Distributors - 1.2%
AerCap Holdings NV (A)	129,600	7,017,840

Total Common Stocks (Cost $486,699,297)		566,146,719

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	15,342,720	15,342,720

Total Securities Lending Collateral (Cost $15,342,720)		15,342,720

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $1,434,383 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $1,467,715.	$ 1,434,275	1,434,275

Total Repurchase Agreement (Cost $1,434,275)		1,434,275

Total Investments (Cost $503,476,292)		582,923,714
Net Other Assets (Liabilities) - (0.1)%		(571,836)

Net Assets - 100.0%		$ 582,351,878

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$566,146,719	$—	$—	$566,146,719
Securities Lending Collateral	15,342,720	—	—	15,342,720
Repurchase Agreement	—	1,434,275	—	1,434,275

Total Investments	$581,489,439	$1,434,275	$—	$582,923,714

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,956,864. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $502,042,017) (including securities loaned of $14,956,864)	$581,489,439
Repurchase agreement, at value (cost $1,434,275)	1,434,275
Cash	12,860,553
Receivables and other assets:
Shares of beneficial interest sold	49,985
Investments sold	3,594,292
Interest	36
Dividends	1,167,186
Tax reclaims	496
Net income from securities lending	4,715
Prepaid expenses	1,951

Total assets	600,602,928

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	381,445
Investments purchased	2,014,696
Investment management fees	366,569
Distribution and service fees	40,306
Transfer agent costs	1,213
Trustees, CCO and deferred compensation fees	2,204
Audit and tax fees	13,106
Custody fees	6,277
Legal fees	6,632
Printing and shareholder reports fees	69,516
Other	6,366
Collateral for securities on loan	15,342,720

Total liabilities	18,251,050

Net assets	$582,351,878

Net assets consist of:
Capital stock ($0.01 par value)	$267,367
Additional paid-in capital	425,450,646
Undistributed (distributions in excess of) net investment income (loss)	7,856,632
Accumulated net realized gain (loss)	69,329,918
Net unrealized appreciation (depreciation) on:
Investments	79,447,422
Translation of assets and liabilities denominated in foreign currencies	(107)

Net assets	$582,351,878

Net assets by class:
Initial Class	$381,618,417
Service Class	200,733,461

Shares outstanding:
Initial Class	17,360,089
Service Class	9,376,634

Net asset value and offering price per share:
Initial Class	$21.98
Service Class	21.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$5,957,538
Interest income	10,407
Net income (loss) from securities lending	33,749
Withholding taxes on foreign income	(13,720)

Total investment income	5,987,974

Expenses:
Investment management fees	2,272,105
Distribution and service fees:
Service Class	249,530
Transfer agent costs	4,181
Trustees, CCO and deferred compensation fees	9,162
Audit and tax fees	13,106
Custody fees	37,506
Legal fees	17,544
Printing and shareholder reports fees	33,261
Other	7,243

Total expenses	2,643,638

Net investment income (loss)	3,344,336

Net realized gain (loss) on:
Investments	20,937,523

Net change in unrealized appreciation (depreciation) on:
Investments	(11,539,529)
Translation of assets and liabilities denominated in foreign currencies	(14)

Net change in unrealized appreciation (depreciation)	(11,539,543)

Net realized and change in unrealized gain (loss)	9,397,980

Net increase (decrease) in net assets resulting from operations	$12,742,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$3,344,336	$2,645,402
Net realized gain (loss)	20,937,523	52,171,749
Net change in unrealized appreciation (depreciation)	(11,539,543)	28,656,120

Net increase (decrease) in net assets resulting from operations	12,742,316	83,473,271

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(4,300,729)
Service Class	—	(1,889,972)

Total dividends and/or distributions from net investment income	—	(6,190,701)

Net realized gains:
Initial Class	—	(33,493,197)
Service Class	—	(17,836,614)

Total dividends and/or distributions from net realized gains	—	(51,329,811)

Total dividends and/or distributions to shareholders	—	(57,520,512)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,916,090	15,699,367
Service Class	4,658,086	19,873,607

	13,574,176	35,572,974

Dividends and/or distributions reinvested:
Initial Class	—	37,793,926
Service Class	—	19,726,586

	—	57,520,512

Cost of shares redeemed:
Initial Class	(31,662,416)	(53,152,447)
Service Class	(14,762,615)	(29,379,673)

	(46,425,031)	(82,532,120)

Net increase (decrease) in net assets resulting from capital share transactions	(32,850,855)	10,561,366

Net increase (decrease) in net assets	(20,108,539)	36,514,125

Net assets:
Beginning of period/year	602,460,417	565,946,292

End of period/year	$582,351,878	$602,460,417

Undistributed (distributions in excess of) net investment income (loss)	$7,856,632	$4,512,296

Capital share transactions - shares:
Shares issued:
Initial Class	419,528	748,415
Service Class	223,661	953,237

	643,189	1,701,652

Shares reinvested:
Initial Class	—	1,951,158
Service Class	—	1,043,735
	—	2,994,893
Shares redeemed:
Initial Class	(1,460,229)	(2,488,819)
Service Class	(702,125)	(1,416,014)

	(2,162,354)	(3,904,833)

Net increase (decrease) in shares outstanding:
Initial Class	(1,040,701)	210,754
Service Class	(478,464)	580,958

	(1,519,165)	791,712

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$21.51		$20.76	$19.16		$22.68	$23.67	$17.47

Investment operations:
Net investment income (loss) (A)	0.13		0.12	0.24	(B)	0.15	0.19	0.20
Net realized and unrealized gain (loss)	0.34		2.86	3.57		(0.77)	1.04	6.13

Total investment operations	0.47		2.98	3.81		(0.62)	1.23	6.33

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.16)		(0.23)	(0.19)	(0.09)
Net realized gains	—		(1.98)	(2.05)		(2.67)	(2.03)	(0.04)

Total dividends and/or distributions to shareholders	—		(2.23)	(2.21)		(2.90)	(2.22)	(0.13)

Net asset value, end of period/year	$21.98		$21.51	$20.76		$19.16	$22.68	$23.67

Total return (C)	2.19	%(D)	15.55%	21.13%		(2.51)%	5.23%	36.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,618		$395,777	$377,647		$436,364	$686,546	$739,394
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(E)	0.83%	0.87%		0.85%	0.85%	0.86%
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.83%	0.86	%(B)	0.85%	0.85%	0.86%
Net investment income (loss) to average net assets	1.24	%(E)	0.54%	1.27	%(B)	0.67%	0.82%	0.96%
Portfolio turnover rate	32	%(D)	54%	128%		64%	95%	106%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$20.97		$20.30	$18.78		$22.28	$23.31	$17.22

Investment operations:
Net investment income (loss) (A)	0.10		0.06	0.21	(B)	0.09	0.13	0.15
Net realized and unrealized gain (loss)	0.34		2.80	3.47		(0.74)	1.02	6.04

Total investment operations	0.44		2.86	3.68		(0.65)	1.15	6.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.11)		(0.18)	(0.15)	(0.06)
Net realized gains	—		(1.98)	(2.05)		(2.67)	(2.03)	(0.04)

Total dividends and/or distributions to shareholders	—		(2.19)	(2.16)		(2.85)	(2.18)	(0.10)

Net asset value, end of period/year	$21.41		$20.97	$20.30		$18.78	$22.28	$23.31

Total return (C)	2.10	%(D)	15.26%	20.80%		(2.73)%	4.93%	36.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$200,734		$206,683	$188,299		$160,561	$175,537	$167,607
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(E)	1.08%	1.12%		1.10%	1.10%	1.11%
Including waiver and/or reimbursement and recapture	1.08	%(E)	1.08%	1.10	%(B)	1.10%	1.10%	1.11%
Net investment income (loss) to average net assets	0.99	%(E)	0.29%	1.13	%(B)	0.43%	0.58%	0.71%
Portfolio turnover rate	32	%(D)	54%	128%		64%	95%	106%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $25,746.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,342,720	$—	$—	$—	$15,342,720
Total Borrowings	$15,342,720	$—	$—	$—	$15,342,720

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $350 Million	0.790%
Over $350 Million up to $500 Million	0.780
Over $500 Million up to $750 Million	0.765
Over $750 Million up to $1 Billion	0.755
Over $1 Billion up to $1.5 Billion	0.735
Over $1.5 Billion up to $2 Billion	0.730
Over $2 Billion	0.725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2019
Service Class	1.14	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 182,842,730	$ —	$ 207,155,820	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 503,476,292	$ 96,464,350	$ (17,016,928)	$ 79,447,422

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TS&W”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that Systematic had previously served as the Portfolio’s sole sub-adviser, beginning on March 22, 2011, pursuant to different investment strategies. The Board also noted that TS&W had commenced subadvising the Portfolio’s mid-cap sleeve and Systematic had continued subadvising the Portfolio’s small-cap sleeve pursuant to the Portfolio’s current investment strategies on December 4, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Management Agreement and Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 1,076.30	$ 4.17	$ 1,020.80	$ 4.06	0.81%
Service Class	1,000.00	1,075.20	5.45	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	3.6
Repurchase Agreement	1.4
Contingent Value Right	0.0 *
Net Other Assets (Liabilities)	(3.9)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.2%
Aerojet Rocketdyne Holdings, Inc. (A)	131,300	$ 3,872,037
BWX Technologies, Inc.	79,300	4,941,976
Curtiss-Wright Corp.	40,900	4,867,918
HEICO Corp., Class A	126,665	7,720,232
Hexcel Corp.	65,200	4,327,976
Moog, Inc., Class A	54,000	4,209,840
Teledyne Technologies, Inc. (A)	41,400	8,241,084

		38,181,063

Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (A)	55,900	5,600,062

Airlines - 0.1%
Hawaiian Holdings, Inc.	26,600	956,270

Auto Components - 1.1%
Cooper-Standard Holdings, Inc. (A)	23,000	3,005,410
LCI Industries	26,400	2,379,960
Tenneco, Inc.	23,300	1,024,268
Visteon Corp. (A)	28,000	3,618,720

		10,028,358

Banks - 2.3%
Ameris Bancorp	67,600	3,606,460
Carolina Financial Corp.	49,185	2,111,020
CenterState Bank Corp.	128,300	3,825,906
First BanCorp	84,400	3,452,804
Hilltop Holdings, Inc.	64,100	1,414,687
Signature Bank (A)	16,600	2,122,808
SVB Financial Group (A)	13,600	3,927,136

		20,460,821

Beverages - 0.5%
Boston Beer Co., Inc., Class A (A)	11,300	3,386,610
Coca-Cola Bottling Co. Consolidated	11,200	1,513,456

		4,900,066

Biotechnology - 8.5%
Abeona Therapeutics, Inc. (A) (B)	22,850	365,600
ACADIA Pharmaceuticals, Inc. (A)	41,100	627,597
Acceleron Pharma, Inc. (A)	23,700	1,149,924
Acorda Therapeutics, Inc. (A)	27,000	774,900
Agios Pharmaceuticals, Inc. (A) (B)	39,661	3,340,646
Aimmune Therapeutics, Inc. (A)	33,183	892,291
Alkermes PLC (A)	27,300	1,123,668
Alnylam Pharmaceuticals, Inc. (A)	5,400	531,846
AMAG Pharmaceuticals, Inc. (A)	40,700	793,650
Amicus Therapeutics, Inc. (A) (B)	118,400	1,849,408
Array BioPharma, Inc. (A)	134,600	2,258,588
Bluebird Bio, Inc. (A)	21,600	3,390,120
Blueprint Medicines Corp. (A)	32,125	2,039,295
Clovis Oncology, Inc. (A)	26,600	1,209,502
CRISPR Therapeutics AG (A)	17,300	1,016,548
Emergent BioSolutions, Inc. (A)	51,900	2,620,431
Enanta Pharmaceuticals, Inc. (A)	2,887	334,603
Exact Sciences Corp. (A)	105,500	6,307,845
Exelixis, Inc. (A)	48,600	1,045,872
FibroGen, Inc. (A)	46,300	2,898,380
Global Blood Therapeutics, Inc. (A) (B)	26,099	1,179,675
GlycoMimetics, Inc. (A) (B)	36,800	593,584
Immunomedics, Inc. (A)	44,232	1,046,971
Incyte Corp. (A)	14,300	958,100

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	84,200	$ 1,991,330
Ionis Pharmaceuticals, Inc. (A) (B)	20,600	858,402
Ironwood Pharmaceuticals, Inc. (A)	77,400	1,479,888
Ligand Pharmaceuticals, Inc. (A)	24,700	5,117,099
Loxo Oncology, Inc. (A)	16,600	2,879,768
Madrigal Pharmaceuticals, Inc. (A)	2,400	671,256
Neurocrine Biosciences, Inc. (A)	43,886	4,311,361
Radius Health, Inc. (A) (B)	15,500	456,785
Repligen Corp. (A)	40,200	1,891,008
Sage Therapeutics, Inc. (A)	30,400	4,758,512
Sarepta Therapeutics, Inc. (A) (B)	45,400	6,000,972
Seattle Genetics, Inc. (A)	22,900	1,520,331
Spark Therapeutics, Inc. (A) (B)	27,800	2,300,728
TESARO, Inc. (A) (B)	21,300	947,211
Ultragenyx Pharmaceutical, Inc. (A)	29,768	2,288,266
Xencor, Inc. (A)	46,100	1,706,161

		77,528,122

Building Products - 1.2%
AAON, Inc.	26,450	879,463
JELD-WEN Holding, Inc. (A)	43,900	1,255,101
Lennox International, Inc.	24,200	4,843,630
Patrick Industries, Inc. (A)	61,350	3,487,747

		10,465,941

Capital Markets - 2.4%
Cboe Global Markets, Inc.	51,300	5,338,791
E*TRADE Financial Corp. (A)	48,760	2,982,162
FactSet Research Systems, Inc.	6,450	1,277,745
Financial Engines, Inc.	31,300	1,405,370
MarketAxess Holdings, Inc.	27,600	5,460,936
MSCI, Inc.	34,888	5,771,522

		22,236,526

Chemicals - 3.0%
AdvanSix, Inc. (A)	58,400	2,139,192
Chase Corp.	29,700	3,482,325
GCP Applied Technologies, Inc. (A)	48,200	1,395,390
Ingevity Corp. (A)	59,800	4,835,428
Innospec, Inc.	38,900	2,977,795
Minerals Technologies, Inc.	30,400	2,290,640
NewMarket Corp.	5,900	2,386,550
PolyOne Corp.	80,000	3,457,600
Scotts Miracle-Gro Co. (B)	38,100	3,168,396
Stepan Co.	17,700	1,380,777

		27,514,093

Commercial Services & Supplies - 1.8%
Advanced Disposal Services, Inc. (A)	74,719	1,851,537
Casella Waste Systems, Inc., Class A (A)	163,900	4,197,479
Healthcare Services Group, Inc. (B)	63,900	2,759,841
Rollins, Inc.	95,525	5,022,704
US Ecology, Inc.	38,300	2,439,710

		16,271,271

Communications Equipment - 0.9%
ARRIS International PLC (A)	75,000	1,833,375
EchoStar Corp., Class A (A)	32,200	1,429,680
NetScout Systems, Inc. (A)	47,300	1,404,810
Plantronics, Inc.	40,300	3,072,875

		7,740,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.1%
Valmont Industries, Inc.	4,100	$ 618,075

Construction Materials - 0.3%
Eagle Materials, Inc.	29,800	3,128,106

Consumer Finance - 0.4%
PRA Group, Inc. (A)	48,900	1,885,095
SLM Corp. (A)	135,200	1,548,040

		3,433,135

Containers & Packaging - 0.9%
Berry Global Group, Inc. (A)	108,400	4,979,896
Graphic Packaging Holding Co.	211,700	3,071,767

		8,051,663

Distributors - 0.7%
Pool Corp.	43,400	6,575,100

Diversified Consumer Services - 2.3%
Bright Horizons Family Solutions, Inc. (A)	54,572	5,594,721
Capella Education Co.	30,000	2,961,000
Service Corp. International	145,600	5,211,024
ServiceMaster Global Holdings, Inc. (A)	98,157	5,837,397
Sotheby’s (A)	31,500	1,711,710

		21,315,852

Electrical Equipment - 0.5%
Atkore International Group, Inc. (A)	93,253	1,936,865
AZZ, Inc.	16,900	734,305
Generac Holdings, Inc. (A)	27,100	1,401,883

		4,073,053

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	79,800	3,559,878
Coherent, Inc. (A)	28,900	4,520,538
Littelfuse, Inc.	23,400	5,339,412
Novanta, Inc. (A)	68,900	4,292,470
OSI Systems, Inc. (A)	24,200	1,871,386
Tech Data Corp. (A)	16,600	1,363,192
Zebra Technologies Corp., Class A (A)	45,300	6,489,225

		27,436,101

Energy Equipment & Services - 0.8%
Apergy Corp. (A)	50,100	2,091,675
Computer Modelling Group, Ltd.	21,300	163,641
Dril-Quip, Inc. (A)	19,000	976,600
Exterran Corp. (A)	59,600	1,492,384
Oceaneering International, Inc.	42,000	1,069,320
RPC, Inc.	80,900	1,178,713

		6,972,333

Equity Real Estate Investment Trusts - 3.4%
CoreSite Realty Corp.	42,100	4,665,522
CubeSmart	78,500	2,529,270
CyrusOne, Inc.	74,400	4,341,984
DCT Industrial Trust, Inc.	35,500	2,368,915
Empire State Realty Trust, Inc., Class A	84,000	1,436,400
Equity Lifestyle Properties, Inc.	40,900	3,758,710
First Industrial Realty Trust, Inc.	117,100	3,904,114
Forest City Realty Trust, Inc., Class A	83,300	1,900,073
Pebblebrook Hotel Trust	33,600	1,303,680
PS Business Parks, Inc.	16,900	2,171,650
Terreno Realty Corp.	69,700	2,625,599

		31,005,917

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	45,300	$ 4,760,124
Performance Food Group Co. (A)	128,300	4,708,610

		9,468,734

Food Products - 1.2%
J&J Snack Foods Corp.	27,600	4,208,172
John B Sanfilippo & Son, Inc.	19,600	1,459,220
Post Holdings, Inc. (A)	41,600	3,578,432
TreeHouse Foods, Inc. (A)	33,500	1,759,085

		11,004,909

Health Care Equipment & Supplies - 5.1%
Align Technology, Inc. (A)	8,200	2,805,548
Avanos Medical, Inc. (A)	35,400	2,026,650
Cantel Medical Corp.	46,200	4,544,232
Cooper Cos., Inc.	11,400	2,684,130
DexCom, Inc. (A)	16,900	1,605,162
Glaukos Corp. (A) (B)	13,900	564,896
Globus Medical, Inc., Class A (A)	39,500	1,993,170
ICU Medical, Inc. (A)	22,300	6,548,395
IDEXX Laboratories, Inc. (A)	17,100	3,726,774
Inogen, Inc. (A)	31,400	5,850,762
Masimo Corp. (A)	36,300	3,544,695
Natus Medical, Inc. (A)	25,800	890,100
NuVasive, Inc. (A)	51,300	2,673,756
Penumbra, Inc. (A)	23,000	3,177,450
West Pharmaceutical Services, Inc.	39,800	3,951,742

		46,587,462

Health Care Providers & Services - 3.2%
BioTelemetry, Inc. (A)	41,200	1,854,000
Centene Corp. (A)	25,567	3,150,110
Chemed Corp.	18,000	5,792,580
CorVel Corp. (A)	20,800	1,123,200
Encompass Health Corp.	38,900	2,634,308
Molina Healthcare, Inc. (A)	56,200	5,504,228
US Physical Therapy, Inc.	31,900	3,062,400
WellCare Health Plans, Inc. (A)	23,700	5,835,888

		28,956,714

Health Care Technology - 0.8%
Omnicell, Inc. (A)	59,100	3,099,795
Tabula Rasa HealthCare, Inc. (A)	12,600	804,258
Veeva Systems, Inc., Class A (A)	48,800	3,750,768

		7,654,821

Hotels, Restaurants & Leisure - 5.2%
Brinker International, Inc. (B)	4,400	209,440
Cheesecake Factory, Inc. (B)	37,400	2,059,244
Choice Hotels International, Inc.	25,200	1,905,120
Churchill Downs, Inc.	22,400	6,641,600
Denny’s Corp. (A)	189,100	3,012,363
Domino’s Pizza, Inc.	19,341	5,457,450
Hilton Grand Vacations, Inc. (A)	84,800	2,942,560
Jack in the Box, Inc.	19,000	1,617,280
Marriott Vacations Worldwide Corp.	12,900	1,457,184
Pinnacle Entertainment, Inc. (A)	151,800	5,120,214
Ruth’s Hospitality Group, Inc.	91,800	2,574,990
Six Flags Entertainment Corp. (B)	35,600	2,493,780
Texas Roadhouse, Inc.	62,100	4,068,171
Vail Resorts, Inc.	29,500	8,088,605

		47,648,001

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.4%
Helen of Troy, Ltd. (A)	37,600	$ 3,701,720

Household Products - 0.2%
Spectrum Brands Holdings, Inc. (B)	20,200	1,648,724

Independent Power & Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	57,200	3,042,468

Insurance - 0.6%
Heritage Insurance Holdings, Inc. (B)	31,700	528,439
Primerica, Inc.	50,600	5,039,760

		5,568,199

Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc., Class A (A)	50,060	2,199,636
Shutterfly, Inc. (A)	25,700	2,313,771

		4,513,407

Internet Software & Services - 2.0%
Envestnet, Inc. (A)	68,500	3,764,075
GTT Communications, Inc. (A) (B)	40,100	1,804,500
j2 Global, Inc.	30,900	2,676,249
LogMeIn, Inc.	19,500	2,013,375
MercadoLibre, Inc.	6,100	1,823,473
Stamps.com, Inc. (A)	23,900	6,047,895

		18,129,567

IT Services - 4.9%
Booz Allen Hamilton Holding Corp.	126,800	5,544,964
Broadridge Financial Solutions, Inc.	54,800	6,307,480
Cardtronics PLC, Class A (A)	67,700	1,636,986
CoreLogic, Inc. (A)	84,100	4,364,790
Euronet Worldwide, Inc. (A)	48,000	4,020,960
Gartner, Inc. (A)	22,930	3,047,397
Jack Henry & Associates, Inc.	22,200	2,893,992
MAXIMUS, Inc.	84,400	5,242,084
Science Applications International Corp.	30,300	2,452,179
Syntel, Inc. (A)	44,600	1,431,214
Travelport Worldwide, Ltd.	89,700	1,663,038
WEX, Inc. (A)	32,700	6,228,696

		44,833,780

Leisure Products - 0.5%
Brunswick Corp.	66,600	4,294,368

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	12,500	3,606,750
Bruker Corp.	37,200	1,080,288
Cambrex Corp. (A)	52,500	2,745,750
Charles River Laboratories International, Inc. (A)	42,000	4,714,920
PRA Health Sciences, Inc. (A)	51,400	4,798,704
Syneos Health, Inc. (A)	34,000	1,594,600

		18,541,012

Machinery - 3.9%
Chart Industries, Inc. (A)	19,200	1,184,256
Douglas Dynamics, Inc.	53,300	2,558,400
Graco, Inc.	94,400	4,268,768
IDEX Corp.	16,200	2,210,976
John Bean Technologies Corp.	46,400	4,124,960
Lincoln Electric Holdings, Inc.	22,000	1,930,720
Lydall, Inc. (A)	58,600	2,557,890
Middleby Corp. (A)	18,000	1,879,560
Nordson Corp.	24,000	3,081,840

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Standex International Corp.	11,100	$ 1,134,420
Toro Co.	93,100	5,609,275
Welbilt, Inc. (A)	58,900	1,314,059
Woodward, Inc.	42,000	3,228,120

		35,083,244

Marine - 0.1%
Matson, Inc.	19,400	744,572

Media - 2.2%
Cable One, Inc.	7,300	5,353,017
GCI Liberty, Inc., Class A (A)	71,640	3,229,531
Gray Television, Inc. (A)	109,900	1,736,420
Lions Gate Entertainment Corp., Class B	93,596	2,195,762
Live Nation Entertainment, Inc. (A)	107,800	5,235,846
MSG Networks, Inc., Class A (A)	107,100	2,565,045

		20,315,621

Metals & Mining - 0.2%
Worthington Industries, Inc.	36,800	1,544,496

Multiline Retail - 0.2%
Big Lots, Inc. (B)	38,300	1,600,174

Oil, Gas & Consumable Fuels - 2.6%
Carrizo Oil & Gas, Inc. (A)	31,400	874,490
Diamondback Energy, Inc.	29,800	3,920,786
Matador Resources Co. (A)	157,200	4,723,860
PDC Energy, Inc. (A)	48,200	2,913,690
RSP Permian, Inc. (A)	92,500	4,071,850
WPX Energy, Inc. (A)	374,000	6,743,220

		23,247,896

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	58,400	2,014,800

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	22,200	1,735,818

Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. (A) (B)	29,600	1,999,480
Catalent, Inc. (A)	95,637	4,006,234
Depomed, Inc. (A)	102,000	680,340
Innoviva, Inc. (A)	34,600	477,480
Jazz Pharmaceuticals PLC (A)	7,800	1,343,940
MyoKardia, Inc. (A)	22,965	1,140,212
Nektar Therapeutics (A)	40,000	1,953,200
Pacira Pharmaceuticals, Inc. (A)	18,800	602,540
Phibro Animal Health Corp., Class A	46,900	2,159,745
Prestige Brands Holdings, Inc. (A)	78,000	2,993,640
Supernus Pharmaceuticals, Inc. (A)	64,500	3,860,325
TherapeuticsMD, Inc. (A) (B)	179,600	1,120,704
Theravance Biopharma, Inc. (A) (B)	46,284	1,049,721
WaVe Life Sciences, Ltd. (A)	10,052	384,489

		23,772,050

Professional Services - 2.6%
ASGN, Inc. (A)	59,000	4,613,210
CoStar Group, Inc. (A)	7,300	3,012,199
Dun & Bradstreet Corp.	17,700	2,170,905
Exponent, Inc.	90,800	4,385,640
Insperity, Inc.	40,700	3,876,675
TransUnion	76,724	5,496,507

		23,555,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	48,400	$ 1,023,660

Road & Rail - 0.9%
Landstar System, Inc.	31,300	3,417,960
Old Dominion Freight Line, Inc.	33,798	5,034,550

		8,452,510

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (A)	46,900	2,724,421
Cabot Microelectronics Corp.	20,800	2,237,248
Cavium, Inc. (A)	36,400	3,148,600
Cirrus Logic, Inc. (A)	72,600	2,782,758
Ichor Holdings, Ltd. (A) (B)	38,100	808,482
Integrated Device Technology, Inc. (A)	119,900	3,822,412
MaxLinear, Inc. (A)	146,500	2,283,935
Mellanox Technologies, Ltd. (A)	49,300	4,155,990
MKS Instruments, Inc.	51,300	4,909,410
Nanometrics, Inc. (A)	45,300	1,604,073
Versum Materials, Inc.	101,900	3,785,585

		32,262,914

Software - 8.6%
ACI Worldwide, Inc. (A)	84,100	2,074,747
Aspen Technology, Inc. (A)	62,300	5,777,702
Blackbaud, Inc.	55,700	5,706,465
CommVault Systems, Inc. (A)	49,000	3,226,650
Descartes Systems Group, Inc. (A)	53,500	1,738,750
Ellie Mae, Inc. (A) (B)	22,800	2,367,552
Fair Isaac Corp. (A)	40,000	7,732,800
Fortinet, Inc. (A)	50,000	3,121,500
Manhattan Associates, Inc. (A)	58,300	2,740,683
Pegasystems, Inc.	69,700	3,819,560
Proofpoint, Inc. (A)	36,800	4,243,408
PTC, Inc. (A)	48,600	4,559,166
Qualys, Inc. (A)	50,700	4,274,010
RealPage, Inc. (A)	77,989	4,297,194
SS&C Technologies Holdings, Inc.	107,600	5,584,440
Take-Two Interactive Software, Inc. (A)	64,900	7,681,564
Tyler Technologies, Inc. (A)	25,400	5,641,340
Ultimate Software Group, Inc. (A)	15,600	4,014,036

		78,601,567

Specialty Retail - 1.6%
Aaron’s, Inc.	18,450	801,653
Burlington Stores, Inc. (A)	57,000	8,580,210
Children’s Place, Inc.	12,100	1,461,680
Murphy USA, Inc. (A)	43,900	3,261,331
Sally Beauty Holdings, Inc. (A) (B)	25,100	402,353

		14,507,227

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (A)	76,200	2,284,476

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	39,800	4,313,922
Steven Madden, Ltd.	80,100	4,253,310

		8,567,232

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (A)	202,000	2,165,440
Radian Group, Inc.	105,100	1,704,722

		3,870,162

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (A)	45,000	$ 1,917,900
Univar, Inc. (A)	91,700	2,406,208
Watsco, Inc.	20,500	3,654,740

		7,978,848

Total Common Stocks (Cost $657,321,995)		901,248,957

CONTINGENT VALUE RIGHT - 0.0% (C)
Biotechnology - 0.0% (C)
Dyax Corp., CVR (A) (D) (E) (F) (G)	64,300	253,985

Total Contingent Value Right (Cost $71,373)		253,985

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (H)	33,260,697	33,260,697

Total Securities Lending Collateral (Cost $33,260,697)		33,260,697

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.90% (H), dated 06/29/2018, to be repurchased at $12,308,329 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $12,553,757.	$ 12,307,406	12,307,406

Total Repurchase Agreement (Cost $12,307,406)		12,307,406

Total Investments (Cost $702,961,471)		947,071,045
Net Other Assets (Liabilities) - (3.9)%		(35,885,655)

Net Assets - 100.0%		$ 911,185,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$901,248,957	$—	$—	$901,248,957
Contingent Value Right	—	—	253,985	253,985
Securities Lending Collateral	33,260,697	—	—	33,260,697
Repurchase Agreement	—	12,307,406	—	12,307,406

Total Investments	$934,509,654	$12,307,406	$253,985	$947,071,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,511,328. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2018, the value of the security is $253,985, representing less than 0.1% of the Portfolio’s net assets.
(E)	Illiquid security. At June 30, 2018, the value of such securities amounted to $253,985 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At June 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Contingent Value Right	Dyax Corp.	01/25/2016	$71,373	$253,985	0.0	%(C)

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rates disclosed reflect the yields at June 30, 2018.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $690,654,065) (including securities loaned of $32,511,328)	$934,763,639
Repurchase agreement, at value (cost $12,307,406)	12,307,406
Foreign currency, at value (cost $1,388)	1,377
Receivables and other assets:
Shares of beneficial interest sold	109,644
Investments sold	3,175,776
Interest	308
Dividends	420,322
Net income from securities lending	8,874
Prepaid expenses	3,050

Total assets	950,790,396

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,365,677
Investments purchased	3,223,457
Investment management fees	600,602
Distribution and service fees	61,393
Transfer agent costs	1,551
Trustees, CCO and deferred compensation fees	2,669
Audit and tax fees	15,288
Custody fees	7,388
Legal fees	8,186
Printing and shareholder reports fees	48,900
Other	9,198
Collateral for securities on loan	33,260,697

Total liabilities	39,605,006

Net assets	$911,185,390

Net assets consist of:
Capital stock ($0.01 par value)	$553,514
Additional paid-in capital	558,514,818
Undistributed (distributions in excess of) net investment income (loss)	(1,516,326)
Accumulated net realized gain (loss)	109,523,821
Net unrealized appreciation (depreciation) on:
Investments	244,109,574
Translation of assets and liabilities denominated in foreign currencies	(11)

Net assets	$911,185,390

Net assets by class:
Initial Class	$606,649,348
Service Class	304,536,042

Shares outstanding:
Initial Class	36,158,969
Service Class	19,192,445

Net asset value and offering price per share:
Initial Class	$16.78
Service Class	15.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$2,362,341
Interest income	28,852
Net income (loss) from securities lending	66,372
Withholding taxes on foreign income	(3,110)

Total investment income	2,454,455

Expenses:
Investment management fees	3,462,247
Distribution and service fees:
Service Class	368,496
Transfer agent costs	6,173
Trustees, CCO and deferred compensation fees	13,796
Audit and tax fees	15,220
Custody fees	42,821
Legal fees	25,445
Printing and shareholder reports fees	25,471
Other	11,112

Total expenses	3,970,781

Net investment income (loss)	(1,516,326)

Net realized gain (loss) on:
Investments	58,437,527
Foreign currency transactions	12

Net realized gain (loss)	58,437,539

Net change in unrealized appreciation (depreciation) on:
Investments	9,380,187
Translation of assets and liabilities denominated in foreign currencies	(42)

Net change in unrealized appreciation (depreciation)	9,380,145

Net realized and change in unrealized gain (loss)	67,817,684

Net increase (decrease) in net assets resulting from operations	$66,301,358

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$(1,516,326)	$(2,334,489)
Net realized gain (loss)	58,437,539	54,204,353
Net change in unrealized appreciation (depreciation)	9,380,145	112,281,020

Net increase (decrease) in net assets resulting from operations	66,301,358	164,150,884

Dividends and/or distributions to shareholders:
Net realized gains:
Initial Class	—	(32,826,220)
Service Class	—	(16,643,305)

Total dividends and/or distributions from net realized gains	—	(49,469,525)

Capital share transactions:
Proceeds from shares sold:
Initial Class	19,513,171	37,264,330
Service Class	6,711,058	30,948,540

	26,224,229	68,212,870

Dividends and/or distributions reinvested:
Initial Class	—	32,826,220
Service Class	—	16,643,305

	—	49,469,525

Cost of shares redeemed:
Initial Class	(48,373,641)	(83,783,694)
Service Class	(16,597,612)	(17,795,690)

	(64,971,253)	(101,579,384)

Net increase (decrease) in net assets resulting from capital share transactions	(38,747,024)	16,103,011

Net increase (decrease) in net assets	27,554,334	130,784,370

Net assets:
Beginning of period/year	883,631,056	752,846,686

End of period/year	$911,185,390	$883,631,056

Undistributed (distributions in excess of) net investment income (loss)	$(1,516,326)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	1,203,503	2,577,959
Service Class	432,475	2,254,964

	1,635,978	4,832,923

Shares reinvested:
Initial Class	—	2,382,164
Service Class	—	1,274,372

	—	3,656,536

Shares redeemed:
Initial Class	(2,941,793)	(5,701,170)
Service Class	(1,086,621)	(1,270,753)

	(4,028,414)	(6,971,923)

Net increase (decrease) in shares outstanding:
Initial Class	(1,738,290)	(741,047)
Service Class	(654,146)	2,258,583

	(2,392,436)	1,517,536

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$15.59		$13.59	$13.85		$14.68	$14.24	$10.31

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.03)	(0.01	)(B)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.21		2.95	1.49		0.37	0.92	4.49

Total investment operations	1.19		2.92	1.48		0.35	0.91	4.47

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—	(0.01)
Net realized gains	—		(0.92)	(1.74)		(1.18)	(0.47)	(0.53)

Total dividends and/or distributions to shareholders	—		(0.92)	(1.74)		(1.18)	(0.47)	(0.54)

Net asset value, end of period/year	$16.78		$15.59	$13.59		$13.85	$14.68	$14.24

Total return (C)	7.63	%(D)	22.39%	11.22%		2.43%	6.55%	44.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$606,649		$590,699	$525,140		$409,596	$438,253	$459,083
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.82%		0.81%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.81	%(B)	0.81%	0.82%	0.82%
Net investment income (loss) to average net assets	(0.26	)%(E)	(0.21)%	(0.05	)%(B)	(0.14)%	(0.09)%	(0.13)%
Portfolio turnover rate	11	%(D)	21%	38%		27%	21%	17%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$14.76		$12.95	$13.30		$14.18	$13.81	$10.03

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.06)	(0.04	)(B)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	1.15		2.79	1.43		0.36	0.89	4.36

Total investment operations	1.11		2.73	1.39		0.30	0.84	4.31

Dividends and/or distributions to shareholders:
Net realized gains	—		(0.92)	(1.74)		(1.18)	(0.47)	(0.53)

Net asset value, end of period/year	$15.87		$14.76	$12.95		$13.30	$14.18	$13.81

Total return (C)	7.52	%(D)	22.02%	11.00%		2.16%	6.24%	43.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$304,536		$292,932	$227,707		$198,477	$172,344	$141,815
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(E)	1.06%	1.07%		1.06%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.06	%(E)	1.06%	1.06	%(B)	1.06%	1.07%	1.07%
Net investment income (loss) to average net assets	(0.51	)%(E)	(0.46)%	(0.29	)%(B)	(0.40)%	(0.34)%	(0.39)%
Portfolio turnover rate	11	%(D)	21%	38%		27%	21%	17%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $1,069.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Trust may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2018, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$33,260,697	$—	$—	$—	$33,260,697
Total Borrowings	$33,260,697	$—	$—	$—	$33,260,697

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.78% on daily Average Net Assets (“ANA”).

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2019
Service Class	1.18	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ —	$ 90,532	$ (53,000)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 101,114,174	$ —	$ 134,330,876	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the three years from the date of filing for federal purposes and four years from the date of filing state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 702,961,471	$ 267,647,134	$ (23,537,560)	$ 244,109,574

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and below the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser no longer participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,029.30	$3.67	$1,021.20	$3.66	0.73%
Service Class	1,000.00	1,027.80	4.93	1,019.90	4.91	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	1.3
Securities Lending Collateral	0.5
Net Other Assets (Liabilities)	0.4
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.5%
United Technologies Corp.	62,328	$ 7,792,870

Biotechnology - 3.8%
BioMarin Pharmaceutical, Inc. (A)	90,111	8,488,456

Capital Markets - 6.8%
BlackRock, Inc.	12,567	6,271,435
Charles Schwab Corp.	172,128	8,795,741

		15,067,176

Chemicals - 6.1%
Albemarle Corp. (B)	58,421	5,510,853
Sherwin-Williams Co.	19,505	7,949,653

		13,460,506

Distributors - 3.6%
LKQ Corp. (A)	250,809	8,000,807

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	75,082	6,543,396

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp.	60,028	8,654,237

Health Care Equipment & Supplies - 7.8%
Cooper Cos., Inc.	38,706	9,113,328
Danaher Corp.	81,649	8,057,123

		17,170,451

Health Care Providers & Services - 3.3%
Centene Corp. (A)	58,361	7,190,659

Health Care Technology - 3.1%
Cerner Corp. (A)	113,429	6,781,920

Internet Software & Services - 6.6%
Alphabet, Inc., Class A (A)	6,829	7,711,238
Facebook, Inc., Class A (A)	35,255	6,850,752

		14,561,990

IT Services - 11.0%
Accenture PLC, Class A	42,001	6,870,944
Fiserv, Inc. (A)	116,861	8,658,231
Visa, Inc., Class A	67,348	8,920,243

		24,449,418

Life Sciences Tools & Services - 3.4%
Lonza Group AG, ADR (B)	287,444	7,595,708

Oil, Gas & Consumable Fuels - 5.3%
Enbridge, Inc.	166,093	5,927,859
EOG Resources, Inc.	46,208	5,749,662

		11,677,521

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.5%
Roche Holding AG, ADR	202,861	$ 5,605,049

Professional Services - 3.8%
Verisk Analytics, Inc. (A)	78,656	8,466,532

Software - 9.4%
Adobe Systems, Inc. (A)	32,281	7,870,431
Check Point Software Technologies, Ltd. (A)	50,612	4,943,780
Microsoft Corp.	82,160	8,101,797

		20,916,008

Specialty Retail - 4.0%
O’Reilly Automotive, Inc. (A)	32,020	8,759,711

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	49,460	9,155,541

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc., Class B	78,566	6,260,139

Total Common Stocks (Cost $155,069,590)		216,598,095

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	1,105,405	1,105,405

Total Securities Lending Collateral (Cost $1,105,405)		1,105,405

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $2,771,010 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $2,829,513.	$ 2,770,802	2,770,802

Total Repurchase Agreement (Cost $2,770,802)		2,770,802

Total Investments (Cost $158,945,797)		220,474,302
Net Other Assets (Liabilities) - 0.4%		909,104

Net Assets - 100.0%		$ 221,383,406

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$216,598,095	$—	$—	$216,598,095
Securities Lending Collateral	1,105,405	—	—	1,105,405
Repurchase Agreement	—	2,770,802	—	2,770,802

Total Investments	$217,703,500	$2,770,802	$—	$220,474,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,083,303. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $156,174,995) (including securities loaned of $1,083,303)	$217,703,500
Repurchase agreement, at value (cost $2,770,802)	2,770,802
Foreign currency, at value (cost $8,070)	8,259
Receivables and other assets:
Investments sold	1,923,752
Interest	69
Dividends	112,828
Tax reclaims	157,171
Net income from securities lending	1,513
Prepaid expenses	796

Total assets	222,678,690

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	24,252
Investment management fees	122,282
Distribution and service fees	8,484
Transfer agent costs	467
Trustees, CCO and deferred compensation fees	873
Audit and tax fees	10,190
Custody fees	4,369
Legal fees	2,459
Printing and shareholder reports fees	13,755
Other	2,748
Collateral for securities on loan	1,105,405

Total liabilities	1,295,284

Net assets	$221,383,406

Net assets consist of:
Capital stock ($0.01 par value)	$98,204
Additional paid-in capital	138,382,584
Undistributed (distributions in excess of) net investment income (loss)	722,289
Accumulated net realized gain (loss)	20,651,635
Net unrealized appreciation (depreciation) on:
Investments	61,528,505
Translation of assets and liabilities denominated in foreign currencies	189

Net assets	$221,383,406

Net assets by class:
Initial Class	$179,708,313
Service Class	41,675,093

Shares outstanding:
Initial Class	8,004,704
Service Class	1,815,729

Net asset value and offering price per share:
Initial Class	$22.45
Service Class	22.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$1,241,878
Interest income	21,742
Net income (loss) from securities lending	26,402
Withholding taxes on foreign income	(62,119)

Total investment income	1,227,903

Expenses:
Investment management fees	768,178
Distribution and service fees:
Service Class	54,130
Transfer agent costs	1,644
Trustees, CCO and deferred compensation fees	3,605
Audit and tax fees	9,983
Custody fees	20,342
Legal fees	6,777
Printing and shareholder reports fees	7,336
Other	3,082

Total expenses	875,077

Net investment income (loss)	352,826

Net realized gain (loss) on:
Investments	10,146,832
Foreign currency transactions	(3,185)

Net realized gain (loss)	10,143,647

Net change in unrealized appreciation (depreciation) on:
Investments	(4,031,681)
Translation of assets and liabilities denominated in foreign currencies	(134)

Net change in unrealized appreciation (depreciation)	(4,031,815)

Net realized and change in unrealized gain (loss)	6,111,832

Net increase (decrease) in net assets resulting from operations	$6,464,658

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$352,826	$445,485
Net realized gain (loss)	10,143,647	10,746,393
Net change in unrealized appreciation (depreciation)	(4,031,815)	37,637,592

Net increase (decrease) in net assets resulting from operations	6,464,658	48,829,470

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(694,755)
Service Class	—	(60,600)

Total dividends and/or distributions from net investment income	—	(755,355)

Net realized gains:
Initial Class	—	(3,219,617)
Service Class	—	(699,860)

Total dividends and/or distributions from net realized gains	—	(3,919,477)

Total dividends and/or distributions to shareholders	—	(4,674,832)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,619,577	3,646,192
Service Class	782,718	7,209,367

	2,402,295	10,855,559

Dividends and/or distributions reinvested:
Initial Class	—	3,914,372
Service Class	—	760,460

	—	4,674,832

Cost of shares redeemed:
Initial Class	(16,575,168)	(23,444,069)
Service Class	(5,681,889)	(7,280,361)

	(22,257,057)	(30,724,430)

Net increase (decrease) in net assets resulting from capital share transactions	(19,854,762)	(15,194,039)

Net increase (decrease) in net assets	(13,390,104)	28,960,599

Net assets:
Beginning of period/year	234,773,510	205,812,911

End of period/year	$221,383,406	$234,773,510

Undistributed (distributions in excess of) net investment income (loss)	$722,289	$369,463

Capital share transactions - shares:
Shares issued:
Initial Class	73,271	181,628
Service Class	34,523	350,868

	107,794	532,496

Shares reinvested:
Initial Class	—	197,496
Service Class	—	37,443

	—	234,939

Shares redeemed:
Initial Class	(751,521)	(1,161,880)
Service Class	(251,027)	(352,017)

	(1,002,548)	(1,513,897)

Net increase (decrease) in shares outstanding:
Initial Class	(678,250)	(782,756)
Service Class	(216,504)	36,294

	(894,754)	(746,462)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$21.81		$17.88	$16.83		$21.45	$23.04	$17.48

Investment operations:
Net investment income (loss) (A)	0.04		0.05	0.06	(B)	0.08	0.11	0.17
Net realized and unrealized gain (loss)	0.60		4.33	1.07		(0.42)	2.05	5.59

Total investment operations	0.64		4.38	1.13		(0.34)	2.16	5.76

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.08)		(0.12)	(0.21)	(0.20)
Net realized gains	—		(0.37)	—		(4.16)	(3.54)	—

Total dividends and/or distributions to shareholders	—		(0.45)	(0.08)		(4.28)	(3.75)	(0.20)

Net asset value, end of period/year	$22.45		$21.81	$17.88		$16.83	$21.45	$23.04

Total return (C)	2.93	%(D)	24.72%	6.74%		(1.57)%	10.00%	33.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$179,708		$189,398	$169,285		$182,751	$227,636	$234,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.72%	0.72%		0.72%	0.73%	0.78%
Including waiver and/or reimbursement and recapture	0.73	%(E)	0.72%	0.71	%(B)	0.72%	0.73%	0.78%
Net investment income (loss) to average net assets	0.36	%(E)	0.25%	0.36	%(B)	0.42%	0.49%	0.86%
Portfolio turnover rate	10	%(D)	15%	23%		19%	123%	153	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$22.33		$18.30		$17.21		$21.84	$23.40	$17.76

Investment operations:
Net investment income (loss) (A)	0.01		(0.00	)(B)	0.02	(C)	0.03	0.05	0.13
Net realized and unrealized gain (loss)	0.61		4.43		1.09		(0.43)	2.09	5.67

Total investment operations	0.62		4.43		1.11		(0.40)	2.14	5.80

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)		(0.02)		(0.07)	(0.16)	(0.16)
Net realized gains	—		(0.37)		—		(4.16)	(3.54)	—

Total dividends and/or distributions to shareholders	—		(0.40)		(0.02)		(4.23)	(3.70)	(0.16)

Net asset value, end of period/year	$22.95		$22.33		$18.30		$17.21	$21.84	$23.40

Total return (D)	2.78	%(E)	24.41%		6.48%		(1.84)%	9.75%	32.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,675		$45,376		$36,528		$37,107	$47,996	$43,649
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(F)	0.97%		0.97%		0.97%	0.98%	1.03%
Including waiver and/or reimbursement and recapture	0.98	%(F)	0.97%		0.96	%(C)	0.97%	0.98%	1.03%
Net investment income (loss) to average net assets	0.11	%(F)	(0.01)%		0.11	%(C)	0.16%	0.23%	0.62%
Portfolio turnover rate	10	%(E)	15%		23%		19%	123%	153	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Torray Concentrated Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $389.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,105,405	$—	$—	$—	$1,105,405
Total Borrowings	$1,105,405	$—	$—	$—	$1,105,405

6. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $650 million	0.680%
Over $650 million up to $1.15 billion	0.660
Over $1.15 billion	0.605

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.84%	May 1, 2019
Service Class	1.09	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 22,785,623	$ —	$ 43,397,915	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the three years from the date of filing for federal purposes and four years from the date of filing state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 158,945,797	$ 65,531,114	$ (4,002,609)	$ 61,528,505

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Torray Concentrated Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Torray LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.
Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe and below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$973.70	$4.45	$1,020.30	$4.56	0.91%
Service Class	1,000.00	972.70	5.67	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.4%
Repurchase Agreement	3.0
Securities Lending Collateral	2.0
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 3.9%
BHP Billiton PLC, ADR (A)	21,800	$ 979,910
Challenger, Ltd.	46,577	407,772
Coca-Cola Amatil, Ltd.	73,300	499,060
Macquarie Group, Ltd.	13,600	1,244,498
Qantas Airways, Ltd.	264,300	1,204,866
Sonic Healthcare, Ltd.	67,700	1,228,987

		5,565,093

Belgium - 1.9%
Groupe Bruxelles Lambert SA	12,500	1,318,446
KBC Group NV	18,700	1,443,920

		2,762,366

Brazil - 1.2%
Embraer SA, ADR	69,700	1,735,530

Denmark - 0.8%
AP Moller - Maersk A/S, Class B	900	1,121,200

France - 9.3%
Airbus SE	3,700	433,210
Arkema SA	10,293	1,218,845
Engie SA	144,100	2,209,516
Peugeot SA	17,300	395,170
Publicis Groupe SA (A)	17,900	1,232,059
Rexel SA	32,100	461,645
Sanofi	22,268	1,785,214
TOTAL SA	24,000	1,463,300
Veolia Environnement SA	87,500	1,873,005
Vivendi SA	90,600	2,221,856

		13,293,820

Germany - 12.2%
Allianz SE	6,541	1,352,181
Bayer AG	10,326	1,137,739
CECONOMY AG	87,200	726,878
Deutsche Boerse AG	13,800	1,839,600
HeidelbergCement AG	26,000	2,188,551
Infineon Technologies AG	86,700	2,210,249
LANXESS AG	13,700	1,068,724
Merck KGaA	15,700	1,533,128
SAP SE	16,000	1,848,861
Siemens AG	15,507	2,050,309
Talanx AG (B)	18,400	672,130
TUI AG	36,700	805,092

		17,433,442

Hong Kong - 4.5%
China Mobile, Ltd.	159,500	1,416,992
CK Asset Holdings, Ltd.	178,400	1,416,631
CK Hutchison Holdings, Ltd.	186,600	1,978,831
First Pacific Co., Ltd.	535,250	258,565
Guangdong Investment, Ltd.	808,200	1,283,544

		6,354,563

Ireland - 2.6%
DCC PLC	12,700	1,155,659
Ryanair Holdings PLC, ADR	5,485	626,552
Smurfit Kappa Group PLC	45,621	1,848,684

		3,630,895

Italy - 2.9%
Azimut Holding SpA (A)	45,388	702,569

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Eni SpA	90,896	$ 1,688,396
Mediobanca Banca di Credito Finanziario SpA	103,300	960,486
Prysmian SpA	31,885	794,229

		4,145,680

Japan - 23.3%
Astellas Pharma, Inc.	144,800	2,208,980
Bridgestone Corp.	22,100	864,917
Daiwa Securities Group, Inc.	244,200	1,418,903
Denka Co., Ltd.	28,760	959,836
FANUC Corp.	6,400	1,272,023
Fujitsu, Ltd.	54,100	328,270
Hitachi, Ltd.	260,700	1,840,429
Japan Airlines Co., Ltd.	45,000	1,596,532
JXTG Holdings, Inc.	309,900	2,155,850
Kuraray Co., Ltd.	70,600	973,089
Mitsubishi Heavy Industries, Ltd.	26,140	951,726
MS&AD Insurance Group Holdings, Inc.	56,500	1,757,540
Nippon Telegraph & Telephone Corp.	27,200	1,237,224
ORIX Corp.	145,500	2,302,452
Resona Holdings, Inc.	197,100	1,054,974
Seven & i Holdings Co., Ltd.	37,300	1,627,569
SoftBank Group Corp.	13,700	986,588
Sony Corp.	48,500	2,481,181
Square Enix Holdings Co., Ltd.	23,300	1,144,849
Sumitomo Mitsui Financial Group, Inc.	60,400	2,349,116
Toshiba Corp. (B)	740,500	2,227,219
Toyota Industries Corp.	26,900	1,508,820

		33,248,087

Luxembourg - 1.3%
ArcelorMittal	60,600	1,777,002

Macau - 0.2%
MGM China Holdings, Ltd. (A)	143,359	332,560

Netherlands - 3.6%
EXOR NV	4,900	330,172
Heineken Holding NV	21,543	2,065,465
Koninklijke Philips NV	63,665	2,708,125

		5,103,762

Norway - 0.5%
Marine Harvest ASA	35,100	699,039

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	21,500	899,933

Singapore - 1.5%
DBS Group Holdings, Ltd.	110,500	2,158,095

Spain - 1.1%
Mediaset Espana Comunicacion SA	82,400	694,950
Siemens Gamesa Renewable Energy SA (A)	62,500	839,721

		1,534,671

Sweden - 0.6%
Investor AB, B Shares	20,778	846,500

Switzerland - 7.5%
ABB, Ltd.	78,400	1,718,736
Glencore PLC (B)	105,200	502,593
Nestle SA	41,179	3,197,682
Novartis AG	40,180	3,054,378

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG (B)	140,100	$ 2,168,063

		10,641,452

United Kingdom - 15.0%
Aviva PLC	334,060	2,222,014
Barratt Developments PLC	50,800	345,541
British Land Co. PLC, REIT	161,300	1,430,951
HSBC Holdings PLC	210,100	1,970,960
Imperial Brands PLC	60,599	2,256,910
Inchcape PLC	111,287	1,146,329
Informa PLC	80,705	889,364
Inmarsat PLC	175,600	1,274,615
National Grid PLC	143,424	1,586,956
Persimmon PLC	14,700	491,410
Savills PLC	33,800	388,086
Standard Life Aberdeen PLC	278,200	1,195,823
TechnipFMC PLC	55,600	1,764,744
Tesco PLC	450,600	1,526,543
Unilever PLC	21,993	1,216,739
Vodafone Group PLC	681,744	1,653,887

		21,360,872

United States - 1.9%
Allergan PLC	10,100	1,683,872
Flex, Ltd. (B)	73,100	1,031,441

		2,715,313

Total Common Stocks (Cost $128,777,668)		137,359,875

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	2,900,780	$ 2,900,780

Total Securities Lending Collateral (Cost $2,900,780)		2,900,780

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $4,249,431 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $4,337,578.	$ 4,249,112	4,249,112

Total Repurchase Agreement (Cost $4,249,112)		4,249,112

Total Investments (Cost $135,927,560)		144,509,767
Net Other Assets (Liabilities) - (1.4)%		(1,990,252)

Net Assets - 100.0%		$ 142,519,515

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.9%	$11,403,311
Banks	6.9	9,937,551
Industrial Conglomerates	5.1	7,412,018
Capital Markets	5.1	7,373,633
Diversified Financial Services	4.6	6,659,730
Insurance	4.2	6,003,865
Multi-Utilities	3.9	5,669,477
Oil, Gas & Consumable Fuels	3.7	5,307,546
Media	3.5	5,038,229
Chemicals	2.9	4,220,494
Wireless Telecommunication Services	2.8	4,057,467
Food Products	2.7	3,896,721
Airlines	2.4	3,427,950
Electrical Equipment	2.3	3,352,686
Household Durables	2.3	3,318,132
Metals & Mining	2.3	3,259,505
Food & Staples Retailing	2.2	3,154,112
Software	2.1	2,993,710
Electronic Equipment, Instruments & Components	2.0	2,871,870
Health Care Equipment & Supplies	1.9	2,708,125
Beverages	1.8	2,564,525
Diversified Telecommunication Services	1.7	2,511,839
Auto Components	1.6	2,373,737
Tobacco	1.6	2,256,910
Machinery	1.5	2,223,749

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	1.5%	$2,210,249
Construction Materials	1.5	2,188,551
Aerospace & Defense	1.5	2,168,740
Containers & Packaging	1.3	1,848,684
Real Estate Management & Development	1.2	1,804,717
Energy Equipment & Services	1.2	1,764,744
Equity Real Estate Investment Trusts	1.0	1,430,951
Water Utilities	0.9	1,283,544
Health Care Providers & Services	0.9	1,228,987
Personal Products	0.8	1,216,739
Distributors	0.8	1,146,329
Hotels, Restaurants & Leisure	0.8	1,137,652
Marine	0.8	1,121,200
Technology Hardware, Storage & Peripherals	0.6	899,933
Specialty Retail	0.5	726,878
Trading Companies & Distributors	0.3	461,645
Automobiles	0.3	395,170
IT Services	0.2	328,270

Investments, at Value	95.1	137,359,875
Short-Term Investments	4.9	7,149,892

Total Investments	100.0%	$144,509,767

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,822,049	$129,537,826	$—	$137,359,875
Securities Lending Collateral	2,900,780	—	—	2,900,780
Repurchase Agreement	—	4,249,112	—	4,249,112

Total Investments	$10,722,829	$133,786,938	$—	$144,509,767

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,783,932. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $131,678,448) (including securities loaned of $2,783,932)	$140,260,655
Repurchase agreement, at value (cost $4,249,112)	4,249,112
Foreign currency, at value (cost $73,165)	73,056
Receivables and other assets:
Shares of beneficial interest sold	7,196
Investments sold	1,584,626
Interest	106
Dividends	339,139
Tax reclaims	198,453
Net income from securities lending	1,548
Prepaid expenses	529

Total assets	146,714,420

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	31,350
Investments purchased	1,115,597
Investment management fees	88,556
Distribution and service fees	11,295
Transfer agent costs	238
Trustees, CCO and deferred compensation fees	498
Audit and tax fees	9,452
Custody fees	20,668
Legal fees	1,344
Printing and shareholder reports fees	11,368
Other	3,759
Collateral for securities on loan	2,900,780

Total liabilities	4,194,905

Net assets	$142,519,515

Net assets consist of:
Capital stock ($0.01 par value)	$101,833
Additional paid-in capital	127,309,365
Undistributed (distributions in excess of) net investment income (loss)	5,520,962
Accumulated net realized gain (loss)	1,009,836
Net unrealized appreciation (depreciation) on:
Investments	8,582,207
Translation of assets and liabilities denominated in foreign currencies	(4,688)

Net assets	$142,519,515

Net assets by class:
Initial Class	$86,921,663
Service Class	55,597,852

Shares outstanding:
Initial Class	6,187,877
Service Class	3,995,396

Net asset value and offering price per share:
Initial Class	$14.05
Service Class	13.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$3,244,155
Interest income	12,052
Net income (loss) from securities lending	26,859
Withholding taxes on foreign income	(292,848)

Total investment income	2,990,218

Expenses:
Investment management fees	560,115
Distribution and service fees:
Service Class	71,625
Transfer agent costs	1,021
Trustees, CCO and deferred compensation fees	2,241
Audit and tax fees	10,553
Custody fees	75,773
Legal fees	4,333
Printing and shareholder reports fees	5,936
Other	4,228

Total expenses	735,825

Net investment income (loss)	2,254,393

Net realized gain (loss) on:
Investments	5,322,114
Foreign currency transactions	(52,236)

Net realized gain (loss)	5,269,878

Net change in unrealized appreciation (depreciation) on:
Investments	(11,412,953)
Translation of assets and liabilities denominated in foreign currencies	(7,272)

Net change in unrealized appreciation (depreciation)	(11,420,225)

Net realized and change in unrealized gain (loss)	(6,150,347)

Net increase (decrease) in net assets resulting from operations	$(3,895,954)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,254,393	$3,262,709
Net realized gain (loss)	5,269,878	(1,471,063)
Net change in unrealized appreciation (depreciation)	(11,420,225)	24,265,785

Net increase (decrease) in net assets resulting from operations	(3,895,954)	26,057,431

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(1,802,789)
Service Class	—	(869,894)

Total dividends and/or distributions from net investment income	—	(2,672,683)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,176,396	6,028,588
Service Class	2,691,308	15,817,910

	7,867,704	21,846,498

Dividends and/or distributions reinvested:
Initial Class	—	1,802,789
Service Class	—	869,894

	—	2,672,683

Cost of shares redeemed:
Initial Class	(4,520,367)	(8,713,259)
Service Class	(3,501,017)	(4,899,721)

	(8,021,384)	(13,612,980)

Net increase (decrease) in net assets resulting from capital share transactions	(153,680)	10,906,201

Net increase (decrease) in net assets	(4,049,634)	34,290,949

Net assets:
Beginning of period/year	146,569,149	112,278,200

End of period/year	$142,519,515	$146,569,149

Undistributed (distributions in excess of) net investment income (loss)	$5,520,962	$3,266,569

Capital share transactions - shares:
Shares issued:
Initial Class	358,461	445,651
Service Class	185,824	1,185,370

	544,285	1,631,021

Shares reinvested:
Initial Class	—	133,937
Service Class	—	65,112

	—	199,049

Shares redeemed:
Initial Class	(310,732)	(650,398)
Service Class	(242,225)	(371,802)

	(552,957)	(1,022,200)

Net increase (decrease) in shares outstanding:
Initial Class	47,729	(70,810)
Service Class	(56,401)	878,680

	(8,672)	807,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$14.43		$12.00	$12.20		$12.43	$13.42	$11.05

Investment operations:
Net investment income (loss) (A)	0.23		0.36	0.27	(B)	0.31	0.41	0.25
Net realized and unrealized gain (loss)	(0.61)		2.37	(0.14)		(0.14)	(1.08)	2.41

Total investment operations	(0.38)		2.73	0.13		0.17	(0.67)	2.66

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.33)		(0.40)	(0.32)	(0.29)

Net asset value, end of period/year	$14.05		$14.43	$12.00		$12.20	$12.43	$13.42

Total return (C)	(2.63	)%(D)	22.91%	1.08%		1.32%	(5.18)%	24.34%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$86,922		$88,588	$74,507		$87,448	$98,735	$117,580
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(E)	0.93%	0.91%		0.87%	0.89%	1.02%
Including waiver and/or reimbursement and recapture	0.91	%(E)	0.93%	0.89	%(B)	0.87%	0.89%	1.04%
Net investment income (loss) to average net assets	3.20	%(E)	2.67%	2.32	%(B)	2.41%	3.05%	2.06%
Portfolio turnover rate	13	%(D)	24%	22%		26%	30%	109	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$14.31		$11.90	$12.11		$12.35	$13.34	$10.99

Investment operations:
Net investment income (loss) (A)	0.21		0.31	0.24	(B)	0.26	0.35	0.21
Net realized and unrealized gain (loss)	(0.60)		2.37	(0.14)		(0.13)	(1.05)	2.41

Total investment operations	(0.39)		2.68	0.10		0.13	(0.70)	2.62

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.31)		(0.37)	(0.29)	(0.27)

Net asset value, end of period/year	$13.92		$14.31	$11.90		$12.11	$12.35	$13.34

Total return (C)	(2.73	)%(D)	22.66%	0.77%		1.04%	(5.38)%	24.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,598		$57,981	$37,771		$39,941	$32,145	$28,054
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.16	%(E)	1.18%	1.16%		1.12%	1.14%	1.27%
Including waiver and/or reimbursement and recapture	1.16	%(E)	1.18%	1.14	%(B)	1.12%	1.14%	1.29%
Net investment income (loss) to average net assets	2.94	%(E)	2.28%	2.06	%(B)	2.05%	2.66%	1.75%
Portfolio turnover rate	13	%(D)	24%	22%		26%	30%	109	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $984.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,900,780	$—	$—	$—	$2,900,780
Total Borrowings	$2,900,780	$—	$—	$—	$2,900,780

6. RISK FACTORS

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK FACTORS (continued)

than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.77%
Over $500 million up to $1 billion	0.75
Over $1 billion up to $2 billion	0.72
Over $2 billion	0.69

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	1.02%	May 1, 2019
Service Class	1.27	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 18,638,637	$ —	$ 18,681,039	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 135,927,560	$ 18,461,407	$ (9,879,200)	$ 8,582,207

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2018.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon an additional breakpoint to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 - June 30, 2018		Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$982.20	$0.64(C	)	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,023.90	1.96(B	)	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Class commenced operations on January 12, 2018. Actual expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2018. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Net Other Assets (Liabilities) ^	3.8
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 2.6%
Arconic, Inc.	648	$ 11,023
Boeing Co.	1,000	335,510
General Dynamics Corp.	500	93,205
Harris Corp.	191	27,607
Huntington Ingalls Industries, Inc.	63	13,658
L3 Technologies, Inc.	100	19,232
Lockheed Martin Corp.	400	118,172
Northrop Grumman Corp.	300	92,310
Raytheon Co.	500	96,590
Rockwell Collins, Inc.	300	40,404
Textron, Inc.	400	26,364
TransDigm Group, Inc.	100	34,514
United Technologies Corp.	1,277	159,663

		1,068,252

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	278	23,257
Expeditors International of Washington, Inc.	296	21,638
FedEx Corp.	400	90,824
United Parcel Service, Inc., Class B	1,200	127,476

		263,195

Airlines - 0.4%
Alaska Air Group, Inc.	221	13,346
American Airlines Group, Inc.	695	26,382
Delta Air Lines, Inc.	1,082	53,603
Southwest Airlines Co.	849	43,197
United Continental Holdings, Inc. (A)	400	27,892

		164,420

Auto Components - 0.2%
Aptiv PLC	487	44,624
BorgWarner, Inc.	290	12,516
Goodyear Tire & Rubber Co.	400	9,316

		66,456

Automobiles - 0.4%
Ford Motor Co.	6,351	70,306
General Motors Co.	2,200	86,680
Harley-Davidson, Inc.	300	12,624

		169,610

Banks - 6.0%
Bank of America Corp.	16,600	467,954
BB&T Corp.	1,337	67,438
Citigroup, Inc.	4,500	301,140
Citizens Financial Group, Inc.	902	35,088
Comerica, Inc.	331	30,094
Fifth Third Bancorp	1,093	31,369
Huntington Bancshares, Inc.	2,000	29,520
JPMorgan Chase & Co.	6,000	625,200
KeyCorp	1,694	33,101
M&T Bank Corp.	300	51,045
People’s United Financial, Inc.	470	8,502
PNC Financial Services Group, Inc.	787	106,324
Regions Financial Corp.	1,811	32,200
SunTrust Banks, Inc.	781	51,562
SVB Financial Group (A)	100	28,876
US Bancorp	2,628	131,453
Wells Fargo & Co.	7,700	426,888
Zions Bancorporation	292	15,385

		2,473,139

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.7%
Brown-Forman Corp., Class B	451	$ 22,104
Coca-Cola Co.	6,500	285,090
Constellation Brands, Inc., Class A	269	58,876
Molson Coors Brewing Co., Class B	262	17,826
Monster Beverage Corp. (A)	657	37,646
PepsiCo, Inc.	2,500	272,175

		693,717

Biotechnology - 2.4%
AbbVie, Inc.	2,600	240,890
Alexion Pharmaceuticals, Inc. (A)	396	49,163
Amgen, Inc.	1,200	221,508
Biogen, Inc. (A)	400	116,096
Celgene Corp. (A)	1,200	95,304
Gilead Sciences, Inc.	2,201	155,919
Incyte Corp. (A)	300	20,100
Regeneron Pharmaceuticals, Inc. (A)	97	33,464
Vertex Pharmaceuticals, Inc. (A)	400	67,984

		1,000,428

Building Products - 0.3%
A.O. Smith Corp.	244	14,433
Allegion PLC	212	16,400
Fortune Brands Home & Security, Inc.	248	13,315
Johnson Controls International PLC	1,600	53,520
Masco Corp.	457	17,101

		114,769

Capital Markets - 2.9%
Affiliated Managers Group, Inc.	68	10,110
Ameriprise Financial, Inc.	233	32,592
Bank of New York Mellon Corp.	1,684	90,818
BlackRock, Inc.	200	99,808
Cboe Global Markets, Inc.	163	16,963
Charles Schwab Corp.	2,000	102,200
CME Group, Inc.	600	98,352
E*TRADE Financial Corp. (A)	407	24,892
Franklin Resources, Inc.	499	15,993
Goldman Sachs Group, Inc.	600	132,342
Intercontinental Exchange, Inc.	984	72,373
Invesco, Ltd.	571	15,166
Moody’s Corp.	280	47,757
Morgan Stanley	2,300	109,020
MSCI, Inc.	149	24,649
Nasdaq, Inc.	251	22,909
Northern Trust Corp.	400	41,156
Raymond James Financial, Inc.	256	22,874
S&P Global, Inc.	500	101,945
State Street Corp.	595	55,388
T. Rowe Price Group, Inc.	470	54,562

		1,191,869

Chemicals - 1.8%
Air Products & Chemicals, Inc.	400	62,292
Albemarle Corp.	241	22,733
CF Industries Holdings, Inc.	400	17,760
DowDuPont, Inc.	3,900	257,088
Eastman Chemical Co.	282	28,189
Ecolab, Inc.	400	56,132
FMC Corp.	258	23,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	100	$ 12,396
LyondellBasell Industries NV, Class A	600	65,910
Mosaic Co.	500	14,025
PPG Industries, Inc.	468	48,546
Praxair, Inc.	500	79,075
Sherwin-Williams Co.	138	56,245

		743,407

Commercial Services & Supplies - 0.3%
Cintas Corp.	138	25,540
Copart, Inc. (A)	300	16,968
Republic Services, Inc.	346	23,652
Stericycle, Inc. (A)	108	7,051
Waste Management, Inc.	702	57,101

		130,312

Communications Equipment - 1.0%
Cisco Systems, Inc.	8,300	357,149
F5 Networks, Inc. (A)	86	14,831
Juniper Networks, Inc.	658	18,042
Motorola Solutions, Inc.	304	35,377

		425,399

Construction & Engineering - 0.1%
Fluor Corp.	187	9,122
Jacobs Engineering Group, Inc.	184	11,682
Quanta Services, Inc. (A)	200	6,680

		27,484

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	91	20,323
Vulcan Materials Co.	200	25,812

		46,135

Consumer Finance - 0.7%
American Express Co.	1,300	127,400
Capital One Financial Corp.	869	79,861
Discover Financial Services	600	42,246
Synchrony Financial	1,102	36,785

		286,292

Containers & Packaging - 0.3%
Avery Dennison Corp.	191	19,501
Ball Corp.	518	18,415
International Paper Co.	700	36,456
Packaging Corp. of America	127	14,198
Sealed Air Corp.	300	12,735
WestRock Co.	466	26,571

		127,876

Distributors - 0.1%
Genuine Parts Co.	266	24,416
LKQ Corp. (A)	435	13,877

		38,293

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	300	6,834

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	3,400	634,610
Jefferies Financial Group, Inc.	415	9,437

		644,047

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	13,000	$ 417,430
CenturyLink, Inc.	1,555	28,985
Verizon Communications, Inc.	7,300	367,263

		813,678

Electric Utilities - 1.7%
Alliant Energy Corp.	383	16,208
American Electric Power Co., Inc.	839	58,101
Duke Energy Corp.	1,190	94,105
Edison International	556	35,178
Entergy Corp.	335	27,065
Evergy, Inc.	400	22,462
Eversource Energy	497	29,129
Exelon Corp.	1,700	72,420
FirstEnergy Corp.	700	25,137
NextEra Energy, Inc.	800	133,624
PG&E Corp.	877	37,325
Pinnacle West Capital Corp.	144	11,601
PPL Corp.	1,242	35,459
Southern Co.	1,636	75,763
Xcel Energy, Inc.	790	36,087

		709,664

Electrical Equipment - 0.5%
Acuity Brands, Inc.	46	5,330
AMETEK, Inc.	442	31,895
Eaton Corp. PLC	772	57,699
Emerson Electric Co.	1,022	70,661
Rockwell Automation, Inc.	193	32,082

		197,667

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	505	44,011
Corning, Inc.	1,356	37,303
FLIR Systems, Inc.	200	10,394
IPG Photonics Corp. (A)	63	13,900
TE Connectivity, Ltd.	573	51,604

		157,212

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	600	19,818
Halliburton Co.	1,400	63,084
Helmerich & Payne, Inc.	175	11,158
National Oilwell Varco, Inc.	600	26,040
Schlumberger, Ltd.	2,300	154,169
TechnipFMC PLC	700	22,218

		296,487

Equity Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	165	20,818
American Tower Corp.	800	115,336
Apartment Investment & Management Co., Class A	285	12,055
AvalonBay Communities, Inc.	190	32,659
Boston Properties, Inc.	308	38,629
Crown Castle International Corp.	758	81,727
Digital Realty Trust, Inc.	400	44,632
Duke Realty Corp.	545	15,821
Equinix, Inc.	127	54,596
Equity Residential	656	41,781
Essex Property Trust, Inc.	100	23,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	245	$ 24,453
Federal Realty Investment Trust	98	12,402
GGP, Inc.	939	19,184
HCP, Inc.	700	18,074
Host Hotels & Resorts, Inc.	1,103	23,240
Iron Mountain, Inc.	416	14,564
Kimco Realty Corp.	643	10,925
Macerich Co.	200	11,366
Mid-America Apartment Communities, Inc.	246	24,765
Prologis, Inc.	901	59,187
Public Storage	251	56,942
Realty Income Corp.	500	26,895
Regency Centers Corp.	257	15,955
SBA Communications Corp. (A)	170	28,070
Simon Property Group, Inc.	500	85,095
SL Green Realty Corp.	120	12,064
UDR, Inc.	407	15,279
Ventas, Inc.	608	34,626
Vornado Realty Trust	309	22,841
Welltower, Inc.	659	41,313
Weyerhaeuser Co.	1,200	43,752

		1,082,953

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	800	167,184
Kroger Co.	1,351	38,436
Sysco Corp.	836	57,090
Walgreens Boots Alliance, Inc.	1,500	90,023
Walmart, Inc.	2,600	222,690

		575,423

Food Products - 1.0%
Archer-Daniels-Midland Co.	944	43,264
Campbell Soup Co.	288	11,676
Conagra Brands, Inc.	644	23,010
General Mills, Inc.	974	43,109
Hershey Co.	200	18,612
Hormel Foods Corp.	400	14,884
J.M. Smucker, Co.	159	17,089
Kellogg Co.	460	32,140
Kraft Heinz Co.	992	62,317
McCormick & Co., Inc.	198	22,986
Mondelez International, Inc., Class A	2,519	103,279
Tyson Foods, Inc., Class A	487	33,530

		425,896

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	3,000	182,970
ABIOMED, Inc. (A)	100	40,905
Align Technology, Inc. (A)	100	34,214
Baxter International, Inc.	845	62,395
Becton Dickinson and Co.	500	119,780
Boston Scientific Corp. (A)	2,343	76,616
Cooper Cos., Inc.	79	18,601
Danaher Corp.	1,100	108,548
DENTSPLY SIRONA, Inc.	350	15,320
Edwards Lifesciences Corp. (A)	393	57,209
Hologic, Inc. (A)	422	16,774
IDEXX Laboratories, Inc. (A)	139	30,294
Intuitive Surgical, Inc. (A)	200	95,696

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	2,300	$ 196,903
ResMed, Inc.	273	28,277
Stryker Corp.	518	87,469
Varian Medical Systems, Inc. (A)	199	22,630
Zimmer Biomet Holdings, Inc.	393	43,796

		1,238,397

Health Care Providers & Services - 3.0%
Aetna, Inc.	572	104,962
AmerisourceBergen Corp.	311	26,519
Anthem, Inc.	400	95,212
Cardinal Health, Inc.	469	22,901
Centene Corp. (A)	332	40,906
Cigna Corp.	388	65,940
CVS Health Corp.	1,700	109,395
DaVita, Inc. (A)	267	18,540
Envision Healthcare Corp. (A)	191	8,406
Express Scripts Holding Co. (A)	918	70,879
HCA Healthcare, Inc.	477	48,940
Henry Schein, Inc. (A)	234	16,998
Humana, Inc.	200	59,526
Laboratory Corp. of America Holdings (A)	171	30,700
McKesson Corp.	392	52,293
Quest Diagnostics, Inc.	272	29,904
UnitedHealth Group, Inc.	1,700	417,078
Universal Health Services, Inc., Class B	211	23,514

		1,242,613

Health Care Technology - 0.1%
Cerner Corp. (A)	494	29,536

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	700	40,117
Chipotle Mexican Grill, Inc. (A)	39	16,823
Darden Restaurants, Inc.	206	22,054
Hilton Worldwide Holdings, Inc.	434	34,355
Marriott International, Inc., Class A	526	66,592
McDonald’s Corp.	1,400	219,366
MGM Resorts International	758	22,005
Norwegian Cruise Line Holdings, Ltd. (A)	302	14,270
Royal Caribbean Cruises, Ltd.	315	32,634
Starbucks Corp.	2,339	114,260
Wynn Resorts, Ltd.	100	16,734
Yum! Brands, Inc.	536	41,926

		641,136

Household Durables - 0.3%
D.R. Horton, Inc.	525	21,525
Garmin, Ltd.	200	12,200
Leggett & Platt, Inc.	165	7,366
Lennar Corp., Class A	447	23,467
Mohawk Industries, Inc. (A)	100	21,427
Newell Brands, Inc.	700	18,053
PulteGroup, Inc.	399	11,471
Whirlpool Corp.	100	14,623

		130,132

Household Products - 1.4%
Church & Dwight Co., Inc.	402	21,371
Clorox Co.	257	34,759
Colgate-Palmolive Co.	1,437	93,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark Corp.	600	$ 63,204
Procter & Gamble Co.	4,500	351,270

		563,736

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	957	12,834
NRG Energy, Inc.	496	15,227

		28,061

Industrial Conglomerates - 1.6%
3M Co.	1,100	216,392
General Electric Co.	14,700	200,067
Honeywell International, Inc.	1,297	186,833
Roper Technologies, Inc.	165	45,525

		648,817

Insurance - 2.2%
Aflac, Inc.	1,384	59,540
Allstate Corp.	560	51,111
American International Group, Inc.	1,500	79,530
Aon PLC	467	64,058
Arthur J. Gallagher & Co.	352	22,979
Assurant, Inc.	142	14,696
Brighthouse Financial, Inc. (A)	119	4,768
Chubb, Ltd.	770	97,805
Cincinnati Financial Corp.	270	18,052
Everest Re Group, Ltd.	52	11,985
Hartford Financial Services Group, Inc.	600	30,678
Lincoln National Corp.	328	20,418
Loews Corp.	384	18,540
Marsh & McLennan Cos., Inc.	829	67,953
MetLife, Inc.	1,712	74,643
Principal Financial Group, Inc.	415	21,974
Progressive Corp.	974	57,612
Prudential Financial, Inc.	698	65,270
Torchmark Corp.	138	11,235
Travelers Cos., Inc.	465	56,888
Unum Group	300	11,097
Willis Towers Watson PLC	200	30,320
XL Group, Ltd.	419	23,443

		914,595

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	217	12,089

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	700	1,189,860
Booking Holdings, Inc. (A)	81	164,194
Expedia Group, Inc.	256	30,769
Netflix, Inc. (A)	800	313,144

		1,697,967

Internet Software & Services - 5.1%
Akamai Technologies, Inc. (A)	321	23,507
Alphabet, Inc., Class A (A)	500	564,595
Alphabet, Inc., Class C (A)	500	557,825
eBay, Inc. (A)	1,500	54,390
Facebook, Inc., Class A (A)	4,200	816,144
Twitter, Inc. (A)	1,100	48,037
VeriSign, Inc. (A)	200	27,484

		2,091,982

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.5%
Accenture PLC, Class A	1,100	$ 179,949
Alliance Data Systems Corp.	73	17,024
Automatic Data Processing, Inc.	800	107,312
Broadridge Financial Solutions, Inc.	200	23,020
Cognizant Technology Solutions Corp., Class A	973	76,857
DXC Technology Co.	481	38,773
Fidelity National Information Services, Inc.	582	61,710
Fiserv, Inc. (A)	660	48,899
FleetCor Technologies, Inc. (A)	200	42,130
Gartner, Inc. (A)	200	26,580
Global Payments, Inc.	300	33,447
International Business Machines Corp.	1,500	209,550
Mastercard, Inc., Class A	1,600	314,432
Paychex, Inc.	497	33,970
PayPal Holdings, Inc. (A)	2,000	166,540
Total System Services, Inc.	300	25,356
Visa, Inc., Class A	3,200	423,840
Western Union Co.	662	13,459

		1,842,848

Leisure Products - 0.1%
Hasbro, Inc.	191	17,631
Mattel, Inc.	558	9,163

		26,794

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	547	33,826
Illumina, Inc. (A)	300	83,787
IQVIA Holdings, Inc. (A)	283	28,249
Mettler-Toledo International, Inc. (A)	41	23,724
PerkinElmer, Inc.	144	10,545
Thermo Fisher Scientific, Inc.	700	144,998
Waters Corp. (A)	100	19,359

		344,488

Machinery - 1.4%
Caterpillar, Inc.	1,000	135,670
Cummins, Inc.	300	39,900
Deere & Co.	590	82,482
Dover Corp.	300	21,960
Flowserve Corp.	190	7,676
Fortive Corp.	500	38,555
Illinois Tool Works, Inc.	566	78,414
Ingersoll-Rand PLC	454	40,737
PACCAR, Inc.	547	33,892
Parker-Hannifin Corp.	200	31,170
Pentair PLC	237	9,973
Snap-on, Inc.	71	11,411
Stanley Black & Decker, Inc.	300	39,843
Xylem, Inc.	268	18,058

		589,741

Media - 2.1%
CBS Corp., Class B	593	33,338
Charter Communications, Inc., Class A (A)	300	87,963
Comcast Corp., Class A	7,700	252,637
Discovery, Inc., Class A (A)	208	5,720
Discovery, Inc., Class C (A)	444	11,322
DISH Network Corp., Class A (A)	344	11,562
Interpublic Group of Cos., Inc.	600	14,064

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	500	$ 7,750
News Corp., Class B	200	3,170
Omnicom Group, Inc.	342	26,084
Twenty-First Century Fox, Inc., Class A	1,700	84,473
Twenty-First Century Fox, Inc., Class B	724	35,672
Viacom, Inc., Class B	497	14,990
Walt Disney Co.	2,553	267,580

		856,325

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	2,140	36,936
Newmont Mining Corp.	904	34,090
Nucor Corp.	559	34,938

		105,964

Multi-Utilities - 0.9%
Ameren Corp.	379	23,062
CenterPoint Energy, Inc.	625	17,319
CMS Energy Corp.	492	23,262
Consolidated Edison, Inc.	495	38,600
Dominion Energy, Inc.	1,137	77,521
DTE Energy Co.	342	35,441
NiSource, Inc.	480	12,614
Public Service Enterprise Group, Inc.	786	42,554
SCANA Corp.	239	9,206
Sempra Energy	500	58,055
WEC Energy Group, Inc.	509	32,907

		370,541

Multiline Retail - 0.5%
Dollar General Corp.	475	46,835
Dollar Tree, Inc. (A)	400	34,000
Kohl’s Corp.	266	19,391
Macy’s, Inc.	509	19,052
Nordstrom, Inc.	191	9,890
Target Corp.	910	69,269

		198,437

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	876	64,167
Andeavor	200	26,236
Apache Corp.	598	27,956
Cabot Oil & Gas Corp.	635	15,113
Chevron Corp.	3,400	429,862
Cimarex Energy Co.	200	20,348
Concho Resources, Inc. (A)	300	41,505
ConocoPhillips	2,000	139,240
Devon Energy Corp.	968	42,553
EOG Resources, Inc.	952	118,457
EQT Corp.	461	25,438
Exxon Mobil Corp.	7,500	620,475
Hess Corp.	407	27,224
HollyFrontier Corp.	300	20,529
Kinder Morgan, Inc.	2,986	52,763
Marathon Oil Corp.	1,382	28,829
Marathon Petroleum Corp.	792	55,567
Newfield Exploration Co. (A)	336	10,164
Noble Energy, Inc.	727	25,649
Occidental Petroleum Corp.	1,300	108,784
ONEOK, Inc.	700	48,881

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	700	$ 78,617
Pioneer Natural Resources Co.	300	56,772
Range Resources Corp.	366	6,123
Valero Energy Corp.	753	83,455
Williams Cos., Inc.	1,446	39,201

		2,213,908

Personal Products - 0.1%
Coty, Inc., Class A	698	9,842
Estee Lauder Cos., Inc., Class A	375	53,509

		63,351

Pharmaceuticals - 4.3%
Allergan PLC	600	100,032
Bristol-Myers Squibb Co.	2,800	154,952
Eli Lilly & Co.	1,641	140,027
Johnson & Johnson	4,700	570,298
Merck & Co., Inc.	4,700	285,290
Mylan NV (A)	817	29,526
Nektar Therapeutics (A)	300	14,649
Perrigo Co. PLC	255	18,592
Pfizer, Inc.	10,300	373,684
Zoetis, Inc.	847	72,156

		1,759,206

Professional Services - 0.3%
Equifax, Inc.	267	33,404
IHS Markit, Ltd. (A)	580	29,922
Nielsen Holdings PLC	552	17,073
Robert Half International, Inc.	247	16,080
Verisk Analytics, Inc. (A)	307	33,046

		129,525

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	446	21,292

Road & Rail - 1.0%
CSX Corp.	1,600	102,048
JB Hunt Transport Services, Inc.	143	17,382
Kansas City Southern	238	25,218
Norfolk Southern Corp.	451	68,042
Union Pacific Corp.	1,400	198,352

		411,042

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	1,207	18,093
Analog Devices, Inc.	680	65,225
Applied Materials, Inc.	1,700	78,523
Broadcom, Inc.	700	169,848
Intel Corp.	8,200	407,622
KLA-Tencor Corp.	300	30,759
Lam Research Corp.	275	47,534
Microchip Technology, Inc.	398	36,198
Micron Technology, Inc. (A)	1,938	101,629
NVIDIA Corp.	1,100	260,590
Qorvo, Inc. (A)	200	16,034
QUALCOMM, Inc.	2,500	140,300
Skyworks Solutions, Inc.	332	32,088
Texas Instruments, Inc.	1,678	184,999
Xilinx, Inc.	431	28,127

		1,617,569

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 5.8%
Activision Blizzard, Inc.	1,300	$ 99,216
Adobe Systems, Inc. (A)	900	219,429
ANSYS, Inc. (A)	134	23,340
Autodesk, Inc. (A)	400	52,436
CA, Inc.	518	18,467
Cadence Design Systems, Inc. (A)	415	17,974
Citrix Systems, Inc. (A)	271	28,411
Electronic Arts, Inc. (A)	543	76,574
Intuit, Inc.	393	80,292
Microsoft Corp.	13,200	1,301,652
Oracle Corp.	5,000	220,300
Red Hat, Inc. (A)	300	40,311
salesforce.com, Inc. (A)	1,200	163,680
Symantec Corp.	944	19,493
Synopsys, Inc. (A)	272	23,275
Take-Two Interactive Software, Inc. (A)	200	23,672

		2,408,522

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	100	13,570
AutoZone, Inc. (A)	41	27,508
Best Buy Co., Inc.	430	32,069
CarMax, Inc. (A)	335	24,412
Foot Locker, Inc.	247	13,005
Gap, Inc.	337	10,915
Home Depot, Inc.	1,968	383,957
L Brands, Inc.	398	14,678
Lowe’s Cos., Inc.	1,392	133,034
O’Reilly Automotive, Inc. (A)	127	34,743
Ross Stores, Inc.	691	58,562
Tiffany & Co.	163	21,451
TJX Cos., Inc.	1,100	104,698
Tractor Supply Co.	200	15,298
Ulta Beauty, Inc. (A)	92	21,478

		909,378

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	8,500	1,573,435
Hewlett Packard Enterprise Co.	2,476	36,174

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	2,872	$ 65,166
NetApp, Inc.	489	38,401
Seagate Technology PLC	503	28,405
Western Digital Corp.	498	38,550
Xerox Corp.	300	7,200

		1,787,331

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	532	11,715
Michael Kors Holdings, Ltd. (A)	291	19,381
NIKE, Inc., Class B	2,200	175,296
PVH Corp.	100	14,972
Ralph Lauren Corp.	71	8,926
Tapestry, Inc.	440	20,552
Under Armour, Inc., Class A (A)	300	6,744
Under Armour, Inc., Class C (A)	300	6,324
VF Corp.	600	48,912

		312,822

Tobacco - 1.0%
Altria Group, Inc.	3,200	181,728
Philip Morris International, Inc.	2,800	226,072

		407,800

Trading Companies & Distributors - 0.2%
Fastenal Co.	461	22,188
United Rentals, Inc. (A)	100	14,762
WW Grainger, Inc.	100	30,840

		67,790

Water Utilities - 0.1%
American Water Works Co., Inc.	261	22,284

Total Common Stocks (Cost $38,267,200)		39,646,933

Total Investments (Cost $38,267,200)		39,646,933
Net Other Assets (Liabilities) - 3.8%		1,566,707

Net Assets - 100.0%		$ 41,213,640

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	11	09/21/2018	$1,519,034	$1,496,880	$—	$(22,154)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$39,646,933	$—	$—	$39,646,933

Total Investments	$39,646,933	$—	$—	$39,646,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(22,154)	$—	$—	$(22,154)

Total Other Financial Instruments	$(22,154)	$—	$—	$(22,154)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $38,267,200)	$39,646,933
Cash	1,529,018
Cash collateral pledged at broker:
Futures contracts	67,760
Receivables and other assets:
Shares of beneficial interest sold	19,035
Due from investment manager	20,380
Investments sold	43,904
Dividends	31,120
Variation margin receivable on futures contracts	1,138
Prepaid expenses	106

Total assets	41,359,394

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	152
Investments purchased	113,498
Distribution and service fees	7,723
Transfer agent costs	73
Trustees, CCO and deferred compensation fees	22
Audit and tax fees	8,080
Custody fees	6,196
Legal fees	450
Printing and shareholder reports fees	5
Other	9,555

Total liabilities	145,754

Net assets	$41,213,640

Net assets consist of:
Capital stock ($0.01 par value)	$35,572
Additional paid-in capital	39,402,631
Undistributed (distributions in excess of) net investment income (loss)	316,274
Accumulated net realized gain (loss)	101,584
Net unrealized appreciation (depreciation) on:
Investments	1,379,733
Futures contracts	(22,154)

Net assets	$41,213,640

Net assets by class:
Initial Class	$827,463
Service Class	40,386,177

Shares outstanding:
Initial Class	71,381
Service Class	3,485,803

Net asset value and offering price per share:
Initial Class	$11.59
Service Class	11.59

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$285,135
Interest income	177

Total investment income	285,312

Expenses:
Investment management fees	12,006
Distribution and service fees:
Service Class	37,290
Transfer agency costs
Initial Class	2
Service Class	247
Trustees, CCO and deferred compensation fees	429
Audit and tax fees	8,105
Custody fees	23,633
Legal fees	6,823
Printing and shareholder reports fees	6,259
Dues and subscriptions fees	10,385
Other	113

Total expenses before waiver and/or reimbursement and recapture	105,292

Expenses waived and/or reimbursed:
Initial Class	(496)
Service Class	(46,708)
Recapture of previously waived and/or reimbursed fees:
Initial Class	212

Net expenses	58,300

Net investment income (loss)	227,012

Net realized gain (loss) on:
Investments	21,577
Futures contracts	25,334

Net realized gain (loss)	46,911

Net change in unrealized appreciation (depreciation) on:
Investments	289,532
Futures contracts	(19,958)

Net change in unrealized appreciation (depreciation)	269,574

Net realized and change in unrealized gain (loss)	316,485

Net increase (decrease) in net assets resulting from operations	$543,497

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2018 (unaudited) (A)	December 31, 2017 (B)
From operations:
Net investment income (loss)	$227,012	$88,454
Net realized gain (loss)	46,911	54,673
Net change in unrealized appreciation (depreciation)	269,574	1,088,005

Net increase (decrease) in net assets resulting from operations	543,497	1,231,132

Capital share transactions:
Proceeds from shares sold:
Initial Class	855,848	—
Service Class	19,804,635	20,105,677

	20,660,483	20,105,677

Cost of shares redeemed:
Initial Class	(30,921)	—
Service Class	(599,519)	(696,709)

	(630,440)	(696,709)

Net increase (decrease) in net assets resulting from capital share transactions	20,030,043	19,408,968

Net increase (decrease) in net assets	20,573,540	20,640,100

Net assets:
Beginning of period	20,640,100	—

End of period	$41,213,640	$20,640,100

Undistributed (distributions in excess of) net investment income (loss)	$316,274	$89,262

Capital share transactions - shares:
Shares issued:
Initial Class	74,000	—
Service Class	1,715,759	1,888,909

	1,789,759	1,888,909

Shares redeemed:
Initial Class	(2,619)	—
Service Class	(52,910)	(65,955)

	(55,529)	(65,955)

Net increase (decrease) in shares outstanding:
Initial Class	71,381	—
Service Class	1,662,849	1,822,954

	1,734,230	1,822,954

(A)	Initial Class commenced operations on January 12, 2018.
(B)	Service Class commenced operations on May 1, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:

	Initial Class
	June 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$11.80

Investment operations:
Net investment income (loss) (B)	0.10
Net realized and unrealized gain (loss)	(0.31	)(C)

Total investment operations	(0.21)

Net asset value, end of period	$11.59

Total return (D)	(1.78	)%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(F)
Including waiver and/or reimbursement and recapture	0.14	%(F)
Net investment income (loss) to average net assets	1.88	%(F)
Portfolio turnover rate	1	%(E)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$11.32		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	0.18		1.21

Total investment operations	0.27		1.32

Net asset value, end of period	$11.59		$11.32

Total return (C)	2.39	%(D)	13.20	%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$40,386		$20,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(E)	1.03	%(E)
Including waiver and/or reimbursement and recapture	0.39	%(E)	0.39	%(E)
Net investment income (loss) to average net assets	1.51	%(E)	1.49	%(E)
Portfolio turnover rate	1	%(D)	4	%(D)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica U.S. Equity Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(22,154)	$—	$—	$(22,154)
Total	$—	$—	$(22,154)	$—	$—	$(22,154)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$25,334	$—	$—	$25,334
Total	$—	$—	$25,334	$—	$—	$25,334

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(19,958)	$—	$—	$(19,958)
Total	$—	$—	$(19,958)	$—	$—	$(19,958)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

Futures Contracts at Notional Amount
Long	Short
357	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.08% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2019
Service Class	0.39	May 1, 2019

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2017	2018	Total
Initial Class	$—	$284	$284
Service Class	38,107	46,708	84,815

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 19,629,477	$ —	$ 245,781	$ —

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 38,267,200	$ 2,535,247	$ (1,177,668)	$ 1,357,579

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica U.S. Equity Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on May 1, 2017 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe since its inception. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark since its inception.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,101.90	$1.56	$1,023.30	$1.51	0.30%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	3.1
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.4%
Boeing Co.	919	$ 308,334

Airlines - 0.5%
United Continental Holdings, Inc. (A)	998	69,591

Banks - 0.8%
SVB Financial Group (A)	337	97,312

Beverages - 1.3%
Monster Beverage Corp. (A)	2,834	162,388

Biotechnology - 2.5%
Biogen, Inc. (A)	298	86,492
Incyte Corp. (A)	608	40,736
Seattle Genetics, Inc. (A)	1,236	82,058
Vertex Pharmaceuticals, Inc. (A)	639	108,604

		317,890

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	1,759	94,441

Capital Markets - 2.4%
BlackRock, Inc.	185	92,322
Intercontinental Exchange, Inc.	1,607	118,195
MarketAxess Holdings, Inc.	457	90,422

		300,939

Chemicals - 1.7%
PPG Industries, Inc.	1,408	146,052
Sherwin-Williams Co.	177	72,140

		218,192

Consumer Finance - 0.9%
Capital One Financial Corp.	1,210	111,199

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,152	158,577

Electrical Equipment - 1.6%
AMETEK, Inc.	1,588	114,590
Eaton Corp. PLC	1,186	88,642

		203,232

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	1,204	97,271
IPG Photonics Corp. (A)	393	86,708

		183,979

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	892	186,410

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	2,317	171,087
Boston Scientific Corp. (A)	3,914	127,988
Hologic, Inc. (A)	2,563	101,879
Medtronic PLC	1,326	113,519

		514,473

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	1,333	327,038

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	1,798	142,330

Household Durables - 0.9%
Mohawk Industries, Inc. (A)	528	113,135

Household Products - 0.9%
Colgate-Palmolive Co.	1,690	109,529

	Shares	Value
COMMON STOCKS (continued)
Insurance - 0.8%
Allstate Corp.	1,175	$ 107,242

Internet & Direct Marketing Retail - 9.2%
Amazon.com, Inc. (A)	376	639,125
Booking Holdings, Inc. (A)	112	227,034
Netflix, Inc. (A)	539	210,981
Wayfair, Inc., Class A (A) (B)	765	90,851

		1,167,991

Internet Software & Services - 11.9%
Alphabet, Inc., Class A (A)	482	544,270
Alphabet, Inc., Class C (A)	225	251,021
Facebook, Inc., Class A (A)	2,637	512,422
GoDaddy, Inc., Class A (A)	2,969	209,611

		1,517,324

IT Services - 7.8%
Cognizant Technology Solutions Corp., Class A	1,215	95,973
FleetCor Technologies, Inc. (A)	689	145,138
Global Payments, Inc.	1,319	147,055
Mastercard, Inc., Class A	2,289	449,834
PayPal Holdings, Inc. (A)	1,906	158,713

		996,713

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	815	168,819

Machinery - 3.5%
Gardner Denver Holdings, Inc. (A)	2,091	61,454
Illinois Tool Works, Inc.	781	108,200
Middleby Corp. (A) (B)	652	68,082
Nordson Corp.	725	93,097
Snap-on, Inc.	690	110,897

		441,730

Media - 1.8%
Comcast Corp., Class A	7,136	234,132

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	1,892	160,820

Oil, Gas & Consumable Fuels - 0.8%
Continental Resources, Inc. (A)	1,592	103,098

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	864	123,284

Pharmaceuticals - 1.8%
Allergan PLC	688	114,703
Bristol-Myers Squibb Co.	2,035	112,617

		227,320

Professional Services - 1.2%
Equifax, Inc.	522	65,307
IHS Markit, Ltd. (A)	1,694	87,394

		152,701

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	784	95,295
Norfolk Southern Corp.	656	98,971

		194,266

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A) (B)	7,389	110,761
Lam Research Corp.	627	108,377
Micron Technology, Inc. (A)	2,044	107,187

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (A)	3,994	$ 88,807

		415,132

Software - 10.5%
Adobe Systems, Inc. (A)	909	221,623
Guidewire Software, Inc. (A)	1,077	95,616
Microsoft Corp.	4,181	412,288
salesforce.com, Inc. (A)	1,734	236,518
ServiceNow, Inc. (A)	666	114,865
SS&C Technologies Holdings, Inc.	2,085	108,211
Workday, Inc., Class A (A)	1,196	144,860

		1,333,981

Specialty Retail - 1.3%
TJX Cos., Inc.	1,798	171,134

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	3,785	700,641
NetApp, Inc.	2,069	162,479

		863,120

Textiles, Apparel & Luxury Goods - 4.6%
NIKE, Inc., Class B	3,619	288,362
Under Armour, Inc., Class C (A) (B)	5,635	118,786
VF Corp.	2,130	173,637

		580,785

Total Common Stocks (Cost $8,794,348)		12,578,581

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	395,344	$ 395,344

Total Securities Lending Collateral (Cost $395,344)		395,344

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $117,285 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $121,049.	$ 117,276	117,276

Total Repurchase Agreement (Cost $117,276)		117,276

Total Investments (Cost $9,306,968)		13,091,201
Net Other Assets (Liabilities) - (3.0)%		(384,584)

Net Assets - 100.0%		$ 12,706,617

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,578,581	$—	$—	$12,578,581
Securities Lending Collateral	395,344	—	—	395,344
Repurchase Agreement	—	117,276	—	117,276

Total Investments	$12,973,925	$117,276	$—	$13,091,201

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $384,488. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $9,189,692) (including securities loaned of $384,488)	$12,973,925
Repurchase agreement, at value (cost $117,276)	117,276
Receivables and other assets:
Investments sold	18,762
Interest	3
Dividends	2,439
Net income from securities lending	70
Prepaid expenses	41

Total assets	13,112,516

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	345
Investment management fees	866
Transfer agent costs	32
Trustees, CCO and deferred compensation fees	43
Audit and tax fees	8,099
Custody fees	690
Legal fees	174
Printing and shareholder reports fees	146
Other	160
Collateral for securities on loan	395,344

Total liabilities	405,899

Net assets	$12,706,617

Net assets consist of:
Capital stock ($0.01 par value)	$13,499
Additional paid-in capital	6,548,960
Undistributed (distributions in excess of) net investment income (loss)	145,737
Accumulated net realized gain (loss)	2,214,188
Net unrealized appreciation (depreciation) on:
Investments	3,784,233

Net assets	$12,706,617

Shares outstanding	1,349,892

Net asset value and offering price per share	$9.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$52,392
Interest income	306
Net income (loss) from securities lending	573

Total investment income	53,271

Expenses:
Investment management fees	20,208
Transfer agent costs	88
Trustees, CCO and deferred compensation fees	195
Audit and tax fees	8,160
Custody fees	3,744
Legal fees	389
Printing and shareholder reports fees	856
Other	170

Total expenses before waiver and/or reimbursement and recapture	33,810

Expense waived and/or reimbursed	(15,439)

Net expenses	18,371

Net investment income (loss)	34,900

Net realized gain (loss) on:
Investments	649,988

Net change in unrealized appreciation (depreciation) on:
Investments	534,174

Net realized and change in unrealized gain (loss)	1,184,162

Net increase (decrease) in net assets resulting from operations	$1,219,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$34,900	$114,858
Net realized gain (loss)	649,988	1,596,639
Net change in unrealized appreciation (depreciation)	534,174	1,586,339

Net increase (decrease) in net assets resulting from operations	1,219,062	3,297,836

Dividends and/or distributions to shareholders:
Net investment income	—	(143,738)
Net realized gains	—	(499,122)

Total dividends and/or distributions to shareholders	—	(642,860)

Capital share transactions:
Proceeds from shares sold	10,258	50,243
Dividends and/or distributions reinvested	—	642,860
Cost of shares redeemed	(887,212)	(3,096,646)

Net increase (decrease) in net assets resulting from capital share transactions	(876,954)	(2,403,543)

Net increase (decrease) in net assets	342,108	251,433

Net assets:
Beginning of period/year	12,364,509	12,113,076

End of period/year	$12,706,617	$12,364,509

Undistributed (distributions in excess of) net investment income (loss)	$145,737	$110,837

Capital share transactions - shares:
Shares issued	617	6,319
Shares reinvested	—	83,706
Shares redeemed	(98,100)	(394,911)

Net increase (decrease) in shares outstanding	(97,483)	(304,886)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$8.54		$6.91		$6.93		$8.80		$9.04		$7.51

Investment operations:
Net investment income (loss) (A)	0.03	(B)	0.07	(B)	0.08	(B)(C)	0.08	(B)	0.10	(B)	0.11
Net realized and unrealized gain (loss)	0.84		1.95		0.17		0.43		0.93		2.29

Total investment operations	0.87		2.02		0.25		0.51		1.03		2.40

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)		(0.07)		(0.09)		(0.12)		(0.17)
Net realized gains	—		(0.30)		(0.20)		(2.29)		(1.15)		(0.70)

Total dividends and/or distributions to shareholders	—		(0.39)		(0.27)		(2.38)		(1.27)		(0.87)

Net asset value, end of period/year	$9.41		$8.54		$6.91		$6.93		$8.80		$9.04

Total return (D)	10.19	%(E)	29.73%		3.47%		7.11%		12.13%		33.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,707		$12,365		$12,113		$12,871		$13,765		$12,959
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(F)(G)	0.55	%(G)	0.52	%(G)	0.51	%(G)	0.87	%(G)	0.91%
Including waiver and/or reimbursement and recapture	0.30	%(F)(G)	0.30	%(G)	0.17	%(C)(G)	0.30	%(G)	0.30	%(G)	0.30%
Net investment income (loss) to average net assets	0.57	%(B)(F)	0.89	%(B)	1.10	%(B)(C)	0.93	%(B)	1.08	%(B)	1.33%
Portfolio turnover rate	13	%(E)(H)	32	%(H)	40	%(H)	40	%(H)	116	%(H)	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was 0.01 to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth II VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2018 by the Portfolios.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$395,344	$—	$—	$—	$395,344
Total Borrowings	$395,344	$—	$—	$—	$395,344

5. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.33% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.30%	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available				Total
2015	2016	2017	2018
$ 16,908	$ 27,180	$ 32,178	$ 15,439	$ 91,705

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2018. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.15% of Initial Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 59,974	$ —	$ —

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,566,271	$ —	$ 2,467,976	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 9,306,968	$ 3,899,869	$ (115,636)	$ 3,784,233

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth II VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio
Initial Class	$1,000.00	$1,099.10	$3.64	$1,021.30	$3.51	0.70%
Service Class	1,000.00	1,097.80	4.94	1,020.10	4.76	0.95

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2018

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	100.0%
Securities Lending Collateral	2.9
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(3.7)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.5%
Boeing Co.	208,703	$ 70,021,943

Airlines - 0.5%
United Continental Holdings, Inc. (A)	222,454	15,511,717

Banks - 0.8%
SVB Financial Group (A)	76,589	22,115,840

Beverages - 1.3%
Monster Beverage Corp. (A)	647,985	37,129,540

Biotechnology - 2.5%
Biogen, Inc. (A)	67,501	19,591,490
Incyte Corp. (A)	139,487	9,345,629
Seattle Genetics, Inc. (A)	281,242	18,671,657
Vertex Pharmaceuticals, Inc. (A)	142,719	24,256,521

		71,865,297

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	404,540	21,719,753

Capital Markets - 2.4%
BlackRock, Inc.	41,141	20,531,005
Intercontinental Exchange, Inc.	363,788	26,756,607
MarketAxess Holdings, Inc.	105,318	20,838,219

		68,125,831

Chemicals - 1.7%
PPG Industries, Inc.	313,670	32,536,989
Sherwin-Williams Co.	39,992	16,299,540

		48,836,529

Consumer Finance - 0.9%
Capital One Financial Corp.	269,625	24,778,537

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	702,429	35,339,203

Electrical Equipment - 1.6%
AMETEK, Inc.	359,566	25,946,283
Eaton Corp. PLC	268,506	20,068,138

		46,014,421

Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	272,591	22,022,627
IPG Photonics Corp. (A)	89,607	19,769,992

		41,792,619

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	198,735	41,531,640

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	530,246	39,153,365
Boston Scientific Corp. (A)	896,833	29,326,439
Hologic, Inc. (A)	586,252	23,303,517
Medtronic PLC	300,282	25,707,142

		117,490,463

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	297,053	72,878,983

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	391,841	31,018,134

Household Durables - 0.9%
Mohawk Industries, Inc. (A)	120,765	25,876,317

Household Products - 0.9%
Colgate-Palmolive Co.	380,093	24,633,827

	Shares	Value
COMMON STOCKS (continued)
Insurance - 0.9%
Allstate Corp.	266,009	$ 24,278,641

Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (A)	83,889	142,594,522
Booking Holdings, Inc. (A)	24,970	50,616,437
Netflix, Inc. (A)	122,171	47,821,395
Wayfair, Inc., Class A (A) (B)	202,932	24,100,204

		265,132,558

Internet Software & Services - 12.1%
Alphabet, Inc., Class A (A)	109,985	124,193,962
Alphabet, Inc., Class C (A)	51,205	57,126,858
Facebook, Inc., Class A (A)	602,444	117,066,918
GoDaddy, Inc., Class A (A)	678,301	47,888,051

		346,275,789

IT Services - 7.9%
Cognizant Technology Solutions Corp., Class A	280,147	22,128,811
FleetCor Technologies, Inc. (A)	157,508	33,179,060
Global Payments, Inc.	293,926	32,769,810
Mastercard, Inc., Class A	522,906	102,761,487
PayPal Holdings, Inc. (A)	430,565	35,853,148

		226,692,316

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	181,626	37,622,010

Machinery - 3.5%
Gardner Denver Holdings, Inc. (A)	473,415	13,913,667
Illinois Tool Works, Inc.	178,898	24,784,529
Middleby Corp. (A) (B)	149,232	15,582,805
Nordson Corp.	161,480	20,735,647
Snap-on, Inc.	156,246	25,111,857

		100,128,505

Media - 1.8%
Comcast Corp., Class A	1,590,191	52,174,167

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	431,253	36,656,505

Oil, Gas & Consumable Fuels - 0.8%
Continental Resources, Inc. (A)	369,576	23,933,742

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	196,042	27,973,233

Pharmaceuticals - 1.8%
Allergan PLC	155,883	25,988,814
Bristol-Myers Squibb Co.	467,149	25,852,025

		51,840,839

Professional Services - 1.2%
Equifax, Inc.	119,790	14,986,927
IHS Markit, Ltd. (A)	383,671	19,793,587

		34,780,514

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	174,792	21,245,968
Norfolk Southern Corp.	144,238	21,761,187

		43,007,155

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A) (B)	1,678,504	25,160,775
Lam Research Corp.	142,853	24,692,141
Micron Technology, Inc. (A)	464,052	24,334,887

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (A)	910,220	$ 20,238,742

		94,426,545

Software - 10.6%
Adobe Systems, Inc. (A)	206,335	50,306,536
Guidewire Software, Inc. (A)	244,594	21,715,055
Microsoft Corp.	954,803	94,153,124
salesforce.com, Inc. (A)	396,002	54,014,673
ServiceNow, Inc. (A)	151,067	26,054,526
SS&C Technologies Holdings, Inc.	479,046	24,862,487
Workday, Inc., Class A (A)	271,650	32,902,248

		304,008,649

Specialty Retail - 1.4%
TJX Cos., Inc.	411,688	39,184,464

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	864,550	160,036,851
NetApp, Inc.	472,474	37,103,383

		197,140,234

Textiles, Apparel & Luxury Goods - 4.6%
NIKE, Inc., Class B	819,472	65,295,529
Under Armour, Inc., Class C (A) (B)	1,279,597	26,973,905
VF Corp.	481,314	39,236,717

		131,506,151

Total Common Stocks (Cost $2,045,783,902)		2,853,442,611

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	83,493,238	$ 83,493,238

Total Securities Lending Collateral (Cost $83,493,238)		83,493,238

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.90% (C), dated 06/29/2018, to be repurchased at $23,058,446 on 07/02/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $23,518,750.	$ 23,056,717	23,056,717

Total Repurchase Agreement (Cost $23,056,717)		23,056,717

Total Investments (Cost $2,152,333,857)		2,959,992,566
Net Other Assets (Liabilities) - (3.7)%		(105,029,203)

Net Assets - 100.0%		$ 2,854,963,363

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,853,442,611	$—	$—	$2,853,442,611
Securities Lending Collateral	83,493,238	—	—	83,493,238
Repurchase Agreement	—	23,056,717	—	23,056,717

Total Investments	$2,936,935,849	$23,056,717	$—	$2,959,992,566

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,192,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2018.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investments, at value (cost $2,129,277,140) (including securities loaned of $81,192,230)	$2,936,935,849
Repurchase agreement, at value (cost $23,056,717)	23,056,717
Receivables and other assets:
Shares of beneficial interest sold	76,371
Investments sold	4,253,954
Interest	576
Dividends	556,729
Tax reclaims	15,520
Net income from securities lending	14,370
Prepaid expenses	9,601

Total assets	2,964,919,687

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	21,101,160
Investments purchased	3,487,361
Investment management fees	1,547,366
Distribution and service fees	49,672
Transfer agent costs	5,612
Trustees, CCO and deferred compensation fees	9,186
Audit and tax fees	32,200
Custody fees	13,250
Legal fees	27,796
Printing and shareholder reports fees	158,212
Other	31,271
Collateral for securities on loan	83,493,238

Total liabilities	109,956,324

Net assets	$2,854,963,363

Net assets consist of:
Capital stock ($0.01 par value)	$889,752
Additional paid-in capital	1,663,039,318
Undistributed (distributions in excess of) net investment income (loss)	15,534,536
Accumulated net realized gain (loss)	367,841,048
Net unrealized appreciation (depreciation) on:
Investments	807,658,709

Net assets	$2,854,963,363

Net assets by class:
Initial Class	$2,608,743,385
Service Class	246,219,978

Shares outstanding:
Initial Class	81,138,427
Service Class	7,836,770

Net asset value and offering price per share:
Initial Class	$32.15
Service Class	31.42

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Investment Income:
Dividend income	$11,972,924
Interest income	79,368
Net income (loss) from securities lending	143,099

Total investment income	12,195,391

Expenses:
Investment management fees	9,332,864
Distribution and service fees:
Service Class	300,674
Transfer agent costs	19,623
Trustees, CCO and deferred compensation fees	44,096
Audit and tax fees	30,572
Custody fees	104,673
Legal fees	81,090
Printing and shareholder reports fees	79,209
Other	36,000

Total expenses	10,028,801

Net investment income (loss)	2,166,590

Net realized gain (loss) on:
Investments	125,200,505

Net change in unrealized appreciation (depreciation) on:
Investments	138,908,798

Net realized and change in unrealized gain (loss)	264,109,303

Net increase (decrease) in net assets resulting from operations	$266,275,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017
From operations:
Net investment income (loss)	$2,166,590	$12,267,033
Net realized gain (loss)	125,200,505	243,501,927
Net change in unrealized appreciation (depreciation)	138,908,798	418,571,363

Net increase (decrease) in net assets resulting from operations	266,275,893	674,340,323

Dividends and/or distributions to shareholders:
Net investment income:
Initial Class	—	(10,603,196)
Service Class	—	(409,765)

Total dividends and/or distributions from net investment income	—	(11,012,961)

Net realized gains:
Initial Class	—	(60,001,942)
Service Class	—	(4,770,103)

Total dividends and/or distributions from net realized gains	—	(64,772,045)

Total dividends and/or distributions to shareholders	—	(75,785,006)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,242,285	26,871,606
Service Class	4,794,182	38,339,156

	15,036,467	65,210,762

Dividends and/or distributions reinvested:
Initial Class	—	70,605,138
Service Class	—	5,179,868

	—	75,785,006

Cost of shares redeemed:
Initial Class	(152,869,009)	(401,381,609)
Service Class	(19,946,487)	(26,014,401)

	(172,815,496)	(427,396,010)

Net increase (decrease) in net assets resulting from capital share transactions	(157,779,029)	(286,400,242)

Net increase (decrease) in net assets	108,496,864	312,155,075

Net assets:
Beginning of period/year	2,746,466,499	2,434,311,424

End of period/year	$2,854,963,363	$2,746,466,499

Undistributed (distributions in excess of) net investment income (loss)	$15,534,536	$13,367,946

Capital share transactions - shares:
Shares issued:
Initial Class	296,688	1,005,905
Service Class	153,849	1,484,670

	450,537	2,490,575

Shares reinvested:
Initial Class	—	2,682,566
Service Class	—	200,926

	—	2,883,492

Shares redeemed:
Initial Class	(4,891,558)	(14,919,012)
Service Class	(663,047)	(998,825)

	(5,554,605)	(15,917,837)

Net increase (decrease) in shares outstanding:
Initial Class	(4,594,870)	(11,230,541)
Service Class	(509,198)	686,771

	(5,104,068)	(10,543,770)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$29.25		$23.30		$23.71		$33.82		$31.84		$24.29

Investment operations:
Net investment income (loss) (A)	0.03		0.13	(B)	0.13	(B)(C)	0.15	(B)	0.20	(B)	0.24
Net realized and unrealized gain (loss)	2.87		6.59		0.56		1.60		3.27		7.61

Total investment operations	2.90		6.72		0.69		1.75		3.47		7.85

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)		(0.10)		(0.26)		(0.30)		(0.30)
Net realized gains	—		(0.65)		(1.00)		(11.60)		(1.19)		—

Total dividends and/or distributions to shareholders	—		(0.77)		(1.10)		(11.86)		(1.49)		(0.30)

Net asset value, end of period/year	$32.15		$29.25		$23.30		$23.71		$33.82		$31.84

Total return (D)	9.91	%(E)	29.20%		2.81%		6.85%		11.10%		32.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,608,743		$2,507,627		$2,259,537		$1,803,732		$2,210,278		$2,455,635
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(G)	0.70	%(F)	0.70	%(F)	0.71	%(F)	0.74	%(F)	0.77%
Including waiver and/or reimbursement and recapture	0.70	%(G)	0.70	%(F)	0.69	%(C)(F)	0.71	%(F)	0.74	%(F)	0.77%
Net investment income (loss) to average net assets	0.18	%(B)(G)	0.48	%(B)	0.56	%(B)(C)	0.50	%(B)	0.62	%(B)	0.85%
Portfolio turnover rate	13	%(E)	34	%(H)	46	%(H)	37	%(H)	112	%(H)	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2018 (unaudited)		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period/year	$28.62		$22.82		$23.25		$33.38		$31.45		$23.99

Investment operations:
Net investment income (loss) (A)	(0.01)		0.05	(B)	0.07	(B)(C)	0.07	(B)	0.12	(B)	0.16
Net realized and unrealized gain (loss)	2.81		6.46		0.54		1.58		3.22		7.52

Total investment operations	2.80		6.51		0.61		1.65		3.34		7.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		(0.04)		(0.18)		(0.22)		(0.22)
Net realized gains	—		(0.65)		(1.00)		(11.60)		(1.19)		—

Total dividends and/or distributions to shareholders	—		(0.71)		(1.04)		(11.78)		(1.41)		(0.22)

Net asset value, end of period/year	$31.42		$28.62		$22.82		$23.25		$33.38		$31.45

Total return (D)	9.78	%(E)	28.86%		2.54%		6.61%		10.83%		32.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$246,220		$238,839		$174,774		$178,172		$156,696		$145,815
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(G)	0.95	%(F)	0.95	%(F)	0.96	%(F)	0.99	%(F)	1.02%
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95	%(F)	0.94	%(C)(F)	0.96	%(F)	0.99	%(F)	1.02%
Net investment income (loss) to average net assets	(0.07	)%(B)(G)	0.21	%(B)	0.29	%(B)(C)	0.25	%(B)	0.36	%(B)	0.59%
Portfolio turnover rate	13	%(E)	34	%(H)	46	%(H)	37	%(H)	112	%(H)	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated separate accounts, affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2018, commissions recaptured are $751.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2018, is disclosed within the Security Valuation section of the Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2018.

Repurchase agreements at June 30, 2018, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$83,493,238	$—	$—	$—	$83,493,238
Total Borrowings	$83,493,238	$—	$—	$—	$83,493,238

5. RISK FACTOR

Investing in the Portfolio may involve certain risks. Set forth below is a summary of certain key risks related to the Portfolio’s trading activity. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $150 million	0.730%
Over $150 million up to $650 million	0.700
Over $650 million up to $1.15 billion	0.680
Over $1.15 billion up to $2 billion	0.655
Over $2 billion up to $3 billion	0.640
Over $3 billion up to $4 billion	0.630
Over $4 billion	0.610

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.85%	May 1, 2019
Service Class	1.10	May 1, 2019

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2019. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2018, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2018.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2018, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 14,346,653	$ —	$ —

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 367,505,767	$ —	$ 497,514,008	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the three years from the date of filing for federal purposes and four years from the date of filing state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,152,333,857	$ 839,648,156	$ (31,989,447)	$ 807,658,709

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2018

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-

3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner Treasurer (Principal Financial Officer)
Date:	September 4, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer